UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders

VALIC Company I

Annual Report, May 31, 2022

VALIC Company I

ANNUAL REPORT MAY 31, 2022

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I consisting of investment portfolio information and financial statements for the twelve-month period ended May 31, 2022. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy,

President VALIC Company I

Note: All performance figures quoted are for the VALIC Company I Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 591/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company I

EXPENSE EXAMPLE — May 31, 2022 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2021 and held until May 31, 2022. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended May 31, 2022” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended May 31, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended May 31, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — May 31, 2022 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2021	Ending Account Value Using Actual Return at May 31, 2022	Expenses Paid During the Six Months Ended May 31, 2022	Beginning Account Value at December 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at May 31, 2022	Expenses Paid During the Six Months Ended May 31, 2022	Annualized Expense Ratio*
Aggressive Growth Lifestyle#	$1,000.00	913.96	0.43	$1,000.00	1,024.48	0.45	0.09%
Asset Allocation#	$1,000.00	909.57	2.95	$1,000.00	1,021.84	3.13	0.62%
Blue Chip Growth#	$1,000.00	710.76	3.37	$1,000.00	1,020.99	3.98	0.79%
Capital Appreciation#	$1,000.00	850.71	2.77	$1,000.00	1,021.94	3.02	0.60%
Conservative Growth Lifestyle#	$1,000.00	915.75	0.62	$1,000.00	1,024.28	0.66	0.13%
Core Bond	$1,000.00	905.36	2.38	$1,000.00	1,022.44	2.52	0.50%
Dividend Value#	$1,000.00	1,040.14	3.51	$1,000.00	1,021.49	3.48	0.69%
Dynamic Allocation#	$1,000.00	904.94	1.52	$1,000.00	1,023.34	1.61	0.32%
Emerging Economies	$1,000.00	896.96	4.49	$1,000.00	1,020.19	4.78	0.95%
Global Real Estate	$1,000.00	923.03	4.22	$1,000.00	1,020.54	4.43	0.88%
Global Strategy#	$1,000.00	902.49	3.70	$1,000.00	1,021.04	3.93	0.78%
Government Money Market I#	$1,000.00	1,000.18	0.50	$1,000.00	1,024.43	0.50	0.10%
Government Securities	$1,000.00	922.77	3.07	$1,000.00	1,021.74	3.23	0.64%
Growth#	$1,000.00	745.90	2.70	$1,000.00	1,021.84	3.13	0.62%
High Yield Bond#	$1,000.00	941.65	3.29	$1,000.00	1,021.54	3.43	0.68%
Inflation Protected#	$1,000.00	944.92	2.47	$1,000.00	1,022.39	2.57	0.51%
International Equities Index	$1,000.00	929.31	2.02	$1,000.00	1,022.84	2.12	0.42%
International Government Bond	$1,000.00	886.42	3.34	$1,000.00	1,021.39	3.58	0.71%
International Growth#	$1,000.00	703.89	3.70	$1,000.00	1,020.59	4.38	0.87%
International Opportunities#	$1,000.00	845.36	4.37	$1,000.00	1,020.19	4.78	0.95%
International Socially Responsible	$1,000.00	911.16	3.05	$1,000.00	1,021.74	3.23	0.64%
International Value#	$1,000.00	981.59	3.66	$1,000.00	1,021.24	3.73	0.74%
Large Capital Growth	$1,000.00	909.13	3.47	$1,000.00	1,021.29	3.68	0.73%
Mid Cap Index	$1,000.00	934.26	1.69	$1,000.00	1,023.19	1.77	0.35%
Mid Cap Strategic Growth	$1,000.00	808.93	3.34	$1,000.00	1,021.24	3.73	0.74%
Mid Cap Value	$1,000.00	1,020.16	4.03	$1,000.00	1,020.94	4.03	0.80%
Moderate Growth Lifestyle	$1,000.00	919.73	0.57	$1,000.00	1,024.33	0.61	0.12%
Nasdaq -100® Index	$1,000.00	784.56	2.18	$1,000.00	1,022.49	2.47	0.49%
Science & Technology#	$1,000.00	708.55	4.00	$1,000.00	1,020.24	4.73	0.94%
Small Cap Growth#	$1,000.00	731.60	3.80	$1,000.00	1,020.54	4.43	0.88%
Small Cap Index	$1,000.00	851.83	1.94	$1,000.00	1,022.84	2.12	0.42%
Small Cap Special Values	$1,000.00	977.65	4.24	$1,000.00	1,020.64	4.33	0.86%
Small Cap Value#	$1,000.00	965.55	3.77	$1,000.00	1,021.09	3.88	0.77%
Stock Index#	$1,000.00	910.58	1.38	$1,000.00	1,023.49	1.46	0.29%
Systematic Core#	$1,000.00	903.23	3.04	$1,000.00	1,021.74	3.23	0.64%
Systematic Value#	$1,000.00	1,017.55	2.36	$1,000.00	1,022.59	2.37	0.47%
U.S. Socially Responsible	$1,000.00	905.07	1.66	$1,000.00	1,023.19	1.77	0.35%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2022” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2022” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.3%
Domestic Fixed Income Investment Companies	24.2
International Equity Investment Companies	16.5
Registered Investment Companies	7.7
International Fixed Income Investment Companies	1.3

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company I Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.3%
VALIC Co. I Blue Chip Growth Fund	359,835	$5,919,278
VALIC Co. I Capital Appreciation Fund	1,502,190	28,902,135
VALIC Co. I Dividend Value Fund	626,336	8,273,894
VALIC Co. I Large Capital Growth Fund	1,806,385	33,273,609
VALIC Co. I Mid Cap Index Fund	1,150,236	30,343,226
VALIC Co. I Mid Cap Strategic Growth Fund	927,561	16,584,783
VALIC Co. I Mid Cap Value Fund	1,027,683	21,211,382
VALIC Co. I Nasdaq-100 Index Fund	548,477	11,002,443
VALIC Co. I Science & Technology Fund	85,756	1,955,235
VALIC Co. I Small Cap Growth Fund	428,832	6,333,849
VALIC Co. I Small Cap Index Fund	245,503	4,274,210
VALIC Co. I Small Cap Special Values Fund	326,064	4,144,274
VALIC Co. I Small Cap Value Fund	301,340	4,080,145
VALIC Co. I Stock Index Fund	1,729,929	82,154,333
VALIC Co. I Systematic Core Fund	550,559	14,066,794
VALIC Co. I Systematic Value Fund	4,511,360	58,692,796

Total Domestic Equity Investment Companies
(cost $328,606,778)		331,212,386

Domestic Fixed Income Investment Companies — 24.2%
VALIC Co. I Core Bond Fund	12,153,252	123,355,503
VALIC Co. I Government Securities Fund	208,364	2,039,886
VALIC Co. I High Yield Bond Fund	1,539,129	10,820,074
VALIC Co. I Inflation Protected Fund	2,136,895	23,548,584

Total Domestic Fixed Income Investment Companies
(cost $174,454,073)		159,764,047

International Equity Investment Companies — 16.5%
VALIC Co. I Emerging Economies Fund	1,399,660	10,147,532
VALIC Co. I Global Real Estate Fund	2,423,330	18,344,606

Security Description	Shares	Value (Note 2)

International Equity Investment Companies (continued)
VALIC Co. I International Equities Index Fund	3,132,767	$22,806,542
VALIC Co. I International Growth Fund	329,850	3,902,127
VALIC Co. I International Opportunities Fund	2,010,668	32,210,899
VALIC Co. I International Value Fund	2,171,559	21,498,433

Total International Equity Investment Companies
(cost $119,476,784)		108,910,139

International Fixed Income Investment Companies — 1.3%
VALIC Co. I International Government Bond Fund (cost $9,686,612)	835,501	8,689,210

Total Long-Term Investment Securities
(cost $632,224,247)		608,575,782

SHORT-TERM INVESTMENT SECURITIES — 7.7%
Registered Investment Companies — 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class(2) (cost $50,592,009)	50,592,009	50,592,009

TOTAL INVESTMENTS
(cost $682,816,256)(3)	100.0%	659,167,791
Liabilities in excess of other assets	(0.0)	(109,187)

NET ASSETS	100.0%	$659,058,604

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds.
Additional information on the underlying funds including such fund’s prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 3.
(2)	The 7-day yield as of May 31, 2022 is 0.74%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$608,575,782	$—	$—	$608,575,782
Short-Term Investment Securities	50,592,009	—	—	50,592,009

Total Investments at Value	$659,167,791	$—	$—	$659,167,791

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Diversified Financial Services	7.7%
Applications Software	4.9
Medical — Drugs	4.6
United States Treasury Bonds	4.1
Repurchase Agreements	3.9
Government National Mtg. Assoc.	3.9
Electric — Integrated	3.8
Federal National Mtg. Assoc.	3.7
Web Portals/ISP	3.7
United States Treasury Notes	3.6
Computers	3.2
Diversified Banking Institutions	3.1
Semiconductor Components — Integrated Circuits	2.9
Real Estate Investment Trusts	2.6
Diversified Manufacturing Operations	2.5
Banks — Super Regional	2.4
E-Commerce/Products	2.3
Finance — Credit Card	1.9
Retail — Restaurants	1.7
Medical Instruments	1.7
Chemicals — Diversified	1.7
Electronic Components — Semiconductors	1.7
Machinery — Farming	1.5
Medical — Biomedical/Gene	1.5
Aerospace/Defense	1.4
Federal Home Loan Mtg. Corp.	1.4
Banks — Commercial	1.4
Oil Companies — Exploration & Production	1.4
Transport — Rail	1.3
Medical — HMO	1.2
Commercial Services — Finance	1.2
Beverages — Non — alcoholic	1.1
Auto-Cars/Light Trucks	1.0
Uniform Mtg. Backed Securities	1.0
Hotels/Motels	0.9
Oil — Field Services	0.8
Retail — Building Products	0.8
Investment Management/Advisor Services	0.8
Athletic Footwear	0.8
Retail — Discount	0.7
Internet Content — Entertainment	0.7
Insurance — Property/Casualty	0.7
Computer Services	0.6
Retail — Auto Parts	0.6
Pipelines	0.5
Building Products — Cement	0.5
Finance — Leasing Companies	0.5
Airlines	0.5
E-Commerce/Services	0.5
Registered Investment Companies	0.4
Retail — Apparel/Shoe	0.3
Telephone — Integrated	0.3
Independent Power Producers	0.3
Medical — Generic Drugs	0.2
Medical — Hospitals	0.2
Cable/Satellite TV	0.2
Internet Application Software	0.2
Brewery	0.2
Oil Companies — Integrated	0.1
Insurance — Life/Health	0.1
Tobacco	0.1
Enterprise Software/Service	0.1
Gas — Distribution	0.1
Electric — Generation	0.1
Federal Home Loan Bank	0.1
Food — Meat Products	0.1
Cellular Telecom	0.1
Retail — Convenience Store	0.1
Software Tools	0.1

Food — Wholesale/Distribution	0.1
Rental Auto/Equipment	0.1
Chemicals — Specialty	0.1
Semiconductor Equipment	0.1
Broadcast Services/Program	0.1
Multimedia	0.1
Entertainment Software	0.1
Pharmacy Services	0.1
Metal — Diversified	0.1
Electric — Distribution	0.1
Insurance — Mutual	0.1

101.4%

*	Calculated as a percentage of net assets

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 60.2%
Aerospace/Defense — 1.1%
Northrop Grumman Corp.	3,461	$1,619,644

Applications Software — 4.9%
Microsoft Corp.	25,686	6,983,253

Athletic Footwear — 0.8%
NIKE, Inc., Class B	9,553	1,135,374

Auto - Cars/Light Trucks — 0.7%
Tesla, Inc.†	1,226	929,627

Banks - Commercial — 1.2%
Truist Financial Corp.	35,248	1,753,236

Banks - Super Regional — 2.2%
US Bancorp	30,174	1,601,334
Wells Fargo & Co.	32,468	1,486,061

		3,087,395

Beverages - Non-alcoholic — 1.0%
Coca-Cola Co.	23,200	1,470,416

Building Products - Cement — 0.5%
Vulcan Materials Co.	4,211	694,268

Chemicals - Diversified — 1.6%
Eastman Chemical Co.	8,331	917,743
PPG Industries, Inc.	10,053	1,271,604

		2,189,347

Commercial Services - Finance — 1.1%
FleetCor Technologies, Inc.†	1,947	484,433
S&P Global, Inc.	3,064	1,070,807

		1,555,240

Computer Services — 0.5%
Leidos Holdings, Inc.	7,135	745,607

Computers — 3.1%
Apple, Inc.	29,154	4,339,281

Diversified Banking Institutions — 1.1%
Morgan Stanley	18,323	1,578,343

Diversified Manufacturing Operations — 2.5%
Eaton Corp. PLC	17,156	2,377,821
Trane Technologies PLC	8,097	1,117,872

		3,495,693

E-Commerce/Products — 2.3%
Amazon.com, Inc.†	1,379	3,315,378

E-Commerce/Services — 0.5%
Uber Technologies, Inc.†	28,074	651,317

Electric - Integrated — 2.8%
NextEra Energy, Inc.	36,702	2,777,974
Xcel Energy, Inc.	15,631	1,177,640

		3,955,614

Electronic Components - Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	20,291	2,066,841

Finance - Credit Card — 1.8%
Mastercard, Inc., Class A	7,171	2,566,286

Hotels/Motels — 0.9%
Marriott International, Inc., Class A	7,386	1,267,290

Insurance - Property/Casualty — 0.7%
Progressive Corp.	7,701	919,345

Internet Application Software — 0.2%
Shopify, Inc., Class A†	643	241,202

Security Description	Shares/ Principal Amount	Value (Note 2)

Internet Content - Entertainment — 0.7%
Meta Platforms, Inc., Class A†	3,594	$695,942
Snap, Inc., Class A†	21,964	309,912

		1,005,854

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	4,208	1,162,544

Machinery - Farming — 1.5%
Deere & Co.	5,739	2,053,299

Medical Instruments — 1.7%
Boston Scientific Corp.†	33,822	1,387,040
Intuitive Surgical, Inc.†	4,258	969,291

		2,356,331

Medical - Biomedical/Gene — 1.3%
Regeneron Pharmaceuticals, Inc.†	2,700	1,794,798

Medical - Drugs — 4.4%
AbbVie, Inc.	19,861	2,926,915
Bristol-Myers Squibb Co.	30,097	2,270,819
Eli Lilly & Co.	3,171	993,918

		6,191,652

Medical - HMO — 1.2%
Centene Corp.†	21,508	1,751,612

Oil Companies-Exploration & Production — 1.3%
Pioneer Natural Resources Co.	6,357	1,766,865

Oil - Field Services — 0.7%
Baker Hughes Co.	29,189	1,050,220

Real Estate Investment Trusts — 1.7%
Prologis, Inc.	18,599	2,371,001

Retail - Apparel/Shoe — 0.3%
Ross Stores, Inc.	5,398	458,938

Retail - Auto Parts — 0.5%
O’Reilly Automotive, Inc.†	996	634,621

Retail - Building Products — 0.8%
Lowe’s Cos., Inc.	5,742	1,121,413

Retail - Discount — 0.7%
Dollar General Corp.	4,718	1,039,564

Retail - Restaurants — 1.7%
McDonald’s Corp.	9,660	2,436,349

Semiconductor Components - Integrated Circuits — 2.9%
Analog Devices, Inc.	6,942	1,169,033
NXP Semiconductors NV	15,779	2,994,223

		4,163,256

Transport - Rail — 1.3%
Norfolk Southern Corp.	7,552	1,809,912

Web Portals/ISP — 3.7%
Alphabet, Inc., Class A†	2,306	5,246,703

Total Common Stocks
(cost $82,800,190)		84,974,929

ASSET BACKED SECURITIES — 7.7%
Diversified Financial Services — 7.7%
ACC Auto Trust Series 2021-A, Class A 1.08% due 04/15/2027*	$46,868	46,275
ACC Auto Trust Series 2021-A, Class B 1.79% due 04/15/2027*	105,000	101,052

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
ACC Trust Series 2021-1, Class B 1.43% due 07/22/2024*	$100,000	$99,210
Accelerated Assets LLC Series 2021-1H, Class B 1.90% due 10/20/2040*	59,235	54,972
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class A 1.77% (1 ML+0.83%) due 12/18/2037*(1)(2)	116,919	115,502
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class AS 2.04% (1 ML+1.10%) due 12/18/2037*(1)(2)	110,000	107,832
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% due 08/15/2025*	145,000	142,679
Ajax Mtg. Loan Trust Series 2021-B, Class A 2.24% due 06/25/2066*(3)(4)	116,173	109,101
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94% due 08/15/2046*	95,000	85,812
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	30,487	30,432
AMSR Trust Series 2020-SFR4, Class E2 2.46% due 11/17/2037*	100,000	91,263
AMSR Trust Series 2020-SFR3, Class E2 2.76% due 09/17/2037*	100,000	91,768
AMSR Trust Series 2020-SFR2, Class E2 4.28% due 07/17/2037*	145,000	138,836
Bayview Finance LLC Series 2021-3, Class F 1.84% due 07/12/2033(4)(5)	125,410	125,410
BPR Trust FRS Series 2021-KEN, Class A 2.13% (1 ML+1.25%) due 02/15/2029*(2)	145,000	143,187
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	95,984	86,307
Business Jet Securities LLC Series 2021-1A, Class B 2.92% due 04/15/2036*	128,188	115,168
Business Jet Securities LLC Series 2020-1A, Class A 2.98% due 11/15/2035*	103,648	96,178
Business Jet Securities LLC Series 2022-1A, Class A 4.46% due 06/15/2037*	100,000	97,484
Cascade MH Asset Trust Series 2021-MH1, Class A1 1.75% due 02/25/2046*(4)	150,133	136,209
CFMT LLC VRS Series 2021-HB5, Class A 0.80% due 02/25/2031*(4)(6)	234,572	231,432
CPS Auto Receivables Trust Series 2021-A, Class B 0.61% due 02/18/2025*	66,081	65,876
CPS Auto Receivables Trust Series 2021-A, Class C 0.83% due 09/15/2026*	300,000	293,652

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
CPS Auto Receivables Trust Series 2021-B, Class C 1.23% due 03/15/2027*	$100,000	$96,654
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A 1.35% due 02/16/2027*	27,781	27,196
Crossroads Asset Trust Series 2021-A, Class A2 0.82% due 03/20/2024*	47,080	46,423
Crossroads Asset Trust Series 2021-A, Class B 1.12% due 06/20/2025*	205,000	198,253
CSMC Trust VRS Series 2021-RPL1, Class A1 1.67% due 09/27/2060*(4)(6)	138,086	131,641
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	175,000	158,822
Diamond Resorts Owner Trust Series 2021-1A, Class A 1.51% due 11/21/2033*	110,137	104,175
Diamond Resorts Owner Trust Series 2021-1A, Class C 2.70% due 11/21/2033*	60,575	57,394
Drive Auto Receivables Trust Series 2021-1, Class D 1.45% due 01/16/2029	120,000	114,362
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	50,000	48,252
DT Auto Owner Trust Series 2019-4A, Class D 2.85% due 07/15/2025*	85,000	84,401
DT Auto Owner Trust Series 2022-2A, Class D 5.46% due 03/15/2028*	55,000	54,759
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B 1.74% due 08/27/2035*	84,922	79,032
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74% due 01/15/2026	240,000	234,985
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	95,000	91,956
FHF Trust Series 2021-1A, Class A 1.27% due 03/15/2027*	39,335	38,065
FirstKey Homes Trust Series 2021-SFR2, Class E1 2.26% due 09/17/2038*	155,000	133,382
FirstKey Homes Trust Series 2022-SFR1, Class E1 5.00% due 05/17/2039*	100,000	94,735
Flagship Credit Auto Trust Series 2021-2, Class A 0.37% due 12/15/2026*	110,454	108,926
Flagship Credit Auto Trust Series 2021-1, Class B 0.68% due 02/16/2027*	65,000	63,273
FMC GMSR Issuer Trust VRS Series 2021-GT2, Class A 3.85% due 10/25/2026*(6)	100,000	90,382
Freed ABS Trust Series 2021-1CP, Class A 0.66% due 03/20/2028*	3,835	3,831

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Freed ABS Trust Series 2021-2, Class B 1.03% due 06/19/2028*	$100,000	$99,078
GLS Auto Receivables Trust Series 2021-2A, Class B 0.77% due 09/15/2025*	100,000	97,916
Home Partners of America Trust Series 2021-2, Class C 2.40% due 12/17/2026*	127,963	115,793
Home Partners of America Trust Series 2021-3, Class D 3.00% due 01/17/2041*	97,050	87,080
Legacy Mtg. Asset Trust Series 2021-GS1, Class A1 1.89% due 10/25/2066*(3)(4)	93,347	90,472
Lendbuzz Securitization Trust Series 2021-1A, Class A 1.46% due 06/15/2026*	105,748	103,340
Lendingpoint Asset Securitization Trust Series 2021-A, Class A 1.00% due 12/15/2028*	69,219	68,709
Lendingpoint Asset Securitization Trust Series 2021-B, Class A 1.11% due 02/15/2029*	101,369	99,777
Lendingpoint Asset Securitization Trust Series 2021-B, Class B 1.68% due 02/15/2029*	100,000	94,484
LHOME Mtg. Trust VRS Series 2021-RTL1, Class A1 2.09% due 09/25/2026*(4)(6)	200,000	192,407
Mariner Finance Issuance Trust Series 2021-AA, Class A 1.86% due 03/20/2036*	130,000	116,153
Marlette Funding Trust Series 2021-1A, Class B 1.00% due 06/16/2031*	101,000	99,203
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	140,000	134,856
Mission Lane Credit Card Master Trust Series 2021-A, Class A 1.59% due 09/15/2026*	110,000	106,524
MVW LLC Series 2021-2A, Class C 2.23% due 05/20/2039*	141,451	130,575
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A 2.98% due 03/25/2026*	107,382	99,537
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A 3.23% due 05/25/2026*	163,071	152,264
Octane Receivables Trust Series 2021-1A, Class A 0.93% due 03/22/2027*	62,610	60,933
Oportun Funding XIV LLC Series 2021-A, Class A 1.21% due 03/08/2028*	100,000	94,146
Oportun Funding XIV LLC Series 2021-A, Class B 1.76% due 03/08/2028*	245,000	231,918
Oportun Issuance Trust Series 2021-B, Class A 1.47% due 05/08/2031*	255,000	238,114
Pagaya AI Debt Selection Trust Series 2021-3, Class A 1.15% due 05/15/2029*	145,029	141,774

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Pagaya AI Debt Selection Trust Series 2021-1, Class A 1.18% due 11/15/2027*	$219,187	$215,410
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A 1.22% due 01/16/2029*	154,974	148,847
PRET LLC VRS Series 2021-RN4, Class A1 2.49% due 10/25/2051*(6)	125,182	119,521
Pretium Mtg. Credit Partners I LLC Series 2021-NPL1, Class A1 2.24% due 09/27/2060*(3)	173,574	165,535
Progress Residential Trust Series 2021-SFR2, Class D 2.20% due 04/19/2038*	267,000	239,904
Progress Residential Trust Series 2020-SFR1, Class E 3.03% due 04/17/2037*	115,000	107,492
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(4)(6)	192,041	184,359
Regional Management Issuance Trust Series 2021-1, Class A 1.68% due 03/17/2031*	125,000	116,335
Republic Finance Issuance Trust Series 2021-A, Class A 2.30% due 12/22/2031*	189,000	176,941
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B 1.80% due 09/20/2038*	66,033	62,176
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(2)	110,000	96,334
Theorem Funding Trust Series 2021-1A, Class A 1.21% due 12/15/2027*	87,567	85,974
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(4)(6)	229,845	209,716
Tricolor Auto Securitization Trust Series 2021-1A, Class B 1.00% due 06/17/2024*	120,000	118,535
Tricolor Auto Securitization Trust Series 2021-1A, Class C 1.33% due 09/16/2024*	115,000	113,045
United Auto Credit Securitization Trust Series 2021-1, Class C 0.84% due 06/10/2026*	115,000	113,208
Upstart Pass-Through Trust Series 2021-ST2, Class A 2.50% due 04/20/2027*	57,151	55,316
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	42,194	41,813
US Auto Funding Series 2021-1A, Class B 1.49% due 03/17/2025*	100,000	96,745
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(3)	66,075	63,459
Veros Auto Receivables Trust Series 2021-1, Class A 0.92% due 10/15/2026*	50,487	49,744
VOLT LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(3)	91,106	87,493

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
VOLT LLC Series 2021-NPL2, Class A1 1.89% due 02/27/2051*(3)	$250,396	$240,559
VOLT LLC Series 2021-NPL5, Class A1 2.12% due 03/27/2051*(3)	158,784	153,260
VOLT LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(3)	177,339	169,212
VOLT LLC Series 2021-NPL4, Class A1 2.24% due 03/27/2051*(3)	146,501	140,128
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(3)	213,108	203,124

Total Asset Backed Securities
(cost $11,427,558)		10,895,774

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Banks - Commercial — 0.2%
Santander UK Group Holdings PLC Senior Notes 2.47% due 01/11/2028	200,000	181,851
Westpac Banking Corp. Sub. Notes 3.13% due 11/18/2041	25,000	18,975

		200,826

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.55% due 03/15/2052*	20,000	18,598

Computer Services — 0.0%
CGI, Inc.* Senior Notes 2.30% due 09/14/2031	42,000	34,368

Diversified Banking Institutions — 0.6%
Deutsche Bank AG Senior Notes 2.55% due 01/07/2028	150,000	133,521
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	95,000	107,201
Macquarie Group, Ltd.* Senior Bonds 2.87% due 01/14/2033	100,000	83,548
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.74% due 03/07/2029	130,000	124,878
NatWest Markets PLC* Senior Notes 1.60% due 09/29/2026	200,000	180,470
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	200,000	199,805

		829,423

Electronic Components - Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031	40,000	33,314
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Bonds 3.25% due 05/11/2041	40,000	32,358

		65,672

Security Description	Principal Amount	Value (Note 2)

Finance - Leasing Companies — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	$150,000	$134,386
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.00% due 10/29/2028	150,000	131,103
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	78,000	67,364
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	24,000	22,575
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	47,000	44,982
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	154,000	154,451
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	46,000	46,023
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	7,000	7,066

		607,950

Oil Companies - Integrated — 0.0%
TotalEnergies Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	58,000	48,039

Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030	37,000	36,534

Real Estate Investment Trusts — 0.1%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.63% due 01/28/2026*	140,000	137,761

Rental Auto/Equipment — 0.1%
Triton Container International, Ltd. Company Guar. Notes 2.05% due 04/15/2026*	100,000	90,567

Retail - Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	35,000	27,372
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.63% due 05/13/2051*	35,000	26,403

		53,775

Total Foreign Corporate Bonds & Notes
(cost $2,439,417)		2,123,513

U.S. CORPORATE BONDS & NOTES — 9.9%
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 1.43% due 02/04/2024	10,000	9,633
Boeing Co. Senior Notes 2.20% due 02/04/2026	5,000	4,588
Boeing Co. Senior Notes 2.70% due 02/01/2027	270,000	248,568

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Boeing Co. Senior Notes 3.45% due 11/01/2028	$19,000	$17,388
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	68,000	59,739
Raytheon Technologies Corp. Senior Notes 2.25% due 07/01/2030	86,000	75,942

		415,858

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 2.75% due 05/14/2031	26,000	22,424

Airlines — 0.5%
American Airlines Pass Through Trust Pass-Through Certs. Series 2021-1, Class A 2.88% due 01/11/2036	83,000	73,007
American Airlines Pass Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	112,018	101,517
American Airlines Pass Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	181,881	162,595
American Airlines Pass Through Trust Pass-Through Certs. Series 2021-1, Class B 3.95% due 01/11/2032	104,000	91,604
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2020-1, Class A 2.50% due 12/10/2029	61,377	56,283
JetBlue Pass-Through Trust Pass-Through Certs. Series 2020-1, Class B 7.75% due 05/15/2030	43,862	46,759
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	26,674	23,656
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class B 3.50% due 11/01/2029	46,523	42,107
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class B 3.65% due 04/07/2027	49,167	45,154
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	54,565	50,759
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	37,525	33,495

		726,936

Security Description	Principal Amount	Value (Note 2)

Applications Software — 0.0%
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	$29,000	$23,604

Auto - Cars/Light Trucks — 0.3%
General Motors Co. Senior Notes 6.80% due 10/01/2027	100,000	108,169
General Motors Financial Co., Inc. Senior Notes 3.80% due 04/07/2025	30,000	29,866
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	120,000	107,683
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	37,000	35,671
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	200,000	187,808

		469,197

Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 2.60% due 01/15/2032	5,000	4,079

Banks - Super Regional — 0.2%
KeyCorp Senior Notes 2.25% due 04/06/2027	140,000	128,632
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	69,000	56,009
Wells Fargo & Co. Senior Bonds 4.61% due 04/25/2053	80,000	78,624

		263,265

Beverages - Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	73,000	67,020

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	239,000	204,844

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	94,000	86,696

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	57,000	49,452

Building Products - Wood — 0.0%
Masco Corp. Senior Notes 2.00% due 10/01/2030	57,000	46,667

Building - Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 5.00% due 06/15/2027	50,000	51,043

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	$100,000	$83,768
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	35,000	26,280
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	154,000	132,431

		242,479

Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	142,000	123,338

Chemicals - Diversified — 0.1%
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	138,000	126,978

Chemicals - Specialty — 0.1%
Intl Flavor & Fragrances, Inc. Company Guar. Notes 3.47% due 12/01/2050*	112,000	87,387

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 2.95% due 01/15/2032	37,000	31,845

Commercial Services — 0.0%
Quanta Services, Inc. Senior Notes 2.35% due 01/15/2032	45,000	36,476

Commercial Services - Finance — 0.1%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	27,000	24,428
S&P Global, Inc. Company Guar. Notes 2.70% due 03/01/2029*	44,000	40,842
S&P Global, Inc. Company Guar. Notes 4.25% due 05/01/2029*	44,000	44,505

		109,775

Computer Services — 0.1%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	141,000	117,030

Computers — 0.1%
Dell International LLC/EMC Corp. Senior Notes 6.20% due 07/15/2030	141,000	150,936

Containers - Paper/Plastic — 0.0%
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	33,000	30,011

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.00% due 10/15/2031	40,000	34,138

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 2.55% due 02/04/2028	$25,000	$23,386
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	40,000	34,352
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	144,000	111,012
Bank of America Corp. Senior Notes 2.97% due 02/04/2033	30,000	26,614
Bank of America Corp. Senior Notes 3.38% due 04/02/2026	310,000	305,385
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	149,000	145,713
Bank of America Corp. Senior Notes 4.38% due 04/27/2028	45,000	45,356
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	15,000	12,680
Citigroup, Inc. Senior Notes 3.06% due 01/25/2033	21,000	18,592
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	271,000	271,308
Citigroup, Inc. Senior Notes 3.88% due 01/24/2039	67,000	61,127
Goldman Sachs Group, Inc. Senior Notes 0.67% due 03/08/2024	96,000	94,071
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	25,000	22,793
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	15,000	12,620
Goldman Sachs Group, Inc. Senior Notes 2.64% due 02/24/2028	37,000	34,527
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	40,000	39,152
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	440,000	445,868
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	150,000	148,320
Morgan Stanley Senior Notes 4.46% due 04/22/2039	110,000	107,680

		1,960,556

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Company Guar. Notes 4.15% due 11/02/2042	30,000	28,129

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.95% due 04/13/2052	$50,000	$48,184

Electric - Distribution — 0.1%
New England Power Co. Senior Notes 2.81% due 10/06/2050*	58,000	39,486
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	20,000	19,580

		59,066

Electric - Generation — 0.1%
Fells Point Funding Trust Senior Notes 3.05% due 01/31/2027*	100,000	94,471
Vistra Operations Co. LLC Senior Sec. Notes 4.88% due 05/13/2024*	63,000	63,247

		157,718

Electric - Integrated — 1.0%
American Electric Power Co., Inc. Jr. Sub. Notes 2.03% due 03/15/2024	160,000	156,077
Edison International Senior Notes 5.75% due 06/15/2027	17,000	17,650
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	174,000	161,086
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	151,000	136,400
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	299,000	293,473
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	65,000	65,156
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	15,000	14,655
Pacific Gas & Electric Co. Senior Sec. Notes 1.37% due 03/10/2023	80,000	78,166
Pacific Gas & Electric Co. 1st Mtg. Notes 1.70% due 11/15/2023	20,000	19,439
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.25% due 02/16/2024	60,000	59,158
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	10,000	7,633
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	183,000	170,773
PG&E Wildfire Recovery Funding LLC Senior Sec. Bonds 4.26% due 06/01/2038	20,000	20,372
Southern California Edison Co. 1st Mtg. Notes 1.20% due 02/01/2026	112,000	101,529

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Union Electric Co. 1st Mtg. 3.90% due 04/01/2052	$27,000	$$24,989
WEC Energy Group, Inc. Senior Notes 1.38% due 10/15/2027#	140,000	122,944

		1,449,500

Electronic Components - Semiconductors — 0.1%
Broadcom, Inc.* Senior Notes 3.19% due 11/15/2036	10,000	8,025
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024	47,000	45,028
Microchip Technology, Inc. Senior Sec. Notes 0.98% due 09/01/2024*	40,000	37,599
Xilinx, Inc. Company Guar. Notes 2.38% due 06/01/2030	71,000	62,559

		153,211

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.80% due 11/15/2037	163,000	134,286
Workday, Inc. Senior Notes 3.50% due 04/01/2027	35,000	34,340

		168,626

Entertainment Software — 0.1%
Activision Blizzard Inc Senior Notes 1.35% due 09/15/2030	28,000	23,090
Take-Two Interactive Software, Inc. Senior Notes 3.70% due 04/14/2027	52,000	51,343

		74,433

Finance - Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	94,000	91,059

Finance - Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 1.88% due 08/15/2026	10,000	8,925
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	129,000	125,181

		134,106

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	122,000	105,431
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	44,000	43,304

		148,735

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	$19,000	$16,838
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039	40,000	36,980

		53,818

Food - Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	122,000	107,044

Gas - Distribution — 0.1%
Atmos Energy Corp. Senior Notes 0.63% due 03/09/2023	15,000	14,801
Atmos Energy Corp. Senior Notes 2.85% due 02/15/2052	35,000	26,197
CenterPoint Energy Resources Corp. Senior Notes 1.75% due 10/01/2030	141,000	117,420

		158,418

Independent Power Producers — 0.3%
Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	74,000	71,248
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	47,000	43,768
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	308,000	271,773

		386,789

Insurance Brokers — 0.0%
Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	56,000	46,382

Insurance - Life/Health — 0.1%
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	56,000	54,772
Empower Finance 2020 LP Company Guar. Notes 3.08% due 09/17/2051*	68,000	50,518
F&G Global Funding Sec. Notes 1.75% due 06/30/2026*	25,000	22,691
Northwestern Mutual Global Funding Senior Sec. Notes 1.70% due 06/01/2028*	25,000	22,425
Teachers Insurance & Annuity Association of America Sub. Notes 3.30% due 05/15/2050*	58,000	45,292

		195,698

Insurance - Mutual — 0.1%
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	68,000	58,207

Security Description	Principal Amount	Value (Note 2)

Insurance - Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 3.85% due 03/15/2052	$25,000	$22,812

Machinery - General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 3.11% due 02/15/2040	67,000	53,865

Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 2.60% due 11/24/2031	33,000	28,463

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	68,000	56,282
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	143,000	108,458
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	56,000	46,359

		211,099

Medical - Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	19,000	18,487
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	47,000	44,224
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	200,000	185,176
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	48,000	47,327

		295,214

Medical - Generic Drugs — 0.2%
Utah Acquisition Sub, Inc. Company Guar. Notes 3.95% due 06/15/2026	159,000	155,302
Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040	153,000	118,888

		274,190

Medical - HMO — 0.0%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	57,000	50,015

Medical - Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	7,000	5,230
HCA, Inc. Senior Sec. Bonds 4.63% due 03/15/2052*	8,000	7,060
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	158,000	163,765
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	46,000	39,093

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
Piedmont Healthcare, Inc. Sec. Bonds 2.86% due 01/01/2052	$25,000	$18,310
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 10/15/2030*	22,000	18,630

		252,088

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	75,000	63,497

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	96,000	85,726

Oil Companies - Exploration & Production — 0.1%
Coterra Energy, Inc.* Senior Notes 3.90% due 05/15/2027	46,000	45,294
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	74,000	73,411

		118,705

Oil Companies - Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	145,000	106,754
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	86,000	73,605

		180,359

Oil Refining & Marketing — 0.0%
HF Sinclair Corp. Senior Notes 2.63% due 10/01/2023*	56,000	54,659

Oil - Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	65,000	62,995
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	65,000	65,629

		128,624

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	94,000	71,329

Pipelines — 0.5%
Energy Transfer LP Senior Notes 3.90% due 05/15/2024	110,000	109,934
Energy Transfer LP Senior Notes 3.90% due 07/15/2026	78,000	76,516
Energy Transfer LP Senior Notes 4.40% due 03/15/2027	50,000	49,629
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	50,000	45,558

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Flex Intermediate Holdco LLC Senior Sec. Notes 3.36% due 06/30/2031*	$25,000	$21,842
Flex Intermediate Holdco LLC Senior Sec. Notes 4.32% due 12/30/2039*	15,000	12,493
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	139,000	131,542
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	41,000	38,539
MPLX LP Senior Notes 2.65% due 08/15/2030	69,000	59,758
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	25,000	21,754
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	65,000	67,538
Targa Resources Corp. Company Guar. Notes 4.20% due 02/01/2033	20,000	18,964
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	70,000	62,562

		716,629

Real Estate Investment Trusts — 0.8%
American Campus Communities Operating Partnership LP Company Guar. Notes 2.25% due 01/15/2029	20,000	18,769
American Tower Corp. Senior Notes 1.50% due 01/31/2028	47,000	40,230
American Tower Corp. Senior Notes 1.88% due 10/15/2030	246,000	197,216
American Tower Corp. Senior Notes 2.95% due 01/15/2051	57,000	40,217
American Tower Corp. Senior Notes 3.10% due 06/15/2050	88,000	63,452
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	30,000	26,450
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	15,000	12,338
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	36,000	30,304
CubeSmart LP Company Guar. Notes 2.00% due 02/15/2031	85,000	69,500
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	85,000	80,305
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	56,000	45,274
Healthpeak Properties, Inc. Senior Notes 2.13% due 12/01/2028	38,000	33,829

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	$56,000	$49,971
Life Storage LP Company Guar. Notes 2.40% due 10/15/2031	35,000	28,815
Mid-America Apartments LP Senior Notes 3.60% due 06/01/2027	19,000	18,534
Office Properties Income Trust Senior Notes 2.40% due 02/01/2027	45,000	38,611
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	10,000	7,768
Physicians Realty LP Company Guar. Notes 2.63% due 11/01/2031	15,000	12,594
Public Storage Senior Notes 1.95% due 11/09/2028	18,000	15,980
Sabra Health Care LP Company Guar. Notes 3.20% due 12/01/2031	25,000	20,625
Safehold Operating Partnership LP Company Guar. Notes 2.85% due 01/15/2032	46,000	38,461
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	57,000	45,991
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	141,000	118,542

		1,053,776

Retail - Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	84,000	84,081

Retail - Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	67,000	56,183

Retail - Convenience Store — 0.1%
7-Eleven, Inc. Senior Notes 0.63% due 02/10/2023*	85,000	83,819

Retail - Major Department Stores — 0.0%
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031#	47,000	39,621

Retail - Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 3.38% due 05/01/2031#	38,000	33,952

Semiconductor Components - Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 2.80% due 10/01/2041	26,000	21,101
QUALCOMM, Inc. Senior Bonds 4.50% due 05/20/2052	20,000	20,222

		41,323

Security Description	Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.1%
KLA Corp. Senior Notes 3.30% due 03/01/2050	$105,000	$86,838

Software Tools — 0.1%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	47,000	42,144
VMware, Inc. Senior Notes 4.70% due 05/15/2030	94,000	93,214

		135,358

Steel - Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	56,000	49,297

Telephone - Integrated — 0.3%
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	180,000	161,218
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	87,000	73,428
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	30,000	23,933
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	57,000	43,854
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	151,000	141,017

		443,450

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	50,000	40,368
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	113,000	97,728
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	38,000	28,182
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	20,000	17,118

		183,396

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	47,000	44,940

Transport - Rail — 0.0%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	22,000	21,587

Total U.S. Corporate Bonds & Notes
(cost $16,356,180)		13,966,052

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 10.1%
Federal Home Loan Bank — 0.1%
3.00% due 01/01/2052	$94,381	$90,231
4.00% due 01/01/2052	59,694	59,869

		150,100

Federal Home Loan Mtg. Corp. — 1.4%
2.50% due 02/01/2051	164,704	151,790
3.00% due 11/01/2050	134,479	128,615
3.00% due 07/01/2051	98,044	93,915
3.50% due 05/01/2042	69,426	69,068
3.50% due 01/01/2050	144,253	142,421
4.50% due 05/01/2052	60,000	62,857
Federal Home Loan Mtg. Corp. MSCR FRS Series 2021-MN2, Class M1 2.38% (SOFR30A+1.80%) due 07/25/2041*(2)(4)	102,189	92,945
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.59% due 10/25/2027*(2)(6)	65,000	60,673
Series 2016-K58, Class B 3.74% due 09/25/2049*(2)(6)	260,000	254,038
Series 2016-K56, Class B 3.94% due 06/25/2049*(2)(6)	50,000	49,410
Federal Home Loan Mtg. Corp. REMIC Series 3910, Class CU 4.00% due 03/15/2041(4)	43,044	43,366
Federal Home Loan Mtg. Corp. SCRT
Series 2018-1, Class M60C 3.50% due 05/25/2057(4)	123,837	123,718
Series 2018-2, Class M55D 4.00% due 11/25/2057(4)	193,430	194,381
Series 2018-4, Class M55D 4.00% due 03/25/2058(4)	35,433	35,605
Series 2019-2, Class M55D 4.00% due 08/25/2058(4)	179,106	180,441
Series 2019-3, Class M55D 4.00% due 10/25/2058(4)	166,597	167,841
Federal Home Loan Mtg. Corp. SCRT VRS Series 2018-3, Class M55D 4.00% due 08/25/2057(4)(6)	162,737	163,523

		2,014,607

Federal National Mtg. Assoc. — 3.7%
1.93% due 06/01/2035	105,762	90,180
1.95% due 10/01/2029	400,000	363,488
2.50% due 01/01/2052	127,231	117,264
2.70% due 07/01/2026	152,756	149,771
2.97% due 08/01/2026	160,000	158,102
3.00% due 05/01/2050	100,326	96,470
3.00% due 01/01/2051	263,830	252,317
3.00% due 01/01/2052	361,770	345,831
3.00% due 02/01/2052	59,710	57,066
3.15% due 09/01/2033	105,000	100,271
3.33% due 04/01/2030	327,161	324,352
3.41% due 03/01/2033	107,000	104,935
3.45% due 08/01/2033	140,000	138,625
3.50% due 02/01/2052	163,723	163,901
3.50% due 11/01/2059	96,149	95,066
3.68% due 01/01/2032	160,000	162,306
3.77% due 12/01/2025	70,800	72,572
4.00% due 06/01/2049	68,030	69,364
4.00% due 02/01/2051	752,013	762,556
4.00% due 02/01/2052	69,725	70,711
4.18% due 11/01/2030	36,058	37,418
4.34% due 01/01/2029	56,458	59,230
4.50% due 05/01/2052	173,620	181,119
5.07% due 03/01/2028	69,822	75,904

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50% due 08/25/2041(4)	$102,143	$108,697
Series 2002-T4, Class A1 6.50% due 12/25/2041(4)	11,577	12,494
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00% due 11/25/2033(2)	93,960	91,046
Series 2018-72, Class VB 3.50% due 10/25/2031(4)	186,466	187,462
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	248,703	249,909
Series 2017-35, Class VA 4.00% due 07/25/2028(4)	95,416	97,405
Series 2002-W3, Class A4 6.50% due 11/25/2041(4)	100,699	108,510
Series 2002-W8, Class A1 6.50% due 06/25/2042(4)	50,201	55,232
Federal National Mtg. Assoc. REMIC VRS Series 2018-M2, Class A1 2.80% due 01/25/2028(2)(6)	156,350	156,754
Series 2017-M15, Class A1 2.96% due 09/25/2027(2)(6)	86,493	86,787
Series 2018-M10, Class A1 3.36% due 07/25/2028(2)(6)	62,577	63,338

		5,266,453

Government National Mtg. Assoc. — 3.9%
2.50% due 12/20/2050	230,427	212,523
2.50% due 10/20/2051	484,293	455,948
3.00% due 02/20/2051	754,599	741,205
3.00% due 03/20/2051	710,099	683,491
3.00% due 04/20/2051	435,629	420,860
3.00% due 07/20/2051	291,795	283,031
3.50% due 01/20/2051	232,482	235,307
3.50% due 02/20/2051	661,457	657,535
3.50% due 03/20/2051	445,279	441,927
3.50% due 07/20/2051	393,652	392,702
3.50% due 12/20/2051	133,865	133,508
3.50% due 01/20/2052	154,046	152,872
3.50% due 02/20/2052	144,307	144,280
4.00% due 05/20/2038	133,099	135,632
4.00% due 03/20/2051	36,507	37,160
4.50% due 12/20/2031	37,428	38,524
4.50% due 05/20/2052	110,000	114,865
Government National Mtg. Assoc. VRS Series 2021-H14, Class YD 8.34% due 06/20/2071(4)(6)	125,000	142,372

		5,423,742

Uniform Mtg. Backed Securities — 1.0%
3.50% due June 30 TBA	830,000	813,594
4.00% due June 30 TBA	565,000	565,221

		1,378,815

Total U.S. Government Agencies
(cost $15,334,115)		14,233,717

U.S. GOVERNMENT TREASURIES — 7.7%
United States Treasury Bonds — 4.1%
zero coupon due 05/15/2027 STRIPS	310,000	269,245
zero coupon due 11/15/2027#STRIPS	900,000	769,377
zero coupon due 05/15/2041 STRIPS	450,000	235,315
1.13% due 05/15/2040	531,000	377,238
1.13% due 08/15/2040	1,303,000	919,887
1.38% due 11/15/2040	720,000	530,241

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
1.38% due 08/15/2050	$1,249,000	$836,684
1.63% due 11/15/2050	800,000	573,250
1.75% due 08/15/2041	80,000	62,319
1.88% due 02/15/2051	352,000	268,854
1.88% due 11/15/2051	409,000	312,693
2.25% due 02/15/2052	300,000	251,719
2.38% due 02/15/2042	205,000	177,837
3.13% due 02/15/2043	225,000	218,470

		5,803,129

United States Treasury Notes — 3.6%
0.38% due 12/31/2025	290,000	266,188
0.63% due 11/30/2027	292,000	258,865
0.75% due 12/31/2023	1,600,000	1,559,937
1.00% due 07/31/2028	260,000	232,355
1.25% due 05/31/2028	214,000	194,840
1.38% due 11/15/2031	30,000	26,353
1.63% due 05/15/2031	1,145,000	1,035,465
1.88% due 02/15/2032	685,000	628,702
2.88% due 04/30/2029	911,000	911,142

		5,113,847

Total U.S. Government Treasuries
(cost $12,364,511)		10,916,976

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(5)	18	64
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	176

Total Escrows And Litigation Trusts
(cost $0)		240

Total Long-Term Investment Securities
(cost $140,721,971)		137,111,201

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(7)(8) (cost $561,525)	561,525	561,525

REPURCHASE AGREEMENTS — 3.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06%, dated 05/31/2022, to be repurchased 06/01/2022 in the amount $5,528,256 collateralized by $6,156,100 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an approximate value of $5,638,846 (cost $5,528,247)	5,528,247	5,528,247

TOTAL INVESTMENTS
(cost $146,811,743)(9)	101.4%	143,200,973
Liabilities in excess of other assets	(1.4)	(1,993,827)

NET ASSETS	100.0%	$141,207,146

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $14,142,816 representing 10.0% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2022.
(4)	Collateralized Mortgage Obligation
(5)	Securities classified as Level 3 (see Note 2).
(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	The rate shown is the 7-day yield as of May 31, 2022.
(8)

At May 31, 2022, the Fund had loaned securities with a total value of $546,912. This was secured by collateral of $561,525 which was received in cash and subsequently invested in short-term investments currently valued at $561,525 as reported in the Portfolio of Investments.

(9)	See Note 5 for cost of investments on a tax basis.

MSCR—Multifamily Structured Credit Risk

REMIC—Real Estate Mortgage Investment Conduit

SCRT—Seasoned Credit Risk Transfer Trust

STRIPS—Separate Trading of Registered Interest and Principal Securities

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2022 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

SOFR30A—Secured Overnight Financing Rate 30 day average

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	June 2022	$586,356	$619,687	$33,331

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$84,974,929	$—	$—	$84,974,929
Asset Backed Securities:
Diversified Financial Services	—	10,770,364	125,410	10,895,774
Foreign Corporate Bonds & Notes	—	2,123,513	—	2,123,513
U.S. Corporate Bonds & Notes	—	13,966,052	—	13,966,052
U.S. Government Agencies	—	14,233,717	—	14,233,717
U.S. Government Treasuries	—	10,916,976	—	10,916,976
Escrows and Litigation Trusts	—	176	64	240
Short-Term Investment Securities	561,525	—	—	561,525
Repurchase Agreements	—	5,528,247	—	5,528,247

Total Investments at Value	$85,536,454	$57,539,045	$125,474	$143,200,973

Other Financial Instruments:†

Futures Contracts	$33,331	$—	$—	$33,331

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

19

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Applications Software	13.7%
E-Commerce/Products	11.5
Web Portals/ISP	11.4
Computers	7.3
Internet Content — Entertainment	7.2
Finance — Credit Card	6.2
Electronic Components — Semiconductors	6.1
Auto — Cars/Light Trucks	4.1
Medical — HMO	3.4
Medical — Drugs	3.0
Commercial Services — Finance	2.2
Diagnostic Equipment	2.2
Retail — Apparel/Shoe	1.6
Medical Instruments	1.6
E-Commerce/Services	1.4
Computer Aided Design	1.3
Enterprise Software/Service	1.3
Diversified Banking Institutions	1.2
Medical Products	1.1
Retail — Discount	0.9
Semiconductor Equipment	0.9
Computer Software	0.9
Retail — Restaurants	0.9
Computer Data Security	0.9
Athletic Footwear	0.9
Finance — Investment Banker/Broker	0.6
Internet Content — Information/News	0.5
Insurance — Multi-line	0.5
Retail — Automobile	0.4
Internet Application Software	0.4
Coatings/Paint	0.4
Semiconductor Components — Integrated Circuits	0.4
Industrial Gases	0.4
Multimedia	0.4
Diversified Manufacturing Operations	0.4
Registered Investment Companies	0.4
Cellular Telecom	0.3
Medical — Hospitals	0.3
Disposable Medical Products	0.3
Insurance Brokers	0.2
Retail — Major Department Stores	0.2
Data Processing/Management	0.2
Electronic Connectors	0.2
Diversified Financial Services	0.2
Commercial Services	0.2
Decision Support Software	0.1

100.2%

*	Calculated as a percentage of net assets

20

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Applications Software — 13.7%
Confluent, Inc., Class A†	34,807	$735,472
Intuit, Inc.	31,601	13,097,351
Microsoft Corp.	225,805	61,389,605
Roper Technologies, Inc.	10,353	4,580,581
ServiceNow, Inc.†	38,209	17,861,561

		97,664,570

Athletic Footwear — 0.9%
NIKE, Inc., Class B	52,281	6,213,597

Auto - Cars/Light Trucks — 4.1%
Tesla, Inc.†	38,004	28,816,913

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	16,897	2,252,201

Coatings/Paint — 0.4%
Sherwin - Williams Co.	11,157	2,990,522

Commercial Services — 0.2%
Cintas Corp.	2,795	1,113,332

Commercial Services - Finance — 2.2%
Adyen NV†*	736	1,146,171
Affirm Holdings, Inc.†#	32,306	920,721
Block, Inc., Class A†	38,323	3,353,646
PayPal Holdings, Inc.†	47,011	4,005,807
S&P Global, Inc.	15,023	5,250,238
TransUnion	15,210	1,320,380

		15,996,963

Computer Aided Design — 1.3%
Synopsys, Inc.†	30,001	9,576,319

Computer Data Security — 0.9%
Crowdstrike Holdings, Inc., Class A†	5,124	819,789
Fortinet, Inc.†	18,570	5,462,180

		6,281,969

Computer Software — 0.9%
Datadog, Inc., Class A†	15,932	1,519,753
HashiCorp, Inc., Class A†	7,932	277,779
MongoDB, Inc.†	14,179	3,362,550
Snowflake, Inc., Class A†	10,521	1,343,006

		6,503,088

Computers — 7.3%
Apple, Inc.	350,601	52,183,453

Data Processing/Management — 0.2%
DocuSign, Inc.†	19,492	1,635,574

Decision Support Software — 0.1%
MSCI, Inc.	2,246	993,518

Diagnostic Equipment — 2.2%
Danaher Corp.	37,676	9,939,682
Thermo Fisher Scientific, Inc.	10,349	5,873,782

		15,813,464

Disposable Medical Products — 0.3%
Teleflex, Inc.	7,665	2,205,527

Diversified Banking Institutions — 1.2%
Goldman Sachs Group, Inc.	25,996	8,496,793

Diversified Financial Services — 0.2%
ANT International Co., Ltd., Class C†(1)(2)	402,788	1,147,946

Diversified Manufacturing Operations — 0.4%
General Electric Co.	31,699	2,481,715

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 11.5%
Amazon.com, Inc.†	31,255	$75,142,958
Sea, Ltd. ADR†	82,060	6,783,080

		81,926,038

E-Commerce/Services — 1.4%
Booking Holdings, Inc.†	2,165	4,857,307
DoorDash, Inc., Class A†	54,166	4,165,907
Opendoor Technologies, Inc.†#	149,415	1,080,271

		10,103,485

Electronic Components - Semiconductors — 6.1%
Advanced Micro Devices, Inc.†	93,196	9,492,944
Marvell Technology, Inc.	61,099	3,614,006
Monolithic Power Systems, Inc.	7,492	3,374,322
NVIDIA Corp.	118,973	22,214,638
Texas Instruments, Inc.	24,906	4,402,385

		43,098,295

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	11,936	1,544,399

Enterprise Software/Service — 1.3%
Atlassian Corp. PLC, Class A†	20,446	3,625,485
Bill.com Holdings, Inc.†	26,488	3,131,941
Paycom Software, Inc.†	1,911	543,374
Veeva Systems, Inc., Class A†	11,243	1,914,233

		9,215,033

Finance - Credit Card — 6.2%
Mastercard, Inc., Class A	54,130	19,371,503
Visa, Inc., Class A	114,920	24,382,576

		43,754,079

Finance - Investment Banker/Broker — 0.6%
Charles Schwab Corp.	59,525	4,172,703

Industrial Gases — 0.4%
Linde PLC	8,655	2,810,105

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	11,029	1,764,089

Insurance - Multi-line — 0.5%
Chubb, Ltd.	15,127	3,196,184

Internet Application Software — 0.4%
Shopify, Inc., Class A†	8,159	3,060,604

Internet Content - Entertainment — 7.2%
Meta Platforms, Inc., Class A†	209,176	40,504,841
Netflix, Inc.†	19,691	3,887,791
Pinterest, Inc., Class A†	84,067	1,651,917
Snap, Inc., Class A†	285,230	4,024,595
Spotify Technology SA†	13,333	1,503,562

		51,572,706

Internet Content - Information/News — 0.5%
Tencent Holdings, Ltd.	74,400	3,429,009

Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	48,720	11,090,621

Medical Products — 1.1%
Align Technology, Inc.†	4,351	1,208,012
Stryker Corp.	27,741	6,505,264

		7,713,276

Medical - Drugs — 3.0%
AstraZeneca PLC ADR	38,814	2,580,355
Eli Lilly & Co.	43,219	13,546,563

21

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Zoetis, Inc.	28,865	$4,933,895

		21,060,813

Medical - HMO — 3.4%
Humana, Inc.	8,187	3,718,781
UnitedHealth Group, Inc.	40,939	20,337,676

		24,056,457

Medical - Hospitals — 0.3%
HCA Healthcare, Inc.	10,553	2,220,351

Multimedia — 0.4%
Walt Disney Co.†	24,000	2,650,560

Retail - Apparel/Shoe — 1.6%
Lululemon Athletica, Inc.†	18,477	5,408,033
Ross Stores, Inc.	67,691	5,755,089

		11,163,122

Retail - Automobile — 0.2%
Carvana Co.†	57,423	1,690,533

Retail - Discount — 0.9%
Dollar General Corp.	30,574	6,736,675

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	26,796	1,703,422

Retail - Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	4,564	6,401,238

Semiconductor Components - Integrated Circuits — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,852	2,844,896

Semiconductor Equipment — 0.9%
ASML Holding NV	11,501	6,627,911

Web Portals/ISP — 11.4%
Alphabet, Inc., Class A†	6,356	14,461,425
Alphabet, Inc., Class C†	29,105	66,382,102

		80,843,527

Total Common Stocks
(cost $499,457,573)		708,817,595

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Decision Support Software — 0.0%
Databricks, Inc. Series G†(1)(2) (cost $323,874)	1,826	302,897

U.S. CORPORATE BONDS & NOTES — 0.2%
Retail - Automobile — 0.2%
Carvana Co. Senior Notes 10.25% due 05/01/2030* (cost $1,660,000)	$1,660,000	1,481,384

Total Long-Term Investment Securities
(cost $501,441,447)		710,601,876

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.74%(4)	500,003	$500,003
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(3)(4)	1,744,246	1,744,246
T. Rowe Price Government Reserve Fund 0.66%(4)	201,359	201,359

Total Short-Term Investment Securities
(cost $2,445,608)		2,445,608

TOTAL INVESTMENTS
(cost $503,887,055)(5)	100.2%	713,047,484
Liabilities in excess of other assets	(0.2)	(1,388,633)

NET ASSETS	100.0%	$711,658,851

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $2,627,555 representing 0.4% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ANT International Co., Ltd., Class C	06/07/2018	402,788	$1,535,177	$1,147,946	$2.85	0.16%
Convertible Preferred Securities

Databricks, Inc. Series G	02/01/2021	1,826	323,874	302,897	165.88	0.04

				$1,450,843		0.20%

(3)

At May 31, 2022, the Fund had loaned securities with a total value of $1,879,911. This was secured by collateral of $1,744,246 which was received in cash and subsequently invested in short-term investments currently valued at $1,744,246 as reported in the Portfolio of Investments. Additional collateral of $285,044 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

22

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 08/11/2022	$3,400
United States Treasury Notes/Bonds	0.13% to 6.25%	06/30/2022 to 02/15/2052	281,644

(4)	The rate shown is the 7-day yield as of May 31, 2022.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:

Investments at Value:*

Common Stocks:
Diversified Financial Services	$—	$—		$1,147,946	$1,147,946
Other Industries	703,094,469	4,575,180	**	—	707,669,649
Convertible Preferred Securities	—	—		302,897	302,897
U.S. Corporate Bonds & Notes	—	1,481,384		—	1,481,384
Short-Term Investment Securities	2,445,608	—		—	2,445,608

Total Investments at Value	$705,540,077	$6,056,564		$1,450,843	$713,047,484

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

23

VALIC Company I Capital Appreciation Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Applications Software	10.1%
Computers	8.7
Electronic Components — Semiconductors	7.7
Web Portals/ISP	6.4
Finance — Credit Card	4.5
Medical — Biomedical/Gene	4.3
E-Commerce/Products	3.7
Internet Content — Entertainment	3.6
Commercial Services — Finance	2.5
Retail — Auto Parts	2.4
Electronic Forms	2.3
Transport — Services	2.3
Semiconductor Components — Integrated Circuits	2.2
Retail — Perfume & Cosmetics	2.0
Auto — Cars/Light Trucks	1.7
Transport — Rail	1.6
Entertainment Software	1.6
Computer Data Security	1.6
Medical — Drugs	1.5
Food — Confectionery	1.5
Therapeutics	1.5
Web Hosting/Design	1.3
Semiconductor Equipment	1.2
Wireless Equipment	1.2
Real Estate Management/Services	1.2
Internet Security	1.2
Non-Hazardous Waste Disposal	1.2
Enterprise Software/Service	1.1
Dialysis Centers	1.0
Resorts/Theme Parks	1.0
Cable/Satellite TV	1.0
Insurance — Property/Casualty	0.9
Retail-Discount	0.9
Real Estate Investment Trusts	0.9
Funeral Services & Related Items	0.9
Apparel Manufacturers	0.9
Banks — Super Regional	0.8
Computer Software	0.8
Medical — HMO	0.8
Diversified Manufacturing Operations	0.8
Retail — Building Products	0.8
Data Processing/Management	0.7
Retail — Home Furnishings	0.7
Computer Aided Design	0.7
Registered Investment Companies	0.7
Tools — Hand Held	0.7
Internet Infrastructure Software	0.5
Beverages-Non-alcoholic	0.5
Athletic Footwear	0.5
Healthcare Safety Devices	0.5
Metal — Copper	0.5
Firearms & Ammunition	0.4

100.0%

*	Calculated as a percentage of net assets

24

VALIC Company I Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Apparel Manufacturers — 0.9%
Carter’s, Inc.	14,755	$1,136,873

Applications Software — 10.1%
Microsoft Corp.	40,389	10,980,558
ServiceNow, Inc.†	5,188	2,425,234

		13,405,792

Athletic Footwear — 0.5%
NIKE, Inc., Class B	5,394	641,077

Auto - Cars/Light Trucks — 1.7%
Tesla, Inc.†	3,070	2,327,858

Banks - Super Regional — 0.8%
US Bancorp	21,194	1,124,766

Beverages - Non-alcoholic — 0.5%
Monster Beverage Corp.†	7,553	673,123

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	2,538	1,286,588

Commercial Services - Finance — 2.5%
FleetCor Technologies, Inc.†	6,751	1,679,716
TransUnion	18,671	1,620,830

		3,300,546

Computer Aided Design — 0.7%
Autodesk, Inc.†	4,424	919,086

Computer Data Security — 1.6%
Fortinet, Inc.†	7,136	2,098,983

Computer Software — 0.8%
Dropbox, Inc., Class A†	53,809	1,121,380

Computers — 8.7%
Apple, Inc.	78,318	11,656,851

Data Processing/Management — 0.7%
Fair Isaac Corp.†	2,410	987,015

Dialysis Centers — 1.0%
DaVita, Inc.†	13,911	1,356,183

Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	17,082	1,026,970

E-Commerce/Products — 3.7%
Amazon.com, Inc.†	2,044	4,914,164

Electronic Components - Semiconductors — 7.7%
Advanced Micro Devices, Inc.†	7,628	776,988
Broadcom, Inc.	7,917	4,592,889
NVIDIA Corp.	18,932	3,534,983
Texas Instruments, Inc.	7,557	1,335,776

		10,240,636

Electronic Forms — 2.3%
Adobe, Inc.†	7,321	3,049,050

Enterprise Software/Service — 1.1%
Veeva Systems, Inc., Class A†	8,386	1,427,800

Entertainment Software — 1.6%
Electronic Arts, Inc.	15,381	2,132,576

Finance - Credit Card — 4.5%
Mastercard, Inc., Class A	13,505	4,833,034
Visa, Inc., Class A	5,811	1,232,920

		6,065,954

Firearms & Ammunition — 0.4%
Axon Enterprise, Inc.†	5,385	545,824

Security Description	Shares	Value (Note 2)

Food - Confectionery — 1.5%
Hershey Co.	9,747	$2,063,537

Funeral Services & Related Items — 0.9%
Service Corp. International	16,556	1,159,417

Healthcare Safety Devices — 0.5%
Tandem Diabetes Care, Inc.†	9,294	633,572

Insurance - Property/Casualty — 0.9%
Progressive Corp.	10,565	1,261,250

Internet Content - Entertainment — 3.6%
Meta Platforms, Inc., Class A†	24,594	4,762,382

Internet Infrastructure Software — 0.5%
F5, Inc.†	4,188	682,812

Internet Security — 1.2%
Palo Alto Networks, Inc.†	3,170	1,593,813

Medical - Biomedical/Gene — 4.3%
Exelixis, Inc.†	54,311	995,521
Horizon Therapeutics PLC†	12,178	1,092,245
Vertex Pharmaceuticals, Inc.†	13,447	3,612,536

		5,700,302

Medical - Drugs — 1.5%
Eli Lilly & Co.	4,081	1,279,149
Zoetis, Inc.	4,610	787,987

		2,067,136

Medical - HMO — 0.8%
UnitedHealth Group, Inc.	2,176	1,080,993

Metal - Copper — 0.5%
Freeport-McMoRan, Inc.	16,211	633,526

Non-Hazardous Waste Disposal — 1.2%
Waste Management, Inc.	9,809	1,554,825

Real Estate Investment Trusts — 0.9%
Public Storage	3,656	1,208,820

Real Estate Management/Services — 1.2%
CBRE Group, Inc., Class A†	19,693	1,631,368

Resort/Theme Parks — 1.0%
Vail Resorts, Inc.	5,235	1,320,319

Retail - Auto Parts — 2.4%
AutoZone, Inc.†	1,577	3,248,068

Retail - Building Products — 0.8%
Lowe’s Cos., Inc.	5,174	1,010,482

Retail - Discount — 0.9%
Target Corp.	7,765	1,256,998

Retail - Home Furnishings — 0.7%
Williams-Sonoma, Inc.	7,650	978,588

Retail - Perfume & Cosmetics — 2.0%
Ulta Beauty, Inc.†	6,274	2,654,529

Semiconductor Components - Integrated Circuits — 2.2%
QUALCOMM, Inc.	20,416	2,923,980

Semiconductor Equipment — 1.2%
KLA Corp.	2,910	1,061,714
Teradyne, Inc.	5,282	577,111

		1,638,825

Therapeutics — 1.5%
Neurocrine Biosciences, Inc.†	21,453	2,005,641

25

VALIC Company I Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Tools - Hand Held — 0.7%
Snap-on, Inc.	4,004	$888,408

Transport - Rail — 1.6%
Union Pacific Corp.	9,814	2,156,921

Transport - Services — 2.3%
United Parcel Service, Inc., Class B	16,502	3,007,489

Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	23,513	1,764,651

Web Portals/ISP — 6.4%
Alphabet, Inc., Class A†	838	1,906,651
Alphabet, Inc., Class C†	2,881	6,570,927

		8,477,578

Wireless Equipment — 1.2%
Motorola Solutions, Inc.	7,456	1,638,381

Total Long-Term Investment Securities
(cost $99,190,915)		132,443,706

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%(2) (cost $894,868)	894,868	$894,868

TOTAL INVESTMENTS
(cost $100,085,783)(1)	100.0%	133,338,574
Liabilities in excess of other assets	(0.0)	(14,780)

NET ASSETS	100.0%	$133,323,794

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	The rate shown is the 7-day yield as of May 31, 2022.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$132,443,706	$—	$—	$132,443,706
Short-Term Investment Securities	894,868	—	—	894,868

Total Investments at Value	$133,338,574	$—	$—	$133,338,574

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

26

VALIC Company I Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	60.7%
Domestic Equity Investment Companies	19.7
Registered Investment Companies	8.0
International Equity Investment Companies	7.9
International Fixed Income Investment Companies	3.7

100.0%

*	Calculated as a percentage of net assets

27

VALIC Company I Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 19.7%
VALIC Co. I Blue Chip Growth Fund	89,341	$1,469,662
VALIC Co. I Capital Appreciation Fund	403,677	7,766,752
VALIC Co. I Dividend Value Fund	150,510	1,988,234
VALIC Co. I Large Capital Growth Fund	257,219	4,737,978
VALIC Co. I Mid Cap Index Fund	273,244	7,208,183
VALIC Co. I Mid Cap Strategic Growth Fund	234,833	4,198,808
VALIC Co. I Mid Cap Value Fund	96,083	1,983,156
VALIC Co. I Nasdaq-100 Index Fund	75,679	1,518,114
VALIC Co. I Science & Technology Fund	21,723	495,283
VALIC Co. I Small Cap Growth Fund	109,427	1,616,231
VALIC Co. I Small Cap Index Fund	52,862	920,329
VALIC Co. I Small Cap Special Values Fund	84,827	1,078,150
VALIC Co. I Small Cap Value Fund	9,331	126,339
VALIC Co. I Stock Index Fund	252,788	12,004,886
VALIC Co. I Systematic Core Fund	148,895	3,804,278
VALIC Co. I Systematic Value Fund	1,100,180	14,313,339

Total Domestic Equity Investment Companies
(cost $69,074,266)		65,229,722

Domestic Fixed Income Investment Companies — 60.7%
VALIC Co. I Core Bond Fund	15,037,640	152,632,044
VALIC Co. I Government Securities Fund	757,526	7,416,181
VALIC Co. I High Yield Bond Fund	3,461,628	24,335,243
VALIC Co. I Inflation Protected Fund	1,487,678	16,394,215

Total Domestic Fixed Income Investment Companies
(cost $220,985,472)		200,777,683

International Equity Investment Companies — 7.9%
VALIC Co. I Emerging Economies Fund	258,835	1,876,556
VALIC Co. I Global Real Estate Fund	661,797	5,009,803
VALIC Co. I International Equities Index Fund	1,094,748	7,969,764

Security Description	Shares	Value (Note 2)

International Equity Investment Companies (continued)
VALIC Co. I International Opportunities Fund	528,957	$8,473,900
VALIC Co. I International Value Fund	274,474	2,717,290

Total International Equity Investment Companies
(cost $27,382,579)		26,047,313

International Fixed Income Investment Companies — 3.7%
VALIC Co. I International Government Bond Fund (cost $13,962,978)	1,191,664	12,393,306

Total Long-Term Investment Securities
(cost $331,405,295)		304,448,024

SHORT-TERM INVESTMENT SECURITIES — 8.0%
Registered Investment Companies — 8.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class(2) (cost $26,335,597)	26,335,597	26,335,597

TOTAL INVESTMENTS
(cost $357,740,892)(3)	100.0%	330,783,621
Liabilities in excess of other assets	(0.0)	(86,722)

NET ASSETS	100.0%	$330,696,899

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of May 31, 2022 is 0.74%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$304,448,024	$—	$—	$304,448,024
Short-Term Investment Securities	26,335,597	—	—	26,335,597

Total Investments at Value	$330,783,621	$—	$—	$330,783,621

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

28

VALIC Company I Core Bond Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	27.5%
Registered Investment Companies	13.2
Federal Home Loan Mtg. Corp.	8.9
Uniform Mtg. Backed Securities	7.3
United States Treasury Bonds	6.4
United States Treasury Notes	5.8
Diversified Banking Institutions	5.5
Government National Mtg. Assoc.	4.7
Banks — Commercial	3.0
Diversified Financial Services	2.4
Electric — Integrated	2.0
Pipelines	1.3
Oil Companies — Exploration & Production	1.0
Insurance — Life/Health	1.0
Telephone — Integrated	0.8
Banks — Super Regional	0.7
SupraNational Banks	0.7
Cable/Satellite TV	0.7
Auto — Cars/Light Trucks	0.7
Real Estate Investment Trusts	0.6
Banks — Special Purpose	0.5
Oil Companies — Integrated	0.4
Finance — Consumer Loans	0.4
Paper & Related Products	0.4
Containers — Paper/Plastic	0.4
Medical — Drugs	0.4
Computers	0.4
Rental Auto/Equipment	0.4
Diversified Manufacturing Operations	0.4
Machinery — Construction & Mining	0.3
Enterprise Software/Service	0.3
Federal Home Loan Bank	0.3
Brewery	0.3
Electric — Distribution	0.3
Medical — Biomedical/Gene	0.3
Food — Wholesale/Distribution	0.3
Food — Misc./Diversified	0.3
Transport — Rail	0.3
Hotels/Motels	0.3
Medical — Hospitals	0.3
Cellular Telecom	0.2
Machinery — Farming	0.2
Sovereign	0.2
Oil — Field Services	0.2
Chemicals — Specialty	0.2
Tools — Hand Held	0.2
Cosmetics & Toiletries	0.2
Medical — HMO	0.2
Motion Pictures & Services	0.2
Commercial Services — Finance	0.2
Insurance — Property/Casualty	0.2
Electric — Generation	0.2
Electronic Measurement Instruments	0.2
Investment Companies	0.2
Medical Labs & Testing Services	0.2
Food — Meat Products	0.2
E-Commerce/Products	0.2
Pharmacy Services	0.2
Multimedia	0.2
Cruise Lines	0.2
Retail — Restaurants	0.2
Insurance — Mutual	0.2
Medical — Generic Drugs	0.1
Airlines	0.1
Transport — Services	0.1
Chemicals — Diversified	0.1
Retail — Regional Department Stores	0.1
Computer Services	0.1
Coatings/Paint	0.1

Metal — Diversified	0.1
Gold Mining	0.1
Electronic Components — Semiconductors	0.1
Insurance Brokers	0.1
Telecom Equipment — Fiber Optics	0.1
Finance — Other Services	0.1
Savings & Loans/Thrifts	0.1
Trucking/Leasing	0.1
Retail — Discount	0.1
Medical — Wholesale Drug Distribution	0.1
Semiconductor Components — Integrated Circuits	0.1
Agricultural Chemicals	0.1
Broadcast Services/Program	0.1
Diversified Minerals	0.1
E-Commerce/Services	0.1
Oil Field Machinery & Equipment	0.1
Independent Power Producers	0.1
Telecom Services	0.1
Beverages — Non-alcoholic	0.1
Steel — Producers	0.1
Transport — Equipment & Leasing	0.1
Non — Hazardous Waste Disposal	0.1
Satellite Telecom	0.1
Commercial Services	0.1
Casino Hotels	0.1
Batteries/Battery Systems	0.1
Finance — Leasing Companies	0.1
Finance — Investment Banker/Broker	0.1
Retail — Building Products	0.1
Electric — Transmission	0.1
Machinery — Pumps	0.1
Building Products-Air & Heating	0.1
Retail — Major Department Stores	0.1
Transport — Air Freight	0.1
Finance — Auto Loans	0.1
Television	0.1
Auto — Heavy Duty Trucks	0.1
Resorts/Theme Parks	0.1
Medical Products	0.1
Retail — Automobile	0.1
Aerospace/Defense	0.1

110.4%

Credit Quality†#

Aaa	64.5%
Aa	1.4
A	9.1
Baa	14.5
Ba	3.3
B	2.4
Caa	0.6
NR	4.2

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

29

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
American Express Credit Account Master Trust Series 2017-7, Class B 2.54% due 05/15/2025	$3,000,000	$3,003,373
AmeriCredit Automobile Receivables Trust Series 2022-1, Class C 2.98% due 09/20/2027	1,650,000	1,590,739
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	1,500,000	1,500,619
BANK VRS Series 2022-BNK42, ClassA5 4.49% due 06/15/2055(1)(2)	1,727,000	1,783,539
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,261,032	1,262,447
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.88% (1 ML+1.00%) due 04/15/2034*(1)	3,300,000	3,231,760
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.95% (1 ML+1.07%) due 12/15/2037*(1)	750,000	736,850
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1 0.55% due 07/15/2026	2,700,000	2,550,286
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.39% due 07/15/2030	1,950,000	1,697,947
Capital One Multi-Asset Execution Trust Series 2022-A1, Class A1 2.80% due 03/15/2027	1,575,000	1,558,886
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	275,784	275,494
CarMax Auto Owner Trust Series 2022-1, Class A2 0.91% due 02/18/2025	900,000	889,401
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	592,458	591,911
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	308,577	308,945
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	67,046	67,127
Carmax Auto Owner Trust Series 2018-4, Class D 4.15% due 04/15/2025	1,315,000	1,319,660
Chase Mtg. Finance Trust VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	1,241,903	1,176,279
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	900,000	925,456
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(2)	1,000,000	1,004,466
CNH Equipment Trust Series 2021-A, Class A3 0.40% due 12/15/2025	1,950,000	1,882,047
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 0.83% due 03/10/2048(1)(2)(4)	3,423,186	66,804

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	$1,629,000	$1,567,286
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	1,900,000	1,849,733
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	484,519
Dell Equipment Finance Trust Series 2021-2, Class A3 0.53% due 12/22/2026*	1,440,000	1,378,248
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.06% due 09/15/2027	2,000,000	1,831,934
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	261,288	261,419
Hertz Vehicle Financing LLC Series 2021-1A, Class A 1.21% due 12/26/2025*	2,700,000	2,550,083
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	1,490,000	1,432,611
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	800,000	782,568
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	31,301	31,319
John Deere Owner Trust Series 2021-A, Class A4 0.62% due 12/15/2027	1,340,000	1,254,151
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.46% due 06/15/2026	1,720,000	1,649,886
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(2)	5,310,000	4,967,062
Navient Private Education Refi Loan Trust Series 2020-A, Class A2A 2.46% due 11/15/2068*	1,323,264	1,259,197
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	11,400,000	10,100,457
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	252,886	241,597
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	1,425,000	1,398,384
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	468,042	468,625
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	305,787	306,525
Verizon Master Trust Series 2021-2, Class C 1.38% due 04/20/2028	3,400,000	3,188,655
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A4 1.26% due 08/20/2026	590,000	577,080

Total Asset Backed Securities
(cost $67,771,574)		65,005,375

30

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 23.8%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	$1,296,000	$1,282,944
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	15,000	11,715

		1,294,659

Aerospace/Defense - Equipment — 0.0%
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	687,000	688,717

Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,922,000	1,934,490

Airlines — 0.1%
American Airlines Group, Inc. Company Guar. Notes 3.75% due 03/01/2025*#	617,000	547,915
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	702,000	797,296
British Airways Pass Through Trust Pass-Through Certs. 2.90% due 09/15/2036*	1,627,915	1,423,174
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	1,255,000	1,179,700

		3,948,085

Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	1,141,000	946,432

Auction Houses/Art Dealers — 0.0%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,000,000	976,636

Auto Repair Centers — 0.0%
Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	670,000	561,125

Auto - Cars/Light Trucks — 0.6%
BMW US Capital LLC Company Guar. Notes 3.90% due 04/09/2025*	1,582,000	1,601,115
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	450,000	377,632
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	1,480,000	1,221,000
Ford Motor Credit Co. LLC Senior Notes 2.90% due 02/16/2028	1,162,000	1,010,638
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	3,499,000	3,140,352

Security Description	Principal Amount	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 4.95% due 05/28/2027#	$230,000	$228,915
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	1,154,000	954,036
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	2,054,000	1,977,831
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	1,703,000	1,690,378
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/06/2028	2,685,000	2,441,360
Volkswagen Group America Senior Notes 4.35% due 06/08/2027*	1,765,000	1,763,747

		16,407,004

Auto - Heavy Duty Trucks — 0.1%
Daimler Trucks Finance North America LLC Company Guar. Notes 2.50% due 12/14/2031*	814,000	683,673
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	661,000	654,793

		1,338,466

Auto/Truck Parts & Equipment - Original — 0.0%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	583,000	464,942

Banks - Commercial — 1.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	3,323,000	3,434,568
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	6,243,000	6,202,231
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	5,357,000	4,404,354
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	769,000	703,393
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	4,272,000	4,522,587
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	2,221,000	2,758,626
Signature Bank Sub. Notes 4.00% due 10/15/2030	4,154,000	4,037,254
SunTrust Bank Senior Notes 3.20% due 04/01/2024	448,000	449,683
SVB Financial Group Senior Notes 4.35% due 04/29/2028	3,352,000	3,334,019
Texas Capital Bancshares, Inc. Sub. Bonds 4.00% due 05/06/2031	2,094,000	1,991,917

31

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Valley National Bancorp Sub. Notes 3.00% due 06/15/2031	$2,019,000	$1,896,915
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	3,140,000	2,832,776

		36,568,323

Banks - Super Regional — 0.7%
Huntington National Bank Senior Notes 4.01% due 05/16/2025	1,395,000	1,403,598
Huntington National Bank Senior Notes 4.55% due 05/17/2028	1,937,000	1,971,149
KeyCorp Senior Notes 3.88% due 05/23/2025	695,000	701,427
US Bancorp Sub. Notes 2.49% due 11/03/2036	4,943,000	4,138,025
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	871,000	800,580
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	1,863,000	1,512,237
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	6,425,000	6,460,954
Wells Fargo & Co. Senior Bonds 4.61% due 04/25/2053	2,289,000	2,249,634
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	541,000	513,814
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,012,000	1,081,438

		20,832,856

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,141,000	964,767
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	799,000	725,516

		1,690,283

Beverages - Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	2,241,000	2,208,692

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,367,000	4,399,443
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	3,551,000	3,385,417
Constellation Brands, Inc. Senior Notes 4.35% due 05/09/2027	754,000	761,637

		8,546,497

Security Description	Principal Amount	Value (Note 2)

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	$1,858,000	$1,719,555
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	825,000	827,363

		2,546,918

Building & Construction Products - Misc. — 0.0%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	697,000	587,780

Building & Construction - Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	655,000	576,733

Building Products - Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	1,885,000	1,537,843

Building Products - Doors & Windows — 0.0%
PGT Innovations, Inc. Company Guar. Notes 4.38% due 10/01/2029*	541,000	483,863

Cable/Satellite TV — 0.6%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	649,000	584,100
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	349,226
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	1,475,000	1,425,130
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	763,000	572,917
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	1,377,000	980,213
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.40% due 12/01/2061	655,000	505,866
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,864,000	1,573,438
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	239,000	224,933
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	853,000	903,408
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	553,000	527,705
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	2,329,000	2,367,863

32

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	$1,370,000	$1,075,998
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	856,000	813,200
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	955,000	790,262
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	770,000	714,059
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	2,431,000	2,562,714

		15,971,032

Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	664,000	671,955

Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	2,317,000	1,820,671
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060	1,108,000	863,272
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	1,185,000	923,265

		3,607,208

Chemicals - Diversified — 0.0%
Westlake Chemical Corp. Senior Notes 3.13% due 08/15/2051#	738,000	544,495
Westlake Chemical Corp. Senior Notes 3.38% due 08/15/2061	856,000	616,681

		1,161,176

Chemicals - Specialty — 0.2%
Albemarle Corp. Senior Notes 4.65% due 06/01/2027	1,550,000	1,560,630
Albemarle Corp. Senior Notes 5.65% due 06/01/2052	2,154,000	2,239,508
Ecolab, Inc. Senior Notes 2.70% due 12/15/2051	1,795,000	1,342,887
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	433,000	402,690
Unifrax Escrow ISS Corp. Senior Sec. Notes 5.25% due 09/30/2028*	117,000	105,657

		5,651,372

Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*#	775,000	685,642

Security Description	Principal Amount	Value (Note 2)

Coal — 0.0%
Warrior Met Coal, Inc. Senior Sec. Notes 7.88% due 12/01/2028*	$555,000	$555,000

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 2.95% due 01/15/2032	1,149,000	988,908
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	2,635,000	2,620,179

		3,609,087

Commercial Services — 0.1%
Cintas Corp. No. 2 Company Guar. Notes 3.45% due 05/01/2025	903,000	911,085
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	199,000	197,507
Quanta Services, Inc. Senior Bonds 3.05% due 10/01/2041	1,006,000	741,824

		1,850,416

Commercial Services - Finance — 0.2%
Automatic Data Processing, Inc. Senior Notes 1.70% due 05/15/2028	1,102,000	1,001,487
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*#	1,173,000	1,044,244
S&P Global, Inc. Company Guar. Notes 2.70% due 03/01/2029*	2,326,000	2,159,084

		4,204,815

Computer Data Security — 0.0%
Condor Merger Sub, Inc. Senior Notes 7.38% due 02/15/2030*	980,000	854,109

Computer Services — 0.1%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	785,000	669,477
Kyndryl Holdings, Inc. Senior Notes 2.05% due 10/15/2026*	1,537,000	1,342,772
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*#	565,000	433,878
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,297,000	1,289,430

		3,735,557

Computer Software — 0.0%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	240,000	204,942
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*#	577,000	456,199

		661,141

33

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.4%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	$2,247,000	$2,002,670
Apple, Inc. Senior Notes 2.70% due 08/05/2051	760,000	592,745
Apple, Inc. Senior Notes 2.80% due 02/08/2061	760,000	574,344
Dell International LLC/EMC Corp. Senior Notes 8.10% due 07/15/2036	1,299,000	1,569,070
Dell International LLC/EMC Corp. Company Guar. Notes 3.38% due 12/15/2041*	1,227,000	919,746
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	4,693,000	4,345,481
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	217,000	238,131

		10,242,187

Computers - Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	440,000	417,828

Containers - Metal/Glass — 0.0%
Crown Americas LLC Company Guar. Notes 5.25% due 04/01/2030*	610,000	608,289

Containers - Paper/Plastic — 0.3%
Amcor Flexibles North America, Inc. Company Guar. Notes 2.69% due 05/25/2031	340,000	288,844
Amcor Flexibles North America, Inc. Company Guar. Notes 4.00% due 05/17/2025	2,390,000	2,400,181
Clydesdale Acquisition Holdings, Inc. Senior Sec. Notes 6.63% due 04/15/2029*	740,000	730,750
LABL, Inc. Senior Sec. Notes 5.88% due 11/01/2028*	587,000	540,577
Sealed Air Corp. Company Guar. Notes 5.00% due 04/15/2029*	115,000	113,203
Sonoco Products Co. Senior Notes 1.80% due 02/01/2025	4,920,000	4,689,979

		8,763,534

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	1,096,000	995,261
GSK Consumer Healthcare Capital US LLC Company Guar. Notes 3.63% due 03/24/2032*	1,483,000	1,415,509
GSK Consumer Healthcare Capital US LLC Company Guar. Bonds 4.00% due 03/24/2052*	1,115,000	1,010,548

		3,421,318

Security Description	Principal Amount	Value (Note 2)

Disposable Medical Products — 0.0%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*	$632,000	$571,170

Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	4,196,000	4,132,359
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	5,097,000	4,936,146
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	1,809,000	1,510,459
Bank of America Corp. Senior Notes 3.38% due 04/02/2026	1,262,000	1,243,213
Bank of America Corp. Sub. Notes 3.85% due 03/08/2037	2,235,000	2,018,935
Bank of America Corp. Senior Notes 4.08% due 04/23/2040	2,504,000	2,330,277
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	3,107,000	3,095,746
Bank of America Corp. Senior Notes 4.57% due 04/27/2033	1,527,000	1,546,714
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	2,420,000	2,756,354
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	401,000	353,116
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	993,000	967,821
Citigroup, Inc. Senior Notes 4.14% due 05/24/2025	2,278,000	2,298,195
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	3,248,000	3,257,908
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	2,222,000	2,403,446
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	5,125,000	5,627,331
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	2,299,000	2,063,891
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	1,612,000	1,356,203
Goldman Sachs Group, Inc. Senior Notes 3.21% due 04/22/2042	1,508,000	1,230,976
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	3,460,000	3,414,793
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	636,000	612,193

34

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	$3,361,000	$3,964,996
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	2,898,000	2,805,202
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	925,000	847,115
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	6,721,000	6,391,868
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	494,000	436,960
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	6,552,000	4,896,498
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	763,000	658,571
JPMorgan Chase & Co. Senior Notes 4.08% due 04/26/2026	3,737,000	3,755,713
Morgan Stanley Senior Notes 1.16% due 10/21/2025	1,121,000	1,055,726
Morgan Stanley Senior Notes 1.51% due 07/20/2027	3,086,000	2,785,482
Morgan Stanley Sub. Notes 2.48% due 09/16/2036	325,000	262,456
Morgan Stanley Senior Notes 3.22% due 04/22/2042	1,776,000	1,474,764
Morgan Stanley Senior Notes 3.63% due 01/20/2027	5,498,000	5,438,645
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	471,000	487,646
Morgan Stanley Sub. Notes 5.30% due 04/20/2037	844,000	854,037

		83,271,755

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 3.38% due 05/01/2025*	2,143,000	2,144,379

Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,762,000	1,784,028

Drug Delivery Systems — 0.0%
Embecta Corp. Senior Sec. Notes 5.00% due 02/15/2030*	392,000	346,842

E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.30% due 04/13/2027	1,481,000	1,478,162

Security Description	Principal Amount	Value (Note 2)

E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 4.10% due 04/13/2062	$3,040,000	$2,930,741

		4,408,903

E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	2,540,000	2,143,613
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	435,000	353,438

		2,497,051

Electric - Distribution — 0.2%
Commonwealth Edison Co. 1st. Mtg. Notes 3.85% due 03/15/2052	485,000	454,404
National Rural Utilities Cooperative Finance Corp. Senior Notes 1.88% due 02/07/2025	1,446,000	1,391,009
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	5,036,000	4,973,700

		6,819,113

Electric - Generation — 0.1%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	1,244,000	1,040,739
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,225,000	1,149,687
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	952,000	931,346

		3,121,772

Electric - Integrated — 1.8%
AES Corp. Senior Notes 2.45% due 01/15/2031	2,916,000	2,414,051
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	5,005,000	4,935,880
Consolidated Edison Co. of New York, Inc. Senior Notes 3.60% due 06/15/2061	2,089,000	1,693,157
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	2,005,000	2,093,861
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	1,765,000	1,632,873
Duke Energy Carolinas LLC 1st. Mtg. Notes 3.55% due 03/15/2052	662,000	578,381
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,932,000	1,788,605
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	789,000	664,096
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	3,023,000	2,929,531

35

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	$3,275,000	$3,867,677
FirstEnergy Transmission LLC Senior Notes 4.55% due 04/01/2049*	1,988,000	1,694,512
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	2,206,000	1,707,444
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	1,523,000	1,242,455
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.94% due 03/21/2024	1,081,000	1,077,992
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	1,291,000	939,382
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	1,894,000	1,445,669
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	3,385,000	2,516,028
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	1,618,000	1,626,759
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	1,502,000	1,410,148
Public Service Co. of Oklahoma Senior Notes 2.20% due 08/15/2031	1,755,000	1,499,946
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	2,387,000	2,456,540
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	4,581,000	4,407,229
Southern California Edison Co. 1st Mtg. Notes 4.20% due 06/01/2025	1,407,000	1,414,367
Southern Co. Junior Sub. Notes 4.48% due 08/01/2024(5)	1,590,000	1,619,505
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	2,030,000	1,964,664
Union Electric Co. 1ST Mtg. 3.90% due 04/01/2052	925,000	856,117

		50,476,869

Electric - Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.15% due 06/01/2032*	1,546,000	1,590,703

Electronic Components - Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	2,106,000	1,747,649
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	2,032,000	1,630,759

		3,378,408

Security Description	Principal Amount	Value (Note 2)

Electronic Measurement Instruments — 0.2%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	$166,000	$168,977
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	749,000	754,085
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031	4,380,000	3,689,581

		4,612,643

Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	750,000	706,312

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	4,410,000	3,894,639
Oracle Corp. Senior Notes 3.80% due 11/15/2037	3,619,000	2,981,494
Oracle Corp. Senior Notes 4.00% due 11/15/2047	2,808,000	2,177,791

		9,053,924

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc. Senior Notes 3.55% due 04/14/2025	1,065,000	1,058,774

Finance - Auto Loans — 0.1%
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	958,000	747,240
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026#	677,000	685,564

		1,432,804

Finance - Commercial — 0.0%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	915,000	857,268

Finance - Consumer Loans — 0.4%
Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	1,534,000	1,112,150
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	226,000	216,803
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,044,000	936,990
LFS Topco LLC Company Guar. Notes 5.88% due 10/15/2026*	533,000	477,392
Synchrony Financial Senior Notes 2.88% due 10/28/2031	1,055,000	857,688
Synchrony Financial Senior Notes 4.50% due 07/23/2025	7,970,000	7,945,449

		11,546,472

36

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	$630,000	$596,585

Finance - Investment Banker/Broker — 0.1%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	682,000	606,913
Charles Schwab Corp. Senior Notes 2.45% due 03/03/2027	1,052,000	1,002,266

		1,609,179

Finance - Mortgage Loan/Banker — 0.0%
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	456,000	394,731

Finance - Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Bonds 5.20% due 06/15/2062	2,850,000	2,904,475

Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	334,000	349,949

Food - Meat Products — 0.2%
Hormel Foods Corp. Senior Notes 0.65% due 06/03/2024	1,315,000	1,258,604
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	1,534,000	1,483,646
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	1,761,000	1,782,511

		4,524,761

Food - Misc./Diversified — 0.3%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,817,000	2,037,460
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	1,988,000	1,761,798
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	645,000	604,715
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	2,869,000	2,910,502
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	662,000	580,812

		7,895,287

Food - Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	1,222,000	1,014,643
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	497,000	488,819

Security Description	Principal Amount	Value (Note 2)

Food - Wholesale/Distribution (continued)
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	$3,372,000	$3,100,261
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	2,017,000	1,878,191
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	489,000	536,842
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	717,000	876,959

		7,895,715

Gambling (Non-Hotel) — 0.0%
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.88% due 09/01/2031*	801,000	627,892

Hotels/Motels — 0.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. Company Guar. Notes 4.88% due 07/01/2031*	251,000	221,834
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. Senior Notes 5.00% due 06/01/2029*	516,000	479,869
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	3,354,000	2,902,527
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	3,331,000	3,301,849
Travel & Leisure Co. Senior Sec. Notes 6.00% due 04/01/2027	586,000	580,257

		7,486,336

Human Resources — 0.0%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	436,000	418,560
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	670,000	597,312

		1,015,872

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	933,000	815,554
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	432,000	412,560
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,266,000	1,110,915

		2,339,029

Insurance Brokers — 0.1%
Ryan Specialty Group LLC Senior Sec. Notes 4.38% due 02/01/2030*	420,000	378,124

37

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Willis North America, Inc. Company Guar. Notes 4.65% due 06/15/2027	$2,827,000	$2,847,738

		3,225,862

Insurance - Life/Health — 0.9%
Americo Life, Inc. Senior Notes 3.45% due 04/15/2031*	1,386,000	1,182,893
Athene Global Funding Sec. Notes 1.73% due 10/02/2026*	2,985,000	2,643,065
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	2,132,000	2,078,078
Equitable Financial Life Global Funding Sec. Notes 1.30% due 07/12/2026*	2,253,000	2,039,552
F&G Global Funding Senior Sec. Notes 0.90% due 09/20/2024*	2,008,000	1,875,888
F&G Global Funding Secured Notes 2.30% due 04/11/2027*	3,844,000	3,516,824
Jackson National Life Global Funding Sec. Notes 1.75% due 01/12/2025*	1,443,000	1,372,811
Ohio National Financial Services, Inc. Senior Notes 5.80% due 01/24/2030*	2,934,000	2,950,392
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	2,113,000	2,025,379
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026#	2,687,000	2,502,458
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	464,000	413,471
SBL Holdings, Inc. Senior Notes 5.00% due 02/18/2031*	1,604,000	1,411,005
Security Benefit Global Funding Sec. Notes 1.25% due 05/17/2024*	918,000	876,507

		24,888,323

Insurance - Mutual — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	1,294,000	1,283,840

Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	1,008,000	943,740
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	317,000	294,187

		1,237,927

Security Description	Principal Amount	Value (Note 2)

Lottery Services — 0.0%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. Senior Notes 6.63% due 03/01/2030*	$698,000	$647,493

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	1,767,000	1,731,396
Caterpillar Financial Services Corp. Senior Notes 0.95% due 01/10/2024	2,356,000	2,293,260
Caterpillar Financial Services Corp. Senior Notes 1.70% due 01/08/2027#	1,600,000	1,482,408

		5,507,064

Machinery - Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,248,000	2,286,273
John Deere Capital Corp. Senior Notes 0.63% due 09/10/2024	1,395,000	1,327,774
John Deere Capital Corp. Senior Notes 0.90% due 01/10/2024	2,166,000	2,105,106
John Deere Capital Corp. Senior Notes 1.30% due 10/13/2026	1,038,000	952,044

		6,671,197

Medical Information Systems — 0.0%
Minerva Merger Sub, Inc. Senior Notes 6.50% due 02/15/2030*	756,000	699,300

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 2.13% due 03/10/2025*#	4,719,000	4,596,865

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.80% due 08/15/2041	3,440,000	2,654,201
Bio-Rad Laboratories, Inc. Senior Notes 3.30% due 03/15/2027	761,000	731,967
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	619,000	512,436
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	488,000	346,963

		4,245,567

Medical - Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	1,829,000	1,693,434
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	2,209,000	2,060,442
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	2,781,000	2,563,839

38

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Drugs (continued)
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	$1,543,000	$1,559,204
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	682,000	654,749
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Notes 5.13% due 04/30/2031*	680,000	651,712

		9,183,380

Medical - Generic Drugs — 0.1%
Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040	1,486,000	1,154,693
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050	3,794,000	2,809,305

		3,963,998

Medical - HMO — 0.2%
Humana, Inc. Senior Notes 1.35% due 02/03/2027	1,098,000	978,635
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	2,575,000	2,405,586
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,312,000	1,335,681
UnitedHealth Group, Inc. Senior Bonds 4.95% due 05/15/2062	644,000	689,996

		5,409,898

Medical - Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	429,000	400,064
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	2,053,000	1,875,929
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	1,771,000	1,323,211
HCA, Inc. Senior Sec. Bonds 4.63% due 03/15/2052*	1,963,000	1,732,353
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	544,000	506,921
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	877,000	874,869
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	184,000	183,841

		6,897,188

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	2,888,000	2,613,803

Security Description	Principal Amount	Value (Note 2)

Metal Processors & Fabrication — 0.0%
Timken Co. Senior Notes 4.13% due 04/01/2032	$645,000	$607,533

Motion Pictures & Services — 0.2%
Magallanes, Inc. Company Guar. Notes 3.64% due 03/15/2025*	1,085,000	1,071,422
Magallanes, Inc. Company Guar. Notes 4.28% due 03/15/2032*	1,342,000	1,260,452
Magallanes, Inc. Company Guar. Bonds 5.14% due 03/15/2052*	598,000	536,039
Magallanes, Inc. Company Guar. Bonds 5.39% due 03/15/2062*	1,887,000	1,692,714

		4,560,627

Multimedia — 0.2%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,121,000	4,258,507

Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	843,000	731,302

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	1,603,000	1,123,330

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 7.38% due 05/15/2027*	500,000	504,195

Oil Companies - Exploration & Production — 0.8%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	1,222,000	1,239,389
Apache Corp. Senior Notes 4.38% due 10/15/2028	793,000	757,315
Apache Corp. Senior Notes 5.35% due 07/01/2049	2,402,000	2,113,760
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	984,000	1,008,600
Civitas Resources, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,164,000	1,112,423
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051#	1,679,000	1,526,038
Earthstone Energy Holdings LLC Senior Notes 8.00% due 04/15/2027*	640,000	649,600
Hess Corp. Senior Notes 6.00% due 01/15/2040	3,829,000	4,066,706
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,194,000	1,163,553

39

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Independence Energy Finance LLC Company Guar. Notes 7.25% due 05/01/2026*	$664,000	$644,040
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	2,320,000	2,612,837
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	1,326,000	1,494,120
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	317,000	318,585
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029#	578,000	556,325
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,383,000	1,494,318
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	833,000	998,771
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	511,000	482,895
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029	1,245,000	1,252,501

		23,491,776

Oil Companies - Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	1,477,000	1,139,988
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	5,497,000	5,465,958
Chevron Corp. Senior Notes 1.55% due 05/11/2025	2,946,000	2,834,481
Chevron Corp. Senior Notes 2.36% due 12/05/2022	843,000	843,980
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	1,133,000	1,086,608
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	645,000	661,657

		12,032,672

Oil Refining & Marketing — 0.0%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	654,000	577,972

Oil - Field Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	278,000	271,050
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	651,000	645,486
Halliburton Co. Senior Notes 4.75% due 08/01/2043	1,127,000	1,059,856

Security Description	Principal Amount	Value (Note 2)

Oil - Field Services (continued)
Halliburton Co. Senior Notes 4.85% due 11/15/2035	$1,961,000	$1,992,987
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	1,221,000	1,194,097
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	825,000	804,375

		5,967,851

Paper & Related Products — 0.3%
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	7,798,000	7,041,488
Glatfelter Corp. Company Guar. Notes 4.75% due 11/15/2029*#	527,000	378,934

		7,420,422

Pharmacy Services — 0.2%
Cigna Corp. Senior Notes 3.40% due 03/15/2050	1,478,000	1,181,283
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,142,000	3,142,653

		4,323,936

Pipelines — 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	642,000	642,000
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	722,000	672,166
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*	977,000	854,093
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	747,000	771,905
DT Midstream, Inc. Senior Sec. Notes 4.30% due 04/15/2032*	1,227,000	1,171,335
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	437,000	408,367
Energy Transfer LP Senior Notes 4.95% due 05/15/2028	1,415,000	1,421,943
Energy Transfer LP Company Guar. Notes 5.35% due 05/15/2045	800,000	732,737
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	636,000	640,358
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	1,345,000	1,267,242
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	214,000	169,438

40

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	$1,008,000	$755,422
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	316,000	299,321
EQM Midstream Partners LP Senior Notes 7.50% due 06/01/2027*	96,000	96,000
EQM Midstream Partners LP Senior Notes 7.50% due 06/01/2030	293,000	297,029
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	552,000	533,519
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	1,317,000	1,299,076
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	1,560,000	1,530,327
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	3,249,000	3,054,012
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,089,000	1,092,501
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	876,000	823,440
Howard Midstream Energy Partners LLC Senior Notes 6.75% due 01/15/2027*	850,000	815,512
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	804,000	688,948
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	797,000	747,187
NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 6.13% due 03/01/2025#	482,000	385,445
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	243,000	245,542
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	414,000	405,058
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	3,004,000	3,215,902
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	912,000	731,274
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.65% due 01/15/2037	1,110,000	1,162,157
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Bonds 4.00% due 01/15/2032	1,490,000	1,360,138
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	277,000	265,554
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	776,000	735,594

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	$79,000	$77,617
Williams Cos., Inc. Senior Notes 3.50% due 10/15/2051	1,275,000	983,811
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	2,793,000	2,903,189

		33,255,159

Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	431,000	441,236
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	453,000	407,419

		848,655

Printing - Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	632,000	560,110

Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	973,000	870,835

Real Estate Investment Trusts — 0.6%
Apollo Commercial Real Estate Finance, Inc. Senior Sec. Notes 4.63% due 06/15/2029*	790,000	668,403
Corporate Office Properties LP Company Guar. Notes 2.90% due 12/01/2033	761,000	620,244
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	765,000	687,980
EPR Properties Senior Notes 3.60% due 11/15/2031	951,000	800,148
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	715,000	660,606
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	1,747,000	1,295,925
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	2,938,000	2,622,495
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	885,000	798,149
Lexington Realty Trust Company Guar. Notes 2.38% due 10/01/2031#	810,000	654,254
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	1,394,000	1,111,203
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	1,181,000	917,349
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	3,354,000	2,664,126

41

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	$1,750,000	$1,462,848
Spirit Realty LP Company Guar. Notes 2.70% due 02/15/2032	509,000	422,291
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	930,000	919,556
Vornado Realty LP Senior Notes 2.15% due 06/01/2026	716,000	653,339
Vornado Realty LP Senior Notes 3.40% due 06/01/2031	59,000	51,716
Weyerhaeuser Co. Senior Notes 4.00% due 03/09/2052	830,000	722,761

		17,733,393

Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	595,000	598,629

Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	504,000	452,340

Recreational Vehicles — 0.0%
Brunswick Corp. Senior Notes 2.40% due 08/18/2031	965,000	753,958

Recycling — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	717,000	617,695

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*#	915,000	809,812
Hertz Corp. Company Guar. Notes 5.00% due 12/01/2029*	1,040,000	909,969
PROG Holdings, Inc. Company Guar. Notes 6.00% due 11/15/2029*	692,000	613,271
Rent-A-Center, Inc. Company Guar. Notes 6.38% due 02/15/2029*#	745,000	652,851

		2,985,903

Resort/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*#	1,480,000	1,324,600

Retail - Auto Parts — 0.0%
Genuine Parts Co. Senior Notes 1.75% due 02/01/2025	748,000	710,330

Security Description	Principal Amount	Value (Note 2)

Retail - Automobile — 0.1%
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	$1,091,000	$781,915
Ken Garff Automotive LLC Senior Notes 4.88% due 09/15/2028*	601,000	519,703

		1,301,618

Retail - Building Products — 0.1%
Lowe’s Cos., Inc. Senior Bonds 4.45% due 04/01/2062#	1,254,000	1,130,553
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	657,000	476,335

		1,606,888

Retail - Discount — 0.1%
Target Corp. Senior Notes 1.95% due 01/15/2027#	1,807,000	1,707,344
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	1,056,000	1,058,575

		2,765,919

Retail - Major Department Stores — 0.1%
Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024	802,000	769,920
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031	582,000	490,632
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044#	280,000	224,000

		1,484,552

Retail - Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	631,000	572,759

Retail - Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	624,000	599,520

Retail - Propane Distribution — 0.0%
Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp. Senior Notes 5.38% due 04/01/2026*	990,000	908,325

Retail - Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045#	4,210,000	3,808,930

Retail - Restaurants — 0.2%
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	879,000	660,604
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	658,000	590,555
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	491,000	492,841

42

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Restaurants (continued)
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	$1,154,000	$983,582
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,421,000	1,365,972

		4,093,554

Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	475,000	467,875

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	2,811,000	2,901,018

Security Services — 0.0%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	740,000	700,765

Steel - Producers — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	367,000	335,805
Nucor Corp. Senior Notes 3.13% due 04/01/2032	705,000	637,963
Nucor Corp. Senior Notes 3.95% due 05/23/2025	1,210,000	1,222,904

		2,196,672

Steel - Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 4.88% due 10/01/2029	596,000	536,782

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	2,943,000	2,929,552

Telephone - Integrated — 0.7%
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	749,000	614,943
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	7,438,000	7,438,169
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	892,000	881,128
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	2,879,000	2,930,134
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	277,000	256,225
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	736,000	630,325
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	1,828,000	1,452,429

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	$1,409,000	$1,026,426
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	1,218,000	1,046,779
Verizon Communications, Inc. Senior Notes 3.88% due 03/01/2052	1,248,000	1,115,488
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,198,000	1,200,433
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	522,000	417,600

		19,010,079

Television — 0.1%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	828,000	881,820
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	424,000	460,040

		1,341,860

Theaters — 0.0%
AMC Entertainment Holdings, Inc. Sec. Notes 10.00% due 06/15/2026*	740,000	567,158

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 2.30% due 02/24/2025	2,254,000	2,205,773
Stanley Black & Decker, Inc. Senior Notes 3.00% due 05/15/2032#	943,000	858,191

		3,063,964

Transport - Air Freight — 0.1%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,480,000	1,435,600

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	1,495,000	1,449,198

Transport - Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	837,000	832,371
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,033,000	1,013,620
Norfolk Southern Corp. Senior Notes 2.30% due 05/15/2031	393,000	344,258
Norfolk Southern Corp. Senior Notes 3.70% due 03/15/2053	1,390,000	1,193,337

43

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Rail (continued)
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	$1,118,000	$1,030,458

		4,414,044

Transport - Services — 0.1%
FedEx Corp. Company Guar. Notes 2.40% due 05/15/2031#	612,000	529,678
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	2,155,990	1,893,406
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	1,451,000	1,477,843

		3,900,927

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	2,856,000	2,781,168

Vitamins & Nutrition Products — 0.0%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	1,364,000	980,743

Water — 0.0%
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	1,099,000	856,513

Total U.S. Corporate Bonds & Notes
(cost $741,943,250)		672,190,429

FOREIGN CORPORATE BONDS & NOTES — 8.8%
Agricultural Chemicals — 0.0%
Consolidated Energy Finance SA Company Guar. Notes 5.63% due 10/15/2028*	687,000	628,605

Agricultural Operations — 0.0%
Viterra Finance BV Company Guar. Notes 3.20% due 04/21/2031*	907,000	774,083

Auto - Cars/Light Trucks — 0.1%
Hyundai Capital Services, Inc. Senior Notes 1.25% due 02/08/2026*	1,451,000	1,318,101

Auto/Truck Parts & Equipment - Original — 0.0%
Aptiv PLC/Aptiv Corp. Company Guar. Notes 3.25% due 03/01/2032	801,000	706,659

Banks - Commercial — 1.7%
Bank Hapoalim BM Sub. Notes 3.26% due 01/21/2032*	3,090,000	2,715,337
Bank of Montreal Senior Notes 1.50% due 01/10/2025	2,994,000	2,842,081
Bank of Montreal Senior Notes 3.80% due 06/07/2025	2,317,000	2,316,467

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
BPCE SA Sub. Bonds 3.58% due 10/19/2042*	$4,152,000	$3,190,145
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	1,388,000	1,269,296
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	400,000	387,394
Canadian Imperial Bank of Commerce Senior Notes 3.30% due 04/07/2025#	4,151,000	4,125,606
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	5,290,000	4,805,846
Danske Bank A/S Senior Notes 0.98% due 09/10/2025*	2,230,000	2,083,281
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	2,450,000	2,378,102
ING Groep NV Senior Notes 1.40% due 07/01/2026*	4,323,000	3,966,951
ING Groep NV Senior Notes 4.63% due 01/06/2026*	1,185,000	1,201,260
Intesa Sanpaolo SpA Sub. Notes 4.95% due 06/01/2042*	2,864,000	2,163,154
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	2,693,000	2,587,158
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	2,096,000	2,095,409
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	1,530,000	1,467,869
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	3,936,000	3,763,771
Swedbank AB Senior Notes 1.54% due 11/16/2026*	4,742,000	4,330,627
Toronto-Dominion Bank Senior Notes 1.25% due 12/13/2024#	1,475,000	1,408,237

		49,097,991

Banks - Special Purpose — 0.2%
Development Bank of Japan, Inc. Senior Notes 1.75% due 02/18/2025*	5,124,000	4,957,368

Building - Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	790,000	658,347

Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,226,000	1,109,530
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	1,485,000	1,521,016

44

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	$590,000	$541,108

		3,171,654

Casino Hotels — 0.1%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	604,000	438,337
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,798,000	1,348,500

		1,786,837

Cellular Telecom — 0.1%
Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	783,000	683,461
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	121,000	107,690
Altice France SA Senior Sec. Notes 5.50% due 10/15/2029*	1,046,000	907,405
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	215,650
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	758,000	760,521

		2,674,727

Chemicals - Diversified — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	1,974,000	1,898,337
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	265,000	246,670
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	611,000	518,606

		2,663,613

Chemicals - Specialty — 0.0%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	647,000	624,381

Coffee — 0.0%
JDE Peet’s NV Company Guar. Notes 2.25% due 09/24/2031*	1,376,000	1,102,347

Commercial Services - Finance — 0.0%
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	665,000	517,869

Security Description	Principal Amount	Value (Note 2)

Computers - Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.09% due 06/01/2029	$520,000	$490,006

Containers - Metal/Glass — 0.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Sec. Notes 3.25% due 09/01/2028*	413,000	367,487

Containers - Paper/Plastic — 0.1%
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	2,208,000	2,165,209

Cosmetics & Toiletries — 0.1%
GSK Consumer Healthcare Capital UK PLC Company Guar. Notes 3.13% due 03/24/2025*	2,395,000	2,372,246

Cruise Lines — 0.2%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,530,000	1,354,050
Carnival Corp. Company Guar. Notes 10.50% due 06/01/2030*	140,000	142,196
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	1,721,000	1,544,038
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	1,277,000	1,090,060

		4,130,344

Diversified Banking Institutions — 2.3%
Banco Santander SA Senior Notes 1.72% due 09/14/2027	1,800,000	1,599,501
Banco Santander SA Senior Notes 2.71% due 06/27/2024	1,600,000	1,574,880
Banco Santander SA Senior Notes 3.89% due 05/24/2024	2,200,000	2,210,263
Bank of Nova Scotia Senior Notes 2.95% due 03/11/2027	1,524,000	1,458,810
Bank of Nova Scotia Sub. Notes 4.59% due 05/04/2037	2,692,000	2,549,308
Barclays PLC Sub. Notes 3.56% due 09/23/2035	3,748,000	3,262,897
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	2,590,000	2,317,662
BNP Paribas SA Senior Notes 1.68% due 06/30/2027*	3,193,000	2,862,736

45

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	$1,738,000	$1,491,577
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	2,068,000	1,851,461
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	1,250,000	1,218,405
Deutsche Bank AG Sub. Notes 3.74% due 01/07/2033	3,355,000	2,739,276
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	1,521,000	1,347,443
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	3,771,000	3,373,562
HSBC Holdings PLC Senior Notes 2.25% due 11/22/2027	3,240,000	2,943,285
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	1,310,000	1,305,268
HSBC Holdings PLC Senior Notes 4.76% due 12/09/2025	4,771,000	4,771,000
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	1,378,000	1,324,852
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	4,097,000	3,976,857
Mizuho Financial Group, Inc. Sub. Notes 2.56% due 09/13/2031	1,986,000	1,627,719
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	1,615,000	1,447,663
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	3,269,000	2,732,720
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	531,000	532,276
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	1,289,000	1,211,009
NatWest Markets PLC Senior Notes 3.48% due 03/22/2025*	1,200,000	1,190,582
Societe Generale SA Senior Notes 2.89% due 06/09/2032*	1,049,000	869,694
Societe Generale SA Company Guar. Notes 3.63% due 03/01/2041*	1,420,000	1,030,255
UBS Group AG Senior Notes 1.49% due 08/10/2027*	1,810,000	1,614,775
UBS Group AG Senior Notes 4.75% due 05/12/2028*	1,477,000	1,496,933
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	269,000	270,643

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	$3,353,000	$3,058,379
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	3,626,000	3,259,104

		64,520,795

Diversified Manufacturing Operations — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,220,000	4,167,165
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.15% due 03/11/2031*	1,462,000	1,272,414
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	1,771,000	1,767,092

		7,206,671

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	646,000	621,885
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	1,772,000	1,914,311

		2,536,196

Electric - Generation — 0.1%
Colbun SA Senior Notes 3.15% due 01/19/2032*	1,911,000	1,597,962

Electric - Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*#	2,225,000	2,132,663
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	1,517,000	1,302,739

		3,435,402

Finance - Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	577,000	514,973

Finance - Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	1,799,000	1,611,742

Gold Mining — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.38% due 11/01/2028	2,589,000	2,278,046
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	1,297,000	1,121,905

		3,399,951

Insurance - Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 3.45% due 05/15/2052	586,000	426,981

46

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance - Property/Casualty — 0.2%
Enstar Group, Ltd. Senior Notes 3.10% due 09/01/2031	$1,194,000	$1,005,268
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	3,708,000	3,717,181

		4,722,449

Internet Financial Services — 0.0%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	771,000	686,190

Investment Companies — 0.2%
JAB Holdings BV Senior Notes 4.50% due 04/08/2052*	2,775,000	2,306,311
Temasek Financial I, Ltd. Company Guar. Notes 2.75% due 08/02/2061*	3,030,000	2,294,073

		4,600,384

Machinery - Construction & Mining — 0.1%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	4,218,000	3,803,005

Machinery - Pumps — 0.1%
nVent Finance SARL Company Guar. Notes 2.75% due 11/15/2031	1,792,000	1,551,438

Medical Products — 0.1%
STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	1,640,000	1,318,830

Medical - Biomedical/Gene — 0.1%
CSL UK Holdings, Ltd. Company Guar. Notes 4.75% due 04/27/2052*	833,000	828,373
Grifols Escrow Issuer SA Senior Notes 4.75% due 10/15/2028*	750,000	685,313
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	2,662,000	2,160,615

		3,674,301

Medical - Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	1,485,000	1,444,635

Metal - Aluminum — 0.0%
Constellium SE Company Guar. Notes 5.63% due 06/15/2028*	723,000	693,691

Metal - Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	621,000	556,503

Security Description	Principal Amount	Value (Note 2)

Metal - Diversified — 0.1%
South32 Treasury, Ltd. Company Guar. Notes 4.35% due 04/14/2032*#	$3,764,000	$3,605,347

Metal - Iron — 0.0%
Mineral Resources, Ltd. Senior Notes 8.00% due 11/01/2027*	246,000	253,480
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	593,000	612,456
Mineral Resources, Ltd. Senior Notes 8.50% due 05/01/2030*	286,000	290,024

		1,155,960

Motion Pictures & Services — 0.0%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	823,000	800,854

Non - Hazardous Waste Disposal — 0.1%
Waste Connections, Inc. Senior Notes 2.20% due 01/15/2032	1,680,000	1,410,916

Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	545,000	523,200

Oil Companies - Exploration & Production — 0.2%
EQT Corp. Senior Notes 3.63% due 05/15/2031*	4,124,000	3,704,948
Santos Finance, Ltd. Company Guar. Notes 3.65% due 04/29/2031*	2,005,000	1,728,090
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	1,424,000	1,376,412

		6,809,450

Oil Companies - Integrated — 0.0%
Petro-Canada Senior Notes 5.95% due 05/15/2035	943,000	1,014,595

Oil - Field Services — 0.0%
Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	378,000	371,858

Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*#	1,689,000	1,418,777
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	1,304,000	1,091,709
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	1,734,000	1,539,584

		4,050,070

47

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 2.50% due 10/15/2031*	$1,061,000	$926,477

Rental Auto/Equipment — 0.3%
Triton Container International, Ltd. Company Guar. Notes 2.05% due 04/15/2026*	4,089,000	3,703,263
Triton Container International, Ltd. Company Guar. Notes 3.15% due 06/15/2031*	3,813,000	3,238,794

		6,942,057

Retail - Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	811,000	789,711

Satellite Telecom — 0.1%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	825,000	790,280
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*#	975,000	658,125

		1,448,405

Security Services — 0.0%
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	610,000	545,377
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	200,000	177,093
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	354,000	286,754

		1,009,224

Semiconductor Components - Integrated Circuits — 0.1%
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*	2,791,000	2,565,828

SupraNational Banks — 0.7%
African Development Bank Senior Notes 0.75% due 04/03/2023	3,066,000	3,030,815
Asian Infrastructure Investment Bank Senior Notes 0.50% due 10/30/2024	3,598,000	3,402,295
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	3,663,000	3,540,254
Inter-American Development Bank Bonds 1.13% due 07/20/2028	4,325,000	3,869,404
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	4,320,000	3,842,725
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	2,124,000	2,145,789

		19,831,282

Security Description	Principal Amount	Value (Note 2)

Telecom Services — 0.1%
Iliad Holding SAS Senior Sec. Notes 7.00% due 10/15/2028*	$990,000	$954,192
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	1,469,000	1,334,180

		2,288,372

Telephone - Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	1,464,000	1,319,081
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	500,000	471,860

		1,790,941

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Company Guar. Notes 1.35% due 12/02/2024	2,429,000	2,309,718
Canadian Pacific Railway Co. Company Guar. Notes 3.00% due 12/02/2041	479,000	395,239
Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	577,000	649,973

		3,354,930

Total Foreign Corporate Bonds & Notes
(cost $274,372,665)		249,199,450

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Banks - Special Purpose — 0.3%
BNG Bank NV Senior Notes 0.50% due 11/24/2025*	1,102,000	1,014,429
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	4,975,000	4,654,809
Korea Development Bank Senior Notes 0.50% due 10/27/2023	1,289,000	1,251,414

		6,920,652

Sovereign — 0.2%
Republic of Chile Senior Notes 2.75% due 01/31/2027	920,000	881,164
Republic of Italy Senior Notes 3.88% due 05/06/2051	1,462,000	1,193,160
United Mexican States Senior Notes 4.28% due 08/14/2041	5,282,000	4,500,326

		6,574,650

Total Foreign Government Obligations
(cost $15,003,570)		13,495,302

U.S. GOVERNMENT AGENCIES — 48.7%
Federal Home Loan Bank — 0.3%
2.13% due 09/14/2029	7,765,000	7,266,696
3.25% due 11/16/2028#	1,000,000	1,016,465
5.50% due 07/15/2036	250,000	306,412

		8,589,573

48

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. — 8.9%
2.00% due 02/01/2036	$17,222,389	$16,292,386
2.00% due 05/01/2051	5,617,101	4,988,819
2.00% due 06/01/2051	15,607,704	13,932,950
2.00% due 09/01/2051	23,482,364	20,981,958
2.00% due 02/01/2052	4,915,063	4,365,037
2.50% due 01/01/2028	385,279	378,003
2.50% due 04/01/2028	1,017,083	1,001,617
2.50% due 03/01/2031	607,598	598,309
2.50% due 10/01/2032	2,783,202	2,740,585
2.50% due 11/01/2032	767,316	755,568
2.50% due 09/01/2051	11,377,995	10,485,837
2.50% due 11/01/2051	21,069,395	19,417,852
3.00% due 08/01/2027	143,882	143,157
3.00% due 05/01/2035	2,425,430	2,404,189
3.00% due 10/01/2042	1,035,257	1,009,385
3.00% due 11/01/2042	731,987	713,617
3.00% due 02/01/2043	638,604	627,102
3.00% due 04/01/2043	1,418,004	1,381,237
3.00% due 05/01/2043	974,976	950,404
3.00% due 08/01/2043	2,697,579	2,627,507
3.00% due 10/01/2045	1,980,720	1,921,398
3.00% due 08/01/2046	713,264	691,751
3.00% due 11/01/2046	2,513,668	2,436,278
3.50% due 01/01/2032	2,311,813	2,344,713
3.50% due 11/01/2041	184,236	184,129
3.50% due 03/01/2042	2,073,820	2,072,619
3.50% due 04/01/2042	1,306,664	1,305,907
3.50% due 06/01/2042	491,904	491,619
3.50% due 08/01/2042	1,002,982	1,002,401
3.50% due 09/01/2043	611,614	611,260
3.50% due 03/01/2045	591,892	591,081
3.50% due 07/01/2045	4,982,700	4,973,281
3.50% due 08/01/2045	1,073,829	1,072,043
3.50% due 11/01/2045	1,167,317	1,165,155
3.50% due 01/01/2046	803,073	800,787
3.50% due 03/01/2046	852,879	849,809
3.50% due 12/01/2046	245,471	244,250
3.50% due 11/01/2047	5,586,730	5,559,293
3.50% due 01/01/2048	5,715,833	5,687,906
3.50% due 03/01/2048	8,578,673	8,536,568
3.50% due 08/01/2049	3,735,023	3,691,505
3.50% due 08/01/2051	10,155,205	10,027,962
3.50% due 02/01/2052	8,068,082	7,922,087
4.00% due 03/01/2023	12	12
4.00% due 09/01/2040	508,640	521,696
4.00% due 07/01/2044	27,067	27,699
4.00% due 10/01/2045	1,002,644	1,028,036
4.00% due 01/01/2046	9,951,886	10,199,539
4.00% due 01/01/2047	31,066	31,865
4.00% due 07/01/2049	3,401,274	3,439,657
4.00% due 01/01/2050	1,561,522	1,572,290
4.00% due 06/01/2052	20,000,000	20,027,050
4.50% due 12/01/2039	310,518	323,244
4.50% due 04/01/2044	43,268	45,058
4.50% due 07/01/2045	7,830,791	7,984,361
4.50% due 05/01/2048	1,036,180	1,068,298
4.50% due 12/01/2048	4,682,323	4,777,880
4.50% due 06/01/2052	25,000,000	25,474,689
5.00% due 10/01/2033	419	434
5.00% due 05/01/2034	16,677	17,387
5.00% due 06/01/2039	176,959	188,583
5.00% due 07/01/2040	196,563	208,392
5.00% due 11/01/2043	1,512,020	1,609,419
5.50% due 11/01/2032	3,838	4,057
5.50% due 07/01/2034	13,542	14,415

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.50% due 02/01/2035	$56,320	$58,924
5.50% due 07/01/2035	8,407	9,073
5.50% due 01/01/2036	80,999	87,291
5.50% due 05/01/2037	15,358	16,618
6.00% due 10/01/2033	69,900	74,083
6.00% due 07/01/2035	59,841	63,262
6.00% due 03/01/2040	91,418	100,532
6.50% due 02/01/2035	1,052	1,119
6.50% due 02/01/2036	11,551	12,428
6.50% due 09/01/2036	150	160
6.50% due 05/01/2037	14,375	15,524
6.75% due 09/15/2029	500,000	625,733
6.75% due 03/15/2031	250,000	317,875
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	68,671	70,499
2.54% (12 ML+1.88%) due 11/01/2037	656,784	679,365
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(3)	818,073	807,911
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.93% (6.80%-1 ML) due 09/15/2039(3)(4)(6)	426,785	36,149

		251,519,928

Federal National Mtg. Assoc. — 27.5%
1.50% due 05/01/2036	3,826,617	3,535,850
1.50% due 12/01/2050	17,708,105	15,059,050
1.50% due 03/01/2051	6,002,064	5,103,109
2.00% due 07/01/2035	5,879,494	5,560,469
2.00% due 11/01/2035	6,141,901	5,808,447
2.00% due 05/01/2036	16,119,626	15,244,537
2.00% due 05/01/2041	7,181,443	6,486,927
2.00% due 10/01/2050	8,717,729	7,769,192
2.00% due 12/01/2050	10,767,699	9,596,926
2.00% due 04/01/2051	32,262,170	28,796,638
2.00% due 05/01/2051	18,197,781	16,185,061
2.00% due 06/01/2051	25,570,805	22,833,818
2.00% due 10/01/2051	17,287,574	15,382,353
2.00% due 11/01/2051	9,191,755	8,214,891
2.00% due 12/01/2051	24,381,074	21,676,655
2.00% due 03/01/2052	29,661,340	26,336,721
2.50% due 12/01/2026	204,975	201,718
2.50% due 02/01/2028	514,731	503,786
2.50% due 04/01/2028	272,676	268,121
2.50% due 07/01/2031	1,673,076	1,646,213
2.50% due 08/01/2031	7,471,469	7,352,080
2.50% due 01/01/2032	1,351,539	1,329,831
2.50% due 02/01/2032	582,406	573,030
2.50% due 04/01/2035	3,589,942	3,483,340
2.50% due 05/01/2035	5,881,587	5,706,931
2.50% due 06/01/2050	413,168	381,571
2.50% due 07/01/2050	6,761,661	6,297,048
2.50% due 08/01/2050	2,873,013	2,650,507
2.50% due 10/01/2050	1,543,308	1,424,943
2.50% due 05/01/2051	12,851,849	11,845,893
2.50% due 06/01/2051	22,747,326	20,965,653
2.50% due 07/01/2051	14,259,252	13,141,579
2.50% due 08/01/2051	12,961,461	11,945,087
2.50% due 11/01/2051	14,457,723	13,383,709
2.50% due 02/01/2052	29,726,902	27,428,906
2.50% due 04/01/2052	19,913,045	18,364,408
3.00% due 10/01/2027	189,740	188,982

49

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 12/01/2027	$561,240	$561,370
3.00% due 01/01/2028	880,303	879,437
3.00% due 03/01/2030	743,378	743,555
3.00% due 10/01/2030	1,149,369	1,148,951
3.00% due 10/01/2032	2,301,446	2,296,336
3.00% due 02/01/2033	9,532,158	9,525,855
3.00% due 07/01/2034	443,782	440,615
3.00% due 05/01/2037	24,832,556	24,537,037
3.00% due 06/01/2037	35,000,000	34,583,484
3.00% due 11/01/2039	3,024,381	2,943,835
3.00% due 03/01/2042	1,310,264	1,276,480
3.00% due 12/01/2042	1,731,866	1,686,672
3.00% due 02/01/2043	2,633,036	2,562,785
3.00% due 05/01/2043	1,148,231	1,118,097
3.00% due 02/01/2045	162,050	157,101
3.00% due 05/01/2046	1,095,843	1,062,383
3.00% due 08/01/2046	3,418,665	3,314,037
3.00% due 09/01/2046	592,511	574,055
3.00% due 12/01/2046	220,835	215,137
3.00% due 01/01/2047	1,308,259	1,260,228
3.00% due 09/01/2048	3,788,432	3,668,011
3.00% due 11/01/2048	8,154,866	7,899,129
3.00% due 06/01/2049	5,315,597	5,113,379
3.00% due 03/01/2050	4,602,084	4,415,801
3.00% due 02/01/2052	42,914,693	40,984,144
3.00% due 04/01/2052	29,773,346	28,415,475
3.50% due 08/01/2026	316,740	319,475
3.50% due 09/01/2026	379,382	382,621
3.50% due 08/01/2027	77,082	77,728
3.50% due 10/01/2028	1,010,813	1,022,985
3.50% due 03/01/2033	793,031	803,898
3.50% due 08/01/2033	157,141	159,171
3.50% due 12/01/2041	415,711	415,133
3.50% due 03/01/2042	253,644	253,292
3.50% due 08/01/2042	2,386,698	2,378,511
3.50% due 09/01/2042	173,550	173,309
3.50% due 02/01/2043	1,481,733	1,505,365
3.50% due 07/01/2045	898,847	896,083
3.50% due 08/01/2045	838,492	835,908
3.50% due 09/01/2045	210,121	209,178
3.50% due 10/01/2045	1,892,818	1,886,601
3.50% due 11/01/2045	1,376,060	1,369,122
3.50% due 12/01/2045	3,889,649	3,876,096
3.50% due 02/01/2046	847,770	844,726
3.50% due 03/01/2046	2,423,430	2,410,473
3.50% due 07/01/2046	4,667,615	4,651,321
3.50% due 01/01/2047	2,647,544	2,633,296
3.50% due 09/01/2047	8,501,463	8,481,011
3.50% due 12/01/2047	11,500,333	11,418,045
3.50% due 04/01/2048	6,401,256	6,364,788
3.50% due 08/01/2049	526,559	519,262
3.50% due 04/01/2052	21,824,713	21,416,187
4.00% due 11/01/2025	28,124	28,684
4.00% due 03/01/2039	1,607,379	1,630,458
4.00% due 07/01/2040	89,123	91,344
4.00% due 09/01/2040	40,678	41,688
4.00% due 10/01/2040	82,890	84,932
4.00% due 12/01/2040	1,055,527	1,081,746
4.00% due 10/01/2041	595,010	609,799
4.00% due 11/01/2041	456,270	467,579
4.00% due 01/01/2043	2,085,909	2,137,660
4.00% due 02/01/2045	2,836,042	2,906,362
4.00% due 02/01/2046	716,648	732,661
4.00% due 06/01/2046	450,141	460,803
4.00% due 01/01/2047	1,368,094	1,394,936

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 05/01/2047	$1,090,998	$1,111,233
4.00% due 06/01/2047	2,061,854	2,099,406
4.00% due 07/01/2047	5,517,611	5,616,585
4.00% due 08/01/2047	3,763,504	3,823,698
4.00% due 06/01/2048	4,181,256	4,240,209
4.00% due 09/01/2048	2,563,054	2,598,980
4.00% due 12/01/2048	873,715	880,429
4.00% due 01/01/2049	3,367,296	3,397,594
4.00% due 03/01/2049	1,143,146	1,152,931
4.00% due 03/01/2050	3,155,060	3,173,219
4.00% due 08/01/2050	8,855,634	8,906,273
4.00% due 04/01/2052	19,829,780	19,857,776
4.00% due 05/01/2052	24,946,297	24,981,270
4.00% due 06/01/2052	20,000,000	20,032,989
4.50% due 11/01/2022	49	50
4.50% due 10/01/2024	113,032	116,013
4.50% due 03/01/2025	100,402	103,049
4.50% due 02/01/2040	640,527	671,280
4.50% due 05/01/2040	129,391	134,361
4.50% due 08/01/2045	6,693,722	7,024,058
4.50% due 06/01/2048	3,154,599	3,230,219
4.50% due 10/01/2048	1,991,224	2,035,745
4.50% due 11/01/2048	2,483,518	2,534,847
4.50% due 12/01/2048	3,610,401	3,689,725
4.50% due 10/01/2049	2,584,624	2,638,992
5.00% due 01/01/2023	773	793
5.00% due 04/01/2023	1,690	1,731
5.00% due 10/01/2024	22,786	23,381
5.00% due 09/01/2033	227,403	241,698
5.00% due 10/01/2033	1,092	1,161
5.00% due 03/01/2034	19,232	20,453
5.00% due 04/01/2040	259,938	269,207
5.00% due 05/01/2040	298,866	314,983
5.00% due 06/01/2040	1,008,481	1,073,469
5.00% due 07/01/2040	97,243	101,448
5.00% due 02/01/2045	982,998	1,046,642
5.50% due 12/01/2029	80,471	84,215
5.50% due 04/01/2033	21,213	22,652
5.50% due 12/01/2033	40,185	43,268
5.50% due 07/01/2037	131,970	142,595
5.50% due 08/01/2037	1,119,641	1,210,617
5.50% due 06/01/2038	87,245	94,379
5.50% due 09/01/2039	214,317	231,762
6.00% due 02/01/2032	2,329	2,455
6.00% due 08/01/2034	11,281	12,403
6.00% due 10/01/2034	23	24
6.00% due 11/01/2035	14,096	14,878
6.00% due 06/01/2036	24,582	27,029
6.00% due 12/01/2036	183,667	201,919
6.00% due 07/01/2038	210,048	230,974
6.00% due 09/01/2038	135,288	148,755
6.00% due 11/01/2038	112,971	124,227
6.00% due 06/01/2040	37,811	41,562
6.50% due 10/01/2037	8,838	9,492
6.50% due 11/01/2037	14,625	15,545
Federal National Mtg. Assoc. FRS 1.92% (6 ML+1.54%) due 09/01/2035	729,430	750,513
2.06% (12 ML+1.57%) due 05/01/2037	102,380	105,656
2.07% (12 ML+1.82%) due 10/01/2040	107,337	111,116
2.08% (12 ML+1.83%) due 10/01/2040	301,382	311,306

50

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
2.08% (12 ML+1.77%) due 05/01/2040	$557,883	$575,155
2.32% (1 Yr USTYCR+2.22%) due 10/01/2035	487,040	505,698
2.32% (12 ML+1.66%) due 07/01/2039	431,988	442,931
2.36% (12 ML+1.91%) due 08/01/2035	401,135	416,931
2.61% (1 Yr USTYCR+2.27%) due 11/01/2036	228,316	237,978
Federal National Mtg. Assoc. REMIC Series 2017-100, Class NP 3.00% due 12/25/2047(3)	2,862,327	2,736,177
Federal National Mtg. Assoc., REMIC
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	4,267,593	4,081,406
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	4,270,572	4,141,925

		775,251,046

Government National Mtg. Assoc. — 4.7%
2.00% due 11/20/2050	12,718,965	11,629,610
2.50% due 05/20/2050	6,430,425	6,056,264
2.50% due 07/20/2051	27,434,127	25,780,123
2.50% due 09/20/2051	29,855,244	28,091,602
3.00% due 02/20/2045	1,792,334	1,745,069
3.00% due 05/20/2045	504,682	491,468
3.00% due 07/20/2045	125,266	122,036
3.00% due 11/20/2045	1,328,589	1,295,454
3.00% due 12/20/2045	895,300	873,154
3.00% due 01/20/2046	4,385,002	4,277,562
3.00% due 03/20/2046	2,260,076	2,205,137
3.00% due 04/20/2046	3,640,821	3,555,495
3.00% due 05/20/2046	5,570,632	5,438,540
3.00% due 09/20/2047	3,957,277	3,854,287
3.00% due 05/20/2050	7,583,627	7,346,596
3.00% due 02/20/2052	19,718,910	19,049,799
3.50% due 03/20/2045	445,773	449,341
3.50% due 04/20/2045	174,372	175,997
3.50% due 07/20/2045	212,070	214,580
3.50% due 07/20/2046	233,815	234,991
3.50% due 10/20/2047	1,179,697	1,181,522
4.00% due 03/20/2044	258,383	264,255
4.00% due 07/20/2045	738,561	755,349
4.00% due 05/20/2048	1,767,609	1,798,953
4.50% due 05/15/2039	310,371	331,588
4.50% due 10/20/2045	1,448,548	1,529,528
4.50% due 04/20/2047	1,914,954	2,002,486
5.00% due 01/15/2040	238,652	250,912
5.50% due 12/15/2039	414,248	444,885
6.00% due 10/15/2039	121,524	128,151
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(2)	1,900,000	1,840,862

		133,415,596

Uniform Mtg. Backed Securities — 7.3%
1.50% due June 15 TBA	26,000,000	23,989,919
2.00% due June 15 TBA	19,042,000	17,988,623
2.00% due June 30 TBA	31,800,000	28,205,109
2.50% due June 15 TBA	14,220,000	13,765,627
2.50% due June 30 TBA	23,233,000	21,377,990
3.00% due June 30 TBA	35,438,000	33,782,381

Security Description	Principal Amount	Value (Note 2)

Uniform Mtg. Backed Securities (continued)
3.50% due June 30 TBA	$30,217,000	$29,619,742
4.50% due June 30 TBA	35,000,000	35,616,602

		204,345,993

Total U.S. Government Agencies
(cost $1,442,804,209)		1,373,122,136

U.S. GOVERNMENT TREASURIES — 12.2%
United States Treasury Bonds — 6.4%
1.75% due 08/15/2041	20,674,000	16,104,723
1.88% due 02/15/2051	5,500,000	4,200,840
1.88% due 11/15/2051	25,904,000	19,804,418
2.00% due 11/15/2041	17,236,000	14,028,488
2.00% due 08/15/2051	14,362,000	11,304,465
2.25% due 02/15/2052	5,288,000	4,436,963
2.38% due 02/15/2042	36,319,000	31,506,732
2.38% due 11/15/2049	26,081,000	22,420,491
2.38% due 05/15/2051	25,123,000	21,637,184
2.75% due 11/15/2042	406,000	371,316
2.75% due 08/15/2047	1,246,000	1,136,926
2.88% due 11/15/2046	384,000	357,165
3.00% due 05/15/2045	570,000	539,630
3.00% due 11/15/2045	1,729,000	1,640,254
3.00% due 05/15/2047	8,292,000	7,901,369
3.13% due 11/15/2041	2,303,000	2,255,860
3.13% due 02/15/2042	392,000	383,149
3.38% due 11/15/2048	13,798,000	14,302,489
3.75% due 08/15/2041	35,000	37,457
3.88% due 08/15/2040	301,000	329,666
4.25% due 05/15/2039	256,000	296,410
4.38% due 11/15/2039	105,000	123,071
4.38% due 05/15/2040	3,057,000	3,575,496
4.38% due 05/15/2041	433,000	502,990
4.63% due 02/15/2040	65,000	78,513
4.75% due 02/15/2037	564,000	689,556
5.00% due 05/15/2037	153,000	191,716
5.25% due 11/15/2028	354,000	403,353

		180,560,690

United States Treasury Notes — 5.8%
0.13% due 04/30/2023	5,000,000	4,911,133
0.13% due 12/15/2023	1,100,000	1,063,348
0.25% due 09/30/2023	11,000,000	10,713,828
0.25% due 05/15/2024	4,100,000	3,924,309
0.50% due 02/28/2026	1,000,000	918,164
0.75% due 04/30/2026	10,100,000	9,334,609
0.88% due 01/31/2024	13,113,000	12,785,175
1.13% due 02/29/2028	1,000,000	907,891
1.13% due 02/15/2031	5,400,000	4,693,359
1.25% due 12/31/2026	4,996,000	4,658,575
1.25% due 08/15/2031	1,455,000	1,268,180
1.38% due 10/15/2022	10,000,000	9,998,437
1.38% due 01/31/2025	1,500,000	1,449,551
1.38% due 11/15/2031	7,139,000	6,271,166
1.50% due 11/30/2024	1,500,000	1,457,930
1.50% due 01/31/2027	5,699,000	5,369,304
1.50% due 02/15/2030	8,520,000	7,740,220
1.63% due 02/15/2026	4,839,000	4,638,446
1.63% due 11/30/2026	1,600,000	1,519,813
1.63% due 08/15/2029	10,100,000	9,307,387
1.75% due 11/15/2029#	6,700,000	6,221,578
1.88% due 02/28/2027	27,750,000	26,591,221
1.88% due 02/28/2029	2,500,000	2,349,805
1.88% due 02/15/2032	5,776,000	5,301,285
2.00% due 02/15/2025#	1,729,000	1,697,932
2.00% due 11/15/2026	384,000	370,440

51

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.25% due 04/30/2024	$167,000	$166,243
2.25% due 11/15/2024	3,596,000	3,560,461
2.25% due 08/15/2027#	576,000	559,148
2.38% due 05/15/2029	500,000	484,453
2.63% due 02/15/2029	171,000	168,341
2.75% due 04/30/2027	3,300,000	3,288,914
2.88% due 04/30/2029	4,656,000	4,656,728
2.88% due 05/15/2032	6,658,000	6,675,685

		165,023,059

Total U.S. Government Treasuries
(cost $384,491,713)		345,583,749

COMMON STOCKS — 0.1%
Oil Field Machinery & Equipment — 0.1%
Hi-Crush, Inc. † (7)(8) (cost $821,887)	6,207,434	2,358,825

PREFERRED SECURITIES — 0.0%
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%† (cost $115,290)	7,467	25,537

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Cellular Telecom — 0.0%
Vodafone Group PLC 5.13% due 06/04/2081	698,000	542,506

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024#(9)	2,555,000	2,515,551
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(9)	1,096,000	1,145,320
Societe Generale SA 7.88% due 12/18/2023*(9)	1,554,000	1,593,419

		5,254,290

Electric - Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	1,400,000	1,323,206

Electric - Integrated — 0.1%
CMS Energy Corp. 3.75% due 12/01/2050	1,163,000	940,035
CMS Energy Corp. 4.75% due 06/01/2050	1,424,000	1,344,327
Dominion Resources, Inc. 5.75% due 10/01/2054	955,000	928,776

		3,213,138

Food - Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(9)	360,000	354,622
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	885,000	946,950

		1,301,572

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	1,556,000	1,543,879
Prudential Financial, Inc. 5.70% due 09/15/2048	1,154,000	1,146,937

		2,690,816

Security Description	Shares/ Principal Amount	Value (Note 2)

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	$3,574,000	$2,635,825

Oil Companies - Integrated — 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(9)	1,264,000	1,181,955

Pipelines — 0.1%
EnLink Midstream Partners LP 6.00% due 12/15/2022(9)	998,000	703,251
Enterprise Products Operating LLC 5.25% due 08/16/2077	881,000	765,313

		1,468,564

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	3,066,000	2,829,198

Transport - Equipment & Leasing — 0.0%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	719,000	697,430

Total Preferred Securities/Capital Securities
(cost $25,244,692)		23,138,500

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(7)	395	1,406
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	186,000	744

Total Escrows And Litigation Trusts
(cost $0)		2,150

Total Long-Term Investment Securities
(cost $2,952,568,850)		2,744,121,453

SHORT-TERM INVESTMENT SECURITIES — 13.2%
Registered Investment Companies — 13.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.84%(10)	355,148,596	355,184,111
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(10)(12)	16,715,750	16,715,750

Total Short-Term Investment Securities
(cost $371,847,163)		371,899,861

TOTAL INVESTMENTS
(cost $3,324,416,013)(11)	110.4%	3,116,021,314
Liabilities in excess of other assets	(10.4)	(294,342,934)

NET ASSETS	100.0%	$2,821,678,380

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $344,335,767 representing 12.2% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2022.

52

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2022.
(7)	Securities classified as Level 3 (see Note 2).
(8)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks

Hi-Crush, Inc.	06/07/2018	6,207,434	$821,887	$2,358,825	$0.38	0.08%

(9)	Perpetual maturity—maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of May 31, 2022.
(11)	See Note 5 for cost of investments on a tax basis.
(12)	At May 31, 2022, the Fund had loaned securities with a total value of $28,936,039. This was secured by collateral of $16,715,750, which was received in cash and subsequently invested in short-term investments currently valued at $16,715,750 as reported in the Portfolio of Investments. Additional collateral of $13,009,243 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
Federal Home Loan Mtg. Corp.	1.50% to 4.50%	06/25/2033 to 10/25/2051	$1,310,662
Federal National Mtg. Assoc.	2.00% to 2.68%	05/01/2025 to 08/25/2050	1,084,513
United States Treasury Notes/Bonds	0.13% to 6.25%	07/15/2022 to 05/15/2052	10,614,068

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2022 and unless noted otherwise, the dates shown are the original maturity.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$65,005,375	$—	$65,005,375
U.S. Corporate Bonds & Notes	—	672,190,429	—	672,190,429
Foreign Corporate Bonds & Notes	—	249,199,450	—	249,199,450
Foreign Government Obligations	—	13,495,302	—	13,495,302
U.S. Government Agencies	—	1,373,122,136	—	1,373,122,136
U.S. Government Treasuries	—	345,583,749	—	345,583,749
Common Stocks	—	—	2,358,825	2,358,825
Preferred Securities	25,537	—	—	25,537
Preferred Securities/Capital Securities	—	23,138,500	—	23,138,500
Escrows and Litigation Trusts	—	744	1,406	2,150
Short-Term Investment Securities	371,899,861	—	—	371,899,861

Total Investments at Value	$371,925,398	$2,741,735,685	$2,360,231	$3,116,021,314

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

53

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Medical — Drugs	6.7%
Diversified Banking Institutions	5.2
Medical — HMO	4.5
Registered Investment Companies	4.2
Oil Companies — Exploration & Production	3.7
Pipelines	3.7
Applications Software	3.1
Insurance — Multi-line	3.0
Banks-Super Regional	2.8
Aerospace/Defense	2.6
Finance — Credit Card	2.3
Cosmetics & Toiletries	2.1
Cable/Satellite TV	2.0
Investment Management/Advisor Services	1.9
Computer Services	1.9
Telephone — Integrated	1.8
Electric — Integrated	1.8
Networking Products	1.8
Medical Instruments	1.7
Enterprise Software/Service	1.7
Medical Products	1.6
Oil Companies — Integrated	1.6
Electronic Components-Semiconductors	1.5
Insurance — Property/Casualty	1.4
Auto — Cars/Light Trucks	1.4
Computers	1.4
Pharmacy Services	1.4
Chemicals — Diversified	1.3
Transport — Rail	1.3
Data Processing/Management	1.3
Electric — Distribution	1.3
Insurance-Life/Health	1.2
Banks — Commercial	1.1
Food — Confectionery	1.1
Diversified Manufacturing Operations	1.0
Brewery	0.9
Drug Delivery Systems	0.9
Industrial Gases	0.9
Medical Labs & Testing Services	0.9
Real Estate Investment Trusts	0.8
Retail — Apparel/Shoe	0.8
Retail — Discount	0.8
Insurance Brokers	0.8
Machinery-Construction & Mining	0.8
Beverages — Non-alcoholic	0.7
Retail — Building Products	0.7
Food — Misc./Diversified	0.7
Tobacco	0.7
Building Products-Cement	0.7
Containers — -Paper/Plastic	0.7
Transport — Services	0.7
Broadcast Services/Program	0.7
Multimedia	0.6
Audio/Video Products	0.6
Cellular Telecom	0.6
Non — Hazardous Waste Disposal	0.6
Medical — Wholesale Drug Distribution	0.6
Home Decoration Products	0.6
Finance — Investment Banker/Broker	0.6
Dental Supplies & Equipment	0.5
Shipbuilding	0.5
Private Equity	0.5
Auto/Truck Parts & Equipment — Original	0.5
Aerospace/Defense — Equipment	0.4
Soap & Cleaning Preparation	0.4
Semiconductor Components — Integrated Circuits	0.3
Entertainment Software	0.3
Agricultural Biotech	0.3
Chemicals — Specialty	0.2

Metal — Copper	0.2
Apparel Manufacturers	0.2
Machinery — General Industrial	0.2

100.3%

*	Calculated as a percentage of net assets

54

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.1%
Aerospace/Defense — 2.6%
BAE Systems PLC	1,212,959	$11,555,827
Northrop Grumman Corp.	13,270	6,209,962
Raytheon Technologies Corp.	160,100	15,228,712

		32,994,501

Aerospace/Defense - Equipment — 0.4%
Airbus SE	47,782	5,598,260

Agricultural Biotech — 0.3%
Corteva, Inc.	57,238	3,584,244

Apparel Manufacturers — 0.2%
Ralph Lauren Corp.	21,109	2,133,909

Applications Software — 3.1%
CDK Global, Inc.	179,407	9,770,505
Microsoft Corp.	109,013	29,637,365

		39,407,870

Audio/Video Products — 0.6%
Panasonic Holdings Corp.	833,600	7,637,205

Auto - Cars/Light Trucks — 1.4%
General Motors Co.†	449,257	17,377,261

Auto/Truck Parts & Equipment - Original — 0.5%
Lear Corp.	41,695	5,877,327

Banks - Commercial — 1.1%
First Citizens BancShares, Inc., Class A	17,244	12,077,697
M&T Bank Corp.	11,812	2,125,806

		14,203,503

Banks - Super Regional — 2.8%
PNC Financial Services Group, Inc.	33,420	5,862,202
US Bancorp	94,330	5,006,093
Wells Fargo & Co.	545,277	24,957,329

		35,825,624

Beverages - Non-alcoholic — 0.7%
Coca-Cola Co.	147,720	9,362,494

Brewery — 0.9%
Constellation Brands, Inc., Class A	47,604	11,685,354

Broadcast Services/Program — 0.7%
Fox Corp., Class A	238,319	8,462,708

Building Products - Cement — 0.7%
Vulcan Materials Co.	52,250	8,614,458

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	572,268	25,340,027

Cellular Telecom — 0.6%
Rogers Communications, Inc., Class B	148,207	7,601,050

Chemicals - Diversified — 1.3%
PPG Industries, Inc.	134,030	16,953,455

Chemicals - Specialty — 0.2%
Ecolab, Inc.	19,300	3,163,463

Computer Services — 1.9%
Cognizant Technology Solutions Corp., Class A	154,920	11,572,524
Leidos Holdings, Inc.	115,318	12,050,731

		23,623,255

Computers — 1.4%
Apple, Inc.	116,610	17,356,232

Containers - Paper/Plastic — 0.7%
Sealed Air Corp.	138,435	8,607,888

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 2.1%
Procter & Gamble Co.	67,620	$9,999,645
Unilever PLC ADR	326,814	15,794,921

		25,794,566

Data Processing/Management — 1.3%
Fidelity National Information Services, Inc.	152,199	15,904,796

Dental Supplies & Equipment — 0.5%
DENTSPLY SIRONA, Inc.	171,487	6,784,026

Diversified Banking Institutions — 5.2%
Bank of America Corp.	601,136	22,362,259
Citigroup, Inc.	426,502	22,779,472
JPMorgan Chase & Co.	153,214	20,259,487

		65,401,218

Diversified Manufacturing Operations — 1.0%
General Electric Co.	101,759	7,966,712
Siemens AG	38,961	5,121,139

		13,087,851

Drug Delivery Systems — 0.9%
Becton Dickinson & Co.	44,840	11,470,072

Electric - Distribution — 1.3%
Sempra Energy	96,844	15,868,858

Electric - Integrated — 1.8%
American Electric Power Co., Inc.	63,825	6,512,065
CenterPoint Energy, Inc.	76,954	2,466,376
Edison International	100,401	7,019,034
Public Service Enterprise Group, Inc.	98,471	6,749,202

		22,746,677

Electronic Components - Semiconductors — 1.5%
Broadcom, Inc.	10,850	6,294,411
Intel Corp.	95,410	4,238,112
Samsung Electronics Co., Ltd. GDR	3,607	4,845,487
Texas Instruments, Inc.	18,480	3,266,525

		18,644,535

Enterprise Software/Service — 1.7%
Oracle Corp.	79,390	5,709,729
SAP SE ADR	42,090	4,202,265
SS&C Technologies Holdings, Inc.	172,224	11,020,614

		20,932,608

Entertainment Software — 0.3%
Activision Blizzard, Inc.	52,207	4,065,881

Finance - Credit Card — 2.3%
Capital One Financial Corp.	38,991	4,985,389
Mastercard, Inc., Class A	21,580	7,722,835
Visa, Inc., Class A	78,697	16,697,142

		29,405,366

Finance - Investment Banker/Broker — 0.6%
Charles Schwab Corp.	100,183	7,022,828

Food - Confectionery — 1.1%
Mondelez International, Inc., Class A	217,648	13,833,707

Food - Misc./Diversified — 0.7%
Nestle SA ADR	74,090	9,036,016

Home Decoration Products — 0.6%
Newell Brands, Inc.	346,781	7,434,985

Industrial Gases — 0.9%
Linde PLC	33,430	10,854,052

55

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance Brokers — 0.8%
Willis Towers Watson PLC	46,902	$9,899,605

Insurance - Life/Health — 1.2%
Equitable Holdings, Inc.	175,826	5,346,869
Prudential Financial, Inc.	51,046	5,423,637
Prudential PLC	324,029	4,233,442

		15,003,948

Insurance - Multi-line — 3.0%
Allstate Corp.	33,284	4,549,590
Chubb, Ltd.	41,750	8,821,357
Hartford Financial Services Group, Inc.	74,564	5,406,636
MetLife, Inc.	278,671	18,779,639

		37,557,222

Insurance - Property/Casualty — 1.4%
Fidelity National Financial, Inc.	205,546	8,694,596
Travelers Cos., Inc.	49,330	8,832,043

		17,526,639

Investment Management/Advisor Services — 1.9%
Apollo Global Management, Inc.	311,861	17,975,668
Raymond James Financial, Inc.	60,768	5,985,040

		23,960,708

Machinery - Construction & Mining — 0.8%
Komatsu, Ltd.	390,800	9,665,684

Machinery - General Industrial — 0.2%
Otis Worldwide Corp.	25,740	1,915,056

Medical Instruments — 1.7%
Alcon, Inc.	53,638	4,021,140
Medtronic PLC	175,361	17,562,404

		21,583,544

Medical Labs & Testing Services — 0.9%
Laboratory Corp. of America Holdings	43,758	10,795,974

Medical Products — 1.6%
Koninklijke Philips NV#	361,185	9,313,400
Zimmer Biomet Holdings, Inc.	90,754	10,909,538

		20,222,938

Medical - Drugs — 6.7%
AstraZeneca PLC	130,654	17,285,373
Bayer AG	234,257	16,742,270
Johnson & Johnson	52,630	9,448,664
Merck & Co., Inc.	102,910	9,470,807
Pfizer, Inc.	149,960	7,953,878
Sanofi	176,006	18,795,344
Zoetis, Inc.	23,030	3,936,518

		83,632,854

Medical - HMO — 4.5%
Anthem, Inc.	45,544	23,209,678
Humana, Inc.	41,000	18,623,430
UnitedHealth Group, Inc.	29,110	14,461,266

		56,294,374

Medical - Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	40,864	6,325,339
McKesson Corp.	3,563	1,171,122

		7,496,461

Metal - Copper — 0.2%
Freeport-McMoRan, Inc.	57,930	2,263,904

Security Description	Shares	Value (Note 2)

Multimedia — 0.6%
Walt Disney Co.†	70,930	$7,833,509

Networking Products — 1.8%
Cisco Systems, Inc.	503,720	22,692,586

Non-Hazardous Waste Disposal — 0.6%
Waste Management, Inc.	47,430	7,518,129

Oil Companies - Exploration & Production — 3.7%
Chesapeake Energy Corp.#	33,870	3,298,261
ConocoPhillips	107,704	12,101,621
EQT Corp.	347,496	16,582,509
Hess Corp.	69,473	8,550,042
Pioneer Natural Resources Co.	22,350	6,211,959

		46,744,392

Oil Companies - Integrated — 1.6%
BP PLC	3,689,750	19,999,389

Pharmacy Services — 1.4%
Cigna Corp.	45,779	12,282,048
CVS Health Corp.	50,803	4,915,190

		17,197,238

Pipelines — 3.7%
Enbridge, Inc.#	270,480	12,482,652
Enterprise Products Partners LP	720,920	19,767,626
Williams Cos., Inc.	381,800	14,149,508

		46,399,786

Private Equity — 0.5%
Blackstone, Inc., Class A	50,370	5,933,082

Real Estate Investment Trusts — 0.8%
American Tower Corp.	28,200	7,222,866
Boston Properties, Inc.	30,360	3,375,425

		10,598,291

Retail - Apparel/Shoe — 0.8%
Ross Stores, Inc.	124,224	10,561,525

Retail - Building Products — 0.7%
Home Depot, Inc.	30,340	9,185,435

Retail - Discount — 0.8%
Dollar General Corp.	45,652	10,058,962

Semiconductor Components - Integrated Circuits — 0.3%
Analog Devices, Inc.	25,115	4,229,366

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	29,166	6,138,276

Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC	62,814	4,861,064

Telephone - Integrated — 1.8%
Verizon Communications, Inc.	449,436	23,051,572

Tobacco — 0.7%
Altria Group, Inc.	100,163	5,417,817
British American Tobacco PLC	73,256	3,232,982

		8,650,799

Transport-Rail — 1.3%
Union Pacific Corp.	72,883	16,018,226

Transport-Services — 0.7%
United Parcel Service, Inc., Class B	46,880	8,543,880

Total Long-Term Investment Securities
(cost $1,158,599,510)		1,207,732,548

56

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.84%(2)	39,541,084	$39,545,038
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%(2)	2,431,169	2,431,169
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(2)	10,965,084	10,965,084

Total Short-Term Investment Securities
(cost $52,937,337)		52,941,291

TOTAL INVESTMENTS
(cost $1,211,536,847)(3)	100.3%	1,260,673,839
Liabilities in excess of other assets	(0.3)	(3,877,432)

NET ASSETS	100.0%	$1,256,796,407

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2022, the Fund had loaned securities with a total value of $13,678,395. This was secured by collateral of $10,965,084, which was received in cash and subsequently invested in short-term investments currently valued at $10,965,084 as reported in the Portfolio of Investments. Additional collateral $3,218,514 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	$90,617
United States Treasury Notes/ Bonds	0.13% to 6.25%	06/30/2022 to 02/15/2052	3,127,897

(2)	The rate shown is the 7-day yield as of May 31, 2022.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

i	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$1,064,824,542	$142,908,006	**	$—	$1,207,732,548
Short-Term Investment Securities	52,941,291	—		—	52,941,291

Total Investments at Value	$1,117,765,833	$142,908,006		$—	$1,260,673,839

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

57

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	52.7%
Domestic Fixed Income Investment Companies	19.8
United States Treasury Notes	14.0
International Equity Investment Companies	9.6
Registered Investment Companies	3.7
Options — Purchased	0.6
International Fixed Income Investment Companies	0.4

100.8%

*	Calculated as a percentage of net assets

58

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 82.5%(1)@
Domestic Equity Investment Companies — 52.7%
VALIC Co. I Blue Chip Growth Fund	264,599	$4,352,660
VALIC Co. I Capital Appreciation Fund	300,650	5,784,500
VALIC Co. I Dividend Value Fund	627,917	8,294,785
VALIC Co. I Growth Fund	407,129	5,931,872
VALIC Co. I Large Capital Growth Fund	355,205	6,542,883
VALIC Co. I Mid Cap Index Fund	66,953	1,766,220
VALIC Co. I Mid Cap Strategic Growth Fund	95,678	1,710,726
VALIC Co. I Mid Cap Value Fund	117,666	2,428,635
VALIC Co. I Small Cap Growth Fund	43,089	636,419
VALIC Co. I Small Cap Index Fund	52,995	922,648
VALIC Co. I Small Cap Special Values Fund	97,071	1,233,767
VALIC Co. I Small Cap Value Fund	32,241	436,549
VALIC Co. I Stock Index Fund	267,953	12,725,096
VALIC Co. I Systematic Core Fund	399,019	10,194,941
VALIC Co. I Systematic Value Fund	1,378,163	17,929,907
VALIC Co. I U.S. Socially Responsible Fund	408,166	8,424,537

Total Domestic Equity Investment Companies
(cost $90,663,850)		89,316,145

Domestic Fixed Income Investment Companies — 19.8%
VALIC Co. I Core Bond Fund	2,156,880	21,892,330
VALIC Co. I Government Securities Fund	779,562	7,631,912
VALIC Co. I High Yield Bond Fund	198,647	1,396,486
VALIC Co. I Inflation Protected Fund	238,033	2,623,125

Total Domestic Fixed Income Investment Companies
(cost $37,017,023)		33,543,853

International Equity Investment Companies — 9.6%
VALIC Co. I Emerging Economies Fund	134,818	977,433
VALIC Co. I Global Real Estate Fund	182,966	1,385,053
VALIC Co. I International Equities Index Fund	405,725	2,953,676
VALIC Co. I International Growth Fund	266,921	3,157,674
VALIC Co. I International Opportunities Fund	30,734	492,358
VALIC Co. I International Socially Responsible Fund	99,620	2,185,662
VALIC Co. I International Value Fund	505,347	5,002,934

Total International Equity Investment Companies
(cost $16,390,795)		16,154,790

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund
(cost $722,991)	61,487	639,455

Total Affiliated Registered Investment Companies
(cost $144,794,659)		139,654,243

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 14.0%
United States Treasury Notes — 14.0%
0.63% due 05/15/2030	$1,586,300	$1,338,441
0.63% due 08/15/2030	1,051,800	882,197
0.88% due 11/15/2030#	4,882,600	4,169,664
1.13% due 02/15/2031	3,576,200	3,108,221
1.25% due 08/15/2031	3,606,600	3,143,518
1.38% due 11/15/2031	2,670,500	2,345,867
1.50% due 02/15/2030	2,236,000	2,031,354
1.63% due 05/15/2031	3,087,400	2,792,047
1.75% due 11/15/2029	1,649,900	1,532,087
1.88% due 02/15/2032	2,631,500	2,415,224

Total U.S. Government Treasuries
(cost $26,330,482)		23,758,620

OPTIONS - PURCHASED — 0.6%
Over the Counter Purchased Put Options†(2)
(cost $1,639,435)	19,500	1,099,975

Total Long-Term Investment Securities
(cost $172,764,576)		164,512,838

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio, Class AB 0.82%(3)
(cost $6,284,673)	6,284,673	6,284,673

TOTAL INVESTMENTS
(cost $179,049,249)(4)	100.8%	170,797,511
Liabilities in excess of other assets	(0.8)	(1,426,934)

NET ASSETS	100.0%	$169,370,577

@

The Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
†	Non-income producing security
(1)	See Note 3
(2)	Options — Purchased

Over the Counter Purchased Put Options
Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	September 2022	3,200	2,500	$10,330,375	$192,822	$75,927	$(116,895)
S&P 500 Index	Citibank, N.A.	December 2022	2,825	4,500	18,594,675	286,646	170,146	(116,500)
S&P 500 Index	Goldman Sachs International	November 2022	3,375	500	2,066,075	46,578	37,456	(9,122)
S&P 500 Index	Goldman Sachs International	November 2022	3,100	3,000	12,396,450	231,207	142,337	(88,870)
S&P 500 Index	UBS AG	November 2022	3,375	9,000	37,189,350	882,182	674,109	(208,073)

				19,500	$80,576,925	$1,639,435	$1,099,975	$(539,460)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of May 31, 2022.
(4)	See Note 5 for cost of investments on a tax basis.

59

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value*	Unrealized Appreciation (Depreciation)
10	Long	S&P 500 E-Mini Index	June 2022	$2,031,019	$2,065,625	$34,606
90	Short	S&P 500 E-Mini Index	June 2022	18,688,127	18,590,625	97,502

						$132,108

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$139,654,243	$—	$—	$139,654,243
U.S. Government Treasuries	—	23,758,620	—	23,758,620
Options Purchased	—	1,099,975	—	1,099,975
Short-Term Investment Securities	6,284,673	—	—	6,284,673

Total Investments at Value	$145,938,916	$24,858,595	$—	$170,797,511

Other Financial Instruments:†

Futures Contracts	$132,108	$—	$—	$132,108

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

60

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Banks — Commercial	10.8%
Semiconductor Components — Integrated Circuits	9.8
Electronic Components — Semiconductors	8.0
Oil Companies — Integrated	4.4
Internet Content — Information/News	4.3
Cellular Telecom	2.8
Diversified Financial Services	2.7
Auto — Cars/Light Trucks	2.3
Real Estate Operations & Development	2.1
Steel — Producers	2.1
Oil Companies — Exploration & Production	1.9
Gas — Distribution	1.9
Petrochemicals	1.7
E-Commerce/Products	1.5
Transport — Marine	1.4
Food — Retail	1.3
Retail — Apparel/Shoe	1.3
Investment Management/Advisor Services	1.2
Appliances	1.2
Retail — Hypermarkets	1.2
Entertainment Software	1.2
Energy — Alternate Sources	1.2
Insurance — Property/Casualty	1.1
Agricultural Chemicals	1.1
Metal — Diversified	1.1
Finance — Leasing Companies	1.1
Communications Software	1.0
Banks — Money Center	1.0
Gold Mining	1.0
Computers	1.0
Finance — Mortgage Loan/Banker	1.0
Aerospace/Defense — Equipment	1.0
Oil Refining & Marketing	0.9
Electric — Integrated	0.9
Non — Ferrous Metals	0.9
Insurance — Life/Health	0.9
Airport Development/Maintenance	0.9
Registered Investment Companies	0.8
Auto/Truck Parts & Equipment — Original	0.8
Building Products — Cement	0.7
Finance — Consumer Loans	0.7
Electric — Generation	0.7
Electronic Components — Misc.	0.7
Agricultural Operations	0.7
Brewery	0.7
Telecom Services	0.7
Banks — Special Purpose	0.6
Medical — Drugs	0.6
Medical Labs & Testing Services	0.6
Wire & Cable Products	0.5
Retail — Automobile	0.5
Retail — Misc./Diversified	0.5
Insurance — Multi-line	0.5
Building — Heavy Construction	0.5
Diversified Minerals	0.4
Building & Construction — Misc.	0.4
Beverages — Non-alcoholic	0.4
Electric Products — Misc.	0.4
Insurance Brokers	0.4
Transport — Services	0.4
Chemicals — Plastics	0.4
Retail — Convenience Store	0.4
Telephone — Integrated	0.3
Food — Confectionery	0.3
Metal — Aluminum	0.3
Food — Misc./Diversified	0.3
Audio/Video Products	0.3
Food — Dairy Products	0.3
Metal — Iron	0.3

Commercial Services	0.3
Airlines	0.3
Medical Products	0.3
Chemicals — Other	0.2
Computer Services	0.2
Finance — Investment Banker/Broker	0.2
Home Furnishings	0.2
Food — Meat Products	0.2
Platinum	0.2

99.4%

Country Allocation*

China	18.1%
South Korea	16.8
Taiwan	13.1
Cayman Islands	12.3
India	7.9
Brazil	7.3
Mexico	6.5
South Africa	5.7
United Kingdom	1.4
Thailand	1.3
Indonesia	1.2
Poland	1.0
Hong Kong	1.0
Malaysia	1.0
Bermuda	0.9
United States	0.8
Qatar	0.8
Czech Republic	0.4
Colombia	0.4
Greece	0.3
Hungary	0.3
United Arab Emirates	0.3
Panama	0.3
Chile	0.3

99.4%

*	Calculated as a percentage of net assets

61

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Bermuda — 0.9%
Brilliance China Automotive Holdings, Ltd.†(1)	4,556,000	$1,875,282
China Resources Gas Group, Ltd.	438,000	1,822,869
Kunlun Energy Co., Ltd.	2,604,000	2,219,454

		5,917,605

Brazil — 7.3%
Ambev SA ADR	1,388,237	4,109,182
Banco do Brasil SA	1,014,238	7,815,046
BB Seguridade Participacoes SA	596,444	3,373,434
Cia Energetica de Minas Gerais ADR	1,281,826	3,166,110
EDP - Energias do Brasil SA	620,738	2,802,924
Gerdau SA (Preference Shares)†	307,298	1,886,121
Marfrig Global Foods SA	446,488	1,468,392
Petroleo Brasileiro SA (Preference Shares)	1,771,286	11,203,429
Porto Seguro SA	526,739	2,298,675
Sao Martinho SA†	341,458	3,620,387
SLC Agricola SA	225,923	2,607,416
Vale SA ADR	104,880	1,893,084

		46,244,200

Cayman Islands — 12.3%
Alibaba Group Holding, Ltd.†	769,044	9,270,058
Bosideng International Holdings, Ltd.#	4,558,000	2,419,814
Chailease Holding Co., Ltd.	876,400	6,770,075
China Hongqiao Group, Ltd.#	2,344,000	2,882,000
China Resources Land, Ltd.	898,000	3,973,937
Li Ning Co., Ltd.	457,000	3,523,366
Longfor Group Holdings, Ltd.*	881,000	4,347,989
Meituan, Class B†*	166,000	3,911,976
NetEase, Inc.	353,700	7,384,318
Parade Technologies, Ltd.	33,000	1,695,557
SITC International Holdings Co., Ltd.	595,000	2,229,191
Tencent Holdings, Ltd.	513,600	23,671,226
Want Want China Holdings, Ltd.	2,185,000	2,173,837
Wuxi Biologics Cayman, Inc.†*	487,000	3,547,877

		77,801,221

Chile — 0.3%
Cencosud SA	1,071,532	1,717,615

China — 18.1%
Anhui Conch Cement Co., Ltd.	926,500	4,674,490
China Construction Bank Corp.	15,845,000	11,787,101
China International Capital Corp., Ltd.*	842,800	1,589,963
China Railway Group, Ltd.	4,395,000	3,028,015
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	548,400	3,612,997
China State Construction Engineering Corp., Ltd., Class A	3,429,340	2,835,426
China Vanke Co., Ltd.	1,675,400	3,672,619
China Yangtze Power Co., Ltd., Class A†	539,200	1,944,451
COSCO SHIPPING Holdings Co., Ltd.†	1,411,500	2,496,958
ENN Natural Gas Co., Ltd., Class A	909,035	2,496,754
Fangda Special Steel Technology Co., Ltd., Class A	2,393,400	2,945,525
GF Securities Co., Ltd.	3,986,200	5,258,593
Gigadevice Semiconductor Beijing, Inc., Class A	134,983	2,913,827
Guangzhou Automobile Group Co., Ltd.	3,322,000	3,141,839
Haier Smart Home Co., Ltd.	847,400	2,993,530
Hangzhou Robam Appliances Co., Ltd., Class A	627,000	2,877,859
Huayu Automotive Systems Co., Ltd., Class A	517,595	1,711,813
Industrial Bank Co., Ltd., Class A†	2,292,330	6,773,826
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	339,500	1,936,089
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	460,503	1,651,501
LONGi Green Energy Technology Co., Ltd., Class A	302,980	3,597,623
Midea Group Co., Ltd., Class A	215,600	1,751,292

Security Description	Shares	Value (Note 2)

China (continued)
PetroChina Co., Ltd.	11,676,000	$6,157,418
PICC Property & Casualty Co., Ltd.	6,180,000	5,995,207
Ping An Bank Co., Ltd., Class A†	2,778,699	5,903,437
Postal Savings Bank of China Co., Ltd.#*	8,692,000	6,434,879
Seazen Holdings Co., Ltd., Class A	331,953	1,200,135
TBEA Co., Ltd., Class A	1,048,400	3,537,133
Wanhua Chemical Group Co., Ltd.†	129,343	1,632,574
Xilinmen Furniture Co., Ltd., Class A	380,900	1,538,096
YTO Express Group Co., Ltd.	747,730	2,273,861
Zijin Mining Group Co., Ltd.	3,238,000	4,360,755

		114,725,586

Colombia — 0.4%
Ecopetrol SA ADR#	147,414	2,491,297

Czech Republic — 0.4%
CEZ AS	53,991	2,629,328

Greece — 0.3%
Hellenic Telecommunications Organization SA	115,048	2,184,549

Hong Kong — 1.0%
Lenovo Group, Ltd.	6,392,000	6,265,937

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	261,239	1,881,984

India — 7.9%
Bharat Electronics, Ltd.	2,029,982	6,132,177
GAIL India, Ltd.	2,952,255	5,595,219
HDFC Bank, Ltd. ADR	109,860	6,324,640
Hindalco Industries, Ltd.	387,836	2,134,116
Hindustan Petroleum Corp., Ltd.	682,113	1,996,106
Housing Development Finance Corp., Ltd.	209,075	6,171,812
Indian Oil Corp., Ltd.	1,358,807	2,033,383
Oil & Natural Gas Corp., Ltd.	2,815,755	5,497,594
Redington India, Ltd.	952,402	1,595,568
Tata Steel, Ltd.	257,874	3,508,175
Tech Mahindra, Ltd.	423,743	6,480,064
UPL, Ltd.	269,716	2,717,376

		50,186,230

Indonesia — 1.2%
Astra International Tbk PT	6,776,300	3,414,346
Telekomunikasi Indonesia Persero Tbk PT	13,726,900	4,065,465

		7,479,811

Malaysia — 1.0%
Kuala Lumpur Kepong Bhd	306,900	1,790,720
Petronas Chemicals Group Bhd	1,867,100	4,368,715

		6,159,435

Mexico — 6.5%
America Movil SAB de CV, Series L ADR	391,894	8,363,018
Arca Continental SAB de CV	419,860	2,833,770
Gruma SAB de CV, Class B	172,327	2,065,595
Grupo Aeroportuario del Pacifico SAB de CV, Class B	149,677	2,249,661
Grupo Aeroportuario del Sureste SAB de CV, Class B	129,798	2,838,731
Grupo Financiero Banorte SAB de CV, Class O	1,089,427	7,042,900
Grupo Mexico SAB de CV, Class B	1,202,999	5,939,657
Orbia Advance Corp SAB de CV	844,240	2,271,411
Wal-Mart de Mexico SAB de CV	2,045,412	7,564,091

		41,168,834

Panama — 0.3%
Copa Holdings SA, Class A†	24,322	1,719,565

Poland — 1.0%
Bank Polska Kasa Opieki SA	139,790	3,043,700

62

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Poland (continued)
Dino Polska SA†*	25,606	$1,795,074
Powszechny Zaklad Ubezpieczen SA	229,608	1,741,577

		6,580,351

Qatar — 0.8%
Industries Qatar QSC	514,534	2,584,181
Qatar Islamic Bank SAQ	400,249	2,545,787

		5,129,968

Russia — 0.0%
Gazprom PJSC ADR(1)	631,209	0
Magnitogorsk Iron & Steel Works PJSC†(1)(4)	2,290,683	0
Sberbank of Russia PJSC ADR†(1)(4)	1,300,000	0
Severstal PAO GDR(1)(4)	75,082	0

		0

South Africa — 5.7%
Bidvest Group, Ltd.	133,035	1,855,259
Capitec Bank Holdings, Ltd.	32,422	4,669,990
Clicks Group, Ltd.	176,054	3,407,340
FirstRand, Ltd.	1,963,459	9,078,519
Gold Fields, Ltd. ADR#	211,918	1,979,314
MTN Group, Ltd.	319,591	3,444,674
Sanlam, Ltd.	553,850	2,388,755
Shoprite Holdings, Ltd.	308,548	4,249,421
Sibanye Stillwater, Ltd. ADR#	103,141	1,339,802
Truworths International, Ltd.	514,502	1,774,441
Vodacom Group, Ltd.	225,102	2,113,332

		36,300,847

South Korea — 16.8%
BGF retail Co., Ltd.	14,748	2,180,668
Hana Financial Group, Inc.#	225,479	9,002,673
Industrial Bank of Korea	412,430	3,755,242
Kia Corp.	138,763	9,591,478
Korea Gas Corp.	57,971	2,077,299
LG Chem, Ltd.#	13,272	6,239,931
LG Innotek Co., Ltd.	7,691	2,384,086
Pan Ocean Co., Ltd.†	348,505	2,136,878
POSCO Holdings, Inc.	31,246	7,278,926
S-Oil Corp.	42,961	3,966,310
Samsung Electro-Mechanics Co., Ltd.	36,017	4,481,724
Samsung Electronics Co., Ltd.	607,730	33,095,112
Shinhan Financial Group Co., Ltd.†	241,888	8,406,037
SK Hynix, Inc.	112,893	9,813,607
SK Telecom Co., Ltd.	44,595	2,055,629

		106,465,600

Taiwan — 13.1%
ASE Technology Holding Co., Ltd.	1,212,000	4,331,109
Cathay Financial Holding Co., Ltd.	3,006,000	5,755,393
Evergreen Marine Corp Taiwan, Ltd.	580,000	2,791,520
Fubon Financial Holding Co., Ltd.	3,623,300	7,980,287
Lite-On Technology Corp.	923,000	2,004,417
Nanya Technology Corp.	1,240,000	2,837,349
Novatek Microelectronics Corp.	239,000	3,326,677
Taiwan Semiconductor Manufacturing Co., Ltd.	2,567,000	49,222,616
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,985	284,470
United Microelectronics Corp.	2,555,000	4,521,395

		83,055,233

Thailand — 1.3%
PTT Exploration & Production PCL	1,725,700	8,547,813

Security Description	Shares/ Principal Amount	Value (Note 2)

United Arab Emirates — 0.3%
Fertiglobe PLC	1,189,895	$1,722,984

United Kingdom — 1.4%
Airtel Africa PLC*	1,003,797	1,958,115
Anglo American PLC	140,007	6,854,344

		8,812,459

Total Long-Term Investment Securities
(cost $651,298,873)		625,188,452

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(2)(3) (cost $5,336,755)	5,336,755	5,336,755

TOTAL INVESTMENTS
(cost $656,635,628)(5)	99.4%	630,525,207
Other assets less liabilities	0.6	3,666,699

NET ASSETS	100.0%	$634,191,906

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $23,585,873 representing 3.7% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At May 31, 2022, the Fund had loaned securities with a total value of $21,661,204. This was secured by collateral of $5,336,755, which was received in cash and subsequently invested in short-term investments currently valued at $5,336,755 as reported in the Portfolio of Investments. Additional collateral $17,913,886 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	07/14/2022 to 09/01/2022	$6,329
United States Treasury Notes/Bonds	0.13% to 6.25%	07/15/2022 to 11/15/2051	17,907,557

(3)	The rate shown is the 7-day yield as of May 31, 2022.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities

63

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

for which secondary markets exist. As of May 31, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Magnitogorsk Iron & Steel Works PJSC	12/14/2020	6,702	$4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240

		2,290,683	1,607,263	$0	$0	0.00%

Sberbank of Russia PJSC ADR	11/12/2020	664,800	2,181,339
	11/20/2020	136,860	441,732
	12/14/2020	29,992	120,249
	12/16/2020	137,196	536,923
	11/24/2021	253,772	1,089,992
	11/24/2021	77,380	329,918

		1,300,000	4,700,153	0	0	0.00

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Severstal PAO GDR	10/30/2020	51,320	$695,307
	11/20/2020	1,583	22,889
	11/20/2020	9,113	131,514
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609

	01/20/2022	75,082	1,073,687	$0	$0	0.00%

				$0		0.00%

(5)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

QSC — Qatar Shareholding Company

SAQ — Societe Anonyme Qatar

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
19	Long	MSCI Emerging Markets Index	June 2022	$1,035,014	$1,010,135	$(24,879)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$—	$4,042,323	**	$1,875,282	$5,917,605
Russia	—	—		0	0
Other Countries	111,817,550	507,453,297	**	—	619,270,847

Short-Term Investment Securities	5,336,755	—		—	5,336,755

Total Investments at Value	$117,154,305	$511,495,620		$1,875,282	$630,525,207

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$24,879	$—		$—	$24,879

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

64

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	76.6%
Real Estate Operations & Development	12.5
Real Estate Management/Services	5.7
Registered Investment Companies	1.4
Telecom Services	1.0
Hotels/Motels	0.9
Building — Heavy Construction	0.8
Building — Residential/Commercial	0.5

99.4%

Country Allocation*

United States	53.5%
Japan	11.5
United Kingdom	6.3
Australia	4.4
Canada	3.9
Germany	3.8
Hong Kong	3.1
Singapore	2.4
Cayman Islands	2.5
France	2.2
Sweden	1.4
Spain	1.3
Switzerland	1.2
Bermuda	1.1
Netherlands	0.5
Ireland	0.3

99.4%

*	Calculated as a percentage of net assets

65

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Australia — 4.4%
BGP Holdings PLC†(1)	479,213	$0
Goodman Group	366,869	5,387,953
Ingenia Communities Group	1,738,682	5,115,477
NEXTDC, Ltd.†#	668,609	5,257,386
Scentre Group	3,221,958	6,608,536
Stockland	635,395	1,820,866

		24,190,218

Bermuda — 1.1%
Hongkong Land Holdings, Ltd.	1,025,800	4,749,888
Shangri-La Asia, Ltd.†	1,302,000	983,641

		5,733,529

Canada — 3.9%
Allied Properties Real Estate Investment Trust	98,169	3,009,839
Canadian Apartment Properties REIT	169,995	6,652,767
Chartwell Retirement Residences	465,491	4,567,137
Granite Real Estate Investment Trust	55,464	3,994,320
Summit Industrial Income REIT	186,261	2,833,270

		21,057,333

Cayman Islands — 2.5%
CIFI Holdings Group Co., Ltd.	3,295,300	1,421,554
CK Asset Holdings, Ltd.	1,299,000	8,479,050
ESR Cayman, Ltd.†*	1,170,200	3,465,202

		13,365,806

France — 2.2%
Gecina SA	60,858	7,161,624
Klepierre SA	208,166	4,753,403

		11,915,027

Germany — 3.8%
Instone Real Estate Group AG*	97,561	1,343,116
Vonovia SE	512,099	19,493,494

		20,836,610

Hong Kong — 3.1%
Fortune Real Estate Investment Trust	554,000	496,165
Link REIT	652,700	5,906,392
Sino Land Co., Ltd.	1,944,000	2,746,625
Sun Hung Kai Properties, Ltd.	340,504	4,148,206
Swire Properties, Ltd.	1,476,600	3,601,208

		16,898,596

Ireland — 0.3%
Dalata Hotel Group PLC†	346,595	1,555,881

Japan — 11.5%
Comforia Residential REIT, Inc.†	2,099	5,527,226
GLP J-REIT	4,410	5,671,730
Hulic REIT, Inc,	2,772	3,488,065
Japan Metropolitan Fund Investment Corp.	7,549	6,380,246
Kenedix Realty Investment Corp.	655	3,365,186
Kenedix Retail REIT Corp.	985	2,122,718
Mitsubishi Estate Co., Ltd.	561,600	8,307,863
Mitsubishi Estate Logistics REIT Investment Corp.	976	3,561,871
Mitsui Fudosan Co., Ltd.	511,400	11,158,834
Open House Group Co., Ltd.	65,300	2,715,800
Sumitomo Realty & Development Co., Ltd.	145,900	3,925,803
United Urban Investment Corp.#	5,773	6,441,476

		62,666,818

Netherlands — 0.5%
CTP BV*	188,978	2,661,079

Security Description	Shares	Value (Note 2)

Singapore — 2.4%
Ascendas India Trust	2,696,100	$2,240,163
Ascendas Real Estate Investment Trust	2,201,500	4,478,542
Keppel DC REIT	1,934,300	2,906,151
Lendlease Global Commercial REIT	5,943,161	3,553,612

		13,178,468

Spain — 1.3%
Cellnex Telecom SA*	91,844	4,147,250
Merlin Properties Socimi SA	264,013	2,989,463

		7,136,713

Sweden — 1.4%
Castellum AB	380,928	7,418,100

Switzerland — 1.2%
PSP Swiss Property AG	54,542	6,504,247

United Kingdom — 6.3%
Big Yellow Group PLC	347,282	5,899,092
Capital & Counties Properties PLC#	1,579,820	3,236,325
Derwent London PLC	103,718	3,889,941
LondonMetric Property PLC	1,603,891	5,174,731
Segro PLC	696,871	9,738,704
Tritax EuroBox PLC*	1,623,245	1,973,082
UNITE Group PLC	318,005	4,646,040

		34,557,915

United States — 52.1%
Agree Realty Corp.#	55,106	3,833,724
American Homes 4 Rent, Class A	134,521	4,971,896
American Tower Corp.	105,933	27,132,619
AvalonBay Communities, Inc.	56,434	11,736,015
Brixmor Property Group, Inc.	261,033	6,363,984
Camden Property Trust	21,344	3,062,651
Crown Castle International Corp.	66,558	12,622,725
CubeSmart	96,930	4,316,293
Duke Realty Corp.	92,217	4,871,824
Equinix, Inc.	19,750	13,570,027
Equity LifeStyle Properties, Inc.	66,985	5,070,764
Equity Residential	74,761	5,743,888
Essential Properties Realty Trust, Inc.	117,960	2,698,925
Gaming and Leisure Properties, Inc.	63,256	2,961,646
Healthcare Realty Trust, Inc.	180,179	5,237,803
Healthpeak Properties, Inc.	87,973	2,611,918
Hilton Worldwide Holdings, Inc.	14,003	1,972,463
Invitation Homes, Inc.	350,725	13,229,347
Kimco Realty Corp.	359,089	8,492,455
Lamar Advertising Co., Class A	27,758	2,718,896
Life Storage, Inc.	62,650	7,315,014
NETSTREIT Corp.#	28,203	593,109
Outfront Media, Inc.	109,649	2,262,059
Prologis, Inc.	166,937	21,281,129
Realty Income Corp.	116,153	7,923,958
Rexford Industrial Realty, Inc.	156,447	9,992,270
Ryman Hospitality Properties, Inc.†	24,679	2,203,588
SBA Communications Corp.	59,196	19,925,966
Simon Property Group, Inc.	43,632	5,002,409
SITE Centers Corp.	111,716	1,756,175
Sun Communities, Inc.	57,315	9,407,111
UDR, Inc.	239,179	11,432,756
Urban Edge Properties	63,181	1,190,962
Ventas, Inc.	167,808	9,521,426
VICI Properties, Inc.	352,213	10,865,771
Welltower, Inc.	140,543	12,520,976

66

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Weyerhaeuser Co.	198,043	$7,826,621

		284,241,163

Total Long-Term Investment Securities
(cost $548,722,775)		533,917,503

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.49%(2)	5,790,819	5,790,819
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(2)(3)	2,034,131	2,034,131

Total Short-Term Investment Securities
(cost $7,824,950)		7,824,950

TOTAL INVESTMENTS —
(cost $556,547,725)(4)	99.4%	541,742,453
Other assets less liabilities	0.6	3,389,585

NET ASSETS	100.0%	$545,132,038

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $13,589,729 representing 2.5% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2022.
(3)

At May 31, 2022, the Fund had loaned securities with a total value of $13,981,683. This was secured by collateral of $2,034,131, which was received in cash and subsequently invested in short-term investments currently valued at $2,034,131 as reported in the Portfolio of Investments. Additional collateral of $11,637,222 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 11/03/2022	$213,780
United States Treasury Notes/Bonds	0.13% to 6.25%	06/30/2022 to 02/15/2052	11,423,442

(4)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$—	$24,190,218	**	$0	$24,190,218
Other Countries	305,298,495	204,428,790	**	—	509,727,285
Short-Term Investment Securities	7,824,950	—		—	7,824,950

Total Investments at Value	$313,123,445	$228,619,008		$0	$541,742,453

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

67

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Sovereign	5.8%
Registered Investment Companies	5.6
Diversified Financial Services	4.3
Medical — Drugs	4.1
Investment Companies	3.5
Electronic Components — Semiconductors	3.2
Applications Software	3.1
Computers	2.9
Banks — Commercial	2.9
Oil Companies — Integrated	2.6
Web Portals/ISP	2.4
United States Treasury Notes	2.2
Real Estate Investment Trusts	2.2
Oil Companies — Exploration & Production	1.8
Federal Home Loan Mtg. Corp.	1.8
Auto — Cars/Light Trucks	1.5
E-Commerce/Products	1.4
Diversified Banking Institutions	1.3
Electric — Integrated	1.2
Telephone — Integrated	1.1
Computer Services	1.1
Telecom Services	1.1
Cellular Telecom	1.1
Aerospace/Defense	1.0
Private Equity	0.9
Medical — Biomedical/Gene	0.9
Electric — Generation	0.9
Retail — Building Products	0.8
Wireless Equipment	0.8
Semiconductor Components — Integrated Circuits	0.8
Medical — Hospitals	0.8
Steel — Producers	0.7
Agricultural Operations	0.7
Airlines	0.7
Chemicals — Diversified	0.7
Food — Retail	0.6
Insurance — Life/Health	0.6
Internet Content — Entertainment	0.6
Beverages — Non — alcoholic	0.6
Electronic Components — Misc.	0.6
Finance — Commercial	0.6
Investment Management/Advisor Services	0.6
Insurance — Property/Casualty	0.6
Data Processing/Management	0.5
Cosmetics & Toiletries	0.5
Medical — HMO	0.5
Retail — Restaurants	0.5
Metal — Copper	0.5
Computer Aided Design	0.5
Commercial Services — Finance	0.5
Transport — Marine	0.5
Containers — Paper/Plastic	0.5
Insurance — Multi — line	0.5
Gas — Distribution	0.5
Enterprise Software/Service	0.5
Real Estate Operations & Development	0.5
Diversified Manufacturing Operations	0.5
Diagnostic Kits	0.4
Computer Data Security	0.4
Transport — Rail	0.4
Transport — Truck	0.4
Finance — Investment Banker/Broker	0.4
Diagnostic Equipment	0.4
Electronic Measurement Instruments	0.4
Gambling (Non — Hotel)	0.4
Telecommunication Equipment	0.4
Oil Refining & Marketing	0.4
Retail — Apparel/Shoe	0.4
Tobacco	0.4
Auto/Truck Parts & Equipment — Original	0.4

Agricultural Chemicals	0.3
Retail — Discount	0.3
Retail — Auto Parts	0.3
Cable/Satellite TV	0.3
E-Commerce/Services	0.3
Internet Content — Information/News	0.3
Broadcast Services/Program	0.3
Finance — Credit Card	0.3
Human Resources	0.3
Building — Residential/Commercial	0.3
Real Estate Management/Services	0.3
Medical Products	0.3
Metal — Diversified	0.2
Import/Export	0.2
Food — Confectionery	0.2
Instruments — Controls	0.2
Soap & Cleaning Preparation	0.2
Transport — Services	0.2
Food — Meat Products	0.2
Entertainment Software	0.2
Networking Products	0.2
Machinery — Farming	0.2
Aerospace/Defense — Equipment	0.2
Electric — Distribution	0.2
Therapeutics	0.2
Venture Capital	0.2
Pipelines	0.2
Apparel Manufacturers	0.2
Retail — Jewelry	0.2
Finance — Other Services	0.2
Insurance Brokers	0.2
Casino Hotels	0.2
Oil — Field Services	0.2
Finance — Consumer Loans	0.2
Machinery — Construction & Mining	0.2
Commercial Services	0.2
Medical Labs & Testing Services	0.2
Power Converter/Supply Equipment	0.2
Building Products — Cement	0.2
Electronic Connectors	0.2
Advertising Agencies	0.2
Semiconductor Equipment	0.2
Water	0.2
Toys	0.1
Metal — Iron	0.1
Consulting Services	0.1
Multimedia	0.1
Decision Support Software	0.1
Insurance — Reinsurance	0.1
Brewery	0.1
Food — Misc./Diversified	0.1
Medical — Wholesale Drug Distribution	0.1
Circuit Boards	0.1
Diversified Operations	0.1
Building Products — Wood	0.1
Drug Delivery Systems	0.1
Building & Construction — Misc.	0.1
Paper & Related Products	0.1
Appliances	0.1
Pharmacy Services	0.1
Petrochemicals	0.1
Chemicals — Specialty	0.1
Building & Construction Products — Misc.	0.1
Electric Products — Misc.	0.1
Electric — Transmission	0.1
Forestry	0.1
Electronic Parts Distribution	0.1
Retail — Perfume & Cosmetics	0.1
Machinery — Pumps	0.1

68

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited) — (continued)

Industry Allocation* (continued)

Tools — Hand Held	0.1%
Building — Maintenance & Services	0.1
Shipbuilding	0.1
Non — Hazardous Waste Disposal	0.1
Office Automation & Equipment	0.1
Banks — Fiduciary	0.1
Machinery — Electrical	0.1
Finance — Auto Loans	0.1
Airport Development/Maintenance	0.1
Auto — Heavy Duty Trucks	0.1
Computer Software	0.1
Finance — Leasing Companies	0.1
Retail — Hypermarkets	0.1
Independent Power Producers	0.1
Machinery — General Industrial	0.1
Rubber — Tires	0.1
MRI/Medical Diagnostic Imaging	0.1
Electronic Forms	0.1
Coal	0.1
Banks — Super Regional	0.1
Building Products — Doors & Windows	0.1
Respiratory Products	0.1
Industrial Automated/Robotic	0.1
Public Thoroughfares	0.1
Bicycle Manufacturing	0.1
Building — Heavy Construction	0.1
Distribution/Wholesale	0.1
Internet Security	0.1
Consumer Products — Misc.	0.1
Building Products — Air & Heating	0.1
Motorcycle/Motor Scooter	0.1
Web Hosting/Design	0.1
Water Treatment Systems	0.1
Medical Instruments	0.1
Audio/Video Products	0.1

100.8%

Country Allocation*

United States	56.4%
United Kingdom	7.8
Japan	4.6
France	2.7
Cayman Islands	2.7
Bermuda	2.7
Canada	2.6
Netherlands	1.8
Australia	1.7
Switzerland	1.3
Taiwan	1.3
Hong Kong	1.2
Brazil	1.1
Mexico	1.0
Germany	1.0
Denmark	0.9
South Korea	0.9
China	0.8
India	0.8
Luxembourg	0.7
Panama	0.6
Italy	0.6
Israel	0.5
South Africa	0.6
Ireland	0.5
Sweden	0.4
Saudi Arabia	0.4
Spain	0.4
SupraNational	0.4

United Arab Emirates	0.3
Norway	0.3
Finland	0.2
Thailand	0.2
Singapore	0.2
Malaysia	0.2
Belgium	0.2
Indonesia	0.1
Chile	0.1
Portugal	0.1
Philippines	0.1
Poland	0.1
New Zealand	0.1
Jersey	0.1
Qatar	0.1

100.8%

*	Calculated as a percentage of net assets

69

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 60.4%
Australia — 0.9%
BlueScope Steel, Ltd.	10,169	$131,656
Dexus	22,410	168,327
Fortescue Metals Group, Ltd.#	41,358	593,149
Goodman Group	9,687	142,266
Lottery Corp, Ltd.†#	37,693	128,219
Macquarie Group, Ltd.	1,088	144,695
Mirvac Group	84,495	136,819
Sonic Healthcare, Ltd.	5,531	145,396
South32, Ltd.	100,358	357,592
Tabcorp Holdings, Ltd.#	37,693	25,104
Transurban Group	13,696	140,967
Woodside Energy Group, Ltd.	6,397	136,060

		2,250,250

Belgium — 0.2%
Groupe Bruxelles Lambert SA	1,564	144,562
KBC Group NV	2,060	128,641
UCB SA	1,270	112,088

		385,291

Bermuda — 0.3%
Arch Capital Group, Ltd.†	3,078	146,082
Brilliance China Automotive Holdings, Ltd.†(1)	36,000	14,818
Bunge, Ltd.	1,218	144,114
Everest Re Group, Ltd.	509	143,792
Jardine Matheson Holdings, Ltd.	2,800	162,123

		610,929

Brazil — 0.3%
AMBEV SA	50,100	149,587
Itau Unibanco Holding SA (Preference Shares)	29,900	164,582
Itausa SA (Preference Shares)	110,690	223,357
Vale SA	8,600	156,002

		693,528

Canada — 1.6%
Bank of Montreal	1,300	141,414
Bank of Nova Scotia	2,200	149,200
Canadian National Railway Co.	1,200	136,446
Canadian Natural Resources, Ltd.	2,400	158,836
CGI, Inc.†	1,700	145,250
Constellation Software, Inc.	100	157,390
Dollarama, Inc.	2,800	162,397
Fairfax Financial Holdings, Ltd.	300	166,495
Gildan Activewear, Inc.#	4,100	129,141
Great-West Lifeco, Inc.	5,200	142,698
Imperial Oil, Ltd.#	4,400	241,003
Loblaw Cos., Ltd.	3,900	359,798
Manulife Financial Corp.#	7,300	135,225
Metro, Inc.	2,700	149,126
National Bank of Canada	2,000	153,504
Nutrien, Ltd.	2,100	205,227
Royal Bank of Canada	1,400	146,293
Shaw Communications, Inc., Class B	4,900	138,843
Suncor Energy, Inc.	6,300	253,474
Thomson Reuters Corp.	1,400	138,567
Toronto-Dominion Bank	2,000	152,840
West Fraser Timber Co., Ltd.	2,100	193,754

		3,756,921

Cayman Islands — 0.8%
Alibaba Group Holding, Ltd.†	11,400	137,416
CK Asset Holdings, Ltd.	21,000	137,075
Li Ning Co., Ltd.	52,000	400,908
Longfor Group Holdings, Ltd.*	28,000	138,188
NetEase, Inc.	16,900	352,827

Security Description	Shares	Value (Note 2)

Cayman Islands (continued)
Pinduoduo, Inc. ADR†	10,100	$508,535
Silergy Corp.	1,000	103,299
Wuxi Biologics Cayman, Inc.†*	18,500	134,776

		1,913,024

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,908	203,801

China — 0.8%
Agricultural Bank of China, Ltd.	377,000	143,236
Bank of China, Ltd.	379,000	151,778
BYD Co., Ltd.	5,500	193,819
China Construction Bank Corp.	200,000	148,780
China Longyuan Power Group Corp. Ltd.	71,000	151,540
China Shenhua Energy Co., Ltd.	43,500	144,578
Contemporary Amperex Technology Co., Ltd., Class A	3,200	195,672
Haier Smart Home Co., Ltd.	37,200	131,413
Industrial & Commercial Bank of China, Ltd.	238,000	142,799
Kweichow Moutai Co., Ltd., Class A	500	134,734
Nongfu Spring Co., Ltd.#*	27,200	150,785
PICC Property & Casualty Co., Ltd.	146,000	141,634
Zijin Mining Group Co., Ltd.	100,000	134,674

		1,965,442

Cyprus — 0.0%
TCS Group Holding PLC GDR†(1)(2)	1,847	0

Denmark — 0.9%
AP Moller — Maersk A/S, Series A	71	204,523
AP Moller — Maersk A/S, Series B	81	235,602
Coloplast A/S, Class B	1,121	133,194
Novo Nordisk A/S, Class B	13,260	1,468,143
Pandora A/S	1,619	131,100

		2,172,562

Finland — 0.2%
Fortum Oyj	8,626	159,703
Nokia Oyj	27,142	136,600
Sampo Oyj, Class A	2,887	130,653
Stora Enso Oyj, Class R	7,222	140,006

		566,962

France — 2.2%
BNP Paribas SA	2,628	150,312
Capgemini SE	695	134,989
Carrefour SA	14,030	286,786
Cie Generale des Etablissements Michelin SCA	1,130	147,424
Eiffage SA	1,434	142,097
Euroapi SA†	57	829
Hermes International	121	144,559
L’Oreal SA	2,666	942,473
Orange SA	11,773	147,273
Sanofi	1,327	141,708
Schneider Electric SE	1,030	143,081
TotalEnergies SE	40,796	2,412,013
Vinci SA	1,454	140,288
Vivendi SE	12,140	144,818

		5,078,650

Germany — 1.0%
Allianz SE	681	142,639
Bayerische Motoren Werke AG	1,720	148,944
Beiersdorf AG	1,442	149,389
E.ON SE	13,729	139,780
Hannover Rueck SE	921	140,718
HeidelbergCement AG	2,442	141,813

70

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Henkel AG & Co. KGaA	2,267	$152,695
Infineon Technologies AG	4,918	152,803
LEG Immobilien SE	1,402	144,221
Mercedes-Benz Group AG	9,808	697,224
RWE AG	4,012	176,773
Zalando SE†*	3,543	143,886

		2,330,885

Hong Kong — 0.5%
BOC Hong Kong Holdings, Ltd.	37,000	141,617
CLP Holdings, Ltd.	14,500	144,615
CSPC Pharmaceutical Group, Ltd.	212,000	225,112
Lenovo Group, Ltd.#	166,000	162,726
Power Assets Holdings, Ltd.	32,500	212,311
Sun Hung Kai Properties, Ltd.	12,000	146,191
Techtronic Industries Co., Ltd.	10,500	136,194

		1,168,766

India — 0.8%
Infosys, Ltd.	43,754	852,422
Sun Pharmaceutical Industries, Ltd.	13,634	151,962
Tata Consultancy Services, Ltd.	17,193	745,981
Titan Co., Ltd.	4,696	138,713

		1,889,078

Indonesia — 0.1%
Bank Central Asia Tbk PT	275,500	146,355
Telekomunikasi Indonesia Persero Tbk PT	487,800	144,471

		290,826

Ireland — 0.5%
Accenture PLC, Class A	1,700	507,382
Aon PLC, Class A	500	137,835
CRH PLC	3,515	145,451
DCC PLC	1,932	136,716
Pentair PLC	2,700	135,459
Smurfit Kappa Group PLC	3,324	134,524

		1,197,367

Israel — 0.3%
Bank Hapoalim BM	16,605	154,009
Bank Leumi Le-Israel BM	15,714	156,505
Check Point Software Technologies, Ltd.†	1,376	172,110
ICL Group, Ltd.	14,021	155,985
Israel Discount Bank, Ltd., Class A	25,336	143,822

		782,431

Italy — 0.2%
Assicurazioni Generali SpA#	7,654	139,394
Eni SpA#	9,970	151,029
Intesa Sanpaolo SpA	68,804	150,268

		440,691

Japan — 3.9%
AGC, Inc.	3,800	142,814
Ajinomoto Co., Inc.	5,600	135,997
Asahi Group Holdings, Ltd.	3,800	127,740
Astellas Pharma, Inc.	9,400	150,392
Canon, Inc.	6,200	155,801
Dai-ichi Life Holdings, Inc.	7,600	155,629
Daito Trust Construction Co., Ltd.	1,600	141,195
Daiwa House Industry Co., Ltd.	5,900	141,902
Daiwa Securities Group, Inc.	29,100	141,184
Hamamatsu Photonics KK	3,200	149,226
Hitachi, Ltd.	2,900	151,617
Inpex Corp.	21,800	279,603

Security Description	Shares	Value (Note 2)

Japan (continued)
Japan Post Holdings Co., Ltd.	20,400	$152,268
Japan Tobacco, Inc.	8,300	150,682
Kansai Electric Power Co., Inc.	16,000	155,878
KDDI Corp.	5,600	194,949
Kyocera Corp.	2,700	151,893
Marubeni Corp.	33,900	355,345
Mitsubishi Corp.	5,100	175,094
Mitsubishi UFJ Financial Group, Inc.	102,300	578,936
Mitsui & Co., Ltd.	21,500	538,698
Mizuho Financial Group, Inc.	11,800	139,383
Murata Manufacturing Co., Ltd.	2,300	148,195
Nintendo Co., Ltd.	1,900	845,681
Nippon Telegraph & Telephone Corp.	26,600	808,539
Nissan Chemical Corp.	2,700	151,931
Nitto Denko Corp.	2,400	173,607
NTT Data Corp.	14,600	228,493
ORIX Corp.	7,900	149,995
Otsuka Holdings Co., Ltd.	4,200	139,655
Renesas Electronics Corp.†	13,500	158,486
Resona Holdings, Inc.	33,900	126,231
Secom Co., Ltd.	2,000	131,791
Sekisui House, Ltd.	8,300	147,512
Shimadzu Corp.	4,300	157,483
Shimano, Inc.	800	140,866
Sompo Holdings, Inc.	3,500	158,649
Sumitomo Chemical Co., Ltd.	33,200	136,531
Sumitomo Corp.	9,000	128,977
Sumitomo Mitsui Financial Group, Inc.	4,800	146,859
Tokio Marine Holdings, Inc.	2,700	156,220
Tokyo Electron, Ltd.	300	137,385
Tokyo Gas Co., Ltd.	9,000	175,482
Toshiba Corp.	3,400	152,460
Yamaha Motor Co., Ltd.	6,800	137,524

		9,304,778

Jersey — 0.1%
Aptiv PLC†	1,322	140,449

Luxembourg — 0.2%
ArcelorMittal SA	14,367	462,763

Malaysia — 0.2%
CIMB Group Holdings Bhd	119,100	139,996
Malayan Banking Bhd	71,500	148,543
Public Bank Bhd	134,600	145,452

		433,991

Mexico — 0.2%
Fomento Economico Mexicano SAB de CV	19,800	148,144
Grupo Financiero Banorte SAB de CV, Class O	22,100	142,872
Grupo Mexico SAB de CV, Class B	29,000	143,184
Wal-Mart de Mexico SAB de CV	40,400	149,402

		583,602

Netherlands — 1.0%
Aegon NV#	27,351	146,219
ASML Holding NV	249	143,586
CNH Industrial NV	12,009	179,036
Heineken Holding NV	1,834	145,563
ING Groep NV	14,568	164,838
Koninklijke Ahold Delhaize NV	5,855	161,659
LyondellBasell Industries NV, Class A	1,283	146,583
NN Group NV	2,859	142,338
QIAGEN NV†	3,099	142,587
Randstad NV#	2,862	161,726

71

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Netherlands (continued)
Stellantis NV	47,546	$712,632
STMicroelectronics NV	3,860	154,460

		2,401,227

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	10,426	142,265

Norway — 0.3%
Equinor ASA	18,037	682,847

Philippines — 0.1%
SM Prime Holdings, Inc.	213,400	150,193

Poland — 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA†	19,396	144,433

Portugal — 0.1%
EDP — Energias de Portugal SA	30,680	153,963

Qatar — 0.1%
Masraf Al Rayan QSC	96,123	124,027

Russia — 0.0%
MMC Norilsk Nickel PJSC†(1)(2)	563	0

Saudi Arabia — 0.4%
Al Rajhi Bank	5,685	149,818
Alinma Bank	15,425	158,221
Banque Saudi Fransi	10,668	152,949
Riyad Bank	15,426	157,687
Sahara International Petrochemical Co.	15,383	219,746
Saudi Arabian Oil Co.*	13,073	146,030

		984,451

Singapore — 0.2%
Ascendas Real Estate Investment Trust	68,700	139,757
DBS Group Holdings, Ltd.	7,500	168,988
United Overseas Bank, Ltd.	6,700	143,921

		452,666

South Africa — 0.6%
Capitec Bank Holdings, Ltd.	1,113	160,314
FirstRand, Ltd.	33,432	154,581
MTN Group, Ltd.	25,096	270,494
Naspers, Ltd., Class N	1,413	154,867
Sasol, Ltd.†	5,845	153,407
Shoprite Holdings, Ltd.	10,051	138,425
Sibanye Stillwater, Ltd.	40,366	130,852
Standard Bank Group, Ltd.	13,658	156,039

		1,318,979

South Korea — 0.9%
Hana Financial Group, Inc.	7,186	286,915
HMM Co., Ltd.	6,226	162,640
KB Financial Group, Inc.	9,288	454,167
Kia Corp.	6,228	430,487
LG Electronics, Inc.	1,599	135,269
Samsung Electronics Co., Ltd.	2,669	145,346
Shinhan Financial Group Co., Ltd.†	10,467	363,747
SK Hynix, Inc.	1,643	142,823

		2,121,394

Spain — 0.4%
Aena SME SA†*	990	151,326
Banco Bilbao Vizcaya Argentaria SA	27,553	150,875
Endesa SA	7,432	164,664
Ferrovial SA	5,552	143,331
Red Electrica Corp. SA	9,953	206,223
Repsol SA	9,552	152,711

		969,130

Security Description	Shares	Value (Note 2)

Sweden — 0.4%
Boliden AB	3,392	$142,732
Boliden AB (Redemption Shares)†	3,392	5,377
Epiroc AB, Class A	8,113	157,401
Investor AB, Class A	7,510	156,920
Investor AB, Class B	14,368	269,820
Sandvik AB	7,571	155,564
Telefonaktiebolaget LM Ericsson, Class B	17,320	140,617

		1,028,431

Switzerland — 1.3%
ABB, Ltd.	4,801	148,531
Adecco Group AG	3,662	143,068
Cie Financiere Richemont SA	1,248	138,970
EMS-Chemie Holding AG	163	139,609
Nestle SA	1,116	136,558
Partners Group Holding AG	164	176,412
Roche Holding AG (BR)	742	289,894
Roche Holding AG (NES)	1,265	430,621
SGS SA	57	141,869
Sonova Holding AG	397	140,998
Straumann Holding AG	1,224	156,514
Swiss Life Holding AG	254	143,976
Swisscom AG	261	154,327
TE Connectivity, Ltd.	1,120	144,917
UBS Group AG	26,193	493,249
Zurich Insurance Group AG	328	150,229

		3,129,742

Taiwan — 1.3%
Cathay Financial Holding Co., Ltd.	174,000	333,146
China Development Financial Holding Corp.	237,000	131,734
Chunghwa Telecom Co., Ltd.	41,000	178,141
CTBC Financial Holding Co., Ltd.	189,000	176,037
E.Sun Financial Holding Co., Ltd.	143,000	150,225
Evergreen Marine Corp Taiwan, Ltd.	59,000	283,965
First Financial Holding Co., Ltd.	190,000	178,605
Fubon Financial Holding Co., Ltd.	56,900	125,322
Hua Nan Financial Holdings Co., Ltd.	179,000	146,292
MediaTek, Inc.	5,000	154,905
Mega Financial Holding Co., Ltd.†	109,000	145,154
Nan Ya Plastics Corp.	49,000	143,727
Novatek Microelectronics Corp.	13,000	180,949
Taishin Financial Holding Co., Ltd.	234,000	144,205
Taiwan Cooperative Financial Holding Co., Ltd.	185,000	178,874
Unimicron Technology Corp.	28,000	206,294
Yang Ming Marine Transport Corp.†	41,000	174,827

		3,032,402

Thailand — 0.2%
Advanced Info Service PCL	27,800	176,289
Bangkok Dusit Medical Services PCL	209,600	157,721
Siam Cement Group PCL	13,300	144,469

		478,479

United Arab Emirates — 0.3%
Emaar Properties PJSC	103,414	160,645
First Abu Dhabi Bank PJSC	102,142	597,365

		758,010

United Kingdom — 2.1%
3i Group PLC	23,228	372,278
Anglo American PLC	9,660	472,926
Auto Trader Group PLC*	18,260	135,808
BAE Systems PLC	15,756	150,107
BP PLC	27,471	148,900
British American Tobacco PLC	3,401	150,095

72

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
BT Group PLC	62,084	$146,569
Burberry Group PLC	7,155	154,681
Coca-Cola Europacific Partners PLC	2,856	151,739
Diageo PLC	2,848	132,253
GlaxoSmithKline PLC	7,246	158,283
HSBC Holdings PLC	22,192	148,712
National Grid PLC	10,078	149,167
Next PLC	1,851	151,626
Rio Tinto PLC	9,942	720,959
Segro PLC	31,458	439,622
Severn Trent PLC#	3,700	135,975
Shell PLC	5,135	152,083
SSE PLC	18,664	417,070
Tesco PLC#	41,128	134,303
United Utilities Group PLC	10,111	134,868
Vodafone Group PLC#	92,027	151,560

		4,909,584

United States — 34.2%
3M Co.	990	147,797
A.O. Smith Corp.	2,407	144,709
AbbVie, Inc.	5,635	830,430
Adobe, Inc.†	349	145,352
Advanced Micro Devices, Inc.†	2,020	205,757
Ally Financial, Inc.	3,441	151,542
Alphabet, Inc., Class A†	1,896	4,313,855
Alphabet, Inc., Class C†	650	1,482,507
Altria Group, Inc.	6,119	330,977
Amazon.com, Inc.†	163	391,883
Ameren Corp.	1,626	154,779
American Financial Group, Inc.	1,646	232,580
Ameriprise Financial, Inc.	538	148,633
Amphenol Corp., Class A	1,977	140,090
Anthem, Inc.	306	155,941
Apollo Global Management, Inc.	2,750	158,510
Apple, Inc.	26,704	3,974,623
Archer-Daniels-Midland Co.	11,768	1,068,770
Arista Networks, Inc.†	1,248	127,645
Arrow Electronics, Inc.†	1,515	182,785
AutoZone, Inc.†	236	486,077
AvalonBay Communities, Inc.	673	139,957
Baker Hughes Co.	4,516	162,486
Bank of New York Mellon Corp.	3,300	153,813
Becton Dickinson & Co.	1,151	294,426
Berkshire Hathaway, Inc., Class B†	627	198,119
Blackstone, Inc.	14,269	1,680,746
BorgWarner, Inc.	3,734	150,555
Brown & Brown, Inc.	4,133	245,376
Cadence Design Systems, Inc.†	6,390	982,335
CBRE Group, Inc., Class A†	1,702	140,994
CF Industries Holdings, Inc.	4,820	476,071
Chevron Corp.	893	155,971
Church & Dwight Co., Inc.	5,264	474,076
Cintas Corp.	391	155,747
Cisco Systems, Inc.	2,850	128,393
CMS Energy Corp.	2,221	157,780
Coca-Cola Co.	11,254	713,279
Cognizant Technology Solutions Corp., Class A	1,925	143,798
Colgate-Palmolive Co.	2,092	164,871
ConocoPhillips	2,121	238,316
Consolidated Edison, Inc.	1,625	161,298
Costco Wholesale Corp.	1,064	496,058
CVS Health Corp.	2,500	241,875
Danaher Corp.	572	150,905
Dell Technologies, Inc., Class C	2,973	148,472

Security Description	Shares	Value (Note 2)

United States (continued)
Devon Energy Corp.	13,597	$1,018,415
Discover Financial Services	2,215	251,380
Dominion Energy, Inc.	1,751	147,469
Domino’s Pizza, Inc.	836	303,610
Dover Corp.	1,224	163,906
Dropbox, Inc., Class A†	7,227	150,611
DTE Energy Co.	1,147	152,218
Duke Realty Corp.	2,703	142,799
eBay, Inc.	13,610	662,399
Edwards Lifesciences Corp.†	1,343	135,442
Emerson Electric Co.	2,391	211,986
EOG Resources, Inc.	13,216	1,810,063
Exelon Corp.	8,169	401,506
Expedia Group, Inc.†	3,951	510,983
Expeditors International of Washington, Inc.	1,386	150,852
Extra Space Storage, Inc.	893	159,133
Exxon Mobil Corp.	2,441	234,336
FactSet Research Systems, Inc.	889	339,402
Fair Isaac Corp.†	644	263,750
Fidelity National Financial, Inc.	3,478	147,119
Fortinet, Inc.†	3,206	943,013
Fox Corp., Class A	3,926	139,412
Gartner, Inc.†	1,875	492,000
General Dynamics Corp.	637	143,268
General Mills, Inc.	2,043	142,704
Genuine Parts Co.	1,192	162,982
Gilead Sciences, Inc.	2,358	152,916
Halliburton Co.	3,880	157,140
HCA Healthcare, Inc.	658	138,443
Hershey Co.	3,485	737,809
Hewlett Packard Enterprise Co.	9,292	144,955
Hologic, Inc.†	5,782	435,211
Home Depot, Inc.	496	150,164
HP, Inc.	26,010	1,010,228
Huntington Ingalls Industries, Inc.	744	156,582
IDEXX Laboratories, Inc.†	1,956	766,009
Illinois Tool Works, Inc.	699	145,441
Interpublic Group of Cos., Inc.	4,556	146,840
Intuit, Inc.	330	136,772
Iron Mountain, Inc.	3,313	178,571
Jack Henry & Associates, Inc.	1,705	320,745
JB Hunt Transport Services, Inc.	991	171,027
Johnson & Johnson	798	143,265
Juniper Networks, Inc.	4,744	145,546
KeyCorp	7,218	144,071
Keysight Technologies, Inc.†	995	144,872
Kimberly-Clark Corp.	1,036	137,809
KKR & Co., Inc.	2,621	143,657
Knight-Swift Transportation Holdings, Inc.	2,884	140,278
Kroger Co.	13,766	729,185
Lear Corp.	1,059	149,277
Lennox International, Inc.	659	137,665
Lincoln National Corp.	2,280	132,080
Lockheed Martin Corp.	2,084	917,189
Lowe’s Cos., Inc.	9,231	1,802,814
Lucid Group, Inc.†#	7,259	146,487
Lululemon Athletica, Inc.†	445	130,247
Masco Corp.	5,222	296,035
Mastercard, Inc., Class A	423	151,379
McDonald’s Corp.	2,977	750,829
McKesson Corp.	1,067	350,712
Merck & Co., Inc.	1,633	150,285
MetLife, Inc.	2,139	144,147
Mettler-Toledo International, Inc.†	514	661,066
Micron Technology, Inc.	25,008	1,846,591

73

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Microsoft Corp.	25,368	$6,896,798
Mid-America Apartment Communities, Inc.	801	144,981
Moderna, Inc.†	2,250	326,992
Molina Healthcare, Inc.†	642	186,321
Moody’s Corp.	707	213,210
Mosaic Co.	7,900	494,935
Motorola Solutions, Inc.	661	145,248
MSCI, Inc.	1,066	471,545
NiSource, Inc.	4,913	154,514
Norfolk Southern Corp.	556	133,251
NortonLifeLock, Inc.	5,684	138,349
Nucor Corp.	6,792	899,668
NVIDIA Corp.	726	135,559
O’Reilly Automotive, Inc.†	250	159,293
Old Dominion Freight Line, Inc.	2,253	581,815
Omnicom Group, Inc.	1,819	135,716
ON Semiconductor Corp.†	5,808	352,429
Oracle Corp.	1,941	139,597
Otis Worldwide Corp.	1,982	147,461
Owens Corning	2,232	213,335
PACCAR, Inc.	1,742	151,275
Packaging Corp. of America	974	153,191
Paychex, Inc.	7,475	925,629
PepsiCo, Inc.	976	163,724
PerkinElmer, Inc.	931	139,343
Pfizer, Inc.	70,781	3,754,224
Philip Morris International, Inc.	1,759	186,894
Pool Corp.	350	139,517
Procter & Gamble Co.	1,084	160,302
Prologis, Inc.	991	126,333
Public Storage	3,837	1,268,666
PulteGroup, Inc.	4,269	193,215
QUALCOMM, Inc.	11,058	1,583,727
Quest Diagnostics, Inc.	1,116	157,378
Raymond James Financial, Inc.	1,418	139,659
Regeneron Pharmaceuticals, Inc.†	2,379	1,581,416
Republic Services, Inc.	1,168	156,325
Robert Half International, Inc.	2,575	232,136
Rockwell Automation, Inc.	666	141,991
Rollins, Inc.	4,468	158,435
Roper Technologies, Inc.	837	370,322
Sealed Air Corp.	2,170	134,931
SEI Investments Co.	2,509	146,601
Signature Bank	1,349	291,748
Snap-on, Inc.	722	160,197
SS&C Technologies Holdings, Inc.	2,166	138,602
Steel Dynamics, Inc.	4,604	393,090
Synchrony Financial	4,160	154,086
Synopsys, Inc.†	487	155,450
Target Corp.	3,044	492,763
Texas Instruments, Inc.	14,247	2,518,300
Textron, Inc.	2,070	135,150
Thermo Fisher Scientific, Inc.	263	149,271
Tyson Foods, Inc., Class A	6,671	597,788
UGI Corp.	4,008	171,302
Ulta Beauty, Inc.†	393	166,278
Union Pacific Corp.	2,821	619,999
United Parcel Service, Inc., Class B	2,606	474,943
UnitedHealth Group, Inc.	1,891	939,411
VeriSign, Inc.†	777	135,625
Verizon Communications, Inc.	3,016	154,691
Vertex Pharmaceuticals, Inc.†	613	164,682
Visa, Inc., Class A	700	148,519
Vistra Corp.	5,634	148,569

Security Description	Shares/ Principal Amount(8)	Value (Note 2)

United States (continued)
Waters Corp.†	1,254	$411,249
Weyerhaeuser Co.	4,074	161,004
Whirlpool Corp.	747	137,627
WR Berkley Corp.	2,352	167,298
Yum! Brands, Inc.	1,302	158,154

		80,538,103

Total Common Stocks
(cost $144,822,817)		142,143,313

ASSET BACKED SECURITIES — 2.3%
Bermuda — 2.3%
Bellemeade Re, Ltd. FRS Series 2020-2A, Class M2 7.01% (1 ML+6.00%) due 08/26/2030*(3)	$2,780,000	2,841,650
Eagle RE, Ltd. FRS Series 2021-2, Class M1B 2.63% (SOFR30A+2.05%) due 04/25/2034*(3)	2,500,000	2,442,981

Total Asset Backed Securities
(cost $5,428,291)		5,284,631

FOREIGN CORPORATE BONDS & NOTES — 10.1%
Australia — 0.8%
NBN Co., Ltd. Senior Notes 2.63% due 05/05/2031*	2,062,000	1,798,411

Bermuda — 0.1%
Geopark, Ltd. Company Guar. Notes 5.50% due 01/17/2027*	348,000	314,279

Brazil — 0.2%
B3 SA—Brasil Bolsa Balcao Senior Notes 4.13% due 09/20/2031*	288,000	250,560
Banco do Brasil SA Senior Notes 3.25% due 09/30/2026*	278,000	260,277

		510,837

Canada — 1.0%
Air Canada Senior Sec. Notes 3.88% due 08/15/2026*	383,000	356,975
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	915,000	783,652
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	450,000	448,876
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	250,000	250,093
Taseko Mines, Ltd. Senior Sec. Notes 7.00% due 02/15/2026*	465,000	445,396

		2,284,992

Cayman Islands — 1.9%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	1,528,000	1,472,240
Alibaba Group Holding, Ltd. Senior Notes 4.20% due 12/06/2047	480,000	399,074

74

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cayman Islands (continued)
Tencent Holdings, Ltd. Senior Notes 3.24% due 06/03/2050*	$200,000	$142,610
Tencent Holdings, Ltd. Senior Notes 3.68% due 04/22/2041*	400,000	324,068
Weibo Corp. Senior Notes 3.38% due 07/08/2030	1,603,000	1,327,893
XP, Inc. Company Guar. Notes 3.25% due 07/01/2026#*	797,000	724,664

		4,390,549

France — 0.5%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	1,228,000	1,231,708

Hong Kong — 0.7%
Xiaomi Best Time International, Ltd. Company Guar. Notes 3.38% due 04/29/2030*	2,085,000	1,780,465

Israel — 0.2%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	608,000	596,144

Italy — 0.4%
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	928,000	941,549

Japan — 0.7%
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*	1,745,000	1,666,770

Luxembourg — 0.5%
Amaggi Luxembourg International SARL Company Guar. Notes 5.25% due 01/28/2028	435,000	409,857
Kenbourne Invest SA Company Guar. Notes 6.88% due 11/26/2024	498,000	477,333
Rumo Luxembourg Sarl Company Guar. Notes 4.20% due 01/18/2032#*	265,000	221,275

		1,108,465

Mexico — 0.8%
Braskem Idesa SAPI Senior Sec. Notes 7.45% due 11/15/2029*	230,000	217,636
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	1,527,000	1,347,669
Total Play Telecomunicaciones SA de CV Company Guar. Notes 6.38% due 09/20/2028*	298,000	245,332

		1,810,637

Netherlands — 0.8%
Embraer Netherlands Finance BV Company Guar. Notes 6.95% due 01/17/2028*	736,000	758,375

Security Description	Principal Amount(8)		Value (Note 2)

Netherlands (continued)
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023		$470,000	$466,475
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 7.13% due 01/31/2025#		582,000	597,801

			1,822,651

Panama — 0.6%
AES Panama Generation Holdings SRL Senior Sec. Notes 4.38% due 05/31/2030		1,574,000	1,440,210

SupraNational — 0.4%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030		954,000	877,312

United Kingdom — 0.5%
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026		1,093,000	1,089,052

Total Foreign Corporate Bonds & Notes
(cost $26,279,957)			23,664,031

FOREIGN GOVERNMENT OBLIGATIONS — 5.8%
Brazil — 0.6%
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	7,390,000	1,494,251

United Kingdom — 5.2%
United Kingdom Gilt Treasury Bonds 1.25% due 07/31/2051	GBP	560,000	536,485
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	9,160,000	11,558,534

			12,095,019

Total Foreign Government Obligations
(cost $14,324,243)			13,589,270

U.S. CORPORATE BONDS & NOTES — 11.5%
United States — 11.5%
American Tower Corp. Senior Notes 1.60% due 04/15/2026		501,000	457,116
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026		430,000	437,310
Antares Holdings LP Senior Notes 2.75% due 01/15/2027*		1,547,001	1,315,672
Ares Capital Corp. Senior Notes 2.88% due 06/15/2028		1,530,000	1,295,062
Bain Capital Specialty Finance, Inc. Senior Notes 2.95% due 03/10/2026		607,000	557,325
Blackstone Private Credit Fund Senior Notes 2.63% due 12/15/2026*		438,000	380,525
Blackstone Secured Lending Fund Senior Notes 2.85% due 09/30/2028*		1,473,000	1,230,603

75

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Block Financial LLC Company Guar. Notes 3.88% due 08/15/2030	$947,000	$879,890
Blue Owl Finance LLC Company Guar. Notes 3.13% due 06/10/2031*	1,027,000	818,288
Boeing Co. Senior Notes 4.88% due 05/01/2025	467,000	471,827
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	510,000	443,411
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 2.74% due 12/31/2039	520,000	429,120
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	341,000	317,230
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	703,000	687,182
Consolidated Communications, Inc. Senior Sec. Notes 5.00% due 10/01/2028#*	389,000	340,492
Crown Castle International Corp. Senior Notes 1.05% due 07/15/2026#	1,037,000	921,557
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026	1,277,000	1,348,937
DISH DBS Corp. Senior Sec. Notes 5.75% due 12/01/2028*	812,000	664,216
DPL, Inc. Senior Notes 4.13% due 07/01/2025	212,000	206,166
Embarq Corp. Senior Notes 8.00% due 06/01/2036	345,000	290,266
Golub Capital BDC, Inc. Senior Notes 2.50% due 08/24/2026	934,000	827,092
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	835,000	759,363
Hercules Capital, Inc. Senior Notes 2.63% due 09/16/2026	484,000	433,870
Horizon Pharma USA, Inc. Company Guar. Notes 5.50% due 08/01/2027*	440,000	441,100
Jabil, Inc. Senior Notes 3.60% due 01/15/2030	1,119,000	1,024,930
Level 3 Financing, Inc. Company Guar. Notes 3.75% due 07/15/2029#*	411,000	350,444
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030#	449,000	322,855
Main Street Capital Corp. Senior Notes 3.00% due 07/14/2026	680,000	616,137
MicroStrategy, Inc. Senior Sec. Notes 6.13% due 06/15/2028#*	437,000	371,450

Security Description	Principal Amount(8)	Value (Note 2)

United States (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. Senior Sec. Notes 6.50% due 06/20/2027*	$1,197,000	$1,215,075
Nissan Motor Acceptance Co. LLC Senior Notes 2.75% due 03/09/2028*	498,000	433,700
Owl Rock Capital Corp. Senior Notes 2.63% due 01/15/2027	1,095,000	955,906
Owl Rock Technology Finance Corp. Senior Notes 4.75% due 12/15/2025*	1,444,000	1,398,889
ROBLOX Corp. Senior Notes 3.88% due 05/01/2030#*	223,000	197,890
Scientific Games International, Inc. Company Guar. Notes 8.63% due 07/01/2025*	648,000	683,235
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026#*	754,000	752,168
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	470,000	480,613
Universal Health Services, Inc. Senior Sec. Notes 1.65% due 09/01/2026*	792,000	708,432
Valero Energy Corp. Senior Notes 3.65% due 12/01/2051	879,000	692,659
Vontier Corp. Company Guar. Notes 1.80% due 04/01/2026	604,000	538,013
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	373,000	365,167

Total U.S. Corporate Bonds & Notes
(cost $30,412,600)		27,061,183

U.S. GOVERNMENT AGENCIES — 2.9%
United States — 2.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K076, Class A2 3.90% due 04/25/2028(4)	1,569,000	1,617,716
Series K082, Class A2 3.92% due 09/25/2028 VRS(4)(7)	175,000	180,610
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-DNA1, Class M2B 2.81% (1 ML+1.80%) due 07/25/2030(3)	2,595,000	2,529,972
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2018-C03, Class 1M2C 3.16% (1 ML+2.15%) due 10/25/2030(3)	2,595,000	2,539,046

Total U.S. Government Agencies
(cost $7,254,126)		6,867,344

U.S. GOVERNMENT TREASURIES — 2.2%
United States — 2.2%
United States Treasury Notes FRS 1.10% (3M UTBMM+0.04%) due 10/31/2023 (cost $5,169,274)	5,160,000	5,170,126

Total Long-Term Investment Securities
(cost $233,691,308)		223,779,898

76

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares/ Principal Amount(8)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Registered Investment Companies — 5.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%(5)	8,759,799	$8,759,799
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(5)(6)	4,329,644	4,329,644

		13,089,443

U.S. Government Agencies — 0.0%
Federal Home Loan Bank Disc. Notes 0.50% due 06/01/2022	$100,000	100,000

Total Short-Term Investment Securities
(cost $13,189,443)		13,189,443

TOTAL INVESTMENTS
(cost $246,880,751)(9)	100.8%	236,969,341
Liabilities in excess of other assets	(0.8)	(1,792,861)

NET ASSETS	100.0%	$235,176,480

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $34,082,460 representing 14.5% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

MMC Norilsk Nickel PJSC	02/03/2020	28	$9,349

	04/28/2020	457	123,804

	12/15/2020	78	25,736

		563	158,889	$0	$0	0.00%

TCS Group Holding PLC GDR	12/10/2021	1,847	160,236	0	0	0.00

				$0		0.00%

(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	The rate shown is the 7-day yield as of May 31, 2022.
(6)

At May 31, 2022, the Fund had loaned securities with a total value of $6,274,889. This was secured by collateral of $4,329,644, which was received in cash and subsequently invested in short-term investments currently valued at $4,329,644 as reported in the Portfolio of Investments. Additional collateral of $2,143,930 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/09/2022 to 08/02/2022	$30,330
United States Treasury Notes/Bonds	0.13% to 6.25%	06/30/2022 to 02/15/2051	2,113,600

(7)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)	Denominated in United States Dollars unless otherwise noted.
(9)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

BR—Bearer Shares

BRL—Brazilian Real

GBP—Sterling Pound

GDR—Global Depositary Receipt

NES—Non-voting Equity Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2022 and unless noted otherwise, the dates shown are the original maturity.

Index Legend

1 ML—1 Month USD LIBOR

SOFR30A—Secured Overnight Financing Rate 30 Day Average

3M UTBMM—US Treasury 3 Month Bill Money Market Yield

77

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
6	Long	Euro-Buxl 30 Year Bond	June 2022	$1,110,784	$1,044,779	$(66,005)
75	Long	U.S. Treasury 10 Year Notes	September 2022	9,003,683	8,958,984	(44,699)
47	Long	U.S. Treasury Ultra Bonds	September 2022	7,426,256	7,320,250	(106,006)
14	Short	S & P 500 Emini Futures	June 2022	2,859,306	2,891,875	(32,569)

						$(249,279)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
HSBC Bank USA	BRL	6,580,000	USD	1,365,429	07/18/2022	$–	$(1,586)
	GBP	10,340,000	USD	12,944,108	08/25/2022	–	(93,240)
	USD	1,793,456	JPY	230,000,000	06/22/2022	–	(5,517)
	USD	1,770,751	PLN	7,650,000	07/27/2022	7,577	–

						7,577	(100,343)

JPMorgan Chase Bank N.A.	AUD	6,500,000	USD	4,783,357	06/07/2022	118,340	–
	JPY	230,000,000	USD	1,760,503	06/22/2022	–	(27,437)
	THB	61,500,000	USD	1,802,462	07/25/2022	2,468	–
	USD	4,739,920	AUD	6,500,000	06/07/2022	–	(74,903)
	USD	1,824,601	THB	61,500,000	07/25/2022	–	(24,607)
	USD	1,769,988	CZK	41,000,000	08/19/2022	–	(6,590)
	USD	959,111	GBP	760,000	08/25/2022	–	(853)

						120,808	(134,390)

Unrealized Appreciation (Depreciation)						$128,385	$(234,733)

AUD—Australian Dollar

BRL—Brazilian Real

CZK—Czech Koruna

GBP—Pound Sterling

JPY—Japanese Yen

PLN—Polish Zloty

THB—Thailand Baht

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$433,988	$162,123	**	$14,818	$610,929
Cyprus	—	—		0	0
Russia	—	—		0	0
Other Countries	88,289,397	53,242,987	**	—	141,532,384
Asset Backed Securities	—	5,284,631		—	5,284,631
Foreign Corporate Bonds & Notes	—	23,664,031		—	23,664,031
Foreign Government Obligations	—	13,589,270		—	13,589,270
U.S. Corporate Bonds & Notes	—	27,061,183		—	27,061,183
U.S. Government Agencies	—	6,867,344		—	6,867,344
U.S. Government Treasuries	—	5,170,126		—	5,170,126
Short-Term Investment Securities:
Registered Investment Companies	13,089,443	—		—	13,089,443
U.S. Government Agencies	—	100,000		—	100,000

Total Investments at Value	$101,812,828	$135,141,695		$14,818	$236,969,341

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$128,385		$—	$128,385

78

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$249,279	$—	$—	$249,279
Forward Foreign Currency Contracts	—	234,733	—	234,733

Total Other Financial Instruments	$249,279	$234,733	$—	$484,012

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

79

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

U.S. Government Treasuries	73.6%
U.S. Government Agencies	24.5
Repurchase Agreements	2.5

100.6%

Credit Quality†#

P-1	100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity – 11.4 days

80

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.1%
U.S. Government Agencies — 24.5%
Federal Home Loan Bank 0.50% due 06/01/2022 (amortized cost $5,000,000)	$5,000,000	$5,000,000

U.S. Government Treasuries — 73.6%
United States Treasury Bills 0.48% due 06/16/2022	1,000,000	999,801
0.51% due 06/14/2022	2,000,000	1,999,634
0.51% due 06/21/2022	2,000,000	1,999,432
0.52% due 06/02/2022	2,000,000	1,999,971
0.52% due 06/09/2022	2,000,000	1,999,768
0.54% due 06/23/2022	2,000,000	1,999,337
0.55% due 06/07/2022	2,000,000	1,999,815
0.67% due 06/30/2022	2,000,000	1,998,922

Total U.S. Government Treasuries (amortized cost $14,996,680)		14,996,680

Total Short-Term Investment Securities — 98.1%
(amortized cost $19,996,680)		19,996,680

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $506,001 and collateralized by $561,200 of United States Treasury Notes, bearing interest at 1.25% due 06/30/2028 and having an approximate value of $516,161 (cost $506,000)	$506,000	$506,000

TOTAL INVESTMENTS (amortized cost $20,502,680) (1)	100.6%	20,502,680
Liabilities in excess of other assets	(0.6)	(119,307)

NET ASSETS	100.0%	$20,383,373

(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$19,996,680	$—	$19,996,680
Repurchase Agreements	—	506,000	—	506,000

Total Investments at Value	$—	$20,502,680	$—	$20,502,680

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

81

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

United States Treasury Notes	30.5%
Federal National Mtg. Assoc.	23.8
United States Treasury Bonds	12.1
Diversified Financial Services	9.1
Federal Home Loan Mtg. Corp.	9.0
Government National Mtg. Assoc.	5.0
Repurchase Agreements	4.0
Sovereign	1.6
Federal Farm Credit Bank	0.9
Electric — Distribution	0.6
Electronic Components — Semiconductors	0.5
Banks — Super Regional	0.5
Airlines	0.5
Diversified Banking Institutions	0.4
Telephone — Integrated	0.3
Tennessee Valley Authority	0.3
Multimedia	0.3
Retail — Building Products	0.2
Pipelines	0.2
Real Estate Investment Trusts	0.1
Electric — Integrated	0.1
Pharmacy Services	0.1
Medical — Biomedical/Gene	0.1
Oil Companies — Integrated	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

100.5%

Credit Quality+#

Aaa	90.7%
Aa	0.1
A	3.4
Baa	1.3
Not Rated@	4.5

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

82

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 9.1%
Diversified Financial Services — 9.1%
ACC Auto Trust Series 2021-A, Class A 1.08% due 04/15/2027*	$196,846	$194,356
ACC Trust Series 2021-1, Class A 0.74% due 11/20/2023*	61,266	61,176
AMSR Trust Series 2020-SFR3, Class A 1.36% due 09/17/2037*	568,738	525,878
AMSR Trust Series 2021-SFR2, Class A 1.53% due 08/17/2038*	1,000,000	903,922
AMSR Trust VRS Series 2021-SFR1, Class A 1.95% due 06/17/2038*(1)	300,000	263,003
BANK Series 2021-BN35, Class A5 2.29% due 06/15/2064(2)	1,250,000	1,079,325
BANK Series 2020-BN26, Class A4 2.40% due 03/15/2063(2)	500,000	444,821
BANK VRS Series 2022-BNK41, Class A4 3.92% due 04/15/2065(1)(2)	500,000	490,058
BANK VRS Series 2022-BNK42, ClassA5 4.49% due 06/15/2055(1)(2)	800,000	826,191
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(2)	199,878	192,134
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(2)	1,250,000	1,133,300
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.43% due 08/15/2045(1)(2)(3)	230,247	2
COMM Mtg. Trust VRS Series 2020-CBM, Class A1 2.24% due 02/10/2037*(1)(2)	600,000	567,731
DT Auto Owner Trust Series 2021-3A, Class A 0.33% due 04/15/2025*	323,283	319,444
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)(2)	398,000	389,347
FirstKey Homes Trust Series 2021-SFR1, Class A 1.54% due 08/17/2038*	1,319,844	1,195,981
GS Mtg. Securities Corp. Trust Series 2017-GS7, Class A4 3.43% due 08/10/2050(2)	1,100,000	1,071,525
Progress Residential Trust Series 2021-SFR6, Class A 1.52% due 07/17/2038*	998,857	901,819
Progress Residential Trust Series 2021-SFR4, Class A 1.56% due 05/17/2038*	700,000	640,123
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(2)	1,000,000	875,763
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	333,223	330,745
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(2)	1,500,000	1,509,046

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(2)	$217,000	$216,717
US Auto Funding Series 2021-1A, Class A 0.79% due 07/15/2024*	456,556	453,011

Total Asset Backed Securities
(cost $16,039,569)		14,585,418

U.S. CORPORATE BONDS & NOTES — 4.1%
Airlines — 0.5%
American Airlines Pass Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	558,597	506,233
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	256,208	239,461

		745,694

Banks - Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	900,000	860,269

Diversified Banking Institutions — 0.3%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	394,324

Electric - Distribution — 0.6%
Entergy Louisiana LLC Collateral Trust Bonds 3.25% due 04/01/2028	1,000,000	963,318

Electric - Integrated — 0.1%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	219,240

Electronic Components - Semiconductors — 0.5%
NVIDIA Corp. Senior Notes 2.00% due 06/15/2031#	1,000,000	865,947

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	104,532

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	144,464

Multimedia — 0.3%
Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	441,222

Oil Companies - Integrated — 0.1%
Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	116,000	118,594

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	171,000	173,302

83

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.2%
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	$127,000	$126,873
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	134,407

		261,280

Real Estate Investment Trusts — 0.1%
Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	227,708

Retail - Building Products — 0.2%
Home Depot, Inc. Senior Notes 0.90% due 03/15/2028	450,000	388,617

Telephone - Integrated — 0.3%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	580,000	512,203

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023#	89,000	89,159
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	20,149

		109,308

Total U.S. Corporate Bonds & Notes
(cost $7,083,076)		6,530,022

FOREIGN CORPORATE BONDS & NOTES — 0.1%
Diversified Banking Institutions — 0.1%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026 (cost $217,000)	217,000	206,141

U.S. GOVERNMENT AGENCIES — 39.0%
Federal Farm Credit Bank — 0.9%
3.33% due 04/28/2037	500,000	486,971
3.35% due 10/21/2025	1,000,000	1,018,596

		1,505,567

Federal Home Loan Mtg. Corp. — 9.0%
2.00% due 09/01/2051	1,636,708	1,462,772
2.50% due 05/01/2050	558,555	515,370
3.50% due 06/01/2033	530,786	533,090
4.50% due 09/01/2039	128,556	133,614
4.50% due 11/01/2039	81,856	85,470
4.50% due 02/01/2040	114,233	119,278
4.50% due 04/01/2040	12,825	13,389
4.50% due 06/01/2040	23,664	24,407
4.50% due 08/01/2040	130,283	135,999
4.50% due 03/01/2041	462,482	482,811
4.50% due 04/01/2041	80,318	83,854
4.50% due 06/01/2041	92,955	97,046
5.00% due 10/01/2034	18,393	19,052
5.50% due 12/01/2036	3,053	3,194
6.00% due 11/01/2033	40,063	44,045
6.50% due 02/01/2032	11,841	12,884
8.00% due 08/01/2030	72	77
8.00% due 06/01/2031	562	568

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	$307,027	$294,905
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72% due 06/25/2031(2)	670,000	582,488
Series KJ14, Class A2 2.81% due 09/25/2024(2)	426,742	425,786
Federal Home Loan Mtg. Corp. Multifamily WI Certs.
Series K145, Class A2 2.58% due 07/25/2032*(2)	430,000	396,682
Series K146, Class A2 2.92% due 07/25/2032(2)	705,000	670,120
Federal Home Loan Mtg. Corp. REMIC
Series 4594, Class GN 2.50% due 02/15/2045(4)	428,011	411,069
Series 3981, Class PA 3.00% due 04/15/2031(4)	61,368	61,669
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,704,358
Series 4150, Class IG 3.00% due 01/15/2033(3)(4)	1,485,527	112,969
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	976,175
Series 4365, Class HZ 3.00% due 01/15/2040(4)	535,410	521,653
Series 4599, Class PA 3.00% due 09/15/2045(4)	682,414	671,150
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,001,874
Series 3813, Class D 4.00% due 02/15/2026(4)	474,677	482,443
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	473,318
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,518,620
Series 3786, Class PB 4.50% due 07/15/2040(4)	283,163	293,219
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 5.63% (6.50% -1 ML) due 05/15/2042(3)(4)(5)	170,715	25,431

		14,390,849

Federal National Mtg. Assoc. — 23.8%
1.73% due 08/01/2031	650,000	566,418
2.04% due 06/01/2037	249,229	201,100
2.14% due 10/01/2029	1,000,000	925,112
2.50% due 07/01/2050	1,191,895	1,099,347
2.50% due 01/01/2052	2,378,533	2,209,949
2.55% due 09/01/2034	700,000	627,458
2.81% due 04/01/2025	800,000	791,440
2.94% due 01/01/2026	1,508,679	1,494,581
3.00% due 03/01/2043	770,829	749,275
3.00% due 02/01/2050	452,773	436,571
3.00% due 12/01/2051	988,768	945,514
3.30% due 02/01/2030	2,842,890	2,772,597
3.64% due 07/01/2028	1,459,589	1,487,225
3.69% due 05/01/2030	1,436,191	1,464,202
4.00% due 09/01/2040	38,981	39,948
4.00% due 10/01/2040	31,584	32,301
4.00% due 12/01/2040	49,024	50,243
4.00% due 01/01/2041	102,416	104,962

84

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 02/01/2041	$535,132	$548,398
4.00% due 03/01/2041	548,864	562,506
4.00% due 06/01/2042	439,398	441,803
4.00% due 03/01/2043	940,024	961,770
5.00% due 12/01/2036	3,794	3,927
5.50% due 12/01/2033	7,473	7,838
5.50% due 10/01/2034	6,578	6,876
6.50% due 07/01/2032	2,553	2,764
7.00% due 09/01/2031	4,881	5,035
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(3)(4)	86,403	17,038
Federal National Mtg. Assoc. VRS 2.65% due 12/01/2026(1)	1,726,566	1,688,223
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,122,202	1,105,076
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	93,588	87,793
Series 2020-M8, Class A2 1.82% due 02/25/2030(2)	800,000	721,250
Series 2020-12, Class JC 2.00% due 03/25/2050(4)	908,963	826,623
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	812,563	779,042
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	681,137	664,522
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	292,990	286,107
Series 2019-M31, Class A2 2.85% due 04/25/2034(2)	1,000,000	919,193
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	776	775
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,772,104	2,744,426
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	415,557	408,874
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	308,982	303,438
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	307,371	301,996
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	1,846,390
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	564,512	554,039
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	804,699
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	699,265	714,789
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	259,534
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	30,159	32,540
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71% due 11/25/2031(1)(2)	1,000,000	862,913
Series 2015-M13, Class A2 2.70% due 06/25/2025(1)(2)	419,368	414,862
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(2)	1,113,311	1,098,666
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(2)	807,015	806,224
Series 2018-M4, Class A2 3.06% due 03/25/2028(1)(2)	1,269,448	1,264,202

		38,052,394

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. — 5.0%
2.50% due 03/20/2051	$1,538,670	$1,425,035
3.50% due 09/15/2048	833,256	829,872
3.50% due 10/15/2048	806,828	803,553
3.50% due 02/15/2049	942,605	942,867
3.50% due 08/20/2051	1,483,440	1,472,226
3.50% due 09/20/2051	691,709	686,704
4.50% due 03/15/2038	5,549	5,753
4.50% due 03/15/2039	2,306	2,429
4.50% due 05/15/2039	59,265	62,631
4.50% due 06/15/2039	41,341	43,640
4.50% due 07/15/2039	88,805	92,365
4.50% due 09/15/2039	1,358	1,433
4.50% due 12/15/2039	55,199	57,213
4.50% due 04/15/2040	49,310	52,236
4.50% due 06/15/2040	97,732	103,530
4.50% due 08/15/2040	15,117	15,891
5.00% due 09/15/2035	660	703
5.00% due 02/15/2036	25,317	26,963
5.00% due 05/15/2036	5,311	5,554
6.00% due 01/15/2032	4,407	4,664
7.50% due 07/15/2030	98	99
7.50% due 01/15/2031	3,372	3,585
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	437,908
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	126,958	130,078
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	466,554	472,417
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	235,850	248,340

		7,927,689

Tennessee Valley Authority — 0.3%
0.75% due 05/15/2025	500,000	470,991

Total U.S. Government Agencies
(cost $65,566,948)		62,347,490

U.S. GOVERNMENT TREASURIES — 42.6%
United States Treasury Bonds — 12.1%
1.88% due 02/15/2041	1,800,000	1,445,133
2.00% due 11/15/2041	3,300,000	2,685,891
2.00% due 02/15/2050	3,000,000	2,366,602
2.38% due 02/15/2042	1,500,000	1,301,250
2.88% due 08/15/2045	1,000,000	926,641
3.00% due 02/15/2048	750,000	720,351
3.13% due 02/15/2043	1,000,000	970,976
3.75% due 08/15/2041	4,000,000	4,280,781
3.75% due 11/15/2043	1,000,000	1,068,242
3.88% due 08/15/2040	1,500,000	1,642,852
zero coupon due 08/15/2024 STRIPS	2,040,000	1,930,831

		19,339,550

United States Treasury Notes — 30.5%
0.38% due 07/15/2024	2,000,000	1,910,469
0.50% due 03/31/2025	8,000,000	7,519,375
0.63% due 03/31/2027	9,000,000	8,109,140
0.63% due 08/15/2030	1,000,000	838,750
0.75% due 04/30/2026	4,000,000	3,696,875
1.25% due 06/30/2028	1,500,000	1,363,535
1.63% due 05/15/2031	5,000,000	4,521,680
1.75% due 05/15/2023	6,000,000	5,977,734
1.88% due 02/15/2032	1,500,000	1,376,719
2.00% due 06/30/2024	3,000,000	2,966,953
2.50% due 08/15/2023	3,000,000	3,009,492

85

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.75% due 02/15/2024	$2,500,000	$2,513,379
2.88% due 08/15/2028	5,000,000	4,994,141

		48,798,242

Total U.S. Government Treasuries
(cost $72,260,303)		68,137,792

FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Sovereign — 1.6%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,547,688)	2,641,000	2,507,787

Total Long-Term Investment Securities
(cost $163,714,584)		154,314,650

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(7)(8) (cost $61,950)	61,950	61,950

REPURCHASE AGREEMENTS — 4.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $6,353,882 collateralized by $6,438,700 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2028 having an approximate value of $6,480,951 (cost $ 6,353,871)	6,353,871	6,353,871

TOTAL INVESTMENTS
(cost $170,130,405)(9)	100.5%	160,730,471
Liabilities in excess of other assets	(0.5)	(842,308)

NET ASSETS	100.0%	$159,888,163

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $8,427,832 representing 5.3% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Commercial Mortgage Backed Security
(3)	Interest Only
(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2022.
(6)	Principal Only
(7)	The rate shown is the 7-day yield as of May 31, 2022.
(8)

At May 31, 2022, the Fund had loaned securities with a total value of $935,731. This was secured by collateral of $61,950, which was received in cash and subsequently invested in short-term investments currently valued at $61,950 as reported in the Portfolio of Investments. Additional collateral of $905,873 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Notes/Bonds	0.13% to 3.13%	07/15/2022 to 08/15/2049	$905,873

(9)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2022 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$14,585,418	$—	$14,585,418
U.S. Corporate Bonds & Notes	—	6,530,022	—	6,530,022
Foreign Corporate Bonds & Notes	—	206,141	—	206,141
U.S. Government Agencies	—	62,347,490	—	62,347,490
U.S. Government Treasuries	—	68,137,792	—	68,137,792
Foreign Government Obligations	—	2,507,787	—	2,507,787
Short-Term Investment Securities	61,950	—	—	61,950
Repurchase Agreements	—	6,353,871	—	6,353,871

Total Investments at Value	$61,950	$160,668,521	$—	$160,730,471

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

86

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Applications Software	18.0%
E-Commerce/Products	9.0
Web Portals/ISP	6.0
Computers	5.7
Electronic Components — Semiconductors	5.3
Finance — Credit Card	4.8
Commercial Services — Finance	3.2
Semiconductor Equipment	2.6
Diagnostic Equipment	2.5
Medical — Drugs	2.5
Oil Companies — Exploration & Production	2.4
Medical Labs & Testing Services	2.3
Machinery — General Industrial	2.1
Internet Content — Entertainment	2.0
Textile — Apparel	2.0
Auto — Cars/Light Trucks	1.9
E-Commerce/Services	1.9
Athletic Footwear	1.9
Medical — HMO	1.8
Distribution/Wholesale	1.7
Gambling (Non — Hotel)	1.6
Computer Aided Design	1.6
Industrial Gases	1.6
Aerospace/Defense	1.6
Registered Investment Companies	1.5
Real Estate Investment Trusts	1.5
Electronic Forms	1.3
Retail — Restaurants	1.3
Technology Services	0.8
Diversified Banking Institutions	0.7
Retail — Building Products	0.6
Computer Software	0.6
Exchange — Traded Funds	0.5
Office Automation & Equipment	0.4
Medical — Biomedical/Gene	0.4
Enterprise Software/Service	0.4
Medical Products	0.3
Semiconductor Components — Integrated Circuits	0.3
Retail — Discount	0.2
Computer Services	0.2
Beverages — Non — alcoholic	0.2
Medical Instruments	0.2
Insurance Brokers	0.2
Networking Products	0.2
Investment Management/Advisor Services	0.2
Retail — Auto Parts	0.1
Banks — Commercial	0.1
Transport — Services	0.1
Finance — Investment Banker/Broker	0.1
Transport — Rail	0.1
Finance — Other Services	0.1
Electronic Measurement Instruments	0.1
Machinery — Farming	0.1
Non — Hazardous Waste Disposal	0.1
Computer Data Security	0.1
Diagnostic Kits	0.1
Consulting Services	0.1
Decision Support Software	0.1
Energy — Alternate Sources	0.1
Cosmetics & Toiletries	0.1
Coatings/Paint	0.1
Transport — Truck	0.1
Medical — Hospitals	0.1
Drug Delivery Systems	0.1
Data Processing/Management	0.1
Diversified Manufacturing Operations	0.1

100.1%

*	Calculated as a percentage of net assets

87

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Aerospace/Defense — 1.6%
TransDigm Group, Inc.†	26,485	$16,033,224

Aerospace/Defense - Equipment — 0.0%
L3Harris Technologies, Inc.	1,259	303,293

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,965	194,083

Apparel Manufacturers — 0.0%
Under Armour, Inc., Class A†	1,239	13,109
Under Armour, Inc., Class C†	1,412	13,696

		26,805

Applications Software — 18.0%
Intuit, Inc.	92,623	38,388,528
Microsoft Corp.	438,552	119,229,132
PTC, Inc.†	803	93,574
ServiceNow, Inc.†	49,172	22,986,435

		180,697,669

Athletic Footwear — 1.9%
NIKE, Inc., Class B	160,231	19,043,454

Auto - Cars/Light Trucks — 1.9%
Tesla, Inc.†	25,405	19,263,595

Auto/Truck Parts & Equipment - Original — 0.0%
Aptiv PLC†	1,694	179,971

Banks - Commercial — 0.1%
First Republic Bank	2,738	424,472
Regions Financial Corp.	6,475	143,033
Signature Bank	958	207,187
SVB Financial Group†	897	438,247
Zions Bancorp NA	1,112	63,428

		1,276,367

Banks - Super Regional — 0.0%
Comerica, Inc.	898	74,723

Beverages - Non-alcoholic — 0.2%
Monster Beverage Corp.†	2,984	265,934
PepsiCo, Inc.	8,875	1,488,781

		1,754,715

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	934	64,773

Building Products - Air & Heating — 0.0%
Johnson Controls International PLC	6,547	356,877

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc.	552	187,338
Vulcan Materials Co.	973	160,418

		347,756

Building Products - Wood — 0.0%
Masco Corp.	1,759	99,718

Building - Maintenance & Services — 0.0%
Rollins, Inc.	1,521	53,935

Building - Residential/Commercial — 0.0%
D.R. Horton, Inc.	2,610	196,141
NVR, Inc.†	27	120,167

		316,308

Casino Services — 0.0%
Caesars Entertainment, Inc.†	2,090	104,855

Chemicals - Diversified — 0.0%
Celanese Corp.	709	110,973

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 0.0%
Albemarle Corp.	1,215	$316,410

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,952	523,214

Commercial Services — 0.0%
Cintas Corp.	620	246,965
Quanta Services, Inc.	1,175	139,825

		386,790

Commercial Services - Finance — 3.2%
Automatic Data Processing, Inc.	3,401	758,219
Equifax, Inc.	1,863	377,406
MarketAxess Holdings, Inc.	278	78,307
Moody’s Corp.	1,630	491,559
PayPal Holdings, Inc.†	9,609	818,783
S&P Global, Inc.	83,197	29,075,688

		31,599,962

Computer Aided Design — 1.6%
ANSYS, Inc.†	827	215,318
Autodesk, Inc.†	2,151	446,870
Cadence Design Systems, Inc.†	97,564	14,998,514
Synopsys, Inc.†	1,570	501,144

		16,161,846

Computer Data Security — 0.1%
Fortinet, Inc.†	2,072	609,458

Computer Services — 0.2%
Accenture PLC, Class A	5,599	1,671,078
EPAM Systems, Inc.†	866	293,158

		1,964,236

Computer Software — 0.6%
Akamai Technologies, Inc.†	1,042	105,284
MongoDB, Inc.†	13,927	3,302,788
Snowflake, Inc., Class A†	16,165	2,063,462

		5,471,534

Computers — 5.7%
Apple, Inc.	383,099	57,020,455
HP, Inc.	8,269	321,168

		57,341,623

Computers - Memory Devices — 0.0%
NetApp, Inc.	2,410	173,399
Seagate Technology Holdings PLC	2,246	190,169

		363,568

Consulting Services — 0.1%
Gartner, Inc.†	1,257	329,837
Verisk Analytics, Inc.	1,256	219,699

		549,536

Containers - Paper/Plastic — 0.0%
Sealed Air Corp.	1,244	77,352

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc., Class A	2,095	533,492

Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	785	114,783
Paychex, Inc.	2,599	321,834

		436,617

Decision Support Software — 0.1%
MSCI, Inc.	1,242	549,399

88

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diagnostic Equipment — 2.5%
Danaher Corp.	79,593	$20,998,225
PerkinElmer, Inc.	1,928	288,564
Thermo Fisher Scientific, Inc.	6,019	3,416,204
Waters Corp.†	690	226,285

		24,929,278

Diagnostic Kits — 0.1%
Hologic, Inc.†	2,826	212,713
IDEXX Laboratories, Inc.†	894	350,108

		562,821

Distribution/Wholesale — 1.7%
Copart, Inc.†	141,618	16,219,509
Fastenal Co.	4,219	225,970
LKQ Corp.	1,761	90,498
Pool Corp.	612	243,955

		16,779,932

Diversified Banking Institutions — 0.7%
Bank of America Corp.	47,774	1,777,193
Goldman Sachs Group, Inc.	5,186	1,695,044
JPMorgan Chase & Co.	20,765	2,745,756
Morgan Stanley	10,609	913,859

		7,131,852

Diversified Manufacturing Operations — 0.1%
A.O. Smith Corp.	1,004	60,361
Illinois Tool Works, Inc.	1,788	372,029

		432,390

Drug Delivery Systems — 0.1%
DexCom, Inc.†	1,480	440,951

E-Commerce/Products — 9.0%
Amazon.com, Inc.†	37,363	89,827,751
eBay, Inc.	7,363	358,357
Etsy, Inc.†	1,936	157,049

		90,343,157

E-Commerce/Services — 1.9%
Match Group, Inc.†	242,484	19,102,890

E-Services/Consulting — 0.0%
CDW Corp.	1,223	207,739

Electronic Components - Misc. — 0.0%
Garmin, Ltd.	1,184	125,054

Electronic Components - Semiconductors — 5.3%
Advanced Micro Devices, Inc.†	24,970	2,543,444
Broadcom, Inc.	3,595	2,085,567
Marvell Technology, Inc.	386,056	22,835,213
Microchip Technology, Inc.	4,077	296,194
Monolithic Power Systems, Inc.	662	298,158
NVIDIA Corp.	129,245	24,132,627
Qorvo, Inc.†	812	90,741
Skyworks Solutions, Inc.	1,178	128,249
Texas Instruments, Inc.	6,912	1,221,765

		53,631,958

Electronic Connectors — 0.0%
Amphenol Corp., Class A	4,849	343,600

Electronic Forms — 1.3%
Adobe, Inc.†	31,745	13,221,158

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,753	351,173
Keysight Technologies, Inc.†	2,097	305,323

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments (continued)
Trimble, Inc.†	2,147	$146,103

		802,599

Energy - Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,045	380,758
SolarEdge Technologies, Inc.†	601	163,947

		544,705

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	869	121,738

Enterprise Software/Service — 0.4%
Ceridian HCM Holding, Inc.†	856	48,193
Oracle Corp.	24,066	1,730,827
Paycom Software, Inc.†	552	156,955
salesforce.com, Inc.†	9,178	1,470,683
Tyler Technologies, Inc.†	388	138,058

		3,544,716

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	1,497	186,421

Finance - Consumer Loans — 0.0%
Synchrony Financial	4,539	168,125

Finance - Credit Card — 4.8%
American Express Co.	4,134	697,902
Capital One Financial Corp.	3,035	388,055
Discover Financial Services	4,399	499,242
Mastercard, Inc., Class A	6,196	2,217,363
Visa, Inc., Class A	210,432	44,647,357

		48,449,919

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	15,615	1,094,612

Finance - Other Services — 0.1%
Cboe Global Markets, Inc.	945	106,133
Intercontinental Exchange, Inc.	4,892	500,892
Nasdaq, Inc.	1,395	216,588

		823,613

Food - Confectionery — 0.0%
Hershey Co.	999	211,498

Gambling (Non-Hotel) — 1.6%
Evolution AB*	157,088	16,482,420

Home Decoration Products — 0.0%
Newell Brands, Inc.	3,065	65,714

Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.	1,745	245,801

Human Resources — 0.0%
Robert Half International, Inc.	1,138	102,591

Independent Power Producers — 0.0%
NRG Energy, Inc.	3,740	172,190

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	923	196,784

Industrial Gases — 1.6%
Linde PLC	49,491	16,068,738

Instruments - Controls — 0.0%
Mettler-Toledo International, Inc.†	222	285,519

Insurance Brokers — 0.2%
Aon PLC, Class A	1,968	542,519
Arthur J. Gallagher & Co.	1,401	226,878
Brown & Brown, Inc.	2,471	146,703

89

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc.	4,704	$752,405

		1,668,505

Insurance - Multi-line — 0.0%
Cincinnati Financial Corp.	1,076	137,577

Internet Content - Entertainment — 2.0%
Meta Platforms, Inc., Class A†	66,529	12,882,675
Netflix, Inc.†	6,781	1,338,841
Snap, Inc., Class A†	397,388	5,607,145
Twitter, Inc.†	5,862	232,135

		20,060,796

Internet Infrastructure Software — 0.0%
F5, Inc.†	492	80,216

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	1,033	285,387
BlackRock, Inc.	1,132	757,399
Franklin Resources, Inc.	1,933	52,346
Raymond James Financial, Inc.	1,684	165,857
T. Rowe Price Group, Inc.	2,450	311,370

		1,572,359

Machinery - Farming — 0.1%
Deere & Co.	1,971	705,184

Machinery - General Industrial — 2.1%
Chart Industries, Inc.†#	114,729	20,178,537
IDEX Corp.	477	91,369
Nordson Corp.	495	107,851
Otis Worldwide Corp.	2,596	193,142

		20,570,899

Machinery - Pumps — 0.0%
Dover Corp.	1,011	135,383
Xylem, Inc.	1,129	95,118

		230,501

Medical Instruments — 0.2%
Bio-Techne Corp.	600	221,838
Edwards Lifesciences Corp.†	6,008	605,907
Intuitive Surgical, Inc.†	3,770	858,203

		1,685,948

Medical Labs & Testing Services — 2.3%
Catalent, Inc.†	1,641	169,121
Charles River Laboratories International, Inc.†	771	180,476
IQVIA Holdings, Inc.†	2,130	458,482
Laboratory Corp. of America Holdings	754	186,027
Lonza Group AG	36,778	22,177,912
Quest Diagnostics, Inc.	836	117,893

		23,289,911

Medical Products — 0.3%
Abbott Laboratories	14,315	1,681,440
ABIOMED, Inc.†	383	100,997
Align Technology, Inc.†	1,120	310,957
STERIS PLC	642	146,504
Stryker Corp.	2,102	492,919
West Pharmaceutical Services, Inc.	1,131	351,040

		3,083,857

Medical - Biomedical/Gene — 0.4%
Amgen, Inc.	3,527	905,522
Bio-Rad Laboratories, Inc., Class A†	182	97,878
Illumina, Inc.†	1,170	280,192

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Incyte Corp.†	1,235	$93,724
Moderna, Inc.†	5,388	783,038
Regeneron Pharmaceuticals, Inc.†	1,630	1,083,526
Vertex Pharmaceuticals, Inc.†	2,333	626,760

		3,870,640

Medical - Drugs — 2.5%
AbbVie, Inc.	14,582	2,148,949
Eli Lilly & Co.	12,127	3,801,087
Pfizer, Inc.	46,296	2,455,540
Zoetis, Inc.	96,335	16,466,542

		24,872,118

Medical - HMO — 1.8%
Molina Healthcare, Inc.†	437	126,826
UnitedHealth Group, Inc.	36,067	17,917,364

		18,044,190

Medical - Hospitals — 0.1%
HCA Healthcare, Inc.	2,122	446,469

Metal - Copper — 0.0%
Freeport-McMoRan, Inc.	9,866	385,563

Multimedia — 0.0%
FactSet Research Systems, Inc.	334	127,515

Networking Products — 0.2%
Arista Networks, Inc.†	3,426	350,411
Cisco Systems, Inc.	28,989	1,305,955

		1,656,366

Non - Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,404	187,911
Waste Management, Inc.	2,998	475,213

		663,124

Office Automation & Equipment — 0.4%
Zebra Technologies Corp., Class A†	12,921	4,369,753

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	645	111,301

Oil Companies - Exploration & Production — 2.4%
APA Corp.	3,052	143,475
Devon Energy Corp.	9,617	720,313
Diamondback Energy, Inc.	2,601	395,404
EOG Resources, Inc.	4,111	563,043
Hess Corp.	2,989	367,856
Occidental Petroleum Corp.	5,556	385,086
Pioneer Natural Resources Co.	76,397	21,233,782

		23,808,959

Pipelines — 0.0%
ONEOK, Inc.	2,929	192,875

Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	964	238,185

Real Estate Investment Trusts — 1.5%
American Tower Corp.	3,548	908,749
AvalonBay Communities, Inc.	897	186,540
Camden Property Trust	1,561	223,988
Crown Castle International Corp.	2,971	563,450
Duke Realty Corp.	3,781	199,750
Equinix, Inc.	633	434,928
Essex Property Trust, Inc.	438	124,326
Extra Space Storage, Inc.	2,045	364,419
Federal Realty Investment Trust	453	52,082

90

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Iron Mountain, Inc.	2,698	$145,422
Mid-America Apartment Communities, Inc.	1,092	197,652
Prologis, Inc.	83,355	10,626,095
Public Storage	1,375	454,630
SBA Communications Corp.	931	313,384
Simon Property Group, Inc.	3,011	345,211
UDR, Inc.	2,512	120,074
Weyerhaeuser Co.	4,794	189,459

		15,450,159

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,556	211,739

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	664	197,992

Respiratory Products — 0.0%
ResMed, Inc.	1,296	263,684

Retail - Auto Parts — 0.1%
Advance Auto Parts, Inc.	457	86,766
AutoZone, Inc.†	316	650,849
O’Reilly Automotive, Inc.†	1,029	655,648

		1,393,263

Retail - Automobile — 0.0%
CarMax, Inc.†	1,309	129,944

Retail - Building Products — 0.6%
Home Depot, Inc.	12,121	3,669,633
Lowe’s Cos., Inc.	10,291	2,009,832

		5,679,465

Retail - Discount — 0.2%
Costco Wholesale Corp.	3,454	1,610,324
Target Corp.	4,026	651,729

		2,262,053

Retail - Gardening Products — 0.0%
Tractor Supply Co.	1,738	325,632

Retail - Misc./Diversified — 0.0%
Bath & Body Works, Inc.	2,558	104,929

Retail - Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	464	196,318

Retail - Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	7,570	10,617,303
Domino’s Pizza, Inc.	372	135,099
McDonald’s Corp.	5,136	1,295,351
Starbucks Corp.	8,961	703,439
Yum! Brands, Inc.	2,074	251,929

		13,003,121

Semiconductor Components - Integrated Circuits — 0.3%
NXP Semiconductors NV	2,559	485,596
QUALCOMM, Inc.	17,214	2,465,389

		2,950,985

Semiconductor Equipment — 2.6%
Applied Materials, Inc.	13,563	1,590,804
ASML Holding NV	39,275	22,633,790
KLA Corp.	2,302	839,885
Lam Research Corp.	2,131	1,108,184
Teradyne, Inc.	2,490	272,057

		26,444,720

Steel - Producers — 0.0%
Nucor Corp.	2,244	297,240

Security Description	Shares/ Principal Amount	Value (Note 2)

Textile - Apparel — 2.0%
LVMH Moet Hennessy Louis Vuitton SE	30,536	$19,637,564

Theaters — 0.0%
Live Nation Entertainment, Inc.†	887	84,309

Transport - Rail — 0.1%
Union Pacific Corp.	3,988	876,483

Transport - Services — 0.1%
Expeditors International of Washington, Inc.	2,587	281,569
United Parcel Service, Inc., Class B	4,790	872,978

		1,154,547

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc.	758	130,816
Old Dominion Freight Line, Inc.	1,423	367,475

		498,291

Water Treatment Systems — 0.0%
Pentair PLC	1,465	73,499

Web Hosting/Design — 0.0%
VeriSign, Inc.†	694	121,138

Web Portals/ISP — 6.0%
Alphabet, Inc., Class A†	22,386	50,933,522
Alphabet, Inc., Class C†	4,242	9,675,069

		60,608,591

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	1,522	334,444

Total Common Stocks
(cost $865,569,152)		978,181,535

CONVERTIBLE PREFERRED SECURITIES — 0.8%
ByteDance, Ltd., Series E-1†(2)(3) (cost $5,436,961)	49,619	8,212,737

EXCHANGE-TRADED FUNDS — 0.5%
iShares S&P 500 Growth ETF#	16,000	1,054,400
SPDR Portfolio S&P 500 Growth ETF#	68,564	3,914,319

Total Exchange-Traded Funds
(cost $5,832,010)		4,968,719

Total Long-Term Investment Securities
(cost $876,838,123)		991,362,991

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class 0.67%(4)	14,497,902	14,497,902
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(4)	970,650	970,650

		15,468,552

U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.14% due 11/03/2022(5)	$100,000	99,384

Total Short-Term Investment Securities
(cost $15,568,491)		15,567,936

TOTAL INVESTMENTS
(cost $892,406,614)(6)	100.1%	1,006,930,927
Liabilities in excess of other assets	(0.1)	(1,100,976)

NET ASSETS	100.0%	$1,005,829,951

91

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $16,482,420 representing 1.6% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2022, the Fund had loaned securities with a total value of $2,386,360. This was secured by collateral of $970,650, which was received in cash and subsequently invested in short-term investments currently valued at $970,650 as reported in the Portfolio of Investments. Additional collateral $1,543,067 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 08/11/2022	$ 11,977
United States Treasury Notes/Bonds	0.13% to 6.25%	06/30/2022 to 02/15/2052	1,531,090

(2)	Securities classified as Level 3 (see Note 2).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered,or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ByteDance, Ltd., Series E-1	12/10/2020	49,619	$5,436,961	$ 8,212,737	$ 165.52	0.82%

(4)	The rate shown is the 7-day yield as of May 31, 2022.
(5)	The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

ETF—Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	June 2022	$425,368	$413,125	$(12,243)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$919,883,639	$58,297,896	**	$—	$978,181,535
Convertible Preferred Securities	—	—		8,212,737	8,212,737
Exchange-Traded Funds	4,968,719	—		—	4,968,719
Short-Term Investment Securities:
Registered Investment Companies	15,468,552	—		—	15,468,552
U.S Government Treasuries	—	99,384		—	99,384

Total Investments at Value	$940,320,910	$58,397,280		$8,212,737	$1,006,930,927

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$12,243	$—		$—	$12,243

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

92

VALIC Company I High Yield Bond Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Pipelines	6.2%
Cable/Satellite TV	5.5
Oil Companies — Exploration & Production	4.3
Auto — Cars/Light Trucks	3.8
Cellular Telecom	3.7
Registered Investment Companies	3.7
Finance — Mortgage Loan/Banker	3.4
Telecom Services	3.0
Building — Residential/Commercial	3.0
Containers — Metal/Glass	2.9
Repurchase Agreements	2.9
Cruise Lines	2.8
Finance — Consumer Loans	2.6
Medical — Hospitals	2.5
Rental Auto/Equipment	2.4
Retail — Building Products	2.1
Real Estate Investment Trusts	1.8
Office Automation & Equipment	1.7
Retail — Restaurants	1.7
Food — Misc./Diversified	1.6
Theaters	1.6
Aerospace/Defense — Equipment	1.4
Disposable Medical Products	1.3
Medical — Drugs	1.3
Auto/Truck Parts & Equipment — Original	1.2
Retail — Pet Food & Supplies	1.2
Metal — Aluminum	1.1
Retail — Office Supplies	1.1
Applications Software	1.0
Data Processing/Management	1.0
Casino Hotels	1.0
Containers — Paper/Plastic	1.0
Semiconductor Equipment	0.9
Enterprise Software/Service	0.9
Computer Services	0.9
Television	0.8
Casino Services	0.8
Commercial Services	0.8
Diversified Minerals	0.7
Retail — Misc./Diversified	0.7
Insurance — Multi-line	0.7
Gas — Distribution	0.7
Medical Information Systems	0.7
Insurance Brokers	0.7
Electronic Parts Distribution	0.7
Diversified Banking Institutions	0.7
Medical Labs & Testing Services	0.7
Building & Construction Products — Misc.	0.7
E — Commerce/Services	0.7
Financial Guarantee Insurance	0.6
Retail — Arts & Crafts	0.6
Food — Wholesale/Distribution	0.6
Finance — Auto Loans	0.6
Golf	0.6
Lasers — System/Components	0.6
Computer Data Security	0.6
Racetracks	0.6
Internet Content — Information/News	0.6
Advertising Sales	0.5
Motion Pictures & Services	0.5
Retail — Apparel/Shoe	0.5
Independent Power Producers	0.5
Diagnostic Equipment	0.5
Web Hosting/Design	0.5
Educational Software	0.5
Entertainment Software	0.4
Distribution/Wholesale	0.4
Interior Design/Architecture	0.4
Toys	0.4

Transactional Software	0.4
Machinery — General Industrial	0.3
Medical Instruments	0.3
Retail — Pawn Shops	0.3
Commercial Services — Finance	0.3
Electronic Components — Misc.	0.3
Patient Monitoring Equipment	0.3
Transport — Services	0.3
Batteries/Battery Systems	0.2
Medical — Wholesale Drug Distribution	0.2
Steel Pipe & Tube	0.2
Airlines	0.2
Medical — Biomedical/Gene	0.2
Gambling (Non-Hotel)	0.1
Protection/Safety	0.1
Pastoral & Agricultural	0.1

102.9%

Credit Quality†#

Baa	4.4%
Ba	43.2
B	39.7
Caa	9.8
Not Rated@	2.9

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

93

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CONVERTIBLE BONDS & NOTES — 1.6%
Airlines — 0.2%
JetBlue Airways Corp. Senior Notes 0.50% due 04/01/2026	$1,249,000	$986,710

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes zero coupon due 03/15/2026	510,000	531,420

Machinery - General Industrial — 0.1%
Middleby Corp. Senior Notes 1.00% due 09/01/2025	641,000	819,418

Medical Instruments — 0.3%
NuVasive, Inc. Senior Notes 0.38% due 03/15/2025	1,960,000	1,821,575

Oil Companies - Exploration & Production — 0.4%
Pioneer Natural Resources Co. Senior Notes 0.25% due 05/15/2025	700,000	1,890,000

Patient Monitoring Equipment — 0.3%
Insulet Corp. Senior Notes 0.38% due 09/01/2026	1,176,000	1,338,564

Retail - Restaurants — 0.2%
Shake Shack, Inc. Senior Notes zero coupon due 03/01/2028	1,375,000	947,375

Total U.S. Convertible Bonds & Notes
(cost $8,195,308)		8,335,062

U.S. CORPORATE BONDS & NOTES — 75.8%
Advertising Sales — 0.5%
Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028	2,975,000	2,788,765

Aerospace/Defense - Equipment — 1.4%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	2,330,000	2,230,718
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	4,210,000	4,305,062
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	845,000	879,907

		7,415,687

Applications Software — 1.0%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,620,000
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	1,030,000	1,023,099
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	2,640,000	2,660,592

		5,303,691

Auto - Cars/Light Trucks — 3.7%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	1,065,000	893,729

Security Description	Principal Amount(10)	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Ford Motor Co. Senior Notes 4.35% due 12/08/2026#	$555,000	$541,125
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	625,000	515,625
Ford Motor Credit Co. LLC Senior Notes 3.09% due 01/09/2023	1,885,000	1,882,323
Ford Motor Credit Co. LLC Senior Notes 3.35% due 11/01/2022	500,000	498,480
Ford Motor Credit Co. LLC Senior Notes 3.37% due 11/17/2023	3,070,000	3,032,715
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	420,000	409,576
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	1,514,000	1,483,919
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	975,000	950,284
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	445,000	445,187
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	2,665,000	2,595,044
Ford Motor Credit Co. LLC Senior Notes 4.95% due 05/28/2027#	720,000	716,603
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	3,265,000	3,264,910
Ford Motor Credit Co. LLC Senior Notes 5.58% due 03/18/2024	1,901,000	1,929,971

		19,159,491

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc. Company Guar. Notes 6.50% due 12/31/2027*	1,320,000	1,245,869

Building & Construction Products - Misc. — 0.7%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	2,345,000	2,199,452
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	1,350,000	1,208,250

		3,407,702

Building - Mobile Home/Manufactured Housing — 0.5%
Williams Scotsman International, Inc. Senior Sec. Notes 4.63% due 08/15/2028*	2,559,000	2,426,022

Building - Residential/Commercial — 2.7%
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 4.63% due 08/01/2029*	1,315,000	1,124,325
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 4.63% due 04/01/2030*	1,220,000	1,027,850

94

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building - Residential/Commercial (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 6.63% due 01/15/2028*	$2,000,000	$1,874,822
Century Communities, Inc. Company Guar. Notes 3.88% due 08/15/2029*	3,465,000	2,996,878
M/I Homes, Inc. Company Guar. Notes 3.95% due 02/15/2030	1,910,000	1,564,063
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,145,000	1,066,659
STL Holding Co. LLC Senior Notes 7.50% due 02/15/2026*	1,840,000	1,706,600
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	430,000	402,422
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	2,055,000	2,034,115

		13,797,734

Cable/Satellite TV — 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	3,695,000	3,259,729
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 01/15/2034*	2,975,000	2,464,624
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,605,000	1,449,475
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	1,240,000	1,089,774
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,875,414
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	825,998
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,298,100
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,800,000	1,800,225
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	2,275,000	2,092,090
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	846,450
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	5,200,000	4,908,956
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	1,125,000	1,017,574

		23,928,409

Casino Hotels — 1.0%
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	1,560,000	1,493,700

Security Description	Principal Amount(10)	Value (Note 2)

Casino Hotels (continued)
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	$2,560,000	$2,506,240
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*#	1,290,000	1,196,475

		5,196,415

Casino Services — 0.8%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	2,490,000	2,519,830
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*#	1,590,000	1,617,348

		4,137,178

Cellular Telecom — 2.9%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,114,000	4,366,476
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	1,425,000	1,542,563
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,025,000	2,126,817
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026*	2,255,000	2,108,425
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	1,110,000	1,037,850
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 04/15/2026	3,825,000	3,629,150

		14,811,281

Commercial Services — 0.8%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	2,328,000	2,199,703
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	1,675,000	1,662,438

		3,862,141

Commercial Services - Finance — 0.3%
Block, Inc. Senior Notes 0.13% due 03/01/2025	500,000	535,313
Square, Inc. Senior Notes 3.50% due 06/01/2031*	1,135,000	973,262

		1,508,575

Computer Data Security — 0.0%
Condor Merger Sub, Inc. Senior Notes 7.38% due 02/15/2030*	35,000	30,504

Computer Services — 0.9%
Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*	3,231,000	3,155,622

95

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*		$1,340,000	$1,314,848

			4,470,470

Containers - Metal/Glass — 1.3%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*		1,525,000	1,473,913
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		3,090,000	3,026,037
Silgan Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2028	EUR	2,300,000	2,104,963

			6,604,913

Containers - Paper/Plastic — 0.6%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*		1,835,000	1,809,769
Clydesdale Acquisition Holdings, Inc. Senior Sec. Notes 6.63% due 04/15/2029*		385,000	380,187
Graphic Packaging International LLC Company Guar. Notes 3.75% due 02/01/2030*		1,190,000	1,058,766

			3,248,722

Data Processing/Management — 0.5%
Dun & Bradstreet Corp. Company Guar. Notes 5.00% due 12/15/2029*		3,070,000	2,791,766

Diagnostic Equipment — 0.5%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*		2,505,000	2,438,693

Disposable Medical Products — 1.3%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*		5,880,000	5,314,050
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*#		1,789,000	1,581,029

			6,895,079

Distribution/Wholesale — 0.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*		2,350,000	2,210,386

E-Commerce/Services — 0.7%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 3.50% due 03/01/2029*		3,670,000	3,395,805

Electronic Parts Distribution — 0.7%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*		3,785,000	3,564,524

Enterprise Software/Service — 0.4%
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*		1,525,000	1,417,487

Security Description	Principal Amount(10)	Value (Note 2)

Enterprise Software/Service (continued)
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 12/01/2031*	$805,000	$724,638

		2,142,125

Entertainment Software — 0.4%
ROBLOX Corp. Senior Notes 3.88% due 05/01/2030*#	2,555,000	2,267,307

Finance - Auto Loans — 0.6%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	1,470,000	1,447,950
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026#	1,565,000	1,584,797

		3,032,747

Finance - Consumer Loans — 2.0%
OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030	1,260,000	1,069,992
SLM Corp. Senior Notes 3.13% due 11/02/2026	3,011,000	2,773,010
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	4,135,000	3,882,269
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	496,669
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,505,000	1,529,562
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	475,000	486,400

		10,237,902

Finance - Mortgage Loan/Banker — 3.4%
Enact Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	3,910,000	3,920,244
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	1,790,000	1,471,380
LD Holdings Group LLC Company Guar. Notes 6.13% due 04/01/2028*	1,605,000	1,287,210
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	2,570,000	2,145,950
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	1,580,000	1,411,081
PennyMac Financial Services, Inc. Company Guar. Notes 4.25% due 02/15/2029*	1,360,000	1,122,000
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	2,825,000	2,743,781
United Wholesale Mtg. LLC Senior Notes 5.50% due 04/15/2029*	3,915,000	3,437,918

		17,539,564

96

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Financial Guarantee Insurance — 0.6%
MGIC Investment Corp. Senior Notes 5.25% due 08/15/2028	$2,310,000	$2,231,807
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	975,000	1,021,556

		3,253,363

Food - Misc./Diversified — 1.6%
B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027	3,140,000	2,810,300
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	2,085,000	2,016,019
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	2,946,164
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	509,000	518,819

		8,291,302

Food - Wholesale/Distribution — 0.6%
Performance Food Group, Inc. Company Guar. Notes 4.25% due 08/01/2029*	1,525,000	1,354,902
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,765,000	1,735,948

		3,090,850

Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	640,000	642,496

Gas - Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	751,000	743,490
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	5,000	5,074
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	2,953,368

		3,701,932

Golf — 0.6%
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	3,900,000	2,980,489

Independent Power Producers — 0.5%
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 02/15/2031*	1,100,000	969,100
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 01/15/2032*	265,000	225,886
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,310,000	1,251,050

		2,446,036

Security Description	Principal Amount(10)	Value (Note 2)

Insurance Brokers — 0.2%
AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	$1,015,000	$888,866

Insurance - Multi-line — 0.7%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	3,580,000	3,472,600
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	261,300

		3,733,900

Interior Design/Architecture — 0.4%
Signal Parent, Inc. Senior Notes 6.13% due 04/01/2029*	2,842,000	2,014,996

Internet Content - Information/News — 0.6%
Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	2,085,000	1,903,355
Arches Buyer, Inc. Senior Notes 6.13% due 12/01/2028*	1,170,000	982,367

		2,885,722

Lasers-System/Components — 0.6%
II-VI, Inc. Company Guar. Notes 5.00% due 12/15/2029*	3,142,000	2,963,660

Machinery - General Industrial — 0.2%
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	1,195,000	1,169,836

Medical Information Systems — 0.5%
Minerva Merger Sub, Inc. Senior Notes 6.50% due 02/15/2030*	2,628,000	2,430,900

Medical Labs & Testing Services — 0.7%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	575,000	515,893
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.50% due 04/01/2030*	615,000	552,441
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	545,000	538,206
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	1,840,000	1,835,400

		3,441,940

Medical - Drugs — 0.5%
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	2,400,000	2,304,000

Medical - Hospitals — 2.5%
CHS/Community Health Systems, Inc. Senior Sec. Notes 4.75% due 02/15/2031*	4,335,000	3,493,728
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.25% due 05/15/2030*	1,120,000	959,190

97

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	$635,000	$592,169
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,290,000	5,465,893
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	1,235,000	1,285,944
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	892,000	976,740

		12,773,664

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc. Company Guar. Notes 6.63% due 04/01/2030*	700,000	692,125

Metal - Aluminum — 0.6%
Novelis Corp. Company Guar. Notes 3.25% due 11/15/2026*	1,035,000	949,436
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031*	1,070,000	933,575
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	1,230,000	1,165,493

		3,048,504

Motion Pictures & Services — 0.5%
Magallanes, Inc. Company Guar. Notes 3.76% due 03/15/2027*	2,825,000	2,741,616

Office Automation & Equipment — 1.7%
CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	2,545,000	2,341,349
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	855,000	844,227
Xerox Corp. Senior Notes 4.63% due 03/15/2023	4,060,000	4,054,925
Xerox Holdings Corp. Company Guar. Notes 5.00% due 08/15/2025*	1,490,000	1,460,289

		8,700,790

Oil Companies - Exploration & Production — 3.8%
Apache Corp. Senior Notes 4.38% due 10/15/2028	2,775,000	2,650,125
Apache Corp. Senior Notes 5.10% due 09/01/2040	1,777,000	1,658,918
Earthstone Energy Holdings LLC Company Guar. Notes 8.00% due 04/15/2027*	2,620,000	2,659,300
EQT Corp. Senior Notes 3.13% due 05/15/2026*	925,000	875,697
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,740,000	1,677,169

Security Description	Principal Amount(10)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
EQT Corp. Senior Notes 6.63% due 02/01/2025	$326,000	$339,940
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,720,000	1,659,688
Occidental Petroleum Corp. Senior Notes 5.50% due 12/01/2025	1,380,000	1,428,300
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	545,000	592,688
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	288,000	311,181
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	1,320,000	1,388,663
Range Resources Corp. Company Guar. Notes 4.75% due 02/15/2030*#	895,000	875,359
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	2,230,000	2,269,025
Southwestern Energy Co. Company Guar. Notes 4.75% due 02/01/2032	1,060,000	1,032,395

		19,418,448

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc. Senior Notes 6.00% due 06/15/2030	530,000	530,000

Pipelines — 6.2%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	2,401,000	2,299,438
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	945,000	928,981
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	765,000	711,450
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	960,000	893,739
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,379,000	1,349,807
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	5,105,000	5,230,583
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	3,313,000	3,097,655
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	775,000	750,495
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	2,445,000	2,429,719
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	1,415,000	1,254,808

98

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*#	$2,535,000	$2,199,112
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	1,225,000	1,237,250
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	685,000	685,000
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	1,035,000	882,337
EQM Midstream Partners LP Senior Notes 7.50% due 06/01/2027	145,000	145,000
EQM Midstream Partners LP Senior Notes 7.50% due 06/01/2030	145,000	146,994
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	2,265,000	2,349,937
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	1,700,000	1,611,481
Venture Global Calcasieu Pass LLC Senior Sec. Notes 4.13% due 08/15/2031*	1,335,000	1,253,258
Western Midstream Operating LP Senior Notes 3.60% due 02/01/2025	1,200,000	1,171,800
Western Midstream Operating LP Senior Notes 4.55% due 02/01/2030	1,380,000	1,321,074

		31,949,918

Protection/Safety — 0.1%
APX Group, Inc. Senior Sec. Notes 6.75% due 02/15/2027*#	540,000	544,860

Racetracks — 0.6%
Speedway Motorsports LLC/Speedway Funding II, Inc. Senior Notes 4.88% due 11/01/2027*	3,058,000	2,897,761

Real Estate Investment Trusts — 1.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	3,095,000	2,791,267
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	970,000	928,775
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	3,875,000	3,837,412
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	250,000	239,823
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	165,000	152,681
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,229,758

		9,179,716

Security Description	Principal Amount(10)	Value (Note 2)

Rental Auto/Equipment — 1.6%
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	$3,230,000	$3,238,075
United Rentals North America, Inc. Company Guar. Notes 3.75% due 01/15/2032	305,000	273,894
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	870,000	791,726
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	4,165,000	4,144,175

		8,447,870

Retail - Apparel/Shoe — 0.5%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	1,760,000	1,284,800
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	1,760,000	1,254,000

		2,538,800

Retail - Arts & Crafts — 0.6%
Michaels Cos., Inc. Senior Sec. Notes 5.25% due 05/01/2028*	3,935,000	3,236,537

Retail - Building Products — 2.0%
Ambience Merger Sub, Inc. Senior Sec. Notes 4.88% due 07/15/2028*	385,000	310,252
Ambience Merger Sub, Inc. Company Guar. Notes 7.13% due 07/15/2029*	410,000	277,775
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	5,652,000	4,377,267
Specialty Building Products Holdings LLC Senior Sec. Notes 6.38% due 09/30/2026*	4,200,000	3,867,150
SRS Distribution, Inc. Senior Sec. Notes 4.63% due 07/01/2028*	1,650,000	1,518,000

		10,350,444

Retail - Misc./Diversified — 0.7%
L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	1,785,000	1,704,675
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	2,045,000	2,041,350

		3,746,025

Retail - Office Supplies — 1.1%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	5,885,000	5,447,450

Retail - Pawn Shops — 0.3%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,960,000	1,779,092

99

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Pet Food & Supplies — 1.2%
PetSmart, Inc./PetSmart Finance Corp. Senior Sec. Notes 4.75% due 02/15/2028*	$5,215,000	$4,797,800
PetSmart, Inc./PetSmart Finance Corp. Company Guar. Notes 7.75% due 02/15/2029*	1,400,000	1,294,356

		6,092,156

Semiconductor Equipment — 0.9%
Entegris Escrow Corp. Senior Sec. Notes 4.75% due 04/15/2029*	5,020,000	4,772,213

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc. Company Guar. Notes 5.00% due 09/30/2027*	1,195,000	1,147,200

Telecom Services — 1.5%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,430,000	1,203,131
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	1,450,000	1,348,855
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	1,550,000	1,526,548
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*#	2,570,000	2,265,095
Frontier Communications Holdings LLC Sec. Notes 5.88% due 11/01/2029	1,907,036	1,609,100

		7,952,729

Television — 0.8%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	825,000	878,625
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	3,635,000	3,431,440

		4,310,065

Theaters — 0.9%
Cinemark USA, Inc. Company Guar. Notes 5.25% due 07/15/2028*#	4,010,000	3,603,306
Cinemark USA, Inc. Company Guar. Notes 5.88% due 03/15/2026*#	1,105,000	1,048,264

		4,651,570

Toys — 0.4%
Mattel, Inc. Company Guar. Notes 3.38% due 04/01/2026*	920,000	883,200
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	1,035,000	1,053,113

		1,936,313

Transactional Software — 0.4%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	1,955,000	1,832,813

Security Description	Principal Amount(10)	Value (Note 2)

Transport - Services — 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. Senior Sec. Notes 4.00% due 07/31/2029*	$1,485,000	$1,317,344

Web Hosting/Design — 0.5%
Endurance Acquisition Merger Sub Senior Notes 6.00% due 02/15/2029*	3,250,000	2,437,500

Total U.S. Corporate Bonds & Notes
(cost $415,583,384)		390,573,278

FOREIGN CORPORATE BONDS & NOTES — 13.6%
Auto/Truck Parts & Equipment - Original — 0.9%
Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR 2,360,000	2,371,171
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	2,580,000	2,399,916

		4,771,087

Building - Residential/Commercial — 0.3%
Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*	1,625,000	1,456,406

Cable/Satellite TV — 0.9%
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,775,000	1,627,910
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	3,285,000	2,971,940

		4,599,850

Cellular Telecom — 0.8%
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	525,000	467,250
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	3,940,000	3,951,899

		4,419,149

Containers - Metal/Glass — 1.6%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)	2,910,000	2,284,350
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	1,325,000	1,236,185
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 5.25% due 04/30/2025*	1,115,000	1,106,091
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*#	2,435,000	2,039,313
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	1,445,000	1,435,990

		8,101,929

100

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines — 2.8%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	$429,000	$379,665
Carnival Corp. Company Guar. Notes 6.00% due 05/01/2029*	5,340,000	4,512,300
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	480,000	450,605
Carnival Corp. Company Guar. Notes 7.63% due 03/01/2026*	EUR 360,000	361,859
Carnival Corp. Company Guar. Notes 10.50% due 06/01/2030*	1,275,000	1,294,998
NCL Corp., Ltd. Senior Sec. Notes 5.88% due 02/15/2027*	1,865,000	1,737,453
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	135,000	135,336
Royal Caribbean Cruises, Ltd. Senior Notes 5.38% due 07/15/2027*	840,000	713,347
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 08/31/2026*	5,450,000	4,782,375

		14,367,938

Diversified Minerals — 0.7%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 5.88% due 04/15/2030*	4,010,000	3,921,580

Electronic Components - Misc. — 0.3%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,435,000	1,447,198

Enterprise Software/Service — 0.5%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	1,790,000	1,681,562
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*	890,000	809,854

		2,491,416

Finance - Consumer Loans — 0.6%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	1,210,000	1,079,925
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	2,300,000	2,196,500

		3,276,425

Medical - Biomedical/Gene — 0.2%
Grifols Escrow Issuer SA Senior Notes 4.75% due 10/15/2028*	935,000	854,356

Medical - Drugs — 0.8%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	445,000	283,688

Security Description	Principal Amount(10)	Value (Note 2)

Medical - Drugs (continued)
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	$5,595,000	$3,359,797
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	376,025

		4,019,510

Metal - Aluminum — 0.5%
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	1,899,000	1,878,700
Constellium SE Company Guar. Notes 3.75% due 04/15/2029*#	415,000	363,216
Constellium SE Company Guar. Notes 5.63% due 06/15/2028*	250,000	239,866

		2,481,782

Retail - Restaurants — 1.5%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*	3,620,000	3,309,766
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	3,115,000	2,950,216
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	1,535,000	1,346,963

		7,606,945

Telecom Services — 1.2%
Iliad Holding SAS Senior Sec. Notes 6.50% due 10/15/2026*	1,010,000	976,256
Iliad Holding SAS Senior Sec. Notes 7.00% due 10/15/2028*	655,000	631,308
Kaixo Bondco Telecom SA Senior Notes 5.13% due 09/30/2029*	EUR 2,525,000	2,278,355
Lorca Telecom Bondco SA Senior Sec. Notes 4.00% due 09/18/2027*	EUR 2,460,000	2,467,107

		6,353,026

Total Foreign Corporate Bonds & Notes
(cost $78,722,434)		70,168,597

LOANS(2)(3)(4) — 4.3%
Auto/Truck Parts & Equipment - Original — 0.3%
Clarios Global LP FRS BTL-B 4.31% (1 ML+3.25%) due 04/30/2026	1,572,087	1,506,059

Computer Data Security — 0.6%
McAfee Corp. FRS BTL-B 4.84% (SOFR12+4.00%) due 03/01/2029	3,090,000	2,920,050

Containers - Paper/Plastic — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS BTL-B coupon TBD due 04/13/2029	1,950,000	1,831,688

101

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

LOANS (continued)
Data Processing/Management — 0.5%
Dun & Bradstreet Corp. FRS BTL 4.27% (1 ML+3.25%) due 02/06/2026	$2,592,520	$2,508,912

Educational Software — 0.5%
Ascend Learning LLC FRS BTL 4.56% (1 ML+3.50%) due 12/11/2028	2,443,875	2,321,681

Insurance Brokers — 0.5%
Hub International, Ltd. FRS BTL-B 4.18% (2 ML+3.25%) due 04/25/2025	1,096	1,056
HUB International, Ltd. FRS BTL-B 4.21% (3 ML+3.00%) due 04/25/2025	2,303,167	2,209,601
Hub International, Ltd. FRS BTL-B 4.35% (3 ML+3.25%) due 04/25/2025	431,713	416,018
HUB International, Ltd. FRS BTL-B coupon TBD due 04/25/2025	140,635	134,922

		2,761,597

Medical Information Systems — 0.2%
Athenahealth, Inc. FRS Delayed Draw coupon TBD due 02/15/2029(11)	192,029	182,907
Athenahealth, Inc. FRS BTL-B 4.36% (SOFR12+3.50%) due 02/15/2029	1,132,971	1,079,155

		1,262,062

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc. FRS BTL-B 4.88% (SOFR12+3.75%) due 03/29/2029	520,000	513,500

Oil Companies - Exploration & Production — 0.1%
Southwestern Energy Co. FRS BTL 3.30% (SOFR3+2.50%) due 06/22/2027	708,225	697,602

Rental Auto/Equipment — 0.3%
PECF USS Intermediate Holding III Corp FRS BTL-B 5.31% (1 ML+4.25%) due 12/15/2028	1,735,650	1,633,320

Retail - Building Products — 0.1%
SRS Distribution, Inc. FRS BTL 4.00% (SOFR3+3.50%) due 06/02/2028	733,163	693,755

Security Description	Shares/ Principal Amount(10)	Value (Note 2)

Theaters — 0.7%
Crown Finance US, Inc. FRS BTL 4.00% (3 ML+2.50%) due 02/28/2025	$4,411,895	$3,121,416
Crown Finance US, Inc. FRS BTL-B1 10.08% (6 ML+8.25%) due 02/28/2025	221,849	233,311

		3,354,727

Total Loans
(cost $23,619,104)		22,004,953

COMMON STOCKS — 0.3%
Coal — 0.0%
Foresight Energy LLC†(5)	3,805	66,586

Telecom Services — 0.3%
Frontier Communications Parent, Inc.†	59,553	1,544,209

Total Common Stocks
(cost $1,607,521)		1,610,795

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
Credit Suisse Group AG 6.25% due 12/18/2024(6) (cost $3,509,375)	3,610,000	3,497,187

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc†(7) (cost $0)	616	2,193

Total Long-Term Investment Securities
(cost $531,237,126)		496,192,065

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(8)(9) (cost $19,187,705)	19,187,705	19,187,705

REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $14,681,277 and collateralized by $14,877,300 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2025 and having an approximate value of $14,974,925 (cost $14,681,253)	$14,681,253	14,681,253

TOTAL INVESTMENTS
(cost $565,106,084)(12)	102.9%	530,061,023
Liabilities in excess of other assets	(2.9)	(14,836,779)

NET ASSETS	100.0%	$515,224,244

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $321,927,607 representing 62.5% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

102

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

(2)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(4)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Foresight Energy LLC	08/25/2020	3,805	$2,584	$66,586	$17.50	0.01%

(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Securities classified as Level 3 (see Note 2).
(8)	The rate shown is the 7-day yield as of May 31, 2022.
(9)

At May 31, 2022, the Fund had loaned securities with a total value of $18,856,770. This was secured by collateral of $19,187,705, which was received in cash and subsequently invested in short-term investments currently valued at $19,187,705 as reported in the Portfolio of Investments. Additional collateral of $74,137 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Notes/Bonds	0.13% to 3.13%	07/15/2022 to 08/15/2049	$74,137

(10)	Denominated in United States dollars unless otherwise indicated.
(11)	All or a portion of this holding is subject to unfunded loan commitments.
(12)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

TBD—Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is available prior to the settlement.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

Index Legend

1 ML—1 Month USD Libor

2 ML—2 Month USD Libor

3 ML—3 Month USD Libor

6 ML—6 Month USD Libor

SOFR3—Secured Overnight Financing Rate 3 month

SOFR12—Secured Overnight Financing Rate 12 month

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	9,276,000	USD	9,957,739	06/30/2022	$—	$(14,506)

EUR—Euro Currency

USD—United States Dollar

103

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

U.S. Convertible Bonds & Notes	$—	$8,335,062	$—	$8,335,062
U.S. Corporate Bonds & Notes	—	390,573,278	—	390,573,278
Foreign Corporate Bonds & Notes	—	70,168,597	—	70,168,597
Loans	—	22,004,953	—	22,004,953
Common Stocks:
Coal	—	66,586	—	66,586
Other Industries	1,544,209	—	—	1,544,209
Preferred Securities/Capital Securities	—	3,497,187	—	3,497,187
Escrows and Litigation Trusts	—	—	2,193	2,193
Short-Term Investment Securities	19,187,705	—	—	19,187,705
Repurchase Agreements	—	14,681,253	—	14,681,253

Total Investments at Value	$20,731,914	$509,326,916	$2,193	$530,061,023

LIABILITIES:
Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$14,506	$—	$14,506

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

104

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

United States Treasury Notes	40.0%
Sovereign	25.2
United States Treasury Bonds	14.5
Diversified Financial Services	6.7
Uniform Mtg. Backed Securities	5.1
Regional Authority	4.6
Repurchase Agreements	1.5
Municipal Bonds & Notes	1.0
Oil Companies — Integrated	0.6
Oil Companies — Exploration & Production	0.4
Pipelines	0.2
Computer Services	0.2
Food — Meat Products	0.2
Electronic Components — Semiconductors	0.2
Decision Support Software	0.2
Apparel Manufacturers	0.2
Trucking/Leasing	0.2
Consulting Services	0.1
Building & Construction Products — Misc.	0.1
Office Automation & Equipment	0.1
Retail — Pawn Shops	0.1
Funeral Services & Related Items	0.1
Internet Security	0.1
Networking Products	0.1
Insurance Brokers	0.1
Enterprise Software/Service	0.1
Transactional Software	0.1
Chemicals — Specialty	0.1
Federal Home Loan Mtg. Corp.	0.1
Semiconductor Equipment	0.1
Distribution/Wholesale	0.1
Data Processing/Management	0.1
Insurance — Property/Casualty	0.1
Professional Sports	0.1
Finance — Credit Card	0.1
Retail — Building Products	0.1
Retail — Restaurants	0.1
Commercial Services — Finance	0.1
Diagnostic Equipment	0.1
Casino Hotels	0.1
Medical — Drugs	0.1
Containers — Paper/Plastic	0.1
Footwear & Related Apparel	0.1
Commercial Services	0.1
Food — Flour & Grain	0.1
Multimedia	0.1
Food — Wholesale/Distribution	0.1

104.0%

Credit Quality+#

Aaa	78.8%
Aa	5.6
A	0.3
Baa	2.3
Ba	2.5
B	1.2
Not Rated@	9.3

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

105

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Principal Amount(12)	Value (Note 2)

ASSET BACKED SECURITIES — 6.7%
Diversified Financial Services — 6.7%
510 Asset Backed Trust Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(6)	$1,465,380	$1,390,212
Ajax Mtg. Loan Trust Series 2021-C, Class A 2.12% due 01/25/2061*(1)(6)	454,846	428,709
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(1)(2)	505,796	465,756
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2021-FL2, Class A 1.97% (1 ML+1.10%) due 05/15/2036*	305,000	298,606
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21% due 07/15/2030*	665,000	639,626
Bain Capital Credit CLO, Ltd. FRS Series 2017-2A, Class AR2 1.44% (3 ML+1.18%) due 07/25/2034*(3)	1,940,000	1,871,681
BANK VRS Series 2020-BN29, Class XA 1.35% due 11/15/2053(2)(4)(5)	10,977,306	922,265
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(2)(4)(5)	3,888,847	385,795
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 2.19% (3 ML+1.15%) due 04/19/2034*(3)	2,370,000	2,304,415
BRAVO Residential Funding Trust VRS Series 2021-NQM1, Class A1 0.94% due 02/25/2049*(1)(2)	372,483	351,584
Buckhorn Park CLO, Ltd. FRS Series 2019-1A, Class AR 2.16% (3 ML+1.12%) due 07/18/2034*(3)	2,430,000	2,371,204
BXSC Commercial Mtg. Trust FRS Series 2022-WSS, Class C 3.17% (TSFR1M+2.39%) due 03/15/2035*(4)	1,135,000	1,098,770
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.95% (1 ML+1.07%) due 12/15/2037*(4)	750,000	736,850
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(1)(2)	795,432	708,897
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	540,000	517,755
Credit Suisse Mtg. Capital Certs. VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(1)(2)	1,135,022	1,057,421
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(1)(2)	473,587	448,916
CSMC Trust VRS Series 2021-RPL2, Class M3 3.38% due 01/25/2060*(1)(2)	376,575	295,667
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(1)(2)	352,921	320,826

Security Description	Principal Amount(12)	Value (Note 2)

Diversified Financial Services (continued)
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(1)(2)	$317,126	$289,189
FirstKey Homes Trust Series 2022-SFR1, Class A 4.15% due 05/17/2039*	440,000	436,669
GCAT Trust VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(1)(2)	915,745	843,338
Harriman Park CLO, Ltd. FRS Series 2020-1A, Class A1R 2.18% (3 ML + 1.12%) due 04/20/2034*(3)	2,515,000	2,456,486
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(1)(6)	475,450	449,191
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(1)(6)	616,353	581,186
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 2.16% (3 ML + 1.12%) due 07/17/2034*(3)	1,935,000	1,882,862
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	770,000	741,708
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(1)(2)	485,358	463,278
Nassau LLC FRS Series 2021-IA, Class A1 2.29% (3 ML+1.25%) due 08/26/2034*(3)	2,010,000	1,961,051
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.97% due 12/16/2069*	582,773	533,392
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 10/25/2058*(1)(2)	385,924	374,870
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(1)(2)	1,395,107	1,264,246
OZLM XVIII, Ltd. FRS Series 2018-18A, Class A 2.06% (3 ML+1.02%) due 04/15/2031*(3)	1,365,000	1,340,188
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(1)(6)	295,309	285,027
Pretium Mtg. Credit Partners I LLC Series 2021-NPL2, Class A1 1.99% due 06/27/2060*(6)	864,339	819,138
Pretium Mtg. Credit Partners LLC Series 2021-NPL3, Class A1 1.87% due 07/25/2051*(6)	684,107	641,335
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(6)	1,406,254	1,327,523
Progress Residential Trust Series 2022-SFR3, Class A 3.20% due 04/17/2039*	520,000	494,815
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(1)(6)	873,425	820,053

106

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(1)(6)	$680,244	$646,414
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(1)(6)	882,702	832,709
PRPM LLC Series 2021-9, Class A1 2.36% due 10/25/2026*(1)(6)	1,716,825	1,625,838
RCO VII Mortgage LLC Series 2021-1, Class A1 1.87% due 05/26/2026*(6)	599,810	568,065
RR 1 LLC FRS Series 2017-1A, Class A1AB 2.19% (3 ML + 1.15%) due 07/15/2035*(3)	1,980,000	1,928,906
RR 16, Ltd. FRS Series 2021-16A, Class A1 2.15% (3 ML + 1.11%) due 07/15/2036*(3)	1,710,000	1,661,321
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(1)(2)	1,189,552	1,062,213
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 2.25% (3 ML+1.07%) due 04/25/2034*(3)	1,960,000	1,910,788
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(1)(2)	305,867	288,930
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	820,000	824,627
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(1)(6)	970,000	914,052
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(1)(2)	1,844,062	1,682,568
Tricolor Auto Securitization Trust Series 2021-1A, Class B 1.00% due 06/17/2024*	710,000	701,331
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(6)	811,660	765,883
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(6)	211,441	203,068
Venture 37 CLO, Ltd. FRS Series 2019-37A, Class A1R 2.19% (3 ML+1.15%) due 07/15/2032*(3)	2,040,000	2,002,678
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 2.28% (3 ML+1.24%) due 04/15/2034*(3)	760,000	741,844
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(1)(2)	424,479	396,873
VOLT XCIV LLC(6) Series 2021-NPL3, Class A1 2.24% due 02/27/2051*	941,228	897,129
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 2.23% (3 ML+1.17%) due 07/20/2032*(3)	1,530,000	1,487,114

Security Description	Principal Amount(12)	Value (Note 2)

Diversified Financial Services (continued)
Wendy’s Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	$1,721,988	$1,499,839
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	780,000	752,809
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	313,425	276,938

Total Asset Backed Securities
(cost $61,332,562)		58,292,437

U.S. CORPORATE BONDS & NOTES — 2.8%
Apparel Manufacturers — 0.2%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	1,340,000	1,332,402

Building & Construction Products - Misc. — 0.1%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	1,360,000	1,217,200

Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,830,000	1,711,452

Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	1,355,000	1,256,763

Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	1,585,000	1,478,171

Electronic Components - Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	1,800,000	1,493,717

Food - Meat Products — 0.2%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026	1,595,000	1,647,635

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	1,360,000	1,190,000

Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	760,000	759,050

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	1,386,000	1,223,145

Oil Companies - Exploration & Production — 0.4%
Apache Corp. Senior Notes 4.25% due 01/15/2030#	1,800,000	1,737,540
Hess Corp. Senior Notes 7.88% due 10/01/2029	1,325,000	1,568,382

		3,305,922

107

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	$3,161,000	$2,439,744

Pipelines — 0.2%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	580,000	548,368
Energy Transfer LP Senior Notes 5.80% due 06/15/2038	1,159,000	1,143,877

		1,692,245

Retail - Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,345,000	1,220,857

Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	772,000	723,750

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,301,907

Total U.S. Corporate Bonds & Notes
(cost $26,724,098)		23,993,960

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Energy - Alternate Sources — 0.0%
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	400,000	421,904

Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	855,000	841,465

Oil Companies - Integrated — 0.3%
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	1,490,000	1,471,897
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031	880,000	736,472

		2,208,369

Total Foreign Corporate Bonds & Notes
(cost $3,875,687)		3,471,738

U.S. GOVERNMENT AGENCIES — 5.2%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS Series 3925, Class FL 1.32% (1 ML+0.45%) due 01/15/2041(1)	208,676	209,366
Series 4001, Class FM 1.37% (1 ML+0.50%) due 02/15/2042(1)	175,390	176,012
Series 3355, Class BF 1.57% (1 ML+0.70%) due 08/15/2037(1)	209,570	212,483

		597,861

Security Description	Principal Amount(12)	Value (Note 2)

Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. REMIC FRS Series 2012-93, Class BF 1.41% (1 ML+0.40%) due 09/25/2042(1)	$247,133	$246,726

Government National Mtg. Assoc. — 0.0%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 1.42% (1 ML+0.55%) due 02/16/2040(1)	170,752	171,482

Uniform Mtg. Backed Securities — 5.1%
Uniform Mtg. Backed Securities 4.00% due June 30 TBA	44,000,000	44,017,187

Total U.S. Government Agencies
(cost $44,903,280)		45,033,256

U.S. GOVERNMENT TREASURIES — 54.5%
United States Treasury Bonds — 14.5%
United States Treasury Bonds TIPS(7) 0.13% due 02/15/2051	5,016,862	4,270,163
0.25% due 02/15/2050	41,207,697	35,944,057
0.63% due 02/15/2043	7,306,075	7,037,519
0.75% due 02/15/2042	7,418,526	7,372,354
0.75% due 02/15/2045	31,166,819	30,449,739
0.88% due 02/15/2047	10,208,709	10,335,620
1.00% due 02/15/2046	10,806,187	11,163,508
1.38% due 02/15/2044	5,283,791	5,863,614
2.13% due 02/15/2040	3,191,064	3,994,284
2.13% due 02/15/2041	5,472,291	6,853,136
2.50% due 02/15/2045(18)	3,040,000	2,632,569

		125,916,563

United States Treasury Notes — 40.0%
United States Treasury Notes TIPS(7) 0.13% due 04/15/2026	17,281,239	17,602,337
0.13% due 07/15/2026	25,370,706	25,911,320
0.13% due 01/15/2030	22,339,600	22,282,878
0.13% due 07/15/2030	51,554,416	51,534,781
0.13% due 07/15/2031	39,940,940	39,847,848
0.13% due 01/15/2032	34,216,944	34,059,225
0.25% due 07/15/2029	11,234,900	11,378,957
0.50% due 04/15/2024	8,699,777	9,012,425
0.50% due 01/15/2028	22,101,378	22,744,275
0.63% due 01/15/2026	15,299,306	15,898,728
0.75% due 07/15/2028	22,874,503	23,956,797
0.88% due 01/15/2029(11)	69,659,247	73,336,312

		347,565,883

Total U.S. Government Treasuries
(cost $508,626,399)		473,482,446

FOREIGN GOVERNMENT OBLIGATIONS — 29.8%
Regional Authority — 4.6%
Province of Ontario, Canada Bonds 2.00% due 12/01/2036(7)	CAD 49,294,235	39,700,712

Sovereign — 25.2%
Commonwealth of Australia Senior Notes 0.80% due 11/21/2027(7)	AUD 22,963,500	16,886,361
Commonwealth of Australia Senior Notes 2.00% due 08/21/2035(7)	AUD 12,500,000	11,768,114
Commonwealth of Australia Senior Notes 3.82% due 09/20/2025(7)	AUD 15,701,366	12,643,529

108

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(12)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Canada Bonds 2.00% due 12/01/2041(7)	CAD	25,084,559	$22,896,073
Government of Canada Bonds 4.00% due 12/01/2031(7)	CAD	27,687,390	28,529,077
Government of Canada Bonds 4.25% due 12/01/2026(7)	CAD	31,859,044	29,735,620
Government of New Zealand Notes 2.27% due 09/20/2025(7)	NZD	47,350,900	32,901,060
Government of New Zealand Bonds 2.50% due 09/20/2040(7)	NZD	15,000,000	12,129,826
Government of Romania Senior Notes 3.38% due 02/08/2038(7)	EUR	1,100,000	900,936
Government of Romania Senior Notes 4.63% due 04/03/2049(7)	EUR	1,850,000	1,693,301
Republic of Italy Bonds 0.40% due 04/11/2024*(7)	EUR	7,624,800	8,461,229
Republic of Italy Senior Notes 0.55% due 05/21/2026*(7)	EUR	34,912,752	38,193,465
United Mexican States Senior Notes 1.13% due 01/17/2030(7)	EUR	3,000,000	2,689,243

			219,427,834

Total Foreign Government Obligations
(cost $266,246,709)			259,128,546

LOANS(8)(9)(10) — 2.1%
Advertising Services — 0.0%
ABG Intermediate Holdings 2 LLC FRS BTL-B1 4.00% (SOFR4+3.50%) due 12/21/2028		160,000	153,000

Aerospace/Defense - Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 3.31% (1 ML+2.25%) due 05/30/2025		246,222	239,181

Airlines — 0.0%
United Airlines, Inc. FRS BTL-B 4.71% (1 ML+3.75%) due 04/21/2028		99,000	96,136

Airport Development/Maintenance — 0.0%
Brown Group Holding LLC FRS BTL-B 3.51% (3 ML+2.50%) due 06/07/2028		198,930	188,652

Alternative Waste Technology — 0.0%
Covanta Holding Corp. FRS BTL-B 3.56% (1 ML+2.50%) due 11/30/2028		93,031	90,783
Covanta Holding Corp. FRS BTL-C 3.56% (1 ML+2.50%) due 11/30/2028		6,969	6,800

			97,583

Security Description	Principal Amount(12)	Value (Note 2)

Applications Software — 0.0%
Mitnick Corp. Purchaser, Inc. FRS BTL 5.82% (SOFR4+4.75%) due 05/02/2029	$100,000	$97,125

Auto/Truck Parts & Equipment - Original — 0.0%
First Brands Group LLC FRS BTL 6.00% (SOFR4+5.00%) due 03/30/2027	114,087	108,668

Auto/Truck Parts & Equipment - Replacement — 0.0%
Adient US LLC FRS BTL-B 4.31% (1 ML+3.25%) due 04/10/2028	99,250	93,212

Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 3.30% (1 ML+2.50%) due 09/18/2026	224,527	221,534

Building & Construction Products - Misc. — 0.0%
Standard Industries, Inc. FRS BTL-B 3.79% (6 ML+2.50%) due 09/22/2028	79,719	77,992
Zurn LLC FRS BTL-B 3.31% (1 ML+2.25%) due 10/04/2028	109,725	107,119

		185,111

Building Products - Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 1.85% (1 ML+1.75%) due 03/01/2027	246,231	239,391

Building Products - Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lein 3.68% (1 ML+2.63%) due 02/01/2027	246,222	234,937

Building - Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML+4.25%) due 06/21/2024	148,517	131,586
Brand Industrial Services, Inc. FRS BTL 5.26% (3 ML+4.25%) due 06/21/2024	1,550	1,374
Brand Industrial Services, Inc. FRS BTL 5.43% (3 ML+4.25%) due 06/21/2024	46,832	41,493

		174,453

Building - Residential/Commercial — 0.0%
Installed Building Products, Inc. FRS BTL-B 3.31% (1 ML+2.25%) due 12/14/2028	99,750	98,191

109

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

LOANS (continued)
Cable/Satellite TV — 0.0%
Charter Communications Operating LLC FRS BTL-B2 2.81% (1 ML+1.75%) due 02/01/2027	$196,970	$192,661

Casino Hotels — 0.1%
Caesars Resort Collection LLC FRS BTL-B 3.81% (1 ML+2.75%) due 12/23/2024	369,216	362,161

Chemicals - Specialty — 0.1%
Diamod BC BV FRS BTL-B 3.81% (1 ML+2.75%) due 09/29/2028	625	593
Diamod BC BV FRS BTL-B 3.99% (3 ML+2.75%) due 09/29/2028	248,750	235,846
Tronox Finance LLC FRS BTL-B 3.26% (3 ML+2.25%) due 03/10/2028	162,883	156,949
Tronox Finance LLC FRS BTL-B 3.31% (1 ML+2.25%) due 03/10/2028	33,011	31,808
Tronox Finance LLC FRS BTL 3.37% (SOFR4+3.25%) due 04/04/2029	250,000	242,500

		667,696

Commercial Services — 0.1%
Brightview Landscapes LLC FRS BTL-B 4.28% (SOFR12+3.25%) due 04/20/2029	240,000	231,000
WW International, Inc. FRS BTL-B 4.56% (1 ML+3.50%) due 04/13/2028	94,500	78,022

		309,022

Commercial Services - Finance — 0.1%
Trans Union LLC FRS BTL-B6 3.31% (1 ML+2.25%) due 12/01/2028	208,432	203,169
WEX, Inc. FRS BTL 3.31% (1 ML+2.25%) due 03/31/2028	212,850	206,997

		410,166

Computer Data Security — 0.0%
McAfee Corp. FRS BTL-B 4.84% (SOFR12+4.00%) due 03/01/2029	130,000	122,850

Computer Services — 0.0%
Peraton Corp. FRS BTL-B 4.81% (1 ML+3.75%) due 02/01/2028	106,932	103,412

Security Description	Principal Amount(12)	Value (Note 2)

Consulting Services — 0.0%
AlixPartners LLP FRS BTL-B 3.25% (1 ML+2.75%) due 02/04/2028	$207,900	$200,006

Containers - Paper/Plastic — 0.1%
Clydesdale Acquisition Holdings, Inc. FRS BTL-B 5.38% (SOFR12+4.25%) due 04/13/2029	175,000	164,382
Proampac PG Borrower LLC FRS BTL 4.50% (1 ML+3.75%) due 11/03/2025	196,509	186,782

		351,164

Cosmetics & Toiletries — 0.0%
Sunshine Luxembourg VII SARL FRS BTL-B3 4.76% (3 ML+3.75%) due 10/01/2026	197,501	189,037

Cruise Lines — 0.0%
Carnival Corp. FRS BTL-B 4.00% (3 ML+3.25%) due 10/18/2028	209,475	200,049

Data Processing/Management — 0.1%
CCC Intelligent Solutions, Inc. FRS BTL-B 3.26% (3 ML+2.25%) due 09/21/2028	99,750	96,259
Dun & Bradstreet Corp. FRS BTL 4.27% (1 ML+3.25%) due 02/06/2026	468,628	453,515

		549,774

Diagnostic Equipment — 0.1%
Avantor, Inc. FRS BTL-B5 3.31% (1 ML+2.25%) due 11/08/2027	417,641	407,200

Disposable Medical Products — 0.0%
Medline Industries, Inc. FRS BTL-B 4.31% (1 ML+3.25%) due 10/23/2028	190,000	182,532

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL 3.06% (1 ML+2.00%) due 01/15/2027	246,212	237,749
KPAE Finance Sub, Inc. FRS BTL-B 4.74% (3 ML+3.50%) due 10/28/2027	113,850	109,011
Univar Solutions USA, Inc. FRS BTL-B6 2.81% (1 ML+1.75%) due 06/03/2028	223,313	219,070

		565,830

110

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

LOANS (continued)
Electric - Integrated — 0.0%
Exgen Renewables IV LLC FRS BTL 4.08% (3 ML+2.50%) due 12/15/2027	$115,309	$112,547

Enterprise Software/Service — 0.1%
E2open LLC FRS BTL-B 4.83% (3 ML+3.50%) due 02/04/2028	242,552	233,941
Hyland Software, Inc. FRS BTL 4.56% (1 ML+3.50%) due 07/01/2024	246,173	239,865
Solera LLC FRS BTL-B 5.06% (1 ML+4.00%) due 06/02/2028	119,400	113,985
Ultimate Software Group, Inc. FRS 1st Lien 4.76% (3 ML+3.75%) due 05/04/2026	246,212	238,210

		826,001

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 4.06% (1 ML+3.00%) due 06/15/2025	246,164	235,086
FleetCor Technologies Operating Co., LLC FRS BTL-B4 2.81% (1 ML+1.75%) due 04/28/2028	198,750	191,581

		426,667

Finance - Leasing Companies — 0.0%
Setanta Aircraft Leasing DAC FRS BTL-B 3.01% (3 ML+2.00%) due 11/05/2028	110,000	106,906

Food - Baking — 0.0%
Hostess Brands LLC FRS BTL 3.31% (1 ML+2.25%) due 08/03/2025	67,208	65,080
Hostess Brands LLC FRS BTL 3.49% (3 ML+2.25%) due 08/03/2025	179,004	173,335

		238,415

Food - Catering — 0.0%
Aramark Services, Inc. FRS BTL-B1 2.81% (1 ML+1.75%) due 03/11/2025	250,000	241,625

Food - Flour & Grain — 0.1%
CHG PPC Parent LLC FRS BTL 4.06% (1 ML+3.00%) due 12/08/2028	300,000	288,000

Food - Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 3.31% (1 ML+2.25%) due 01/29/2027	246,241	235,929

Security Description	Principal Amount(12)	Value (Note 2)

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 3.57% (3 ML+2.00%) due 09/13/2026	$147,227	$141,044
US Foods, Inc. FRS BTL-B 4.32% (3 ML+2.75%) due 11/22/2028	119,700	116,665

		257,709

Footwear & Related Apparel — 0.1%
Crocs, Inc. FRS BTL-B 3.50% (SOFR4+3.50%) due 02/17/2029	900	842
Crocs, Inc. FRS BTL-B 4.45% (SOFR4+3.50%) due 02/17/2029	359,100	335,758

		336,600

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL 3.88% (SOFR12+3.00%) due 04/14/2029	205,000	198,765

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. FRS BTL-B 3.06% (1 ML+2.00%) due 10/08/2028	119,700	118,927

Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 4.31% (1 ML+3.25%) due 05/09/2025	246,164	236,881
HUB International, Ltd. FRS BTL-B 4.00% (3 ML+3.00%) due 04/25/2025	639	613
HUB International, Ltd. FRS BTL-B 4.21% (3 ML+3.00%) due 04/25/2025	245,524	235,550
USI, Inc. FRS BTL 4.01% (3 ML+3.00%) due 05/16/2024	369,201	359,279

		832,323

Insurance - Multi-line — 0.0%
Acrisure LLC FRS BTL-B 4.56% (1 ML+3.50%) due 02/15/2027	246,231	232,483

Insurance - Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 4.18% (1 ML+3.13%) due 11/03/2023	163,734	159,641
Asurion LLC FRS BTL-B7 4.06% (1 ML+3.00%) due 11/03/2024	147,698	142,344

111

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

LOANS (continued)
Insurance - Property/Casualty (continued)
Sedgwick Claims Management Services, Inc. FRS BTL 4.31% (1 ML+3.25%) due 12/31/2025†	$246,183	$235,228

		537,213

Internet Content - Information/News — 0.0%
MH Sub I LLC FRS BTL 4.81% (1 ML+3.75%) due 09/13/2024†	236,391	228,561

Internet Security — 0.0%
Symantec Corp. FRS BTL-B TBD due 01/28/2029†	250,000	241,562

Lasers - System/Components — 0.0%
II-VI, Inc. FRS BTL-B TBD due 01/14/2028†	130,000	126,642

Leisure Products — 0.0%
Hayward Industries, Inc. FRS BTL 3.56% (1 ML+2.50%) due 05/30/2028†	114,138	110,143

Machinery - General Industrial — 0.0%
Vertical US Newco, Inc. FRS BTL-B 4.02% (6 ML+3.50%) due 07/30/2027†	246,273	237,038

Medical Information Systems — 0.0%
Zelis Payments Buyer, Inc. FRS BTL 4.30% (1 ML+3.50%) due 09/30/2026†	147,816	143,705

Medical Labs & Testing Services — 0.0%
ICON Luxembourg SARL FRS BTL 3.31% (3 ML+2.25%) due 07/03/2028†	68,242	67,161

Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL 3.56% (1 ML+2.75%) due 01/04/2026†	91,429	88,457

Medical - Drugs — 0.1%
Bausch Health Companies, Inc. FRS BTL-B TBD due 02/01/2027†	120,000	109,543
Indigo Merger Sub, Inc. FRS BTL 3.31% (3 ML+2.25%) due 07/03/2028†	17,002	16,733
Jazz Financing Lux SARL FRS BTL 4.56% (1 ML+3.50%) due 05/05/2028†	114,138	111,345
Organon & Co. FRS BTL 3.56% (3 ML+3.00%) due 06/02/2028†	120,521	117,508

		355,129

Security Description	Principal Amount(12)	Value (Note 2)

Medical - Hospitals — 0.0%
Surgery Center Holdings, Inc. FRS BTL 4.60% (1 ML+3.75%) due 08/31/2026†	$145,469	$139,064

Multimedia — 0.1%
EW Scripps Co. FRS BTL-B2 3.62% (1 ML+2.56%) due 05/01/2026†	270,833	263,047

Oil Companies - Exploration & Production — 0.0%
Southwestern Energy Co. FRS BTL 3.30% (SOFR4+2.50%) due 06/22/2027†	99,750	98,254

Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.56% (1 ML+2.50%) due 03/01/2024†	242,438	237,691

Pipelines — 0.0%
DT Midstream, Inc. FRS BTL-B 2.50% (6 ML+2.00%) due 06/26/2028†	45,923	45,729
Oryx Midstream Services Permian Basin LLC FRS BTL 4.71% (3 ML+3.25%) due 10/05/2028†	99,750	96,330

		142,059

Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 3.56% (1 ML+2.50%) due 02/01/2024†	300,000	296,250
UFC Holdings LLC FRS BTL-B 3.50% (6 ML+2.75%) due 04/29/2026†	164,102	158,687

		454,937

Protection/Safety — 0.0%
APX Group, Inc. FRS BTL-B 4.37% (1 ML+3.50%) due 07/10/2028†	109,430	104,451
APX Group, Inc. FRS BTL-B 6.00% (USFRBPLR+2.50%) due 07/10/2028†	20	19

		104,470

Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL-B TBD due 05/03/2029†	180,000	175,821

Retail - Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.81% (1 ML+2.75%) due 10/19/2027†	218,323	201,840

112

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

LOANS (continued)
Retail - Building Products — 0.1%
Beacon Roofing Supply, Inc. FRS BTL-B 3.31% (1 ML+2.25%) due 05/19/2028	$292,828	$282,701
White Cap Buyer LLC FRS BTL-B 4.78% (SOFR12+3.75%) due 10/19/2027	145,509	138,840

		421,541

Retail - Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 02/11/2028	99,250	92,985

Retail - Petroleum Products — 0.0%
Pilot Travel Centers LLC FRS BTL-B 3.13% (SOFR12+2.00%) due 08/04/2028	248,750	240,121

Retail - Restaurants — 0.1%
1011778 BC ULC FRS BTL-B 2.81% (1 ML+1.75%) due 11/19/2026	270,844	260,687
IRB Holding Corp. FRS BTL-B 3.89% (SOFR12+3.15%) due 12/15/2027	158,000	152,668

		413,355

Security Services — 0.0%
Verisure Holding AB FRS BTL 3.25% (6 ME+3.25%) due 03/27/2028(15)	EUR 245,000	247,604

Semiconductor Equipment — 0.1%
Entegris, Inc. FRS BTL-B TBD due 03/02/2029	330,000	325,600
MKS Instruments, Inc. FRS BTL-B TBD due 04/08/2029	250,000	245,625

		571,225

Special Purpose Entity — 0.0%
CeramTec AcquiCo GmbH FRS BTL-B 3.75% (3 ME+3.75%) due 03/16/2029(15)	EUR 200,000	201,738

Telecom Services — 0.0%
Frontier Communications Holdings LLC FRS BTL-B 4.81% (3 ML+3.75%) due 05/01/2028	99,000	94,297

Television — 0.0%
Gray Television, Inc. FRS BTL-C 3.30% (1 ML+2.50%) due 01/02/2026	250,000	241,979

Security Description	Principal Amount/ Shares(12)	Value (Note 2)

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 2.55% (1 ML+1.75%) due 08/01/2027	$241,787	$233,324

Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B 2.81% (1 ML+1.75%) due 02/15/2024	195,869	192,245

Total Loans
(cost $18,951,689)		18,396,839

MUNICIPAL BONDS & NOTES — 1.0%
City of New York, NY BABs General Obligation Bonds 5.99% due 12/01/2036	1,580,000	1,794,077
Commonwealth of Massachusetts General Obligation Bonds Series D 2.66% due 09/01/2039	2,091,342	1,765,302
Illinois State Toll Highway Authority BABs Revenue Bonds Series B 5.85% due 12/01/2034	1,520,000	1,748,340
State of California General Obligation Bonds 7.55% due 04/01/2039	1,275,000	1,754,736
State of Connecticut General Obligation Notes Series A 5.85% due 03/15/2032	1,630,000	1,833,888

Total Municipal Bonds & Notes
(cost $9,409,539)		8,896,343

ESCROWS AND LITIGATION TRUSTS — 0.0%
Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes(16) (cost $0)	1,000,000	2,100

Total Long-Term Investment Securities
(cost $940,069,963)		890,697,665

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(13)(14) (cost $46,200)	46,200	46,200

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $13,145,639 and collateralized by $13,321,200 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2028 and having an approximate value of $13,408,614. (cost $13,145,617)	13,145,617	13,145,617

TOTAL INVESTMENTS
(cost $953,261,780)(17)	104.0%	903,889,482
Liabilities in excess of other assets	(4.0)	(34,882,566)

NET ASSETS	100.0%	$869,006,916

113

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $116,556,244 representing 13.4% of net assets.

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Collateralized Mortgage Obligation
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2022.
(7)	Principal amount of security is adjusted for inflation.
(8)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)

At May 31, 2022, the Fund had loaned securities with a total value of $1,131,366. This was secured by collateral of $46,200, which was received in cash and subsequently invested in short-term investments currently valued at $46,200 as reported in the Portfolio of Investments. Additional collateral of $1,113,243 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Notes/Bonds	1.38% to 3.38%	11/15/2031 to 05/15/2052	$1,113,243
(14)	The rate shown is the 7-day yield as of May 31, 2022.
(15)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.
(16)	Securities classified as Level 3 (see Note 2).
(17)	See Note 5 for cost of investments on a tax basis.
(18)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.

BTL—Bank Term Loan

CLO—Collateralized Loan Obligation

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ME—3 Month Euribor

3 ML—3 Month USD LIBOR

6 ME—6 Month Euribor

6 ML—6 Month USD LIBOR

SOFR4—Secured Overnight Financing Rate 3 Month

SOFR12—Secured Overnight Financing Rate 1 Month

TSFR1M—Term Secured Overnight Financing Rate 1 Month

USFRBPLR—US Federal Reserve Bank Prime Loan Rate

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

NZD—New Zealand Dollar

USD—U.S. Dollar

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	3,430,000	USD	2,659,166	06/15/2022	$–	$(52,336)

BNP Paribas SA	EUR	1,586,000	USD	1,765,634	06/15/2022	61,956	–
	USD	2,259,209	CAD	2,900,000	06/15/2022	33,314	–

						95,270	–

Canadian Imperial Bank of Commerce	USD	1,478,430	AUD	1,950,000	06/15/2022	–	(78,749)

Credit Agricole SA	USD	10,206,016	EUR	9,655,000	06/15/2022	165,365	–

Deutsche Bank AG	CAD	5,775,000	USD	4,558,920	06/15/2022	–	(6,364)
	EUR	60,024,000	USD	67,264,095	06/15/2022	2,786,439	–
	EUR	334,000	USD	358,547	06/30/2022	–	(522)
	GBP	15,988,000	USD	21,454,537	06/15/2022	1,308,036	–

						4,094,475	(6,886)

Goldman Sachs International	EUR	1,467,000	USD	1,624,658	06/15/2022	48,810	–
	USD	1,667,730	CAD	2,130,000	06/15/2022	16,089	–

						64,899	–

114

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
HSBC Bank PLC	USD	1,626,281	CAD	2,110,000	06/15/2022	$41,727	$–
	USD	1,518,536	EUR	1,440,000	06/15/2022	28,309	–

						70,036	–

JPMorgan Chase Bank N.A	AUD	16,552,000	USD	11,682,205	06/15/2022	–	(198,568)
	USD	2,003,323	CAD	2,520,000	06/15/2022	–	(11,199)

						–	(209,767)

Morgan Stanley and Co. International PLC	USD	2,108,531	CAD	2,705,000	06/15/2022	29,840	–
	USD	1,879,519	EUR	1,706,000	06/15/2022	–	(46,937)
	USD	20,320,907	GBP	16,257,000	06/15/2022	164,561	–

						194,401	(46,937)

Royal Bank of Canada	NZD	54,401,000	USD	35,118,962	06/15/2022	1,633,749	–
	NZD	18,852,000	USD	12,220,658	06/15/2022	–	(60,489)

						1,633,749	(60,489)

Standard Chartered Bank	GBP	269,000	USD	338,498	06/15/2022	–	(470)

Toronto Dominion Bank	AUD	43,301,000	USD	31,744,180	06/15/2022	663,384	–
	CAD	163,588,000	USD	128,128,246	06/15/2022	–	(1,192,209)
	USD	1,417,740	CAD	1,795,000	06/15/2022	1,253	–

						664,637	(1,192,209)

UBS AG	USD	3,242,323	CAD	4,080,000	06/15/2022	–	(16,980)

						–	–

Unrealized Appreciation (Depreciation)						$6,982,832	$(1,664,823)

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

NZD—New Zealand Dollar

USD—U.S. Dollar

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
137	Long	Australian 10 Year Bond	June 2022	$11,957,869	$12,016,227	$58,358
448	Short	Canada 10 Year Bond	September 2022	45,306,464	44,985,950	320,514
673	Short	Canada 5 Year Bond	September 2022	61,007,440	60,965,601	41,839
161	Short	Euro-Bund	June 2022	27,018,652	26,197,594	821,058
13	Short	Euro-BUXL 30 Year Bonds	June 2022	2,375,281	2,263,687	111,594
35	Short	Long Gilt	September 2022	5,205,713	5,114,682	91,031
55	Short	U.S. Treasury 10 Year Ultra Notes	September 2022	7,119,387	7,066,640	52,747
91	Short	U.S. Treasury Long Bond	September 2022	12,821,581	12,688,812	132,769

						$1,629,910

						Unrealized (Depreciation)
256	Long	U.S. Treasury 2 Year Notes	September 2022	$54,096,924	$54,042,000	$(54,924)
257	Long	U.S. Treasury 10 Year Notes	September 2022	30,842,998	30,699,453	(143,545)
48	Long	U.S. Treasury Ultra Bonds	September 2022	7,585,791	7,476,000	(109,791)

						$(308,260)

		Net Unrealized Appreciation (Depreciation)				$1,321,650

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

115

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Over the Counter Interest Rate Swap Contracts
			Rates Exchanged			Value
Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency		Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
Bank of America N.A.	USD 75,000,000	04/15/2027	USD-12 Month-USCPI/Maturity	3.4295	%/Maturity	$—	$415,720
Goldman Sachs International	USD 12,000,000	04/15/2027	USD-12 Month-USCPI/Maturity	3.49	%/Maturity	—	29,877

						$—	$445,597

USCPI—United States Consumer Price Index

USD—United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)
	Fixed Deal Receive Rate / Payment Frequency				Value(4)
Payment Reference Obligations		Termination Date	Implied Credit Spread at May 30, 2022(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	06/20/2027	0.7980%	$17,500,000	$74,394	$89,641
CDX North America High Yield Index	5.000% /Quarterly	06/20/2027	4.6025%	2,500,000	(17,522)	58,150

					$56,872	$147,791

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

116

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$58,292,437	$—	$58,292,437
U.S. Corporate Bonds & Notes	—	23,993,960	—	23,993,960
Foreign Corporate Bonds & Notes	—	3,471,738	—	3,471,738
U.S. Government Agencies	—	45,033,256	—	45,033,256
U.S. Government Treasuries	—	473,482,446	—	473,482,446
Foreign Government Obligations	—	259,128,546	—	259,128,546
Loans	—	18,396,839	—	18,396,839
Municipal Bonds & Notes	—	8,896,343	—	8,896,343
Escrows and Litigation Trusts	—	—	2,100	2,100
Short-Term Investment Securities	46,200	—	—	46,200
Repurchase Agreements	—	13,145,617	—	13,145,617

Total Investment at Value	$46,200	$903,841,182	$2,100	$903,889,482

Other Financial Instruments:†
Over the Counter Interest Rate Swap Contracts	$—	$445,597	$—	$445,597
Centrally Cleared Credit Default Swaps on Credit
Indicies - Sell Protection	—	147,791	—	147,791
Futures Contracts	1,629,910	—	—	1,629,910
Forward Foreign Currency Contracts	—	6,982,832	—	6,982,832

Total Other Financial Instruments	$1,629,910	$7,576,220	$—	$9,206,130

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$308,260	$—	$—	$308,260
Forward Foreign Currency Contracts	—	1,664,823	—	1,664,823

Total Other Financial Instruments	$308,260	$1,664,823	$—	$1,973,083

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

117

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Medical — Drugs	8.7%
Banks — Commercial	5.3
Diversified Banking Institutions	4.3
Oil Companies — Integrated	3.7
Repurchase Agreements	3.2
Auto — Cars/Light Trucks	2.9
Exchange — Traded Funds	2.6
Food — Misc./Diversified	2.5
Registered Investment Companies	2.3
Semiconductor Equipment	2.1
Telephone — Integrated	2.0
Cosmetics & Toiletries	1.9
Insurance — Life/Health	1.8
Metal — Diversified	1.7
Electric — Integrated	1.5
Insurance — Multi — line	1.2
Chemicals — Diversified	1.2
Food — Retail	1.1
Textile — Apparel	1.1
Diversified Minerals	1.1
Chemicals — Specialty	1.1
Industrial Automated/Robotic	1.1
Beverages — Wine/Spirits	1.0
Insurance — Property/Casualty	1.0
Electronic Components — Misc.	1.0
Real Estate Investment Trusts	0.9
Tobacco	0.9
Import/Export	0.9
Finance — Other Services	0.9
Medical Products	0.9
Brewery	0.9
Computer Services	0.9
Audio/Video Products	0.8
Medical — Biomedical/Gene	0.8
Cellular Telecom	0.8
Power Converter/Supply Equipment	0.8
Diversified Manufacturing Operations	0.8
Commercial Services	0.8
Retail — Apparel/Shoe	0.8
Enterprise Software/Service	0.7
Building & Construction Products — Misc.	0.7
Electric — Generation	0.7
Machinery — Electrical	0.7
Machinery — General Industrial	0.7
Electronic Components — Semiconductors	0.7
Transport — Services	0.6
Building — Heavy Construction	0.6
Aerospace/Defense — Equipment	0.6
Apparel Manufacturers	0.6
Real Estate Operations & Development	0.5
Transport — Rail	0.5
Oil Companies — Exploration & Production	0.5
Industrial Gases	0.5
Retail — Jewelry	0.5
Commercial Services — Finance	0.5
Insurance — Reinsurance	0.5
Building Products — Cement	0.5
Paper & Related Products	0.5
Private Equity	0.5
Investment Companies	0.4
Internet Content — Information/News	0.4
Electric — Distribution	0.4
Medical Instruments	0.4
Soap & Cleaning Preparation	0.4
Auto/Truck Parts & Equipment — Original	0.4
Toys	0.4
Medical Labs & Testing Services	0.4
Building Products — Air & Heating	0.4
Distribution/Wholesale	0.4

Aerospace/Defense	0.4
Transport — Marine	0.4
Networking Products	0.4
Auto — Heavy Duty Trucks	0.4
U.S. Government Treasuries	0.4
Real Estate Management/Services	0.3
Machinery — Construction & Mining	0.3
Human Resources	0.3
Building — Residential/Commercial	0.3
Retail — Building Products	0.3
Office Automation & Equipment	0.3
Rubber — Tires	0.3
Optical Supplies	0.3
Athletic Footwear	0.3
Food — Dairy Products	0.3
Public Thoroughfares	0.3
Gas — Distribution	0.3
Electronic Measurement Instruments	0.3
Water	0.3
Metal — Iron	0.3
Steel — Producers	0.2
Gambling (Non — Hotel)	0.2
Oil Refining & Marketing	0.2
Food — Catering	0.2
Building & Construction — Misc.	0.2
E — Commerce/Products	0.2
Machinery — Farming	0.2
Investment Management/Advisor Services	0.2
Diversified Operations	0.2
Finance — Leasing Companies	0.2
Telecom Services	0.2
Energy — Alternate Sources	0.2
Resorts/Theme Parks	0.2
Food — Confectionery	0.2
Computer Aided Design	0.2
Dialysis Centers	0.2
Electric — Transmission	0.2
Publishing — Periodicals	0.2
Finance — Investment Banker/Broker	0.2
Electronic Security Devices	0.2
Advertising Services	0.2
Entertainment Software	0.1
Electric Products — Misc.	0.1
Hotels/Motels	0.1
Gold Mining	0.1
Coatings/Paint	0.1
Rental Auto/Equipment	0.1
Beverages — Non — alcoholic	0.1
Multimedia	0.1
Airport Development/Maintenance	0.1
Casino Hotels	0.1
Security Services	0.1
Computer Data Security	0.1
Machine Tools & Related Products	0.1
Music	0.1
Metal Processors & Fabrication	0.1
Semiconductor Components — Integrated Circuits	0.1
Fisheries	0.1
Casino Services	0.1
Computers — Integrated Systems	0.1
Diagnostic Kits	0.1
Miscellaneous Manufacturing	0.1
Advertising Agencies	0.1
Bicycle Manufacturing	0.1
Electronics — Military	0.1
Applications Software	0.1
Telecommunication Equipment	0.1
Consulting Services	0.1
MRI/Medical Diagnostic Imaging	0.1

118

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited) — (continued)

Industry Allocation* (continued)

Building — Maintenance & Services	0.1%
Building Products — Doors & Windows	0.1
Gas — Transportation	0.1
Diversified Operations/Commercial Services	0.1
Diagnostic Equipment	0.1
Internet Gambling	0.1
Metal — Aluminum	0.1
Computers — Periphery Equipment	0.1
Medical — Hospitals	0.1
Medical — Generic Drugs	0.1
Pipelines	0.1
Broadcast Services/Program	0.1
Web Portals/ISP	0.1
Agricultural Chemicals	0.1
Filtration/Separation Products	0.1
Wire & Cable Products	0.1
Steel Pipe & Tube	0.1
Respiratory Products	0.1
Internet Security	0.1
Advanced Materials	0.1
Food — Meat Products	0.1

100.5%

Country Allocation*

Japan	20.3%
United Kingdom	13.7
France	9.7
Switzerland	9.4
United States	8.4
Germany	7.4
Australia	7.3
Netherlands	5.1
Sweden	3.0
Denmark	2.5
Spain	2.3
Hong Kong	2.1
Italy	1.7
Finland	1.1
Singapore	1.1
Jersey	0.8
Belgium	0.8
Norway	0.7
Ireland	0.7
Cayman Islands	0.6
Israel	0.6
Luxembourg	0.3
New Zealand	0.2
Austria	0.2
Portugal	0.2
Bermuda	0.1
SupraNational	0.1
Isle of Man	0.1

100.5%

*	Calculated as a percentage of net assets

119

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.1%
Australia — 7.3%
Ampol, Ltd.	22,842	$544,992
APA Group#	112,676	917,559
Aristocrat Leisure, Ltd.	57,552	1,391,109
ASX, Ltd.#	18,488	1,071,038
Aurizon Holdings, Ltd.	176,440	507,828
Australia & New Zealand Banking Group, Ltd.	269,210	4,828,200
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	483,436	15,396,293
BlueScope Steel, Ltd.	47,206	611,166
Brambles, Ltd.	136,993	1,066,015
Cochlear, Ltd.	6,281	998,643
Coles Group, Ltd.	127,386	1,601,976
Commonwealth Bank of Australia	162,955	12,185,878
Computershare, Ltd.	51,889	861,019
Crown Resorts, Ltd.†	35,700	329,037
CSL, Ltd.	45,719	8,895,261
Dexus†	102,713	771,502
Domino’s Pizza Enterprises, Ltd.#	5,806	285,846
Endeavour Group, Ltd.	128,087	666,869
Evolution Mining, Ltd.	175,322	470,095
Fortescue Metals Group, Ltd.	161,717	2,319,315
Goodman Group	160,568	2,358,152
GPT Group	183,247	630,348
IDP Education, Ltd.#	19,970	342,611
Insurance Australia Group, Ltd.†#	235,409	738,624
Lendlease Corp., Ltd.	66,004	509,132
Lottery Corp, Ltd.†	212,952	724,390
Macquarie Group, Ltd.	32,364	4,304,138
Medibank Private, Ltd.	262,999	606,855
Mineral Resources, Ltd.	16,231	739,033
Mirvac Group	377,432	611,160
National Australia Bank, Ltd.	312,496	6,999,496
Newcrest Mining, Ltd.	78,183	1,377,352
Northern Star Resources, Ltd.	105,945	658,755
Orica, Ltd.#	39,005	451,886
Origin Energy, Ltd.	168,190	823,666
Qantas Airways, Ltd.†	88,585	349,097
QBE Insurance Group, Ltd.	141,116	1,215,209
Ramsay Health Care, Ltd.	17,486	979,962
REA Group, Ltd.	5,066	407,700
Reece, Ltd.#	27,864	319,357
Rio Tinto, Ltd.	35,450	2,898,011
Santos, Ltd.	307,268	1,801,164
Scentre Group	495,665	1,016,655
SEEK, Ltd.	32,197	557,810
Sonic Healthcare, Ltd.	43,521	1,144,062
South32, Ltd.	445,365	1,586,907
Stockland	227,967	653,290
Suncorp Group, Ltd.	120,575	980,404
Tabcorp Holdings, Ltd.	212,952	141,829
Telstra Corp., Ltd.	395,724	1,099,986
Transurban Group	293,152	3,017,285
Treasury Wine Estates, Ltd.	69,192	589,231
Vicinity Centres	370,903	501,837
Washington H. Soul Pattinson & Co., Ltd.	20,754	382,044
Wesfarmers, Ltd.	108,278	3,663,925
Westpac Banking Corp.	350,339	6,006,875
WiseTech Global, Ltd.	14,016	420,521
Woodside Energy Group, Ltd.	179,954	3,827,521
Woolworths Group, Ltd.	115,740	2,877,225

		114,033,146

Austria — 0.2%
Erste Group Bank AG	32,892	1,026,594
OMV AG	14,064	821,469

Security Description	Shares	Value (Note 2)

Austria (continued)
Raiffeisen Bank International AG	14,189	$188,476
Verbund AG#	6,527	649,263
voestalpine AG	11,125	325,851

		3,011,653

Belgium — 0.8%
Ageas SA/NV#	16,447	829,013
Anheuser-Busch InBev SA NV	82,944	4,702,653
Elia Group SA	2,961	487,605
Etablissements Franz Colruyt NV	5,105	165,753
Groupe Bruxelles Lambert SA	10,452	966,088
KBC Group NV	23,876	1,490,983
Proximus SADP	14,581	251,827
Sofina SA#	1,477	348,116
Solvay SA, Class A	7,078	692,843
UCB SA	12,073	1,065,545
Umicore SA	18,824	837,609

		11,838,035

Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	63,500	425,458
Hongkong Land Holdings, Ltd.	110,100	509,810
Jardine Matheson Holdings, Ltd.	20,586	1,191,951

		2,127,219

Cayman Islands — 0.6%
Budweiser Brewing Co. APAC, Ltd.*	165,000	436,235
Chow Tai Fook Jewellery Group, Ltd.	191,800	331,663
CK Asset Holdings, Ltd.	191,308	1,248,738
CK Hutchison Holdings, Ltd.	256,308	1,813,089
ESR Cayman, Ltd.†*	189,200	560,260
Futu Holdings, Ltd. ADR†#	4,880	179,145
Grab Holdings, Ltd., Class A†	103,658	275,730
Melco Resorts & Entertainment, Ltd. ADR†	20,645	116,438
Sands China, Ltd.†	232,800	439,341
Sea, Ltd. ADR†	30,503	2,521,378
SITC International Holdings Co., Ltd.	128,000	479,557
WH Group, Ltd.*	798,000	611,718
Wharf Real Estate Investment Co., Ltd.	159,000	767,865
Xinyi Glass Holdings, Ltd.	173,000	438,973

		10,220,130

Denmark — 2.5%
Ambu A/S, Class B	16,059	219,382
AP Moller - Maersk A/S, Series A	300	864,183
AP Moller - Maersk A/S, Series B	553	1,608,490
Carlsberg A/S, Class B	9,605	1,219,590
Chr. Hansen Holding A/S	10,073	754,684
Coloplast A/S, Class B	11,345	1,347,980
Danske Bank A/S	65,869	1,077,942
Demant A/S†	10,358	455,849
DSV A/S	19,481	3,198,194
Genmab A/S†	6,274	1,905,063
GN Store Nord A/S	11,920	469,588
Novo Nordisk A/S, Class B	160,810	17,804,834
Novozymes A/S, Class B	19,652	1,245,943
Orsted A/S*	18,065	2,043,843
Pandora A/S	9,566	774,615
ROCKWOOL International A/S, Class B	803	223,022
Tryg A/S	34,385	801,612
Vestas Wind Systems A/S	96,439	2,459,594

		38,474,408

Finland — 1.1%
Elisa Oyj	13,583	768,955
Fortum Oyj	42,488	786,631

120

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finland (continued)
Kesko Oyj, Class B	26,083	$653,739
Kone Oyj, Class B	32,458	1,657,242
Neste Oyj	40,401	1,856,879
Nokia Oyj	514,889	2,591,326
Nordea Bank Abp	306,151	3,117,207
Orion Oyj, Class B	10,170	417,494
Sampo Oyj, Class A	47,628	2,155,435
Stora Enso Oyj, Class R	55,556	1,077,010
UPM-Kymmene Oyj	50,970	1,808,453
Wartsila Oyj Abp	45,375	384,955

		17,275,326

France — 9.7%
Accor SA†	16,286	536,345
Aeroports de Paris†	2,846	425,811
Air Liquide SA	45,251	7,922,481
Alstom SA	30,301	828,667
Amundi SA*	5,826	339,652
Arkema SA	5,862	710,280
AXA SA	185,914	4,702,467
BioMerieux	3,971	418,015
BNP Paribas SA	107,417	6,143,842
Bollore SE	84,722	451,992
Bouygues SA	21,901	756,338
Bureau Veritas SA	28,080	811,104
Capgemini SE	15,312	2,974,041
Carrefour SA	59,276	1,211,654
Cie de Saint-Gobain	48,315	2,866,009
Cie Generale des Etablissements Michelin SCA	16,208	2,114,553
CNP Assurances	16,454	369,189
Covivio	4,986	364,217
Credit Agricole SA	118,111	1,311,521
Danone SA	62,388	3,671,397
Dassault Aviation SA	2,400	406,316
Dassault Systemes SE	63,487	2,674,437
Edenred	23,876	1,178,733
Eiffage SA	7,969	789,659
Electricite de France SA	52,282	463,717
Engie SA	174,421	2,345,349
EssilorLuxottica SA	27,449	4,432,992
Eurazeo SE	3,796	293,621
Euroapi SA†	4,721	68,624
Faurecia SE†	11,582	322,484
Gecina SA	4,401	517,899
Getlink SE	42,019	809,499
Hermes International	3,024	3,612,785
Ipsen SA	3,615	362,070
Kering SA	7,163	3,930,650
Klepierre SA	19,443	443,975
L’Oreal SA	23,965	8,472,008
La Francaise des Jeux SAEM*	9,154	334,082
Legrand SA	25,540	2,212,947
LVMH Moet Hennessy Louis Vuitton SE	26,511	17,049,105
Orange SA	190,520	2,383,295
Orpea SA	4,956	137,677
Pernod Ricard SA	20,007	3,927,457
Publicis Groupe SA	21,810	1,193,898
Remy Cointreau SA	2,178	401,247
Renault SA†	18,425	507,278
Safran SA	32,640	3,383,794
Sanofi	108,596	11,596,759
Sartorius Stedim Biotech	2,645	913,774
Schneider Electric SE	51,624	7,171,300
SEB SA	2,652	282,799
Societe Generale SA	77,420	2,086,414

Security Description	Shares	Value (Note 2)

France (continued)
Sodexo SA	8,449	$631,255
Teleperformance	5,609	1,861,854
Thales SA	10,188	1,243,463
TotalEnergies SE	239,545	14,162,799
Ubisoft Entertainment SA†	8,964	469,711
Valeo	22,011	489,609
Veolia Environnement SA	62,596	1,755,479
Vinci SA	51,427	4,961,888
Vivendi SE	74,214	885,300
Wendel SE	2,572	265,050
Worldline SA†*	22,775	930,279

		151,292,906

Germany — 7.4%
adidas AG	18,182	3,602,677
Allianz SE	39,006	8,170,010
BASF SE	87,712	4,829,366
Bayer AG	93,818	6,705,141
Bayerische Motoren Werke AG	31,619	2,738,057
Bayerische Motoren Werke AG (Preference Shares)	5,530	432,544
Bechtle AG	7,850	350,022
Beiersdorf AG	9,626	997,237
Brenntag SE	14,780	1,141,850
Carl Zeiss Meditec AG	3,858	514,783
Commerzbank AG†	95,677	829,752
Continental AG	10,505	803,668
Covestro AG*	18,450	841,782
Daimler Truck Holding AG†	39,295	1,224,735
Delivery Hero SE†*	15,574	597,787
Deutsche Bank AG	197,370	2,197,252
Deutsche Boerse AG	18,144	3,044,038
Deutsche Lufthansa AG†	57,296	419,978
Deutsche Post AG	94,661	3,914,168
Deutsche Telekom AG	309,524	6,354,481
E.ON SE	214,402	2,182,911
Evonik Industries AG	20,101	537,951
Fresenius Medical Care AG & Co. KGaA	19,586	1,191,050
Fresenius SE & Co. KGaA	39,998	1,368,946
Fuchs Petrolub SE (Preference Shares)	6,662	204,508
GEA Group AG	14,651	584,185
Hannover Rueck SE	5,758	879,756
HeidelbergCement AG	14,211	825,267
HelloFresh SE†	15,801	587,329
Henkel AG & Co. KGaA	9,924	668,434
Henkel AG & Co. KGaA (Preference Shares)	17,043	1,165,930
Infineon Technologies AG	124,711	3,874,790
KION Group AG	6,917	338,922
Knorr-Bremse AG	6,953	474,839
LANXESS AG	7,833	364,638
LEG Immobilien SE	6,968	716,784
Mercedes-Benz Group AG	81,733	5,810,176
Merck KGaA	12,342	2,319,312
MTU Aero Engines AG	5,102	1,007,652
Muenchener Rueckversicherungs-Gesellschaft AG	13,379	3,272,063
Nemetschek SE	5,536	395,005
Porsche Automobil Holding SE (Preference Shares)	14,648	1,197,943
Puma SE	10,082	749,257
Rational AG	490	318,294
RWE AG	61,348	2,703,063
SAP SE	99,720	9,933,638
Sartorius AG (Preference Shares)	2,507	1,010,698
Scout24 SE*	7,983	494,215
Siemens AG	73,055	9,602,546
Siemens Energy AG	38,166	735,225
Siemens Healthineers AG*	26,930	1,615,947

121

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Symrise AG	12,680	$1,398,597
Telefonica Deutschland Holding AG	99,794	317,000
Uniper SE	8,770	226,286
United Internet AG	9,298	304,772
Volkswagen AG	3,100	697,193
Volkswagen AG (Preference Shares)	17,723	2,944,759
Vonovia SE	70,454	2,681,893
Zalando SE†*	21,260	863,398

		116,274,500

Hong Kong — 2.1%
AIA Group, Ltd.	1,155,200	11,816,155
BOC Hong Kong Holdings, Ltd.	353,500	1,353,019
CLP Holdings, Ltd.	157,000	1,565,836
Galaxy Entertainment Group, Ltd.	208,000	1,107,897
Hang Lung Properties, Ltd.	194,000	362,312
Hang Seng Bank, Ltd.	73,000	1,274,961
Henderson Land Development Co., Ltd.	138,231	585,066
Hong Kong & China Gas Co., Ltd.	1,070,523	1,211,014
Hong Kong Exchanges & Clearing, Ltd.	115,000	4,929,542
Link REIT	199,600	1,806,214
MTR Corp., Ltd.	148,000	798,569
New World Development Co., Ltd.	143,750	547,726
Power Assets Holdings, Ltd.	132,500	865,577
Sino Land Co., Ltd.	318,000	449,294
Sun Hung Kai Properties, Ltd.	124,500	1,516,727
Swire Pacific, Ltd., Class A	47,500	287,282
Swire Properties, Ltd.	112,200	273,639
Techtronic Industries Co., Ltd.	131,500	1,705,662

		32,456,492

Ireland — 0.7%
CRH PLC	73,773	3,052,732
DCC PLC	9,417	666,386
Flutter Entertainment PLC†#	15,917	1,941,740
James Hardie Industries PLC CDI	42,508	1,096,483
Kerry Group PLC, Class A	15,199	1,571,433
Kingspan Group PLC	14,734	1,213,104
Smurfit Kappa Group PLC	23,540	952,677

		10,494,555

Isle of Man — 0.1%
Entain PLC†	56,000	1,033,204

Israel — 0.6%
Azrieli Group, Ltd.	4,068	305,532
Bank Hapoalim BM	108,483	1,006,166
Bank Leumi Le-Israel BM	138,747	1,381,864
Check Point Software Technologies, Ltd.†	10,093	1,262,432
CyberArk Software, Ltd.†	3,826	531,431
Elbit Systems, Ltd.	2,542	517,100
Fiverr International, Ltd.†#	2,800	118,468
ICL Group, Ltd.	67,448	750,366
Inmode, Ltd.†	4,700	126,007
Israel Discount Bank, Ltd., Class A	111,160	631,009
Kornit Digital, Ltd.†	4,400	184,668
Mizrahi Tefahot Bank, Ltd.	13,456	442,766
NICE, Ltd.†	6,028	1,200,451
Teva Pharmaceutical Industries, Ltd. ADR†	105,413	959,258
Wix.com, Ltd.†	5,484	345,547

		9,763,065

Italy — 1.7%
Amplifon SpA	11,935	411,201
Assicurazioni Generali SpA#	105,691	1,924,832
Atlantia SpA	47,316	1,147,682

Security Description	Shares	Value (Note 2)

Italy (continued)
DiaSorin SpA#	2,413	$317,567
Enel SpA	776,708	5,045,352
Eni SpA#	241,026	3,651,143
FinecoBank Banca Fineco SpA	58,243	824,829
Infrastrutture Wireless Italiane SpA#*	32,214	358,642
Intesa Sanpaolo SpA	1,577,215	3,444,654
Mediobanca Banca di Credito Finanziario SpA	59,535	611,520
Moncler SpA	19,636	943,868
Nexi SpA†#*	50,048	509,870
Poste Italiane SpA*	50,079	542,414
Prysmian SpA	24,327	785,951
Recordati Industria Chimica e Farmaceutica SpA	10,023	448,974
Snam SpA	192,571	1,118,953
Telecom Italia SpA#	955,110	305,190
Terna - Rete Elettrica Nazionale SpA	134,363	1,138,603
UniCredit SpA	201,959	2,368,726

		25,899,971

Japan — 20.3%
Advantest Corp.	19,100	1,310,984
Aeon Co., Ltd.#	62,400	1,140,342
AGC, Inc.	18,500	695,278
Aisin Corp.	14,100	461,089
Ajinomoto Co., Inc.	44,600	1,083,120
ANA Holdings, Inc.†#	15,300	301,010
Asahi Group Holdings, Ltd.	43,600	1,465,648
Asahi Intecc Co., Ltd.#	20,700	312,125
Asahi Kasei Corp.	120,000	968,850
Astellas Pharma, Inc.	177,800	2,844,659
Azbil Corp.	11,800	348,153
Bandai Namco Holdings, Inc.	19,100	1,424,103
Benefit One, Inc.#	7,700	119,905
Bridgestone Corp.	54,500	2,145,130
Brother Industries, Ltd.	22,600	415,698
Canon, Inc.	95,500	2,399,841
Capcom Co., Ltd.	16,800	476,819
Central Japan Railway Co.	13,800	1,713,947
Chiba Bank, Ltd.	50,800	261,322
Chubu Electric Power Co., Inc.	61,500	616,435
Chugai Pharmaceutical Co., Ltd.	64,100	1,752,817
Concordia Financial Group, Ltd.	104,400	353,112
Cosmos Pharmaceutical Corp.#	1,910	180,778
CyberAgent, Inc.	38,596	415,032
Dai Nippon Printing Co., Ltd.	21,200	482,677
Dai-ichi Life Holdings, Inc.	96,000	1,965,842
Daifuku Co., Ltd.	9,691	607,914
Daiichi Sankyo Co., Ltd.	167,300	4,437,814
Daikin Industries, Ltd.	23,800	3,806,349
Daito Trust Construction Co., Ltd.	6,200	547,131
Daiwa House Industry Co., Ltd.	54,100	1,301,170
Daiwa House REIT Investment Corp.	210	519,162
Daiwa Securities Group, Inc.	137,900	669,046
Denso Corp.	41,400	2,520,723
Dentsu Group, Inc.	20,700	689,244
Disco Corp.	2,800	759,250
East Japan Railway Co.	28,900	1,481,027
Eisai Co., Ltd.	22,700	931,760
ENEOS Holdings, Inc.	293,100	1,176,668
FANUC Corp.	18,300	2,984,197
Fast Retailing Co., Ltd.#	5,600	2,703,782
Fuji Electric Co., Ltd.	12,100	569,080
FUJIFILM Holdings Corp.	34,400	1,890,850
Fujitsu, Ltd.	18,800	2,815,263
GLP J-REIT	408	524,732
GMO Payment Gateway, Inc.	4,000	329,681

122

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Hakuhodo DY Holdings, Inc.	22,400	$227,980
Hamamatsu Photonics KK	13,400	624,882
Hankyu Hanshin Holdings, Inc.	21,900	586,175
Hikari Tsushin, Inc.	2,000	226,170
Hino Motors, Ltd.	27,500	152,795
Hirose Electric Co., Ltd.	3,135	436,170
Hitachi Construction Machinery Co., Ltd.	10,300	241,002
Hitachi Metals, Ltd.†	20,600	330,239
Hitachi, Ltd.	92,500	4,836,059
Honda Motor Co., Ltd.	155,700	3,868,418
Hoshizaki Corp.	5,200	307,323
Hoya Corp.	35,300	3,768,073
Hulic Co., Ltd.	36,700	299,524
Ibiden Co., Ltd.	10,100	368,446
Idemitsu Kosan Co., Ltd.	19,876	534,303
Iida Group Holdings Co., Ltd.	14,100	222,572
Inpex Corp.	97,700	1,253,084
Isuzu Motors, Ltd.	55,700	651,092
Ito En, Ltd.	5,143	217,951
ITOCHU Corp.	113,500	3,247,532
Itochu Techno-Solutions Corp.	9,200	228,859
Japan Airlines Co., Ltd.†	13,800	250,544
Japan Exchange Group, Inc.	48,800	768,662
Japan Metropolitan Fund Investment Corp.	667	563,734
Japan Post Bank Co., Ltd.	39,400	301,092
Japan Post Holdings Co., Ltd.	233,900	1,745,861
Japan Post Insurance Co., Ltd.	19,100	315,106
Japan Real Estate Investment Corp.	119	590,030
Japan Tobacco, Inc.	114,600	2,080,504
JFE Holdings, Inc.	46,900	576,583
JSR Corp.	19,400	611,854
Kajima Corp.	42,900	460,789
Kakaku.com, Inc.	12,700	250,918
Kansai Electric Power Co., Inc.	67,200	654,686
Kansai Paint Co., Ltd.	17,000	210,706
Kao Corp.	45,400	1,827,672
KDDI Corp.	154,000	5,361,086
Keio Corp.#	9,800	326,736
Keisei Electric Railway Co., Ltd.#	12,300	320,037
Keyence Corp.	18,600	7,418,218
Kikkoman Corp.	13,900	740,480
Kintetsu Group Holdings Co., Ltd.#	16,400	478,403
Kirin Holdings Co., Ltd.	78,600	1,214,479
Kobayashi Pharmaceutical Co., Ltd.	5,101	341,795
Kobe Bussan Co., Ltd.#	13,040	315,077
Koei Tecmo Holdings Co, Ltd.	5,630	198,864
Koito Manufacturing Co., Ltd.	10,000	364,543
Komatsu, Ltd.	83,600	2,067,685
Konami Holdings Corp.	8,900	608,063
Kose Corp.#	3,179	287,103
Kubota Corp.	98,100	1,802,295
Kurita Water Industries, Ltd.	9,400	364,731
Kyocera Corp.	30,600	1,721,455
Kyowa Kirin Co., Ltd.	25,800	555,112
Lasertec Corp.†	7,225	1,053,521
Lawson, Inc.	4,800	169,519
Lion Corp.	21,500	239,869
LIXIL Corp.	25,500	484,911
M3, Inc.	42,100	1,214,451
Makita Corp.	21,400	583,219
Marubeni Corp.	149,400	1,566,034
Mazda Motor Corp.	54,500	459,246
McDonald’s Holdings Co. Japan, Ltd.#	7,600	295,684
Medipal Holdings Corp.	17,600	246,237
MEIJI Holdings Co., Ltd.	11,700	575,812

Security Description	Shares	Value (Note 2)

Japan (continued)
Mercari, Inc.†#	9,900	$165,259
Minebea Mitsumi, Inc.	34,700	645,669
MISUMI Group, Inc.	27,100	610,801
Mitsubishi Chemical Holdings Corp.	122,300	721,644
Mitsubishi Corp.	120,600	4,140,454
Mitsubishi Electric Corp.	174,300	1,910,785
Mitsubishi Estate Co., Ltd.	112,900	1,670,153
Mitsubishi Gas Chemical Co., Inc.	15,100	244,355
Mitsubishi HC Capital, Inc.	63,300	300,739
Mitsubishi Heavy Industries, Ltd.	30,600	1,162,746
Mitsubishi UFJ Financial Group, Inc.	1,141,500	6,459,975
Mitsui & Co., Ltd.	149,000	3,733,299
Mitsui Chemicals, Inc.	17,600	429,781
Mitsui Fudosan Co., Ltd.	87,700	1,913,629
Mitsui OSK Lines, Ltd.	32,700	872,655
Miura Co., Ltd.	8,336	187,093
Mizuho Financial Group, Inc.	230,320	2,720,559
MonotaRO Co., Ltd.#	24,000	350,590
MS&AD Insurance Group Holdings, Inc.	42,500	1,348,752
Murata Manufacturing Co., Ltd.	54,900	3,537,360
NEC Corp.	23,400	943,275
Nexon Co., Ltd.	47,200	1,170,280
NGK Insulators, Ltd.	24,200	358,972
Nidec Corp.	42,700	2,865,211
Nihon M&A Center Holdings, Inc.	28,948	334,397
Nintendo Co., Ltd.	10,500	4,673,502
Nippon Building Fund, Inc.#	142	771,706
Nippon Express Holdings, Inc.	7,300	421,413
Nippon Paint Holdings Co., Ltd.	79,200	586,171
Nippon Prologis REIT, Inc.	197	524,470
Nippon Sanso Holdings Corp.	14,500	271,900
Nippon Shinyaku Co., Ltd.	4,700	290,083
Nippon Steel Corp.	81,800	1,418,949
Nippon Telegraph & Telephone Corp.	114,100	3,468,209
Nippon Yusen KK	15,400	1,276,851
Nissan Chemical Corp.	11,600	652,741
Nissan Motor Co., Ltd.	221,700	858,238
Nisshin Seifun Group, Inc.	19,000	221,796
Nissin Foods Holdings Co., Ltd.	6,100	398,700
Nitori Holdings Co., Ltd.	7,600	767,006
Nitto Denko Corp.	13,600	983,772
Nomura Holdings, Inc.	293,400	1,157,171
Nomura Real Estate Holdings, Inc.	11,300	282,342
Nomura Real Estate Master Fund, Inc.	405	527,493
Nomura Research Institute, Ltd.	32,100	881,417
NTT Data Corp.	60,300	943,709
Obayashi Corp.	62,200	440,093
OBIC Co., Ltd.	6,700	989,099
Odakyu Electric Railway Co., Ltd.#	28,099	370,013
Oji Holdings Corp.	77,800	342,260
Olympus Corp.	105,600	2,200,536
Omron Corp.	17,700	1,015,984
Ono Pharmaceutical Co., Ltd.	35,300	932,792
Open House Group Co., Ltd.	7,800	324,399
Oracle Corp. Japan†#	3,700	224,102
Oriental Land Co., Ltd.	19,100	2,844,569
ORIX Corp.	116,600	2,213,856
Orix JREIT, Inc.	251	362,739
Osaka Gas Co., Ltd.	35,900	670,537
Otsuka Corp.	10,900	344,723
Otsuka Holdings Co., Ltd.	37,300	1,240,267
Pan Pacific International Holdings Corp.	39,500	606,864
Panasonic Holdings Corp.	210,930	1,932,480
Persol Holdings Co., Ltd.	16,974	328,680
Pola Orbis Holdings, Inc.	8,832	107,807

123

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Rakuten Group, Inc.	83,100	$465,535
Recruit Holdings Co., Ltd.	129,583	4,736,168
Renesas Electronics Corp.†	120,400	1,413,458
Resona Holdings, Inc.	197,100	733,925
Ricoh Co., Ltd.	64,000	536,127
Rinnai Corp.	3,300	228,003
Rohm Co., Ltd.	8,400	689,392
Ryohin Keikaku Co., Ltd.	24,240	257,137
Santen Pharmaceutical Co., Ltd.	34,500	278,506
SBI Holdings, Inc.	23,400	474,129
SCSK Corp.	15,042	251,468
Secom Co., Ltd.	20,000	1,317,907
Seiko Epson Corp.	26,800	447,691
Sekisui Chemical Co., Ltd.	36,000	515,508
Sekisui House, Ltd.	58,900	1,046,800
Seven & i Holdings Co., Ltd.	72,000	3,020,552
SG Holdings Co., Ltd.	30,656	551,011
Sharp Corp.	20,500	166,320
Shimadzu Corp.	22,600	827,700
Shimano, Inc.	7,100	1,250,187
Shimizu Corp.	52,900	280,821
Shin-Etsu Chemical Co., Ltd.	33,800	4,789,609
Shionogi & Co., Ltd.	25,300	1,348,460
Shiseido Co., Ltd.	38,200	1,604,292
Shizuoka Bank, Ltd.	42,800	249,950
SMC Corp.	5,500	2,830,890
SoftBank Corp.	274,300	3,147,778
SoftBank Group Corp.	115,200	4,782,514
Sohgo Security Services Co., Ltd.	6,800	187,779
Sompo Holdings, Inc.	29,900	1,355,318
Sony Group Corp.	120,400	11,327,607
Square Enix Holdings Co., Ltd.	8,200	407,208
Stanley Electric Co., Ltd.	12,400	224,500
Subaru Corp.	58,800	1,013,618
SUMCO Corp.	31,904	515,281
Sumitomo Pharma Co., Ltd.	17,200	147,112
Sumitomo Chemical Co., Ltd.	142,300	585,192
Sumitomo Corp.	107,700	1,543,430
Sumitomo Electric Industries, Ltd.	72,000	793,932
Sumitomo Metal Mining Co., Ltd.	23,600	990,479
Sumitomo Mitsui Financial Group, Inc.	124,700	3,815,266
Sumitomo Mitsui Trust Holdings, Inc.	32,300	974,310
Sumitomo Realty & Development Co., Ltd.	29,500	793,771
Suntory Beverage & Food, Ltd.	13,300	497,171
Suzuki Motor Corp.	35,200	1,039,314
Sysmex Corp.	16,000	1,039,277
T&D Holdings, Inc.	50,600	580,145
Taisei Corp.	18,200	544,965
Taisho Pharmaceutical Holdings Co., Ltd.	3,700	142,276
Takeda Pharmaceutical Co., Ltd.	151,100	4,343,602
TDK Corp.	37,100	1,278,734
Terumo Corp.	61,600	1,988,357
TIS, Inc.	20,356	532,069
Tobu Railway Co., Ltd.#	18,000	402,768
Toho Co., Ltd.	10,700	421,995
Tokio Marine Holdings, Inc.	59,900	3,465,764
Tokyo Century Corp.#	3,516	117,400
Tokyo Electric Power Co. Holdings, Inc.†	146,300	545,961
Tokyo Electron, Ltd.	14,300	6,548,702
Tokyo Gas Co., Ltd.	35,800	698,029
Tokyu Corp.#	47,700	540,318
Toppan, Inc.	25,100	471,479
Toray Industries, Inc.	132,400	683,202
Toshiba Corp.	37,200	1,668,089
Tosoh Corp.	24,900	361,493

Security Description	Shares	Value (Note 2)

Japan (continued)
TOTO, Ltd.	13,500	$454,605
Toyo Suisan Kaisha, Ltd.	8,500	317,304
Toyota Industries Corp.	14,000	898,116
Toyota Motor Corp.	1,012,700	16,816,847
Toyota Tsusho Corp.	20,300	773,124
Trend Micro, Inc.	12,800	750,091
Tsuruha Holdings, Inc.	3,804	207,513
Unicharm Corp.	38,500	1,318,550
USS Co., Ltd.	20,999	382,367
Welcia Holdings Co., Ltd.	9,000	181,080
West Japan Railway Co.	21,000	773,574
Yakult Honsha Co., Ltd.	12,200	670,330
Yamaha Corp.	12,800	526,782
Yamaha Motor Co., Ltd.	28,500	576,386
Yamato Holdings Co., Ltd.	27,900	483,256
Yaskawa Electric Corp.	22,900	793,640
Yokogawa Electric Corp.	21,900	394,005
Z Holdings Corp.	256,300	843,770
ZOZO, Inc.	11,893	253,834

		318,042,411

Jersey — 0.8%
Experian PLC	88,126	2,952,452
Ferguson PLC	21,111	2,538,073
Glencore PLC	947,007	6,227,923
WPP PLC	111,509	1,294,112

		13,012,560

Luxembourg — 0.3%
ArcelorMittal SA	61,006	1,965,013
Aroundtown SA	95,765	448,870
Eurofins Scientific SE	12,834	1,197,482
InPost SA†#	19,171	131,686
Tenaris SA	45,264	756,224

		4,499,275

Netherlands — 5.1%
ABN AMRO Bank NV CVA#*	40,546	475,429
Adyen NV†*	1,894	2,949,521
Aegon NV#	170,973	914,024
AerCap Holdings NV†	12,862	635,897
Airbus SE	56,301	6,596,367
Akzo Nobel NV	17,901	1,564,628
Argenx SE†	4,385	1,358,029
ASM International NV	4,472	1,391,251
ASML Holding NV	39,472	22,761,558
CNH Industrial NV	97,722	1,456,887
Davide Campari-Milano NV	50,105	535,288
Euronext NV*	8,197	709,941
EXOR NV	10,357	765,164
Ferrari NV	12,037	2,346,842
Heineken Holding NV	11,002	873,219
Heineken NV#	24,753	2,495,677
IMCD NV#	5,452	818,761
ING Groep NV	372,826	4,218,563
JDE Peet’s NV	9,603	281,603
Just Eat Takeaway.com NV†*	17,248	385,964
Koninklijke Ahold Delhaize NV	99,863	2,757,257
Koninklijke DSM NV	16,691	2,821,683
Koninklijke KPN NV	321,086	1,169,777
Koninklijke Philips NV	87,609	2,259,057
NN Group NV	25,847	1,286,817
Prosus NV	89,112	4,627,548
QIAGEN NV†	22,043	1,014,211
Randstad NV#	11,419	645,267

124

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Netherlands (continued)
Stellantis NV	194,451	$2,914,484
STMicroelectronics NV	65,217	2,609,689
Universal Music Group NV	69,269	1,555,611
Wolters Kluwer NV	25,069	2,481,288

		79,677,302

New Zealand — 0.2%
Auckland International Airport, Ltd.†	119,986	583,814
Fisher & Paykel Healthcare Corp., Ltd.	55,106	751,933
Mercury NZ, Ltd.	65,291	233,621
Meridian Energy, Ltd.	122,795	375,180
Ryman Healthcare, Ltd.#	40,738	264,964
Spark New Zealand, Ltd.	178,972	565,972
Xero, Ltd.†	12,789	815,053

		3,590,537

Norway — 0.7%
Adevinta ASA†	27,830	233,678
Aker BP ASA#	12,057	516,912
DNB Bank ASA	88,833	1,800,912
Equinor ASA	93,330	3,533,297
Gjensidige Forsikring ASA	19,171	418,236
Mowi ASA	41,975	1,093,716
Norsk Hydro ASA	128,429	1,027,207
Orkla ASA	71,725	565,055
Schibsted ASA, Class A#	7,009	148,507
Schibsted ASA, Class B	9,331	172,610
Telenor ASA	66,822	922,329
Yara International ASA	15,839	819,792

		11,252,251

Portugal — 0.2%
Banco Espirito Santo SA†(1)	213,818	0
EDP — Energias de Portugal SA	265,554	1,332,641
Galp Energia SGPS SA	47,869	626,247
Jeronimo Martins SGPS SA	27,090	555,005

		2,513,893

Singapore — 1.1%
Ascendas Real Estate Investment Trust	321,024	653,064
CapitaLand Integrated Commercial Trust†	464,768	741,769
Capitaland Investment, Ltd.	252,000	725,345
CDL Hospitality Trusts	6,232	5,676
City Developments, Ltd.	39,200	235,921
DBS Group Holdings, Ltd.	173,000	3,897,976
Genting Singapore, Ltd.	579,600	329,398
Keppel Corp., Ltd.	139,600	700,891
Mapletree Commercial Trust	206,900	268,525
Mapletree Logistics Trust	298,378	356,636
Oversea-Chinese Banking Corp., Ltd.	323,400	2,787,414
Singapore Airlines, Ltd.†#	128,449	518,424
Singapore Exchange, Ltd.	77,000	534,933
Singapore Technologies Engineering, Ltd.	149,700	449,122
Singapore Telecommunications, Ltd.	788,500	1,488,501
United Overseas Bank, Ltd.	112,700	2,420,878
UOL Group, Ltd.	44,500	241,669
Venture Corp., Ltd.	26,552	346,631
Wilmar International, Ltd.	183,400	557,451

		17,260,224

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA#	22,257	631,749
Aena SME SA†*	7,162	1,094,744
Amadeus IT Group SA†	43,021	2,676,793
Banco Bilbao Vizcaya Argentaria SA	636,762	3,486,791

Security Description	Shares	Value (Note 2)

Spain (continued)
Banco Santander SA†#	1,655,976	$5,352,284
CaixaBank SA	423,371	1,534,002
Cellnex Telecom SA*	48,655	2,197,035
EDP Renovaveis SA	27,519	675,024
Enagas SA#	23,857	546,064
Endesa SA	30,332	672,037
Ferrovial SA	46,323	1,195,881
Ferrovial SA†	532	13,724
Grifols SA#	28,593	601,722
Iberdrola SA	556,266	6,593,189
Industria de Diseno Textil SA	104,171	2,505,881
Naturgy Energy Group SA#	18,589	562,214
Red Electrica Corp. SA	41,337	856,489
Repsol SA	138,568	2,215,329
Siemens Gamesa Renewable Energy SA†#	22,852	441,349
Telefonica SA#	503,212	2,722,144

		36,574,445

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	254,269	243,330
HKT Trust & HKT, Ltd.	363,000	499,046
Unibail-Rodamco-Westfield†	11,912	838,760

		1,581,136

Sweden — 3.0%
Alfa Laval AB	30,043	813,414
Assa Abloy AB, Class B	95,716	2,359,528
Atlas Copco AB, Class A	256,608	2,880,826
Atlas Copco AB, Class A (Redemption Shares)†	64,152	52,420
Atlas Copco AB, Class B	148,948	1,442,699
Atlas Copco AB, Class B (Redemption Shares)†	37,237	30,427
Boliden AB	26,119	1,099,064
Boliden AB (Redemption Shares)†	26,119	41,401
Electrolux AB, Class B	21,620	336,633
Embracer Group AB†	53,441	486,180
Epiroc AB, Class A	63,042	1,223,082
Epiroc AB, Class B	37,176	626,198
EQT AB	28,305	833,645
Essity AB, Class B	58,218	1,528,061
Evolution AB*	16,434	1,724,333
Fastighets AB Balder, Class B†	60,480	437,286
Getinge AB, Class B	21,881	634,409
Hennes & Mauritz AB, Class B	69,865	965,392
Hexagon AB, Class B	185,877	2,264,913
Husqvarna AB, Class B	40,108	361,927
Industrivarden AB, Class A	12,489	324,385
Industrivarden AB, Class C	15,486	402,376
Investment AB Latour, Class B	14,191	349,511
Investor AB, Class A	47,508	992,671
Investor AB, Class B	174,113	3,269,711
Kinnevik AB, Class B†	23,188	463,689
L E Lundbergforetagen AB, Class B	7,285	359,229
Lifco AB	22,300	460,148
Lundin Energy AB	19,113	919,575
Nibe Industrier AB, Class B	136,447	1,191,977
Sagax AB, Class B	15,406	420,057
Sandvik AB	107,811	2,215,226
Securitas AB, Class B	30,014	320,848
Sinch AB†*	49,965	241,700
Skandinaviska Enskilda Banken AB, Class A	155,423	1,720,159
Skanska AB, Class B	32,487	561,601
SKF AB, Class B	36,581	647,177
Svenska Cellulosa AB SCA, Class B	57,858	1,049,401
Svenska Handelsbanken AB, Class A	139,530	1,375,020

125

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Sweden (continued)
Swedbank AB, Class A	86,482	$1,309,486
Swedish Match AB	150,885	1,560,545
Tele2 AB, Class B	47,829	585,240
Telefonaktiebolaget LM Ericsson, Class B	278,734	2,262,974
Telia Co. AB	253,856	1,041,133
Volvo AB, Class A	19,052	349,834
Volvo AB, Class B	136,596	2,399,307

		46,934,818

Switzerland — 9.4%
ABB, Ltd.	156,855	4,852,700
Adecco Group AG	15,262	596,261
Alcon, Inc.	47,720	3,577,479
Bachem Holding AG	2,965	232,863
Baloise Holding AG	4,374	745,537
Barry Callebaut AG	341	749,269
Chocoladefabriken Lindt & Spruengli AG	10	1,036,819
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	102	1,025,631
Cie Financiere Richemont SA	49,849	5,550,877
Clariant AG#	20,682	398,235
Coca-Cola HBC AG	19,224	423,906
Credit Suisse Group AG	253,138	1,788,048
EMS-Chemie Holding AG	670	573,854
Geberit AG	3,426	1,881,139
Givaudan SA	882	3,247,025
Holcim, Ltd.	49,996	2,484,133
Julius Baer Group, Ltd.	21,163	1,092,939
Kuehne & Nagel International AG	5,189	1,370,154
Logitech International SA	16,560	1,011,220
Lonza Group AG	7,111	4,288,083
Nestle SA	268,823	32,894,106
Novartis AG	209,231	18,994,733
Partners Group Holding AG	2,167	2,331,007
Roche Holding AG (BR)	3,061	1,195,909
Roche Holding AG (NES)	67,092	22,838,935
Schindler Holding AG (Participation Certificate)	3,888	798,620
Schindler Holding AG	1,929	386,115
SGS SA	573	1,426,162
Sika AG#	13,550	3,753,252
Sonova Holding AG	5,128	1,821,252
Straumann Holding AG	9,880	1,263,362
Swatch Group AG (TRQX)	5,043	246,361
Swatch Group AG (XEGT)#	2,764	713,904
Swiss Life Holding AG	3,011	1,706,743
Swiss Prime Site AG	7,255	730,288
Swiss Re AG	28,804	2,376,665
Swisscom AG	2,473	1,462,262
Temenos AG	6,426	624,630
UBS Group AG	335,891	6,325,273
VAT Group AG*	2,583	769,640
Vifor Pharma AG#	4,655	827,275
Zurich Insurance Group AG	14,368	6,580,753

		146,993,419

United Kingdom — 13.7%
3i Group PLC	92,938	1,489,527
Abrdn PLC	209,032	514,552
Admiral Group PLC	18,594	521,418
Anglo American PLC	122,169	5,981,046
Antofagasta PLC	37,658	703,331
Ashtead Group PLC	42,606	2,232,669
Associated British Foods PLC	34,021	742,475
AstraZeneca PLC	147,939	19,572,159

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Auto Trader Group PLC*	90,791	$675,252
AVEVA Group PLC#	11,547	331,857
Aviva PLC	275,081	1,492,421
BAE Systems PLC	302,939	2,886,091
Barclays PLC	1,600,251	3,410,748
Barratt Developments PLC	97,611	621,613
Berkeley Group Holdings PLC	10,766	570,232
BP PLC	1,885,610	10,220,489
British American Tobacco PLC	208,176	9,187,361
British Land Co. PLC#	84,389	559,598
BT Group PLC	852,522	2,012,643
Bunzl PLC	32,218	1,124,118
Burberry Group PLC	38,672	836,034
Coca-Cola Europacific Partners PLC	19,563	1,039,382
Compass Group PLC	170,369	3,821,252
Croda International PLC	13,347	1,163,233
Diageo PLC	222,612	10,337,482
GlaxoSmithKline PLC	480,517	10,496,494
Halma PLC	36,317	1,021,183
Hargreaves Lansdown PLC#	34,099	368,689
Hikma Pharmaceuticals PLC	16,590	354,952
HSBC Holdings PLC	1,943,154	13,021,410
Imperial Brands PLC	90,379	2,041,323
Informa PLC†	143,542	986,653
InterContinental Hotels Group PLC	17,497	1,090,286
Intertek Group PLC	15,412	900,858
J Sainsbury PLC	167,286	481,669
JD Sports Fashion PLC	247,215	382,538
Johnson Matthey PLC	18,551	493,776
Kingfisher PLC	199,332	662,708
Land Securities Group PLC	67,268	650,770
Legal & General Group PLC	570,130	1,868,807
Lloyds Banking Group PLC	6,780,755	3,860,056
London Stock Exchange Group PLC	31,424	2,931,956
M&G PLC	248,283	676,394
Melrose Industries PLC	417,553	714,162
Mondi PLC	46,369	902,326
National Grid PLC	345,420	5,112,651
Natwest Group PLC	540,058	1,555,167
Next PLC	12,718	1,041,807
Ocado Group PLC†#	46,707	549,372
Pearson PLC	72,488	689,743
Persimmon PLC	30,473	836,699
Phoenix Group Holdings PLC	66,814	537,471
Prudential PLC	262,273	3,426,599
Reckitt Benckiser Group PLC	68,214	5,278,961
RELX PLC	184,750	5,302,410
Rentokil Initial PLC#	177,867	1,135,466
Rio Tinto PLC	107,263	7,778,340
Rolls-Royce Holdings PLC†#	800,457	876,003
Sage Group PLC	97,694	808,757
Schroders PLC	11,916	445,414
Segro PLC	114,818	1,604,570
Severn Trent PLC	23,944	879,939
Shell PLC	735,260	21,776,202
Smith & Nephew PLC	83,970	1,369,648
Smiths Group PLC	37,788	741,336
Spirax-Sarco Engineering PLC	7,057	940,431
SSE PLC	101,770	2,274,173
St James’s Place PLC	51,687	844,397
Standard Chartered PLC	249,939	1,987,436
Taylor Wimpey PLC	348,242	571,614
Tesco PLC	734,144	2,397,334
Unilever PLC (XAMS)	131,900	6,352,476
Unilever PLC (LSE)	113,352	5,467,699

126

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
United Utilities Group PLC	65,118	$868,595
Vodafone Group PLC#	2,605,793	4,291,503
Whitbread PLC	19,290	663,072

		214,359,278

Total Common Stocks
(cost $1,287,637,958)		1,440,486,159

EXCHANGE-TRADED FUNDS — 2.6%
United States — 2.6%
iShares MSCI EAFE ETF# (cost $43,943,223)	570,800	39,961,708

WARRANTS† — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/29/2023 (cost $0)	94,272	56,021

Total Long-Term Investment Securities
(cost $1,331,581,181)		1,480,503,888

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(2)(3)	34,915,531	34,915,531

U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.26% due 12/01/2022(4)	$2,000,000	1,984,106
1.09% due 02/23/2023(4)	2,000,000	1,974,516
1.11% due 02/23/2023(4)	100,000	98,726
1.20% due 02/23/2023(4)	500,000	493,629
1.91% due 05/18/2023(4)	200,000	196,112
1.93% due 04/20/2023(4)	100,000	98,290
1.97% due 04/20/2023(4)	500,000	491,448
2.01% due 04/20/2023(4)	100,000	98,290

		5,435,117

Total Short-Term Investment Securities
(cost $40,375,381)		40,350,648

REPURCHASE AGREEMENTS — 3.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $49,575,095 and collateralized by $5,340,700 of United States Treasury Notes, bearing interest at 1.25% due 06/30/2028 and by $50,000,000 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2031 and having an approximate aggregate value of $50,566,559. (cost $49,575,012)	49,575,012	49,575,012

TOTAL INVESTMENTS
(cost $1,421,531,574)(5)	100.5%	1,570,429,548
Liabilities in excess of other assets	(0.5)	(7,127,881)

NET ASSETS	100.0%	$1,563,301,667

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $22,303,683 representing 1.4% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At May 31, 2022, the Fund had loaned securities with a total value of $61,469,489. This was secured by collateral of $34,915,531, which was received in cash and subsequently invested in short-term investments currently valued at $34,915,531 as reported in the Portfolio of Investments. Additional collateral of $30,129,533 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/09/2022 to 11/03/2022	$639,933
United States Treasury Notes/Bonds	0.13% to 6.25%	06/30/2022 to 11/15/2051	29,489,600

(3)	The rate shown is the 7-day yield as of May 31, 2022.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

BR—Bearer Shares

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange-Traded Fund

LSE—London Stock Exchange

NES—Non-Voting Equity Securities

TRQX—Turquoise Stock Exchange

XAMS—Euronext Amsterdam Stock Exchange

XEGT—Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
819	Long	MSCI EAFE Index	June 2022	85,147,570	83,415,150	$(1,732,420)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

127

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stock:
Australia	$724,390	$113,308,756	**	$0	$114,033,146
Portugal	—	2,513,893	**	0	2,513,893
Other Countries	8,502,377	1,315,436,743	**	—	1,323,939,120
Exchange-Traded Funds	39,961,708	—		—	39,961,708
Warrants	56,021	—		—	56,021
Short-Term Investment Securities:
Registered Investment Companies	34,915,531	—		—	34,915,531
U.S. Government Treasuries	—	5,435,117		—	5,435,117
Repurchase Agreements	—	49,575,012		—	49,575,012

Total Investments at Value	$84,160,027	$1,486,269,521		$0	$1,570,429,548

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$1,732,420	$—		$—	$1,732,420

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

128

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Sovereign	57.2%
United States Treasury Notes	26.3
United States Treasury Bonds	5.5
Oil Companies — Integrated	2.4
Banks — Commercial	1.3
Electric — Generation	0.9
Registered Investment Companies	0.9
Food — Meat Products	0.4
Finance — Leasing Companies	0.3
Building & Construction — Misc.	0.3
Energy — Alternate Sources	0.3
Transport — Services	0.3
Medical Labs & Testing Services	0.3
Independent Power Producers	0.2
Warehousing & Harbor Transportation Services	0.2
Pipelines	0.2
Chemicals — Diversified	0.2
Metal — Aluminum	0.2
Electric — Integrated	0.2
Electric — Distribution	0.1

97.7%

Country Allocation*

United States	32.7%
Japan	10.4
Germany	4.8
France	4.1
Italy	4.0
Spain	3.8
United Kingdom	2.7
Colombia	1.8
Canada	1.6
United Arab Emirates	1.6
Belgium	1.5
Mexico	1.4
Netherlands	1.3
Saudi Arabia	1.2
Qatar	1.2
Egypt	1.2
Austria	1.1
Ecuador	1.0
Indonesia	1.1
Chile	0.9
Dominican Republic	1.0
Panama	0.9
Cayman Islands	0.9
Peru	0.9
Oman	0.8
Australia	0.8
Guatemala	0.8
Paraguay	0.7
South Africa	0.6
Argentina	0.6
Kazakhstan	0.6
Hungary	0.5
Singapore	0.5
Angola	0.5
Malaysia	0.5
Ireland	0.5
India	0.5
Finland	0.4
Uruguay	0.4
Turkey	0.4
Sweden	0.4
Norway	0.4
Ivory Coast	0.4
Poland	0.4

Bahrain	0.4
Philippines	0.4
Kuwait	0.3
China	0.3
Nigeria	0.3
Morocco	0.3
British Virgin Islands	0.3
Bermuda	0.3
Vietnam	0.3
Luxembourg	0.2
Jersey	0.2
Romania	0.2
Brazil	0.2
Ghana	0.1
El Salvador	0.1

97.7%

Credit Quality+#

Aaa	40.7%
Aa	10.9
A	10.0
Baa	14.8
Ba	7.2
B	2.5
Caa	0.2
Not Rated@	13.7

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

129

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 7.5%
Bermuda — 0.3%
Inkia Energy, Ltd Senior Notes 5.88% due 11/09/2027	$400,000	$370,504

Brazil — 0.2%
BRF SA Senior Notes 4.88% due 01/24/2030*	300,000	258,750

British Virgin Islands — 0.3%
Yunda Holding Investment, Ltd Company Guar. Notes 2.25% due 08/19/2025	420,000	386,715

Cayman Islands — 0.9%
ABQ Finance, Ltd Company Guar. Notes 3.13% due 09/24/2024	370,000	364,471
Grupo Aval, Ltd Company Guar. Notes 4.38% due 02/04/2030*	255,000	210,821
QNB Finance, Ltd Company Guar. Notes 1.38% due 01/26/2026	390,000	356,850
Termocandelaria Power, Ltd Company Guar. Notes 7.88% due 01/30/2029	348,500	337,522

		1,269,664

Chile — 0.3%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	510,000	487,170

Colombia — 0.6%
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	175,000	173,430
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	200,000	163,018
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	300,000	302,663
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	240,000	192,602

		831,713

India — 0.5%
Oil India, Ltd Senior Notes 5.13% due 02/04/2029	200,000	198,877
ReNew Power, Ltd Senior Sec. Notes 6.45% due 09/27/2022	430,000	430,000

		628,877

Indonesia — 0.2%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	200,000	214,118

Jersey — 0.2%
Galaxy Pipeline Assets Bidco, Ltd Senior Sec. Notes 2.63% due 03/31/2036	400,000	334,489

Security Description	Principal Amount(1)	Value (Note 2)

Luxembourg — 0.2%
Minerva Luxembourg SA Company Guar. Notes 4.38% due 03/18/2031*#	$400,000	$337,788

Malaysia — 0.5%
Petronas Capital, Ltd Company Guar. Notes 3.50% due 03/18/2025	400,000	400,900
Petronas Capital, Ltd Company Guar. Notes 3.50% due 04/21/2030	300,000	288,891

		689,791

Mexico — 1.4%
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	250,000	194,628
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028#	340,000	300,070
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	500,000	357,505
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	690,000	557,796
Petroleos Mexicanos Company Guar. Bonds 6.63% due 06/15/2038	300,000	229,500
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	500,000	359,600

		1,999,099

Netherlands — 0.6%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	300,000	279,249
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	250,000	212,662
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	420,000	365,400

		857,311

Peru — 0.6%
Auna SAA Senior Notes 6.50% due 11/20/2025	380,000	363,584
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	500,000	466,465

		830,049

Singapore — 0.5%
BOC Aviation, Ltd Senior Notes 2.63% due 09/17/2030*	580,000	496,935
LLPL Capital Pte, Ltd Senior Sec. Notes 6.88% due 02/04/2039	261,510	255,757

		752,692

130

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
United Arab Emirates — 0.2%
DP World PLC Senior Notes 4.70% due 09/30/2049		$400,000	$334,600

Total Foreign Corporate Bonds & Notes
(cost $11,707,691)			10,583,330

FOREIGN GOVERNMENT OBLIGATIONS — 57.2%
Angola — 0.5%
Republic of Angola Senior Notes 8.25% due 05/09/2028		400,000	384,240
Republic of Angola Senior Notes 8.75% due 04/14/2032*		390,000	367,700

			751,940

Argentina — 0.6%
Republic of Argentina Senior Notes 1.13% due 07/09/2035(2)		2,100,000	570,486
Republic of Argentina Senior Notes 2.00% due 01/09/2038(2)		650,000	227,006

			797,492

Australia — 0.8%
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	600,000	380,726
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	725,511

			1,106,237

Austria — 1.1%
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	1,400,000	1,485,881

Bahrain — 0.4%
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*		540,000	501,379

Belgium — 1.5%
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,000,000	1,043,888
Kingdom of Belgium Senior Notes 1.00% due 06/22/2031*	EUR	1,000,000	1,023,973

			2,067,861

Canada — 1.6%
Government of Canada Bonds 0.25% due 04/01/2024	CAD	1,500,000	1,136,159
Government of Canada Notes 1.00% due 09/01/2026	CAD	550,000	404,978
Government of Canada Bonds 1.25% due 03/01/2025	CAD	1,000,000	761,285

			2,302,422

Security Description	Principal Amount(1)		Value (Note 2)

Chile — 0.6%
Republic of Chile Senior Notes 2.55% due 01/27/2032		$200,000	$176,419
Republic of Chile Senior Notes 2.75% due 01/31/2027		400,000	383,115
Republic of Chile Senior Notes 3.50% due 04/15/2053		400,000	322,785

			882,319

Colombia — 1.2%
Republic of Colombia Senior Notes 3.13% due 04/15/2031		800,000	647,999
Republic of Colombia Senior Notes 4.50% due 03/15/2029		500,000	462,517
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	309,893
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		300,000	312,547

			1,732,956

Dominican Republic — 1.0%
Dominican Republic Senior Notes 4.88% due 09/23/2032		400,000	344,417
Dominican Republic Senior Notes 5.50% due 02/22/2029*		500,000	472,539
Dominican Republic Senior Notes 5.88% due 01/30/2060		700,000	544,281

			1,361,237

Ecuador — 1.0%
Republic of Ecuador Senior Bonds 0.50% due 07/31/2040(2)		1,250,000	684,237
Republic of Ecuador Senior Bonds 1.00% due 07/31/2035(2)		1,205,000	769,765

			1,454,002

Egypt — 1.2%
Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	403,279
Arab Republic of Egypt Senior Bonds 7.50% due 02/16/2061		400,000	269,248
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	666,389
Arab Republic of Egypt Senior Notes 7.63% due 05/29/2032		380,000	303,514

			1,642,430

El Salvador — 0.1%
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		323,000	137,843

131

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Finland — 0.4%
Republic of Finland Senior Notes 0.50% due 09/15/2028*	EUR	600,000	$613,580

France — 4.1%
Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,067,877
Government of France Bonds 0.75% due 11/25/2028	EUR	1,000,000	1,041,079
Government of France Bonds 1.25% due 05/25/2034	EUR	500,000	505,228
Government of France Bonds 1.25% due 05/25/2036*	EUR	1,000,000	988,447
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	233,483
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	618,086
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,258,920

			5,713,120

Germany — 4.8%
Federal Republic of Germany Bonds 0.01% due 05/15/2035	EUR	1,500,000	1,364,155
Federal Republic of Germany Notes 0.25% due 08/15/2028	EUR	800,000	824,412
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	1,000,000	1,065,956
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,800,000	1,890,109
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	500,000	670,644
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	75,206
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	600,000	880,473

			6,770,955

Ghana — 0.1%
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		314,000	158,570

Guatemala — 0.8%
Republic of Guatemala Senior Notes 4.90% due 06/01/2030		1,150,000	1,099,010

Hungary — 0.5%
Republic of Hungary Senior Notes 3.13% due 09/21/2051		600,000	404,940

Security Description	Principal Amount(1)		Value (Note 2)

Hungary (continued)
Republic of Hungary Senior Notes 5.38% due 03/25/2024		$360,000	$369,540

			774,480

Indonesia — 0.9%
Republic of Indonesia Senior Bonds 3.05% due 03/12/2051		500,000	400,561
Republic of Indonesia Senior Notes 3.85% due 10/15/2030#		300,000	296,204
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		400,000	404,293
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		100,000	132,377

			1,233,435

Ireland — 0.5%
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	647,111

Italy — 4.0%
Republic of Italy Bonds 1.25% due 12/01/2026	EUR	1,000,000	1,034,670
Republic of Italy Senior Notes 1.35% due 04/01/2030	EUR	1,000,000	964,155
Republic of Italy Senior Notes 2.00% due 02/01/2028	EUR	500,000	526,725
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	500,000	477,950
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	400,000	436,696
Republic of Italy Senior Notes 3.00% due 08/01/2029	EUR	190,000	208,310
Republic of Italy Senior Notes 4.75% due 09/01/2028*	EUR	150,000	182,024
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	799,797
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	979,936

			5,610,263

Ivory Coast — 0.4%
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		550,000	533,500

Japan — 10.4%
Government of Japan Bonds 0.10% due 06/20/2030	JPY	300,000,000	2,315,501

132

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan Bonds 0.10% due 12/20/2030	JPY	170,000,000	$1,309,067
Government of Japan Bonds 0.10% due 09/20/2031	JPY	150,000,000	1,151,354
Government of Japan Bonds 0.10% due 12/20/2031	JPY	140,000,000	1,073,846
Government of Japan Bonds 1.30% due 06/20/2035	JPY	75,000,000	646,607
Government of Japan Bonds 1.50% due 06/20/2032	JPY	100,000,000	871,962
Government of Japan Bonds 1.50% due 03/20/2034	JPY	90,000,000	790,316
Government of Japan Bonds 1.70% due 09/20/2032	JPY	130,000,000	1,155,352
Government of Japan Bonds 2.00% due 09/20/2040	JPY	85,000,000	807,030
Government of Japan Bonds 2.00% due 09/20/2041	JPY	100,000,000	950,821
Government of Japan Bonds 2.20% due 03/20/2051	JPY	33,000,000	332,733
Government of Japan Bonds 2.30% due 12/20/2036	JPY	130,000,000	1,264,060
Government of Japan Bonds 2.30% due 03/20/2039	JPY	200,000,000	1,967,810

			14,636,459

Kazakhstan — 0.6%
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025		500,000	524,390
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		250,000	267,575

			791,965

Kuwait — 0.3%
State of Kuwait Senior Notes 3.50% due 03/20/2027		450,000	458,438

Morocco — 0.3%
Kingdom of Morocco Senior Notes 3.00% due 12/15/2032		500,000	390,625

Netherlands — 0.7%
Kingdom of the Netherlands Bonds 0.25% due 07/15/2029*	EUR	1,000,000	1,004,802

Nigeria — 0.3%
Federal Republic of Nigeria Senior Notes 6.50% due 11/28/2027		500,000	429,750

Security Description	Principal Amount(1)		Value (Note 2)

Norway — 0.4%
Kingdom of Norway Senior Notes 3.00% due 03/14/2024*	NOK	5,000,000	$540,242

Oman — 0.8%
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		200,000	196,312
Sultanate of Oman Senior Notes 5.38% due 03/08/2027		620,000	620,310
Sultanate of Oman Senior Notes 6.75% due 10/28/2027		300,000	316,608

			1,133,230

Panama — 0.9%
Republic of Panama Senior Notes 2.25% due 09/29/2032		600,000	490,762
Republic of Panama Senior Notes 3.87% due 07/23/2060		200,000	152,846
Republic of Panama Senior Notes 4.50% due 04/01/2056		500,000	428,359
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	226,301

			1,298,268

Paraguay — 0.7%
Republic of Paraguay Senior Notes 3.85% due 06/28/2033*		400,000	351,781
Republic of Paraquay Senior Notes 4.95% due 04/28/2031		700,000	681,725

			1,033,506

Peru — 0.3%
Republic of Peru Senior Notes 2.78% due 01/23/2031		200,000	176,517
Republic of Peru Senior Notes 4.13% due 08/25/2027		225,000	225,240

			401,757

Philippines — 0.4%
Republic of the Philippines Senior Notes 3.23% due 03/29/2027#		500,000	495,461

Poland — 0.4%
Republic of Poland Bonds 2.25% due 10/25/2024	PLN	2,500,000	530,890

Qatar — 1.2%
State of Qatar Senior Notes 3.25% due 06/02/2026		300,000	300,467
State of Qatar Senior Notes 3.40% due 04/16/2025*		480,000	483,643

133

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar (continued)
State of Qatar Senior Notes 4.40% due 04/16/2050*		$880,000	$894,784

			1,678,894

Romania — 0.2%
Government of Romania Senior Notes 5.25% due 11/25/2027*		320,000	322,896

Saudi Arabia — 1.2%
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		1,150,000	1,125,045
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		600,000	588,374

			1,713,419

South Africa — 0.6%
Republic of South Africa Senior Notes 4.30% due 10/12/2028		500,000	461,493
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		450,000	446,256

			907,749

Spain — 3.8%
Kingdom of Spain Bonds 0.60% due 10/31/2029*	EUR	800,000	787,099
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	500,000	346,643
Kingdom of Spain Senior Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,071,349
Kingdom of Spain Senior Notes 1.40% due 04/30/2028*	EUR	1,000,000	1,060,131
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	600,000	640,252
Kingdom of Spain Senior Notes 1.95% due 07/30/2030*	EUR	1,000,000	1,074,892
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	410,690

			5,391,056

Sweden — 0.4%
Kingdom of Sweden Bonds 0.75% due 05/12/2028	SEK	6,000,000	587,101

Turkey — 0.4%
Republic of Turkey Senior Notes 8.60% due 09/24/2027		600,000	590,870

United Arab Emirates — 1.4%
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*		510,000	502,038

Security Description	Principal Amount(1)		Value (Note 2)

United Arab Emirates (continued)
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		$1,050,000	$1,051,632
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030		200,000	197,000
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		215,000	203,175

			1,953,845

United Kingdom — 2.7%
United Kingdom Gilt Treasury Bonds 0.88% due 10/22/2029	GBP	900,000	1,056,146
United Kingdom Gilt Treasury Bonds 0.88% due 01/31/2046	GBP	500,000	454,139
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	850,000	1,047,949
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	571,007
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	325,276
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	362,338

			3,816,855

Uruguay — 0.4%
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		200,000	212,148
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		300,000	382,766

			594,914

Vietnam — 0.3%
Socialist Republic of Vietnam Senior Notes 4.80% due 11/19/2024		350,000	353,939

Total Foreign Government Obligations
(cost $91,432,011)			80,434,954

U.S. GOVERNMENT TREASURIES — 31.8%
United States — 31.8%
United States Treasury Bonds 1.25% due 05/15/2050		1,400,000	906,336
1.38% due 11/15/2040		1,000,000	736,445
1.88% due 02/15/2041		1,000,000	802,852
2.38% due 05/15/2051		1,000,000	861,250
2.50% due 02/15/2045		500,000	432,988
2.88% due 05/15/2049		400,000	380,141
3.00% due 02/15/2047		1,200,000	1,142,813
3.13% due 08/15/2044		900,000	870,398
3.38% due 05/15/2044		700,000	705,305
3.38% due 11/15/2048		450,000	466,453
3.75% due 11/15/2043		500,000	534,121
United States Treasury Notes 0.25% due 07/31/2025		1,500,000	1,386,387
0.50% due 06/30/2027		1,500,000	1,334,824
0.63% due 08/15/2030		1,000,000	838,750

134

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Principal Amount(1)/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States (continued)
0.75% due 03/31/2026	$2,000,000	$1,851,172
0.88% due 01/31/2024	2,300,000	2,242,500
1.13% due 02/28/2027	700,000	647,363
1.25% due 08/15/2031	1,000,000	871,602
1.50% due 11/30/2024	1,000,000	971,953
1.50% due 08/15/2026	1,000,000	947,305
1.50% due 02/15/2030	1,000,000	908,477
1.75% due 05/15/2023	1,000,000	996,289
2.00% due 08/15/2025	2,000,000	1,953,437
2.00% due 11/15/2026	1,500,000	1,447,031
2.13% due 03/31/2024	3,500,000	3,478,535
2.13% due 05/15/2025#	500,000	491,641
2.25% due 11/15/2024	1,500,000	1,485,176
2.25% due 11/15/2025	2,600,000	2,554,602
2.25% due 11/15/2027	600,000	581,578
2.38% due 08/15/2024#	2,050,000	2,039,910
2.38% due 05/15/2027	1,200,000	1,173,984
2.50% due 08/15/2023	1,500,000	1,504,746
2.50% due 05/15/2024	1,700,000	1,700,066
2.75% due 11/15/2023	1,500,000	1,509,316
2.75% due 02/15/2024	1,200,000	1,206,422
2.88% due 08/15/2028	1,500,000	1,498,242
3.13% due 11/15/2028	1,200,000	1,216,266

Total U.S. Government Treasuries
(cost $48,236,479)		44,676,676

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
China — 0.3%
China Minmetals Corp 3.75% due 11/13/2022(3) (cost $410,496)	430,000	431,358

Total Long-Term Investment Securities
(cost $151,786,677)		136,126,318

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(4)(5) (cost $1,188,770)	1,188,770	1,188,770

TOTAL INVESTMENTS
(cost $152,975,447)(6)	97.7%	137,315,088
Other assets less liabilities	2.3	3,218,911

NET ASSETS	100.0%	$140,533,999

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $18,991,130 representing 13.5% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2022.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)

At May 31, 2022, the Fund had loaned securities with a total value of $3,708,888. This was secured by collateral of $1,188,770, which was received in cash and subsequently invested in short-term investments currently valued at $1,188,770 as reported in the Portfolio of Investments. Additional collateral of $2,683,275 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
Federal Home Loan Mtg. Corp.	1.50% to 4.50%	06/25/2033 to 10/25/2051	$1,468,313
Federal National Mtg. Assoc.	2.00% to 2.68%	05/01/2025 to 08/25/2050	1,214,962

(5)	The rate shown is the 7-day yield as of May 31, 2022.
(6)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Jen

NOK—Norwegian Krone

PLN-—Polish Zloty

SEK-—Swedish Krona

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$10,583,330	$—	$10,583,330
Foreign Government Obligations	—	80,434,954	—	80,434,954
U.S. Government Treasuries	—	44,676,676	—	44,676,676
Preferred Securities/Capital Securities	—	431,358	—	431,358
Short-Term Investment Securities	1,188,770	—	—	1,188,770

Total Investments at Value	$1,188,770	$136,126,318	$—	$137,315,088

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

135

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Transport — Services	10.6%
Apparel Manufacturers	7.4
Athletic Footwear	7.0
Beverages — Wine/Spirits	6.7
Banks — Commercial	6.5
Semiconductor Equipment	5.9
E-Commerce/Services	5.4
Semiconductor Components — Integrated Circuits	5.1
Private Equity	4.9
Retail — Apparel/Shoe	4.7
Electric — Transmission	4.5
Industrial Automated/Robotic	4.1
Medical Products	2.7
Chemicals — Specialty	2.7
Commercial Services — Finance	2.4
Insurance — Life/Health	2.4
Food — Misc./Diversified	2.0
Gambling (Non-Hotel)	1.9
Food — Retail	1.7
Internet Application Software	1.4
Food — Confectionery	1.2
Cosmetics & Toiletries	1.2
Medical — Biomedical/Gene	1.1
Internet Content — Information/News	1.1
Computers — Other	0.8
Computer Services	0.4
Registered Investment Companies	0.3

96.1%

Country Allocation*

Netherlands	11.1%
Denmark	10.7
Canada	8.9
Germany	8.7
France	6.7
India	6.5
Switzerland	6.5
Japan	5.7
Bermuda	5.3
Taiwan	5.1
Italy	4.7
United Kingdom	4.7
United States	3.0
Sweden	3.0
Hong Kong	2.4
China	2.0
Cayman Islands	1.1

96.1%

*	Calculated as a percentage of net assets

136

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.8%
Bermuda — 5.3%
AutoStore Holdings, Ltd.†#	1,451,660	$3,468,563
Brookfield Infrastructure Partners LP	322,755	19,255,563

		22,724,126

Canada — 8.9%
Brookfield Asset Management, Inc., Class A	410,591	20,775,905
Canada Goose Holdings, Inc.†#	550,964	11,052,338
Shopify, Inc., Class A†	16,552	6,208,986

		38,037,229

Cayman Islands — 1.1%
Grab Holdings, Ltd.† PIPE(1)	478,823	1,222,722
Grab Holdings, Ltd., Class A†	1,271,241	3,381,501

		4,604,223

China — 2.0%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	744,585	8,566,157

Denmark — 10.7%
Chr. Hansen Holding A/S	152,849	11,451,675
DSV A/S	206,659	33,927,191

		45,378,866

France — 6.7%
Hermes International	17,102	20,431,831
Pernod Ricard SA	40,206	7,892,604

		28,324,435

Germany — 8.7%
adidas AG	108,260	21,451,205
HelloFresh SE†	191,601	7,121,884
Puma SE	112,583	8,366,747

		36,939,836

Hong Kong — 2.4%
AIA Group, Ltd.	994,718	10,174,639

India — 6.5%
HDFC Bank, Ltd.	1,573,521	27,762,279

Italy — 4.7%
Moncler SpA	419,738	20,176,073

Japan — 5.7%
Change, Inc.#	134,400	1,829,907
Keyence Corp.	44,100	17,588,357
Pigeon Corp.	348,400	4,971,537

		24,389,801

Netherlands — 11.1%
Adyen NV†*	6,646	10,349,797
ASML Holding NV	43,198	24,910,159
Davide Campari-Milano NV#	1,114,715	11,908,857

		47,168,813

Sweden — 3.0%
Evolution AB*	74,441	7,810,704
Vitrolife AB	162,738	4,822,238

		12,632,942

Switzerland — 6.5%
Chocoladefabriken Lindt & Spruengli AG	50	5,184,096
Kuehne & Nagel International AG	41,535	10,967,307
Straumann Holding AG	90,358	11,554,136

		27,705,539

Security Description	Shares	Value (Note 2)

Taiwan — 5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,128,000	$21,629,572

United Kingdom — 4.7%
Diageo PLC	178,274	8,278,548
Rightmove PLC	1,526,284	11,568,029

		19,846,577

United States — 2.7%
MercadoLibre, Inc.†	14,695	11,548,507

Total Common Stocks
(cost $385,368,345)		407,609,614

OPTIONS - PURCHASED†(2) — 0.0%
United States — 0.0%
Over the Counter Call Options on Currency Contracts (cost $647,722)	104,052,160	26,450

Total Long-Term Investment Securities
(cost $386,016,067)		407,636,064

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(3)(4) (cost $1,456,913)	1,456,913	1,456,913

TOTAL INVESTMENTS
(cost $387,472,980)(5)	96.1%	409,092,977
Other assets less liabilities	3.9	16,474,712

NET ASSETS	100.0%	$425,567,689

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $18,160,501 representing 4.3% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Grab Holdings, Ltd. PIPE	04/12/2021	478,823	$4,788,230	$1,222,722	$2.55	0.29%

137

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

(2)	Options — Purchased

Over the Counter Call Options on Currency Contracts
Issue	Counterparty	Expiration Month		Strike Price	Notional Amount(000’s)	Premiums Paid	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.375 CNH per $1 USD	JPMorgan Chase Bank N.A.	July 2022	CNH	7.38	$39,678	$210,490	$7,459	$(203,031)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.31 CNH per $1 USD	JPMorgan Chase Bank N.A.	August 2022	CNH	7.31	64,375	437,232	18,991	(418,241)

						$647,722	$26,450	$(621,272)

CNH — Chinese Yuan

USD — United States Dollar

(3)	The rate shown is the 7-day yield as of May 31, 2022.
(4)

At May 31, 2022, the Fund had loaned securities with a total value of $6,854,327. This was secured by collateral of $1,456,913, which was received in cash and subsequently invested in short-term investments currently valued at $1,456,913 as reported in the Portfolio of Investments. Additional collateral of $5,691,750 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/09/2022 to 08/02/2022	$352,974
United States Treasury Notes/Bonds	0.13% to 6.25%	06/30/2022 to 02/15/2051	5,338,776

(5)	See Note 5 for cost of investments on a tax basis.

PIPE—Private investment in public equity

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$3,381,501	$1,222,722		$—	$4,604,223
Other Countries	84,208,900	318,796,491	**		403,005,391
Options - Purchased	—	26,450		—	26,450
Short-Term Investment Securities	1,456,913	—		—	1,456,913

Total Investments at Value	$89,047,314	$320,045,663		$—	$409,092,977

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

138

VALIC Company I International Opportunities Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Banks — Commercial	3.9%
Real Estate Investment Trusts	2.9
Machinery — General Industrial	2.8
Oil Companies — Exploration & Production	2.6
Repurchase Agreements	2.4
Real Estate Operations & Development	2.3
Investment Management/Advisor Services	2.3
Chemicals — Diversified	2.2
Building & Construction Products — Misc.	1.9
Registered Investment Companies	1.9
Computer Services	1.8
Exchange — Traded Funds	1.8
Electronic Parts Distribution	1.7
Internet Content — Information/News	1.7
E-Commerce/Services	1.6
Recycling	1.5
Commercial Services	1.5
Applications Software	1.4
Retail — Apparel/Shoe	1.4
Electronic Components — Semiconductors	1.4
Distribution/Wholesale	1.4
Airport Development/Maintenance	1.3
Retail — Building Products	1.3
Metal Processors & Fabrication	1.3
Electronic Components — Misc.	1.1
Mining Services	1.1
Building — Residential/Commercial	1.0
Steel — Producers	1.0
Finance — Other Services	1.0
Medical Products	1.0
Electric — Generation	0.9
Veterinary Products	0.9
Computers — Integrated Systems	0.9
Transport — Services	0.9
Semiconductor Equipment	0.9
Agricultural Operations	0.9
Medical Information Systems	0.9
Medical Labs & Testing Services	0.9
Food — Misc./Diversified	0.8
Oil — Field Services	0.8
E-Services/Consulting	0.8
Hotels/Motels	0.8
Aerospace/Defense — Equipment	0.8
Circuit Boards	0.8
Human Resources	0.8
Cosmetics & Toiletries	0.8
Containers — Paper/Plastic	0.7
Medical — Drugs	0.7
Building Products — Cement	0.7
Athletic Footwear	0.7
Apparel Manufacturers	0.7
Consulting Services	0.7
Electronic Measurement Instruments	0.7
Machine Tools & Related Products	0.6
Electronic Connectors	0.6
Engineering/R&D Services	0.6
Building — Heavy Construction	0.6
Brewery	0.6
Computer Software	0.6
Metal — Diversified	0.6
Containers — Metal/Glass	0.6
E-Commerce/Products	0.6
Medical — Nursing Homes	0.5
Hazardous Waste Disposal	0.5
Rental Auto/Equipment	0.5
Oil & Gas Drilling	0.5
Aerospace/Defense	0.5
Athletic Equipment	0.5
Telecom Services	0.5

Auto/Truck Parts & Equipment — Original	0.5
Machinery — Electrical	0.5
Gas — Distribution	0.5
Food — Confectionery	0.5
Electric Products — Misc.	0.5
Retail — Restaurants	0.5
Food — Retail	0.4
Insurance Brokers	0.4
Beverages — Wine/Spirits	0.4
Schools	0.4
Chemicals — Specialty	0.4
Coatings/Paint	0.4
Machinery — Pumps	0.4
Metal — Aluminum	0.4
Medical Instruments	0.4
Insurance — Property/Casualty	0.4
Enterprise Software/Service	0.4
Food — Catering	0.4
Retail — Discount	0.3
Food — Meat Products	0.3
Energy — Alternate Sources	0.3
Transport — Truck	0.3
Industrial Automated/Robotic	0.3
Theaters	0.3
Dental Supplies & Equipment	0.3
Insurance — Multi — line	0.3
Electric — Integrated	0.3
Fisheries	0.3
Retail — Drug Store	0.3
Motion Pictures & Services	0.3
Gambling (Non — Hotel)	0.2
Appliances	0.2
Bicycle Manufacturing	0.2
Tobacco	0.2
Gold Mining	0.2
Casino Hotels	0.2
Oil Field Machinery & Equipment	0.2
Finance — Commercial	0.2
Retail — Automobile	0.2
Auto — Heavy Duty Trucks	0.2
Oil Refining & Marketing	0.2
Miscellaneous Manufacturing	0.2
Telephone — Integrated	0.2
Oil Companies — Integrated	0.2
Audio/Video Products	0.2
Machinery — Construction & Mining	0.2
Home Furnishings	0.2
Computers	0.2
Food — Flour & Grain	0.2
Chemicals — Plastics	0.2
Medical — Wholesale Drug Distribution	0.2
Medical — Biomedical/Gene	0.2
Real Estate Management/Services	0.1
Textile — Products	0.1
Entertainment Software	0.1
Computer Aided Design	0.1
Motorcycle/Motor Scooter	0.1
Diversified Minerals	0.1
Diversified Financial Services	0.1
Retail — Propane Distribution	0.1
Disposable Medical Products	0.1
E-Marketing/Info	0.1
Television	0.1
Private Equity	0.1
Publishing — Periodicals	0.1
Diversified Operations	0.1
Water Treatment Systems	0.1
Diversified Manufacturing Operations	0.1
Security Services	0.1

139

VALIC Company I International Opportunities Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited) — (continued)

Industry Allocation* (continued)

Food — Wholesale/Distribution	0.1%
Finance — Consumer Loans	0.1
Paper & Related Products	0.1
Metal — Iron	0.1
Retail — Misc./Diversified	0.1
Leisure Products	0.1
Electric — Distribution	0.1
Cable/Satellite TV	0.1
Instruments — Scientific	0.1
Transport — Rail	0.1
Advertising Services	0.1
Computers — Periphery Equipment	0.1
Electric — Transmission	0.1
Power Converter/Supply Equipment	0.1
Retail — Major Department Stores	0.1
Telecommunication Equipment	0.1
Electronic Security Devices	0.1
Transport — Marine	0.1

99.2%

Country Allocation*

Japan	22.4%
United Kingdom	11.4
Canada	7.9
United States	6.1
Germany	5.5
South Korea	3.8
Australia	3.4
Brazil	3.3
Italy	3.0
Sweden	2.7
Taiwan	2.5
France	2.4
Spain	2.2
Ireland	2.2
Cayman Islands	1.8
Denmark	1.8
Norway	1.5
South Africa	1.4
Singapore	1.4
Switzerland	1.3
Mexico	1.2
India	1.1
Bermuda	1.0
Netherlands	1.0
Luxembourg	0.9
Indonesia	0.6
Finland	0.5
Greece	0.5
Austria	0.4
Hong Kong	0.4
Thailand	0.4
Jersey	0.4
Philippines	0.4
Portugal	0.3
Faroe Islands	0.3
Israel	0.3
British Virgin Islands	0.3
New Zealand	0.3
Mauritius	0.2
China	0.2
Chile	0.2
Malaysia	0.1
Belgium	0.1
Colombia	0.1

99.2%

*	Calculated as a percentage of net assets

140

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.1%
Australia — 3.4%
Ansell, Ltd.	33,428	$656,312
ASX, Ltd.#	10,958	634,814
AUB Group, Ltd.	92,818	1,244,518
Aussie Broadband, Ltd.†	799,268	2,387,505
carsales.com, Ltd.	13,180	193,041
Codan, Ltd.	51,459	293,589
Deterra Royalties, Ltd.	132,552	425,577
HUB24, Ltd.#	147,678	2,575,429
Iluka Resources, Ltd.	88,660	694,795
Imdex, Ltd.	180,536	320,008
IPH, Ltd.	225,171	1,272,712
IRESS, Ltd.	52,579	393,619
Lottery Corp, Ltd.†#	58,161	197,844
Omni Bridgeway, Ltd.†#	193,099	464,710
Pinnacle Investment Management Group, Ltd.#	38,362	225,989
Pro Medicus, Ltd.#	71,156	2,141,980
Reliance Worldwide Corp., Ltd.	125,363	351,274
SEEK, Ltd.	22,068	382,326
Seven Group Holdings, Ltd.†	28,692	387,409
Steadfast Group, Ltd.	258,983	937,630
Tabcorp Holdings, Ltd.#	191,735	127,698
Webjet, Ltd.†#	86,170	371,085
WiseTech Global, Ltd.	24,283	728,562

		17,408,426

Austria — 0.4%
Mayr-Melnhof Karton AG#	4,574	782,760
Vienna Insurance Group AG Wiener Versicherung Gruppe	57,332	1,378,829

		2,161,589

Belgium — 0.1%
Melexis NV	5,855	508,088

Bermuda — 1.0%
Cafe de Coral Holdings, Ltd.	540,000	851,767
China Resources Gas Group, Ltd.	238,000	990,508
Credicorp, Ltd.	1,532	215,062
DFI Retail Group Holdings, Ltd.	211,600	570,354
Hiscox, Ltd.	66,730	777,545
Midland Holdings, Ltd.†	1,360,000	136,822
Shangri-La Asia, Ltd.†	990,000	747,930
VTech Holdings, Ltd.	127,149	946,228

		5,236,216

Brazil — 3.3%
Cia Brasileira de Aluminio	566,175	1,952,554
Cia de Saneamento Basico do Estado de Sao Paulo	16,400	157,977
Embraer SA ADR†	168,896	1,808,876
Energisa SA	43,500	406,576
Equatorial Energia SA	68,400	342,248
Gerdau SA (Preference Shares)†	90,200	553,626
Hapvida Participacoes e Investimentos SA*	141,100	199,512
Hypera SA	48,510	395,935
Localiza Rent a Car SA	34,900	422,394
Lojas Renner SA	75,617	423,228
Magazine Luiza SA	174,967	136,953
Multiplan Empreendimentos Imobiliarios SA	153,977	780,488
Petro Rio SA†	544,188	3,204,979
Rumo SA	93,206	346,736
Sendas Distribuidora SA	59,500	198,310
SLC Agricola SA	377,782	4,360,047
Suzano SA	38,000	427,770
TOTVS SA	65,200	389,207
Transmissora Alianca de Energia Eletrica SA	37,562	319,145

		16,826,561

Security Description	Shares	Value (Note 2)

British Virgin Islands — 0.3%
Arcos Dorados Holdings, Inc., Class A	169,448	$1,325,083

Canada — 7.9%
Agnico Eagle Mines, Ltd.	21,316	1,129,798
Aritzia, Inc.†#	81,386	2,375,595
ATS Automation Tooling Systems, Inc.†	270,257	7,933,464
Capital Power Corp.	132,023	4,745,041
Dollarama, Inc.	28,055	1,627,161
Enerplus Corp.	430,967	6,392,016
Granite Real Estate Investment Trust	102,795	7,402,930
Major Drilling Group International, Inc.†#	467,829	3,905,818
TMX Group, Ltd.	8,207	893,015
Vermilion Energy, Inc.	175,511	3,796,483

		40,201,321

Cayman Islands — 1.8%
Afya, Ltd., Class A†	18,978	230,393
Airtac International Group	10,000	325,714
ASM Pacific Technology, Ltd.	73,900	668,907
Burning Rock Biotech, Ltd. ADR†	9,456	22,694
China Literature, Ltd.†#*	76,000	330,019
CIMC Enric Holdings, Ltd.#	722,000	755,897
ESR Cayman, Ltd.†*	224,000	663,310
Haitian International Holdings, Ltd.	471,000	1,208,784
MGM China Holdings, Ltd.†#	2,206,400	1,112,289
Pacific Textiles Holdings, Ltd.	1,290,000	593,307
Shenguan Holdings Group, Ltd.	414,000	25,519
Tingyi Cayman Islands Holding Corp.	446,000	789,459
Trip.com Group, Ltd.†#	12,424	277,045
Vipshop Holdings, Ltd. ADR†	26,945	250,588
Xtep International Holdings, Ltd.#	1,490,000	2,142,063

		9,395,988

Chile — 0.2%
Aguas Andinas SA, Class A	1,239,887	260,010
Banco Santander Chile†	5,407,605	270,469
Falabella SA	102,605	300,442

		830,921

China — 0.2%
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Class A	22,600	256,801
Zhejiang Supor Co., Ltd., Class A	77,400	654,619

		911,420

Colombia — 0.1%
Bancolombia SA ADR	6,360	285,628

Denmark — 1.8%
Carlsberg A/S, Class B	4,535	575,829
Demant A/S†	9,302	409,375
Dfds A/S	5,135	200,471
Drilling Co. of 1972 A/S†	45,869	2,595,494
Jyske Bank A/S†	61,537	3,619,493
Royal Unibrew A/S	18,695	1,636,704
SimCorp A/S	2,131	167,748

		9,205,114

Faroe Islands — 0.3%
Bakkafrost P/F	20,481	1,367,174

Finland — 0.5%
Valmet Oyj	92,960	2,624,683

France — 2.4%
Alten SA	4,389	585,848
Cie Plastic Omnium SA	10,625	199,412

141

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France (continued)
Legrand SA	20,456	$1,772,437
LISI	20,692	454,023
Rothschild & Co.	39,691	1,567,232
SEB SA	5,546	591,405
Sodexo SA	9,724	726,515
SOITEC†	19,695	3,622,090
Somfy SA	3,082	455,194
Verallia SA*	38,185	1,058,891
Virbac SA	2,996	1,219,704

		12,252,751

Germany — 5.5%
Amadeus Fire AG	4,816	702,022
CANCOM SE	14,423	573,539
CTS Eventim AG & Co. KGaA†	26,167	1,678,029
Evotec SE†	107,093	2,967,488
GEA Group AG	44,102	1,758,495
Gerresheimer AG	16,539	1,236,863
K+S AG	109,732	3,078,356
LEG Immobilien SE	21,626	2,224,623
MTU Aero Engines AG	1,314	259,517
Rational AG	87	56,513
Salzgitter AG	107,302	4,379,591
Scout24 SE*	15,544	962,305
Steico SE	24,049	2,137,832
Symrise AG	24,671	2,721,197
TAG Immobilien AG	172,835	3,126,358

		27,862,728

Greece — 0.5%
Eurobank Ergasias Services and Holdings SA†	1,277,078	1,428,835
Hellenic Telecommunications Organization SA	53,036	1,007,056

		2,435,891

Hong Kong — 0.4%
China Resources Beer Holdings Co., Ltd.	150,000	929,782
Swire Properties, Ltd.	226,200	551,668
Techtronic Industries Co., Ltd.	49,500	642,055

		2,123,505

India — 1.1%
Bharat Heavy Electricals, Ltd.†	480,501	317,018
CESC, Ltd.	1,029,086	1,032,000
Dabur India, Ltd.	59,850	403,271
Embassy Office Parks REIT	111,810	568,908
Hero MotoCorp, Ltd.	19,603	704,694
Ipca Laboratories, Ltd.	20,218	233,397
Mahindra & Mahindra, Ltd.	81,334	1,071,256
MOIL, Ltd.	202,480	419,703
Shriram Transport Finance Co., Ltd.	71,630	1,074,534
Spencer’s Retail, Ltd.†	24,052	23,045

		5,847,826

Indonesia — 0.6%
Indocement Tunggal Prakarsa Tbk PT	849,000	568,983
Kalbe Farma Tbk PT	11,101,600	1,275,174
United Tractors Tbk PT	602,800	1,286,689

		3,130,846

Ireland — 2.2%
DCC PLC	14,364	1,016,456
Flutter Entertainment PLC†	8,592	1,058,315
Glenveagh Properties PLC†*	2,874,597	2,953,655
Grafton Group PLC	373,536	4,415,157
Greencore Group PLC†	40,523	55,665
Hibernia REIT PLC	147,209	252,495

Security Description	Shares	Value (Note 2)

Ireland (continued)
ICON PLC†	1,230	$275,262
Kerry Group PLC, Class A	7,075	731,488
Kingspan Group PLC (ISE)	2,535	208,716
Kingspan Group PLC (LSE)	30	2,478

		10,969,687

Israel — 0.3%
Inmode, Ltd.†	49,511	1,327,390

Italy — 3.0%
Azimut Holding SpA	127,026	2,724,779
Buzzi Unicem SpA	20,934	408,289
Carel Industries SpA*	5,169	123,908
Cembre SpA	18,554	559,794
Enav SpA†#*	156,277	723,170
FinecoBank Banca Fineco SpA	32,663	462,569
Gruppo MutuiOnline SpA	5,098	156,647
Infrastrutture Wireless Italiane SpA#*	42,756	476,008
Italgas SpA#	203,326	1,312,819
OVS SpA†#*	586,344	1,203,432
Reply SpA#	30,832	4,198,294
Tinexta Spa	97,831	2,787,538

		15,137,247

Japan — 22.4%
ABC-Mart, Inc.	6,200	264,296
Aeon Delight Co., Ltd.	9,500	209,024
AEON Financial Service Co., Ltd.	81,700	760,872
Air Water, Inc.	25,700	347,446
Amano Corp.	8,141	157,694
Amvis Holdings, Inc.#	82,900	2,724,754
Arata Corp.	4,900	152,496
Argo Graphics, Inc.	22,000	532,538
Ariake Japan Co., Ltd.	4,200	159,282
As One Corp.	11,500	558,884
Asante, Inc.	5,500	64,117
Asics Corp.	205,600	3,546,500
Azbil Corp.	26,800	790,719
Bandai Namco Holdings, Inc.	3,200	238,593
Bank of Kyoto, Ltd.#	10,700	456,731
BML, Inc.†	19,400	520,864
Central Automotive Products, Ltd.	1,900	31,372
Chiba Bank, Ltd.	82,500	424,391
COMSYS Holdings Corp.	12,500	235,635
Comture Corp.#	21,500	472,234
Cosmos Pharmaceutical Corp.#	2,200	208,226
Daifuku Co., Ltd.	2,700	169,370
Daikyonishikawa Corp.	10,687	40,157
Daiseki Co., Ltd.#	73,880	2,696,371
Daito Pharmaceutical Co., Ltd.#	20,600	417,995
Demae-Can Co., Ltd.†#	19,900	66,193
DeNA Co., Ltd.	11,000	159,098
Digital Garage, Inc.	11,500	343,810
Dip Corp.†	75,500	2,199,930
DMG Mori Co., Ltd.	188,400	2,760,355
Doshisha Co., Ltd.	4,200	50,090
DTS Corp.	18,600	441,629
Eiken Chemical Co., Ltd.	24,500	323,212
Elecom Co., Ltd.	27,500	323,749
Ezaki Glico Co., Ltd.	14,800	426,965
Fuji Seal International, Inc.	54,000	649,389
Fuji Soft, Inc.#	11,000	623,133
Fujimi, Inc.	71,200	3,226,255
Fujitec Co., Ltd.	46,700	946,372
Fukuda Denshi Co., Ltd.	10,200	577,566
Fukui Computer Holdings, Inc.	6,800	173,251

142

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Fukuoka Financial Group, Inc.	165,600	$2,832,272
Fukushima Galilei Co., Ltd.	20,000	527,720
FULLCAST Holdings Co., Ltd.	24,500	433,396
GungHo Online Entertainment, Inc.	10,500	198,536
Hamakyorex Co., Ltd.	3,600	81,798
Heian Ceremony Service Co., Ltd.†	11,900	72,363
Hirose Electric Co., Ltd.	3,000	417,387
Hogy Medical Co., Ltd.	3,000	70,976
IHI Corp.	127,600	3,574,996
Insource Co., Ltd.#	109,200	1,903,211
Inter Action Corp.#	15,200	254,223
Iriso Electronics Co., Ltd.	7,200	191,159
Iwatani Corp.	16,000	664,957
JAFCO Group Co., Ltd.	8,200	99,681
Japan Exchange Group, Inc.	4,300	67,730
Japan Pure Chemical Co., Ltd.	1,600	29,095
JCU Corp.	22,300	639,742
Jeol, Ltd.	7,800	378,623
JGC Holdings Corp.	8,560	120,466
JM Holdings Co., Ltd.	8,400	99,166
JMDC, Inc.	47,200	1,902,495
Kakaku.com, Inc.	17,900	353,656
Kansai Paint Co., Ltd.	33,800	418,934
Katitas Co., Ltd.	71,800	1,624,766
Kato Sangyo Co., Ltd.†	20,900	508,858
Kawai Musical Instruments Manufacturing Co., Ltd.†	3,800	84,912
KH Neochem Co., Ltd.	13,200	258,821
Kikkoman Corp.	3,800	202,433
Kintetsu World Express, Inc.†	9,000	290,980
Kitanotatsujin Corp.	37,000	51,212
Kobayashi Pharmaceutical Co., Ltd.	9,000	603,050
Koito Manufacturing Co., Ltd.	20,900	761,895
Konami Holdings Corp.	5,200	355,273
Kureha Corp.	6,000	473,171
Lion Corp.	35,200	392,715
Mebuki Financial Group, Inc.	1,414,900	2,668,034
Medipal Holdings Corp.	24,700	345,571
Meitec Corp.	12,300	658,353
METAWATER Co., Ltd.	36,000	564,735
MISUMI Group, Inc.	7,500	169,041
Mitsubishi Pencil Co., Ltd.#	7,700	80,731
Mitsui High-Tec, Inc.	64,800	5,577,776
MonotaRO Co., Ltd.#	25,800	376,884
Morinaga & Co., Ltd.	28,500	866,423
Nabtesco Corp.	26,700	633,861
Nakanishi, Inc.	74,000	1,462,542
NGK Spark Plug Co., Ltd.	27,200	514,384
Nihon Kohden Corp.	16,900	400,387
Nihon Parkerizing Co., Ltd.	34,100	242,866
Nippon Television Holdings, Inc.	25,100	236,976
Nishimatsuya Chain Co., Ltd.	59,300	676,658
Nissei ASB Machine Co., Ltd.#	4,600	113,971
Nitto Denko Corp.	4,300	311,046
NOF Corp.	10,300	391,840
Nohmi Bosai, Ltd.	21,800	286,367
Nomura Research Institute, Ltd.	22,000	604,086
NS Solutions Corp.	117,400	3,436,608
Obara Group, Inc.	3,900	88,168
OBIC Business Consultants Co., Ltd.	3,000	103,686
OBIC Co., Ltd.	24,400	3,602,093
Omron Corp.	6,900	396,062
Oracle Corp. Japan†#	8,500	514,828
PALTAC Corp.	15,400	524,060
Paramount Bed Holdings Co., Ltd.	44,400	689,427
Park24 Co., Ltd.†	11,700	183,804

Security Description	Shares	Value (Note 2)

Japan (continued)
Pasona Group, Inc.#	20,000	$324,096
PCA Corp.	45,500	434,853
Pole To Win Holdings, Inc.	55,700	444,077
Proto Corp.	37,100	286,438
Rakuten Group, Inc.#	3,800	21,288
Rinnai Corp.	3,000	207,276
Ryohin Keikaku Co., Ltd.	39,000	413,711
S Foods, Inc.	27,300	639,164
Sagami Rubber Industries Co., Ltd.	8,700	50,746
San-A Co, Ltd.	3,000	91,576
San-Ai Obbli Co., Ltd.	101,200	751,424
Sankyu, Inc.	20,500	613,420
Santen Pharmaceutical Co., Ltd.	66,300	535,216
SCSK Corp.	27,300	456,393
Seino Holdings Co., Ltd.	120,800	965,511
Senko Group Holdings Co., Ltd.	21,100	137,896
Seria Co., Ltd.	6,000	106,241
SG Holdings Co., Ltd.	108,300	1,946,585
Shima Seiki Manufacturing, Ltd.#	6,200	97,263
Shimadzu Corp.	20,500	750,790
Shimamura Co., Ltd.	2,000	169,601
Shizuoka Bank, Ltd.	33,400	195,054
SK Kaken Co., Ltd.	3,800	990,464
SMS Co., Ltd.	97,600	2,259,856
Sohgo Security Services Co., Ltd.	18,500	510,868
Stanley Electric Co., Ltd.	28,400	514,178
Sugi Holdings Co., Ltd.	7,700	322,813
Sundrug Co., Ltd.	34,700	751,714
Suzuken Co., Ltd.	11,000	298,878
T Hasegawa Co., Ltd.	101,000	1,932,678
Taisei Lamick Co, Ltd.	7,300	151,210
Taiyo Yuden Co., Ltd.	67,900	2,783,012
Takasago International Corp.	5,200	93,713
Takuma Co., Ltd.	31,600	350,475
TBS Holdings, Inc.	29,500	387,240
TechnoPro Holdings, Inc.#	151,700	3,478,951
Temairazu, Inc.	8,500	380,304
THK Co., Ltd.	4,000	81,574
Toei Co., Ltd.	2,700	385,970
Toho Co., Ltd.	19,800	780,889
Toho Titanium Co., Ltd.	144,200	2,449,266
Tokyo Seimitsu Co., Ltd.	59,600	2,295,099
Toshiba TEC Corp.	7,000	220,660
TOTO, Ltd.	4,300	144,800
Toyo Seikan Group Holdings, Ltd.	45,900	489,253
Trancom Co., Ltd.	3,000	150,089
TS Tech Co., Ltd.	32,600	330,933
Unicharm Corp.	28,700	982,919
USS Co., Ltd.	58,900	1,072,499
Yamato Holdings Co., Ltd.	61,500	1,065,241
Zojirushi Corp.#	5,600	59,221
ZOZO, Inc.	43,500	928,427
Zuken, Inc.	18,200	402,046

		113,817,353

Jersey — 0.4%
Breedon Group PLC	2,128,025	1,891,828

Luxembourg — 0.9%
Allegro.eu SA†*	31,054	182,021
Befesa SA*	62,979	4,188,814
Eurofins Scientific SE	1,005	93,772

		4,464,607

143

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Malaysia — 0.1%
Alliance Bank Malaysia Bhd	955,200	$784,714

Mauritius — 0.2%
MakeMyTrip, Ltd.†	35,558	983,534

Mexico — 1.2%
Bolsa Mexicana de Valores SAB de CV	184,300	344,711
Corp Inmobiliaria Vesta SAB de CV	141,918	288,300
GCC SAB de CV	75,020	527,757
Genomma Lab Internacional SAB de CV, Class B	356,289	359,538
Gruma SAB de CV, Class B	22,474	269,384
Grupo Aeroportuario del Centro Norte SAB de CV	407,354	2,935,441
Grupo Aeroportuario del Pacifico SAB de CV, Class B	19,131	287,541
Grupo Aeroportuario del Sureste SAB de CV ADR	973	211,423
Operadora de Sites Mexicanos SA de CV	239,600	316,537
Orbia Advance Corp SAB de CV	96,320	259,147
Prologis Property Mexico SA de CV	60,783	160,601

		5,960,380

Netherlands — 1.0%
Aalberts NV	10,549	524,426
ASM International NV	3,698	1,150,458
Euronext NV*	7,722	668,801
IMCD NV#	7,498	1,126,022
Just Eat Takeaway.com NV (Euronext Amsterdam)†#*	40,717	911,138
Just Eat Takeaway.com NV (LSE)†*	2,489	55,349
Wolters Kluwer NV	6,080	601,788

		5,037,982

New Zealand — 0.3%
Auckland International Airport, Ltd.†	92,214	448,684
Freightways, Ltd.	62,111	444,688
Mainfreight, Ltd.	8,717	430,569

		1,323,941

Norway — 1.5%
Aker Solutions ASA	1,097,573	4,264,256
Borregaard ASA	3,874	76,146
TOMRA Systems ASA	172,562	3,516,229

		7,856,631

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	13,265	113,283

Philippines — 0.4%
Metropolitan Bank & Trust Co.	905,072	949,114
Universal Robina Corp.	452,300	931,745

		1,880,859

Portugal — 0.3%
Galp Energia SGPS SA	76,039	994,781
NOS SGPS SA	90,490	384,976

		1,379,757

Russia — 0.0%
Detsky Mir PJSC*(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0

		0

Singapore — 1.4%
Ascendas India Trust	417,400	346,814
Capitaland Investment, Ltd.	173,100	498,243
CDL Hospitality Trusts#	15,072	13,728
City Developments, Ltd.	96,800	582,581
Mapletree Commercial Trust#	342,100	443,994
SATS, Ltd.†	825,900	2,636,403
Singapore Technologies Engineering, Ltd.	411,400	1,234,261
Venture Corp., Ltd.	90,663	1,183,588

		6,939,612

Security Description	Shares	Value (Note 2)

South Africa — 1.4%
AVI, Ltd.	136,457	$575,617
Motus Holdings, Ltd.	310,265	2,270,526
Transaction Capital, Ltd.	1,559,796	4,327,331

		7,173,474

South Korea — 3.8%
Amorepacific Corp.	7,000	922,421
CJ CheilJedang Corp.	5,281	1,672,910
Doosan Bobcat, Inc.	28,240	864,661
Doosan Fuel Cell Co., Ltd.†	46,724	1,466,757
Douzone Bizon Co., Ltd.	15,196	453,233
Hansae Co., Ltd.#	169,024	2,993,071
Hansol Chemical Co., Ltd.	5,181	1,107,450
Hite Jinro Co., Ltd.	74,811	2,152,138
LEENO Industrial, Inc.	23,629	2,977,752
LS Electric Co., Ltd.	21,257	880,709
OCI Co., Ltd.#	16,377	1,690,243
Orion Corp.	12,296	966,015
Samsung Fire & Marine Insurance Co., Ltd.	5,785	930,178

		19,077,538

Spain — 2.2%
Amadeus IT Group SA†	24,309	1,512,521
Banco de Sabadell SA	4,494,826	4,031,209
Cellnex Telecom SA#*	49,035	2,214,194
Melia Hotels International SA†	347,281	2,781,397
Viscofan SA	13,005	699,964

		11,239,285

Sweden — 2.7%
Catena AB	75,384	3,307,046
Essity AB, Class B	29,589	776,629
Fortnox AB	452,234	2,667,728
Intrum AB	95,350	2,178,067
Karnov Group AB	41,133	267,579
MIPS AB	36,472	2,438,400
Saab AB, Series B	9,077	385,687
Swedish Match AB	110,268	1,140,459
Thule Group AB*	9,748	326,494

		13,488,089

Switzerland — 1.3%
DKSH Holding AG	1,570	131,265
Julius Baer Group, Ltd.	13,406	692,338
Kardex Holding AG	3,113	567,784
Partners Group Holding AG	101	108,644
SIG Group AG	68,908	1,508,964
Sika AG	5,854	1,621,515
Sonova Holding AG	3,521	1,250,513
Straumann Holding AG	340	43,476
Temenos AG	2,844	276,447
VAT Group AG*	1,556	463,631

		6,664,577

Taiwan — 2.5%
Advantech Co., Ltd.	67,571	837,208
Chroma ATE, Inc.	182,000	1,038,602
E.Sun Financial Holding Co., Ltd.	635,881	668,008
Kindom Development Co., Ltd.	1,179,100	1,407,024
Lotes Co., Ltd.	97,000	2,635,170
Merida Industry Co., Ltd.	137,000	1,221,224
Tripod Technology Corp.	232,000	928,623
Voltronic Power Technology Corp.	18,675	947,874
Wafer Works Corp.	1,107,000	2,363,818
Win Semiconductors Corp.	98,000	754,880

		12,802,431

144

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Thailand — 0.4%
AEON Thana Sinsap Thailand PCL†	85,300	$476,105
Land & Houses PCL	5,724,500	1,480,474

		1,956,579

Turkey — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi AS†	72,572	58,660

United Kingdom — 11.4%
4imprint Group PLC†	4,240	143,142
Abcam PLC†	16,956	252,016
Admiral Group PLC	7,289	204,400
Allfunds Group Plc	21,925	200,550
Auto Trader Group PLC*	98,858	735,250
Babcock International Group PLC†	47,716	203,115
Bellway PLC	20,580	606,452
Big Yellow Group PLC	35,459	602,323
Britvic PLC	22,439	233,235
Bunzl PLC	26,510	924,960
Burberry Group PLC	19,672	425,281
Capricorn Energy PLC†	18,507	46,066
Coats Group PLC	183,226	160,953
Compass Group PLC	45,141	1,012,480
ConvaTec Group PLC*	129,864	353,749
Cranswick PLC	28,156	1,082,881
Croda International PLC	23,238	2,025,265
Dechra Pharmaceuticals PLC	72,212	3,310,701
EMIS Group PLC	16,748	274,517
Essentra PLC	271,657	1,089,747
Forterra PLC*	524,555	1,819,785
Future PLC	183,447	4,584,101
Great Portland Estates PLC	436,197	3,607,420
Greggs PLC	56,051	1,600,635
Halma PLC	21,125	594,005
Hargreaves Lansdown PLC#	26,368	285,099
Helios Towers PLC†#	105,520	151,331
Howden Joinery Group PLC	99,683	857,682
Ibstock PLC	156,537	366,871
Inchcape PLC	314,903	2,891,608
Intertek Group PLC	16,680	974,974
Johnson Service Group PLC†	67,382	99,208
Keywords Studios PLC	119,042	3,515,905
Marshalls PLC	35,192	237,563
Moneysupermarket.com Group PLC	276,667	649,702
PageGroup PLC	422,167	2,442,046
PZ Cussons PLC	12,477	31,860
Rathbones Group PLC	35,182	916,015
Rightmove PLC	98,327	745,241
Rotork PLC	560,343	1,975,980
RS Group PLC	690,165	8,435,841
Sage Group PLC	22,336	184,908
Savills PLC	186,889	2,601,300
Schroders PLC	27,922	1,043,709
Shaftesbury PLC#	45,391	342,138
Smith & Nephew PLC	61,433	1,002,043
Spirax-Sarco Engineering PLC	3,704	493,603
Tate & Lyle PLC	12,904	121,085
UNITE Group PLC	94,316	1,377,953

		57,836,694

United States — 0.0%
PerkinElmer, Inc.	619	92,646
Thoughtworks Holding, Inc.†	3,782	65,466

		158,112

Total Common Stocks
(cost $473,205,152)		472,266,003

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 1.8%
iShares MSCI India Small-Cap ETF (cost $10,364,434)	171,365	$8,866,425

Total Long-Term Investment Securities
(cost $483,569,586)		481,132,428

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(3)(4) (cost $9,754,291)	9,754,291	9,754,291

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $12,075,015 and collateralized by $13,446,300 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an approximate value of $12,316,502 (cost $12,074,995)	$12,074,995	12,074,995

TOTAL INVESTMENTS
(cost $505,398,872)(5)	99.2%	502,961,714
Other assets less liabilities	0.8	4,207,467

NET ASSETS	100.0%	$507,169,181

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $20,613,436 representing 4.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stocks

Detsky Mir PJSC	12/02/2020	534,295	$989,158
	02/22/2021	56,107	109,095
	03/18/2021	11,390	20,905

		601,792	1,119,158	$0	$0.00	0.00%

Moscow Exchange MICEX-RTS PJSC	03/26/2020	27,771	33,435
	03/27/2020	156,529	182,610
	10/19/2020	21,342	40,021

		205,642	256,066	0	0.00	0.00

				$0		0.00%

(3)	The rate shown is the 7-day yield as of May 31, 2022.

145

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

(4)

At May 31, 2022, the Fund had loaned securities with a total value of $24,087,017. This was secured by collateral of $9,754,291, which was received in cash and subsequently invested in short-term investments currently value at $9,754,291 as reported in the Portfolio of Investments. Additional collateral of $16,121,803 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/09/2022 to 11/03/2022	$536,374
United States Treasury Notes/Bonds	0.13% to 6.25%	06/30/2022 to 11/15/2051	15,585,429

(5)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

ISE — Irish Stock Exchange

LSE — London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Russia	$—	$—		$0	$0
Other Countries	71,160,636	401,105,367	**	—	472,266,003
Exchange-Traded Funds	8,866,425	—		—	8,866,425
Short-Term Investment Securities	9,754,291	—		—	9,754,291
Repurchase Agreements	—	12,074,995		—	12,074,995

Total Investments at Value	$89,781,352	$413,180,362		$0	$502,961,714

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

146

VALIC Company I International Socially Responsible Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Medical — Drugs	4.9%
Diversified Banking Institutions	4.3
Banks — Commercial	4.1
Insurance — Life/Health	3.5
Telephone — Integrated	3.0
Repurchase Agreements	2.5
Semiconductor Equipment	2.2
Cosmetics & Toiletries	2.2
Chemicals — Specialty	2.0
Insurance — Multi-line	1.9
Real Estate Investment Trusts	1.9
Auto — Cars/Light Trucks	1.5
Commercial Services	1.4
Medical Products	1.4
Import/Export	1.4
Power Converter/Supply Equipment	1.3
Insurance — Property/Casualty	1.3
Real Estate Operations & Development	1.3
Oil Refining & Marketing	1.2
Investment Companies	1.1
Oil Companies — Exploration & Production	1.1
Finance — Other Services	1.1
Industrial Automated/Robotic	1.1
Enterprise Software/Service	1.1
Oil Companies — Integrated	1.1
Chemicals — Diversified	1.1
Food — Retail	1.0
Building & Construction Products — Misc.	1.0
Medical — Biomedical/Gene	1.0
Transport — Rail	0.9
Soap & Cleaning Preparation	0.9
Insurance — Reinsurance	0.9
Electronic Components — Misc.	0.9
Cellular Telecom	0.9
Industrial Gases	0.9
Steel — Producers	0.9
Retail — Apparel/Shoe	0.8
Building — Heavy Construction	0.8
Audio/Video Products	0.8
Electric — Distribution	0.8
Investment Management/Advisor Services	0.8
Private Equity	0.8
Beverages — Non-alcoholic	0.7
Machinery — Electrical	0.7
Food — Misc./Diversified	0.7
Water	0.7
Transport — Services	0.7
Apparel Manufacturers	0.7
Gas — Distribution	0.7
Rubber — Tires	0.6
Electric — Generation	0.6
Medical Labs & Testing Services	0.6
Food — Dairy Products	0.6
Computer Services	0.6
Metal — Diversified	0.6
Real Estate Management/Services	0.6
Auto/Truck Parts & Equipment — Original	0.5
Machinery — General Industrial	0.5
Building & Construction — Misc.	0.5
Optical Supplies	0.5
Gold Mining	0.5
Machinery — Construction & Mining	0.5
Distribution/Wholesale	0.5
Food — Catering	0.5
Metal — Iron	0.5
Electronic Components — Semiconductors	0.5
Electric — Integrated	0.5
U.S. Government Treasuries	0.5
Retail — Jewelry	0.5

Airport Development/Maintenance	0.5
Building — Residential/Commercial	0.5
Medical Instruments	0.4
Paper & Related Products	0.4
Athletic Footwear	0.4
Internet Content — Information/News	0.4
Building Products — Cement	0.4
Networking Products	0.4
Human Resources	0.4
Public Thoroughfares	0.4
Electric — Transmission	0.4
Auto — Heavy Duty Trucks	0.4
Toys	0.4
Office Automation & Equipment	0.4
Hotels/Motels	0.4
Machinery — Farming	0.4
Gas — Transportation	0.3
Commercial Services — Finance	0.3
Electronic Measurement Instruments	0.3
Diversified Operations	0.3
Computer Aided Design	0.3
MRI/Medical Diagnostic Imaging	0.3
Advertising Agencies	0.3
Finance — Leasing Companies	0.3
Telecom Services	0.3
Diversified Minerals	0.3
Steel Pipe & Tube	0.2
Metal — Copper	0.2
Resorts/Theme Parks	0.2
Multimedia	0.2
Rental Auto/Equipment	0.2
Building Products — Air & Heating	0.2
Coatings/Paint	0.2
Diversified Manufacturing Operations	0.2
Chemicals — Plastics	0.2
Advertising Services	0.2
Pipelines	0.2
Transport — Marine	0.2
E-Commerce/Products	0.2
Publishing — Periodicals	0.2
Building — Maintenance & Services	0.2
Applications Software	0.2
Energy — Alternate Sources	0.2
Music	0.2
Medical — Hospitals	0.2
Motorcycle/Motor Scooter	0.2
Computer Data Security	0.2
Fisheries	0.1
Diversified Operations/Commercial Services	0.1
Diagnostic Kits	0.1
Electric Products — Misc.	0.1
Retail — Building Products	0.1
Computers — Periphery Equipment	0.1
Machine Tools & Related Products	0.1
Electronic Security Devices	0.1
Steel — Specialty	0.1
Security Services	0.1
Entertainment Software	0.1
E-Commerce/Services	0.1
Telecommunication Equipment	0.1
Food — Meat Products	0.1
Diagnostic Equipment	0.1
Finance — Investment Banker/Broker	0.1
Bicycle Manufacturing	0.1
Coffee	0.1
Miscellaneous Manufacturing	0.1
Broadcast Services/Program	0.1
Agricultural Chemicals	0.1
Metal Processors & Fabrication	0.1

147

VALIC Company I International Socially Responsible Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited) — (continued)

Industry Allocation* (continued)

Food — Flour & Grain	0.1%
Respiratory Products	0.1
Internet Connectivity Services	0.1
Medical — Wholesale Drug Distribution	0.1
Semiconductor Components — Integrated Circuits	0.1
Retirement/Aged Care	0.1

97.3%

Country Allocation*

Japan	21.8%
United Kingdom	13.3
France	9.7
Switzerland	8.5
Australia	7.0
Germany	6.6
Netherlands	5.4
Sweden	3.0
United States	3.0
Hong Kong	2.7
Denmark	2.6
Spain	2.3
Italy	1.8
Finland	1.3
Norway	1.1
Belgium	1.0
Singapore	1.0
Cayman Islands	1.0
Ireland	0.8
Israel	0.7
Austria	0.7
Jersey	0.6
Portugal	0.6
Luxembourg	0.4
New Zealand	0.3
SupraNational	0.1

97.3%

*	Calculated as a percentage of net assets

148

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.3%
Australia — 7.0%
Ampol, Ltd.	22,755	$542,916
APA Group	72,897	593,625
ASX, Ltd.	7,276	421,510
Aurizon Holdings, Ltd.	116,322	334,797
BGP Holdings PLC†(1)	60,919	0
BlueScope Steel, Ltd.	48,658	629,965
Brambles, Ltd.	61,419	477,934
Cochlear, Ltd.	2,303	366,164
Coles Group, Ltd.	45,658	574,184
Computershare, Ltd.	17,667	293,157
CSL, Ltd.	12,588	2,449,169
Dexus†	27,364	205,538
Evolution Mining, Ltd.	136,573	366,197
Fortescue Metals Group, Ltd.	75,079	1,076,769
Goodman Group	49,625	728,808
GPT Group	59,897	206,038
Lendlease Corp., Ltd.	14,856	114,594
Macquarie Group, Ltd.	11,971	1,592,041
Mineral Resources, Ltd.	11,591	527,764
Mirvac Group	121,745	197,137
Newcrest Mining, Ltd.	50,685	892,919
Northern Star Resources, Ltd.	63,242	393,232
Origin Energy, Ltd.	26,409	129,331
QBE Insurance Group, Ltd.	35,865	308,848
Ramsay Health Care, Ltd.	9,085	509,147
Santos, Ltd.	200,344	1,174,390
Scentre Group	268,583	550,889
Sonic Healthcare, Ltd.	33,665	884,971
South32, Ltd.	284,559	1,013,929
Stockland	83,190	238,399
Suncorp Group, Ltd.	58,913	479,026
Telstra Corp., Ltd.	187,758	521,907
Transurban Group	128,157	1,319,064
Vicinity Centres	161,395	218,370
Washington H. Soul Pattinson & Co., Ltd.	27,094	498,752
Woodside Energy Group, Ltd.	59,891	1,273,848

		22,105,329

Austria — 0.7%
Erste Group Bank AG	9,366	292,323
OMV AG	14,869	868,489
Raiffeisen Bank International AG	9,754	129,565
Verbund AG	1,574	156,571
voestalpine AG	24,038	704,072

		2,151,020

Belgium — 1.0%
Ageas SA/NV	2,480	125,005
Etablissements Franz Colruyt NV	4,692	152,343
Groupe Bruxelles Lambert SA	7,913	731,406
KBC Group NV	11,922	744,492
Proximus SADP	13,453	232,346
Sofina SA	262	61,751
Solvay SA, Class A	3,519	344,464
UCB SA	7,790	687,534
Umicore SA	4,826	214,742

		3,294,083

Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	8,000	53,601
Hongkong Land Holdings, Ltd.	13,100	60,659

		114,260

Security Description	Shares	Value (Note 2)

Cayman Islands — 1.0%
Chow Tai Fook Jewellery Group, Ltd.	72,400	$125,195
CK Asset Holdings, Ltd.	100,308	654,747
CK Hutchison Holdings, Ltd.	102,500	725,071
ESR Cayman, Ltd.†	59,400	175,895
Futu Holdings, Ltd. ADR†#	1,107	40,638
Sea, Ltd. ADR†	6,400	529,024
SITC International Holdings Co., Ltd.	30,000	112,396
WH Group, Ltd.*	410,500	314,675
Wharf Real Estate Investment Co., Ltd.	63,000	304,249
Xinyi Glass Holdings, Ltd.	40,000	101,497

		3,083,387

Denmark — 2.6%
Ambu A/S, Class B	2,259	30,860
Chr. Hansen Holding A/S	2,495	186,929
Demant A/S†	2,521	110,948
DSV A/S	5,029	825,611
Genmab A/S†	1,591	483,098
Novo Nordisk A/S, Class B	44,172	4,890,710
Novozymes A/S, Class B	4,146	262,858
Orsted A/S*	4,638	524,735
Pandora A/S	3,605	291,918
Vestas Wind Systems A/S	20,144	513,755

		8,121,422

Finland — 1.3%
Elisa Oyj	326	18,455
Kone Oyj, Class B	7,193	367,261
Neste Oyj	13,717	630,450
Nokia Oyj	132,694	667,820
Nordea Bank Abp	120,356	1,225,456
Orion Oyj, Class B	5,337	219,092
Sampo Oyj, Class A	5,412	244,924
Stora Enso Oyj, Class R	16,654	322,855
UPM-Kymmene Oyj	15,629	554,528

		4,250,841

France — 9.7%
Accor SA†	4,952	163,084
Aeroports de Paris†	1,504	225,025
Air Liquide SA	16,043	2,808,786
Alstom SA	5,293	144,752
Amundi SA*	2,158	125,810
Arkema SA	3,390	410,756
AXA SA	83,127	2,102,596
BioMerieux	978	102,951
BNP Paribas SA	32,172	1,840,116
Bouygues SA	20,457	706,470
Bureau Veritas SA	1,472	42,519
Capgemini SE	5,131	996,591
Carrefour SA	30,703	627,597
Cie de Saint-Gobain	13,104	777,319
Cie Generale des Etablissements Michelin SCA	8,063	1,051,928
CNP Assurances	5,419	121,590
Covivio	1,969	143,831
Credit Agricole SA	40,095	445,220
Danone SA	26,826	1,578,651
Dassault Systemes SE	21,286	896,688
Edenred	6,926	341,929
Eiffage SA	5,801	574,829
EssilorLuxottica SA	10,655	1,720,774
Eurazeo SE	2,742	212,094
Faurecia SE†	3,671	102,214
Gecina SA	1,516	178,399
Getlink SE	16,384	315,639

149

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France (continued)
Hermes International	1,258	$1,502,938
Ipsen SA	3,567	357,263
Klepierre SA	9,974	227,753
L’Oreal SA	8,891	3,143,110
Legrand SA	5,177	448,568
Publicis Groupe SA	8,806	482,048
Sartorius Stedim Biotech	1,193	412,148
Schneider Electric SE	13,504	1,875,896
Societe Generale SA	28,467	767,165
Sodexo SA	3,057	228,400
Ubisoft Entertainment SA†	1,173	61,465
Valeo	4,108	91,378
Veolia Environnement SA	21,399	600,126
Vinci SA	11,694	1,128,285
Vivendi SE	17,589	209,819
Wendel SE	1,296	133,555
Worldline SA†*	6,156	251,451

		30,679,526

Germany — 6.6%
adidas AG	5,234	1,037,092
Allianz SE	11,296	2,366,006
Bayerische Motoren Werke AG	21,628	1,872,883
Bayerische Motoren Werke AG (Preference Shares)	3,618	282,992
Beiersdorf AG	7,890	817,391
Brenntag SE	2,328	179,853
Carl Zeiss Meditec AG	784	104,611
Commerzbank AG†	32,757	284,083
Continental AG	4,096	313,358
Covestro AG*	5,143	234,650
Delivery Hero SE†*	2,817	108,127
Deutsche Boerse AG	5,661	949,752
Evonik Industries AG	7,131	190,843
Hannover Rueck SE	1,588	242,628
HeidelbergCement AG	6,394	371,315
HelloFresh SE†	3,535	131,397
Henkel AG & Co. KGaA	4,067	273,934
Henkel AG & Co. KGaA (Preference Shares)	11,051	756,011
Infineon Technologies AG	31,111	966,623
KION Group AG	1,657	81,190
Knorr-Bremse AG	1,092	74,576
LANXESS AG	1,378	64,148
Merck KGaA	6,893	1,295,334
Muenchener Rueckversicherungs-Gesellschaft AG	5,480	1,340,228
Puma SE	5,373	399,301
SAP SE	27,780	2,767,313
Sartorius AG (Preference Shares)	1,091	439,837
Siemens Healthineers AG*	13,335	800,173
Symrise AG	3,680	405,902
Telefonica Deutschland Holding AG	103,732	329,509
United Internet AG	4,962	162,645
Vonovia SE	28,476	1,083,964
Zalando SE†*	4,104	166,669

		20,894,338

Hong Kong — 2.7%
AIA Group, Ltd.	289,000	2,956,085
BOC Hong Kong Holdings, Ltd.	122,500	468,868
Hang Lung Properties, Ltd.	49,000	91,512
Hang Seng Bank, Ltd.	21,300	372,009
Henderson Land Development Co., Ltd.	86,503	366,126
Hong Kong & China Gas Co., Ltd.	391,252	442,598
Hong Kong Exchanges & Clearing, Ltd.	28,700	1,230,242
Link REIT	37,300	337,534
MTR Corp., Ltd.	74,500	401,983

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
New World Development Co., Ltd.	47,250	$180,035
Power Assets Holdings, Ltd.	42,500	277,638
Sun Hung Kai Properties, Ltd.	49,500	603,036
Swire Pacific, Ltd., Class A	30,000	181,441
Swire Properties, Ltd.	52,400	127,796
Techtronic Industries Co., Ltd.	30,000	389,124

		8,426,027

Ireland — 0.8%
CRH PLC	24,019	993,908
DCC PLC	7,134	504,831
James Hardie Industries PLC	5,924	152,808
Kerry Group PLC, Class A	7,667	792,696
Smurfit Kappa Group PLC	3,428	138,733

		2,582,976

Israel — 0.7%
Bank Hapoalim BM	44,435	412,129
Bank Leumi Le-Israel BM	60,220	599,767
Check Point Software Technologies, Ltd.†	3,586	448,537
Fiverr International, Ltd.†#	1,000	42,310
ICL Group, Ltd.	20,497	228,031
Mizrahi Tefahot Bank, Ltd.	2,515	82,755
NICE, Ltd.†	1,700	338,548
Wix.com, Ltd.†	920	57,969

		2,210,046

Italy — 1.8%
Amplifon SpA	4,307	148,391
Assicurazioni Generali SpA	74,696	1,360,355
DiaSorin SpA	833	109,628
FinecoBank Banca Fineco SpA	13,965	197,770
Mediobanca Banca di Credito Finanziario SpA	54,420	558,981
Moncler SpA	8,838	424,827
Nexi SpA†*	7,610	77,528
Poste Italiane SpA*	43,183	467,722
Prysmian SpA	2,753	88,943
Recordati Industria Chimica e Farmaceutica SpA	14,784	662,240
Snam SpA	185,780	1,079,493
Terna—Rete Elettrica Nazionale SpA	73,741	624,887

		5,800,765

Japan — 21.8%
Advantest Corp.	2,500	171,595
Aeon Co., Ltd.	25,000	456,868
Aisin Corp.	3,700	120,995
Ajinomoto Co., Inc.	26,600	645,987
ANA Holdings, Inc.†	6,000	118,043
Astellas Pharma, Inc.	81,000	1,295,936
Bridgestone Corp.	19,600	771,460
Canon, Inc.	26,800	673,463
Central Japan Railway Co.	5,900	732,774
Chiba Bank, Ltd.	7,600	39,095
Chubu Electric Power Co., Inc.	27,000	270,630
Chugai Pharmaceutical Co., Ltd.	26,400	721,909
Dai-ichi Life Holdings, Inc.	27,300	559,036
Daiichi Sankyo Co., Ltd.	53,300	1,413,840
Daikin Industries, Ltd.	4,600	735,681
Denso Corp.	15,200	925,483
Dentsu Group, Inc.	4,300	143,176
East Japan Railway Co.	9,900	507,342
Eisai Co., Ltd.	10,100	414,572
ENEOS Holdings, Inc.	296,600	1,190,719
FANUC Corp.	5,500	896,890
Fast Retailing Co., Ltd.	900	434,536

150

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
FUJIFILM Holdings Corp.	9,700	$533,176
Fujitsu, Ltd.	2,900	434,269
Hankyu Hanshin Holdings, Inc.	7,600	203,421
Hitachi Metals, Ltd.†	22,600	362,301
Hitachi, Ltd.	25,000	1,307,043
Hoya Corp.	8,800	939,350
Idemitsu Kosan Co., Ltd.	17,700	475,808
Inpex Corp.	59,400	761,854
Isuzu Motors, Ltd.	26,300	307,428
Ito En, Ltd.	5,500	233,080
ITOCHU Corp.	17,200	492,137
Japan Airlines Co., Ltd.†	3,500	63,544
JFE Holdings, Inc.	43,000	528,636
Kajima Corp.	21,800	234,154
Kao Corp.	16,700	672,293
KDDI Corp.	49,800	1,733,650
Keio Corp.	2,000	66,681
Keyence Corp.	4,500	1,794,730
Kintetsu Group Holdings Co., Ltd.	2,900	84,596
Kobayashi Pharmaceutical Co., Ltd.	400	26,802
Komatsu, Ltd.	28,300	699,946
Kose Corp.	1,300	117,406
Kubota Corp.	31,100	571,370
Kyocera Corp.	6,000	337,540
Kyowa Kirin Co., Ltd.	15,600	335,649
Lasertec Corp.†	800	116,653
Lawson, Inc.	2,600	91,823
Lion Corp.	4,100	45,742
LIXIL Corp.	3,000	57,048
M3, Inc.	7,400	213,466
Marubeni Corp.	52,800	553,458
Mazda Motor Corp.	42,200	355,599
MEIJI Holdings Co., Ltd.	7,900	388,796
Mitsubishi Chemical Holdings Corp.	57,700	340,465
Mitsubishi Corp.	37,500	1,287,454
Mitsubishi Electric Corp.	31,500	345,323
Mitsubishi Estate Co., Ltd.	36,400	538,473
Mitsubishi UFJ Financial Group, Inc.	252,600	1,429,513
Mitsui & Co., Ltd.	44,800	1,122,495
Mitsui Fudosan Co., Ltd.	25,500	556,414
Mitsui OSK Lines, Ltd.	6,300	168,126
Mizuho Financial Group, Inc.	43,300	511,463
MS&AD Insurance Group Holdings, Inc.	12,700	403,039
Murata Manufacturing Co., Ltd.	14,200	914,946
Nexon Co., Ltd.	8,100	200,832
Nidec Corp.	8,500	570,358
Nintendo Co., Ltd.	2,800	1,246,267
Nippon Express Holdings, Inc.	2,400	138,547
Nippon Paint Holdings Co., Ltd.	11,600	85,853
Nippon Shinyaku Co., Ltd.	1,500	92,580
Nippon Steel Corp.	52,400	908,960
Nippon Telegraph & Telephone Corp.	48,400	1,471,177
Nippon Yusen KK	3,600	298,485
Nisshin Seifun Group, Inc.	15,900	185,608
Nissin Foods Holdings Co., Ltd.	2,000	130,721
Nitori Holdings Co., Ltd.	1,000	100,922
Nomura Holdings, Inc.	61,300	241,768
NTT Data Corp.	12,000	187,803
Obayashi Corp.	15,900	112,500
Odakyu Electric Railway Co., Ltd.	5,500	72,425
Ono Pharmaceutical Co., Ltd.	28,700	758,389
Oriental Land Co., Ltd.	5,200	774,438
ORIX Corp.	42,800	812,633
Osaka Gas Co., Ltd.	27,200	508,039
Otsuka Holdings Co., Ltd.	27,000	897,781

Security Description	Shares	Value (Note 2)

Japan (continued)
Pan Pacific International Holdings Corp.	3,700	$56,845
Rakuten Group, Inc.	7,700	43,136
Recruit Holdings Co., Ltd.	29,300	1,070,895
Renesas Electronics Corp.†	12,600	147,920
Resona Holdings, Inc.	94,900	353,371
Ryohin Keikaku Co., Ltd.	4,800	50,918
Santen Pharmaceutical Co., Ltd.	26,700	215,540
Secom Co., Ltd.	5,400	355,835
Sekisui House, Ltd.	10,600	188,388
SG Holdings Co., Ltd.	4,500	80,883
Shimano, Inc.	1,500	264,124
Shin-Etsu Chemical Co., Ltd.	10,700	1,516,237
Shionogi & Co., Ltd.	12,200	650,246
Shiseido Co., Ltd.	12,400	520,765
Shizuoka Bank, Ltd.	4,400	25,696
SMC Corp.	1,500	772,061
SoftBank Corp.	67,600	775,756
SoftBank Group Corp.	29,900	1,241,295
Sony Group Corp.	27,500	2,587,286
Subaru Corp.	41,700	718,841
Sumitomo Pharma Co., Ltd.	12,900	110,334
Sumitomo Chemical Co., Ltd.	43,400	178,477
Sumitomo Corp.	37,000	530,241
Sumitomo Electric Industries, Ltd.	41,700	459,819
Sumitomo Metal Mining Co., Ltd.	18,700	784,829
Sumitomo Mitsui Financial Group, Inc.	53,100	1,624,624
Sumitomo Realty & Development Co., Ltd.	10,700	287,910
Suntory Beverage & Food, Ltd.	16,600	620,529
Suzuki Motor Corp.	16,700	493,084
Sysmex Corp.	4,500	292,297
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	219,182
TDK Corp.	3,800	130,975
Terumo Corp.	18,500	597,153
Tobu Railway Co., Ltd.	400	8,950
Tokio Marine Holdings, Inc.	15,700	908,389
Tokyo Electron, Ltd.	3,000	1,373,853
Tokyo Gas Co., Ltd.	24,100	469,902
Tokyu Corp.	13,000	147,256
Toppan, Inc.	600	11,270
Toray Industries, Inc.	40,700	210,017
TOTO, Ltd.	800	26,940
Toyo Suisan Kaisha, Ltd.	2,100	78,393
Toyota Industries Corp.	5,600	359,247
Toyota Tsusho Corp.	5,000	190,425
Unicharm Corp.	17,100	585,642
Welcia Holdings Co., Ltd.	1,400	28,168
West Japan Railway Co.	7,300	268,909
Yakult Honsha Co., Ltd.	6,100	335,165
Yamaha Motor Co., Ltd.	24,800	501,557
Z Holdings Corp.	37,100	122,138

		69,384,989

Jersey — 0.6%
Ferguson PLC	8,169	982,119
WPP PLC	73,697	855,287

		1,837,406

Luxembourg — 0.4%
Aroundtown SA	42,482	199,122
Eurofins Scientific SE	2,284	213,110
Tenaris SA	59,900	1,000,746

		1,412,978

151

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Netherlands — 5.4%
ABN AMRO Bank NV CVA*	19,501	$228,662
Adyen NV†*	463	721,029
Akzo Nobel NV	7,213	630,449
Argenx SE†	1,326	410,661
ASM International NV	589	183,239
ASML Holding NV	8,913	5,139,688
CNH Industrial NV	34,699	517,309
EXOR NV	7,779	574,704
Ferrari NV	5,886	1,147,588
ING Groep NV	108,128	1,223,479
JDE Peet’s NV	8,986	263,510
Just Eat Takeaway.com NV†*	4,454	99,669
Koninklijke Ahold Delhaize NV	27,656	763,593
Koninklijke DSM NV	5,797	980,007
Koninklijke KPN NV	151,346	551,382
NN Group NV	13,713	682,715
Prosus NV	20,356	1,057,078
QIAGEN NV†	7,562	347,932
STMicroelectronics NV	14,942	597,911
Universal Music Group NV	22,860	513,379
Wolters Kluwer NV	5,607	554,971

		17,188,955

New Zealand — 0.3%
Auckland International Airport, Ltd.†	61,749	300,451
Fisher & Paykel Healthcare Corp., Ltd.	12,722	173,595
Mercury NZ, Ltd.	30,468	109,019
Meridian Energy, Ltd.	30,465	93,081
Ryman Healthcare, Ltd.	20,169	131,181
Spark New Zealand, Ltd.	25,402	80,330
Xero, Ltd.†	2,001	127,525

		1,015,182

Norway — 1.1%
Aker BP ASA	11,075	474,811
DNB Bank ASA	10,361	210,049
Equinor ASA	43,353	1,641,262
Mowi ASA	18,515	482,434
Orkla ASA	39,049	307,631
Telenor ASA	18,680	257,836
Yara International ASA	3,840	198,750

		3,572,773

Portugal — 0.6%
Banco Espirito Santo SA†(1)	126,030	0
EDP—Energias de Portugal SA	131,236	658,587
Galp Energia SGPS SA	60,533	791,923
Jeronimo Martins SGPS SA	15,463	316,798

		1,767,308

Singapore — 1.0%
DBS Group Holdings, Ltd.	51,100	1,151,367
Keppel Corp., Ltd.	28,900	145,099
Oversea-Chinese Banking Corp., Ltd.	105,400	908,452
Singapore Telecommunications, Ltd.	286,800	541,410
United Overseas Bank, Ltd.	23,000	494,057

		3,240,385

Spain — 2.3%
Aena SME SA†*	5,508	841,922
Amadeus IT Group SA†	13,832	860,636
CaixaBank SA	205,615	745,006
Cellnex Telecom SA*	12,833	579,479
Enagas SA	28,637	655,474
Ferrovial SA	29,544	762,712
Ferrovial SA†	339	8,753

Security Description	Shares	Value (Note 2)

Spain (continued)
Grifols SA	14,421	$303,481
Industria de Diseno Textil SA	27,298	656,666
Red Electrica Corp. SA	32,624	675,959
Telefonica SA	230,142	1,244,962

		7,335,050

SupraNational — 0.1%
Unibail-Rodamco-Westfield†	3,534	248,840

Sweden — 3.0%
Assa Abloy AB, Class B	14,884	366,911
Atlas Copco AB, Class A	64,180	720,521
Atlas Copco AB, Class A (Redemption Shares)†	16,045	13,111
Boliden AB	18,421	775,139
Boliden AB (Redemption Shares)†	18,421	29,199
Embracer Group AB†	9,533	86,726
Epiroc AB, Class B	21,039	354,384
EQT AB	2,981	87,797
Essity AB, Class B	32,404	850,515
Hennes & Mauritz AB, Class B	19,403	268,110
Hexagon AB, Class B	37,268	454,111
Industrivarden AB, Class A	1,181	30,675
Industrivarden AB, Class C	2,897	75,273
Investor AB, Class B	96,330	1,809,005
Sandvik AB	28,985	595,564
Sinch AB†*	11,079	53,593
Skandinaviska Enskilda Banken AB, Class A	73,479	813,236
Svenska Handelsbanken AB, Class A	58,941	580,843
Telefonaktiebolaget LM Ericsson, Class B	85,577	694,779
Volvo AB, Class B	56,354	989,857

		9,649,349

Switzerland — 8.5%
ABB, Ltd.	68,987	2,134,284
Adecco Group AG	6,390	249,647
Alcon, Inc.	18,897	1,416,673
Bachem Holding AG	1,010	79,322
Baloise Holding AG	3,074	523,956
Clariant AG	30,724	591,596
Coca-Cola HBC AG	35,780	788,981
EMS-Chemie Holding AG	794	680,060
Geberit AG	1,682	923,548
Givaudan SA	392	1,443,122
Julius Baer Group, Ltd.	13,110	677,051
Kuehne & Nagel International AG	2,475	653,523
Logitech International SA	6,618	404,122
Lonza Group AG	2,782	1,677,605
Partners Group Holding AG	1,054	1,133,770
Schindler Holding AG	208	41,634
Schindler Holding AG (Participation Certificate)	3,233	664,079
SGS SA	297	739,215
Sika AG	5,507	1,525,399
Sonova Holding AG	2,258	801,947
Straumann Holding AG	4,380	560,073
Swatch Group AG	3,862	997,502
Swiss Life Holding AG	2,493	1,413,122
Swiss Prime Site AG	3,176	319,696
Swiss Re AG	16,111	1,329,345
Swisscom AG	2,494	1,474,679
Temenos AG	2,364	229,789
VAT Group AG	664	197,848
Zurich Insurance Group AG	7,269	3,329,308

		27,000,896

152

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom — 13.3%
3i Group PLC	53,376	$855,463
Abrdn PLC	111,208	273,749
Admiral Group PLC	6,009	168,506
Antofagasta PLC	44,009	821,947
Ashtead Group PLC	14,633	766,809
Auto Trader Group PLC*	25,298	188,152
AVEVA Group PLC	7,429	213,507
Aviva PLC	164,234	891,033
Barratt Developments PLC	40,740	259,443
Berkeley Group Holdings PLC	4,809	254,714
British Land Co. PLC	68,607	454,945
BT Group PLC	351,250	829,235
Bunzl PLC	12,952	451,908
Burberry Group PLC	30,068	650,027
Coca-Cola Europacific Partners PLC	13,835	735,054
Compass Group PLC	61,668	1,383,168
Croda International PLC	5,840	508,974
Halma PLC	19,227	540,636
Hargreaves Lansdown PLC	16,693	180,490
Hikma Pharmaceuticals PLC	29,553	632,302
HSBC Holdings PLC	511,239	3,425,901
Informa PLC†	70,637	485,532
InterContinental Hotels Group PLC	9,815	611,600
Intertek Group PLC	10,290	601,468
J Sainsbury PLC	145,700	419,516
JD Sports Fashion PLC	57,065	88,302
Johnson Matthey PLC	12,186	324,358
Kingfisher PLC	92,209	306,562
Land Securities Group PLC	60,048	580,922
Legal & General Group PLC	274,430	899,544
Lloyds Banking Group PLC	2,326,760	1,324,546
London Stock Exchange Group PLC	9,479	884,420
M&G PLC	76,708	208,975
Mondi PLC	27,379	532,787
National Grid PLC	169,869	2,514,275
Natwest Group PLC	256,240	737,876
Next PLC	7,684	629,442
Ocado Group PLC†	13,059	153,601
Pearson PLC	30,291	288,227
Persimmon PLC	13,547	371,961
Phoenix Group Holdings PLC	21,338	171,649
Prudential PLC	71,564	934,984
Reckitt Benckiser Group PLC	25,661	1,985,859
RELX PLC	69,411	1,992,128
Rentokil Initial PLC	80,615	514,629
Sage Group PLC	62,072	513,861
Schroders PLC	13,917	520,210
Segro PLC	56,163	784,872
Severn Trent PLC	12,837	471,758
Smith & Nephew PLC	50,366	821,528
Smiths Group PLC	34,898	684,639
Spirax-Sarco Engineering PLC	3,464	461,620
SSE PLC	60,809	1,358,850
St James’s Place PLC	34,333	560,889
Standard Chartered PLC	84,539	672,227
Taylor Wimpey PLC	138,765	227,773
United Utilities Group PLC	85,605	1,141,867
Vodafone Group PLC	908,742	1,496,615
Whitbread PLC	9,939	341,642

		42,107,477

Total Long-Term Investment Securities
(cost $261,840,607)		299,475,608

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(2)(3)	40,959	40,959

U.S. Government Treasuries — 0.5%
United States Treasury Bills 1.91% due 04/20/2023(4)	$1,500,000	1,474,345

Total Short-Term Investment Securities
(cost $1,515,220)		1,515,304

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $ 8,052,787 and collateralized by $8,967,300 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an approximate value of $8,213,841 (cost $8,052,774)	8,052,774	8,052,774

TOTAL INVESTMENTS
(cost $271,408,601)(5)	97.3%	309,043,686
Other assets less liabilities	2.7	8,555,541

NET ASSETS	100.0%	$317,599,227

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $6,157,789 representing 1.9% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At May 31, 2022, the Fund had loaned securities with a total value of $82,948. This was secured by collateral of $40,959, which was received in cash and subsequently invested in short-term investments currently valued at $40,959 as reported in the Portfolio of Investments. Additional collateral of $44,768 was received in the form of fixed income pooled securities, which the Fund can6ot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	$4,169
United States Treasury Notes/Bonds	0.13% to 3.00%	06/30/2022 to 02/15/2051	40,599

(3)	The rate shown is the 7-day yield as of May 31, 2022.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

153

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
177	Long	MSCI EAFE Index	June 2022	$18,234,399	$18,027,450	$(206,949)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$22,105,329	**	$0	$22,105,329
Portugal	—	1,767,308	**	0	1,767,308
Other Countries	1,904,595	273,698,376	**	—	275,602,971
Short-Term Investment Securities:
Registered Investment Companies	40,959	—		—	40,959
U.S Government Treasuries	—	1,474,345		—	1,474,345
Repurchase Agreements	—	8,052,774		—	8,052,774

Total Investments at Value	$1,945,554	$307,098,132		$0	$309,043,686

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$206,949	$—		$—	$206,949

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

154

VALIC Company I International Value Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Banks — Commercial	6.8%
Diversified Banking Institutions	6.6
Oil — Field Services	3.5
Food — Misc./Diversified	3.4
Cellular Telecom	3.4
Appliances	3.3
Medical — Drugs	3.1
Insurance — Life/Health	2.9
Wire & Cable Products	2.8
Machinery — Electrical	2.8
Registered Investment Companies	2.7
Multimedia	2.6
Computer Data Security	2.6
Finance — Leasing Companies	2.5
Energy — Alternate Sources	2.5
Apparel Manufacturers	2.4
Aerospace/Defense	2.3
Brewery	2.3
Building & Construction Products — Misc.	2.2
Electronic Components — Semiconductors	2.2
Food — Catering	2.1
Investment Companies	2.0
Airlines	2.0
Medical Products	2.0
Electric — Integrated	1.9
Retail — Restaurants	1.8
Real Estate Operations & Development	1.8
Coatings/Paint	1.8
Communications Software	1.6
Engineering/R&D Services	1.6
Chemicals — Diversified	1.5
Exchange — Traded Funds	1.5
Internet Gambling	1.4
Retail — Apparel/Shoe	1.4
Electronic Components — Misc.	1.4
Auto/Truck Parts & Equipment — Original	1.3
Agricultural Chemicals	1.3
Machinery — Farming	1.2
Retail — Auto Parts	1.1
Home Furnishings	1.1
Diversified Manufacturing Operations	1.0
Industrial Automated/Robotic	0.9
Building Products — Doors & Windows	0.8
Containers — Paper/Plastic	0.8
Diversified Financial Services	0.8
Auto — Cars/Light Trucks	0.7
Banks — Mortgage	0.4
Steel — Producers	0.4

100.5%

Country Allocation*

United States	11.8%
Japan	11.3
United Kingdom	9.6
South Korea	8.3
Netherlands	7.7
France	7.4
China	5.4
Italy	5.1
Thailand	4.2
Cayman Islands	4.0
Germany	3.4
Norway	2.8
Luxembourg	2.8
Israel	2.6
British Virgin Islands	2.4
Australia	2.0
Canada	2.0
Brazil	1.9
Bermuda	1.8
India	1.6
Isle of Man	1.4
Ireland	1.0

100.5%

*	Calculated as a percentage of net assets

155

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Australia — 2.0%
Qantas Airways, Ltd.†	3,100,269	$12,217,572

Bermuda — 1.8%
Axalta Coating Systems, Ltd.†	395,408	10,739,281

Brazil — 1.9%
CPFL Energia SA	1,673,700	11,868,090

British Virgin Islands — 2.4%
Nomad Foods, Ltd.†	709,739	14,812,253

Canada — 2.0%
Home Capital Group, Inc.#	111,000	2,673,092
SNC-Lavalin Group, Inc.#	468,600	9,387,930

		12,061,022

Cayman Islands — 4.0%
China Resources Land, Ltd.	2,500,000	11,063,300
Topsports International Holdings, Ltd.*	11,375,000	8,359,660
Xinyi Glass Holdings, Ltd.	1,992,000	5,054,536

		24,477,496

China — 5.4%
LONGi Green Energy Technology Co., Ltd., Class A	1,260,351	14,965,569
Midea Group Co., Ltd., Class A	1,322,512	10,742,599
Oppein Home Group, Inc., Class A	384,480	6,904,027

		32,612,195

France — 7.4%
Cie de Saint-Gobain	224,609	13,323,634
Sanofi	176,915	18,892,414
Sodexo SA	168,816	12,612,856

		44,828,904

Germany — 3.4%
Rheinmetall AG	68,869	13,930,115
Siemens AG	49,129	6,457,648
Siemens Energy AG	24,565	473,217

		20,860,980

India — 1.6%
Tech Mahindra, Ltd.	641,144	9,804,656

Ireland — 1.0%
Greencore Group PLC†	4,595,011	6,312,005

Isle of Man — 1.4%
Entain PLC†	464,112	8,562,899

Israel — 2.6%
Check Point Software Technologies, Ltd.†	126,521	15,825,247

Italy — 5.1%
Prysmian SpA	534,457	17,267,111
UniCredit SpA	1,200,442	14,079,682

		31,346,793

Japan — 11.3%
Asahi Group Holdings, Ltd.	414,300	13,927,016
Hitachi, Ltd.	315,300	16,484,427
Mitsubishi UFJ Financial Group, Inc.	2,454,900	13,892,765
ORIX Corp.	792,600	15,048,907
Showa Denko KK	478,000	9,205,268

		68,558,383

Luxembourg — 2.8%
ArcelorMittal SA	73,459	2,366,126
Samsonite International SA†*	6,500,510	14,728,473

		17,094,599

Security Description	Shares	Value (Note 2)

Netherlands — 7.7%
CNH Industrial NV	479,736	$7,152,136
ING Groep NV	886,622	10,032,216
NN Group NV	350,248	17,437,429
OCI NV†	223,139	7,855,956
Stellantis NV	298,053	4,467,299

		46,945,036

Norway — 2.8%
DNB Bank ASA	848,883	17,209,408

South Korea — 8.3%
Coway Co, Ltd.†	162,244	9,352,752
Hana Financial Group, Inc.	115,591	4,615,188
Samsung Electronics Co., Ltd.	242,675	13,215,336
SK Square Co., Ltd.†	67,914	2,594,976
SK Telecom Co., Ltd.	446,657	20,588,883

		50,367,135

Thailand — 4.2%
Minor International PCL†	11,001,400	11,252,163
SCB X PCL	4,470,600	14,566,683

		25,818,846

United Kingdom — 9.6%
ConvaTec Group PLC*	4,470,504	12,177,632
Informa PLC†	2,317,158	15,927,266
Melrose Industries PLC	5,762,258	9,855,476
Natwest Group PLC	4,203,412	12,104,272
Sensata Technologies Holding PLC	169,036	8,118,799

		58,183,445

United States — 7.6%
Advance Auto Parts, Inc.	37,548	7,128,863
Baker Hughes Co.	589,450	21,208,411
Berry Global Group, Inc.†	85,376	4,979,982
Cognex Corp.	110,545	5,352,589
Gentex Corp.	254,401	7,906,783

		46,576,628

Total Common Stocks
(cost $581,045,249)		587,082,873

EXCHANGE-TRADED FUNDS — 1.5%
iShares MSCI ACWI EX US Index# (cost $8,969,830)	181,741	9,023,441

Total Long-Term Investment Securities
(cost $590,015,079)		596,106,314

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%(1)	15,742,816	15,742,816
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(2)	424,575	424,575

Total Short-Term Investment Securities
(cost $16,167,390)		16,167,391

TOTAL INVESTMENTS
(cost $606,182,469)(3)	100.5%	612,273,705
Liabilities in excess of other assets	(0.5)	(3,034,552)

NET ASSETS	100.0%	$609,239,153

156

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $35,265,765 representing 5.8% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2022.
(2)

At May 31, 2022, the Fund had loaned securities with a total value of $12,239,844. This was secured by collateral of $424,575, which was received in cash and subsequently invested in short-term investments currently valued at $424,575 as reported in the Portfolio of Investments. Additional collateral $12,563,352 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/09/2022 to 08/02/2022	$1,164,318
United States Treasury Notes/Bonds	0.13% to 6.25%	06/30/2022 to 02/15/2051	11,399,034

(3)	See Note 5 for cost of investments on a tax basis.

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$145,820,166	$441,262,707	**	$—	$587,082,873
Exchange-Traded Funds	9,023,441	—		—	9,023,441
Short-Term Investment Securities	16,167,391	—		—	16,167,391

Total Investments at Value	$171,010,998	$441,262,707		$—	$612,273,705

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

157

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Applications Software	11.3%
Web Portals/ISP	7.6
Computers	4.7
Finance — Credit Card	4.4
Computer Services	4.3
Data Processing/Management	3.7
Electronic Connectors	3.7
Diagnostic Equipment	3.4
Medical Products	3.3
Cosmetics & Toiletries	3.1
Insurance Brokers	2.9
Athletic Footwear	2.7
Electronic Measurement Instruments	2.5
Entertainment Software	2.5
Commercial Services — Finance	2.4
Medical Instruments	2.3
Soap & Cleaning Preparation	2.2
Real Estate Investment Trusts	2.1
Semiconductor Components — Integrated Circuits	2.1
Drug Delivery Systems	1.8
Retail — Apparel/Shoe	1.7
Retail — Restaurants	1.7
Medical Labs & Testing Services	1.5
Finance — Investment Banker/Broker	1.5
Beverages — Non — alcoholic	1.4
Transport — Rail	1.4
Coatings/Paint	1.3
Food — Misc./Diversified	1.3
E-Commerce/Products	1.2
Machinery — General Industrial	1.2
Electric — Integrated	1.1
Electronic Components — Semiconductors	1.1
Retail — Discount	1.1
Pharmacy Services	1.1
Retail — Major Department Stores	1.0
Internet Content — Information/News	1.0
Cable/Satellite TV	0.9
Enterprise Software/Service	0.8
Textile — Apparel	0.8
Auto/Truck Parts & Equipment — Original	0.7
Electronic Forms	0.7
Consulting Services	0.6
Private Equity	0.5
Medical — Drugs	0.4

99.0%

*	Calculated as a percentage of net assets

158

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Applications Software — 11.3%
Microsoft Corp.	295,082	$80,223,943

Athletic Footwear — 2.7%
adidas AG	39,353	7,797,610
NIKE, Inc., Class B	96,891	11,515,495

		19,313,105

Auto/Truck Parts & Equipment - Original — 0.7%
Aptiv PLC†	48,801	5,184,618

Beverages - Non-alcoholic — 1.4%
PepsiCo, Inc.	60,390	10,130,423

Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	12,614	6,394,415

Coatings/Paint — 1.3%
Sherwin-Williams Co.	34,998	9,380,864

Commercial Services - Finance — 2.4%
Equifax, Inc.	52,137	10,561,914
Moody’s Corp.	22,155	6,681,283

		17,243,197

Computer Services — 4.3%
Accenture PLC, Class A	85,053	25,384,918
Cognizant Technology Solutions Corp., Class A	72,747	5,434,201

		30,819,119

Computers — 4.7%
Apple, Inc.	222,488	33,115,114

Consulting Services — 0.6%
Verisk Analytics, Inc.	22,490	3,933,951

Cosmetics & Toiletries — 3.1%
Colgate-Palmolive Co.	232,826	18,349,017
Estee Lauder Cos., Inc., Class A	15,316	3,900,219

		22,249,236

Data Processing/Management — 3.7%
Fidelity National Information Services, Inc.	105,206	10,994,027
Fiserv, Inc.†	155,711	15,599,128

		26,593,155

Diagnostic Equipment — 3.4%
Danaher Corp.	34,959	9,222,884
Thermo Fisher Scientific, Inc.	25,748	14,613,792

		23,836,676

Drug Delivery Systems — 1.8%
Becton Dickinson & Co.	51,142	13,082,124

E-Commerce/Products — 1.2%
Alibaba Group Holding, Ltd.†	690,252	8,320,299

Electric-Integrated — 1.1%
Xcel Energy, Inc.	107,183	8,075,167

Electronic Components - Semiconductors — 1.1%
Texas Instruments, Inc.	45,227	7,994,325

Electronic Connectors — 3.7%
Amphenol Corp., Class A	224,375	15,899,213
TE Connectivity, Ltd.	80,744	10,447,466

		26,346,679

Electronic Forms — 0.7%
Adobe, Inc.†	12,090	5,035,243

Electronic Measurement Instruments — 2.5%
Agilent Technologies, Inc.	40,230	5,131,739
Fortive Corp.	206,055	12,728,017

		17,859,756

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 0.8%
Black Knight, Inc.†	86,542	$5,877,067

Entertainment Software — 2.5%
Electronic Arts, Inc.	126,175	17,494,164

Finance - Credit Card — 4.4%
Mastercard, Inc., Class A	24,287	8,691,589
Visa, Inc., Class A	107,954	22,904,600

		31,596,189

Finance - Investment Banker/Broker — 1.5%
Charles Schwab Corp.	152,706	10,704,691

Food - Misc./Diversified — 1.3%
McCormick & Co., Inc.	98,292	9,113,634

Insurance Brokers — 2.9%
Aon PLC, Class A	44,701	12,322,724
Marsh & McLennan Cos., Inc.	51,524	8,241,264

		20,563,988

Internet Content - Information/News — 1.0%
Tencent Holdings, Ltd.	148,400	6,839,583

Machinery - General Industrial — 1.2%
Otis Worldwide Corp.	111,236	8,275,958

Medical Instruments — 2.3%
Boston Scientific Corp.†	332,357	13,629,961
Medtronic PLC	29,923	2,996,788

		16,626,749

Medical Labs & Testing Services — 1.5%
ICON PLC†	48,309	10,811,071

Medical Products — 3.3%
Abbott Laboratories	63,007	7,400,802
STERIS PLC	39,650	9,048,130
Stryker Corp.	29,537	6,926,427

		23,375,359

Medical - Drugs — 0.4%
Roche Holding AG	7,343	2,499,647

Pharmacy Services — 1.1%
Cigna Corp.	29,164	7,824,410

Private Equity — 0.5%
Blackstone, Inc.	32,486	3,826,526

Real Estate Investment Trusts — 2.1%
American Tower Corp.	56,930	14,581,481

Retail - Apparel/Shoe — 1.7%
Ross Stores, Inc.	139,187	11,833,679

Retail - Discount — 1.1%
Dollarama, Inc.	136,133	7,895,574

Retail - Major Department Stores — 1.0%
TJX Cos., Inc.	114,745	7,294,340

Retail-Restaurants — 1.7%
Starbucks Corp.	149,574	11,741,559

Semiconductor Components - Integrated Circuits — 2.1%
Analog Devices, Inc.	49,442	8,326,033
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	65,375	6,230,237

		14,556,270

Soap & Cleaning Preparation — 2.2%
Church & Dwight Co., Inc.	173,822	15,654,409

159

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Textile - Apparel — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	8,934	$5,745,415

Transport - Rail — 1.4%
Union Pacific Corp.	43,626	9,588,122

Web Portals/ISP — 7.6%
Alphabet, Inc., Class A†	23,765	54,071,079

TOTAL INVESTMENTS
(cost $523,182,933)(1)	99.0%	703,522,373
Other assets less liabilities	1.0	7,024,935

NET ASSETS	100.0%	$710,547,308

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$672,319,818	$31,202,555	**	$—	$703,522,373

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

160

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.5%
Banks — Commercial	6.6
Repurchase Agreements	2.8
Steel — Producers	2.3
Insurance — Property/Casualty	2.1
Oil Companies — Exploration & Production	1.9
Building & Construction Products — Misc.	1.8
Electronic Components — Semiconductors	1.7
Gas — Distribution	1.6
Electric — Integrated	1.5
Chemicals — Specialty	1.5
Medical Products	1.5
Computer Services	1.5
Electronic Components — Misc.	1.3
Pipelines	1.3
Auto/Truck Parts & Equipment — Original	1.3
Commercial Services — Finance	1.2
Transport — Truck	1.2
Medical — Biomedical/Gene	1.2
Insurance — Life/Health	1.2
Apparel Manufacturers	1.2
Distribution/Wholesale	1.1
Machinery — General Industrial	1.0
Diversified Manufacturing Operations	1.0
Human Resources	0.9
Investment Management/Advisor Services	0.9
Insurance — Reinsurance	0.9
Enterprise Software/Service	0.9
Machinery — Pumps	0.8
Applications Software	0.8
Semiconductor Equipment	0.8
Registered Investment Companies	0.8
Electronic Parts Distribution	0.8
Machinery — Farming	0.7
Medical — Outpatient/Home Medical	0.7
Retail — Restaurants	0.7
Finance — Investment Banker/Broker	0.7
Hotels/Motels	0.7
Food — Misc./Diversified	0.7
Retail — Misc./Diversified	0.7
Retail — Home Furnishings	0.7
Retail — Automobile	0.6
Medical Instruments	0.6
Engineering/R&D Services	0.6
Energy — Alternate Sources	0.6
Data Processing/Management	0.6
Lasers — System/Components	0.6
Medical — Hospitals	0.6
Pastoral & Agricultural	0.6
Containers — Paper/Plastic	0.6
Retail — Regional Department Stores	0.6
Home Furnishings	0.6
Insurance — Multi — line	0.6
Building — Residential/Commercial	0.6
Building & Construction — Misc.	0.5
Recreational Vehicles	0.5
Medical Labs & Testing Services	0.5
Commercial Services	0.5
Lighting Products & Systems	0.5
Industrial Automated/Robotic	0.5
Funeral Services & Related Items	0.5
Computer Software	0.5
Coatings/Paint	0.5
Metal — Aluminum	0.5
Diagnostic Equipment	0.5
Building Products — Cement	0.5
Water	0.5
Retail — Discount	0.5
Publishing — Newspapers	0.5

Machine Tools & Related Products	0.5
Retail — Apparel/Shoe	0.5
Real Estate Management/Services	0.5
Finance — Credit Card	0.4
Semiconductor Components — Integrated Circuits	0.4
Hazardous Waste Disposal	0.4
Chemicals — Diversified	0.4
Medical — Drugs	0.4
Electronic Measurement Instruments	0.4
Therapeutics	0.4
Toys	0.4
Machinery — Construction & Mining	0.4
Consulting Services	0.4
Footwear & Related Apparel	0.4
Resorts/Theme Parks	0.4
Machinery — Electrical	0.4
Finance — Consumer Loans	0.4
Telecommunication Equipment	0.4
Oil Field Machinery & Equipment	0.4
Retail — Convenience Store	0.4
Building — Heavy Construction	0.4
Rental Auto/Equipment	0.3
Gold Mining	0.3
Oil Refining & Marketing	0.3
Environmental Consulting & Engineering	0.3
Building Products — Air & Heating	0.3
Racetracks	0.3
Firearms & Ammunition	0.3
Savings & Loans/Thrifts	0.3
Food — Wholesale/Distribution	0.3
Electric Products — Misc.	0.3
Physical Therapy/Rehabilitation Centers	0.3
Cable/Satellite TV	0.3
Filtration/Separation Products	0.3
Instruments — Controls	0.3
Food — Retail	0.3
Computers — Other	0.3
Oil Companies — Integrated	0.3
Finance — Other Services	0.3
U.S. Government Treasuries	0.3
Schools	0.3
Poultry	0.3
Retail — Petroleum Products	0.3
Aerospace/Defense	0.3
Food — Baking	0.2
Steel Pipe & Tube	0.2
Motorcycle/Motor Scooter	0.2
Medical — Generic Drugs	0.2
Containers — Metal/Glass	0.2
Retail — Sporting Goods	0.2
Casino Services	0.2
Satellite Telecom	0.2
Casino Hotels	0.2
Aerospace/Defense — Equipment	0.2
Batteries/Battery Systems	0.2
Oil — Field Services	0.2
Tools — Hand Held	0.2
Computers — Integrated Systems	0.2
Consumer Products — Misc.	0.2
Financial Guarantee Insurance	0.2
Computer Data Security	0.2
Healthcare Safety Devices	0.2
Transport — Services	0.2
Building — Mobile Home/Manufactured Housing	0.2
Metal Processors & Fabrication	0.2
Pharmacy Services	0.2
Transport — Marine	0.2
Athletic Equipment	0.2
Retail — Catalog Shopping	0.2

161

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited) — (continued)

Industry Allocation* (continued)

Garden Products	0.2%
Transport — Equipment & Leasing	0.2
Rubber — Tires	0.2
Disposable Medical Products	0.2
Diagnostic Kits	0.2
Airlines	0.2
Electronics — Military	0.2
Brewery	0.2
Optical Supplies	0.1
Retail — Pawn Shops	0.1
Security Services	0.1
Retail — Major Department Stores	0.1
Wireless Equipment	0.1
Television	0.1
Vitamins & Nutrition Products	0.1
Dental Supplies & Equipment	0.1
Wire & Cable Products	0.1
Golf	0.1
E-Commerce/Services	0.1
Cosmetics & Toiletries	0.1
Multilevel Direct Selling	0.1
Office Automation & Equipment	0.1
Software Tools	0.1
Networking Products	0.1
Internet Content — Information/News	0.1
Metal Products — Distribution	0.1

100.8%

*	Calculated as a percentage of net assets

162

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Aerospace/Defense — 0.3%
Curtiss-Wright Corp.	56,935	$8,083,631

Aerospace/Defense - Equipment — 0.2%
Hexcel Corp.	121,726	6,993,159

Airlines — 0.2%
JetBlue Airways Corp.†	461,448	4,955,952

Apparel Manufacturers — 1.2%
Capri Holdings, Ltd.†	214,182	10,439,231
Carter’s, Inc.	61,326	4,725,168
Columbia Sportswear Co.	50,152	3,900,822
Deckers Outdoor Corp.†	39,525	10,614,834
Hanesbrands, Inc.	506,680	6,014,292
Urban Outfitters, Inc.†	95,156	2,003,034

		37,697,381

Applications Software — 0.8%
Aspen Technology, Inc.†	40,624	7,860,338
CDK Global, Inc.	169,448	9,228,138
Concentrix Corp.	62,247	9,641,438

		26,729,914

Athletic Equipment — 0.2%
YETI Holdings, Inc.†	127,164	5,817,753

Auto/Truck Parts & Equipment - Original — 1.3%
Adient PLC†	137,501	4,866,160
Dana, Inc.	209,277	3,465,627
Fox Factory Holding Corp.†	61,091	5,010,684
Gentex Corp.	343,179	10,666,003
Lear Corp.	86,626	12,210,801
Visteon Corp.†	40,623	4,558,307

		40,777,582

Banks - Commercial — 6.6%
Associated Banc-Corp	217,070	4,493,349
Bank of Hawaii Corp.	58,405	4,642,029
Bank OZK	175,549	7,280,017
Cadence Bank	273,269	7,304,480
Cathay General Bancorp	109,911	4,518,441
Commerce Bancshares, Inc.	160,341	11,092,390
Cullen/Frost Bankers, Inc.	82,678	10,333,097
East West Bancorp, Inc.	205,901	15,141,960
First Financial Bankshares, Inc.	186,126	7,675,836
First Horizon Corp.	774,808	17,688,867
FNB Corp.	492,999	5,989,938
Fulton Financial Corp.	234,045	3,709,613
Glacier Bancorp, Inc.	157,391	7,619,298
Hancock Whitney Corp.	125,980	6,278,843
Home BancShares, Inc.	218,518	4,936,322
International Bancshares Corp.	77,231	3,238,296
Old National Bancorp	428,359	6,810,908
PacWest Bancorp	173,512	5,479,509
Pinnacle Financial Partners, Inc.	110,469	8,994,386
Prosperity Bancshares, Inc.	133,734	9,695,715
Synovus Financial Corp.	210,402	8,973,645
Texas Capital Bancshares, Inc.†	73,456	4,152,468
UMB Financial Corp.	62,541	5,775,661
Umpqua Holdings Corp.	314,313	5,547,625
United Bankshares, Inc.	197,899	7,433,086
Valley National Bancorp	611,485	7,771,974
Webster Financial Corp.	260,896	12,807,385
Wintrust Financial Corp.	82,714	7,228,377

		212,613,515

Security Description	Shares	Value (Note 2)

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	95,110	$2,852,349
EnerSys	59,852	4,053,177

		6,905,526

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	13,622	4,839,897

Building & Construction Products - Misc. — 1.8%
Builders FirstSource, Inc.†	277,859	18,085,843
Louisiana-Pacific Corp.	127,668	8,816,752
Owens Corning	145,802	13,935,755
Simpson Manufacturing Co., Inc.	63,029	6,829,192
Trex Co., Inc.†	167,029	10,643,088

		58,310,630

Building & Construction - Misc. — 0.5%
EMCOR Group, Inc.	77,443	8,180,304
TopBuild Corp.†	47,772	9,423,505

		17,603,809

Building Products - Air & Heating — 0.3%
Lennox International, Inc.	48,852	10,205,183

Building Products - Cement — 0.5%
Eagle Materials, Inc.	57,320	7,483,699
MDU Resources Group, Inc.	295,052	8,078,524

		15,562,223

Building - Heavy Construction — 0.4%
Arcosa, Inc.	1	53
Dycom Industries, Inc.†	43,791	4,077,380
MasTec, Inc.†	85,389	7,137,666

		11,215,099

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.#	80,701	6,130,855

Building - Residential/Commercial — 0.6%
KB Home	124,356	4,289,038
Taylor Morrison Home Corp.†	178,309	5,165,612
Toll Brothers, Inc.	163,044	8,228,831

		17,683,481

Cable/Satellite TV — 0.3%
Cable One, Inc.	7,192	9,371,895

Casino Hotels — 0.2%
Boyd Gaming Corp.	118,996	6,993,395

Casino Services — 0.2%
Scientific Games Corp.†	140,034	7,393,795

Chemicals - Diversified — 0.4%
Olin Corp.	204,759	13,471,095

Chemicals - Specialty — 1.5%
Ashland Global Holdings, Inc.	76,812	8,220,420
Cabot Corp.	82,105	6,207,959
Chemours Co.	232,179	10,004,593
Ingevity Corp.†	57,002	3,971,899
Minerals Technologies, Inc.	48,306	3,200,756
NewMarket Corp.	9,924	3,270,157
Sensient Technologies Corp.	60,978	5,331,916
Valvoline, Inc.	260,237	8,707,530

		48,915,230

Coatings/Paint — 0.5%
RPM International, Inc.	188,154	16,576,367

163

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services — 0.5%
GXO Logistics, Inc.†	147,643	$8,012,586
John Wiley & Sons, Inc., Class A	63,174	3,345,695
LiveRamp Holdings, Inc.†	98,800	2,529,280
Progyny, Inc.†	101,031	3,193,590

		17,081,151

Commercial Services - Finance — 1.2%
Euronet Worldwide, Inc.†	76,691	9,291,882
H&R Block, Inc.	238,737	8,413,092
HealthEquity, Inc.†	121,301	7,591,017
Sabre Corp.†	469,291	3,524,375
WEX, Inc.†	65,030	11,073,308

		39,893,674

Computer Data Security — 0.2%
Qualys, Inc.†	48,446	6,330,923

Computer Services — 1.5%
CACI International, Inc., Class A†	33,847	9,489,683
Genpact, Ltd.	247,401	10,977,182
KBR, Inc.	203,547	10,128,499
Kyndryl Holdings, Inc.†	260,168	3,210,473
MAXIMUS, Inc.	89,845	5,830,042
Science Applications International Corp.	82,619	7,151,501

		46,787,380

Computer Software — 0.5%
Envestnet, Inc.†	79,286	5,282,033
Teradata Corp.†	157,429	6,049,997
Ziff Davis, Inc.†	69,967	5,341,281

		16,673,311

Computers - Integrated Systems — 0.2%
NCR Corp.†	191,526	6,644,037

Computers - Other — 0.3%
Lumentum Holdings, Inc.†	104,759	9,017,655

Consulting Services — 0.4%
FTI Consulting, Inc.†	49,750	8,358,000
R1 RCM, Inc.†	193,772	4,160,285

		12,518,285

Consumer Products - Misc. — 0.2%
Helen of Troy, Ltd.†#	35,022	6,485,724

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	38,525	2,291,082
Silgan Holdings, Inc.	121,752	5,333,955

		7,625,037

Containers - Paper/Plastic — 0.6%
AptarGroup, Inc.	95,511	10,228,273
Sonoco Products Co.	142,666	8,341,681

		18,569,954

Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A†	498,980	3,537,768

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	64,654	3,944,541
Fair Isaac Corp.†	38,131	15,616,551

		19,561,092

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	125,902	3,977,244

Security Description	Shares	Value (Note 2)

Diagnostic Equipment — 0.5%
Neogen Corp.†	156,346	$4,136,915
Repligen Corp.†	74,606	12,270,449

		16,407,364

Diagnostic Kits — 0.2%
QuidelOrtho Corp.†	55,026	5,229,121

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	28,933	5,255,390

Distribution/Wholesale — 1.1%
Avient Corp.	132,749	6,531,251
IAA, Inc.†	195,655	7,636,415
Univar Solutions, Inc.†	248,052	7,620,157
Watsco, Inc.	47,919	12,249,534

		34,037,357

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	75,863	19,301,823
ITT, Inc.	124,201	9,168,518
Trinity Industries, Inc.	118,677	2,950,310

		31,420,651

E-Commerce/Services — 0.1%
TripAdvisor, Inc.†	143,718	3,569,955

Electric Products - Misc. — 0.3%
Littelfuse, Inc.	35,740	9,656,948

Electric - Integrated — 1.5%
ALLETE, Inc.	80,922	5,018,782
Black Hills Corp.	92,600	7,098,716
Hawaiian Electric Industries, Inc.	158,605	6,846,978
IDACORP, Inc.	73,297	7,990,839
NorthWestern Corp.#	78,470	4,807,857
OGE Energy Corp.	290,444	11,995,337
PNM Resources, Inc.	124,543	5,919,529

		49,678,038

Electronic Components - Misc. — 1.3%
Hubbell, Inc.	78,945	14,988,498
Jabil, Inc.	208,188	12,807,726
nVent Electric PLC	244,104	8,641,282
Vicor Corp.†	31,118	2,094,241
Vishay Intertechnology, Inc.	192,558	3,935,885

		42,467,632

Electronic Components - Semiconductors — 1.7%
Amkor Technology, Inc.	145,466	2,973,325
Lattice Semiconductor Corp.†	198,693	10,336,010
Semtech Corp.†	93,495	5,992,094
Silicon Laboratories, Inc.†	55,424	8,267,044
SiTime Corp.†	21,746	4,631,898
Synaptics, Inc.†	57,348	8,494,386
Wolfspeed, Inc.†	179,301	13,488,814

		54,183,571

Electronic Measurement Instruments — 0.4%
National Instruments Corp.	191,355	6,758,659
Vontier Corp.	245,298	6,578,892

		13,337,551

Electronic Parts Distribution — 0.8%
Arrow Electronics, Inc.†	98,760	11,915,394
Avnet, Inc.	143,590	6,956,935
TD SYNNEX Corp.	60,141	6,245,643

		25,117,972

164

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronics - Military — 0.2%
Mercury Systems, Inc.†	82,348	$4,925,234

Energy - Alternate Sources — 0.6%
First Solar, Inc.†	143,476	10,130,840
SunPower Corp.†#	120,478	2,128,846
Sunrun, Inc.†	300,354	7,845,247

		20,104,933

Engineering/R&D Services — 0.6%
AECOM	205,082	14,324,978
Fluor Corp.†	205,181	5,792,259

		20,117,237

Enterprise Software/Service — 0.9%
ACI Worldwide, Inc.†	170,583	4,544,331
Blackbaud, Inc.†	64,867	4,128,785
Manhattan Associates, Inc.†	91,635	11,081,420
SailPoint Technologies Holding, Inc.†	135,321	8,584,764

		28,339,300

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	78,350	10,574,900

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	179,239	9,370,615

Finance - Consumer Loans — 0.4%
Navient Corp.	223,446	3,575,136
SLM Corp.	404,670	7,927,485

		11,502,621

Finance - Credit Card — 0.4%
Bread Financial Holdings Inc.	72,236	3,980,204
Western Union Co.	571,385	10,364,924

		14,345,128

Finance - Investment Banker/Broker — 0.7%
Evercore, Inc., Class A	56,615	6,465,433
Interactive Brokers Group, Inc., Class A	126,775	7,801,733
Jefferies Financial Group, Inc.	280,737	9,269,936

		23,537,102

Finance - Other Services — 0.3%
SEI Investments Co.	152,671	8,920,567

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.	464,792	6,474,553

Firearms & Ammunition — 0.3%
Axon Enterprise, Inc.†	99,344	10,069,508

Food - Baking — 0.2%
Flowers Foods, Inc.	288,321	7,957,660

Food - Misc./Diversified — 0.7%
Hain Celestial Group, Inc.†	132,511	3,491,665
Ingredion, Inc.	96,540	9,141,373
Lancaster Colony Corp.	28,765	3,506,453
Post Holdings, Inc.†	82,575	6,790,142

		22,929,633

Food - Retail — 0.3%
Grocery Outlet Holding Corp.†#	126,777	4,849,220
Sprouts Farmers Market, Inc.†	162,883	4,412,501

		9,261,721

Food - Wholesale/Distribution — 0.3%
Performance Food Group Co.†	224,608	9,734,511

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	85,384	$4,761,012
Skechers U.S.A., Inc., Class A†	195,738	7,712,077

		12,473,089

Funeral Services & Related Items — 0.5%
Service Corp. International	239,279	16,756,708

Garden Products — 0.2%
Scotts Miracle-Gro Co.#	58,875	5,570,753

Gas - Distribution — 1.6%
National Fuel Gas Co.	132,680	9,755,960
New Jersey Resources Corp.	139,380	6,400,330
ONE Gas, Inc.	77,754	6,766,153
Southwest Gas Holdings, Inc.	95,596	8,902,856
Spire, Inc.	75,087	5,879,312
UGI Corp.	304,416	13,010,740

		50,715,351

Gold Mining — 0.3%
Royal Gold, Inc.	95,236	10,769,287

Golf — 0.1%
Callaway Golf Co.†	170,035	3,691,460

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	72,634	6,784,016
Stericycle, Inc.†	133,289	6,737,759

		13,521,775

Healthcare Safety Devices — 0.2%
Tandem Diabetes Care, Inc.†	92,183	6,284,115

Home Furnishings — 0.6%
Leggett & Platt, Inc.	193,523	7,580,296
MillerKnoll, Inc.	109,901	3,319,010
Tempur Sealy International, Inc.	279,323	7,365,748

		18,265,054

Hotels/Motels — 0.7%
Choice Hotels International, Inc.	47,622	6,090,378
Travel & Leisure Co.	125,214	6,399,688
Wyndham Hotels & Resorts, Inc.	135,196	10,833,255

		23,323,321

Human Resources — 0.9%
ASGN, Inc.†	75,595	7,198,912
Insperity, Inc.	51,731	5,176,721
ManpowerGroup, Inc.	78,699	7,052,217
Paylocity Holding Corp.†	57,572	10,067,040

		29,494,890

Industrial Automated/Robotic — 0.5%
Cognex Corp.	256,526	12,420,989
Enovis Corp.†	65,746	4,361,590

		16,782,579

Instruments-Controls — 0.3%
Woodward, Inc.	91,515	9,298,839

Insurance - Life/Health — 1.2%
Brighthouse Financial, Inc.†	112,985	5,549,823
CNO Financial Group, Inc.	174,695	3,593,476
Primerica, Inc.	57,298	7,219,548
Unum Group	296,652	10,812,966
Voya Financial, Inc.#	156,703	10,751,393

		37,927,206

165

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Multi-line — 0.6%
American Financial Group, Inc.	96,085	$13,576,810
Kemper Corp.	86,860	4,588,814

		18,165,624

Insurance - Property/Casualty — 2.1%
Alleghany Corp.†	19,877	16,573,045
First American Financial Corp.	159,266	9,649,927
Hanover Insurance Group, Inc.	51,625	7,568,225
Kinsale Capital Group, Inc.	31,123	6,843,325
Mercury General Corp.	38,563	1,887,659
Old Republic International Corp.	414,274	9,909,434
RLI Corp.	57,827	7,004,007
Selective Insurance Group, Inc.	87,347	6,926,617

		66,362,239

Insurance - Reinsurance — 0.9%
Essent Group, Ltd.	160,231	6,856,285
Reinsurance Group of America, Inc.	97,462	12,265,593
RenaissanceRe Holdings, Ltd.	63,816	9,797,032

		28,918,910

Internet Content - Information/News — 0.1%
Yelp, Inc.†	99,586	2,928,824

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.	58,982	7,881,175
Federated Hermes, Inc.	140,516	4,773,328
Janus Henderson Group PLC	245,278	6,894,765
Stifel Financial Corp.	151,623	9,729,648

		29,278,916

Lasers - System/Components — 0.6%
Coherent, Inc.†	35,945	9,739,657
II-VI, Inc.†#	154,286	9,642,875

		19,382,532

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	50,810	8,892,766
Universal Display Corp.	62,907	7,945,783

		16,838,549

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	120,561	3,344,362
Lincoln Electric Holdings, Inc.	85,676	11,636,514

		14,980,876

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	96,639	8,978,729
Terex Corp.	101,276	3,584,158

		12,562,887

Machinery - Electrical — 0.4%
Regal Rexnord Corp.	98,315	12,284,459

Machinery - Farming — 0.7%
AGCO Corp.	89,036	11,408,183
Toro Co.	152,218	12,556,463

		23,964,646

Machinery - General Industrial — 1.0%
Chart Industries, Inc.†	51,686	9,090,534
Crane Holdings Co.	72,429	6,928,558
Esab Corp.†	65,746	3,287,300
Middleby Corp.†	80,710	12,224,336

		31,530,728

Security Description	Shares	Value (Note 2)

Machinery - Pumps — 0.8%
Flowserve Corp.	189,013	$5,953,909
Graco, Inc.	246,612	15,610,540
Watts Water Technologies, Inc., Class A	39,985	5,231,238

		26,795,687

Medical Instruments — 0.6%
Bruker Corp.	147,429	9,211,364
Integra LifeSciences Holdings Corp.†	105,690	6,620,422
NuVasive, Inc.†	75,067	4,309,596

		20,141,382

Medical Labs & Testing Services — 0.5%
Medpace Holdings, Inc.†	41,716	5,975,400
Syneos Health, Inc.†	150,452	11,116,898

		17,092,298

Medical Products — 1.5%
Envista Holdings Corp.†	234,137	10,077,256
Globus Medical, Inc., Class A†	114,668	7,636,889
Haemonetics Corp.†	74,161	4,691,425
Inari Medical, Inc.†	46,621	3,067,662
LivaNova PLC†	77,226	5,256,774
Masimo Corp.†	73,715	10,351,797
Penumbra, Inc.†	50,954	7,486,162

		48,567,965

Medical - Biomedical/Gene — 1.2%
Arrowhead Pharmaceuticals, Inc.†	153,017	5,104,647
Exelixis, Inc.†	459,077	8,414,881
Halozyme Therapeutics, Inc.†	204,275	9,392,565
United Therapeutics Corp.†	65,347	15,052,028

		37,964,121

Medical - Drugs — 0.4%
Jazz Pharmaceuticals PLC†	89,190	13,349,959

Medical - Generic Drugs — 0.2%
Perrigo Co. PLC	194,099	7,736,786

Medical - Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	130,492	9,287,116
Tenet Healthcare Corp.†	155,434	10,058,134

		19,345,250

Medical - Outpatient/Home Medical — 0.7%
Amedisys, Inc.†	47,304	5,483,007
Chemed Corp.	22,338	10,820,527
LHC Group, Inc.†	45,953	7,658,527

		23,962,061

Metal Processors & Fabrication — 0.2%
Timken Co.	100,163	6,116,954

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	47,298	2,205,979

Metal - Aluminum — 0.5%
Alcoa Corp.	267,120	16,486,646

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	223,268	7,854,568

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	72,291	3,372,375

Networking Products — 0.1%
Calix, Inc.†	79,556	2,938,799

166

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	178,081	$3,351,484

Oil Companies - Exploration & Production — 1.9%
CNX Resources Corp.†	293,803	6,381,401
EQT Corp.	436,473	20,828,492
Matador Resources Co.	160,034	9,746,071
PDC Energy, Inc.	141,295	11,182,086
Range Resources Corp.†	362,436	12,304,702

		60,442,752

Oil Companies - Integrated — 0.3%
Murphy Oil Corp.	210,671	8,936,664

Oil Field Machinery & Equipment — 0.4%
NOV, Inc.	569,738	11,394,760

Oil Refining & Marketing — 0.3%
Hf Sinclair Corp Common Stock	216,912	10,650,379

Oil - Field Services — 0.2%
ChampionX Corp.	293,194	6,822,624

Optical Supplies — 0.1%
STAAR Surgical Co.†	69,066	4,554,212

Pastoral & Agricultural — 0.6%
Darling Ingredients, Inc.†	234,775	18,798,434

Pharmacy Services — 0.2%
Option Care Health, Inc.†	200,962	6,101,206

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	144,358	9,461,223

Pipelines — 1.3%
Antero Midstream Corp.	471,128	5,116,450
DT Midstream, Inc.	140,353	8,154,509
Equitrans Midstream Corp.	589,886	4,642,403
Targa Resources Corp.	332,227	23,926,989

		41,840,351

Poultry — 0.3%
Pilgrim’s Pride Corp.†	70,713	2,356,157
Sanderson Farms, Inc.	30,780	6,140,610

		8,496,767

Publishing - Newspapers — 0.5%
New York Times Co., Class A	242,445	8,361,928
TEGNA, Inc.	321,068	7,031,389

		15,393,317

Racetracks — 0.3%
Churchill Downs, Inc.	49,948	10,110,974

Real Estate Investment Trusts — 8.5%
American Campus Communities, Inc.	201,910	13,124,150
Apartment Income REIT Corp.	227,778	10,218,121
Brixmor Property Group, Inc.	432,157	10,535,988
Corporate Office Properties Trust	162,979	4,504,740
Cousins Properties, Inc.	215,739	7,453,783
Douglas Emmett, Inc.	254,622	7,198,164
EastGroup Properties, Inc.	59,031	9,536,458
EPR Properties	108,539	5,561,538
First Industrial Realty Trust, Inc.	189,045	10,047,742
Healthcare Realty Trust, Inc.	214,077	6,223,218
Highwoods Properties, Inc.	152,194	5,979,702
Hudson Pacific Properties, Inc.	221,240	4,404,888
Independence Realty Trust, Inc.	320,194	7,527,761
JBG SMITH Properties	165,638	4,275,117
Kilroy Realty Corp.	152,414	9,251,530

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Kite Realty Group Trust	317,776	$6,660,585
Lamar Advertising Co., Class A	125,970	12,338,762
Life Storage, Inc.	119,008	13,895,374
Macerich Co.	309,108	3,632,019
Medical Properties Trust, Inc.	865,948	16,089,314
National Retail Properties, Inc.	254,838	11,289,324
National Storage Affiliates Trust	118,896	6,236,095
Omega Healthcare Investors, Inc.	346,740	10,322,450
Park Hotels & Resorts, Inc.	343,119	6,196,729
Pebblebrook Hotel Trust	190,630	4,291,081
Physicians Realty Trust	319,628	5,929,099
PotlatchDeltic Corp.	100,209	5,256,964
PS Business Parks, Inc.	29,181	5,475,231
Rayonier, Inc.	210,929	8,694,493
Rexford Industrial Realty, Inc.	232,531	14,851,755
Sabra Health Care REIT, Inc.	331,801	4,658,486
SL Green Realty Corp.#	93,013	5,745,413
Spirit Realty Capital, Inc.	185,285	7,780,117
STORE Capital Corp.	356,073	9,824,054

		275,010,245

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.†	73,227	14,449,152

Recreational Vehicles — 0.5%
Brunswick Corp.	111,861	8,415,303
Polaris, Inc.#	82,764	8,818,504

		17,233,807

Rental Auto/Equipment — 0.3%
Avis Budget Group, Inc.†	58,151	11,064,972

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	61,803	9,129,539
Six Flags Entertainment Corp.†	112,282	3,295,477

		12,425,016

Retail - Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.#	222,643	2,696,207
Foot Locker, Inc.	126,697	4,178,467
Gap, Inc.	308,820	3,406,285
Victoria’s Secret & Co.†	105,406	4,343,781

		14,624,740

Retail - Automobile — 0.6%
AutoNation, Inc.†	58,007	6,935,317
Lithia Motors, Inc.	43,935	13,376,889

		20,312,206

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	68,393	5,808,617

Retail - Convenience Store — 0.4%
Casey’s General Stores, Inc.	53,844	11,282,472

Retail - Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	197,278	11,416,478
Ollie’s Bargain Outlet Holdings, Inc.†	85,180	4,000,904

		15,417,382

Retail - Home Furnishings — 0.7%
RH†	25,232	7,319,298
Williams-Sonoma, Inc.	105,854	13,540,844

		20,860,142

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.#	161,809	4,276,612

167

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Misc./Diversified — 0.7%
Five Below, Inc.†	81,290	$10,615,661
GameStop Corp., Class A†#	89,733	11,193,295

		21,808,956

Retail - Pawn Shops — 0.1%
FirstCash Holdings, Inc.	58,384	4,358,366

Retail - Petroleum Products — 0.3%
Murphy USA, Inc.	33,285	8,291,959

Retail - Regional Department Stores — 0.6%
Kohl’s Corp.	201,912	8,141,092
Macy’s, Inc.	434,225	10,269,421

		18,410,513

Retail - Restaurants — 0.7%
Cracker Barrel Old Country Store, Inc.#	34,129	3,481,499
Papa John’s International, Inc.	46,958	4,132,774
Texas Roadhouse, Inc.	101,052	7,879,024
Wendy’s Co.	256,104	4,773,779
Wingstop, Inc.	43,276	3,447,366

		23,714,442

Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.#	91,280	7,414,674

Rubber - Tires — 0.2%
Goodyear Tire & Rubber Co.†	407,688	5,267,329

Satellite Telecom — 0.2%
Iridium Communications, Inc.†	191,818	7,118,366

Savings & Loans/Thrifts — 0.3%
New York Community Bancorp, Inc.	674,715	6,733,656
Washington Federal, Inc.	94,637	3,070,970

		9,804,626

Schools — 0.3%
Graham Holdings Co., Class B	5,788	3,548,160
Grand Canyon Education, Inc.†	57,491	5,126,472

		8,674,632

Security Services — 0.1%
Brink’s Co.	71,321	4,338,456

Semiconductor Components - Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	83,115	6,777,197
Power Integrations, Inc.	85,837	7,242,926

		14,020,123

Semiconductor Equipment — 0.8%
Azenta, Inc.	108,699	8,330,691
CMC Materials, Inc.	41,466	7,336,994
MKS Instruments, Inc.	80,468	9,937,798

		25,605,483

Software Tools — 0.1%
Digital Turbine, Inc.†	128,024	3,255,650

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	30,795	7,906,616

Steel - Producers — 2.3%
Cleveland - Cliffs, Inc.†	693,734	16,080,754
Commercial Metals Co.	176,263	7,002,929
Reliance Steel & Aluminum Co.	90,909	17,672,710
Steel Dynamics, Inc.	273,546	23,355,357
United States Steel Corp.	378,598	9,491,452

		73,603,202

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecommunication Equipment — 0.4%
Ciena Corp.†	224,727	$11,420,626

Television — 0.1%
World Wrestling Entertainment, Inc., Class A#	63,502	4,240,029

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†	137,648	12,868,712

Tools - Hand Held — 0.2%
MSA Safety, Inc.	52,905	6,744,858

Toys — 0.4%
Mattel, Inc.†	508,328	12,769,199

Transport - Equipment & Leasing — 0.2%
GATX Corp.	51,509	5,560,397

Transport - Marine — 0.2%
Kirby Corp.†	87,218	5,889,832

Transport - Services — 0.2%
Ryder System, Inc.	77,906	6,234,038

Transport - Truck — 1.2%
Knight-Swift Transportation Holdings, Inc.	240,795	11,712,269
Landstar System, Inc.	54,692	8,282,010
Saia, Inc.†	38,214	7,550,704
Werner Enterprises, Inc.	86,867	3,524,194
XPO Logistics, Inc.†	143,138	7,649,295

		38,718,472

Vitamins & Nutrition Products — 0.1%
BellRing Brands, Inc.†	162,016	4,236,718

Water — 0.5%
Essential Utilities, Inc.	333,713	15,437,563

Wire & Cable Products — 0.1%
Belden, Inc.	65,145	3,751,049

Wireless Equipment — 0.1%
ViaSat, Inc.†	107,941	4,262,590

Total Long-Term Investment Securities
(cost $2,317,434,818)		3,118,929,808

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(2)	25,269,140	25,269,140

U.S. Government Treasuries — 0.3%
United States Treasury Bills
0.36% due 12/29/2022(3)	$6,300,000	6,240,968
0.54% due 12/29/2022(3)	2,500,000	2,476,574

		8,717,542

Total Short-Term Investment Securities
(cost $34,048,121)		33,986,682

REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $89,915,061 and collateralized by $100,126,300 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an approximate value of $91,713,388 (cost $89,915,061)	89,915,061	89,915,061

TOTAL INVESTMENTS
(cost $2,441,398,000)(4)	100.8%	3,242,831,551
Liabilities in excess of other assets	(0.8)	(25,331,980)

NET ASSETS	100.0%	$3,217,499,571

168

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2022, the Fund had loaned securities with a total value of $68,715,382. This was secured by collateral of $25,269,140, which was received in cash and subsequently invested in short-term investments currently valued at $25,269,140 as reported in the Portfolio of Investments. Additional collateral of $47,507,756 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	$ 3,261,155
United States Treasury Notes/Bonds	0.13% to 6.88%	06/30/2022 to 02/15/2052	44,246,601
(2)	The rate shown is the 7-day yield as of May 31, 2022.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
395	Long	S&P Mid Cap 400 E-Mini Index	June 2022	$102,570,658	$99,271,400	$(3,299,258)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:

Investments at Value:*
Common Stocks	$3,118,929,808	$—	$—	$3,118,929,808
Short-Term Investment Securities:
Registered Investment Companies	25,269,140	—	—	25,269,140
U.S. Government Treasuries	—	8,717,542	—	8,717,542
Repurchase Agreements	—	89,915,061	—	89,915,061

Total Investments at Value	$3,144,198,948	$98,632,603	$—	$3,242,831,551

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,299,258	$—	$—	$3,299,258

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

169

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Enterprise Software/Service	4.2%
Electronic Components — Semiconductors	4.2
Semiconductor Equipment	3.3
Computer Services	3.2
Real Estate Investment Trusts	2.9
Diagnostic Equipment	2.6
Medical Products	2.4
Energy — Alternate Sources	2.3
Electronic Connectors	2.3
Aerospace/Defense — Equipment	2.3
Insurance — Property/Casualty	2.3
Commercial Services — Finance	2.2
Distribution/Wholesale	2.2
Computer Software	2.2
Medical — Biomedical/Gene	2.1
Machinery — General Industrial	2.1
Investment Management/Advisor Services	1.9
Insurance Brokers	1.8
Medical Instruments	1.8
Medical — Wholesale Drug Distribution	1.8
Electronic Measurement Instruments	1.7
Computer Data Security	1.7
Electronic Components — Misc.	1.7
Transport — Truck	1.7
Non — Hazardous Waste Disposal	1.6
Semiconductor Components — Integrated Circuits	1.5
Commercial Services	1.5
Internet Security	1.3
E-Commerce/Services	1.3
Medical Labs & Testing Services	1.3
Retail — Gardening Products	1.3
Retail — Auto Parts	1.2
Disposable Medical Products	1.2
Data Processing/Management	1.2
Diagnostic Kits	1.2
Power Converter/Supply Equipment	1.1
Drug Delivery Systems	1.1
Retail — Misc./Diversified	1.1
Medical — Hospitals	1.0
Web Hosting/Design	1.0
Advertising Services	1.0
Retail — Apparel/Shoe	0.9
Oil Refining & Marketing	0.9
Computers — Memory Devices	0.9
Electric Products — Misc.	0.9
Retail — Automobile	0.8
Registered Investment Companies	0.8
Chemicals — Diversified	0.8
Broadcast Services/Program	0.7
Oil & Gas Drilling	0.7
Aerospace/Defense	0.7
Building — Residential/Commercial	0.7
Machinery — Print Trade	0.7
Electric — Integrated	0.7
Oil Companies — Exploration & Production	0.7
Medical — HMO	0.6
Rental Auto/Equipment	0.6
Metal — Copper	0.6
Machinery — Pumps	0.6
Telecommunication Equipment	0.5
Apparel Manufacturers	0.5
Athletic Footwear	0.5
Auction Houses/Art Dealers	0.5
Retail — Restaurants	0.5
Building — Maintenance & Services	0.5
Food — Catering	0.4
Airlines	0.4
Containers — Paper/Plastic	0.4
Finance — Other Services	0.4

Dental Supplies & Equipment	0.4
Veterinary Diagnostics	0.3
Internet Gambling	0.3
Therapeutics	0.2
Finance — Investment Banker/Broker	0.2
Auto — Cars/Light Trucks	0.2
Auto/Truck Parts & Equipment — Original	0.2
Building & Construction — Misc.	0.2
Audio/Video Products	0.2
Banks — Commercial	0.2
Retail — Discount	0.2
Medical — Drugs	0.2
Machinery — Electrical	0.2
Decision Support Software	0.2
E-Commerce/Products	0.1
Printing — Commercial	0.1
Real Estate Management/Services	0.1

99.2%

*	Calculated as a percentage of net assets

170

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Advertising Services — 1.0%
Trade Desk, Inc., Class A†	134,321	$6,991,408

Aerospace/Defense — 0.7%
Teledyne Technologies, Inc.†	12,345	5,001,577

Aerospace/Defense - Equipment — 2.3%
Hexcel Corp.	183,131	10,520,876
L3Harris Technologies, Inc.	26,226	6,317,843

		16,838,719

Airlines — 0.4%
Ryanair Holdings PLC ADR†	35,296	3,077,811

Apparel Manufacturers — 0.5%
Gildan Activewear, Inc.	120,454	3,791,892

Athletic Footwear — 0.5%
On Holding AG, Class A†	182,849	3,775,832

Auction Houses/Art Dealers — 0.5%
Ritchie Bros. Auctioneers, Inc.	61,114	3,678,452

Audio/Video Products — 0.2%
Dolby Laboratories, Inc., Class A	19,637	1,524,224

Auto - Cars/Light Trucks — 0.2%
Rivian Automotive, Inc., Class A†	55,165	1,732,181

Auto/Truck Parts & Equipment - Original — 0.2%
Visteon Corp.†	14,188	1,592,035

Banks - Commercial — 0.2%
SVB Financial Group†	3,092	1,510,658

Broadcast Services/Program — 0.7%
Liberty Media Corp.-Liberty Formula One, Series C†	83,019	5,171,254

Building & Construction - Misc. — 0.2%
Frontdoor, Inc.†	63,388	1,568,219

Building - Maintenance & Services — 0.5%
Terminix Global Holdings, Inc.†	76,765	3,332,369

Building - Residential/Commercial — 0.7%
D.R. Horton, Inc.	66,425	4,991,839

Chemicals - Diversified — 0.8%
Olin Corp.	86,187	5,670,243

Commercial Services — 1.5%
Quanta Services, Inc.	89,917	10,700,123

Commercial Services - Finance — 2.2%
Global Payments, Inc.	32,264	4,227,875
Shift4 Payments, Inc., Class A†	111,098	5,071,624
WEX, Inc.†	42,376	7,215,785

		16,515,284

Computer Data Security — 1.7%
Varonis Systems, Inc.†	187,192	6,190,440
Zscaler, Inc.†	42,613	6,523,624

		12,714,064

Computer Services — 3.2%
Amdocs, Ltd.	85,865	7,460,810
EPAM Systems, Inc.†	26,604	9,005,986
Leidos Holdings, Inc.	66,993	7,000,768

		23,467,564

Computer Software — 2.2%
Datadog, Inc., Class A†	77,988	7,439,275
Dynatrace, Inc.†	42,717	1,609,149
Ziff Davis, Inc.†	22,356	1,706,657
ZoomInfo Technologies, Inc.†	130,835	5,284,426

		16,039,507

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 0.9%
Seagate Technology Holdings PLC	78,853	$6,676,484

Containers - Paper/Plastic — 0.4%
Sealed Air Corp.	47,386	2,946,462

Data Processing/Management — 1.2%
Broadridge Financial Solutions, Inc.	31,003	4,533,259
Fidelity National Information Services, Inc.	40,387	4,220,441

		8,753,700

Decision Support Software — 0.2%
MSCI, Inc.	2,880	1,273,968

Dental Supplies & Equipment — 0.4%
DENTSPLY SIRONA, Inc.	69,663	2,755,868

Diagnostic Equipment — 2.6%
Avantor, Inc.†	446,547	14,307,366
PerkinElmer, Inc.	21,416	3,205,333
Waters Corp.†	5,892	1,932,281

		19,444,980

Diagnostic Kits — 1.2%
IDEXX Laboratories, Inc.†	21,617	8,465,650

Disposable Medical Products — 1.2%
ICU Medical, Inc.†	21,154	3,842,413
Teleflex, Inc.	17,694	5,091,271

		8,933,684

Distribution/Wholesale — 2.2%
Ferguson PLC	34,170	4,108,093
Ferguson PLC#	36,165	4,323,887
Pool Corp.	19,869	7,920,181

		16,352,161

Drug Delivery Systems — 1.1%
DexCom, Inc.†	27,305	8,135,252

E-Commerce/Products — 0.1%
Wayfair, Inc., Class A†#	16,893	1,003,275

E-Commerce/Services — 1.3%
Expedia Group, Inc.†	71,572	9,256,407
Upwork, Inc.†	30,897	563,870

		9,820,277

Electric Products - Misc. — 0.9%
AMETEK, Inc.	53,734	6,527,069

Electric - Integrated — 0.7%
Alliant Energy Corp.	76,481	4,881,017

Electronic Components - Misc. — 1.7%
Flex, Ltd.†	291,765	4,980,429
Sensata Technologies Holding PLC	156,433	7,513,477

		12,493,906

Electronic Components - Semiconductors — 4.2%
Marvell Technology, Inc.	87,619	5,182,664
Microchip Technology, Inc.	74,340	5,400,801
Monolithic Power Systems, Inc.	21,742	9,792,379
ON Semiconductor Corp.†	172,893	10,491,147

		30,866,991

Electronic Connectors — 2.3%
TE Connectivity, Ltd.	130,973	16,946,596

Electronic Measurement Instruments — 1.7%
Keysight Technologies, Inc.†	62,442	9,091,555
National Instruments Corp.	107,050	3,781,006

		12,872,561

171

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources — 2.3%
Enphase Energy, Inc.†	60,944	$11,347,164
Sunrun, Inc.†	226,486	5,915,814

		17,262,978

Enterprise Software/Service — 4.2%
Atlassian Corp. PLC, Class A†	8,459	1,499,950
Ceridian HCM Holding, Inc.†	67,534	3,802,164
Constellation Software, Inc.	5,983	9,416,609
HubSpot, Inc.†	22,173	7,487,600
SS&C Technologies Holdings, Inc.	130,148	8,328,171
Topicus.com, Inc.†	11,826	622,972

		31,157,466

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	24,899	1,745,420

Finance - Other Services — 0.4%
Cboe Global Markets, Inc.	24,753	2,780,009

Food - Catering — 0.4%
Aramark	93,179	3,211,880

Insurance Brokers — 1.8%
Aon PLC, Class A	6,293	1,734,791
Arthur J. Gallagher & Co.	60,555	9,806,277
Ryan Specialty Group Holdings, Inc., Class A†	54,721	2,055,868

		13,596,936

Insurance - Property/Casualty — 2.3%
Intact Financial Corp.	58,564	8,461,534
WR Berkley Corp.	117,687	8,371,076

		16,832,610

Internet Gambling — 0.3%
Entain PLC†	132,251	2,440,040

Internet Security — 1.3%
Palo Alto Networks, Inc.†	19,759	9,934,430

Investment Management/Advisor Services — 1.9%
LPL Financial Holdings, Inc.	70,796	13,889,467

Machinery - Electrical — 0.2%
Regal Rexnord Corp.	10,984	1,372,451

Machinery - General Industrial — 2.1%
Westinghouse Air Brake Technologies Corp.	162,120	15,313,855

Machinery - Print Trade — 0.7%
Kornit Digital, Ltd.†	116,977	4,909,525

Machinery - Pumps — 0.6%
Ingersoll Rand, Inc.	90,802	4,281,314

Medical Instruments — 1.8%
Boston Scientific Corp.†	320,038	13,124,758

Medical Labs & Testing Services — 1.3%
Catalent, Inc.†	94,402	9,729,070

Medical Products — 2.4%
Cooper Cos., Inc.	30,324	10,635,840
Envista Holdings Corp.†	74,270	3,196,581
STERIS PLC	17,848	4,072,913

		17,905,334

Medical - Biomedical/Gene — 2.1%
Abcam PLC ADR†#	49,838	740,593
BioMarin Pharmaceutical, Inc.†	29,685	2,230,234
Horizon Therapeutics PLC†	98,770	8,858,681
Illumina, Inc.†	10,508	2,516,456
Sarepta Therapeutics, Inc.†	18,883	1,375,060

		15,721,024

Security Description	Shares	Value (Note 2)

Medical - Drugs — 0.2%
Ascendis Pharma A/S ADR†	16,480	$1,392,725

Medical - HMO — 0.6%
Centene Corp.†	57,240	4,661,626

Medical - Hospitals — 1.0%
Tenet Healthcare Corp.†	115,302	7,461,192

Medical - Wholesale Drug Distribution — 1.8%
AmerisourceBergen Corp.	83,292	12,892,769

Metal - Copper — 0.6%
Freeport-McMoRan, Inc.	110,227	4,307,671

Non - Hazardous Waste Disposal — 1.6%
Waste Management, Inc.	72,628	11,512,264

Oil & Gas Drilling — 0.7%
Valaris, Ltd.†	85,954	5,109,965

Oil Companies - Exploration & Production — 0.7%
Diamondback Energy, Inc.	32,091	4,878,474

Oil Refining & Marketing — 0.9%
Valero Energy Corp.	51,944	6,731,942

Power Converter/Supply Equipment — 1.1%
Generac Holdings, Inc.†	33,200	8,203,056

Printing - Commercial — 0.1%
Cimpress PLC†	13,677	596,044

Real Estate Investment Trusts — 2.9%
Lamar Advertising Co., Class A	47,646	4,666,926
Public Storage	25,431	8,408,506
Terreno Realty Corp.	136,908	8,311,684

		21,387,116

Real Estate Management/Services — 0.1%
Redfin Corp.†#	50,149	491,460

Rental Auto/Equipment — 0.6%
United Rentals, Inc.†	15,599	4,651,310

Retail - Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	12,024	2,023,639
Lululemon Athletica, Inc.†	16,706	4,889,679

		6,913,318

Retail - Auto Parts — 1.2%
O’Reilly Automotive, Inc.†	14,275	9,095,602

Retail - Automobile — 0.8%
CarMax, Inc.†	59,757	5,932,077

Retail - Discount — 0.2%
Dollar Tree, Inc.†	8,869	1,421,967

Retail - Gardening Products — 1.3%
Tractor Supply Co.	51,230	9,598,453

Retail - Misc./Diversified — 1.1%
Five Below, Inc.†	59,747	7,802,361

Retail - Restaurants — 0.5%
Wingstop, Inc.	44,224	3,522,884

Semiconductor Components - Integrated Circuits — 1.5%
Analog Devices, Inc.	43,031	7,246,421
NXP Semiconductors NV	19,765	3,750,606

		10,997,027

Semiconductor Equipment — 3.3%
Entegris, Inc.	66,519	7,380,948
KLA Corp.	20,103	7,334,580
Lam Research Corp.	17,963	9,341,299

		24,056,827

172

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Telecommunication Equipment — 0.5%
NICE, Ltd. ADR†#	20,227	$4,019,509

Therapeutics — 0.2%
Neurocrine Biosciences, Inc.†	19,034	1,779,489

Transport - Truck — 1.7%
JB Hunt Transport Services, Inc.	46,028	7,943,513
XPO Logistics, Inc.†	84,546	4,518,138

		12,461,651

Veterinary Diagnostics — 0.3%
Elanco Animal Health, Inc.†	106,834	2,531,966

Web Hosting/Design — 1.0%
GoDaddy, Inc., Class A†	96,549	7,246,002

Total Long-Term Investment Securities
(cost $792,875,095)		725,700,470

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(2) (cost $5,857,539)	5,857,539	5,857,539

TOTAL INVESTMENTS
(cost $798,732,634)(3)	99.2%	731,558,009
Other assets less liabilities	0.8	5,801,503

NET ASSETS	100.0%	$737,359,512

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2022.
(2)

At May 31, 2022, the Fund had loaned securities with a total value of $6,133,485. This was secured by collateral of $5,857,539, which was received in cash and subsequently invested in short-term investments currently valued at $5,857,539 as reported in the Portfolio of Investments. Additional collateral of $543,620 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	$46,842
United States Treasury Notes/Bonds	0.13% to 4.50%	06/30/2022 to 02/15/2051	496,778

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$719,152,337	$6,548,133	**	$—	$725,700,470
Short-Term Investment Securities	5,857,539	—		—	5,857,539

Total Investments at Value	$725,009,876	$6,548,133		$—	$731,558,009

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

173

VALIC Company I Mid Cap Value Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	7.6%
Banks — Commercial	6.6
Oil Companies — Exploration & Production	5.0
Electric — Integrated	4.4
Insurance — Property/Casualty	3.1
Chemicals — Diversified	2.8
Banks — Super Regional	2.7
Medical — HMO	2.1
Diversified Manufacturing Operations	2.0
Aerospace/Defense — Equipment	2.0
Registered Investment Companies	1.9
Medical Labs & Testing Services	1.9
Computer Services	1.8
Machinery — Pumps	1.7
Insurance — Multi — line	1.7
Aerospace/Defense	1.6
Auto/Truck Parts & Equipment — Original	1.6
Commercial Services — Finance	1.5
Oil — Field Services	1.5
Oil Refining & Marketing	1.4
Insurance — Life/Health	1.3
Machinery — General Industrial	1.3
Medical Products	1.3
Investment Management/Advisor Services	1.3
Building & Construction Products — Misc.	1.2
Food — Wholesale/Distribution	1.2
Hotels/Motels	1.1
Electronic Components — Misc.	1.0
Retail — Auto Parts	1.0
Semiconductor Equipment	1.0
Electronic Components — Semiconductors	0.9
Physical Therapy/Rehabilitation Centers	0.9
Beverages — Non — alcoholic	0.9
Distribution/Wholesale	0.9
Computers — Other	0.8
Machinery — Electrical	0.8
Finance — Leasing Companies	0.8
Medical — Hospitals	0.8
Medical Instruments	0.8
Semiconductor Components — Integrated Circuits	0.8
Retail — Restaurants	0.7
Steel — Producers	0.7
Finance — Credit Card	0.7
Airlines	0.7
E-Commerce/Services	0.7
Electronic Connectors	0.7
Agricultural Biotech	0.7
Electric Products — Misc.	0.7
Computers — Memory Devices	0.7
Internet Infrastructure Software	0.6
Hazardous Waste Disposal	0.6
Transport — Truck	0.6
Human Resources	0.6
Medical — Wholesale Drug Distribution	0.6
Diagnostic Equipment	0.6
Building Products — Doors & Windows	0.6
Transport — Services	0.6
Toys	0.5
Footwear & Related Apparel	0.5
Internet Security	0.5
Insurance — Reinsurance	0.5
Appliances	0.5
Miscellaneous Manufacturing	0.5
Retail — Apparel/Shoe	0.5
Apparel Manufacturers	0.5
Lasers — System/Components	0.5
Motorcycle/Motor Scooter	0.5
Engineering/R&D Services	0.5
Insurance Brokers	0.5

Resorts/Theme Parks	0.4
Containers — Metal/Glass	0.4
Data Processing/Management	0.4
Recreational Vehicles	0.4
Transport — Rail	0.4
Machine Tools & Related Products	0.4
Electronic Security Devices	0.4
Industrial Automated/Robotic	0.3
Building Products — Wood	0.3
Home Furnishings	0.3
Computer Data Security	0.3
Finance — Consumer Loans	0.3
Theaters	0.3
Steel Pipe & Tube	0.3
Enterprise Software/Service	0.3
Coatings/Paint	0.3
Pharmacy Services	0.3
Repurchase Agreements	0.2
Banks — Fiduciary	0.2
Food — Catering	0.2
Casino Hotels	0.2
Machinery — Construction & Mining	0.2
Retail — Perfume & Cosmetics	0.2
Office Supplies & Forms	0.2
Wireless Equipment	0.2
Gambling (Non — Hotel)	0.2
Advertising Services	0.2
Golf	0.1
Cruise Lines	0.1
Retail — Misc./Diversified	0.1

100.2%

*	Calculated as a percentage of net assets

174

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Services — 0.2%
Taboola.com, Ltd.†	443,611	$1,437,300

Aerospace/Defense — 1.6%
Curtiss-Wright Corp.	54,174	7,691,625
General Dynamics Corp.	7,198	1,618,902
Spirit AeroSystems Holdings, Inc., Class A	160,298	5,036,563

		14,347,090

Aerospace/Defense - Equipment — 2.0%
Hexcel Corp.	55,658	3,197,552
Howmet Aerospace, Inc.	316,910	11,335,871
L3Harris Technologies, Inc.	12,219	2,943,557

		17,476,980

Agricultural Biotech — 0.7%
Corteva, Inc.	97,746	6,120,855

Airlines — 0.7%
Alaska Air Group, Inc.†	53,684	2,590,790
JetBlue Airways Corp.†	334,643	3,594,066

		6,184,856

Apparel Manufacturers — 0.5%
Columbia Sportswear Co.	52,565	4,088,506

Appliances — 0.5%
Whirlpool Corp.	23,499	4,329,456

Auto/Truck Parts & Equipment - Original — 1.6%
Gentex Corp.	229,276	7,125,898
Lear Corp.	12,128	1,709,563
Visteon Corp.†	42,422	4,760,173

		13,595,634

Banks - Commercial — 6.6%
Ameris Bancorp	110,699	5,046,767
Atlantic Union Bankshares Corp.	126,365	4,455,630
Cadence Bank	234,160	6,259,097
East West Bancorp, Inc.	83,577	6,146,253
SouthState Corp.	72,624	5,869,472
Synovus Financial Corp.	146,993	6,269,251
Triumph Bancorp, Inc.†	33,751	2,455,048
Truist Financial Corp.	105,674	5,256,225
Webster Financial Corp.	78,711	3,863,923
Western Alliance Bancorp	82,366	6,702,121
Zions Bancorp NA	97,675	5,571,382

		57,895,169

Banks - Fiduciary — 0.2%
State Street Corp.	30,024	2,176,440

Banks - Super Regional — 2.7%
Fifth Third Bancorp	240,725	9,491,787
Huntington Bancshares, Inc.	481,090	6,677,529
KeyCorp	360,269	7,190,969

		23,360,285

Beverages-Non-alcoholic — 0.9%
Coca-Cola Europacific Partners PLC	62,052	3,296,823
Keurig Dr Pepper, Inc.	71,986	2,500,793
Monster Beverage Corp.†	19,106	1,702,727

		7,500,343

Building & Construction Products - Misc. — 1.2%
Builders FirstSource, Inc.†	121,452	7,905,311
Mohawk Industries, Inc.†	21,589	3,053,980

		10,959,291

Security Description	Shares	Value (Note 2)

Building Products - Doors & Windows — 0.6%
JELD-WEN Holding, Inc.†	142,869	$2,690,223
PGT Innovations, Inc.†	117,640	2,364,564

		5,054,787

Building Products - Wood — 0.3%
Masco Corp.	49,251	2,792,039

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	54,064	1,917,109

Chemicals - Diversified — 2.8%
Celanese Corp.	35,840	5,609,677
DuPont de Nemours, Inc.	56,887	3,859,783
FMC Corp.	87,496	10,725,259
Olin Corp.	27,811	1,829,686
PPG Industries, Inc.	15,635	1,977,671

		24,002,076

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	83,557	2,269,408

Commercial Services - Finance — 1.5%
EVERTEC, Inc.	45,260	1,717,164
FleetCor Technologies, Inc.†	22,324	5,554,435
Global Payments, Inc.	23,517	3,081,668
TransUnion	32,824	2,849,451

		13,202,718

Computer Data Security — 0.3%
Check Point Software Technologies, Ltd.†	21,897	2,738,877

Computer Services — 1.8%
Cognizant Technology Solutions Corp., Class A	58,386	4,361,434
Leidos Holdings, Inc.	82,793	8,651,868
Science Applications International Corp.	26,087	2,258,091

		15,271,393

Computers - Memory Devices — 0.7%
NetApp, Inc.	34,607	2,489,974
Western Digital Corp.†	56,412	3,423,644

		5,913,618

Computers - Other — 0.8%
Lumentum Holdings, Inc.†	81,264	6,995,205

Containers - Metal/Glass — 0.4%
Crown Holdings, Inc.	34,193	3,571,117

Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	24,799	397,032
Royal Caribbean Cruises, Ltd.†	8,078	469,089

		866,121

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	33,083	3,457,173

Diagnostic Equipment — 0.6%
Avantor, Inc.†	162,382	5,202,719

Distribution/Wholesale — 0.9%
Copart, Inc.†	12,794	1,465,297
LKQ Corp.	74,772	3,842,533
Resideo Technologies, Inc.†	90,387	2,134,941

		7,442,771

Diversified Manufacturing Operations — 2.0%
Eaton Corp. PLC	41,929	5,811,359
ITT, Inc.	21,921	1,618,208
Parker-Hannifin Corp.	18,147	4,939,069
Textron, Inc.	81,730	5,336,152

		17,704,788

175

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
E-Commerce/Services — 0.7%
Cargurus, Inc.†	142,363	$3,604,631
Expedia Group, Inc.†	19,927	2,577,159

		6,181,790

Electric Products - Misc. — 0.7%
AMETEK, Inc.	48,927	5,943,163

Electric - Integrated — 4.4%
Alliant Energy Corp.	97,727	6,236,937
American Electric Power Co., Inc.	33,862	3,454,940
CenterPoint Energy, Inc.	246,028	7,885,197
DTE Energy Co.	28,421	3,771,751
Edison International	29,124	2,036,059
Entergy Corp.	43,017	5,175,805
Evergy, Inc.	78,052	5,458,957
Portland General Electric Co.	84,658	4,169,407

		38,189,053

Electronic Components - Misc. — 1.0%
Flex, Ltd.†	148,825	2,540,443
Garmin, Ltd.	29,507	3,116,529
nVent Electric PLC	48,264	1,708,546
Sensata Technologies Holding PLC	30,850	1,481,725

		8,847,243

Electronic Components - Semiconductors — 0.9%
Microchip Technology, Inc.	42,902	3,116,830
Qorvo, Inc.†	44,345	4,955,554

		8,072,384

Electronic Connectors — 0.7%
TE Connectivity, Ltd.	47,333	6,124,417

Electronic Security Devices — 0.4%
Allegion PLC	28,672	3,201,229

Engineering/R&D Services — 0.5%
Fluor Corp.†	139,946	3,950,676

Enterprise Software/Service — 0.3%
SS&C Technologies Holdings, Inc.	35,761	2,288,346

Finance - Consumer Loans — 0.3%
SLM Corp.	138,805	2,719,190

Finance - Credit Card — 0.7%
Discover Financial Services	54,874	6,227,650

Finance - Leasing Companies — 0.8%
AerCap Holdings NV†	138,810	6,862,766

Food-Catering — 0.2%
Sovos Brands, Inc.†	147,765	2,086,442

Food-Wholesale/Distribution — 1.2%
US Foods Holding Corp.†	310,663	10,289,159

Footwear & Related Apparel — 0.5%
Steven Madden, Ltd.	123,492	4,591,433

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC#	68,725	1,472,090

Golf — 0.1%
Callaway Golf Co.†#	51,321	1,114,179

Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†	60,493	5,650,046

Home Furnishings — 0.3%
Tempur Sealy International, Inc.	103,986	2,742,111

Security Description	Shares	Value (Note 2)

Hotels/Motels — 1.1%
Marriott International, Inc., Class A	16,044	$2,752,829
Wyndham Hotels & Resorts, Inc.	85,761	6,872,029

		9,624,858

Human Resources — 0.6%
ASGN, Inc.†	31,251	2,976,033
Robert Half International, Inc.	27,341	2,464,791

		5,440,824

Industrial Automated/Robotic — 0.3%
Enovis Corp.†	44,147	2,928,712

Insurance Brokers — 0.5%
Aon PLC, Class A	14,269	3,933,535

Insurance-Life/Health — 1.3%
Aflac, Inc.	28,593	1,731,878
Globe Life, Inc.	28,717	2,801,918
Voya Financial, Inc.#	104,718	7,184,702

		11,718,498

Insurance - Multi-line — 1.7%
Aegon NV#	1,572,517	8,444,416
Kemper Corp.	122,132	6,452,234

		14,896,650

Insurance-Property/Casualty — 3.1%
Alleghany Corp.†	11,894	9,916,979
Assurant, Inc.	16,847	2,976,696
Hanover Insurance Group, Inc.	44,368	6,504,349
James River Group Holdings, Ltd.	170,478	4,355,713
Lancashire Holdings, Ltd.	369,203	1,845,580
Travelers Cos., Inc.	9,978	1,786,461

		27,385,778

Insurance - Reinsurance — 0.5%
Everest Re Group, Ltd.	15,746	4,448,245

Internet Infrastructure Software — 0.6%
F5, Inc.†	34,795	5,672,977

Internet Security — 0.5%
NortonLifeLock, Inc.	188,359	4,584,658

Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	39,886	11,019,305

Lasers - System/Components — 0.5%
II-VI, Inc.†#	64,133	4,008,312

Machine Tools & Related Products — 0.4%
Kennametal, Inc.	118,716	3,293,182

Machinery - Construction & Mining — 0.2%
Oshkosh Corp.	19,302	1,793,349

Machinery - Electrical — 0.8%
BWX Technologies, Inc.	53,318	2,729,881
Regal Rexnord Corp.	33,802	4,223,560

		6,953,441

Machinery - General Industrial — 1.3%
Altra Industrial Motion Corp.	42,970	1,684,854
Esab Corp.†	74,092	3,704,600
Middleby Corp.†	41,355	6,263,628

		11,653,082

Machinery - Pumps — 1.7%
Dover Corp.	50,132	6,713,176
Flowserve Corp.	119,783	3,773,164
Ingersoll Rand, Inc.	97,899	4,615,938

		15,102,278

176

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 0.8%
Integra LifeSciences Holdings Corp.†	107,903	$6,759,044

Medical Labs & Testing Services — 1.9%
ICON PLC†	27,267	6,102,082
IQVIA Holdings, Inc.†	9,121	1,963,295
Laboratory Corp. of America Holdings	6,651	1,640,935
Syneos Health, Inc.†	88,844	6,564,683

		16,270,995

Medical Products — 1.3%
Avanos Medical, Inc.†	123,920	3,555,265
Haemonetics Corp.†	66,247	4,190,785
Zimmer Biomet Holdings, Inc.	32,170	3,867,156

		11,613,206

Medical - HMO — 2.1%
Centene Corp.†	50,929	4,147,658
Humana, Inc.	9,915	4,503,690
Molina Healthcare, Inc.†	32,993	9,575,230

		18,226,578

Medical - Hospitals — 0.8%
HCA Healthcare, Inc.	16,478	3,466,971
Universal Health Services, Inc., Class B	26,567	3,310,514

		6,777,485

Medical - Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	33,972	5,258,526

Miscellaneous Manufacturing — 0.5%
John Bean Technologies Corp.	35,517	4,324,195

Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	112,481	3,957,082

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	9,281	1,601,529

Oil Companies - Exploration & Production — 5.0%
ConocoPhillips	49,770	5,592,157
Coterra Energy, Inc.	243,940	8,374,460
Devon Energy Corp.	68,257	5,112,449
Diamondback Energy, Inc.	66,092	10,047,306
Marathon Oil Corp.	256,664	8,066,950
Pioneer Natural Resources Co.	22,127	6,149,978

		43,343,300

Oil Refining & Marketing — 1.4%
Delek US Holdings, Inc.†	63,262	1,844,720
Marathon Petroleum Corp.	57,008	5,802,844
Valero Energy Corp.	38,455	4,983,768

		12,631,332

Oil - Field Services — 1.5%
Halliburton Co.	121,605	4,925,002
Schlumberger NV	176,454	8,109,826

		13,034,828

Pharmacy Services — 0.3%
Cigna Corp.	8,452	2,267,587

Physical Therapy/Rehabilitation Centers — 0.9%
Encompass Health Corp.	122,361	8,019,540

Real Estate Investment Trusts — 7.6%
American Assets Trust, Inc.	78,070	2,662,187
American Homes 4 Rent, Class A	75,005	2,772,185
Americold Realty Trust	137,825	3,816,374
Cousins Properties, Inc.	74,964	2,590,006
Duke Realty Corp.	91,718	4,845,462

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Equity Residential	50,943	$3,913,951
Essential Properties Realty Trust, Inc.	209,207	4,786,656
Essex Property Trust, Inc.	14,805	4,202,399
First Industrial Realty Trust, Inc.	66,430	3,530,755
Gaming and Leisure Properties, Inc.	158,145	7,404,349
Healthpeak Properties, Inc.	76,291	2,265,080
Host Hotels & Resorts, Inc.	222,190	4,441,578
Kilroy Realty Corp.	37,338	2,266,417
Lamar Advertising Co., Class A	21,312	2,087,510
Regency Centers Corp.	64,083	4,371,101
Ryman Hospitality Properties, Inc.†	60,250	5,379,723
Welltower, Inc.	58,312	5,195,016

		66,530,749

Recreational Vehicles — 0.4%
Polaris, Inc.#	31,877	3,396,494

Resort/Theme Parks — 0.4%
Six Flags Entertainment Corp.†	127,900	3,753,865

Retail - Apparel/Shoe — 0.5%
Burlington Stores, Inc.†	4,899	824,501
Ross Stores, Inc.	38,786	3,297,586

		4,122,087

Retail - Auto Parts — 1.0%
AutoZone, Inc.†	4,054	8,349,821

Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	5,520	720,857

Retail - Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	4,054	1,715,247

Retail - Restaurants — 0.7%
Darden Restaurants, Inc.	16,156	2,019,500
Denny’s Corp.†	278,719	2,887,529
Domino’s Pizza, Inc.	3,877	1,408,010

		6,315,039

Semiconductor Components - Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	49,690	4,051,723
NXP Semiconductors NV	13,845	2,627,227

		6,678,950

Semiconductor Equipment — 1.0%
KLA Corp.	7,297	2,662,310
MKS Instruments, Inc.	46,036	5,685,446

		8,347,756

Steel Pipe & Tube — 0.3%
Advanced Drainage Systems, Inc.	22,672	2,482,811

Steel - Producers — 0.7%
Reliance Steel & Aluminum Co.	32,416	6,301,670

Theaters — 0.3%
Live Nation Entertainment, Inc.†	27,232	2,588,402

Toys — 0.5%
Hasbro, Inc.	51,317	4,605,701

Transport - Rail — 0.4%
Norfolk Southern Corp.	14,142	3,389,272

Transport - Services — 0.6%
Expeditors International of Washington, Inc.	23,733	2,583,099
FedEx Corp.	10,834	2,433,100

		5,016,199

177

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Transport - Truck — 0.6%
Knight-Swift Transportation Holdings, Inc.	78,822	$3,833,902
Landstar System, Inc.	11,767	1,781,877

		5,615,779

Wireless Equipment — 0.2%
Maxar Technologies, Inc.	52,257	1,560,394

Total Long-Term Investment Securities
(cost $729,158,556)		854,461,495

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.9%
State Street Institutional Liquid Reserves Fund, Administration Class 0.59%(1)	14,313,336	14,313,336
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(2)	2,129,953	2,129,953

Total Short-Term Investment Securities
(cost $16,443,289)		16,443,289

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $2,316,210 and collateralized by $2,347,200 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2028 and having an approximate value of $2,362,602 (cost $2,316,206)	$2,316,206	2,316,206

TOTAL INVESTMENTS
(cost $747,918,051)(3)	100.2%	873,220,990
Liabilities in excess of other assets	(0.2)	(2,090,409)

NET ASSETS	100.0%	$871,130,581

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2022.
(2)

At May 31, 2022, the Fund had loaned securities with a total value of $14,225,877. This was secured by collateral of $2,129,953, which was received in cash and subsequently invested in short-term investments currently value at $2,129,953 as reported in the portfolio of investments. The remaining collateral of $12,541,228 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	773,678
United States Treasury Notes/Bonds	0.13% to 6.88%	06/30/2022 to 08/15/2051	11,767,550

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$852,615,915	$1,845,580	**	$—	$854,461,495
Short-Term Investment Securities	16,443,289	—		—	16,443,289
Repurchase Agreements	—	2,316,206		—	2,316,206

Total Investments at Value	$869,059,204	$4,161,786		$—	$873,220,990

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

178

VALIC Company I Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	39.1%
Domestic Fixed Income Investment Companies	35.0
International Equity Investment Companies	13.2
Registered Investment Companies	10.6
International Fixed Income Investment Companies	2.1

100.0%

*	Calculated as a percentage of net assets

179

VALIC Company I Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 39.1%
VALIC Co. I Blue Chip Growth Fund	401,660	$6,607,305
VALIC Co. I Capital Appreciation Fund	1,987,608	38,241,575
VALIC Co. I Dividend Value Fund	501,468	6,624,396
VALIC Co. I Large Capital Growth Fund	1,966,485	36,222,651
VALIC Co. I Mid Cap Index Fund	1,551,998	40,941,716
VALIC Co. I Mid Cap Strategic Growth Fund	1,168,250	20,888,317
VALIC Co. I Mid Cap Value Fund	1,173,897	24,229,229
VALIC Co. I Nasdaq-100 Index Fund	719,866	14,440,515
VALIC Co. I Science & Technology Fund	128,215	2,923,293
VALIC Co. I Small Cap Growth Fund	523,562	7,733,016
VALIC Co. I Small Cap Index Fund	329,932	5,744,108
VALIC Co. I Small Cap Special Values Fund	345,676	4,393,542
VALIC Co. I Small Cap Value Fund	368,229	4,985,822
VALIC Co. I Stock Index Fund	2,188,513	103,932,460
VALIC Co. I Systematic Core Fund	578,100	14,770,463
VALIC Co. I Systematic Value Fund	5,850,084	76,109,591

Total Domestic Equity Investment Companies
(cost $405,688,628)		408,787,999

Domestic Fixed Income Investment Companies — 35.0%
VALIC Co. I Core Bond Fund	27,714,838	281,305,607
VALIC Co. I Government Securities Fund	1,102,359	10,792,099
VALIC Co. I High Yield Bond Fund	3,284,093	23,087,172
VALIC Co. I Inflation Protected Fund	4,585,891	50,536,520

Total Domestic Fixed Income Investment Companies
(cost $403,729,468)		365,721,398

International Equity Investment Companies — 13.2%
VALIC Co. I Emerging Economies Fund	1,549,061	11,230,694
VALIC Co. I Global Real Estate Fund	2,676,596	20,261,834
VALIC Co. I International Equities Index Fund	7,360,608	53,585,227

Security Description	Shares	Value (Note 2)

International Equity Investment Companies (continued)
VALIC Co. I International Growth Fund	217,454	$2,572,485
VALIC Co. I International Opportunities Fund	2,079,382	33,311,702
VALIC Co. I International Value Fund	1,694,354	16,774,105

Total International Equity Investment Companies
(cost $147,873,191)		137,736,047

International Fixed Income Investment Companies — 2.1%
VALIC Co. I International Government Bond Fund (cost $24,741,222)	2,116,093	22,007,368

Total Long-Term Investment Securities
(cost $982,032,509)		934,252,812

SHORT-TERM INVESTMENT SECURITIES — 10.6%
Registered Investment Companies — 10.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class(2) (cost $111,169,754)	111,169,754	111,169,754

TOTAL INVESTMENTS
(cost $1,093,202,263)(3)	100.0%	1,045,422,566
Liabilities in excess of other assets	(0.0)	(184,620)

NET ASSETS	100.0%	$1,045,237,946

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of May 31, 2022 is 0.74%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$934,252,812	$—	$—	$934,252,812
Short-Term Investment Securities	111,169,754	—	—	111,169,754

	$1,045,422,566	$—	$—	$1,045,422,566

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

180

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Computers	12.0%
Applications Software	11.0
Electronic Components — Semiconductors	10.9
Web Portals/ISP	7.2
E-Commerce/Products	6.7
Medical — Biomedical/Gene	4.2
Auto — Cars/Light Trucks	4.1
Internet Content — Entertainment	4.0
Repurchase Agreements	3.8
Beverages — Non-alcoholic	2.7
Cable/Satellite TV	2.6
Semiconductor Components — Integrated Circuits	2.5
Semiconductor Equipment	2.3
Retail — Discount	2.0
E-Commerce/Services	1.6
Electronic Forms	1.6
Commercial Services — Finance	1.6
Networking Products	1.5
Cellular Telecom	1.4
Computer Aided Design	1.3
Electric — Integrated	1.2
Instruments — Controls	1.1
Data Processing/Management	1.0
Entertainment Software	1.0
Computer Data Security	0.8
Retail — Restaurants	0.7
Food — Confectionery	0.7
Medical Instruments	0.7
Transport — Rail	0.6
Retail — Apparel/Shoe	0.5
Registered Investment Companies	0.5
Distribution/Wholesale	0.5
Hotels/Motels	0.5
Enterprise Software/Service	0.5
U.S. Government Treasuries	0.4
Internet Security	0.4
Food — Misc./Diversified	0.4
Retail — Auto Parts	0.4
Computer Software	0.3
Commercial Services	0.3
Computer Services	0.3
Medical — Drugs	0.3
Retail — Drug Store	0.3
Diagnostic Kits	0.3
Auto — Heavy Duty Trucks	0.2
Transport — Truck	0.2
Drug Delivery Systems	0.2
Consulting Services	0.2
Communications Software	0.2
Medical Products	0.2
Electric — Generation	0.2
Web Hosting/Design	0.2
Internet Application Software	0.1

100.4%

*	Calculated as a percentage of net assets

181

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.7%
Applications Software — 11.0%
Intuit, Inc.	17,231	$7,141,560
Microsoft Corp.	274,962	74,753,919

		81,895,479

Auto - Cars/Light Trucks — 4.1%
Lucid Group, Inc.†#	100,600	2,030,108
Tesla, Inc.†	37,906	28,742,604

		30,772,712

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	21,150	1,836,666

Beverages - Non-alcoholic — 2.7%
Keurig Dr Pepper, Inc.	86,294	2,997,854
Monster Beverage Corp.†	32,211	2,870,644
PepsiCo, Inc.	84,182	14,121,530

		19,990,028

Cable/Satellite TV — 2.6%
Charter Communications, Inc., Class A†	10,511	5,328,341
Comcast Corp., Class A	275,270	12,188,956
Sirius XM Holdings, Inc.#	240,230	1,537,472

		19,054,769

Cellular Telecom — 1.4%
T-Mobile US, Inc.†	76,019	10,132,572

Commercial Services — 0.3%
Cintas Corp.	6,312	2,514,259

Commercial Services - Finance — 1.6%
Automatic Data Processing, Inc.	25,560	5,698,346
PayPal Holdings, Inc.†	70,890	6,040,537

		11,738,883

Communications Software — 0.2%
Zoom Video Communications, Inc., Class A†	14,740	1,583,813

Computer Aided Design — 1.3%
ANSYS, Inc.†	5,308	1,381,991
Autodesk, Inc.†	13,385	2,780,734
Cadence Design Systems, Inc.†	16,876	2,594,347
Synopsys, Inc.†	9,316	2,973,667

		9,730,739

Computer Data Security — 0.8%
Crowdstrike Holdings, Inc., Class A†	12,669	2,026,913
Fortinet, Inc.†	9,786	2,878,454
Zscaler, Inc.†	8,524	1,304,939

		6,210,306

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A	31,918	2,384,275

Computer Software — 0.3%
Datadog, Inc., Class A†	16,082	1,534,062
Splunk, Inc.†	9,662	990,935

		2,524,997

Computers — 12.0%
Apple, Inc.	598,546	89,087,587

Consulting Services — 0.2%
Verisk Analytics, Inc.	9,814	1,716,665

Data Processing/Management — 1.0%
DocuSign, Inc.†	12,041	1,010,360
Fiserv, Inc.†	39,686	3,975,744
Paychex, Inc.	21,952	2,718,316

		7,704,420

Security Description	Shares	Value (Note 2)

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	5,127	$2,007,836

Distribution/Wholesale — 0.5%
Copart, Inc.†	14,433	1,653,012
Fastenal Co.	35,022	1,875,778

		3,528,790

Drug Delivery Systems — 0.2%
DexCom, Inc.†	5,906	1,759,634

E-Commerce/Products — 6.7%
Amazon.com, Inc.†	18,663	44,869,398
eBay, Inc.	35,751	1,740,001
JD.com, Inc. ADR	36,293	2,036,763
Pinduoduo, Inc. ADR†	26,927	1,355,775

		50,001,937

E-Commerce/Services — 1.6%
Airbnb, Inc., Class A†	22,585	2,729,849
Booking Holdings, Inc.†	2,488	5,581,977
Match Group, Inc.†	17,351	1,366,912
MercadoLibre, Inc.†	3,068	2,411,080

		12,089,818

Electric - Generation — 0.2%
Constellation Energy Corp.	19,864	1,233,157

Electric - Integrated — 1.2%
American Electric Power Co., Inc.	30,681	3,130,383
Exelon Corp.	59,641	2,931,355
Xcel Energy, Inc.	33,115	2,494,884

		8,556,622

Electronic Components - Semiconductors — 10.9%
Advanced Micro Devices, Inc.†	99,024	10,086,585
Broadcom, Inc.	24,925	14,459,740
Intel Corp.	247,779	11,006,343
Marvell Technology, Inc.	51,345	3,037,057
Microchip Technology, Inc.	33,832	2,457,895
Micron Technology, Inc.	68,138	5,031,310
NVIDIA Corp.	129,041	24,094,535
Skyworks Solutions, Inc.	9,980	1,086,522
Texas Instruments, Inc.	56,197	9,933,382

		81,193,369

Electronic Forms — 1.6%
Adobe, Inc.†	28,742	11,970,468

Enterprise Software/Service — 0.5%
Atlassian Corp. PLC, Class A†	8,589	1,523,002
Workday, Inc., Class A†	11,927	1,864,190

		3,387,192

Entertainment Software — 1.0%
Activision Blizzard, Inc.	47,416	3,692,758
Electronic Arts, Inc.	17,112	2,372,579
NetEase, Inc. ADR	12,747	1,322,246

		7,387,583

Food - Confectionery — 0.7%
Mondelez International, Inc., Class A	84,479	5,369,485

Food - Misc./Diversified — 0.4%
Kraft Heinz Co.	74,464	2,816,973

Hotels/Motels — 0.5%
Marriott International, Inc., Class A	19,856	3,406,892

Instruments - Controls — 1.1%
Honeywell International, Inc.	41,732	8,080,150

182

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Application Software — 0.1%
Okta, Inc.†	9,038	$750,606

Internet Content - Entertainment — 4.0%
Meta Platforms, Inc., Class A†	126,814	24,556,263
Netflix, Inc.†	27,015	5,333,842

		29,890,105

Internet Security — 0.4%
Palo Alto Networks, Inc.†	5,993	3,013,161

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	21,769	4,955,495

Medical Products — 0.2%
Align Technology, Inc.†	4,795	1,331,284

Medical - Biomedical/Gene — 4.2%
Amgen, Inc.	33,895	8,702,202
Biogen, Inc.†	8,943	1,788,600
Gilead Sciences, Inc.	76,298	4,947,925
Illumina, Inc.†	9,553	2,287,753
Moderna, Inc.†	24,515	3,562,765
Regeneron Pharmaceuticals, Inc.†	6,494	4,316,822
Seagen, Inc.†	11,174	1,516,088
Vertex Pharmaceuticals, Inc.†	15,491	4,161,657

		31,283,812

Medical - Drugs — 0.3%
AstraZeneca PLC ADR	34,712	2,307,654

Networking Products — 1.5%
Cisco Systems, Inc.	252,779	11,387,694

Retail - Apparel/Shoe — 0.5%
Lululemon Athletica, Inc.†	7,512	2,198,687
Ross Stores, Inc.	21,500	1,827,930

		4,026,617

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	4,053	2,582,450

Retail - Discount — 2.0%
Costco Wholesale Corp.	26,983	12,580,014
Dollar Tree, Inc.†	13,688	2,194,597

		14,774,611

Retail - Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	52,530	2,302,390

Retail - Restaurants — 0.7%
Starbucks Corp.	69,995	5,494,607

Semiconductor Components - Integrated Circuits — 2.5%
Analog Devices, Inc.	31,843	5,362,361
NXP Semiconductors NV	15,975	3,031,416
QUALCOMM, Inc.	68,577	9,821,598

		18,215,375

Semiconductor Equipment — 2.3%
Applied Materials, Inc.	53,754	6,304,807
ASML Holding NV	5,045	2,907,383
KLA Corp.	9,171	3,346,039
Lam Research Corp.	8,489	4,414,535

		16,972,764

Transport - Rail — 0.6%
CSX Corp.	133,467	4,242,916

Transport - Truck — 0.2%
Old Dominion Freight Line, Inc.	6,989	1,804,839

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 0.2%
VeriSign, Inc.†	6,704	$1,170,183

Web Portals/ISP — 7.2%
Alphabet, Inc., Class A†	11,031	25,098,172
Alphabet, Inc., Class C†	11,577	26,404,590
Baidu, Inc. ADR†	14,711	2,064,689

		53,567,451

Total Long-Term Investment Securities
(cost $299,082,956)		711,742,090

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(2)	3,658,703	3,658,703

U.S. Government Treasuries — 0.4%
United States Treasury Bills 1.91% due 04/20/2023(3)	$3,500,000	3,440,138

Total Short-Term Investment Securities
(cost $7,098,645)		7,098,841

REPURCHASE AGREEMENTS — 3.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $28,129,332 and collateralized by $31,323,800 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an approximate value of $28,691,880 (cost $28,129,286)	28,129,286	28,129,286

TOTAL INVESTMENTS
(cost $334,310,887)(4)	100.4%	746,970,217
Liabilities in excess of other assets	(0.4)	(3,169,592)

NET ASSETS	100.0%	$743,800,625

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2022.
(2)

At May 31, 2022, the Fund had loaned securities with a total value of $3,567,580. This was secured by collateral of $3,658,703, which was received in cash and subsequently invested in short-term investments currently valued at $3,658,703 as reported in the Portfolio of Investments.

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

183

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
126	Long	NASDAQ 100 E-Mini Index	June 2022	$33,908,405	$31,869,180	$(2,039,225)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$711,742,090	$—	$—	$711,742,090
Short-Term Investment Securities:
Registered Investment Companies	3,658,703	—	—	3,658,703
U.S Government Treasuries	—	3,440,138	—	3,440,138
Repurchase Agreements	—	28,129,286	—	28,129,286

Total Investments at Value	$715,400,793	$31,569,424	$—	$746,970,217

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,039,225	$—	$—	$2,039,225

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

184

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Electronic Components — Semiconductors	12.7%
Applications Software	10.1
E-Commerce/Products	9.0
Web Portals/ISP	7.3
E-Commerce/Services	6.0
Enterprise Software/Service	5.9
Semiconductor Equipment	3.7
Finance — Credit Card	3.6
Internet Content — Entertainment	3.4
Computer Data Security	3.4
Commercial Services — Finance	3.3
Computers	2.7
Computer Software	2.5
Internet Security	2.4
Semiconductor Components — Integrated Circuits	2.4
Computers — Memory Devices	2.3
Computer Services	2.1
Communications Software	1.3
Electronic Components — Misc.	1.2
Registered Investment Companies	1.2
Networking Products	1.1
Retail — Apparel/Shoe	1.0
Entertainment Software	1.0
Internet Infrastructure Software	1.0
Auto — Cars/Light Trucks	0.9
Advertising Services	0.7
Internet Content — Information/News	0.6
Cable/Satellite TV	0.6
Medical Labs & Testing Services	0.5
Medical — Biomedical/Gene	0.4
Data Processing/Management	0.4
Electric Products — Misc.	0.3
Medical Information Systems	0.3
Web Hosting/Design	0.3
Internet Application Software	0.2
Retail — Catalog Shopping	0.2
Industrial Automated/Robotic	0.2
Wireless Equipment	0.2
Apparel Manufacturers	0.2
Theaters	0.2
Computer Aided Design	0.1
Real Estate Management/Services	0.1
Finance — Other Services	0.1
Schools	0.1
Machinery — Electrical	0.1
Medical — Wholesale Drug Distribution	0.1

97.4%

*	Calculated as a percentage of net assets

185

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.7%
Advertising Services — 0.7%
Trade Desk, Inc., Class A†	262,025	$13,638,401

Apparel Manufacturers — 0.2%
boohoo Group PLC†	3,545,546	3,830,646

Applications Software — 10.0%
Asana, Inc., Class A†#	36,795	799,923
Aspen Technology, Inc.†	42,499	8,223,132
Five9, Inc.†	35,455	3,428,853
Intuit, Inc.	5,607	2,323,877
Microsoft Corp.	655,444	178,195,560
Procore Technologies, Inc.†	3,440	156,520
ServiceNow, Inc.†	20,635	9,646,244
Smartsheet, Inc., Class A†	126,585	4,512,755
TeamViewer AG†*	274,199	3,833,416

		211,120,280

Auto - Cars/Light Trucks — 0.6%
Rivian Automotive, Inc., Class A†	40,082	1,258,575
Tesla, Inc.†	15,350	11,639,291

		12,897,866

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	298,610	13,222,451

Commercial Services - Finance — 3.3%
Adyen NV†#*	1,405	2,188,003
Automatic Data Processing, Inc.	4,605	1,026,639
Block, Inc., Class A†	114,066	9,981,916
FleetCor Technologies, Inc.†	53,335	13,270,281
Global Payments, Inc.	192,815	25,266,477
PayPal Holdings, Inc.†	56,980	4,855,266
WEX, Inc.†	73,570	12,527,499

		69,116,081

Communications Software — 1.3%
Zoom Video Communications, Inc., Class A†	254,778	27,375,896

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	20,010	1,099,750
Cadence Design Systems, Inc.†	12,430	1,910,864

		3,010,614

Computer Data Security — 3.4%
Crowdstrike Holdings, Inc., Class A†	148,725	23,794,513
ForgeRock, Inc., Class A†	26,591	509,484
Fortinet, Inc.†	67,509	19,857,097
KnowBe4, Inc., Class A†	169,835	3,019,666
Rapid7, Inc.†	42,669	3,023,952
Varonis Systems, Inc.†	102,075	3,375,620
Zscaler, Inc.†	118,380	18,122,794

		71,703,126

Computer Services — 2.1%
Accenture PLC, Class A	42,700	12,744,242
DXC Technology Co.†	361,505	12,732,206
Genpact, Ltd.	269,497	11,957,582
Infosys, Ltd. ADR	79,285	1,495,315
Leidos Holdings, Inc.	60,338	6,305,321

		45,234,666

Computer Software — 2.5%
Datadog, Inc., Class A†	131,065	12,502,290
HashiCorp, Inc., Class A†#	176,918	6,195,668
MongoDB, Inc.†	92,456	21,925,941
SentinelOne, Inc., Class A†	123,000	2,926,170
Snowflake, Inc., Class A†	31,536	4,025,570

Security Description	Shares	Value (Note 2)

Computer Software (continued)
ZoomInfo Technologies, Inc.†	102,830	$4,153,304

		51,728,943

Computers — 2.7%
Apple, Inc.	386,665	57,551,219

Computers - Memory Devices — 2.3%
Pure Storage, Inc., Class A†	1,286,641	30,531,991
Seagate Technology Holdings PLC	203,960	17,269,293

		47,801,284

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	36,440	3,807,980
Fiserv, Inc.†	36,880	3,694,638

		7,502,618

E-Commerce/Products — 9.0%
Alibaba Group Holding, Ltd. ADR†	295,964	28,427,342
Amazon.com, Inc.†	58,297	140,157,064
Coupang, Inc.†#	222,272	3,002,895
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR†#	264,176	353,996
Etsy, Inc.†	201,133	16,315,909
Wayfair, Inc., Class A†#	24,785	1,471,981

		189,729,187

E-Commerce/Services — 5.8%
Airbnb, Inc., Class A†	116,193	14,044,248
Auto1 Group SE†*	346,566	3,710,405
Booking Holdings, Inc.†	10,814	24,261,858
Cargurus, Inc.†	243,534	6,166,281
Delivery Hero SE†*	341,282	13,099,658
DoorDash, Inc., Class A†	54,110	4,161,600
Kanzhun, Ltd. ADR†	84,630	1,711,219
Lyft, Inc., Class A†	131,425	2,323,594
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	37,442
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	717,045
MercadoLibre, Inc.†	1,740	1,367,431
Opendoor Technologies, Inc.†#	343,500	2,483,505
Tongcheng Travel Holdings, Ltd.†	3,235,800	6,132,894
Trainline PLC†*	2,037,359	8,196,127
Trip.com Group, Ltd. ADR†	1,408,545	31,072,503
Uber Technologies, Inc.†	77,265	1,792,548

		121,278,358

Electric Products - Misc. — 0.3%
Emerson Electric Co.	74,665	6,619,799

Electronic Components - Misc. — 1.2%
Flex, Ltd.†	952,380	16,257,127
Hoya Corp.	93,700	10,001,938

		26,259,065

Electronic Components - Semiconductors — 12.7%
Advanced Micro Devices, Inc.†	405,678	41,322,361
Broadcom, Inc.	34,675	20,116,008
Infineon Technologies AG	203,305	6,316,717
Marvell Technology, Inc.	531,290	31,425,804
Microchip Technology, Inc.	41,495	3,014,612
Micron Technology, Inc.	502,160	37,079,494
Monolithic Power Systems, Inc.	2,280	1,026,889
NVIDIA Corp.	182,010	33,984,907
ON Semiconductor Corp.†	471,380	28,603,338
Samsung Electronics Co., Ltd.	234,420	12,765,794
SK Hynix, Inc.	170,274	14,801,645

186

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
STMicroelectronics NV	31,075	$1,243,481
Texas Instruments, Inc.	190,460	33,665,710
Wolfspeed, Inc.†	18,995	1,428,994

		266,795,754

Enterprise Software/Service — 5.9%
Alteryx, Inc., Class A†	18,025	1,003,091
Atlassian Corp. PLC, Class A†	31,355	5,559,868
Avalara, Inc.†	24,726	2,093,550
Ceridian HCM Holding, Inc.†	171,144	9,635,407
Guidewire Software, Inc.†	70,784	5,658,473
HubSpot, Inc.†	6,330	2,137,578
Oracle Corp.	45,330	3,260,134
Paycom Software, Inc.†	17,075	4,855,105
Qualtrics International, Inc., Class A†	353,674	5,022,171
salesforce.com, Inc.†	365,387	58,549,613
UiPath, Inc., Class A†	159,781	2,727,462
Veeva Systems, Inc., Class A†	37,445	6,375,386
Workday, Inc., Class A†	107,804	16,849,765

		123,727,603

Entertainment Software — 1.0%
Electronic Arts, Inc.	56,828	7,879,202
Epic Games, Inc.†(1)(2)	3,904	3,630,720
ROBLOX Corp., Class A†	288,100	8,625,714
Take-Two Interactive Software, Inc.†	9,810	1,221,639

		21,357,275

Finance - Credit Card — 3.6%
Mastercard, Inc., Class A	83,030	29,713,946
Visa, Inc., Class A	219,013	46,467,988

		76,181,934

Finance - Other Services — 0.1%
Money Forward, Inc.†	90,800	2,542,602

Industrial Automated/Robotic — 0.2%
Cognex Corp.	16,200	784,404
Nabtesco Corp.	158,100	3,753,314

		4,537,718

Internet Application Software — 0.2%
Okta, Inc.†	57,954	4,813,080

Internet Content - Entertainment — 3.4%
Meta Platforms, Inc., Class A†	285,338	55,252,850
Netflix, Inc.†	17,593	3,473,562
Pinterest, Inc., Class A†	278,781	5,478,047
Roku, Inc.†	49,394	4,687,491
Snap, Inc., Class A†	237,347	3,348,966
VK Co., Ltd. GDR†(1)	1,166,135	0

		72,240,916

Internet Content - Information/News — 0.6%
Deliveroo PLC†*	2,316,342	2,753,074
Naspers, Ltd., Class N	66,157	7,250,895
Tencent Holdings, Ltd.	72,600	3,346,049

		13,350,018

Internet Infrastructure Software — 1.0%
F5, Inc.†	124,748	20,338,914

Internet Security — 2.4%
NortonLifeLock, Inc.	172,385	4,195,851
Palo Alto Networks, Inc.†#	94,080	47,301,542

		51,497,393

Security Description	Shares	Value (Note 2)

Machinery - Electrical — 0.1%
Bloom Energy Corp., Class A†#	86,665	$1,518,371

Medical Information Systems — 0.3%
Alignment Healthcare, Inc.†#	131,699	1,406,546
Doximity, Inc., Class A†#	129,570	4,533,654

		5,940,200

Medical Labs & Testing Services — 0.1%
Ginkgo Bioworks Holdings, Inc.†#	440,922	1,358,040
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	12,842	15,402
Ginkgo Bioworks, Inc., Earnout Shares 17.50†(1)	12,842	14,081
Ginkgo Bioworks, Inc., Earnout Shares 20.00†(1)	12,842	12,958

		1,400,481

Medical - Biomedical/Gene — 0.0%
Flame Biosciences, Inc.†(1)(2)	48,560	222,891
Verily Life Sciences LLC†(1)(2)	6,986	617,143

		840,034

Medical - Drugs — 0.0%
Longboard Pharmaceuticals, Inc.†	32,938	163,372
Progenics Pharmaceuticals, Inc. CVR†#(1)	54,000	57,159

		220,531

Medical - HMO — 0.0%
Bright Health Group, Inc.†#	181,044	307,775

Networking Products — 1.1%
Arista Networks, Inc.†	160,826	16,449,283
Nokia Oyj ADR	1,497,737	7,503,663

		23,952,946

Real Estate Management/Services — 0.1%
KE Holdings, Inc. ADR†	194,000	2,599,600

Retail - Apparel/Shoe — 1.0%
Zalando SE†*	530,125	21,529,116

Retail - Catalog Shopping — 0.2%
Warby Parker, Inc., Class A†	283,083	4,806,749

Schools — 0.1%
New Oriental Education & Technology Group, Inc. ADR†	138,795	1,812,663

Semiconductor Components - Integrated Circuits — 2.4%
Analog Devices, Inc.	8,470	1,426,348
NXP Semiconductors NV	46,670	8,856,099
QUALCOMM, Inc.	106,749	15,288,592
Taiwan Semiconductor Manufacturing Co., Ltd.	328,000	6,289,450
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	191,215	18,222,789

		50,083,278

Semiconductor Equipment — 3.7%
Applied Materials, Inc.	111,390	13,064,933
ASML Holding NV	2,485	1,432,081
BE Semiconductor Industries NV	79,895	4,896,251
KLA Corp.	66,348	24,207,068
Lam Research Corp.	18,073	9,398,502
Teradyne, Inc.	148,037	16,174,522
Tokyo Electron, Ltd.	20,500	9,387,999

		78,561,356

Theaters — 0.2%
CTS Eventim AG & Co. KGaA†	58,724	3,765,834

Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†	69,115	5,187,081

187

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP — 7.3%
Alphabet, Inc., Class A†	22,865	$52,023,363
Alphabet, Inc., Class C†	36,430	83,088,815
Baidu, Inc. ADR†	132,521	18,599,322

		153,711,500

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	6,910	1,518,403
Samsung SDI Co., Ltd.	5,580	2,578,496

		4,096,899

Total Common Stocks
(cost $2,367,669,359)		1,997,338,121

CONVERTIBLE PREFERRED SECURITIES — 1.4%
Applications Software — 0.1%
Color Health, Inc. Series D-1†(1)(2)	26,210	2,620,188

Auto - Cars/Light Trucks — 0.3%
GM Cruise Holdings, LLC, Class F†(1)(2)	89,700	2,601,300
Waymo LLC Series A-2†(1)(2)	21,059	1,931,573
Waymo LLC Series B-2†(1)(2)	10,055	922,265

		5,455,138

E-Commerce/Services — 0.2%
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	1,478,333
Rappi, Inc., Series E†(1)(2)	39,184	2,019,152
Rappi, Inc. Series F†(1)(2)	14,609	752,802

		4,250,287

Health Care Providers & Services — 0.0%
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	109,150
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	93,232
PrognomIQ, Inc. Series B†(1)(2)	216,177	661,502

		863,884

IT Services — 0.0%
Mesosphere, Inc. Series D†(1)(2)	151,129	101,256

Medical Instruments — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	379,881
Reflexion Medical, Inc. Series D†(1)(2)	67,040	158,921

		538,802

Medical Labs & Testing Services — 0.4%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	713,517
Freenome Holdings, Inc. Series C†(1)(2)	53,807	405,828
Tempus Labs, Inc. Series D†(1)(2)	60,677	3,422,790
Tempus Labs, Inc. Series E†(1)(2)	39,722	2,297,520
Tempus Labs, Inc. Series F†(1)(2)	10,551	618,078
Tempus Labs, Inc. Series G†(1)(2)	6,661	394,731

		7,852,464

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical Products — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	$550,994

Medical - Biomedical/Gene — 0.3%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	1,433,854
National Resilience, Inc. Series B†(1)(2)	69,360	4,212,233

		5,646,087

Medical - Wholesale Drug Distribution — 0.1%
Insitro, Inc. Series B†(1)(2)	52,029	951,668

Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	570,718

Total Convertible Preferred Securities
(cost $17,272,432)		29,401,486

ESCROWS AND LITIGATION TRUSTS—0.1%
Acerta Pharma B.V.†(1)	1,007,213	883,326
Exact Sciences CMO Milestone†(1)	216,096	133,980
Exact Sciences Expense Fund†(1)	220	198
Exact Sciences FDA Milestone†(1)	108,048	66,990

Total Escrows and Litigation Trusts
(cost $1,007,213)		1,084,494

Total Long-Term Investment Securities
(cost $2,385,949,004)		2,027,824,101

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%(3)	500,007	500,007
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(3)(4)	13,856,489	13,856,489
T. Rowe Price Government Reserve Fund 0.66%(3)	11,627,951	11,627,951

Total Short-Term Investment Securities
(cost $25,984,447)		25,984,447

REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06 % dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $830,989 and collateralized by $925,400 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an approximate value of $847,645 (cost $830,988)	$830,988	830,988

TOTAL INVESTMENTS
(cost $2,412,764,439)(5)	97.4%	2,054,639,536
Other assets less liabilities	2.6	54,227,127

NET ASSETS	100.0%	$2,108,866,663

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2022, the aggregate value of these securities was $55,309,799 representing 2.6% of net assets.

188

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Epic Games, Inc.	06/18/2020	2,883	$1,657,725
	03/29/2021	1,021	903,585

		3,904	2,561,310	$3,630,720	$930.00	0.17%

Flame Biosciences, Inc.	09/28/2020	48,560	318,068	222,891	4.59	0.01
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233	37,442	71.59	0.00
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080	717,045	71.59	0.03
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	617,143	88.34	0.03
Convertible Preferred Securities

Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	1,433,854	6.58	0.07
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	2,620,188	99.97	0.12
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	713,517	7.54	0.03
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	405,828	7.54	0.02
GM Cruise Holdings, LLC Class F	05/07/2019	89,700	1,637,025	2,601,300	29.00	0.12
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	570,718	3.16	0.03
Insitro, Inc. Series B	05/21/2020	52,029	324,177	951,668	18.29	0.05
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	550,994	1.02	0.03
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	20,650	993,098	1,478,333	71.59	0.07
Mesophere, Inc. Series D	05/04/2018	151,129	1,670,656	101,256	0.67	0.00
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	4,212,233	60.73	0.20
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	81,510	109,150	3.06	0.01
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	69,623	93,232	3.06	0.00
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	661,502	3.06	0.03
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	2,019,152	51.53	0.10
Rappi, Inc. Series F	07/08/2021	14,609	941,158	752,802	51.53	0.04
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	379,881	2.37	0.02
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,808	158,921	2.37	0.01

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Tempus Labs, Inc. Series D	03/16/2018	60,677	$568,780	$3,422,790	$56.41	0.16%
Tempus Labs, Inc. Series E	08/23/2018	39,722	665,058	2,297,520	57.84	0.11
Tempus Labs, Inc. Series F	04/30/2019	10,551	261,239	618,078	58.58	0.03
Tempus Labs, Inc. Series G	02/06/2020	6,661	255,465	394,731	59.26	0.02
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,931,573	91.72	0.09
Waymo LLC Series B-2	06/11/2021	10,055	922,265	922,265	91.72	0.04

				$34,626,727		1.64%

(3)	The rate shown is the 7-day yield as of May 31, 2022.
(4)

At May 31, 2022, the Fund had loaned securities with a total value of $24,187,921. This was secured by collateral of $13,856,489 which was received in cash and subsequently invested in short-term investments currently valued at of $13,856,489 as reported in the Portfolio of Investments. Additional collateral of $11,992,513 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31 , 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	$214,335
United States Treasury Notes/Bonds	0.13% to 6.88%	06/30/2022 to 02/15/2052	11,778,178

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

GDR—Global Depositary Receipt

189

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$89,384,787	$31,139,084	**	$754,487	$121,278,358
Entertainment Software	17,726,555	—		3,630,720	21,357,275
Internet Content-Entertainment	72,240,916	—		0	72,240,916
Medical Labs & Testing Services	1,358,040	—		42,441	1,400,481
Medical-Biomedical/Gene	—	—		840,034	840,034
Medical-Drugs	163,372	—		57,159	220,531
Other Industries	1,656,925,806	123,074,720	**	—	1,780,000,526
Convertible Preferred Securities	—	—		29,401,486	29,401,486
Escrows and Litigation Trusts	—	—		1,084,494	1,084,494
Short-Term Investment Securities	25,984,447	—		—	25,984,447
Repurchase Agreements	—	830,988		—	830,988

Total Investments at Value	$1,863,783,923	$155,044,792		$35,810,821	$2,054,639,536

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
Balance as of May 31, 2021	$8,167,707	$38,494,347	$1,458,535
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	64,845	1,302,256
Realized Loss	—	(207,116)	—
Change in unrealized appreciation (1)	275,280	5,725,587	—
Change in unrealized depreciation (1)	(1,660,090)	(7,180,762)	(1,131,401)
Net Purchases	—	1,863,422	1,552,110
Net Sales	—	(238,817)	(2,097,006)
Transfers into Level 3	—	—	—
Transfers out of Level 3 (2)	(1,458,056)	(9,120,020)	—

Balance as of May 31, 2022	$5,324,841	$29,401,486	$1,084,494

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2022 includes:

Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
$(722,236)	$3,545,392	$(162,796)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2022.

(2)

Private Common Stock and Convertible Preferred Securities were converted to Common Stock or Common Lock-up Shares following the Companies’ Direct or IPO listings. Securities are now valued using Level 1 or Level 2 inputs.

190

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 5/31/22	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$3,630,720	Market Approach	Market Transaction Price*	$930.0000

	$0	Market Approach	Market - Last Sale	$0.8560
			Discount for Geo-political uncertainty	100%

	$222,890	Market Approach &	Market - Merger/Acquisition Est. Value	$150,000,000.00

		Cost Approach	Cost - Liquidation Est. Value	$53,000,000.00
			Cost - Sept 2020 Post Money Value	$199,700,000.00
			Discount for Uncertainty	30%

	$754,487	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			EBITDA Multiple*	22.77x
			Discount for Lack of Marketability	10.0%

	$617,143	Market Approach	Transaction Price*	$136.9300
			Sales Multiple*	12.80x
			Discount for Lack of Marketability	10.0%

	$57,159	Income Approach	Estimated Future Cash Distribution*	$1.06

	$42,441	Market Approach	Market - Earnout Probability of Additional shares*	$1.009008 - $1.199352 ($1.11)

Preferred Securities	$2,601,300	Market Approach	Contractual Floor of Announced Tender*	$29.00

	$14,281,669	Market Approach	Market Transaction Price*	$1.01584 - $99.969($56.83092)

	$1,478,334	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			EBITDA Multiple*	22.77x
			Discount for Lack of Marketability	10.0%

	$2,771,954	Market Approach	Transaction Price*	$64.4231
			Sales Multiple*	4.05x
			Gross Merchandise Volume Multiple*	0.60x
			Discount for Lack of Marketability	10.0%

	$1,433,854	Market Approach	Market Transaction Price*	$8.1000
			Sales Multiple*	5.3x
			Discount for Lack of Marketability	10.0%

	$6,733,118	Market Approach	Market Transaction Price*	$57.3069
			Sales Multiple*	13.4x
			Discount for Lack of Marketability	10.0%
			Future Dividend Payout Adjustment	1.0% - 2.0% (1.15%)

	$101,256	Market Approach	Sales Multiple*	3.4x
			Gross Profit Multiple*	4.5x
			Discount for Lack of Marketability	10.0%

Escrow and Litigation Trusts	$1,084,493	Income Approach	Estimated Future Cash Distribution*	$0.62 - $0.9000 ($0.83)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Financial Statements

191

VALIC Company I Small Cap Growth Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	11.2%
Applications Software	6.3
Enterprise Software/Service	5.5
Medical Products	3.9
Computer Services	2.6
Banks — Commercial	2.6
Machinery — General Industrial	2.4
Recreational Centers	2.3
Steel Pipe & Tube	2.2
Diversified Manufacturing Operations	2.1
Retail — Automobile	2.1
Resorts/Theme Parks	2.0
Real Estate Investment Trusts	2.0
Food — Wholesale/Distribution	2.0
Oil Companies — Exploration & Production	1.9
Building & Construction Products — Misc.	1.9
Medical — Hospitals	1.8
Retail — Restaurants	1.7
Lasers — System/Components	1.7
Retail — Pet Food & Supplies	1.6
Electronic Components — Semiconductors	1.6
Computer Data Security	1.6
E-Commerce/Services	1.5
Medical Instruments	1.4
Consumer Products — Misc.	1.4
Semiconductor Equipment	1.3
Computer Software	1.3
Tools — Hand Held	1.2
Disposable Medical Products	1.2
Food — Retail	1.2
Non-Hazardous Waste Disposal	1.2
Retail — Vision Service Center	1.2
Electric Products — Misc.	1.1
Miscellaneous Manufacturing	1.1
Investment Management/Advisor Services	1.1
Aerospace/Defense — Equipment	1.1
Transport — Truck	1.1
Machinery — Pumps	1.1
Drug Delivery Systems	1.0
Medical — Drugs	1.0
Audio/Video Products	0.9
Commercial Services — Finance	0.9
Registered Investment Companies	0.8
Casino Hotels	0.8
Telecommunication Equipment	0.8
Water Treatment Systems	0.8
Machinery — Electrical	0.7
Auto/Truck Parts & Equipment — Original	0.7
Medical — Generic Drugs	0.7
Building — Mobile Home/Manufactured Housing	0.6
Distribution/Wholesale	0.6
Medical — Outpatient/Home Medical	0.6
Diagnostic Kits	0.6
Finance — Investment Banker/Broker	0.5
Retail — Floor Coverings	0.5
Schools	0.5
Finance — Leasing Companies	0.5
Metal Processors & Fabrication	0.5
Web Hosting/Design	0.5
Energy — Alternate Sources	0.5
Commercial Services	0.4
Airlines	0.4
Software Tools	0.3
E-Commerce/Products	0.2
Physicians Practice Management	0.2
Medical Labs & Testing Services	0.2
Therapeutics	0.1
Drug Detection Systems	0.1

99.4%

*	Calculated as a percentage of net assets

192

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Aerospace/Defense - Equipment — 1.1%
Hexcel Corp.	93,853	$5,391,855

Airlines — 0.4%
Frontier Group Holdings, Inc.†	176,818	1,900,794

Applications Software — 6.2%
ACV Auctions, Inc., Class A†	228,974	1,932,541
DigitalOcean Holdings, Inc.†	126,731	6,190,809
Duck Creek Technologies, Inc.†	142,893	2,653,523
Elastic NV†	48,017	2,960,248
Five9, Inc.†	48,353	4,676,219
Global-E Online, Ltd.†#	66,964	1,290,396
JFrog, Ltd.†	121,912	2,273,659
Outset Medical, Inc.†#	154,204	3,361,647
ServiceTitan, Inc.†(1)(2)	191	18,798
Smartsheet, Inc., Class A†	114,189	4,070,838
Sprout Social, Inc., Class A†	30,399	1,548,221

		30,976,899

Audio/Video Products — 0.9%
Sonos, Inc.†	212,830	4,709,928

Auto/Truck Parts & Equipment - Original — 0.7%
Fox Factory Holding Corp.†	42,765	3,507,585

Banks - Commercial — 2.6%
First Financial Bankshares, Inc.	170,538	7,032,987
Grasshopper Bancorp, Inc.†(1)(2)	5,208	20,832
Pinnacle Financial Partners, Inc.	70,615	5,749,473

		12,803,292

Banks - Regional — 0.0%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	55,008
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	27,018

		82,026

Building & Construction Products - Misc. — 1.9%
AZEK Co., Inc.†	127,895	2,694,748
Simpson Manufacturing Co., Inc.	61,459	6,659,082

		9,353,830

Building - Mobile Home/Manufactured Housing — 0.6%
Winnebago Industries, Inc.	60,192	2,976,494

Casino Hotels — 0.8%
Boyd Gaming Corp.	68,598	4,031,504

Cellular Telecom — 0.0%
NII Holdings, Inc.†(1)	3,000	0

Chemicals - Specialty — 0.0%
Zymergen, Inc.†	103,465	146,920

Commercial Services — 0.4%
LiveRamp Holdings, Inc.†	80,926	2,071,706

Commercial Services - Finance — 0.9%
Remitly Global, Inc.†	158,341	1,733,834
Repay Holdings Corp.†	211,711	2,635,802

		4,369,636

Computer Data Security — 1.6%
CyberArk Software, Ltd.†	56,579	7,858,823

Computer Services — 2.6%
ExlService Holdings, Inc.†	37,319	5,306,389
Globant SA†	24,853	4,709,892
KBR, Inc.	61,742	3,072,282

		13,088,563

Security Description	Shares	Value (Note 2)

Computer Software — 1.2%
Checkr, Inc.†(1)(2)	5,868	$79,160
Envestnet, Inc.†	88,581	5,901,266

		5,980,426

Consumer Products - Misc. — 1.4%
Helen of Troy, Ltd.†	37,731	6,987,404

Diagnostic Kits — 0.6%
Natera, Inc.†	76,031	2,789,577

Disposable Medical Products — 1.2%
CONMED Corp.	51,926	6,038,475

Distribution/Wholesale — 0.6%
SiteOne Landscape Supply, Inc.†	22,059	2,961,862

Diversified Manufacturing Operations — 2.1%
Carlisle Cos., Inc.	19,927	5,070,027
ITT, Inc.	72,054	5,319,026

		10,389,053

Drug Delivery Systems — 1.0%
Heron Therapeutics, Inc.†#	472,122	1,558,002
Revance Therapeutics, Inc.†	264,841	3,623,025

		5,181,027

Drug Detection Systems — 0.1%
Rapid Micro Biosystems, Inc., Class A†#	111,691	559,572

E-Commerce/Products — 0.2%
Figs, Inc., Class A†	139,391	1,240,580

E-Commerce/Services — 1.4%
Bumble, Inc., Class A†	129,316	3,685,506
Eventbrite, Inc., Class A†	239,745	2,812,209
MediaAlpha, Inc., Class A†	31,425	317,393
Rover Group, Inc.† Earnout Shares $16.00(1)	8,145	310

		6,815,418

Electric Products - Misc. — 1.1%
Littelfuse, Inc.	21,202	5,728,780

Electronic Components - Semiconductors — 1.6%
Semtech Corp.†	71,118	4,557,953
Wolfspeed, Inc.†	44,266	3,330,131

		7,888,084

Energy - Alternate Sources — 0.5%
Shoals Technologies Group, Inc., Class A†	151,873	2,369,219

Enterprise Software/Service — 5.4%
Blackline, Inc.†	71,781	5,255,805
Everbridge, Inc.†	64,957	2,683,374
Evolent Health, Inc., Class A†	228,716	6,433,781
ManTech International Corp., Class A	38,310	3,664,351
New Relic, Inc.†	36,578	1,714,045
Paycor HCM, Inc.†	211,021	5,174,235
Plex Systems Holdings, Inc. (Escrow Payment)† Escrow(1)	1,134	1,100
Plex Systems Holdings, Inc. (Hold Back Payment)† Holdback Shares(1)	7,941	7,147
Vertex, Inc., Class A†	186,092	2,058,177

		26,992,015

Finance - Investment Banker/Broker — 0.5%
Evercore, Inc., Class A	23,918	2,731,436

Finance - Leasing Companies — 0.5%
Air Lease Corp.	69,472	2,612,842

193

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Retail — 1.2%
Grocery Outlet Holding Corp.†	157,301	$6,016,763

Food - Wholesale/Distribution — 2.0%
Performance Food Group Co.†	230,026	9,969,327

Investment Management/Advisor Services — 1.1%
Focus Financial Partners, Inc., Class A†	143,794	5,421,034

Lasers - System/Components — 1.7%
II-VI, Inc.†#	132,877	8,304,812

Machinery - Electrical — 0.7%
Bloom Energy Corp., Class A†#	210,339	3,685,139

Machinery - General Industrial — 2.4%
Applied Industrial Technologies, Inc.	86,459	8,940,725
Chart Industries, Inc.†	17,285	3,040,086

		11,980,811

Machinery - Pumps — 1.1%
Cactus, Inc., Class A	101,363	5,313,448

Medical Instruments — 1.4%
NuVasive, Inc.†	123,041	7,063,784

Medical Labs & Testing Services — 0.2%
Personalis, Inc.†#	189,679	751,129

Medical Products — 3.9%
iRhythm Technologies, Inc.†	60,669	8,545,229
Nevro Corp.†	51,540	2,246,113
Shockwave Medical, Inc.†	52,338	8,594,423

		19,385,765

Medical - Biomedical/Gene — 11.1%
ACADIA Pharmaceuticals, Inc.†	145,058	2,342,687
ADC Therapeutics SA†	147,519	1,009,030
Allogene Therapeutics, Inc.†	98,008	777,203
Amicus Therapeutics, Inc.†	533,907	4,068,371
Apellis Pharmaceuticals, Inc.†	69,433	2,877,998
Arrowhead Pharmaceuticals, Inc.†	115,205	3,843,239
Atara Biotherapeutics, Inc.†	294,318	1,530,454
Biohaven Pharmaceutical Holding Co., Ltd.†	55,425	7,966,235
Blueprint Medicines Corp.†	79,934	4,396,370
Cogent Biosciences, Inc. CVR†(1)	30,000	0
Fate Therapeutics, Inc.†	57,750	1,334,025
Flame Biosciences, Inc.†(1)(2)	3,800	17,442
Halozyme Therapeutics, Inc.†	230,988	10,620,828
Kronos Bio, Inc.†#	175,639	653,377
REGENXBIO, Inc.†	140,128	2,948,293
Relay Therapeutics, Inc.†	143,776	2,340,673
REVOLUTION Medicines, Inc.†	78,466	1,332,353
Sage Therapeutics, Inc.†	58,286	1,822,603
Sana Biotechnology, Inc.†#	81,754	419,398
Seer, Inc.†#	52,661	467,630
Twist Bioscience Corp.†	111,965	3,811,289
Verve Therapeutics, Inc.†	61,341	929,929

		55,509,427

Medical - Drugs — 1.0%
Alector, Inc.†	128,437	1,137,952
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	292,255	2,145,151
PMV Pharmaceuticals Inc†#	134,392	1,580,450

		4,863,553

Medical - Generic Drugs — 0.7%
Arvinas, Inc.†	78,455	3,270,789

Security Description	Shares	Value (Note 2)

Medical - Hospitals — 1.8%
Acadia Healthcare Co., Inc.†	81,354	$5,789,964
Cano Health, Inc.†	594,050	3,059,358

		8,849,322

Medical - Outpatient/Home Medical — 0.6%
Amedisys, Inc.†	24,518	2,841,881

Metal Processors & Fabrication — 0.5%
Xometry, Inc., Class A†	76,704	2,608,703

Miscellaneous Manufacturing — 1.1%
John Bean Technologies Corp.	40,297	4,906,160
Sight Sciences, Inc.†#	82,274	706,733

		5,612,893

Non-Hazardous Waste Disposal — 1.2%
Casella Waste Systems, Inc., Class A†	83,899	6,005,490

Oil Companies - Exploration & Production — 1.9%
Matador Resources Co.	152,229	9,270,746
Venture Global LNG, Inc., Series B†(1)(2)	4	23,801
Venture Global LNG, Inc., Series C†(1)(2)	59	351,060

		9,645,607

Physicians Practice Management — 0.2%
Accolade, Inc.†#	147,291	945,608

Real Estate Investment Trusts — 2.0%
CubeSmart	89,340	3,978,310
Terreno Realty Corp.	99,233	6,024,436

		10,002,746

Recreational Centers — 2.3%
Life Time Group Holdings, Inc.†	294,068	4,308,096
Planet Fitness, Inc., Class A†	104,255	7,336,425

		11,644,521

Resorts/Theme Parks — 2.0%
Marriott Vacations Worldwide Corp.	41,668	6,155,197
Six Flags Entertainment Corp.†	138,577	4,067,235

		10,222,432

Retail - Automobile — 2.1%
Lithia Motors, Inc.	13,916	4,237,005
Rush Enterprises, Inc., Class A	119,778	6,106,282

		10,343,287

Retail - Consumer Electronics — 0.0%
Zagg, Inc. CVR†(1)	20,000	6,000

Retail - Floor Coverings — 0.5%
Floor & Decor Holdings, Inc., Class A†	35,548	2,681,741

Retail - Pet Food & Supplies — 1.6%
Freshpet, Inc.†	55,859	4,020,172
Petco Health & Wellness Co., Inc.†#	254,410	4,060,384

		8,080,556

Retail - Restaurants — 1.6%
Papa John’s International, Inc.	26,870	2,364,829
Texas Roadhouse, Inc.	72,486	5,651,733

		8,016,562

Retail - Vision Service Center — 1.2%
National Vision Holdings, Inc.†	208,243	5,859,958

194

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Schools — 0.5%
Bright Horizons Family Solutions, Inc.†	29,211	$2,645,056

Semiconductor Equipment — 1.3%
MKS Instruments, Inc.	53,528	6,610,708

Software Tools — 0.3%
Digital Turbine, Inc.†	56,671	1,441,144

Steel Pipe & Tube — 2.2%
Advanced Drainage Systems, Inc.	54,632	5,982,750
Valmont Industries, Inc.	20,358	5,226,917

		11,209,667

Telecommunication Equipment — 0.8%
Ciena Corp.†	77,190	3,922,796

Therapeutics — 0.1%
G1 Therapeutics, Inc.†#	146,967	714,260

Tools - Hand Held — 1.2%
MSA Safety, Inc.	48,150	6,138,644

Transport - Truck — 1.1%
Saia, Inc.†	26,949	5,324,853

Water Treatment Systems — 0.8%
Evoqua Water Technologies Corp.†	106,681	3,796,777

Web Hosting/Design — 0.5%
Q2 Holdings, Inc.†	47,706	2,515,537

Total Common Stocks
(cost $647,445,301)		489,758,155

CONVERTIBLE PREFERRED SECURITIES — 0.6%
Applications Software — 0.1%
Convoy, Inc. Series C†(1)(2)	12,094	199,525
Convoy, Inc. Series D†(1)(2)	7,659	126,357
Haul Hub, Inc. Series B†(1)(2)	2,168	40,910
ServiceTitan, Inc. Series A1†(1)(2)	4	394
ServiceTitan, Inc. Series D†(1)(2)	1,942	191,132

		558,318

Auto Components — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	81,291

Computer Software — 0.1%
Checkr, Inc. Series C†(1)(2)	8,994	121,329
Checkr, Inc. Series D†(1)(2)	12,252	165,280

		286,609

E-Commerce/Services — 0.1%
Farmer’s Business Network, Inc. Series C†(1)(2)	8,287	515,102

Enterprise Software/Service — 0.1%
Seismic Software, Inc. Series E†(1)(2)	11,680	145,650
Seismic Software, Inc. Series F†(1)(2)	875	10,911

		156,561

Security Description	Shares/ Principal Amount	Value (Note 2)

Industrial Automated/Robotic — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	$129,952

Medical Products — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	59,775

Medical - Biomedical/Gene — 0.1%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	117,920
National Resilience, Inc. Series B†(1)(2)	5,496	333,772

		451,692

Retail - Restaurants — 0.1%
Cava Group, Inc. Series E†(1)(2)	6,606	386,187

Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	136,329

Storage/Warehousing — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	94,692

Total Convertible Preferred Securities
(cost $1,354,506)		2,856,508

WARRANTS — 0.0%
Banks - Commercial — 0.0%
Grasshopper Bancorp, Inc.†(1)(2) Expires 05/24/2024	1,009	726

Banks - Regional — 0.0%
Dogwood State Bank†(1)(2) Expires 10/12/2028	456	3,680

Total Warrants
(cost $0)		4,406

Total Long-Term Investment Securities
(cost $648,799,807)		492,619,069

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(3)(4) (cost $4,253,221)	$4,253,221	4,253,221

TOTAL INVESTMENTS
(cost $653,053,028)(5)	99.4%	496,872,290
Other assets less liabilities	0.6	3,005,414

NET ASSETS	100.0%	$499,877,704

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).

195

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Checkr, Inc.	05/21/2021	5,868	$44,688	$79,160	$13.49	0.02%
Dogwood State Bank (Non-voting Shares)	05/06/2019	3,056	30,560	55,008	18.00	0.01
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	27,018	18.00	0.01
Flame Biosciences, Inc.	09/28/2020	3,800	24,890	17,442	4.59	0.00
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	20,832	4.00	0.00

ServiceTitan, Inc.	11/09/2018	191	5,022	18,798	98.42	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	23,801	5,950.25	0.00
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	351,060	5,950.17	0.07

Convertible Preferred Securities

Caris Life Sciences, Inc., Series C	08/14/2020	17,921	49,462	117,920	6.58	0.02
Cava Group, Inc., Series E	06/23/2020	6,606	149,692	386,187	58.46	0.08
Checkr, Inc., Series C	05/21/2021	8,994	40,926	121,329	13.49	0.02
Checkr, Inc., Series D	05/21/2021	12,252	123,526	165,280	13.49	0.03
Convoy, Inc., Series C	09/14/2018	12,094	85,875	199,525	16.50	0.04
Convoy, Inc., Series D	10/30/2019	7,659	103,703	126,357	16.50	0.03
Farmer’s Business Network, Inc., Series C	11/03/2017	8,287	153,012	515,102	62.16	0.10
Flexe, Inc., Series C	11/18/2020	4,643	56,492	94,692	20.39	0.02
Haul Hub, Inc., Series B	02/14/2020	2,168	31,609	40,910	18.87	0.01
Honor Tech, Inc., Series D	10/16/2020	43,123	103,844	136,329	3.16	0.03
Kardium, Inc., Series D	01/08/2021	58,843	59,775	59,775	1.02	0.01
National Resilience, Inc., Series B	10/23/2020	5,496	75,075	333,772	60.73	0.07
Nuro, Inc., Series C	10/30/2020	6,234	81,382	129,952	20.85	0.03
Seismic Software Holdings, Inc., Series E	12/13/2018	11,680	73,632	145,650	12.47	0.03
Seismic Software Holdings, Inc., Series F	09/25/2020	875	7,692	10,911	12.47	0.00
ServiceTitan, Inc., Series A1	11/09/2018	4	105	394	98.50	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	191,132	98.42	0.04
Sila Nanotechnologies, Inc., Series F	01/07/2021	2,608	107,639	81,291	31.17	0.02

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
Dogwood State Bank
Expires 10/12/2028	05/06/2019	456	$0	$3,680	$8.07	0.00%

Grasshopper Bancorp, Inc.
Expires 05/24/2024	10/12/2018	1,009	0	726	0.72	0.00

				$3,454,033		0.69%

(3)

At May 31, 2022, the Fund had loaned securities with a total value of $20,404,422. This was secured by collateral of $4,253,221, which was received in cash and subsequently invested in short-term investments currently valued at $4,253,221 as reported in the Portfolio of Investments. Additional collateral of $17,648,796 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
Government National Mtg. Assoc.	1.00% to 1.75%	12/20/2050 to 11/20/2051	68,030
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	1,303,970
United States Treasury Notes/Bonds	0.13% to 6.88%	06/30/2022 to 11/15/2051	16,276,796

(4)	The rate shown is the 7-day yield as of May 31, 2022.
(5)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

196

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:

Investments at Value:*
Common Stocks:
Applications Software	$30,958,101	$—	$18,798	$30,976,899
Banks - Commercial	12,782,460	—	20,832	12,803,292
Banks - Regional	—	—	82,026	82,026
Cellular Telecom	—	—	0	0
Computer Software	5,901,266	—	79,160	5,980,426
E-Commerce/Services	6,815,108	—	310	6,815,418
Enterprise Software/Services	26,983,768	—	8,247	26,992,015
Medical - Biomedical/Gene	55,491,985	—	17,442	55,509,427
Medical - Drugs	4,863,553	—	0	4,863,553
Oil Companies - Exploration & Production	9,270,746	—	374,861	9,645,607
Retail - Consumer Electronics	—	—	6,000	6,000
Other Industries	336,083,492	—	—	336,083,492
Convertible Preferred Securities	—	—	2,856,508	2,856,508
Warrants	—	—	4,406	4,406
Short-Term Investment Securities	4,253,221	—	—	4,253,221

Total Investments at Value	$493,403,700	$—	$3,468,590	$496,872,290

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

197

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Banks — Commercial	8.7%
Real Estate Investment Trusts	8.1
Medical — Biomedical/Gene	5.3
Oil Companies — Exploration & Production	4.8
Registered Investment Companies	2.4
Medical Products	2.1
Enterprise Software/Service	2.1
Repurchase Agreements	1.9
Electronic Components — Semiconductors	1.8
Medical — Drugs	1.5
Chemicals — Specialty	1.3
Insurance — Property/Casualty	1.2
Electric — Integrated	1.2
Rental Auto/Equipment	1.2
Retail — Restaurants	1.1
Gas — Distribution	1.1
Machinery — General Industrial	1.1
Auto/Truck Parts & Equipment — Original	1.0
Human Resources	1.0
Electronic Components — Misc.	1.0
Computer Services	1.0
Distribution/Wholesale	0.9
Building — Residential/Commercial	0.9
Savings & Loans/Thrifts	0.9
Semiconductor Equipment	0.9
Oil — Field Services	0.9
Computer Software	0.9
Applications Software	0.8
Investment Management/Advisor Services	0.8
Commercial Services — Finance	0.8
Computer Data Security	0.7
Finance — Investment Banker/Broker	0.7
Metal Processors & Fabrication	0.6
Commercial Services	0.6
Energy — Alternate Sources	0.6
Food — Misc./Diversified	0.6
Retail — Apparel/Shoe	0.5
Finance — Consumer Loans	0.5
Building & Construction — Misc.	0.5
Food — Wholesale/Distribution	0.5
Chemicals — Diversified	0.5
Transport — Truck	0.5
Aerospace/Defense — Equipment	0.5
Schools	0.5
Medical — Hospitals	0.5
Retail — Automobile	0.5
Machinery — Pumps	0.4
Building — Heavy Construction	0.4
U.S. Government Treasuries	0.4
Medical Labs & Testing Services	0.4
Building & Construction Products — Misc.	0.4
Real Estate Management/Services	0.4
Transport — Marine	0.4
Transport — Services	0.4
Oil & Gas Drilling	0.4
Water	0.4
Medical Information Systems	0.4
Beverages — Non — alcoholic	0.4
Diversified Manufacturing Operations	0.4
Consumer Products — Misc.	0.4
Building — Mobile Home/Manufactured Housing	0.4
Engineering/R&D Services	0.4
Theaters	0.4
Building Products — Doors & Windows	0.4
Consulting Services	0.4
E — Commerce/Services	0.4
Retail — Discount	0.4
Insurance — Life/Health	0.4
Retail — Regional Department Stores	0.4

Retail — Petroleum Products	0.4
Coal	0.3
Medical — Outpatient/Home Medical	0.3
Diversified Minerals	0.3
Environmental Consulting & Engineering	0.3
Footwear & Related Apparel	0.3
Retail — Building Products	0.3
Airlines	0.3
Real Estate Operations & Development	0.3
Semiconductor Components — Integrated Circuits	0.3
Building Products — Wood	0.3
Electronic Measurement Instruments	0.3
Telecommunication Equipment	0.3
Satellite Telecom	0.3
Steel — Producers	0.3
Metal — Aluminum	0.3
Casino Services	0.3
Medical Instruments	0.3
Gambling (Non — Hotel)	0.3
Miscellaneous Manufacturing	0.3
Disposable Medical Products	0.3
Machinery — Electrical	0.3
Oil Refining & Marketing	0.3
Insurance — Reinsurance	0.3
Networking Products	0.3
Lasers — System/Components	0.3
Telecom Services	0.3
Computers — Integrated Systems	0.3
Oil Companies — Integrated	0.3
Cosmetics & Toiletries	0.3
Financial Guarantee Insurance	0.2
Pipelines	0.2
Medical — Wholesale Drug Distribution	0.2
Apparel Manufacturers	0.2
Food — Retail	0.2
Wire & Cable Products	0.2
Medical — Nursing Homes	0.2
Finance — Mortgage Loan/Banker	0.2
Internet Content — Information/News	0.2
Publishing — Newspapers	0.2
Wireless Equipment	0.2
Transport — Equipment & Leasing	0.2
Diagnostic Equipment	0.2
Water Treatment Systems	0.2
Building Products — Air & Heating	0.2
Electric Products — Misc.	0.2
Home Furnishings	0.2
Hotels/Motels	0.2
Pharmacy Services	0.2
Batteries/Battery Systems	0.2
E — Commerce/Products	0.2
Data Processing/Management	0.2
Retail — Sporting Goods	0.2
Medical Imaging Systems	0.2
Gas — Transportation	0.2
Containers — Metal/Glass	0.2
Aerospace/Defense	0.2
Machinery — Construction & Mining	0.2
Food — Baking	0.2
Independent Power Producers	0.2
Poultry	0.2
Golf	0.2
Tobacco	0.2
Retail — Misc./Diversified	0.2
Television	0.2
Vitamins & Nutrition Products	0.2
Banks — Super Regional	0.2
Office Furnishings — Original	0.2
Building — Maintenance & Services	0.2

198

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited) — (continued)

Industry Allocation* (continued)

Electric — Generation	0.2%
Protection/Safety	0.2
Transport — Air Freight	0.2
Retail — Jewelry	0.2
Audio/Video Products	0.2
Rubber — Tires	0.1
Non — Hazardous Waste Disposal	0.1
Precious Metals	0.1
Steel — Specialty	0.1
Therapeutics	0.1
Auto — Heavy Duty Trucks	0.1
Containers — Paper/Plastic	0.1
Recreational Vehicles	0.1
Medical — Generic Drugs	0.1
E — Services/Consulting	0.1
Optical Supplies	0.1
Banks — Mortgage	0.1
Agricultural Operations	0.1
Insurance Brokers	0.1
Cable/Satellite TV	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Retail — Pawn Shops	0.1
Professional Sports	0.1
Diagnostic Kits	0.1
Security Services	0.1
Finance — Commercial	0.1
Telephone — Integrated	0.1
Web Hosting/Design	0.1
Machinery — Farming	0.1
Athletic Equipment	0.1
Computers — Other	0.1
Machine Tools & Related Products	0.1
Resorts/Theme Parks	0.1
Dental Supplies & Equipment	0.1
Motion Pictures & Services	0.1
Firearms & Ammunition	0.1
Internet Connectivity Services	0.1
Computer Aided Design	0.1
Advanced Materials	0.1
Auto — Cars/Light Trucks	0.1
Linen Supply & Related Items	0.1
Oil Field Machinery & Equipment	0.1
Metal Products — Distribution	0.1
Retail — Vision Service Center	0.1
Multilevel Direct Selling	0.1
Software Tools	0.1
Identification Systems	0.1
Machinery — Thermal Process	0.1
Printing — Commercial	0.1
Non — Ferrous Metals	0.1
Insurance — Multi — line	0.1
E-Marketing/Info	0.1
Finance — Other Services	0.1
Beverages — Wine/Spirits	0.1
Drug Delivery Systems	0.1
Communications Software	0.1
Medical — HMO	0.1
Retail — Home Furnishings	0.1
Retail-Office Supplies	0.1
Appliances	0.1
Steel Pipe & Tube	0.1
Investment Companies	0.1
Filtration/Separation Products	0.1
Food-Catering	0.1
Paper & Related Products	0.1
Auto Repair Centers	0.1
Private Corrections	0.1
Quarrying	0.1
Radio	0.1

B2B/E — Commerce	0.1
Recreational Centers	0.1
Circuit Boards	0.1
Physical Therapy/Rehabilitation Centers	0.1
Gold Mining	0.1
Internet Financial Services	0.1
Industrial Audio & Video Products	0.1
Food — Confectionery	0.1
Tools — Hand Held	0.1
X-Ray Equipment	0.1
Health Care Cost Containment	0.1
Patient Monitoring Equipment	0.1
Advertising Services	0.1

102.3%

*	Calculated as a percentage of net assets

199

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.6%
Advanced Materials — 0.1%
Haynes International, Inc.	4,548	$173,961
Materion Corp.	7,553	619,195
Meta Materials, Inc.†#	75,084	144,161

		937,317

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	7,555	165,077
Clear Channel Outdoor Holdings, Inc.†	134,625	212,707

		377,784

Advertising Services — 0.1%
Advantage Solutions, Inc.†	28,318	121,767
Entravision Communications Corp., Class A	22,305	116,655
Fluent, Inc.†#	16,068	20,728
National CineMedia, Inc.#	22,279	27,403
Stagwell, Inc.†	22,859	180,815

		467,368

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	8,333	766,303
AerSale Corp.†	5,875	81,427
Kratos Defense & Security Solutions, Inc.†	45,476	655,764
National Presto Industries, Inc.	1,896	128,151

		1,631,645

Aerospace/Defense - Equipment — 0.5%
AAR Corp.†	12,607	607,910
Aerojet Rocketdyne Holdings, Inc.†	27,756	1,130,779
Astronics Corp.†	9,246	97,083
Barnes Group, Inc.	17,551	632,362
Ducommun, Inc.†	4,033	184,106
Kaman Corp.	10,242	370,863
Moog, Inc., Class A	10,729	873,233
Park Aerospace Corp.	7,242	88,208
Triumph Group, Inc.†	23,616	361,325

		4,345,869

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	3,691	243,126
Marrone Bio Innovations, Inc.†	37,530	43,910

		287,036

Agricultural Operations — 0.1%
Andersons, Inc.	11,661	438,570
AppHarvest, Inc.†#	25,860	81,718
Cadiz, Inc.†#	8,395	16,958
Fresh Del Monte Produce, Inc.	12,439	317,692
Limoneira Co.	5,815	69,373
Tejon Ranch Co.†	7,725	131,248
Vital Farms, Inc.†	9,106	90,149

		1,145,708

Airlines — 0.3%
Allegiant Travel Co.†	5,687	849,922
Frontier Group Holdings, Inc.†	12,906	138,740
Hawaiian Holdings, Inc.†	18,743	332,688
Mesa Air Group, Inc.†	12,858	39,474
SkyWest, Inc.†	18,463	497,763
Spirit Airlines, Inc.†	36,451	763,648
Sun Country Airlines Holdings, Inc.†#	11,940	282,381

		2,904,616

Apparel Manufacturers — 0.2%
Fossil Group, Inc.†	17,691	129,852
Kontoor Brands, Inc.	19,228	770,466
Oxford Industries, Inc.	5,957	543,040

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
PLBY Group, Inc.†#	10,936	$96,893
Superior Group of Cos., Inc.	4,352	78,336
Torrid Holdings, Inc.†#	6,828	39,807
Urban Outfitters, Inc.†	25,432	535,344

		2,193,738

Appliances — 0.1%
Aterian, Inc.†#	9,621	31,076
Hamilton Beach Brands Holding Co., Class A	2,752	28,401
iRobot Corp.†	9,949	473,473
Traeger, Inc.†	11,698	55,565
Weber, Inc., Class A#	7,847	60,657

		649,172

Applications Software — 0.8%
Agilysys, Inc.†	7,879	322,015
Alkami Technology, Inc.†	10,539	148,073
Appfolio, Inc., Class A†	7,066	707,872
Asana, Inc., Class A†#	27,113	589,437
AvidXchange Holdings, Inc.†	9,382	82,374
BigCommerce Holdings, Inc., Series 1†	17,934	332,317
Cerence, Inc.†	14,568	462,680
Digi International, Inc.†	12,872	284,471
DigitalOcean Holdings, Inc.†	18,811	918,917
Ebix, Inc.	9,837	286,749
Enfusion, Inc., Class A†	8,066	88,323
EngageSmart, Inc.†	5,946	124,866
EverCommerce, Inc.†	11,122	105,770
Forian, Inc.†#	6,983	21,508
GreenBox POS†#	6,775	17,818
GTY Technology Holdings, Inc.†	11,930	70,626
IBEX Holdings, Ltd.†	2,100	37,590
JFrog, Ltd.†	19,920	371,508
Kaltura, Inc.†	20,380	36,888
MeridianLink, Inc.†	8,404	149,843
Model N, Inc.†	13,399	337,119
ON24, Inc.†	10,239	124,301
Outbrain, Inc.†	9,002	55,272
Outset Medical, Inc.†	17,369	378,644
PDF Solutions, Inc.†	11,123	265,840
Phreesia, Inc.†	18,416	334,066
Porch Group, Inc.†#	28,279	116,510
Smith Micro Software, Inc.†	17,418	45,809
Society Pass, Inc.†	1,404	2,878
Sprout Social, Inc., Class A†	16,766	853,892
UserTesting, Inc.†	3,376	17,251
Viant Technology, Inc., Class A†	4,292	25,752

		7,716,979

Athletic Equipment — 0.1%
Clarus Corp.	9,807	214,871
Nautilus, Inc.†	11,284	23,696
Vista Outdoor, Inc.†	20,899	805,448

		1,044,015

Audio/Video Products — 0.2%
Daktronics, Inc.†	13,765	45,975
Snap One Holdings Corp.†	6,599	81,498
Sonos, Inc.†	47,543	1,052,127
Universal Electronics, Inc.†	4,703	126,040
VOXX International Corp.†	5,769	48,344

		1,353,984

Auto Repair Centers — 0.1%
Monro, Inc.	12,301	583,313

200

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto - Cars/Light Trucks — 0.1%
Arcimoto, Inc.†#	10,610	$42,440
Canoo, Inc.†#	39,436	132,111
Fisker, Inc.†#	60,536	628,364
Lordstown Motors Corp., Class A†#	57,534	119,095

		922,010

Auto - Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	6,431	78,522
Hyliion Holdings Corp.†	43,456	157,745
Nikola Corp.†#	84,698	597,968
REV Group, Inc.	13,033	159,915
Workhorse Group, Inc.†#	57,162	176,631
XL Fleet Corp.†	44,403	53,728

		1,224,509

Auto - Truck Trailers — 0.0%
Wabash National Corp.	18,124	278,203

Auto/Truck Parts & Equipment - Original — 1.0%
Adient PLC†	35,115	1,242,720
Aeva Technologies, Inc.†	39,172	127,309
American Axle & Manufacturing Holdings, Inc.†	41,811	339,087
Cooper-Standard Holdings, Inc.†	6,237	35,052
Dana, Inc.	53,891	892,435
Dorman Products, Inc.†	9,784	988,673
Fox Factory Holding Corp.†	15,659	1,284,351
Gentherm, Inc.†	12,329	849,961
Meritor, Inc.†	25,155	909,857
Methode Electronics, Inc.	13,718	617,996
Miller Industries, Inc.	4,112	101,484
Romeo Power, Inc.†#	36,261	28,490
Shyft Group, Inc.	12,831	284,720
Tenneco, Inc., Class A†	25,219	436,541
Titan International, Inc.†	18,935	344,806
Velodyne Lidar, Inc.†	28,372	47,949
Visteon Corp.†	10,293	1,154,978

		9,686,409

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	11,881	80,197
Douglas Dynamics, Inc.	8,373	263,080
Motorcar Parts of America, Inc.†	6,958	103,187
Standard Motor Products, Inc.	7,751	309,652
XPEL, Inc.†	6,656	343,583

		1,099,699

B2B/E - Commerce — 0.1%
ePlus, Inc.†	9,865	559,740

Banks - Commercial — 8.7%
1st Source Corp.	6,204	291,712
Alerus Financial Corp.	5,588	141,935
Allegiance Bancshares, Inc.	7,060	284,165
Amalgamated Financial Corp.	5,051	109,758
American National Bankshares, Inc.	3,873	137,918
Ameris Bancorp	24,653	1,123,930
Arrow Financial Corp.	5,122	169,692
Associated Banc-Corp	55,124	1,141,067
Atlantic Union Bankshares Corp.	27,976	986,434
BancFirst Corp.	6,367	577,678
Bancorp, Inc.†	19,397	404,039
Bank First Corp.	2,444	177,605
Bank of Marin Bancorp	5,723	188,287
Bank of N.T. Butterfield & Son, Ltd.	18,600	587,388
BankUnited, Inc.	31,722	1,321,539
Banner Corp.	12,654	735,324

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Bar Harbor Bankshares	5,475	$149,194
Blue Foundry Bancorp†	10,389	124,356
Blue Ridge Bankshares, Inc.	6,430	97,800
Bridgewater Bancshares, Inc.†	7,805	126,675
Business First Bancshares, Inc.	7,093	156,968
Byline Bancorp, Inc.	9,241	230,840
Cadence Bank	67,027	1,791,632
Cambridge Bancorp	2,530	211,255
Camden National Corp.	5,390	238,561
Capital Bancorp, Inc.	2,956	69,289
Capital City Bank Group, Inc.	4,990	136,227
Capstar Financial Holdings, Inc.	7,589	158,079
Carter Bankshares, Inc.†	9,601	141,999
Cathay General Bancorp	26,960	1,108,326
CBTX, Inc.	6,822	193,881
Central Pacific Financial Corp.	10,129	244,514
Citizens & Northern Corp.	5,665	137,886
City Holding Co.	5,534	454,286
Civista Bancshares, Inc.	5,436	116,059
CNB Financial Corp.	5,961	149,800
Coastal Financial Corp.†	3,766	148,606
Columbia Banking System, Inc.	29,033	875,345
Community Bank System, Inc.	19,850	1,310,100
Community Trust Bancorp, Inc.	5,766	242,460
ConnectOne Bancorp, Inc.	13,828	381,100
CrossFirst Bankshares, Inc.†	17,105	229,720
Customers Bancorp, Inc.†	11,312	467,186
CVB Financial Corp.	50,785	1,258,452
Dime Community Bancshares, Inc.	12,486	392,560
Eagle Bancorp, Inc.	11,728	581,240
Eastern Bankshares, Inc.	63,680	1,239,850
Enterprise Bancorp, Inc.	3,437	116,067
Enterprise Financial Services Corp.	12,853	595,222
Equity Bancshares, Inc., Class A	5,012	162,940
Farmers National Banc Corp.	11,459	177,958
FB Financial Corp.	12,349	518,905
Fidelity D&D Bancorp, Inc.#	1,488	58,627
Financial Institutions, Inc.	5,805	163,411
First Bancorp	12,732	477,068
First Bancorp, Inc.	3,838	116,176
First BanCorp/Puerto Rico	73,760	1,101,237
First Bancshares, Inc.	7,510	226,051
First Bank	5,777	82,611
First Busey Corp.	18,639	437,085
First Commonwealth Financial Corp.	34,914	489,145
First Community Bankshares, Inc.	6,175	177,840
First Financial Bancorp	34,371	721,104
First Financial Bankshares, Inc.	48,147	1,985,582
First Financial Corp.	4,172	187,657
First Foundation, Inc.	18,556	418,438
First Internet Bancorp	3,447	133,227
First Interstate BancSystem, Inc., Class A	32,484	1,236,666
First Merchants Corp.	21,240	874,238
First Mid Bancshares, Inc.	6,164	232,075
First of Long Island Corp.	8,291	157,695
Five Star Bancorp	4,620	120,259
Flagstar Bancorp, Inc.	19,324	744,554
Fulton Financial Corp.	58,933	934,088
German American Bancorp, Inc.	9,160	348,355
Glacier Bancorp, Inc.	40,859	1,977,984
Great Southern Bancorp, Inc.	3,757	222,978
Guaranty Bancshares, Inc.	2,959	107,885
Hancock Whitney Corp.	32,075	1,598,618
Hanmi Financial Corp.	11,311	263,999
HarborOne Bancorp, Inc.	17,460	249,503

201

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
HBT Financial, Inc.	3,770	$65,560
Heartland Financial USA, Inc.	14,943	660,929
Heritage Commerce Corp.	21,666	248,509
Heritage Financial Corp.	12,853	335,463
Hilltop Holdings, Inc.	22,947	688,639
Home BancShares, Inc.	56,542	1,277,284
HomeStreet, Inc.	7,247	292,127
Hope Bancorp, Inc.	42,920	625,774
Horizon Bancorp, Inc.	15,878	285,328
Independent Bank Corp.	16,984	1,414,767
Independent Bank Corp.	7,564	149,843
International Bancshares Corp.	19,933	835,791
Kearny Financial Corp.	24,380	302,556
Lakeland Bancorp, Inc.	22,681	352,009
Lakeland Financial Corp.	9,046	652,759
Live Oak Bancshares, Inc.	11,824	474,852
Luther Burbank Corp.	5,728	78,130
Macatawa Bank Corp.	9,738	90,271
Mercantile Bank Corp.	5,747	189,938
Merchants Bancorp	5,475	139,558
Meta Financial Group, Inc.	10,898	453,030
Metrocity Bankshares, Inc.	7,038	142,942
Metropolitan Bank Holding Corp.†	3,731	288,145
Mid Penn Bancorp, Inc.	5,258	144,437
Midland States Bancorp, Inc.	7,865	211,411
MidWestOne Financial Group, Inc.	5,272	160,427
MVB Financial Corp.	3,778	141,033
NBT Bancorp, Inc.	15,641	578,404
Nicolet Bankshares, Inc.†	4,503	359,610
Northrim BanCorp, Inc.	2,178	90,518
OFG Bancorp	18,188	515,448
Old National Bancorp	109,135	1,735,246
Old Second Bancorp, Inc.	10,288	157,098
Origin Bancorp, Inc.	8,293	324,090
Orrstown Financial Services, Inc.	4,041	99,328
Park National Corp.	5,337	660,240
PCSB Financial Corp.	4,638	90,858
Peapack-Gladstone Financial Corp.	6,567	221,308
Peoples Bancorp, Inc.	9,401	268,681
Peoples Financial Services Corp.	2,600	137,358
Pioneer Bancorp, Inc.†	4,306	43,448
Preferred Bank	5,025	344,263
Premier Financial Corp.	13,376	363,426
Primis Financial Corp.	8,942	120,717
Provident Bancorp, Inc.	5,616	84,352
QCR Holdings, Inc.	6,142	340,390
RBB Bancorp	5,216	111,935
Red River Bancshares, Inc.	1,651	84,779
Renasant Corp.	20,277	627,370
Republic Bancorp, Inc., Class A	3,454	158,711
Republic First Bancorp, Inc.†	16,574	67,290
S&T Bancorp, Inc.	14,369	422,592
Sandy Spring Bancorp, Inc.	16,412	695,048
Seacoast Banking Corp. of Florida	20,328	696,031
ServisFirst Bancshares, Inc.	18,508	1,542,827
Sierra Bancorp	5,205	112,688
Silvergate Capital Corp., Class A†	10,376	814,516
Simmons First National Corp., Class A	46,047	1,183,868
SmartFinancial, Inc.	5,132	132,919
South Plains Financial, Inc.	3,888	96,111
South State Corp.	28,520	2,304,986
Southern First Bancshares, Inc.†	2,759	124,431
Southside Bancshares, Inc.	11,552	465,892
Stock Yards Bancorp, Inc.	8,929	526,811
Summit Financial Group, Inc.	4,165	114,038

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Texas Capital Bancshares, Inc.†	18,800	$1,062,764
Third Coast Bancshares, Inc.†	1,507	37,434
Tompkins Financial Corp.	5,236	399,036
Towne Bank	24,898	733,993
TriCo Bancshares	10,218	463,284
TriState Capital Holdings, Inc.†	10,864	332,221
Triumph Bancorp, Inc.†	8,822	641,712
TrustCo Bank Corp.	7,004	225,599
Trustmark Corp.	22,750	661,797
UMB Financial Corp.	16,234	1,499,210
United Bankshares, Inc.	48,901	1,836,722
United Community Banks, Inc.	38,809	1,219,767
Univest Financial Corp.	10,721	284,106
Valley National Bancorp	148,499	1,887,422
Veritex Holdings, Inc.	17,633	607,633
Washington Trust Bancorp, Inc.	6,346	318,569
WesBanco, Inc.	22,413	763,387
West BanCorp, Inc.	5,959	151,657
Westamerica BanCorp	9,657	581,448

		80,184,864

Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.	10,842	1,152,613

Banks - Super Regional — 0.2%
Independent Bank Group, Inc.	13,812	1,009,381
National Bank Holdings Corp., Class A	10,657	434,273

		1,443,654

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	24,743	742,043
EnerSys	15,363	1,040,382

		1,782,425

Beverages - Non-alcoholic — 0.4%
Celsius Holdings, Inc.†#	19,992	1,341,263
Coca-Cola Consolidated, Inc.	1,743	984,743
National Beverage Corp.	8,706	432,079
NewAge, Inc.†	49,861	17,950
Primo Water Corp.	58,303	834,899
Vita Coco Co., Inc.†	4,163	51,038
Zevia PBC, Class A†	3,802	9,315

		3,671,287

Beverages - Wine/Spirits — 0.1%
Duckhorn Portfolio, Inc.†	13,298	261,306
MGP Ingredients, Inc.#	5,254	508,902

		770,208

Broadcast Services/Program — 0.0%
CuriosityStream, Inc.†	9,645	14,564
Hemisphere Media Group, Inc.†	5,999	41,153

		55,717

Building & Construction Products - Misc. — 0.4%
American Woodmark Corp.†	6,136	319,563
Caesarstone, Ltd.	8,384	76,378
Gibraltar Industries, Inc.†	12,162	507,885
Simpson Manufacturing Co., Inc.	16,152	1,750,069
Summit Materials, Inc., Class A†	44,021	1,202,214

		3,856,109

Building & Construction - Misc. — 0.5%
Comfort Systems USA, Inc.	13,217	1,185,829
Concrete Pumping Holdings, Inc.†#	9,564	51,741
EMCOR Group, Inc.	19,760	2,087,249

202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction - Misc. (continued)
IES Holdings, Inc.†	3,209	$99,126
INNOVATE Corp.†#	17,552	42,651
Latham Group, Inc.†	15,876	150,981
MYR Group, Inc.†	6,121	560,745
NV5 Global, Inc.†	4,890	602,350

		4,780,672

Building Products - Air & Heating — 0.2%
AAON, Inc.	15,546	832,955
Modine Manufacturing Co.†	18,542	219,166
SPX Corp.†	16,257	818,215

		1,870,336

Building Products - Doors & Windows — 0.4%
Apogee Enterprises, Inc.	9,046	376,314
Cornerstone Building Brands, Inc.†	20,296	498,267
Griffon Corp.	19,135	613,659
JELD-WEN Holding, Inc.†	33,918	638,676
Masonite International Corp.†	8,831	810,951
PGT Innovations, Inc.†	21,366	429,456
View, Inc.†#	36,367	46,186

		3,413,509

Building Products - Wood — 0.3%
Boise Cascade Co.	14,601	1,128,949
UFP Industries, Inc.	22,323	1,723,336

		2,852,285

Building - Heavy Construction — 0.4%
Arcosa, Inc.	17,962	949,651
Construction Partners, Inc., Class A†	14,761	339,356
Dycom Industries, Inc.†	10,916	1,016,389
Granite Construction, Inc.	16,961	553,777
Great Lakes Dredge & Dock Corp.†	24,007	352,903
Primoris Services Corp.	19,826	481,375
Sterling Construction Co., Inc.†	10,312	253,778
Tutor Perini Corp.†	15,295	155,091

		4,102,320

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	24,979	1,207,735
BrightView Holdings, Inc.†	17,593	228,709

		1,436,444

Building - Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†	3,423	760,454
LCI Industries	9,188	1,098,150
Skyline Champion Corp.†	19,475	1,034,707
Winnebago Industries, Inc.	11,992	593,004

		3,486,315

Building - Residential/Commercial — 0.9%
Beazer Homes USA, Inc.†	10,855	175,959
Century Communities, Inc.	11,130	605,138
Forestar Group, Inc.†	6,394	106,012
Green Brick Partners, Inc.†	11,396	277,151
Hovnanian Enterprises, Inc., Class A†	1,920	98,285
Installed Building Products, Inc.	8,796	840,370
KB Home	29,460	1,016,075
Landsea Homes Corp.†	3,981	28,584
LGI Homes, Inc.†	8,006	784,508
M/I Homes, Inc.†	10,593	495,223
MDC Holdings, Inc.	21,198	809,340
Meritage Homes Corp.†	13,700	1,168,747
Taylor Morrison Home Corp.†	44,357	1,285,022

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
Tri Pointe Homes, Inc.†	40,916	$862,100

		8,552,514

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	15,025	142,888
Liberty Latin America, Ltd., Class C†	57,291	544,838
WideOpenWest, Inc.†	19,430	427,071

		1,114,797

Casino Hotels — 0.0%
Century Casinos, Inc.†	10,096	88,239
Full House Resorts, Inc.†	12,127	85,374

		173,613

Casino Services — 0.3%
Accel Entertainment, Inc.†	20,877	226,098
Everi Holdings, Inc.†	31,674	566,965
Light & Wonder, Inc.†	35,649	1,882,267

		2,675,330

Cellular Telecom — 0.0%
IDT Corp., Class B†	5,376	148,163
United States Cellular Corp.†	5,681	174,463

		322,626

Chemicals - Diversified — 0.5%
AdvanSix, Inc.	10,124	469,045
Codexis, Inc.†	22,312	238,292
Innospec, Inc.	9,093	927,759
Koppers Holdings, Inc.	7,697	208,588
Orion Engineered Carbons SA	22,464	433,780
Quaker Chemical Corp.	5,000	782,000
Schweitzer-Mauduit International, Inc.	11,607	314,782
Stepan Co.	7,990	895,759
Trinseo PLC	14,428	682,300

		4,952,305

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	22,904	88,180
Unifi, Inc.†	5,174	81,801

		169,981

Chemicals - Other — 0.0%
American Vanguard Corp.	10,872	268,321

Chemicals - Specialty — 1.3%
Amyris, Inc.†#	65,550	167,153
Balchem Corp.	11,953	1,487,312
Cabot Corp.	20,803	1,572,915
Danimer Scientific, Inc.†#	33,570	147,372
Ecovyst, Inc.	22,024	226,186
GCP Applied Technologies, Inc.†	24,849	773,301
H.B. Fuller Co.	19,604	1,393,452
Hawkins, Inc.	7,123	257,568
Ingevity Corp.†	14,731	1,026,456
Minerals Technologies, Inc.	12,301	815,064
Oil-Dri Corp. of America	1,932	45,924
Rogers Corp.†	6,937	1,840,941
Sensient Technologies Corp.	15,680	1,371,059
Tronox Holdings PLC, Class A	42,488	765,209
Valhi, Inc.	893	41,417
Zymergen, Inc.†	29,717	42,198

		11,973,527

Circuit Boards — 0.1%
TTM Technologies, Inc.†	38,665	552,523

203

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Coal — 0.3%
Arch Resources, Inc.	5,605	$856,668
CONSOL Energy, Inc.†	12,698	654,709
Peabody Energy Corp.†	32,996	779,036
SunCoke Energy, Inc.	30,819	249,326
Warrior Met Coal, Inc.	19,081	641,503

		3,181,242

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	8,253	157,220

Commercial Services — 0.6%
AirSculpt Technologies, Inc.†	2,435	21,477
API Group Corp.†	74,803	1,305,312
Distribution Solutions Group, Inc.†	1,822	69,947
Emerald Holding, Inc.†#	8,732	29,252
European Wax Center, Inc., Class A	4,904	129,956
Forrester Research, Inc.†	4,183	218,896
John Wiley & Sons, Inc., Class A	15,996	847,148
LiveRamp Holdings, Inc.†	24,492	626,995
Medifast, Inc.	4,264	711,022
National Research Corp.	5,183	186,018
Progyny, Inc.†	23,888	755,100
SP Plus Corp.†	8,576	274,089
Team, Inc.†#	9,769	11,528
Transcat, Inc.†	2,649	167,920
WW International, Inc.†	19,521	138,404

		5,493,064

Commercial Services-Finance — 0.8%
Cass Information Systems, Inc.	5,132	175,104
CBIZ, Inc.†	18,169	744,202
EVERTEC, Inc.	22,452	851,829
Evo Payments, Inc., Class A†	17,562	404,804
Green Dot Corp., Class A†	19,825	571,753
HealthEquity, Inc.†	30,324	1,897,676
I3 Verticals, Inc., Class A†	7,927	184,858
Marathon Digital Holdings, Inc.†#	35,387	362,009
MoneyGram International, Inc.†	33,192	334,575
Multiplan Corp.†#	120,907	604,535
Paya Holdings, Inc.†	31,754	187,031
Priority Technology Holdings, Inc.†	4,181	21,407
Remitly Global, Inc.†	4,627	50,666
Repay Holdings Corp.†	32,109	399,757
Riot Blockchain, Inc.†#	39,853	286,543

		7,076,749

Communications Software — 0.1%
8x8, Inc.†	41,833	303,289
Avaya Holdings Corp.†	30,966	114,265
Consensus Cloud Solutions, Inc.†	5,959	286,211

		703,765

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†#	17,143	942,179

Computer Data Security — 0.7%
OneSpan, Inc.†	13,055	172,718
Ping Identity Holding Corp.†	22,531	425,836
Qualys, Inc.†	12,638	1,651,534
Rapid7, Inc.†	20,855	1,477,994
SecureWorks Corp., Class A†	3,423	40,939
Tenable Holdings, Inc.†	34,225	1,721,517
Varonis Systems, Inc.†	39,693	1,312,647

		6,803,185

Computer Services — 1.0%
Conduent, Inc.†	62,102	329,141
ExlService Holdings, Inc.†	12,174	1,731,021

Security Description	Shares	Value (Note 2)

Computer Services (continued)
Grid Dynamics Holdings, Inc.†	16,856	$303,577
Insight Enterprises, Inc.†	12,786	1,263,512
Integral Ad Science Holding Corp.†	11,943	145,466
KBR, Inc.	52,421	2,608,469
MAXIMUS, Inc.	22,736	1,475,339
Parsons Corp.†	9,757	380,913
Rimini Street, Inc.†	16,567	102,384
StarTek, Inc.†	6,239	22,460
TTEC Holdings, Inc.	6,853	462,166
Unisys Corp.†	24,334	290,305

		9,114,753

Computer Software — 0.9%
Avid Technology, Inc.†	13,402	392,544
Bandwidth, Inc., Class A†	8,562	180,144
Box, Inc., Class A†	50,638	1,322,158
Brightcove, Inc.†	15,076	106,135
CS Disco, Inc.†#	5,791	144,254
Envestnet, Inc.†	20,140	1,341,727
Rackspace Technology, Inc.†#	20,220	186,631
Simulations Plus, Inc.#	5,670	269,211
Sumo Logic, Inc.†	32,979	267,460
Upland Software, Inc.†	10,712	141,184
Veritone, Inc.†#	10,528	81,908
Verra Mobility Corp.†	56,419	899,883
Weave Communications, Inc.†	1,770	8,832
Xperi Holding Corp.	38,909	640,442
Yext, Inc.†	42,347	215,123
Ziff Davis, Inc.†	16,111	1,229,914
Zuora, Inc., Class A†	42,005	425,931

		7,853,481

Computers-Integrated Systems — 0.3%
Cantaloupe, Inc.†	21,599	113,179
Diebold Nixdorf, Inc.†#	26,675	82,959
NetScout Systems, Inc.†	26,015	893,095
PAR Technology Corp.†#	9,385	352,688
Super Micro Computer, Inc.†	16,523	827,142
Telos Corp.†	14,799	142,514

		2,411,577

Computers-Memory Devices — 0.0%
Quantum Corp.†#	21,966	41,955

Computers-Other — 0.1%
3D Systems Corp.†#	46,027	497,552
Corsair Gaming, Inc.†#	10,143	162,795
Desktop Metal, Inc., Class A†#	69,419	142,309
PlayAGS, Inc.†	10,183	59,061
Rekor Systems, Inc.†	12,536	33,471
Vuzix Corp.†#	21,753	141,395

		1,036,583

Computers-Periphery Equipment — 0.0%
iCAD, Inc.†	8,114	30,996
Mitek Systems, Inc.†	15,906	143,472

		174,468

Consulting Services — 0.4%
Acacia Research Corp.†	18,172	86,862
CRA International, Inc.	2,675	229,328
Franklin Covey Co.†	4,668	178,831
Hackett Group, Inc.	9,105	186,562
HireQuest, Inc.#	1,884	29,089
Huron Consulting Group, Inc.†	8,046	482,116
ICF International, Inc.	6,857	700,854

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consulting Services (continued)
Kelly Services, Inc., Class A	13,051	$260,498
R1 RCM, Inc.†	44,039	945,517
Sterling Check Corp.†	6,145	114,174
Vectrus, Inc.†	4,273	153,059

		3,366,890

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co.†	3,652	164,997
Central Garden & Pet Co., Class A†	14,821	627,373
Helen of Troy, Ltd.†	8,936	1,654,858
Quanex Building Products Corp.	12,419	252,603
WD-40 Co.#	5,065	956,221

		3,656,052

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	9,562	568,652
Greif, Inc., Class B	2,198	130,144
O-I Glass, Inc.†	57,721	949,510

		1,648,306

Containers - Paper/Plastic — 0.1%
Karat Packaging, Inc.†	1,699	33,351
Matthews International Corp., Class A	11,469	371,137
Pactiv Evergreen, Inc,	15,944	164,064
TriMas Corp.	16,021	451,472
UFP Technologies, Inc.†	2,566	196,170

		1,216,194

Cosmetics & Toiletries — 0.3%
Beauty Health Co.†#	32,328	461,321
e.l.f. Beauty, Inc.†	17,862	475,487
Edgewell Personal Care Co.	20,136	732,950
Honest Co., Inc.†	31,529	108,460
Inter Parfums, Inc.	6,628	489,146
Revlon, Inc., Class A†#	2,627	11,007

		2,278,371

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†#	11,374	163,331

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	16,504	1,006,909
CSG Systems International, Inc.	11,922	741,429

		1,748,338

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	31,766	1,003,488

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	12,228	7,438
Akoya Biosciences, Inc.†#	4,974	57,947
Bionano Genomics, Inc.†#	108,149	187,098
IsoPlexis Corp.†	3,117	6,608
Neogen Corp.†	39,905	1,055,886
Pacific Biosciences of California, Inc.†#	72,082	405,822
Quanterix Corp.†	11,439	192,862
Quotient, Ltd.†#	29,507	11,360
Sera Prognostics, Inc., Class A†	2,924	4,064

		1,929,085

Diagnostic Kits — 0.1%
Aspira Women’s Health, Inc.†#	26,947	15,899
Celcuity, Inc.†	3,584	23,439
DermTech, Inc.†#	8,996	59,733
Meridian Bioscience, Inc.†	15,806	434,665
OraSure Technologies, Inc.†	26,520	110,058

Security Description	Shares	Value (Note 2)

Diagnostic Kits (continued)
QuidelOrtho Corp.†	4,710	$447,586

		1,091,380

Direct Marketing — 0.0%
Quotient Technology, Inc.†	33,322	139,286

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	3,894	53,426
CONMED Corp.	10,764	1,251,746
Merit Medical Systems, Inc.†	19,027	1,168,067
Utah Medical Products, Inc.	1,270	109,398

		2,582,637

Distribution/Wholesale — 0.9%
A-Mark Precious Metals, Inc.	3,323	252,648
Avient Corp.	33,750	1,660,500
EVI Industries, Inc.†#	1,720	18,645
G-III Apparel Group, Ltd.†	16,362	410,032
Global Industrial Co.	4,720	161,754
H&E Equipment Services, Inc.	11,922	425,019
Ideanomics, Inc.†#	180,335	108,201
KAR Auction Services, Inc.†	44,798	715,424
Resideo Technologies, Inc.†	53,600	1,266,032
ScanSource, Inc.†	9,328	361,367
Titan Machinery, Inc.†	7,182	189,676
Veritiv Corp.†	5,319	773,117
VSE Corp.	3,923	152,448
WESCO International, Inc.†	16,507	2,072,949

		8,567,812

Diversified Manufacturing Operations — 0.4%
Chase Corp.	2,756	222,657
EnPro Industries, Inc.	7,654	732,947
Fabrinet†	13,706	1,190,640
Federal Signal Corp.	22,338	784,064
NL Industries, Inc.	3,103	28,486
Trinity Industries, Inc.	28,645	712,115

		3,670,909

Diversified Minerals — 0.3%
Livent Corp.†	60,067	1,909,530
MP Materials Corp.†	28,121	1,108,811
United States Lime & Minerals, Inc.	767	91,212

		3,109,553

Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	7,527	226,713

Drug Delivery Systems — 0.1%
Heron Therapeutics, Inc.†#	34,244	113,005
Oramed Pharmaceuticals, Inc.†	13,827	64,019
Revance Therapeutics, Inc.†	26,018	355,926
Senseonics Holdings, Inc.†#	160,210	185,844

		718,794

Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†#	5,883	29,474

E-Commerce/Products — 0.2%
1-800-Flowers.com, Inc., Class A†	9,880	96,429
1stdibs.com, Inc.†	7,515	42,911
aka Brands Holding Corp.†	3,536	13,932
CarParts.com, Inc.†	18,123	137,191
Lands’ End, Inc.†	5,318	61,689
Liquidity Services, Inc.†	8,569	116,196
Lulu’s Fashion Lounge Holdings, Inc.†	2,151	40,374
Overstock.com, Inc.†#	15,937	493,887

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Products (continued)
RealReal, Inc.†#	29,661	$97,288
Revolve Group, Inc.†	13,311	391,077
Solo Brands, Inc., Class A†	5,551	27,921
Stitch Fix, Inc., Class A†	30,187	255,684

		1,774,579

E-Commerce/Services — 0.4%
Cargurus, Inc.†	35,391	896,100
Cars.com, Inc.†	25,370	262,580
ChannelAdvisor Corp.†	10,939	149,317
Eventbrite, Inc., Class A†	28,338	332,405
EverQuote, Inc., Class A†	7,259	64,968
Groupon, Inc.†#	8,738	135,002
HyreCar, Inc.†	6,565	7,484
MediaAlpha, Inc., Class A†	7,862	79,406
Shutterstock, Inc.	8,675	522,235
TrueCar, Inc.†	35,336	117,669
Upwork, Inc.†	43,738	798,219

		3,365,385

E-Marketing/Info — 0.1%
comScore, Inc.†	25,953	50,089
Digital Media Solutions, Inc., Class A†	1,199	1,990
Magnite, Inc.†	48,136	529,015
QuinStreet, Inc.†	18,613	204,743

		785,837

E-Services/Consulting — 0.1%
Perficient, Inc.†	12,065	1,181,284

Educational Software — 0.0%
Genius Brands International, Inc.†#	104,618	79,510
Instructure Holdings, Inc.†	4,504	80,396
PowerSchool Holdings, Inc., Class A†	15,860	202,849

		362,755

Electric Products - Misc. — 0.2%
nLight, Inc.†	16,177	198,492
Novanta, Inc.†	13,080	1,608,317

		1,806,809

Electric - Distribution — 0.0%
Unitil Corp.	5,784	334,373
Via Renewables, Inc.#	4,443	37,632

		372,005

Electric - Generation — 0.2%
Ormat Technologies, Inc.	16,802	1,410,696
Stronghold Digital Mining, Inc., Class A†#	2,732	8,824

		1,419,520

Electric - Integrated — 1.2%
ALLETE, Inc.	19,463	1,207,095
Ameresco, Inc., Class A†	11,454	672,579
Avista Corp.	26,246	1,140,126
Black Hills Corp.	23,728	1,818,989
MGE Energy, Inc.	13,504	1,071,812
NorthWestern Corp.	20,117	1,232,569
Otter Tail Corp.	15,254	997,459
PNM Resources, Inc.	31,740	1,508,602
Portland General Electric Co.	33,368	1,643,374

		11,292,605

Electronic Components - Misc. — 1.0%
Advanced Energy Industries, Inc.	13,987	1,139,381
Atkore, Inc.†	16,631	1,811,448

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
Benchmark Electronics, Inc.	13,048	$332,594
Comtech Telecommunications Corp.	9,559	119,583
CTS Corp.	11,834	481,289
Kimball Electronics, Inc.†	8,923	169,626
Knowles Corp.†	32,646	627,456
Kopin Corp.†	28,765	31,929
MicroVision, Inc.†#	60,927	219,337
NVE Corp.	1,767	87,396
OSI Systems, Inc.†	6,175	518,206
Plexus Corp.†	10,371	879,461
Sanmina Corp.†	23,248	1,020,355
Vicor Corp.†	7,823	526,488
Vishay Intertechnology, Inc.	49,430	1,010,349

		8,974,898

Electronic Components - Semiconductors — 1.8%
Alpha & Omega Semiconductor, Ltd.†	8,013	352,011
Ambarella, Inc.†	13,099	1,116,297
Amkor Technology, Inc.	37,844	773,531
Arteris, Inc.†	1,948	18,077
Atomera, Inc.†#	7,525	91,429
AXT, Inc.†	15,005	87,779
CEVA, Inc.†	8,349	301,148
Diodes, Inc.†	16,161	1,244,559
EMCORE Corp.†	13,700	45,210
Impinj, Inc.†	7,020	328,606
Lattice Semiconductor Corp.†	50,310	2,617,126
MACOM Technology Solutions Holdings, Inc.†	18,318	998,514
Ouster, Inc.†#	47,285	104,027
Photronics, Inc.†	22,040	479,150
Rambus, Inc.†	40,212	1,009,321
Semtech Corp.†	23,976	1,536,622
Silicon Laboratories, Inc.†	14,053	2,096,146
SiTime Corp.†	5,991	1,276,083
SMART Global Holdings, Inc.†#	18,087	445,845
Synaptics, Inc.†	14,687	2,175,438

		17,096,919

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	10,826	856,770
FARO Technologies, Inc.†	6,742	217,227
Itron, Inc.†	16,770	865,500
Mesa Laboratories, Inc.	1,840	385,020
Stoneridge, Inc.†	9,670	199,975
Vishay Precision Group, Inc.†	4,608	140,083

		2,664,575

Electronic Security Devices — 0.0%
Identiv, Inc.†	7,968	101,911
Napco Security Technologies, Inc.†	10,748	210,768

		312,679

Energy - Alternate Sources — 0.6%
Advent Technologies Holdings, Inc.†#	11,834	16,094
Aemetis, Inc.†	10,021	81,270
Alto Ingredients, Inc.†	26,509	117,965
Array Technologies, Inc.†	47,346	524,594
Beam Global†#	3,259	46,571
Cleanspark, Inc.†#	14,792	87,125
Eos Energy Enterprises, Inc.†#	16,493	22,760
FuelCell Energy, Inc.†#	137,055	561,926
FutureFuel Corp.	9,580	68,880
Gevo, Inc.†	73,712	309,590
Green Plains, Inc.†	17,693	576,438

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources (continued)
Infrastructure and Energy Alternatives, Inc.†	10,167	$82,658
Renewable Energy Group, Inc.†	16,597	1,017,562
REX American Resources Corp.†	1,945	169,001
Stem, Inc.†#	42,266	365,178
Sunnova Energy International, Inc.†	31,901	638,020
SunPower Corp.†#	29,649	523,898
TPI Composites, Inc.†	13,434	185,255

		5,394,785

Engineering/R&D Services — 0.4%
908 Devices, Inc.†	7,758	107,991
Atlas Technical Consultants, Inc.†	5,484	44,859
Exponent, Inc.	19,253	1,740,279
Fluor Corp.†	52,652	1,486,366
Iteris, Inc.†	15,699	43,172
Mistras Group, Inc.†	7,403	42,864

		3,465,531

Enterprise Software/Service — 2.1%
ACI Worldwide, Inc.†	43,739	1,165,207
American Software, Inc., Class A	11,654	199,283
Appian Corp.†#	14,582	696,582
Benefitfocus, Inc.†#	9,257	84,239
Blackbaud, Inc.†	17,754	1,130,042
Blackline, Inc.†	20,095	1,471,356
BTRS Holdings ,Inc.†	35,245	175,168
Cardlytics, Inc.†	11,993	310,739
CoreCard Corp.†	2,688	63,060
Daily Journal Corp.†	448	123,567
Digimarc Corp.†#	4,722	81,502
Domo, Inc., Class B†	10,555	336,493
Donnelley Financial Solutions, Inc.†	10,919	339,690
E2open Parent Holdings, Inc.†	73,709	595,569
eGain Corp.†	7,658	69,918
Evolent Health, Inc., Class A†	29,550	831,241
HireRight Holdings Corp.†	8,313	122,617
Inseego Corp.†#	31,589	65,073
Intapp, Inc.†	5,129	101,965
LivePerson, Inc.†	24,375	409,013
ManTech International Corp., Class A	10,165	972,282
MicroStrategy, Inc., Class A†#	3,486	922,709
Momentive Global, Inc.†	49,048	597,405
PagerDuty, Inc.†	30,793	759,047
Progress Software Corp.	16,301	787,501
PROS Holdings, Inc.†	14,817	404,356
SailPoint Technologies Holding, Inc.†	33,920	2,151,885
Sapiens International Corp. NV	11,466	290,434
SPS Commerce, Inc.†	13,375	1,431,660
Verint Systems, Inc.†	23,884	1,219,039
Workiva, Inc.†	15,873	1,158,888

		19,067,530

Environmental Consulting & Engineering — 0.3%
Montrose Environmental Group, Inc.†	9,705	393,150
Tetra Tech, Inc.	19,992	2,698,320

		3,091,470

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	9,481	623,945

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28,425	1,082,140

Finance - Consumer Loans — 0.5%
Curo Group Holdings Corp.	7,805	67,904
Encore Capital Group, Inc.†	9,159	559,706
Enova International, Inc.†	13,448	424,688

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans (continued)
EZCORP, Inc., Class A†	18,508	$140,291
International Money Express, Inc.†	11,990	247,234
LendingClub Corp.†	37,168	584,281
LendingTree, Inc.†	4,308	271,878
Navient Corp.	56,049	896,784
Nelnet, Inc., Class A	6,293	532,954
Ocwen Financial Corp.†	3,029	84,751
Oportun Financial Corp.†	7,843	88,312
PRA Group, Inc.†	16,030	593,110
Regional Management Corp.	2,806	133,509
World Acceptance Corp.†#	1,568	232,174

		4,857,576

Finance - Credit Card — 0.0%
Atlanticus Holdings Corp.†	1,822	70,894

Finance - Investment Banker/Broker — 0.7%
Amerant Bancorp, Inc.	9,694	285,585
B. Riley Financial, Inc.#	7,497	407,462
Cowen, Inc., Class A#	9,779	259,535
Diamond Hill Investment Group, Inc.	1,126	210,720
Greenhill & Co., Inc.#	5,157	63,431
Houlihan Lokey, Inc.	18,938	1,627,532
Moelis & Co., Class A	22,677	1,064,005
Oppenheimer Holdings, Inc., Class A	3,423	122,235
Piper Sandler Cos.	6,486	854,790
PJT Partners, Inc., Class A	8,788	666,482
StoneX Group, Inc.†	6,377	478,721

		6,040,498

Finance - Mortgage Loan/Banker — 0.2%
Enact Holdings, Inc.	5,477	133,201
Federal Agricultural Mtg. Corp., Class C	3,390	355,984
Finance of America Cos., Inc., Class A†	6,745	16,323
Home Point Capital, Inc.#	2,712	10,712
Mr. Cooper Group, Inc.†	22,936	994,505
PennyMac Financial Services, Inc.	11,157	546,916
Velocity Financial, Inc.†#	3,179	34,810

		2,092,451

Finance - Other Services — 0.1%
BGC Partners, Inc., Class A	117,257	382,258
Flywire Corp.†	20,835	402,324

		784,582

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	17,773	249,000
NMI Holdings, Inc., Class A†	31,126	579,255
Radian Group, Inc.	66,807	1,437,018

		2,265,273

Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	5,287	61,171
AMMO, Inc.†#	32,858	145,232
Byrna Technologies, Inc.†#	6,907	55,670
Smith & Wesson Brands, Inc.	17,769	275,064
Sturm Ruger & Co., Inc.#	6,368	432,324

		969,461

Fisheries — 0.0%
AquaBounty Technologies, Inc.†	24,270	36,162

Food - Baking — 0.2%
Hostess Brands, Inc.†	51,229	1,088,616
Krispy Kreme, Inc.	31,554	467,631

		1,556,247

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Canned — 0.0%
Seneca Foods Corp., Class A†	2,198	$124,956

Food - Catering — 0.1%
Healthcare Services Group, Inc.	27,788	477,120
Sovos Brands, Inc.†	9,537	134,662

		611,782

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.	5,838	193,063
Utz Brands, Inc.#	22,168	310,352

		503,415

Food - Meat Products — 0.0%
Nathan’s Famous, Inc.	1,055	53,858

Food - Misc./Diversified — 0.6%
B&G Foods, Inc.	23,745	536,874
Cal-Maine Foods, Inc.	15,133	722,298
J&J Snack Foods Corp.	5,466	700,850
John B. Sanfilippo & Son, Inc.	3,291	251,367
Lancaster Colony Corp.	7,038	857,932
Simply Good Foods Co.†	31,561	1,261,178
Tattooed Chef, Inc.†	17,510	126,772
TreeHouse Foods, Inc.†	19,275	792,588
Whole Earth Brands, Inc.†	13,852	94,748

		5,344,607

Food - Retail — 0.2%
Ingles Markets, Inc., Class A	5,205	463,557
Laird Superfood, Inc.†	2,324	5,554
Natural Grocers by Vitamin Cottage, Inc.	3,418	60,362
Sprouts Farmers Market, Inc.†	41,819	1,132,877
Village Super Market, Inc., Class A	3,156	74,924
Weis Markets, Inc.	6,098	448,325

		2,185,599

Food - Wholesale/Distribution — 0.5%
Calavo Growers, Inc.	6,346	216,081
Chefs’ Warehouse, Inc.†	11,648	416,183
HF Foods Group, Inc.†	13,885	73,729
Mission Produce, Inc.†	13,746	183,784
Performance Food Group Co.†	56,202	2,435,795
SpartanNash Co.	13,271	456,655
United Natural Foods, Inc.†	21,343	905,157

		4,687,384

Footwear & Related Apparel — 0.3%
Crocs, Inc.†	21,602	1,204,527
Rocky Brands, Inc.	2,539	95,086
Steven Madden, Ltd.	29,909	1,112,017
Wolverine World Wide, Inc.	30,148	643,358

		3,054,988

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	5,699	230,069
StoneMor, Inc.†	11,924	40,899

		270,968

Gambling (Non-Hotel) — 0.3%
Bally’s Corp.†#	12,104	316,398
Golden Entertainment, Inc.†	6,363	300,843
International Game Technology PLC#	37,067	793,975
Monarch Casino & Resort, Inc.†	4,870	330,429
Red Rock Resorts, Inc., Class A	19,897	770,611
Rush Street Interactive, Inc.†	19,485	116,131

		2,628,387

Security Description	Shares	Value (Note 2)

Gas - Distribution — 1.1%
Chesapeake Utilities Corp.	6,390	$853,512
New Jersey Resources Corp.	35,821	1,644,900
Northwest Natural Holding Co.	11,317	614,400
ONE Gas, Inc.	19,552	1,701,415
South Jersey Industries, Inc.	38,190	1,330,922
Southwest Gas Holdings, Inc.	24,441	2,276,190
Spire, Inc.	18,797	1,471,805

		9,893,144

Gas - Transportation — 0.2%
Brookfield Infrastructure Corp., Class A	23,574	1,663,146

Gold Mining — 0.1%
Novagold Resources, Inc.†	87,931	491,534
Perpetua Resources Corp.†	12,041	41,903

		533,437

Golf — 0.2%
Acushnet Holdings Corp.	12,709	517,256
Callaway Golf Co.†	42,903	931,424
Drive Shack, Inc.†#	30,620	48,992

		1,497,672

Hazardous Waste Disposal — 0.0%
Centrus Energy Corp., Class A†	3,596	92,022
Heritage-Crystal Clean, Inc.†	5,792	159,685
Sharps Compliance Corp.†	6,873	29,691

		281,398

Health Care Cost Containment — 0.1%
CorVel Corp.†	3,223	480,743

Healthcare Safety Devices — 0.0%
Retractable Technologies, Inc.†#	6,425	29,748

Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	8,352	194,268
Flexsteel Industries, Inc.	2,330	45,388
Hooker Furniture Corp.	4,346	75,142
Lovesac Co.†	4,734	164,885
MillerKnoll, Inc.	27,569	832,584
Purple Innovation, Inc.†#	21,349	110,588
Sleep Number Corp.†	8,211	377,131

		1,799,986

Hotels/Motels — 0.2%
Bluegreen Vacations Holding Corp.	5,307	147,853
Hilton Grand Vacations, Inc.†	31,719	1,451,144
Marcus Corp.†	8,464	132,631
Target Hospitality Corp.†	9,243	58,693

		1,790,321

Housewares — 0.0%
Lifetime Brands, Inc.	4,699	53,615
Tupperware Brands Corp.†	18,095	119,970

		173,585

Human Resources — 1.0%
AMN Healthcare Services, Inc.†	17,476	1,693,424
ASGN, Inc.†	18,868	1,796,800
Barrett Business Services, Inc.	2,773	207,587
Cross Country Healthcare, Inc.†	13,308	234,886
First Advantage Corp.†	20,402	297,869
Heidrick & Struggles International, Inc.	7,168	247,726
Insperity, Inc.	13,469	1,347,843
Kforce, Inc.	7,514	493,520
Korn Ferry	19,973	1,227,541

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources (continued)
Resources Connection, Inc.	11,586	$213,993
TriNet Group, Inc.†	15,027	1,180,221
TrueBlue, Inc.†	12,961	285,401
Willdan Group, Inc.†	4,130	110,023

		9,336,834

Identification Systems — 0.1%
Brady Corp., Class A	17,487	848,294

Independent Power Producers — 0.2%
Clearway Energy, Inc., Class A	12,922	420,740
Clearway Energy, Inc., Class C	30,419	1,066,186
FTC Solar, Inc.†#	15,170	61,439

		1,548,365

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	19,029	76,116
GoPro, Inc., Class A†	47,721	329,752
Turtle Beach Corp.†#	5,632	98,447

		504,315

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	10,402	314,556

Instruments - Controls — 0.0%
Allied Motion Technologies, Inc.	4,464	109,547

Instruments - Scientific — 0.0%
Standard BioTools, Inc.†	28,239	53,372

Insurance Brokers — 0.1%
BRP Group, Inc., Class A†	17,572	443,166
Crawford & Co., Class A	6,035	49,487
eHealth, Inc.†	9,154	96,117
Goosehead Insurance, Inc., Class A	6,703	347,081
Selectquote, Inc.†#	49,681	145,069
Trean Insurance Group, Inc.†	6,539	46,754

		1,127,674

Insurance - Life/Health — 0.4%
American Equity Investment Life Holding Co.	30,667	1,234,654
CNO Financial Group, Inc.	44,541	916,208
National Western Life Group, Inc., Class A	951	198,845
Trupanion, Inc.†	14,156	946,753

		3,296,460

Insurance - Multi-line — 0.1%
Citizens, Inc.†#	18,502	61,427
Genworth Financial, Inc., Class A†	187,961	761,242

		822,669

Insurance - Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	16,867	180,646
AMERISAFE, Inc.	7,106	358,142
Donegal Group, Inc., Class A	5,480	88,666
Employers Holdings, Inc.	10,369	429,380
Enstar Group, Ltd.†	4,602	1,067,342
HCI Group, Inc.#	2,100	142,737
Heritage Insurance Holdings, Inc.	9,575	35,045
Horace Mann Educators Corp.	15,469	625,876
Investors Title Co.	482	79,978
James River Group Holdings, Ltd.	13,579	346,943
Kinsale Capital Group, Inc.	7,972	1,752,883
MetroMile, Inc.†	42,270	44,384
NI Holdings, Inc.†	3,178	53,073
Palomar Holdings, Inc.†	9,109	566,124
ProAssurance Corp.	19,924	442,512
RLI Corp.	14,835	1,796,815

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Safety Insurance Group, Inc.	5,367	$498,380
Selective Insurance Group, Inc.	22,031	1,747,058
Stewart Information Services Corp.	9,894	549,018
Tiptree, Inc.	8,709	94,319
United Fire Group, Inc.	7,795	252,636
United Insurance Holdings Corp.	7,536	12,887
Universal Insurance Holdings, Inc.	10,049	129,632

		11,294,476

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	11,753	497,857
Essent Group, Ltd.	40,165	1,718,660
Greenlight Capital Re, Ltd., Class A†	9,742	76,182
Maiden Holdings, Ltd.†	25,767	62,872
SiriusPoint, Ltd.†	32,818	183,781

		2,539,352

Internet Application Software — 0.0%
Tucows, Inc., Class A†#	3,653	176,878
VirnetX Holding Corp.†#	23,512	28,450

		205,328

Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	15,810	954,766

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†#	46,320	167,678

Internet Content - Information/News — 0.2%
FuboTV, Inc.†#	50,153	165,004
HealthStream, Inc.†	9,373	190,928
LiveOne, Inc.†	22,581	18,968
OptimizeRx Corp.†	6,366	162,842
TechTarget, Inc.†	9,684	688,436
Yelp, Inc.†	26,530	780,247

		2,006,425

Internet Financial Services — 0.1%
Open Lending Corp., Class A†	38,652	508,660

Internet Gambling — 0.0%
EBET, Inc.†#	4,955	15,212
GAN, Ltd.†	14,871	50,115
NeoGames SA†	3,834	50,341

		115,668

Internet Infrastructure Software — 0.0%
Couchbase, Inc.†	8,710	123,508

Investment Companies — 0.1%
Cannae Holdings, Inc.†	31,417	636,823

Investment Management/Advisor Services — 0.8%
Artisan Partners Asset Management, Inc., Class A	21,700	833,497
AssetMark Financial Holdings, Inc.†	6,747	140,945
Associated Capital Group, Inc., Class A	625	24,744
Blucora, Inc.†	18,019	318,756
BrightSphere Investment Group, Inc.	11,978	244,231
Cohen & Steers, Inc.	9,219	702,580
Columbia Financial, Inc.†	14,574	302,993
Federated Hermes, Inc.	34,514	1,172,441
Focus Financial Partners, Inc., Class A†	24,103	908,683
GAMCO Investors, Inc., Class A	1,884	38,735
GCM Grosvenor, Inc., Class A#	16,473	134,914
Hamilton Lane, Inc., Class A	12,929	899,212
Pzena Investment Management, Inc., Class A	6,174	43,650
Sculptor Capital Management, Inc.	8,216	98,756
StepStone Group, Inc., Class A	16,926	461,403

209

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Virtus Investment Partners, Inc.	2,705	$521,145
WisdomTree Investments, Inc.#	49,923	297,042

		7,143,727

Lasers - System/Components — 0.3%
II-VI, Inc.†#	39,275	2,454,687

Leisure Products — 0.0%
Escalade, Inc.#	3,676	49,222
Johnson Outdoors, Inc., Class A	1,941	126,495

		175,717

Linen Supply & Related Items — 0.1%
UniFirst Corp.	5,591	913,793

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	30,992	859,718
Luxfer Holdings PLC	10,210	170,507

		1,030,225

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc.	8,405	393,102
Hyster-Yale Materials Handling, Inc.	3,703	136,826
Manitowoc Co, Inc.†	12,726	165,693
Terex Corp.	25,368	897,773

		1,593,394

Machinery - Electrical — 0.3%
Argan, Inc.	5,530	221,145
Babcock & Wilcox Enterprises, Inc.†	20,575	134,766
Bloom Energy Corp., Class A†#	52,731	923,847
Franklin Electric Co., Inc.	17,190	1,267,247

		2,547,005

Machinery - Farming — 0.1%
AgEagle Aerial Systems, Inc.†#	25,861	20,177
Alamo Group, Inc.	3,686	433,584
Hydrofarm Holdings Group, Inc.†#	14,624	100,759
Lindsay Corp.	4,041	509,166

		1,063,686

Machinery - General Industrial — 1.1%
Albany International Corp., Class A	11,408	962,835
Altra Industrial Motion Corp.	24,019	941,785
Applied Industrial Technologies, Inc.	14,239	1,472,455
Chart Industries, Inc.†	13,539	2,381,239
DXP Enterprises, Inc.†	6,415	196,812
Kadant, Inc.	4,270	790,377
Ranpak Holdings Corp.†	13,941	173,705
Tennant Co.	6,844	425,971
Welbilt, Inc.†	48,465	1,147,167
Zurn Water Solutions Corp.	44,987	1,296,525

		9,788,871

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	10,319	348,266

Machinery - Print Trade — 0.0%
Eastman Kodak Co.†	16,631	76,835

Machinery - Pumps — 0.4%
Cactus, Inc., Class A	20,550	1,077,231
CIRCOR International, Inc.†	6,826	132,697
CSW Industrials, Inc.	5,564	590,452
Gorman-Rupp Co.	8,419	250,802
Mueller Water Products, Inc., Class A	57,779	689,304
NN, Inc.†	15,843	44,360

Security Description	Shares	Value (Note 2)

Machinery - Pumps (continued)
Watts Water Technologies, Inc., Class A	10,200	$1,334,466

		4,119,312

Machinery - Thermal Process — 0.1%
GrafTech International, Ltd.	74,327	645,158
Thermon Group Holdings, Inc.†	12,217	192,296

		837,454

Medical Imaging Systems — 0.2%
Lantheus Holdings, Inc.†	24,970	1,710,944

Medical Information Systems — 0.4%
1Life Healthcare, Inc.†	42,662	361,347
Alignment Healthcare, Inc.†	29,405	314,045
Allscripts Healthcare Solutions, Inc.†	45,046	769,836
Apollo Medical Holdings, Inc.†#	13,973	524,546
Computer Programs & Systems, Inc.†	5,226	166,657
Convey Health Solutions Holdings, Inc.†	4,988	30,926
DarioHealth Corp.†#	4,996	33,223
Health Catalyst, Inc.†	19,375	283,844
NantHealth, Inc.†	9,974	5,187
NextGen Healthcare, Inc.†	20,774	376,217
Privia Health Group, Inc.†	15,539	372,315
Schrodinger, Inc.†	16,798	434,060
Tabula Rasa HealthCare, Inc.†	8,328	30,314

		3,702,517

Medical Instruments — 0.3%
AngioDynamics, Inc.†	13,901	272,877
Apyx Medical Corp.†	11,561	70,175
Asensus Surgical, Inc.†#	86,727	33,997
CVRx, Inc.†	4,114	25,548
Natus Medical, Inc.†	12,503	409,973
NuVasive, Inc.†	19,203	1,102,444
PROCEPT BioRobotics Corp.†#	2,679	104,803
Pulmonx Corp.†	9,678	176,720
Silk Road Medical, Inc.†	12,729	422,857
Stereotaxis, Inc.†	18,396	36,976

		2,656,370

Medical Labs & Testing Services — 0.4%
Agiliti, Inc.†	8,711	168,297
Fulgent Genetics, Inc.†	7,736	421,689
Inotiv, Inc.†#	6,460	98,838
Invitae Corp.†#	74,277	272,597
LifeStance Health Group, Inc.†#	26,643	198,490
MEDNAX, Inc.†	28,219	545,191
Medpace Holdings, Inc.†	10,749	1,539,687
Neuronetics, Inc.†#	9,458	25,347
OPKO Health, Inc.†	148,106	444,318
Personalis, Inc.†	13,348	52,858
Thorne HealthTech, Inc.†	2,489	14,660
Vapotherm, Inc.†	8,434	27,242
Viemed Healthcare, Inc.†	13,123	75,326

		3,884,540

Medical Laser Systems — 0.0%
Cutera, Inc.†	6,519	293,290

Medical Products — 2.1%
Accuray, Inc.†	34,094	70,916
Acutus Medical, Inc.†	7,085	4,906
Alphatec Holdings, Inc.†	26,209	201,285
Artivion, Inc.†	14,093	275,659
AtriCure, Inc.†	16,606	674,702

210

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products (continued)
Atrion Corp.	516	$324,456
Avanos Medical, Inc.†	17,840	511,830
Avita Medical, Inc.†	9,002	51,311
Axogen, Inc.†	14,330	138,571
Axonics, Inc.†	16,987	849,350
Bioventus, Inc., Class A†	10,391	102,663
Butterfly Network, Inc.†	49,557	151,149
Cardiovascular Systems, Inc.†	14,718	239,315
Castle Biosciences, Inc.†	7,897	175,866
Cerus Corp.†	62,346	308,613
ClearPoint Neuro, Inc.†#	7,059	77,367
Cue Health Inc†	5,404	28,587
CytoSorbents Corp.†#	15,284	29,498
Eargo, Inc.†	11,168	17,310
Glaukos Corp.†	16,878	689,129
Haemonetics Corp.†	18,701	1,183,025
Hanger, Inc.†	13,905	219,560
Inari Medical, Inc.†	12,757	839,411
InfuSystem Holdings, Inc.†	6,712	64,905
Inogen, Inc.†	7,349	188,722
Inspire Medical Systems, Inc.†	9,969	1,762,818
Integer Holdings Corp.†	12,178	971,561
Invacare Corp.†	12,475	11,650
iRadimed Corp.	2,350	76,822
iRhythm Technologies, Inc.†	10,937	1,540,477
LeMaitre Vascular, Inc.	7,002	320,131
LivaNova PLC†	19,817	1,348,943
MiMedx Group, Inc.†	41,174	160,990
NanoString Technologies, Inc.†	16,814	262,971
NeuroPace, Inc.†	2,632	16,397
Nevro Corp.†	12,824	558,870
Omnicell, Inc.†	16,227	1,803,793
Orthofix Medical, Inc.†	7,017	192,897
OrthoPediatrics Corp.†#	5,128	236,760
Paragon 28, Inc.†	3,361	60,229
PAVmed, Inc.†#	26,939	27,208
Pulse Biosciences, Inc.†#	5,157	11,500
RxSight, Inc.†	6,502	88,817
SeaSpine Holdings Corp.†	11,769	97,330
Shockwave Medical, Inc.†	12,508	2,053,939
SI-BONE, Inc.†	12,067	180,402
Sientra, Inc.†#	21,520	20,874
Surmodics, Inc.†	5,013	196,660
Tactile Systems Technology, Inc.†	7,107	72,207
Talis Biomedical Corp.†	5,490	5,765
Treace Medical Concepts, Inc.†	11,149	186,077
Zynex, Inc.#	8,300	60,507

		19,744,701

Medical - Biomedical/Gene — 5.3%
2seventy Bio, Inc.†	8,674	107,558
4D Molecular Therapeutics, Inc.†	10,352	78,572
89bio, Inc.†#	3,657	11,008
9 Meters Biopharma, Inc.†	83,918	37,939
Absci Corp.†	20,607	75,216
ACADIA Pharmaceuticals, Inc.†	44,363	716,462
Acumen Pharmaceuticals, Inc.†#	10,487	37,124
Adagio Therapeutics, Inc.†	21,822	64,593
Adicet Bio, Inc.†	9,548	112,857
Adverum Biotechnologies, Inc.†#	32,200	28,890
Aerovate Therapeutics, Inc.†	4,848	58,903
Affimed NV†	43,027	133,384
Agenus, Inc.†	81,245	135,679
Akero Therapeutics, Inc.†	9,530	82,339
Akouos, Inc.†#	8,896	27,756

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Alaunos Therapeutics, Inc.†	77,695	$40,230
Albireo Pharma, Inc.†	6,254	124,642
Aldeyra Therapeutics, Inc.†	17,989	55,586
Aligos Therapeutics, Inc.†	7,827	10,097
Allakos, Inc.†#	13,149	39,447
Allogene Therapeutics, Inc.†	25,204	199,868
Allovir, Inc.†#	10,932	42,307
Alpha Teknova, Inc.†	2,581	19,745
Alpine Immune Sciences, Inc.†	4,305	40,036
Altimmune, Inc.†	14,692	74,342
ALX Oncology Holdings, Inc.†	6,572	50,407
Amicus Therapeutics, Inc.†	97,472	742,737
AnaptysBio, Inc.†	7,147	135,722
Anavex Life Sciences Corp.†	24,866	226,529
Angion Biomedica Corp.†#	8,068	14,200
ANI Pharmaceuticals, Inc.†	4,056	122,694
Annexon, Inc.†#	11,557	36,289
Apellis Pharmaceuticals, Inc.†	28,978	1,201,138
Applied Molecular Transport, Inc.†#	9,273	30,694
Applied Therapeutics, Inc.†#	6,564	9,452
Arbutus Biopharma Corp.†	33,768	82,056
Arcellx, Inc.†	3,371	40,823
Arcturus Therapeutics Holdings, Inc.†#	7,824	155,541
Arcus Biosciences, Inc.†	16,616	314,873
Arcutis Biotherapeutics, Inc.†	10,252	214,062
Ardelyx, Inc.†	35,815	23,505
Arrowhead Pharmaceuticals, Inc.†	38,068	1,269,948
Atara Biotherapeutics, Inc.†	32,212	167,502
Atea Pharmaceuticals, Inc.†	23,939	188,639
Athersys, Inc.†#	78,922	17,363
Athira Pharma, Inc.†#	11,954	108,542
Atossa Therapeutics, Inc.†#	43,362	42,161
Atreca, Inc., Class A†#	9,628	16,175
Aura Biosciences, Inc.†	2,077	36,285
Avalo Therapeutics, Inc.†	23,093	8,316
Avid Bioservices, Inc.†	22,384	299,274
Avidity Biosciences, Inc.†	13,958	194,435
Avrobio, Inc.†#	14,043	13,650
Axsome Therapeutics, Inc.†#	10,299	257,475
Beam Therapeutics, Inc.†	18,972	667,435
Berkeley Lights, Inc.†	17,993	86,007
BioAtla, Inc.†#	5,753	13,865
BioCryst Pharmaceuticals, Inc.†	66,732	621,275
Biodesix, Inc.†	5,217	7,721
Biohaven Pharmaceutical Holding Co., Ltd.†	20,644	2,967,162
Biomea Fusion, Inc.†	8,036	44,118
Black Diamond Therapeutics, Inc.†#	8,442	14,267
Bluebird Bio, Inc.†	25,036	80,115
Blueprint Medicines Corp.†	21,688	1,192,840
Bolt Biotherapeutics, Inc.†#	8,483	14,421
Bridgebio Pharma, Inc.†	39,329	268,617
Brooklyn ImmunoTherapeutics, Inc.†#	10,995	7,371
C4 Therapeutics, Inc.†	14,320	103,963
Cara Therapeutics, Inc.†	16,468	137,014
Cardiff Oncology, Inc.†#	14,115	19,055
Caribou Biosciences, Inc.†	18,853	157,045
Cassava Sciences, Inc.†#	14,182	433,969
CEL-SCI Corp.†#	13,325	48,636
Celldex Therapeutic,s Inc.†	17,044	400,875
Century Therapeutics, Inc.†	6,423	55,816
Cerevel Therapeutics Holdings, Inc.†	15,100	394,563
ChemoCentryx, Inc.†	20,013	445,690
Chinook Therapeutics, Inc.†	14,953	226,987
ChromaDex Corp.†#	17,372	33,007
CinCor Pharma, Inc.†#	4,300	66,908

211

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Clene, Inc.†#	7,597	$16,561
Codex DNA, Inc.†	3,391	13,496
Codiak Biosciences, Inc.†#	5,896	16,450
Cogent Biosciences, Inc†	13,772	63,489
Cortexyme, Inc.†	7,395	19,153
Crinetics Pharmaceuticals, Inc.†	17,082	286,123
Cue Biopharma, Inc.†	11,401	44,122
Cullinan Oncology, Inc.†	9,592	102,538
Curis, Inc.†#	32,101	24,538
Cymabay Therapeutics, Inc.†	31,547	61,832
Cyteir Therapeutics, Inc.†	6,923	13,154
Cytek Biosciences, Inc.†	36,163	351,143
CytomX Therapeutics, Inc.†	24,040	38,704
Day One Biopharmaceuticals, Inc.†#	8,432	52,447
Deciphera Pharmaceuticals, Inc.†	14,735	159,727
Denali Therapeutics, Inc.†	33,723	819,132
Design Therapeutics, Inc.†	9,856	123,003
DICE Therapeutics, Inc.†	5,162	70,977
Dynavax Technologies Corp.†	39,960	473,926
Dyne Therapeutics, Inc.†	11,132	53,545
Edgewise Therapeutics, Inc.†	14,341	89,631
Editas Medicine, Inc.†	25,349	288,725
Eiger BioPharmaceuticals, Inc.†	11,866	82,350
Eliem Therapeutics, Inc.†#	2,236	8,564
Emergent BioSolutions, Inc.†	18,159	598,521
Entrada Therapeutics, Inc.†	3,899	26,357
Epizyme, Inc.†	53,117	22,309
Erasca, Inc.†#	23,691	128,405
Esperion Therapeutics, Inc.†	21,410	122,037
Evelo Biosciences, Inc.†#	11,257	23,640
Evolus, Inc.†	12,305	158,734
Exagen, Inc.†	3,826	19,130
EyePoint Pharmaceuticals, Inc.†	9,235	89,118
Fate Therapeutics, Inc.†	30,083	694,917
FibroGen, Inc.†	31,917	314,063
Finch Therapeutics Group, Inc.†	2,805	6,648
Forma Therapeutics Holdings, Inc.†	12,589	71,631
Forte Biosciences, Inc.†	4,181	5,519
Frequency Therapeutics, Inc.†#	11,991	13,430
Gemini Therapeutics, Inc.†	8,119	10,392
Generation Bio Co.†#	16,240	91,269
Geron Corp.†#	112,965	155,892
Global Blood Therapeutics, Inc.†	22,960	572,622
Gossamer Bio, Inc.†	23,046	162,474
Graphite Bio, Inc.†	10,942	25,714
Greenwich Lifesciences, Inc.†#	1,515	11,726
GT Biopharma, Inc.†	6,577	18,153
Halozyme Therapeutics, Inc.†	51,321	2,359,740
Harvard Bioscience, Inc.†	14,562	53,297
Homology Medicines, Inc.†	15,548	22,856
Humanigen, Inc.†	18,087	39,430
iBio, Inc.†	80,102	19,305
Icosavax, Inc.†	8,962	60,852
Ideaya Biosciences, Inc.†	12,141	135,372
IGM Biosciences, Inc.†	3,039	50,994
Ikena Oncology, Inc.†	10,271	40,057
Imago Biosciences, Inc.†	7,439	120,214
Immunic, Inc.†#	6,938	43,016
ImmunityBio, Inc.†	25,743	96,794
ImmunoGen, Inc.†	79,662	291,563
Immunovant, Inc.†	15,040	63,770
Impel Pharmaceuticals, Inc.†#	2,373	16,350
Infinity Pharmaceuticals, Inc.†	32,445	21,816
Inhibrx, Inc.†	10,347	135,235
Innoviva, Inc.†	16,073	243,827

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Inovio Pharmaceuticals, Inc.†#	76,637	$143,311
Inozyme Pharma, Inc.†#	5,333	19,679
Insmed, Inc.†	43,776	823,864
Instil Bio, Inc.†#	20,041	120,346
Intellia Therapeutics, Inc.†	25,855	1,192,950
Intercept Pharmaceuticals, Inc.†#	9,256	167,534
Intra-Cellular Therapies, Inc.†	29,787	1,709,774
iTeos Therapeutics, Inc.†	7,486	131,005
IVERIC bio, Inc.†	42,642	445,182
Janux Therapeutics, Inc.†#	6,579	73,224
Karuna Therapeutics, Inc.†	8,229	858,449
Karyopharm Therapeutics, Inc.†	26,685	167,582
KemPharm, Inc.†#	10,987	50,870
Keros Therapeutics, Inc.†	5,784	195,499
Kezar Life Sciences, Inc.†	14,036	70,882
Kiniksa Pharmaceuticals, Ltd., Class A†	10,809	82,797
Kinnate Biopharma, Inc.†	9,539	75,740
Kodiak Sciences, Inc.†	12,415	89,885
Kronos Bio, Inc.†	14,389	53,527
Krystal Biotech, Inc.†	7,456	439,009
Kymera Therapeutics, Inc.†	12,736	181,743
Lexicon Pharmaceuticals, Inc.†	25,947	45,926
Ligand Pharmaceuticals, Inc.†	5,590	497,007
Lineage Cell Therapeutics, Inc.†#	46,484	58,105
Lucid Diagnostics, Inc.†#	1,870	3,927
MacroGenics, Inc.†	22,255	77,225
Magenta Therapeutics, Inc.†#	11,089	12,863
MaxCyte, Inc.†	37,038	170,745
MEI Pharma, Inc.†	47,395	22,579
MeiraGTx Holdings PLC†	11,040	92,626
Mersana Therapeutics, Inc.†	26,527	88,600
Mind Medicine MindMed, Inc.†#	119,377	108,000
MiNK Therapeutics, Inc.†	744	1,153
Molecular Templates, Inc.†#	13,705	13,541
Monte Rosa Therapeutics, Inc.†	10,707	82,872
Mustang Bio, Inc.†#	27,594	17,801
Myriad Genetics, Inc.†	29,408	565,810
NeoGenomics, Inc.†	42,029	353,884
NGM Biopharmaceuticals, Inc.†	11,679	161,637
Nkarta, Inc.†	5,229	75,454
Nurix Therapeutics, Inc.†	11,609	117,135
Nuvalent, Inc., Class A†#	6,792	60,177
Nuvation Bio, Inc.†#	58,920	207,988
Olema Pharmaceuticals, Inc.†	9,511	27,201
Omega Therapeutics, Inc.†#	8,255	18,739
Omeros Corp.†#	22,350	55,428
Oncocyte Corp.†#	22,303	24,087
Oncorus, Inc.†#	7,570	9,008
Oncternal Therapeutics, Inc.†	16,403	24,276
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	25,743	144,418
Oyster Point Pharma, Inc.†#	4,118	16,184
Phathom Pharmaceuticals, Inc.†#	7,507	53,825
Pliant Therapeutics Inc†#	8,917	50,203
Portage Biotech, Inc.†#	1,852	18,520
Poseida Therapeutics, Inc.†	10,660	24,198
Praxis Precision Medicines, Inc.†	12,348	102,488
Precigen, Inc.†	35,155	47,108
Precision BioSciences, Inc.†	18,731	31,468
Prelude Therapeutics Inc†	4,012	16,850
Prothena Corp. PLC†	13,399	364,855
Provention Bio, Inc.†#	20,557	84,695
PTC Therapeutics, Inc.†	25,744	756,101
Puma Biotechnology, Inc.†#	11,965	23,212
Pyxis Oncology, Inc.†	3,941	9,734

212

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Radius Health, Inc.†	17,351	$109,832
Rain Therapeutics, Inc.†	5,897	13,681
Rallybio Corp.†	6,707	91,215
RAPT Therapeutics, Inc.†	7,898	116,259
Recursion Pharmaceuticals, Inc., Class A†	42,721	261,453
REGENXBIO, Inc.†	14,631	307,836
Relay Therapeutics, Inc.†	25,934	422,206
Replimune Group, Inc.†	11,192	162,620
REVOLUTION Medicines, Inc.†	22,015	373,815
Rigel Pharmaceuticals, Inc.†	63,328	114,624
Rocket Pharmaceuticals, Inc.†	15,282	181,092
Rubius Therapeutics, Inc.†#	17,023	18,725
Sana Biotechnology, Inc.†#	32,002	164,170
Sangamo Therapeutics, Inc.†	44,011	160,640
Scholar Rock Holding Corp.†	10,467	52,544
Seelos Therapeutics, Inc.†#	36,411	23,613
Seer, Inc.†	15,424	136,965
Selecta Biosciences, Inc.†	34,118	30,099
Sensei Biotherapeutics, Inc.†	7,746	14,717
Sesen Bio, Inc.†	74,616	45,732
Shattuck Labs, Inc.†#	9,860	28,200
Sigilon Therapeutics, Inc.†	5,634	4,271
Silverback Therapeutics, Inc.†	7,601	26,527
Singular Genomics Systems, Inc.†#	17,460	56,745
Solid Biosciences, Inc.†	22,101	12,598
Sorrento Therapeutics, Inc.†	110,729	181,596
SpringWorks Therapeutics, Inc.†	10,822	204,969
Spruce Biosciences, Inc.†#	3,219	5,022
SQZ Biotechnologies Co.†#	8,439	29,958
Stoke Therapeutics, Inc.†	7,075	85,678
Surface Oncology, Inc.†	13,101	24,237
Sutro Biopharma, Inc.†	16,071	69,909
Syndax Pharmaceuticals, Inc.†	18,192	300,168
Talaris Therapeutics, Inc.†	7,900	68,019
Tarsus Pharmaceuticals, Inc.†	3,125	42,969
Taysha Gene Therapies, Inc.†#	8,395	21,407
TCR2 Therapeutics, Inc.†#	11,305	26,228
Tenaya Therapeutics, Inc.†	10,597	71,000
Terns Pharmaceuticals, Inc.†	5,085	8,797
TG Therapeutics, Inc.†	48,008	212,195
Theravance Biopharma, Inc.†	22,240	195,267
Theseus Pharmaceuticals, Inc.†	4,266	28,795
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
TransMedics Group, Inc.†	9,607	280,236
Travere Therapeutics, Inc.†	21,882	510,069
Turning Point Therapeutics, Inc.†	17,043	602,811
Twist Bioscience Corp.†	20,517	698,399
Tyra Biosciences, Inc.†	4,371	29,854
UroGen Pharma, Ltd.†#	7,230	38,464
Vaxart, Inc.†	45,364	165,125
VBI Vaccines, Inc.†	69,860	63,922
Ventyx Biosciences, Inc.†	3,871	67,781
Vera Therapeutics, Inc.†	5,072	73,747
Veracyte, Inc.†	25,008	439,641
Verastem, Inc.†#	63,891	81,780
Vericel Corp.†	17,233	467,876
Veru, Inc.†#	23,873	308,917
Verve Therapeutics, Inc.†	13,509	204,796
Vigil Neuroscience, Inc.†	2,488	7,240
Viking Therapeutics, Inc.†#	25,355	56,288
Vincerx Pharma, Inc.†	6,089	9,925
Vir Biotechnology, Inc.†	22,281	575,073
Viracta Therapeutics, Inc.†	13,438	28,489
VistaGen Therapeutics, Inc.†	71,918	82,706
Vor BioPharma, Inc.†	7,033	29,609

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Wave Life Sciences, Ltd.†	16,408	$22,971
Werewolf Therapeutics, Inc.†	9,788	37,097
XBiotech, Inc.	5,645	31,047
Xencor, Inc.†	20,956	467,947
Xilio Therapeutics, Inc.†	2,833	8,499
XOMA Corp.†	2,232	40,645
Zentalis Pharmaceuticals, Inc.†	13,515	325,847

		49,408,781

Medical - Drugs — 1.5%
Aclaris Therapeutics, Inc.†	18,905	241,795
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Aeglea BioTherapeutics, Inc.†#	14,979	23,667
Aerie Pharmaceuticals, Inc.†	15,690	81,274
Alector, Inc.†	21,650	191,819
Alkermes PLC†	59,459	1,774,851
Amphastar Pharmaceuticals, Inc.†	13,718	509,487
Ampio Pharmaceuticals, Inc.†#	72,219	13,202
Amylyx Pharmaceuticals, Inc.†	3,554	31,595
Athenex, Inc.†#	32,051	15,343
Beyondspring, Inc.†#	8,302	11,374
Bioxcel Therapeutics, Inc.†#	6,392	74,786
Catalyst Pharmaceuticals, Inc.†	35,990	259,128
Chimerix, Inc.†	27,058	50,869
Citius Pharmaceuticals, Inc.†#	45,922	43,153
Clovis Oncology, Inc.†#	41,809	29,070
Coherus Biosciences, Inc.†	24,096	176,865
Collegium Pharmaceutical, Inc.†	12,795	199,858
Corcept Therapeutics, Inc.†	32,400	675,216
Cytokinetics, Inc.†	29,389	1,172,621
Durect Corp.†#	83,850	46,117
Eagle Pharmaceuticals, Inc.†	4,239	197,961
Enanta Pharmaceuticals, Inc.†	7,259	289,852
Foghorn Therapeutics, Inc.†	7,251	93,538
Fortress Biotech, Inc.†#	27,197	23,428
Fulcrum Therapeutics, Inc.†#	10,187	72,531
Gritstone Bio, Inc.†#	15,836	31,989
Harmony Biosciences Holdings, Inc.†	8,515	371,254
Harpoon Therapeutics, Inc.†#	6,933	14,282
Hookipa Pharma, Inc.†	7,114	12,236
Immuneering Corp., Class A†#	7,041	31,544
Ironwood Pharmaceuticals, Inc.†	54,407	613,167
Jounce Therapeutics, Inc.†	12,219	47,288
Kala Pharmaceuticals, Inc.†	18,159	6,323
KalVista Pharmaceuticals, Inc.†	8,300	73,787
Kura Oncology, Inc.†	23,553	309,957
Landos Biopharma, Inc.†	1,735	1,260
Lyell Immunopharma, Inc.†	54,980	227,617
Madrigal Pharmaceuticals, Inc.†	4,364	289,726
Marinus Pharmaceuticals, Inc.†#	13,690	66,396
Mirum Pharmaceuticals, Inc.†	1,336	31,249
Morphic Holding, Inc.†	7,844	183,863
Neoleukin Therapeutics, Inc.†#	13,051	13,051
NexImmune, Inc.†	6,543	14,918
Ocular Therapeutix, Inc.†	28,412	88,930
ORIC Pharmaceuticals, Inc.†	11,719	39,141
Pacira BioSciences, Inc.†	16,371	1,035,466
Paratek Pharmaceuticals, Inc.†#	18,153	34,309
Passage Bio, Inc.†	13,747	24,745
PetIQ, Inc.†#	9,974	171,154
Phibro Animal Health Corp., Class A	7,578	145,573
PMV Pharmaceuticals Inc†#	9,723	114,342
Prestige Consumer Healthcare, Inc.†	18,565	1,036,298
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	44,338
Protagonist Therapeutics, Inc.†	16,581	145,250

213

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Reata Pharmaceuticals, Inc., Class A†#	10,177	$287,806
Relmada Therapeutics, Inc.†	9,206	172,981
Reneo Pharmaceuticals, Inc.†#	3,222	6,670
Rhythm Pharmaceuticals, Inc.†	16,328	56,168
Seres Therapeutics, Inc.†	25,797	79,971
SIGA Technologies, Inc.	17,883	195,640
Spectrum Pharmaceuticals, Inc.†#	60,431	45,166
Spero Therapeutics, Inc.†#	8,969	10,583
Summit Therapeutics, Inc.†#	9,770	12,994
Supernus Pharmaceuticals, Inc.†	18,207	507,429
Syros Pharmaceuticals, Inc.†	21,338	17,531
TherapeuticsMD, Inc.†#	2,890	28,698
Tonix Pharmaceuticals Holding Corp.†	5,797	14,145
Trevena, Inc.†	60,615	18,900
Vanda Pharmaceuticals, Inc.†	20,311	199,657
Vaxcyte, Inc.†	15,804	379,138
Verrica Pharmaceuticals, Inc.†#	4,854	9,368
Y-mAbs Therapeutics, Inc.†#	12,953	161,135
Zogenix, Inc. CVR†(1)	21,827	14,842

		13,737,675

Medical - Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	36,961	134,168
Arvinas, Inc.†	17,461	727,949
Endo International PLC†	84,962	44,834
Prometheus Biosciences, Inc.†	11,109	289,501

		1,196,452

Medical - HMO — 0.1%
Bright Health Group, Inc.†#	95,922	163,067
Ontrak, Inc.†#	4,327	8,221
Tivity Health, Inc.†	16,314	528,574

		699,862

Medical - Hospitals — 0.5%
Community Health Systems, Inc.†	46,060	241,354
Select Medical Holdings Corp.	40,960	997,376
Surgery Partners, Inc.†	12,726	498,859
Tenet Healthcare Corp.†	39,371	2,547,698

		4,285,287

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	19,479	1,581,111
Innovage Holding Corp.†	6,794	32,951
National HealthCare Corp.	4,656	327,270
Pennant Group, Inc.†	9,501	181,754

		2,123,086

Medical - Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	5,705	476,367
American Well Corp., Class A†	67,872	256,556
Aveanna Healthcare Holdings, Inc.†	14,621	45,033
Joint Corp.†	5,125	85,485
LHC Group, Inc.†	11,322	1,886,925
ModivCare, Inc.†	4,606	439,551

		3,189,917

Medical - Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	26,565	477,904
Covetrus, Inc.†	38,364	798,739
Owens & Minor, Inc.	26,889	937,888

		2,214,531

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	9,094	407,047
Helios Technologies, Inc.	11,987	820,151

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication (continued)
Mayville Engineering Co., Inc.†	3,321	$30,121
Mueller Industries, Inc.	20,828	1,121,588
Park-Ohio Holdings Corp.	3,153	49,124
Proto Labs, Inc.†	10,301	496,405
RBC Bearings, Inc.†	10,366	1,932,119
Standex International Corp.	4,435	412,898
Tredegar Corp.	9,715	117,649
Xometry, Inc., Class A†	9,149	311,157

		5,698,259

Metal Products - Distribution — 0.1%
Olympic Steel, Inc.	3,474	118,706
Ryerson Holding Corp.	6,090	183,553
Worthington Industries, Inc.	12,247	571,200

		873,459

Metal-Aluminum — 0.3%
Arconic Corp.†	39,609	1,114,201
Century Aluminum Co.†	19,040	224,672
Constellium SE†	46,065	778,038
Kaiser Aluminum Corp.	5,859	598,614

		2,715,525

Metal - Diversified — 0.0%
PolyMet Mining Corp.†	10,701	29,642

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	27,048	1,131,688
John Bean Technologies Corp.	11,634	1,416,440
Sight Sciences, Inc.†#	8,277	71,099

		2,619,227

Motion Pictures & Services — 0.1%
Chicken Soup For The Soul Entertainment, Inc.†#	2,698	17,915
Eros STX Global Corp.†#	5,888	11,658
IMAX Corp.†	18,472	319,935
Lions Gate Entertainment Corp., Class A†	21,588	220,845
Lions Gate Entertainment Corp., Class B†	43,783	411,123

		981,476

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	16,841	345,746

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	18,424	859,480

Multimedia — 0.0%
E.W. Scripps Co., Class A†	21,243	337,126

Networking Products — 0.3%
A10 Networks, Inc.	22,275	343,258
Calix, Inc.†	20,454	755,571
Extreme Networks, Inc.†	47,081	467,043
Infinera Corp.†	67,818	388,597
NeoPhotonics Corp.†	19,343	298,076
NETGEAR, Inc.†	10,736	204,521

		2,457,066

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	3,267	188,604

Non-Ferrous Metals — 0.1%
Energy Fuels, Inc.†#	57,320	367,421
Ur-Energy, Inc.†#	68,720	83,838
Uranium Energy Corp.†#	98,013	374,410

		825,669

Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	18,239	1,305,548

214

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	65,195	$305,113

Office Furnishings - Original — 0.2%
CompX International, Inc.	594	13,145
HNI Corp.	16,136	615,266
Interface, Inc.	21,548	310,076
Kimball International, Inc., Class B	13,386	114,316
Steelcase, Inc., Class A	31,756	389,329

		1,442,132

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	34,547	260,484

Oil & Gas Drilling — 0.4%
Helmerich & Payne, Inc.	38,171	1,921,910
Nabors Industries, Ltd.†	2,620	436,937
Patterson-UTI Energy, Inc.	69,150	1,319,382

		3,678,229

Oil Companies - Exploration & Production — 4.8%
Antero Resources Corp.†	106,080	4,548,710
Berry Corp.	24,997	278,217
Brigham Minerals, Inc., Class A	16,179	490,386
California Resources Corp.	30,072	1,313,244
Callon Petroleum Co.†	17,853	1,043,686
Centennial Resource Development, Inc., Class A†	68,292	542,238
Chesapeake Energy Corp.#	38,925	3,790,517
Civitas Resources, Inc.	16,112	1,230,151
CNX Resources Corp.†	74,557	1,619,378
Comstock Resources, Inc.†	33,946	655,158
Crescent Energy, Inc.#	10,889	196,764
Denbury, Inc.†	18,703	1,367,937
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†#	11,436	206,077
Falcon Minerals Corp.	14,589	108,105
HighPeak Energy, Inc.#	1,941	61,860
Kosmos Energy, Ltd.†	166,327	1,287,371
Laredo Petroleum, Inc.†	4,663	392,485
Magnolia Oil & Gas Corp., Class A	53,459	1,476,003
Matador Resources Co.	41,052	2,500,067
Northern Oil and Gas, Inc.	22,658	740,690
Oasis Petroleum, Inc.	7,352	1,166,983
Ovintiv, Inc.	97,174	5,440,772
PDC Energy, Inc.	36,139	2,860,040
Range Resources Corp.†	88,634	3,009,124
Ranger Oil Corp.†	7,868	336,829
Riley Exploration Permian, Inc.	3,922	107,737
SM Energy Co.	44,477	2,146,905
Southwestern Energy Co.†	376,731	3,435,787
Talos Energy, Inc.†	13,667	295,207
Tellurian, Inc.†	137,389	655,346
W&T Offshore, Inc.†	34,785	234,103
Whiting Petroleum Corp.	14,602	1,291,693

		44,829,570

Oil Companies - Integrated — 0.3%
Murphy Oil Corp.	54,324	2,304,424

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	13,015	409,192
US Silica Holdings, Inc.†	27,228	481,391

		890,583

Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	10,969	377,663
Delek US Holdings, Inc.†	24,338	709,696
Par Pacific Holdings, Inc.†	16,585	271,994

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing (continued)
PBF Energy, Inc., Class A†	35,708	$1,185,505

		2,544,858

Oil - Field Services — 0.9%
Archrock, Inc.	49,994	501,440
Aris Water Solution, Inc., Class A	7,213	147,362
Bristow Group, Inc.†	8,768	278,735
ChampionX Corp.	75,190	1,749,671
DMC Global, Inc.†	7,096	196,346
Expro Group Holdings NV†	17,230	235,534
Helix Energy Solutions Group, Inc.†	53,057	246,184
Liberty Oilfield Services, Inc.†	34,331	558,565
Matrix Service Co.†	9,755	58,823
MRC Global, Inc.†	29,843	333,943
National Energy Services Reunited Corp.†	14,073	104,985
Newpark Resources, Inc.†	33,476	143,947
NexTier Oilfield Solutions, Inc.†	64,115	698,853
NOW, Inc.†	40,864	451,139
Oceaneering International, Inc.†	36,922	469,648
Oil States International, Inc.†	22,462	173,856
ProPetro Holding Corp.†	31,986	417,417
RPC, Inc.†	25,043	234,402
Select Energy Services, Inc., Class A†	23,649	200,307
Solaris Oilfield Infrastructure, Inc., Class A	11,592	156,260
TETRA Technologies, Inc.†	45,489	228,355
Tidewater, Inc.†	15,211	387,120

		7,972,892

Optical Supplies — 0.1%
STAAR Surgical Co.†	17,615	1,161,533

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	6,113	209,982
Glatfelter Corp.	16,230	139,903
Neenah, Inc.	6,251	236,975

		586,860

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	18,753	471,638

Pharmacy Services — 0.2%
Option Care Health, Inc.†	58,926	1,788,993

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	4,738	533,451

Physicians Practice Management — 0.0%
Accolade, Inc.†	18,910	121,402

Pipelines — 0.2%
Equitrans Midstream Corp.	151,612	1,193,187
Golar LNG, Ltd.†	37,510	950,128
Kinetik Holdings, Inc.	1,208	101,520

		2,244,835

Pollution Control — 0.0%
CECO Environmental Corp.†	11,533	72,197

Poultry — 0.2%
Sanderson Farms, Inc.	7,532	1,502,634

Power Converter/Supply Equipment — 0.0%
Blink Charging Co.†#	13,534	215,596
Powell Industries, Inc.	3,376	90,747

		306,343

Precious Metals — 0.1%
Coeur Mining, Inc.†	94,861	369,009
Hecla Mining Co.	197,069	930,166

		1,299,175

215

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Printing - Commercial — 0.1%
Cimpress PLC†	6,517	$284,011
Deluxe Corp.	15,797	378,022
Ennis, Inc.	9,460	171,699

		833,732

Private Corrections — 0.1%
CoreCivic, Inc.†	44,464	572,252

Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	2,221	37,824

Professional Sports — 0.1%
Hall of Fame Resort & Entertainment Co.†#	20,648	13,803
Liberty Media Corp.—Liberty Braves, Series A†#	3,713	94,236
Liberty Media Corp.—Liberty Braves, Series C†	13,545	332,530
Madison Square Garden Entertainment Corp.†	9,680	656,207

		1,096,776

Protection/Safety — 0.2%
Alarm.com Holdings, Inc.†	17,529	1,108,359
ShotSpotter, Inc.†	3,141	94,733
Vivint Smart Home, Inc.†	33,962	202,413

		1,405,505

Publishing-Books — 0.0%
Scholastic Corp.	10,234	384,082

Publishing-Newspapers — 0.2%
Gannett Co, Inc.†	52,159	204,985
TEGNA, Inc.	81,993	1,795,647

		2,000,632

Publishing-Periodicals — 0.0%
Thryv Holdings, Inc.†	2,840	74,380
Value Line, Inc.	363	25,631

		100,011

Quarrying — 0.1%
Compass Minerals International, Inc.	12,680	569,712

Radio — 0.1%
Audacy, Inc.†	43,727	76,085
iHeartMedia, Inc., Class A†	41,515	489,877

		565,962

Real Estate Investment Trusts — 8.1%
Acadia Realty Trust	32,195	632,954
AFC Gamma, Inc.	5,537	99,223
Agree Realty Corp.#	26,081	1,814,455
Alexander & Baldwin, Inc.	26,863	548,005
Alexander’s, Inc.	794	192,347
American Assets Trust, Inc.	18,514	631,327
Apartment Investment & Management Co., Class A†	56,036	351,906
Apollo Commercial Real Estate Finance, Inc.	52,020	662,215
Apple Hospitality REIT, Inc.	79,481	1,328,128
Arbor Realty Trust, Inc.	53,353	876,056
Ares Commercial Real Estate Corp.	16,223	238,478
Armada Hoffler Properties, Inc.	24,711	340,518
ARMOUR Residential REIT, Inc.#	33,000	249,480
Ashford Hospitality Trust, Inc.†#	6,302	35,543
Blackstone Mtg. Trust, Inc., Class A	58,317	1,814,242
Braemar Hotels & Resorts, Inc.	21,179	122,838
Brandywine Realty Trust	62,912	701,469
BrightSpire Capital, Inc.	31,296	278,221
Broadmark Realty Capital, Inc.	47,619	351,904
Broadstone Net Lease, Inc.	58,347	1,234,039
BRT Apartments Corp.	4,221	96,703
CareTrust REIT, Inc.	35,778	662,966

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
CatchMark Timber Trust, Inc., Class A	18,131	$213,764
Centerspace	5,298	439,628
Chatham Lodging Trust†	17,724	225,804
Chimera Investment Corp.	87,345	855,981
City Office REIT, Inc.	15,834	220,726
Clipper Realty, Inc.	4,523	38,265
Community Healthcare Trust, Inc.	8,853	333,581
Corporate Office Properties Trust	41,879	1,157,536
CTO Realty Growth, Inc.#	2,192	144,431
DiamondRock Hospitality Co.†	77,543	797,917
DigitalBridge Group, Inc.†	179,884	1,082,902
Diversified Healthcare Trust	87,981	199,717
Dynex Capital, Inc.#	13,382	218,127
Easterly Government Properties, Inc.	32,104	630,202
EastGroup Properties, Inc.	14,983	2,420,504
Ellington Financial, Inc.#	19,959	309,165
Empire State Realty Trust, Inc., Class A	53,015	424,120
Equity Commonwealth†	40,334	1,099,101
Essential Properties Realty Trust, Inc.	44,905	1,027,426
Farmland Partners, Inc.	10,608	159,332
Four Corners Property Trust, Inc.	28,643	789,688
Franklin BSP Realty Trust, Inc.	13,344	206,565
Franklin Street Properties Corp.	37,649	170,173
GEO Group, Inc.†#	43,672	310,508
Getty Realty Corp.	15,099	421,866
Gladstone Commercial Corp.	13,699	277,953
Gladstone Land Corp.	11,609	311,586
Global Medical REIT, Inc.	22,195	288,535
Global Net Lease, Inc.	38,668	559,526
Granite Point Mtg. Trust, Inc.	19,809	217,899
Great Ajax Corp.	8,041	84,833
Healthcare Realty Trust, Inc.	54,699	1,590,100
Hersha Hospitality Trust†	11,970	131,431
Independence Realty Trust, Inc.	81,918	1,925,892
INDUS Realty Trust, Inc.	2,136	132,881
Industrial Logistics Properties Trust	24,088	367,583
Innovative Industrial Properties, Inc.	9,366	1,246,146
Invesco Mtg. Capital, Inc.#	116,402	207,196
iStar, Inc.	24,891	433,103
Kite Realty Group Trust	80,468	1,686,609
KKR Real Estate Finance Trust, Inc.	13,102	267,543
Ladder Capital Corp.	42,127	486,988
LTC Properties, Inc.	14,433	559,134
LXP Industrial Trust	103,617	1,197,813
Macerich Co.	79,285	931,599
MFA Financial, Inc.	41,028	554,699
National Health Investors, Inc.	16,220	959,413
National Storage Affiliates Trust	30,117	1,579,637
Necessity Retail REIT, Inc.	46,025	367,279
NETSTREIT Corp.#	14,711	309,372
New York Mtg. Trust, Inc.	140,745	426,457
NexPoint Residential Trust, Inc.	8,284	608,708
Office Properties Income Trust	17,751	378,274
One Liberty Properties, Inc.	5,971	163,785
Orchid Island Capital, Inc.#	50,381	157,189
Outfront Media, Inc.	53,953	1,113,050
Paramount Group, Inc.	69,210	627,043
Pebblebrook Hotel Trust	48,193	1,084,824
PennyMac Mtg. Investment Trust#	36,330	587,819
Phillips Edison & Co., Inc.	42,300	1,427,202
Physicians Realty Trust	81,736	1,516,203
Piedmont Office Realty Trust, Inc., Class A	45,976	677,686
Plymouth Industrial REIT, Inc.	11,592	235,434
Postal Realty Trust, Inc., Class A	6,217	98,850
PotlatchDeltic Corp.	24,483	1,284,378

216

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Preferred Apartment Communities, Inc.	19,323	$481,916
PS Business Parks, Inc.	7,447	1,397,281
Ready Capital Corp.	24,941	366,134
Redwood Trust, Inc.	42,521	433,714
Retail Opportunity Investments Corp.	44,070	796,345
RLJ Lodging Trust	61,318	823,501
RPT Realty	31,042	377,781
Ryman Hospitality Properties, Inc.†	19,940	1,780,443
Sabra Health Care REIT, Inc.	84,670	1,188,767
Safehold, Inc.	7,703	345,480
Saul Centers, Inc.	4,386	215,177
Seritage Growth Properties, Class A†#	13,846	111,183
Service Properties Trust	60,843	385,136
SITE Centers Corp.	64,238	1,009,821
STAG Industrial, Inc.	66,414	2,211,586
Summit Hotel Properties, Inc.†	38,458	336,123
Sunstone Hotel Investors, Inc.†	80,717	966,182
Tanger Factory Outlet Centers, Inc.	37,925	664,067
Terreno Realty Corp.	27,340	1,659,811
TPG RE Finance Trust, Inc.	22,258	233,486
Two Harbors Investment Corp.	127,563	681,186
UMH Properties, Inc.	16,263	320,218
Uniti Group, Inc.	72,892	826,595
Universal Health Realty Income Trust	4,757	255,308
Urban Edge Properties	42,927	809,174
Urstadt Biddle Properties, Inc., Class A	11,035	194,216
Veris Residential, Inc.†	32,562	523,923
Washington Real Estate Investment Trust	31,391	762,487
Whitestone REIT	17,048	209,520
Xenia Hotels & Resorts, Inc.†	42,242	776,830

		75,365,089

Real Estate Management/Services — 0.4%
Angel Oak Mtg., Inc.#	3,555	54,391
Cushman & Wakefield PLC†	51,432	960,235
Douglas Elliman, Inc.	26,623	153,082
eXp World Holdings, Inc.#	23,268	325,054
Fathom Holdings, Inc.†	2,516	24,154
Marcus & Millichap, Inc.	8,801	368,586
Newmark Group, Inc., Class A	62,318	689,860
RE/MAX Holdings, Inc., Class A	6,862	166,747
Realogy Holdings Corp.†	42,702	528,651
Redfin Corp.†#	38,251	374,860
RMR Group, Inc., Class A	5,656	169,793

		3,815,413

Real Estate Operations & Development — 0.3%
FRP Holdings, Inc.†	2,477	148,669
Kennedy-Wilson Holdings, Inc.	44,048	927,651
Legacy Housing Corp.†	2,981	46,682
McGrath RentCorp	8,953	736,026
Radius Global Infrastructure, Inc., Class A†	26,674	397,443
Rafael Holdings, Inc., Class B†	4,603	8,976
St. Joe Co.	12,353	623,703

		2,889,150

Recreational Centers — 0.1%
F45 Training Holdings, Inc.†	11,762	74,806
Life Time Group Holdings, Inc.†	14,421	211,268
OneSpaWorld Holdings, Ltd.†#	19,831	186,412
Xponential Fitness, Inc., Class A†	4,565	86,187

		558,673

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A#	15,478	419,918

Security Description	Shares	Value (Note 2)

Recreational Vehicles (continued)
Malibu Boats, Inc., Class A†	7,682	$450,165
Marine Products Corp.	3,019	32,062
MasterCraft Boat Holdings, Inc.†	6,803	159,190
OneWater Marine, Inc., Class A	4,062	138,921

		1,200,256

Recycling — 0.0%
Harsco Corp.†	29,030	240,949
PureCycle Technologies, Inc.†#	21,236	181,355

		422,304

Rental Auto/Equipment — 1.2%
Aaron’s Co., Inc.	11,584	226,583
Alta Equipment Group, Inc.†	7,008	75,476
Avis Budget Group, Inc.†	15,322	2,915,470
Custom Truck One Source, Inc.†	21,713	129,410
Herc Holdings, Inc.	9,252	1,084,519
PROG Holdings, Inc.†	20,957	611,735
Rent the Runway, Inc., Class A†	6,359	27,535
Rent-A-Center, Inc.	24,440	673,078
Textainer Group Holdings, Ltd.	17,469	566,694
Triton International, Ltd.	24,744	1,577,925
WillScot Mobile Mini Holdings Corp.†	77,303	2,762,036

		10,650,461

Research & Development — 0.0%
Landec Corp.†	9,693	92,083

Resort/Theme Parks — 0.1%
SeaWorld Entertainment, Inc.†	18,661	1,011,053

Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A†	20,746	424,048
American Eagle Outfitters, Inc.#	56,423	683,283
Boot Barn Holdings, Inc.†	10,845	875,192
Buckle, Inc.	11,032	362,512
Caleres, Inc.	13,659	388,735
Cato Corp., Class A	7,130	93,047
Chico’s FAS, Inc.†	44,594	220,740
Children’s Place, Inc.†	5,104	242,338
Designer Brands, Inc., Class A	22,574	350,574
Duluth Holdings, Inc., Class B†	4,501	56,127
Genesco, Inc.†	5,308	298,893
Guess?, Inc.	14,923	311,294
Shoe Carnival, Inc.	6,546	178,444
Tilly’s, Inc., Class A	8,402	69,569
Vera Bradley, Inc.†	9,645	65,682
Winmark Corp.	1,283	253,777

		4,874,255

Retail-Appliances — 0.0%
Conn’s, Inc.†#	6,619	87,371

Retail-Arts & Crafts — 0.0%
Joann, Inc.#	4,157	33,630

Retail-Automobile — 0.5%
America’s Car-Mart, Inc.†	2,224	241,082
Asbury Automotive Group, Inc.†	8,586	1,555,354
CarLotz, Inc.†	26,532	14,805
Group 1 Automotive, Inc.	6,170	1,108,070
Lazydays Holdings, Inc.†#	2,843	44,152
Rush Enterprises, Inc., Class A	15,658	798,245
Rush Enterprises, Inc., Class B	2,396	118,626
Shift Technologies, Inc.†#	22,228	23,117
Sonic Automotive, Inc., Class A	8,020	365,792

		4,269,243

217

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Bedding — 0.0%
Bed Bath & Beyond, Inc.†#	35,924	$310,743

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	16,744	42,027

Retail - Building Products — 0.3%
Aspen Aerogels, Inc.†	8,175	143,226
Beacon Roofing Supply, Inc.†	20,687	1,270,389
BlueLinx Holdings, Inc.†#	3,415	282,284
GMS, Inc.†	15,848	789,389
Patrick Industries, Inc.	8,421	506,186

		2,991,474

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	4,110	183,758

Retail - Convenience Store — 0.0%
Arko Corp.	30,891	278,946

Retail - Discount — 0.4%
Big Lots, Inc.#	11,200	274,288
BJ’s Wholesale Club Holdings, Inc.†	50,811	2,940,433
Citi Trends, Inc.†	2,982	89,102

		3,303,823

Retail - Drug Store — 0.0%
MedAvail Holdings, Inc.†	4,453	7,615
Rite Aid Corp.†#	20,627	114,892

		122,507

Retail - Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	10,621	127,558

Retail - Gardening Products — 0.0%
GrowGeneration Corp.†#	20,526	105,709

Retail - Hair Salons — 0.0%
Regis Corp.†#	15,829	12,158

Retail - Home Furnishings — 0.1%
Bassett Furniture Industries, Inc.	3,413	55,564
Haverty Furniture Cos., Inc.	6,039	170,662
Kirkland’s, Inc.†#	4,686	27,132
La-Z-Boy, Inc.	16,317	416,573

		669,931

Retail - Jewelry — 0.2%
Movado Group, Inc.	5,791	196,488
Signet Jewelers, Ltd.	19,593	1,167,743

		1,364,231

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	7,826	324,075

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†	11,784	90,737
Party City Holdco, Inc.†	40,966	58,991
PriceSmart, Inc.	9,093	714,983
Sally Beauty Holdings, Inc.†	40,715	617,239

		1,481,950

Retail - Office Supplies — 0.1%
ODP Corp.†	17,096	652,896

Retail - Pawn Shops — 0.1%
FirstCash Holdings, Inc.	14,720	1,098,848

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	7,550	166,326

Retail - Petroleum Products — 0.4%
Clean Energy Fuels Corp.†	57,504	317,997

Security Description	Shares	Value (Note 2)

Retail - Petroleum Products (continued)
Murphy USA, Inc.	8,648	$2,154,390
TravelCenters of America, Inc.†	4,628	180,723
World Fuel Services Corp.	23,124	573,244

		3,226,354

Retail - Regional Department Stores — 0.4%
Dillard’s, Inc., Class A#	2,012	606,578
Macy’s, Inc.	111,813	2,644,377

		3,250,955

Retail - Restaurants — 1.1%
Biglari Holdings, Inc., Class B†	303	40,514
BJ’s Restaurants, Inc.†	8,351	219,381
Bloomin’ Brands, Inc.	32,840	693,252
Brinker International, Inc.†	16,417	498,256
Carrols Restaurant Group, Inc.	12,391	22,799
Cheesecake Factory, Inc.	17,081	557,866
Chuy’s Holdings, Inc.†	7,377	166,646
Cracker Barrel Old Country Store, Inc.#	8,793	896,974
Dave & Buster’s Entertainment, Inc.†	16,237	615,220
Denny’s Corp.†	22,951	237,772
Dine Brands Global, Inc.	6,042	444,027
El Pollo Loco Holdings, Inc.†	7,061	73,152
Fiesta Restaurant Group, Inc.†	6,464	48,157
First Watch Restaurant Group, Inc.†	4,069	64,697
Jack in the Box, Inc.	7,844	535,745
Kura Sushi USA, Inc., Class A†	1,671	62,980
Noodles & Co.†	15,074	99,488
ONE Group Hospitality, Inc.†	7,687	69,106
Papa John’s International, Inc.	12,263	1,079,267
Portillo’s, Inc., Class A†#	8,530	158,402
Red Robin Gourmet Burgers, Inc.†	5,775	56,826
Ruth’s Hospitality Group, Inc.	12,229	225,381
Shake Shack, Inc., Class A†	13,874	674,970
Sweetgreen, Inc.† Class A	4,571	83,558
Texas Roadhouse, Inc.	25,951	2,023,400
Wingstop, Inc.	11,064	881,358

		10,529,194

Retail - Sporting Goods — 0.2%
Academy Sports & Outdoors, Inc.	29,113	975,577
Big 5 Sporting Goods Corp.#	7,717	98,392
Hibbett, Inc.	5,086	258,114
Sportsman’s Warehouse Holdings, Inc.†	16,135	152,637
Zumiez, Inc.†	7,222	236,954

		1,721,674

Retail - Vision Service Center — 0.1%
National Vision Holdings, Inc.†	30,735	864,883

Retail - Vitamins & Nutrition Supplements — 0.0%
Franchise Group, Inc.	10,504	416,694

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	68,602	391,031

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	102,463	1,323,822

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	13,387	318,611

Satellite Telecom — 0.3%
EchoStar Corp., Class A†	13,836	332,479
Globalstar, Inc.†	225,040	315,056
Gogo, Inc.†	21,911	443,917
Iridium Communications, Inc.†	43,790	1,625,047

218

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Satellite Telecom (continued)
KVH Industries, Inc.†	5,618	$43,708
Telesat Corp.†#	2,645	44,251

		2,804,458

Savings & Loans/Thrifts — 0.9%
Axos Financial, Inc.†	21,151	817,486
Banc of California, Inc.	20,317	390,899
Berkshire Hills Bancorp, Inc.	18,131	473,400
Brookline Bancorp, Inc.	28,464	403,335
Capitol Federal Financial, Inc.	48,174	488,966
Flushing Financial Corp.	10,782	249,064
FS Bancorp, Inc.	2,647	80,072
Hingham Institution for Savings	537	173,344
Home Bancorp, Inc.	2,774	95,398
HomeTrust Bancshares, Inc.	5,544	148,801
Northfield Bancorp, Inc.	16,315	216,826
Northwest Bancshares, Inc.	45,375	584,884
OceanFirst Financial Corp.	21,591	435,490
Pacific Premier Bancorp, Inc.	34,757	1,131,688
Provident Financial Services, Inc.	27,826	639,720
Southern Missouri Bancorp, Inc.	2,830	132,104
Washington Federal, Inc.	24,073	781,169
Waterstone Financial, Inc.	7,927	137,058
WSFS Financial Corp.	24,028	1,027,918

		8,407,622

Schools — 0.5%
2U, Inc.†	26,938	251,062
Adtalem Global Education, Inc.†	18,354	598,708
American Public Education, Inc.†	6,895	96,116
Coursera, Inc.†	27,070	457,754
Graham Holdings Co., Class B	1,418	869,262
Laureate Education, Inc.	36,807	468,553
Perdoceo Education Corp.†	26,085	284,587
Strategic Education, Inc.	9,038	594,881
Stride, Inc.†	15,374	601,277
Udemy, Inc.†	5,210	76,848

		4,299,048

Security Services — 0.1%
Brink’s Co.	17,823	1,084,173

Semiconductor Components - Integrated Circuits — 0.3%
MaxLinear, Inc.†	26,304	1,041,375
Power Integrations, Inc.	21,830	1,842,016

		2,883,391

Semiconductor Equipment — 0.9%
Axcelis Technologies, Inc.†	12,214	758,001
CMC Materials, Inc.	10,523	1,861,940
Cohu, Inc.†	17,766	540,619
FormFactor, Inc.†	28,828	1,183,678
Kulicke & Soffa Industries, Inc.	22,698	1,229,551
Onto Innovation, Inc.†	18,053	1,451,100
SkyWater Technology, Inc.†#	2,994	19,970
Ultra Clean Holdings, Inc.†	16,456	552,263
Veeco Instruments, Inc.†	18,459	395,576

		7,992,698

Silver Mining — 0.0%
Gatos Silver, Inc.†#	17,197	52,967
Pan American Silver Corp. CVR†	171,891	121,355

		174,322

Software Tools — 0.1%
Digital Turbine, Inc.†	33,660	855,974

Security Description	Shares	Value (Note 2)

Steel Pipe & Tube — 0.1%
Northwest Pipe Co.†	3,587	$119,842
Omega Flex, Inc.	1,151	127,232
TimkenSteel Corp.†	17,025	393,277

		640,351

Steel-Producers — 0.3%
Carpenter Technology Corp.	17,661	622,197
Commercial Metals Co.	44,522	1,768,859
Schnitzer Steel Industries, Inc., Class A	9,735	395,436

		2,786,492

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.†	47,220	1,298,550

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	10,236	54,660

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	11,491	170,871

Telecom Equipment-Fiber Optics — 0.0%
Clearfield, Inc.†	4,224	261,043
Luna Innovations, Inc.†	11,437	69,080

		330,123

Telecom Services — 0.3%
ATN International, Inc.	4,121	181,695
Aviat Networks, Inc.†	4,051	118,775
Consolidated Communications Holdings, Inc.†	27,027	178,919
Ooma, Inc.†	8,264	116,026
Vonage Holdings Corp.†	94,059	1,821,923

		2,417,338

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	18,135	336,042
Cambium Networks Corp.†	3,990	57,017
Credo Technology Group Holding, Ltd.†	8,174	83,620
DZS, Inc.†	6,378	111,551
Harmonic, Inc.†	33,589	323,462
Plantronics, Inc.†	15,814	624,337
Preformed Line Products Co.	1,093	67,755
Viavi Solutions, Inc.†	85,257	1,233,669

		2,837,453

Telephone - Integrated — 0.1%
Shenandoah Telecommunications Co.	17,916	411,352
Telephone & Data Systems, Inc.	37,462	664,201

		1,075,553

Television — 0.2%
AMC Networks, Inc., Class A†	10,785	423,419
Gray Television, Inc.	31,679	624,710
Sinclair Broadcast Group, Inc., Class A#	17,026	412,540

		1,460,669

Theaters — 0.4%
AMC Entertainment Holdings, Inc., Class A†	191,347	2,743,916
Cinemark Holdings, Inc.†	40,063	680,270

		3,424,186

Therapeutics — 0.1%
Agios Pharmaceuticals, Inc.†	20,140	392,126
Akebia Therapeutics, Inc.†#	64,646	23,913
Anika Therapeutics, Inc.†	5,349	116,287
CorMedix, Inc.†#	14,046	45,509
G1 Therapeutics, Inc.†#	14,685	71,369
MannKind Corp.†#	91,520	382,554

219

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Therapeutics (continued)
Ocugen, Inc.†#	68,444	$162,212
Outlook Therapeutics, Inc.†#	42,220	48,553

		1,242,523

Tobacco — 0.2%
22nd Century Group, Inc.†#	59,681	108,619
Greenlane Holdings, Inc., Class A†#	6,781	1,999
Turning Point Brands, Inc.	5,399	157,867
Universal Corp.	8,962	570,700
Vector Group, Ltd.	53,247	655,471

		1,494,656

Tools - Hand Held — 0.1%
Cadre Holdings, Inc.	2,357	59,373
Enerpac Tool Group Corp.	22,398	437,209

		496,582

Toys — 0.0%
Funko, Inc., Class A†	9,962	202,926

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	31,301	221,611

Transport-Air Freight — 0.2%
Air Transport Services Group, Inc.†	21,877	661,123
Atlas Air Worldwide Holdings, Inc.†	10,672	743,945

		1,405,068

Transport-Equipment & Leasing — 0.2%
GATX Corp.	13,092	1,413,281
Greenbrier Cos., Inc.	11,819	491,789
Willis Lease Finance Corp.†	1,074	40,296

		1,945,366

Transport-Marine — 0.4%
Costamare, Inc.	19,566	278,229
DHT Holdings, Inc.	51,990	309,860
Dorian LPG, Ltd.	11,540	196,180
Eagle Bulk Shipping, Inc.	3,312	242,637
Frontline, Ltd.†#	45,586	441,273
Genco Shipping & Trading, Ltd.	11,908	300,677
International Seaways, Inc.	17,044	411,272
Nordic American Tankers, Ltd.	62,323	127,762
Safe Bulkers, Inc.	23,487	111,798
Scorpio Tankers, Inc.	18,080	597,544
SFL Corp., Ltd.	45,968	517,140
Teekay Corp.†	25,743	87,011
Teekay Tankers, Ltd., Class A†	8,840	182,546

		3,803,929

Transport - Services — 0.4%
CryoPort, Inc.†	15,034	382,615
Forward Air Corp.	9,944	926,681
Hub Group, Inc., Class A†	12,273	895,684
Matson, Inc.	15,414	1,385,410
Radiant Logistics, Inc.†	14,549	96,460
Universal Logistics Holdings, Inc.	2,839	79,180

		3,766,030

Transport - Truck — 0.5%
ArcBest Corp.	9,383	709,636
Covenant Logistics Group, Inc.	4,488	101,743
Daseke, Inc.†	14,886	112,538
Heartland Express, Inc.	17,464	249,386
Marten Transport, Ltd.	22,060	387,374
P.A.M. Transportation Services, Inc.†	2,628	73,190
Saia, Inc.†	9,836	1,943,495

Security Description	Shares	Value (Note 2)

Transport - Truck (continued)
US Xpress Enterprises, Inc., Class A†	9,971	$29,514
Werner Enterprises, Inc.	22,503	912,947
Yellow Corp.†	18,662	70,542

		4,590,365

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	27,006	28,086

Veterinary Diagnostics — 0.0%
Heska Corp.†	3,627	361,938

Vitamins & Nutrition Products — 0.2%
BellRing Brands, Inc.†	41,766	1,092,181
Nature’s Sunshine Products, Inc.†	4,396	53,147
USANA Health Sciences, Inc.†	4,445	312,617

		1,457,945

Water — 0.4%
American States Water Co.	13,675	1,083,744
Artesian Resources Corp., Class A	3,017	148,074
California Water Service Group	19,491	1,046,082
Global Water Resources, Inc.	4,688	67,226
Middlesex Water Co.	6,405	544,617
SJW Group	10,259	634,519
York Water Co.	4,828	197,852

		3,722,114

Water Treatment Systems — 0.2%
Energy Recovery, Inc.†	15,414	311,517
Evoqua Water Technologies Corp.†	42,902	1,526,882
Pure Cycle Corp.†	7,134	80,614

		1,919,013

Web Hosting/Design — 0.1%
Q2 Holdings, Inc.†	20,269	1,068,784

Wire & Cable Products — 0.2%
Belden, Inc.	16,400	944,312
Encore Wire Corp.	7,323	915,522
Insteel Industries, Inc.	6,910	286,143

		2,145,977

Wireless Equipment — 0.2%
Anterix, Inc.†	4,310	184,425
CalAmp Corp.†	13,163	95,563
Casa Systems, Inc.†	11,779	51,828
InterDigital, Inc.	11,469	748,811
Maxar Technologies, Inc.	26,883	802,726
Ribbon Communications, Inc.†	26,070	73,778

		1,957,131

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	14,210	327,398
ViewRay, Inc.†	55,811	161,294

		488,692

Total Common Stocks
(cost $786,084,338)		904,019,945

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A† Expires 09/01/2024	2,303	55,134
Whiting Petroleum Corp., Series B† Expires 09/01/2025	1,151	19,383

		74,517

220

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS (continued)
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.† Expires 06/11/2026#	1,334	$70,035

Total Warrants
(cost $0)		144,552

Total Long-Term Investment Securities
(cost $786,084,338)		904,164,497

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(2)(3)	21,901,679	21,901,679

U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.07% due 06/16/2022(4)	$600,000	599,859
0.07% due 07/14/2022(4)	950,000	949,040
0.08% due 08/11/2022(4)	2,500,000	2,494,913

		4,043,812

Total Short-Term Investment Securities
(cost $25,951,210)		25,945,491

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $17,637,871 and collateralized by $19,640,900 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an approximate value of $17,990,613. (cost $17,637,842)	17,637,842	17,637,842

TOTAL INVESTMENTS
(cost $829,673,390)(5)	102.3%	947,747,830
Liabilities in excess of other assets	(2.3)	(21,515,592)

NET ASSETS	100.0%	$926,232,238

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2022.
(3)

At May 31, 2022, the Fund had loaned securities with a total value of $40,550,845. This was secured by collateral of $21,901,679, which was received in cash and subsequently invested in short-term investments currently valued at $21,901,679 as reported in the Portfolio of Investments. Additional collateral of $21,541,045 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
Government National Mtg. Assoc.	1.00% to 1.75%	12/20/2050 to 11/20/2051	$83,267
United States Treasury Bills	0.00%	06/09/2022 to 11/03/2022	1,748,090
United States Treasury Notes/Bonds	0.13% to 6.88%	06/30/2022 to 02/15/2052	19,709,688

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

CVR — Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
235	Long	E-mini Russell 2000 Index	June 2022	$22,989,770	$21,877,325	$(1,112,445)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

221

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$49,408,027	$—	$754	$49,408,781
Medical-Drugs	13,678,495	—	59,180	13,737,675
Oil Companies-Exploration & Production	44,829,570	—	0	44,829,570
Other Industries	796,043,919	—	—	796,043,919
Warrants	144,552	—	—	144,552
Short-Term Investment Securities:
Registered Investment Companies	21,901,679	—	—	21,901,679
U.S Government Treasuries	—	4,043,812	—	4,043,812
Repurchase Agreements	—	17,637,842	—	17,637,842

Total Investments at Value	$926,006,242	$21,681,654	$59,934	$947,747,830

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$1,112,445	$—	$—	$1,112,445

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Financial Statements

222

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Consumer Products — Misc.	7.3%
Banks — Commercial	6.8
Oil Companies — Exploration & Production	5.9
Metal Processors & Fabrication	5.0
Insurance — Property/Casualty	4.5
Registered Investment Companies	4.4
Real Estate Investment Trusts	3.7
Food — Misc./Diversified	3.6
Retail — Restaurants	3.3
Chemicals — Diversified	3.9
Chemicals — Specialty	2.9
Building Products — Cement	2.7
Machinery — Electrical	2.6
Distribution/Wholesale	2.6
Computer Services	1.8
Containers — Metal/Glass	1.7
Machinery — Pumps	1.7
Oil & Gas Drilling	1.6
Medical — Wholesale Drug Distribution	1.5
Insurance — Life/Health	1.3
Building Products — Doors & Windows	1.3
Commercial Services — Finance	1.3
Wire & Cable Products	1.2
Containers — Paper/Plastic	1.2
Electronic Components — Misc.	1.2
Auto/Truck Parts & Equipment — Original	1.2
Human Resources	1.2
Commercial Services	1.1
Paper & Related Products	1.0
Auto/Truck Parts & Equipment — Replacement	1.0
Machinery — General Industrial	1.0
Investment Companies	1.0
Electric — Integrated	1.0
Building & Construction Products — Misc.	0.9
Building Products — Wood	0.8
Medical — Drugs	0.8
Transport — Truck	0.8
Beverages — Non — alcoholic	0.8
Rubber/Plastic Products	0.7
Food — Confectionery	0.7
X — Ray Equipment	0.7
Dental Supplies & Equipment	0.7
Specified Purpose Acquisitions	0.7
Oil — Field Services	0.7
Diversified Operations/Commercial Services	0.6
Retail — Vitamins & Nutrition Supplements	0.6
Machinery — Farming	0.6
Finance — Leasing Companies	0.6
Machinery — Material Handling	0.6
Medical Instruments	0.6
Medical — Generic Drugs	0.5
Rental Auto/Equipment	0.5
Office Supplies & Forms	0.5
Footwear & Related Apparel	0.5
Printing — Commercial	0.4
Enterprise Software/Service	0.4
Miscellaneous Manufacturing	0.4
Publishing — Periodicals	0.4
Apparel Manufacturers	0.3
Quarrying	0.3
Housewares	0.3
Food — Catering	0.3
Building Products — Air & Heating	0.2
Recycling	0.2
Office Automation & Equipment	0.2
Investment Management/Advisor Services	0.2
Energy — Alternate Sources	0.2
Transport — Marine	0.2

Networking Products	0.1
Cosmetics & Toiletries	0.1
Transactional Software	0.1
Oil Field Machinery & Equipment	0.1
Leisure Games	0.1
Publishing — Newspapers	0.1

102.0%

*	Calculated as a percentage of net assets

223

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.6%
Apparel Manufacturers — 0.3%
Delta Apparel, Inc.†	25,888	$758,777

Auto/Truck Parts & Equipment - Original — 1.2%
Holley, Inc.†#	262,521	2,753,845

Auto/Truck Parts & Equipment - Replacement — 1.0%
Douglas Dynamics, Inc.	78,568	2,468,607

Banks - Commercial — 6.8%
Associated Banc-Corp	86,095	1,782,167
CVB Financial Corp.	73,437	1,819,769
First Hawaiian, Inc.	45,524	1,165,870
Hancock Whitney Corp.	41,999	2,093,230
Renasant Corp.	48,296	1,494,278
South State Corp.	27,994	2,262,475
UMB Financial Corp.	58,258	5,380,126

		15,997,915

Beverages - Non-alcoholic — 0.8%
Primo Water Corp.	128,640	1,842,125

Building & Construction Products - Misc. — 0.9%
Simpson Manufacturing Co., Inc.	20,598	2,231,793

Building Products - Air & Heating — 0.2%
SPX Corp.†	11,178	562,589

Building Products - Cement — 2.7%
Eagle Materials, Inc.	47,971	6,263,094

Building Products - Doors & Windows — 1.3%
Griffon Corp.	76,711	2,460,122
JELD-WEN Holding, Inc.†	31,615	595,310

		3,055,432

Building Products - Wood — 0.8%
UFP Industries, Inc.	24,241	1,871,405

Chemicals - Diversified — 3.9%
Innospec, Inc.	73,960	7,546,139
Schweitzer-Mauduit International, Inc.	60,181	1,632,109

		9,178,248

Chemicals - Specialty — 2.9%
Diversey Holdings, Ltd.†	82,796	811,401
Ecovyst, Inc.	140,499	1,442,925
Element Solutions, Inc.	33,702	717,515
Minerals Technologies, Inc.	9,799	649,282
NewMarket Corp.	10,161	3,348,253

		6,969,376

Commercial Services — 1.1%
API Group Corp.†	145,500	2,538,975

Commercial Services - Finance — 1.3%
CBIZ, Inc.†	72,261	2,959,811

Computer Services — 1.8%
Kyndryl Holdings, Inc.†	64,061	790,513
MAXIMUS, Inc.	24,096	1,563,589
Parsons Corp.†	48,764	1,903,747

		4,257,849

Consumer Products - Misc. — 7.3%
Central Garden & Pet Co.†	36,118	1,631,811
Central Garden & Pet Co., Class A†	51,269	2,170,217
Helen of Troy, Ltd.†	22,006	4,075,291
Quanex Building Products Corp.	116,158	2,362,654
Spectrum Brands Holdings, Inc.	79,362	6,963,222

		17,203,195

Security Description	Shares	Value (Note 2)

Containers - Metal/Glass — 1.7%
Silgan Holdings, Inc.	93,928	$4,114,986

Containers - Paper/Plastic — 1.2%
Matthews International Corp., Class A	10,909	353,015
TriMas Corp.	88,927	2,505,963

		2,858,978

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.	8,478	308,599

Dental Supplies & Equipment — 0.7%
Patterson Cos., Inc.	50,927	1,608,784

Distribution/Wholesale — 2.6%
Avient Corp.	124,606	6,130,615

Diversified Operations/Commercial Services — 0.6%
Viad Corp.†	50,898	1,533,048

Electric - Integrated — 1.0%
ALLETE, Inc.	9,174	568,971
Hawaiian Electric Industries, Inc.	39,553	1,707,503

		2,276,474

Electronic Components - Misc. — 1.2%
Atkore, Inc.†	25,316	2,757,419

Energy - Alternate Sources — 0.2%
Alto Ingredients, Inc.†	90,010	400,545

Enterprise Software/Service — 0.4%
E2open Parent Holdings, Inc.†#	115,951	936,884

Finance - Leasing Companies — 0.6%
Air Lease Corp.	36,690	1,379,911

Food - Catering — 0.3%
Healthcare Services Group, Inc.	34,887	599,010

Food - Confectionery — 0.7%
Tootsie Roll Industries, Inc.	31,660	1,046,996
Utz Brands, Inc.#	44,701	625,814

		1,672,810

Food - Misc./Diversified — 3.6%
J&J Snack Foods Corp.	43,251	5,545,643
Nomad Foods, Ltd.†	140,798	2,938,454

		8,484,097

Footwear & Related Apparel — 0.5%
Steven Madden, Ltd.	31,937	1,187,418

Housewares — 0.3%
Tupperware Brands Corp.†	95,424	632,661

Human Resources — 1.2%
Korn Ferry	44,337	2,724,952

Insurance - Life/Health — 1.3%
CNO Financial Group, Inc.	36,001	740,541
Jackson Financial, Inc., Class A#	48,891	1,780,121
National Western Life Group, Inc., Class A	2,949	616,606

		3,137,268

Insurance - Property/Casualty — 4.5%
Doma Holdings, Inc.†	36,452	69,259
Enstar Group, Ltd.†	12,705	2,946,670
Hanover Insurance Group, Inc.	23,613	3,461,666
ProAssurance Corp.	52,565	1,167,469
Stewart Information Services Corp.	54,827	3,042,350

		10,687,414

224

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Companies — 1.0%
Apollo Investment Corp.	82,596	$1,024,190
New Mountain Finance Corp.#	106,244	1,373,735

		2,397,925

Investment Management/Advisor Services — 0.2%
GlassBridge Enterprises, Inc.†	292	2,336
Westwood Holdings Group, Inc.	27,461	414,249

		416,585

Leisure Games — 0.1%
Bowlero Corp.†	20,737	231,840

Machinery - Electrical — 2.6%
Babcock & Wilcox Enterprises, Inc.†	107,412	703,548
Franklin Electric Co., Inc.	74,490	5,491,403

		6,194,951

Machinery - Farming — 0.6%
Alamo Group, Inc.	12,462	1,465,905

Machinery - General Industrial — 1.0%
Kadant, Inc.	12,974	2,401,487

Machinery - Material Handling — 0.6%
Columbus McKinnon Corp.	40,710	1,373,962

Machinery - Pumps — 1.7%
CSW Industrials, Inc.	36,552	3,878,898
NN, Inc.†	44,233	123,853

		4,002,751

Medical Instruments — 0.6%
Natus Medical, Inc.†	41,045	1,345,866

Medical - Drugs — 0.8%
Prestige Consumer Healthcare, Inc.†	33,513	1,870,696

Medical - Generic Drugs — 0.5%
Perrigo Co. PLC	31,347	1,249,491

Medical - Wholesale Drug Distribution — 1.5%
Owens & Minor, Inc.	72,628	2,533,265
Premier, Inc., Class A	23,994	897,615

		3,430,880

Metal Processors & Fabrication — 5.0%
Hillman Solutions Corp.†	240,414	2,743,124
Janus International Group, Inc.†	105,800	1,172,264
Mayville Engineering Co., Inc.†	68,874	624,687
Mueller Industries, Inc.	135,362	7,289,244

		11,829,319

Miscellaneous Manufacturing — 0.4%
Hillenbrand, Inc.	21,722	908,848

Networking Products — 0.1%
NETGEAR, Inc.†	17,588	335,051

Office Automation & Equipment — 0.2%
Xerox Holdings Corp.	23,299	438,487

Office Supplies & Forms — 0.5%
ACCO Brands Corp.	157,975	1,191,132

Oil & Gas Drilling — 1.6%
Patterson-UTI Energy, Inc.	200,837	3,831,970

Oil Companies - Exploration & Production — 5.9%
Berry Corp.	84,564	941,197
Callon Petroleum Co.†	17,443	1,019,718
Magnolia Oil & Gas Corp., Class A	132,558	3,659,926
Northern Oil and Gas, Inc.	30,945	1,011,592
Southwestern Energy Co.†	394,641	3,599,126
Whiting Petroleum Corp.	42,352	3,746,458

		13,978,017

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc.†	11,287	$279,240

Oil - Field Services — 0.7%
Liberty Oilfield Services, Inc., Class A†	64,095	1,042,826
TechnipFMC PLC†	61,227	504,510

		1,547,336

Paper & Related Products — 1.0%
Neenah, Inc.	65,228	2,472,793

Printing - Commercial — 0.4%
Ennis, Inc.	57,197	1,038,126

Publishing - Newspapers — 0.1%
DallasNews Corp.	19,070	127,388

Publishing - Periodicals — 0.4%
Thryv Holdings, Inc.†	34,631	906,986

Quarrying — 0.3%
Compass Minerals International, Inc.	16,266	730,831

Real Estate Investment Trusts — 3.7%
AGNC Investment Corp.	138,628	1,695,420
Apollo Commercial Real Estate Finance, Inc.	100,753	1,282,586
New York Mtg. Trust, Inc.	486,393	1,473,771
Two Harbors Investment Corp.	527,097	2,814,698
Washington Real Estate Investment Trust	61,653	1,497,551

		8,764,026

Recycling — 0.2%
Harsco Corp.†	66,189	549,369

Rental Auto/Equipment — 0.5%
Custom Truck One Source, Inc.†#	203,446	1,212,538

Retail - Restaurants — 3.3%
Denny’s Corp.†	196,216	2,032,798
Dine Brands Global, Inc.	44,471	3,268,174
Jack in the Box, Inc.	35,348	2,414,268

		7,715,240

Retail - Vitamins & Nutrition Supplements — 0.6%
Franchise Group, Inc.	37,413	1,484,174

Rubber/Plastic Products — 0.7%
Myers Industries, Inc.	70,581	1,679,828

Specified Purpose Acquisitions — 0.7%
Pershing Square Tontine Holdings, Ltd., Class A†	78,456	1,558,136

Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	185,801	282,418

Transport - Marine — 0.2%
Nordic American Tankers, Ltd.#	176,469	361,761

Transport - Truck — 0.8%
Werner Enterprises, Inc.	45,657	1,852,305

Wire & Cable Products — 1.2%
Belden, Inc.	49,725	2,863,165

X-Ray Equipment — 0.7%
Varex Imaging Corp.†	70,615	1,626,970

Total Long-Term Investment Securities
(cost $202,042,031)		230,292,702

225

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Registered Investment Companies — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%(2)	5,673,502	$5,673,502
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(2)	4,869,758	4,869,758

Total Short-Term Investment Securities
(cost $10,543,260)		10,543,260

TOTAL INVESTMENTS
(cost $212,585,291)(3)	102.0%	240,835,962
Liabilities in excess of other assets	(2.0)	(4,822,981)

NET ASSETS	100.0%	$236,012,981

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2022, the Fund had loaned securities with a total value of $5,636,205. This was secured by collateral of $4,869,758, which was received in cash and subsequently invested in short-term investments currently valued at $4,869,758 as reported in the Portfolio of Investments. Additional collateral of $978,753 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	$37,663
United States Treasury Notes/Bonds	0.13% to 4.50%	06/30/2022 to 02/15/2051	941,090

(2)	The rate shown is the 7-day yield as of May 31, 2022.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$230,292,702	$—	$—	$230,292,702
Short-Term Investment Securities	10,543,260	—	—	10,543,260

Total Investments at Value	$240,835,962	$—	$—	$240,835,962

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

226

VALIC Company I Small Cap Value Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Banks — Commercial	14.9%
Real Estate Investment Trusts	12.2
Oil Companies — Exploration & Production	6.4
Medical — Biomedical/Gene	3.0
Repurchase Agreements	2.4
Building — Residential/Commercial	2.1
Distribution/Wholesale	2.0
Electronic Components — Misc.	2.0
Oil — Field Services	1.9
Gas — Distribution	1.8
Savings & Loans/Thrifts	1.7
Electric — Integrated	1.5
Human Resources	1.4
Medical Information Systems	1.3
Enterprise Software/Service	1.2
Building — Heavy Construction	1.1
Building & Construction — Misc.	1.0
Insurance — Property/Casualty	1.0
Television	1.0
Independent Power Producers	0.9
Financial Guarantee Insurance	0.9
Steel — Producers	0.9
Retail — Automobile	0.9
Food — Wholesale/Distribution	0.9
Building — Maintenance & Services	0.8
Retail — Regional Department Stores	0.8
Metal — Aluminum	0.8
Pharmacy Services	0.7
Rental Auto/Equipment	0.7
Insurance — Reinsurance	0.7
Pastoral & Agricultural	0.7
Cable/Satellite TV	0.7
Commercial Services	0.7
Retail — Building Products	0.6
Oil Refining & Marketing	0.6
Transport — Services	0.6
Computers — Integrated Systems	0.6
Transport — Truck	0.6
Coal	0.6
Real Estate Operations & Development	0.6
Chemicals — Specialty	0.6
Computer Services	0.6
Oil & Gas Drilling	0.5
Consumer Products — Misc.	0.5
Building Products — Wood	0.5
Oil Companies — Integrated	0.5
Auto/Truck Parts & Equipment — Original	0.5
Chemicals — Diversified	0.5
Medical — Drugs	0.5
Theaters	0.5
Data Processing/Management	0.4
Food — Retail	0.4
Vitamins & Nutrition Products	0.4
Gas — Transportation	0.4
Machinery — Electrical	0.4
Consulting Services	0.4
Medical Products	0.4
Medical Instruments	0.4
Investment Management/Advisor Services	0.4
Finance — Consumer Loans	0.4
Water	0.4
Metal Processors & Fabrication	0.4
Agricultural Operations	0.4
Registered Investment Companies	0.4
Energy — Alternate Sources	0.4
Retail — Jewelry	0.4
Circuit Boards	0.4
Transport — Marine	0.3
Electronic Components — Semiconductors	0.3

Insurance — Life/Health	0.3
Airlines	0.3
Medical Imaging Systems	0.3
Medical — Hospitals	0.3
Machinery — Pumps	0.3
Computer Data Security	0.3
Finance — Mortgage Loan/Banker	0.3
Building & Construction Products — Misc.	0.3
Cosmetics & Toiletries	0.3
Machinery — Construction & Mining	0.3
Machinery — Farming	0.2
Rubber — Tires	0.2
Medical — Wholesale Drug Distribution	0.2
Machinery — General Industrial	0.2
Real Estate Management/Services	0.2
Satellite Telecom	0.2
Office Furnishings — Original	0.2
Finance — Investment Banker/Broker	0.2
Aerospace/Defense — Equipment	0.2
Electric — Distribution	0.2
Semiconductor Equipment	0.2
Apparel Manufacturers	0.2
Telecommunication Equipment	0.2
E-Commerce/Services	0.2
Office Supplies & Forms	0.2
Retail — Office Supplies	0.2
Retail — Sporting Goods	0.2
Transport — Equipment & Leasing	0.2
Transport — Air Freight	0.2
Auto — Truck Trailers	0.2
Miscellaneous Manufacturing	0.2
Networking Products	0.2
Home Furnishings	0.2
Banks — Mortgage	0.2
Containers — Metal/Glass	0.1
Banks — Super Regional	0.1
Power Converter/Supply Equipment	0.1
Engineering/R&D Services	0.1
Diversified Manufacturing Operations	0.1
Resorts/Theme Parks	0.1
Multimedia	0.1
Retail — Apparel/Shoe	0.1
Medical — Outpatient/Home Medical	0.1
Medical — Nursing Homes	0.1
Finance — Commercial	0.1
Internet Content — Information/News	0.1
Disposable Medical Products	0.1
Retail — Appliances	0.1
Food — Canned	0.1
Retail — Petroleum Products	0.1
Computer Software	0.1
Motion Pictures & Services	0.1
Medical Labs & Testing Services	0.1
Schools	0.1
Machinery — Material Handling	0.1
Travel Services	0.1
Precious Metals	0.1
Steel Pipe & Tube	0.1
Therapeutics	0.1
Commercial Services — Finance	0.1
Advertising Services	0.1
Pipelines	0.1
Retail — Drug Store	0.1
Footwear & Related Apparel	0.1
Housewares	0.1
Printing — Commercial	0.1
Funeral Services & Related Items	0.1
Advanced Materials	0.1
Medical — Generic Drugs	0.1

227

VALIC Company I Small Cap Value Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited) — (continued)

E-Marketing/Info	0.1%
Diagnostic Equipment	0.1
Retail — Discount	0.1
Retail — Pawn Shops	0.1
Steel — Specialty	0.1
Night Clubs	0.1
Oil Field Machinery & Equipment	0.1
Hazardous Waste Disposal	0.1
X-Ray Equipment	0.1
Food — Misc./Diversified	0.1
Hotels/Motels	0.1

100.2%

*	Calculated as a percentage of net assets

228

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Advanced Materials — 0.1%
Materion Corp.	4,400	$360,712

Advertising Services — 0.1%
Entravision Communications Corp., Class A	74,600	390,158

Aerospace/Defense - Equipment — 0.2%
AAR Corp.†	8,100	390,582
Barnes Group, Inc.	6,100	219,783
Moog, Inc., Class A	6,300	512,757

		1,123,122

Agricultural Operations — 0.4%
Andersons, Inc.	39,500	1,485,595
Bunge, Ltd.	2,500	295,800
Fresh Del Monte Produce, Inc.	7,500	191,550

		1,972,945

Airlines — 0.3%
Hawaiian Holdings, Inc.†	25,000	443,750
SkyWest, Inc.†	45,000	1,213,200

		1,656,950

Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	2,800	751,968
Kontoor Brands, Inc.	7,600	304,532

		1,056,500

Applications Software — 0.0%
IBEX Holdings, Ltd.†	6,700	119,930

Audio/Video Products — 0.0%
Universal Electronics, Inc.†	7,800	209,040

Auto-Truck Trailers — 0.2%
Wabash National Corp.	59,900	919,465

Auto/Truck Parts & Equipment - Original — 0.5%
Adient PLC†	23,500	831,665
American Axle & Manufacturing Holdings, Inc.†	19,600	158,956
Dana, Inc.	23,600	390,816
Meritor, Inc.†	35,000	1,265,950

		2,647,387

Auto/Truck Parts & Equipment - Replacement — 0.0%
Douglas Dynamics, Inc.	4,300	135,106

Banks - Commercial — 14.9%
1st Source Corp.	12,620	593,392
Amalgamated Financial Corp.	22,500	488,925
American National Bankshares, Inc.	2,500	89,025
Ameris Bancorp	19,200	875,328
Associated Banc-Corp	79,300	1,641,510
Atlantic Union Bankshares Corp.	15,100	532,426
Bank of N.T. Butterfield & Son, Ltd.	20,200	637,916
BankUnited, Inc.	7,800	324,948
Banner Corp.	8,400	488,124
Bar Harbor Bankshares	15,700	427,825
Bridgewater Bancshares, Inc.†	19,200	311,616
Business First Bancshares, Inc.	28,800	637,344
Byline Bancorp, Inc.	49,700	1,241,506
Cadence Bank	48,650	1,300,414
Capital Bancorp, Inc.	3,800	89,072
Capital City Bank Group, Inc.	6,600	180,180
Capstar Financial Holdings, Inc.	18,200	379,106
Cathay General Bancorp	55,590	2,285,305
Central Pacific Financial Corp.	51,400	1,240,796
City Holding Co.	6,700	550,003
Columbia Banking System, Inc.	23,500	708,525
Community Bank System, Inc.	9,480	625,680

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Community Trust Bancorp, Inc.	22,818	$959,497
ConnectOne Bancorp, Inc.	58,900	1,623,284
CrossFirst Bankshares, Inc.†	3,500	47,005
Customers Bancorp, Inc.†	29,200	1,205,960
CVB Financial Corp.	72,100	1,786,638
Dime Community Bancshares, Inc.	14,772	464,432
Eastern Bankshares, Inc.	64,900	1,263,603
Enterprise Financial Services Corp.	27,559	1,276,257
Equity Bancshares, Inc., Class A	7,500	243,825
Farmers National Banc Corp.	11,500	178,595
FB Financial Corp.	7,426	312,041
Financial Institutions, Inc.	21,200	596,780
First Bancorp	7,300	273,531
First BanCorp/Puerto Rico	111,700	1,667,681
First Bancshares, Inc.	4,500	135,450
First Citizens BancShares, Inc., Class A	1,780	1,246,712
First Commonwealth Financial Corp.	122,400	1,714,824
First Financial Corp.	16,400	737,672
First Foundation, Inc.	16,800	378,840
First Horizon Corp.	47,908	1,093,740
First Internet Bancorp	6,000	231,900
First Interstate BancSystem, Inc., Class A	23,987	913,185
First Merchants Corp.	29,800	1,226,568
Flagstar Bancorp, Inc.	34,300	1,321,579
Fulton Financial Corp.	39,100	619,735
Glacier Bancorp, Inc.	14,900	721,309
Great Southern Bancorp, Inc.	11,700	694,395
Hancock Whitney Corp.	64,521	3,215,727
Hanmi Financial Corp.	32,800	765,552
HBT Financial, Inc.	11,400	198,246
Heartland Financial USA, Inc.	6,300	278,649
Heritage Commerce Corp.	23,700	271,839
Hilltop Holdings, Inc.	41,600	1,248,416
Home BancShares, Inc.	89,300	2,017,287
HomeStreet, Inc.	21,400	862,634
Hope Bancorp, Inc.	150,027	2,187,394
Horizon Bancorp, Inc.	18,100	325,257
Independent Bank Corp.	13,600	269,416
Independent Bank Corp.	8,900	741,370
Kearny Financial Corp.	59,300	735,913
Lakeland Bancorp, Inc.	5,900	91,568
Luther Burbank Corp.	19,500	265,980
Mercantile Bank Corp.	2,000	66,100
Merchants Bancorp	6,050	154,215
Meta Financial Group, Inc.	20,900	868,813
Midland States Bancorp, Inc.	3,300	88,704
MidWestOne Financial Group, Inc.	2,100	63,903
MVB Financial Corp.	1,500	55,995
Nicolet Bankshares, Inc.†	2,000	159,720
OFG Bancorp	65,400	1,853,436
Old National Bancorp	313,061	4,977,670
Old Second Bancorp, Inc.	29,300	447,411
Origin Bancorp, Inc.	8,900	347,812
Orrstown Financial Services, Inc.	5,700	140,106
PacWest Bancorp	4,835	152,689
Peapack-Gladstone Financial Corp.	24,100	812,170
Peoples Bancorp, Inc.	8,790	251,218
Pinnacle Financial Partners, Inc.	5,100	415,242
Preferred Bank	1,800	123,318
Premier Financial Corp.	12,820	348,319
Provident Bancorp, Inc.	18,200	273,364
QCR Holdings, Inc.	11,800	653,956
Renasant Corp.	1,500	46,410
Republic Bancorp, Inc., Class A	5,400	248,130
Sandy Spring Bancorp, Inc.	16,400	694,540

229

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Sierra Bancorp	3,900	$84,435
Simmons First National Corp., Class A	11,800	303,378
SmartFinancial, Inc.	15,250	394,975
South Plains Financial, Inc.	3,800	93,936
SouthState Corp.	2,840	229,529
TriCo Bancshares	11,500	521,410
TriState Capital Holdings, Inc.†	5,600	171,248
Trustmark Corp.	40,800	1,186,872
UMB Financial Corp.	25,760	2,378,936
United Community Banks, Inc.	66,300	2,083,809
Valley National Bancorp	98,420	1,250,918
Veritex Holdings, Inc.	36,722	1,265,440
Washington Trust Bancorp, Inc.	1,380	69,276
Webster Financial Corp.	13,800	677,442
WesBanco, Inc.	8,600	292,916
Westamerica BanCorp	17,124	1,031,036
Wintrust Financial Corp.	10,600	926,334

		78,264,383

Banks - Mortgage — 0.2%
Walker & Dunlop, Inc.	7,600	807,956

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	7,900	577,332
National Bank Holdings Corp., Class A	4,200	171,150

		748,482

Building & Construction Products - Misc. — 0.3%
Builders FirstSource, Inc.†	13,750	894,987
Louisiana-Pacific Corp.	7,200	497,232

		1,392,219

Building & Construction - Misc. — 1.0%
Comfort Systems USA, Inc.	9,100	816,452
EMCOR Group, Inc.	34,298	3,622,898
MYR Group, Inc.†	10,100	925,261

		5,364,611

Building Products - Wood — 0.5%
Boise Cascade Co.	23,300	1,801,556
UFP Industries, Inc.	13,000	1,003,600

		2,805,156

Building - Heavy Construction — 1.1%
Arcosa, Inc.	10,900	576,283
Granite Construction, Inc.	43,200	1,410,480
Great Lakes Dredge & Dock Corp.†	28,200	414,540
MasTec, Inc.†	18,350	1,533,876
Primoris Services Corp.	41,000	995,480
Sterling Construction Co., Inc.†	20,300	499,583
Tutor Perini Corp.†	20,200	204,828

		5,635,070

Building - Maintenance & Services — 0.8%
ABM Industries, Inc.	89,500	4,327,325

Building - Residential/Commercial — 2.1%
KB Home	10,700	369,043
Meritage Homes Corp.†	14,700	1,254,057
Taylor Morrison Home Corp.†	176,300	5,107,411
Tri Pointe Homes, Inc.†	207,500	4,372,025

		11,102,536

Cable/Satellite TV — 0.7%
Liberty Latin America, Ltd., Class A†	144,800	1,377,048
Liberty Latin America, Ltd., Class C†	224,750	2,137,372

		3,514,420

Security Description	Shares	Value (Note 2)

Chemicals - Diversified — 0.5%
AdvanSix, Inc.	37,400	$1,732,742
Schweitzer-Mauduit International, Inc.	31,400	851,568

		2,584,310

Chemicals - Specialty — 0.6%
Ecovyst, Inc.	19,900	204,373
H.B. Fuller Co.	9,300	661,044
Minerals Technologies, Inc.	12,460	825,600
Tronox Holdings PLC, Class A	72,300	1,302,123

		2,993,140

Circuit Boards — 0.4%
TTM Technologies, Inc.†	129,400	1,849,126

Coal — 0.6%
Arch Resources, Inc.	12,400	1,895,216
Peabody Energy Corp.†	22,300	526,503
SunCoke Energy, Inc.	85,900	694,931

		3,116,650

Commercial Services — 0.7%
API Group Corp.†	26,200	457,190
John Wiley & Sons, Inc., Class A	44,100	2,335,536
LiveRamp Holdings, Inc.†	19,600	501,760
SP Plus Corp.†	5,600	178,976
WW International, Inc.†	5,200	36,868

		3,510,330

Commercial Services - Finance — 0.1%
Marathon Digital Holdings, Inc.†#	38,212	390,909

Computer Data Security — 0.3%
Ping Identity Holding Corp.†	78,100	1,476,090
SecureWorks Corp., Class A†	8,711	104,184

		1,580,274

Computer Services — 0.6%
KBR, Inc.	52,900	2,632,304
Unisys Corp.†	21,300	254,109

		2,886,413

Computer Software — 0.1%
Xperi Holding Corp.	33,200	546,472

Computers - Integrated Systems — 0.6%
NetScout Systems, Inc.†	49,800	1,709,634
Super Micro Computer, Inc.†	29,500	1,476,770

		3,186,404

Consulting Services — 0.4%
CRA International, Inc.	3,500	300,055
Huron Consulting Group, Inc.†	13,000	778,960
Kelly Services, Inc., Class A	59,200	1,181,632

		2,260,647

Consumer Products - Misc. — 0.5%
Central Garden & Pet Co., Class A†	67,600	2,861,508

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	12,600	749,322

Containers - Paper/Plastic — 0.0%
TriMas Corp.	3,600	101,448

Cosmetics & Toiletries — 0.3%
Edgewell Personal Care Co.	36,400	1,324,960

Data Processing/Management — 0.4%
CSG Systems International, Inc.	37,700	2,344,563

230

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diagnostic Equipment — 0.1%
Pacific Biosciences of California, Inc.†#	57,000	$320,910

Disposable Medical Products — 0.1%
Utah Medical Products, Inc.	6,600	568,524

Distribution/Wholesale — 2.0%
Avient Corp.	41,200	2,027,040
G-III Apparel Group, Ltd.†	53,200	1,333,192
KAR Auction Services, Inc.†	3,300	52,701
ScanSource, Inc.†	49,900	1,933,126
Titan Machinery, Inc.†	22,900	604,789
Veritiv Corp.†	16,900	2,456,415
WESCO International, Inc.†	18,500	2,323,230

		10,730,493

Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	7,200	689,472

Drug Delivery Systems — 0.0%
Revance Therapeutics, Inc.†	10,000	136,800

E-Commerce/Services — 0.2%
Cars.com, Inc.†	97,200	1,006,020

E-Marketing/Info — 0.1%
QuinStreet, Inc.†	29,800	327,800

Electric - Distribution — 0.2%
Unitil Corp.	11,100	641,691
Via Renewables, Inc.#	53,872	456,296

		1,097,987

Electric - Integrated — 1.5%
ALLETE, Inc.	7,000	434,140
Avista Corp.	22,380	972,187
Black Hills Corp.	11,100	850,926
IDACORP, Inc.	14,300	1,558,986
NorthWestern Corp.	9,300	569,811
Otter Tail Corp.	3,900	255,021
Portland General Electric Co.	63,775	3,140,919

		7,781,990

Electronic Components - Misc. — 2.0%
Benchmark Electronics, Inc.	93,621	2,386,399
Knowles Corp.†	77,300	1,485,706
OSI Systems, Inc.†	19,600	1,644,832
Sanmina Corp.†	68,800	3,019,632
Vishay Intertechnology, Inc.	98,400	2,011,296

		10,547,865

Electronic Components - Semiconductors — 0.3%
Alpha & Omega Semiconductor, Ltd.†	7,100	311,903
Amkor Technology, Inc.	12,300	251,412
Photronics, Inc.†	55,800	1,213,092

		1,776,407

Energy - Alternate Sources — 0.4%
FutureFuel Corp.	34,400	247,336
Green Plains, Inc.†	40,100	1,306,458
REX American Resources Corp.†	4,400	382,316

		1,936,110

Engineering/R&D Services — 0.1%
Fluor Corp.†	25,100	708,573

Enterprise Software/Service — 1.2%
Donnelley Financial Solutions, Inc.†	40,000	1,244,400
eGain Corp.†	47,400	432,762
Evolent Health, Inc., Class A†	37,800	1,063,314

Security Description	Shares	Value (Note 2)

Enterprise Software/Service (continued)
ManTech International Corp., Class A	17,900	$1,712,135
Verint Systems, Inc.†	31,418	1,603,575

		6,056,186

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,400	586,278

Finance - Consumer Loans — 0.4%
Encore Capital Group, Inc.†	13,300	812,763
Navient Corp.	46,400	742,400
Nelnet, Inc., Class A	6,300	533,547

		2,088,710

Finance - Investment Banker/Broker — 0.2%
Cowen, Inc., Class A	30,155	800,314
Piper Sandler Cos.	2,600	342,654

		1,142,968

Finance - Mortgage Loan/Banker — 0.3%
Mr. Cooper Group, Inc.†	29,500	1,279,120
PennyMac Financial Services, Inc.	5,800	284,316

		1,563,436

Financial Guarantee Insurance — 0.9%
MGIC Investment Corp.	54,900	764,757
NMI Holdings, Inc., Class A†	39,900	742,539
Radian Group, Inc.	159,100	3,422,241

		4,929,537

Food - Canned — 0.1%
Seneca Foods Corp., Class A†	9,800	557,130

Food - Misc./Diversified — 0.1%
John B. Sanfilippo & Son, Inc.	3,400	259,692

Food - Retail — 0.4%
Sprouts Farmers Market, Inc.†	86,350	2,339,221

Food - Wholesale/Distribution — 0.9%
SpartanNash Co.	84,300	2,900,763
United Natural Foods, Inc.†	36,900	1,564,929

		4,465,692

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc.	17,800	379,852

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	9,200	371,404

Gas - Distribution — 1.8%
Chesapeake Utilities Corp.	6,000	801,420
New Jersey Resources Corp.	85,500	3,926,160
Northwest Natural Holding Co.	9,600	521,184
ONE Gas, Inc.	5,100	443,802
Southwest Gas Holdings, Inc.	16,700	1,555,271
Spire, Inc.	24,800	1,941,840

		9,189,677

Gas - Transportation — 0.4%
Brookfield Infrastructure Corp., Class A	32,700	2,306,985

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	9,900	272,943

Home Furnishings — 0.2%
MillerKnoll, Inc.	19,244	581,169
Sleep Number Corp.†	5,200	238,836

		820,005

231

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hotels/Motels — 0.1%
Bluegreen Vacations Holding Corp.	9,300	$259,098

Housewares — 0.1%
Lifetime Brands, Inc.	30,800	351,428
Tupperware Brands Corp.†	4,100	27,183

		378,611

Human Resources — 1.4%
Barrett Business Services, Inc.	18,100	1,354,966
Heidrick & Struggles International, Inc.	68,000	2,350,080
Insperity, Inc.	1,100	110,077
Korn Ferry	38,600	2,372,356
TrueBlue, Inc.†	62,400	1,374,048

		7,561,527

Independent Power Producers — 0.9%
Clearway Energy, Inc., Class A	52,900	1,722,424
Clearway Energy, Inc., Class C	68,000	2,383,400
Vistra Corp.	31,929	841,968

		4,947,792

Insurance - Life/Health — 0.3%
American Equity Investment Life Holding Co.	24,200	974,292
CNO Financial Group, Inc.	36,020	740,931

		1,715,223

Insurance - Property/Casualty — 1.0%
Employers Holdings, Inc.	18,100	749,521
RLI Corp.	21,800	2,640,416
Selective Insurance Group, Inc.	14,500	1,149,850
Stewart Information Services Corp.	12,269	680,807

		5,220,594

Insurance - Reinsurance — 0.7%
Essent Group, Ltd.	84,700	3,624,313

Internet Content - Information/News — 0.1%
Yelp, Inc.†	19,800	582,318

Investment Management/Advisor Services — 0.4%
AssetMark Financial Holdings, Inc.†	20,000	417,800
Blucora, Inc.†	14,100	249,429
Federated Hermes, Inc.	2,700	91,719
GCM Grosvenor, Inc., Class A#	11,900	97,461
Stifel Financial Corp.	15,950	1,023,511
Virtus Investment Partners, Inc.	1,100	211,926

		2,091,846

Machinery - Construction & Mining — 0.3%
Manitowoc Co, Inc.†	32,400	421,848
Terex Corp.	25,400	898,906

		1,320,754

Machinery - Electrical — 0.4%
Argan, Inc.	57,600	2,303,424

Machinery - Farming — 0.2%
AGCO Corp.	9,960	1,276,175

Machinery - General Industrial — 0.2%
Altra Industrial Motion Corp.	26,300	1,031,223
DXP Enterprises, Inc.†	5,400	165,672

		1,196,895

Machinery - Material Handling — 0.1%
Columbus McKinnon Corp.	14,900	502,875

Machinery - Pumps — 0.3%
Watts Water Technologies, Inc., Class A	12,300	1,609,209

Security Description	Shares	Value (Note 2)

Machinery - Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	10,000	$157,400

Medical Imaging Systems — 0.3%
Lantheus Holdings, Inc.†	23,700	1,623,924

Medical Information Systems — 1.3%
Allscripts Healthcare Solutions, Inc.†	188,300	3,218,047
Computer Programs & Systems, Inc.†	28,900	921,621
NextGen Healthcare, Inc.†	133,300	2,414,063

		6,553,731

Medical Instruments — 0.4%
AngioDynamics, Inc.†	18,400	361,192
Natus Medical, Inc.†	52,900	1,734,591

		2,095,783

Medical Labs & Testing Services — 0.1%
MEDNAX, Inc.†	28,200	544,824

Medical Products — 0.4%
Avanos Medical, Inc.†	19,100	547,979
Bioventus, Inc., Class A†	30,400	300,352
Integer Holdings Corp.†	14,900	1,188,722
Orthofix Medical, Inc.†	4,000	109,960

		2,147,013

Medical - Biomedical/Gene — 3.0%
2seventy Bio, Inc.†	21,633	268,249
89bio, Inc.†#	8,246	24,820
Akero Therapeutics, Inc.†	9,700	83,808
Allogene Therapeutics, Inc.†	41,700	330,681
Allovir, Inc.†#	31,100	120,357
ANI Pharmaceuticals, Inc.†	9,400	284,350
Arcus Biosciences, Inc.†	56,230	1,065,559
Avidity Biosciences, Inc.†	24,700	344,071
BioCryst Pharmaceuticals, Inc.†	61,300	570,703
Biohaven Pharmaceutical Holding Co., Ltd.†	4,200	603,666
Bluebird Bio, Inc.†#	64,900	207,680
Bridgebio Pharma, Inc.†	50,800	346,964
Cara Therapeutics, Inc.†	35,600	296,192
Century Therapeutics, Inc.†	19,900	172,931
Cymabay Therapeutics, Inc.†	124,878	244,761
Epizyme, Inc.†	18,600	7,812
Fate Therapeutics, Inc.†	14,800	341,880
FibroGen, Inc.†	23,800	234,192
Generation Bio Co.†#	22,300	125,326
Intra-Cellular Therapies, Inc.†	11,300	648,620
Iovance Biotherapeutics, Inc.†	20,400	137,700
iTeos Therapeutics, Inc.†	15,600	273,000
IVERIC bio, Inc.†	55,100	575,244
Karyopharm Therapeutics, Inc.†	54,000	339,120
Lexicon Pharmaceuticals, Inc.†	134,000	237,180
MacroGenics, Inc.†	20,700	71,829
Myriad Genetics, Inc.†	9,700	186,628
NGM Biopharmaceuticals, Inc.†	68,100	942,504
Nuvalent, Inc., Class A†#	53,000	469,580
Prothena Corp. PLC†	35,900	977,557
REGENXBIO, Inc.†	34,100	717,464
Scholar Rock Holding Corp.†	6,440	32,329
Syndax Pharmaceuticals, Inc.†	56,200	927,300
Theravance Biopharma, Inc.†	65,400	574,212
Travere Therapeutics, Inc.†	86,400	2,013,984
Turning Point Therapeutics, Inc.†	21,900	774,603

		15,572,856

232

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 0.5%
Amphastar Pharmaceuticals, Inc.†	13,600	$505,104
Eagle Pharmaceuticals, Inc.†	23,900	1,116,130
Enanta Pharmaceuticals, Inc.†	3,000	119,790
Jounce Therapeutics, Inc.†	65,700	254,259
Lannett Co., Inc.†#	8,266	4,298
Lyell Immunopharma, Inc.†#	52,100	215,694
NexImmune, Inc.†	6,916	15,769
Supernus Pharmaceuticals, Inc.†	11,500	320,505

		2,551,549

Medical - Generic Drugs — 0.1%
Endo International PLC†	237,400	125,276
Prometheus Biosciences, Inc.†	8,000	208,480

		333,756

Medical - HMO — 0.0%
Tivity Health, Inc.†	6,900	223,560

Medical - Hospitals — 0.3%
Tenet Healthcare Corp.†	24,900	1,611,279

Medical - Nursing Homes — 0.1%
National HealthCare Corp.	9,100	639,639

Medical - Outpatient/Home Medical — 0.1%
ModivCare, Inc.†	6,900	658,467

Medical - Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†#	29,200	525,308
Owens & Minor, Inc.	20,900	728,992

		1,254,300

Metal Processors & Fabrication — 0.4%
AZZ, Inc.	6,900	308,844
Mueller Industries, Inc.	32,100	1,728,585

		2,037,429

Metal - Aluminum — 0.8%
Alcoa Corp.	7,400	456,728
Arconic Corp.†	69,600	1,957,848
Constellium SE†	93,800	1,584,282

		3,998,858

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	21,100	882,824

Motion Pictures & Services — 0.1%
IMAX Corp.†	17,400	301,368
Lions Gate Entertainment Corp., Class A†	23,900	244,497

		545,865

Multimedia — 0.1%
E.W. Scripps Co., Class A†	42,500	674,475

Networking Products — 0.2%
A10 Networks, Inc.	55,300	852,173

Night Clubs — 0.1%
RCI Hospitality Holdings, Inc.	5,000	288,650

Office Furnishings - Original — 0.2%
HNI Corp.	10,700	407,991
Steelcase, Inc., Class A	60,400	740,504

		1,148,495

Office Supplies & Forms — 0.2%
ACCO Brands Corp.	131,700	993,018

Oil & Gas Drilling — 0.5%
Helmerich & Payne, Inc.	16,500	830,775

Security Description	Shares	Value (Note 2)

Oil & Gas Drilling (continued)
Patterson-UTI Energy, Inc.	106,800	$2,037,744

		2,868,519

Oil Companies - Exploration & Production — 6.4%
Antero Resources Corp.†	133,300	5,715,904
Berry Corp.	58,345	649,380
Chesapeake Energy Corp.#	2,400	233,712
CNX Resources Corp.†	136,700	2,969,124
Magnolia Oil & Gas Corp., Class A	52,900	1,460,569
Matador Resources Co.	14,200	864,780
Oasis Petroleum, Inc.	10,300	1,634,919
Ovintiv, Inc.	165,800	9,283,142
PDC Energy, Inc.	62,169	4,920,054
Range Resources Corp.†	75,700	2,570,015
SM Energy Co.	36,900	1,781,163
Southwestern Energy Co.†	66,200	603,744
Talos Energy, Inc.†	9,600	207,360
Whiting Petroleum Corp.	6,600	583,836

		33,477,702

Oil Companies - Integrated — 0.5%
Murphy Oil Corp.	65,400	2,774,268

Oil Field Machinery & Equipment — 0.1%
US Silica Holdings, Inc.†	15,500	274,040

Oil Refining & Marketing — 0.6%
CVR Energy, Inc.	34,100	1,174,063
Delek US Holdings, Inc.†	56,392	1,644,391
Par Pacific Holdings, Inc.†	10,400	170,560
PBF Energy, Inc., Class A†	7,200	239,040

		3,228,054

Oil - Field Services — 1.9%
Bristow Group, Inc.†	2,933	93,240
ChampionX Corp.	58,800	1,368,276
Liberty Energy, Inc.†	10,600	172,462
MRC Global, Inc.†	126,600	1,416,654
National Energy Services Reunited Corp.†	10,700	79,822
Newpark Resources, Inc.†	36,600	157,380
NexTier Oilfield Solutions, Inc.†	126,966	1,383,930
NOW, Inc.†	292,929	3,233,936
Oceaneering International, Inc.†	53,500	680,520
Oil States International, Inc.†	33,300	257,742
ProPetro Holding Corp.†	31,000	404,550
Select Energy Services, Inc., Class A†	87,700	742,819
Solaris Oilfield Infrastructure, Inc., Class A	15,700	211,636

		10,202,967

Pastoral & Agricultural — 0.7%
Darling Ingredients, Inc.†	44,200	3,539,094

Pharmacy Services — 0.7%
Option Care Health, Inc.†	122,600	3,722,136

Pipelines — 0.1%
Golar LNG, Ltd.†	15,200	385,016

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	27,800	747,264

Precious Metals — 0.1%
Coeur Mining, Inc.†	32,800	127,592
Hecla Mining Co.	65,600	309,632

		437,224

233

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Printing - Commercial — 0.1%
Cimpress PLC†	1,100	$47,938
Ennis, Inc.	18,100	328,515

		376,453

Real Estate Investment Trusts — 12.2%
Agree Realty Corp.#	59,250	4,122,022
Alexander & Baldwin, Inc.	59,175	1,207,170
American Assets Trust, Inc.	17,200	586,520
Apple Hospitality REIT, Inc.	137,700	2,300,967
Ares Commercial Real Estate Corp.	137,200	2,016,840
Armada Hoffler Properties, Inc.	17,600	242,528
Blackstone Mtg. Trust, Inc., Class A	109,000	3,390,990
Broadstone Net Lease, Inc.	44,300	936,945
Centerspace	13,600	1,128,528
Chatham Lodging Trust†	14,900	189,826
City Office REIT, Inc.	31,800	443,292
Corporate Office Properties Trust	63,300	1,749,612
Cousins Properties, Inc.	11,249	388,653
DiamondRock Hospitality Co.†	76,334	785,477
Ellington Financial, Inc.#	80,650	1,249,269
Equity Commonwealth†	71,400	1,945,650
Essential Properties Realty Trust, Inc.	35,300	807,664
First Industrial Realty Trust, Inc.	15,400	818,510
Four Corners Property Trust, Inc.	28,800	794,016
Getty Realty Corp.	34,646	968,009
Gladstone Commercial Corp.	44,800	908,992
Global Medical REIT, Inc.	22,400	291,200
Healthcare Realty Trust, Inc.	108,375	3,150,461
Highwoods Properties, Inc.	8,000	314,320
Independence Realty Trust, Inc.	60,400	1,420,004
Kite Realty Group Trust	137,774	2,887,743
KKR Real Estate Finance Trust, Inc.	103,900	2,121,638
Ladder Capital Corp.	133,400	1,542,104
Necessity Retail REIT, Inc.	22,926	182,949
NexPoint Residential Trust, Inc.	1,137	83,547
Paramount Group, Inc.	115,100	1,042,806
Pebblebrook Hotel Trust	28,400	639,284
Phillips Edison & Co., Inc.	30,200	1,018,948
Physicians Realty Trust	75,400	1,398,670
Piedmont Office Realty Trust, Inc., Class A	75,000	1,105,500
Plymouth Industrial REIT, Inc.	11,800	239,658
PotlatchDeltic Corp.	35,000	1,836,100
Ready Capital Corp.	77,000	1,130,360
Redwood Trust, Inc.	97,900	998,580
Retail Opportunity Investments Corp.	112,550	2,033,779
RLJ Lodging Trust	75,826	1,018,343
Ryman Hospitality Properties, Inc.†	8,200	732,178
SITE Centers Corp.	130,700	2,054,604
STAG Industrial, Inc.	74,000	2,464,200
Summit Hotel Properties, Inc.†	51,100	446,614
Sunstone Hotel Investors, Inc.†	82,572	988,387
Terreno Realty Corp.	33,800	2,051,998
TPG RE Finance Trust, Inc.	64,900	680,801
UMH Properties, Inc.	15,600	307,164
Urban Edge Properties	18,600	350,610
Urstadt Biddle Properties, Inc., Class A	14,100	248,160
Xenia Hotels & Resorts, Inc.†	110,900	2,039,451

		63,801,641

Real Estate Management/Services — 0.2%
Newmark Group, Inc., Class A	6,929	76,704
Realogy Holdings Corp.†	89,000	1,101,820

		1,178,524

Security Description	Shares	Value (Note 2)

Real Estate Operations & Development — 0.6%
Kennedy-Wilson Holdings, Inc.	142,800	$3,007,368

Rental Auto/Equipment — 0.7%
Avis Budget Group, Inc.†	11,650	2,216,762
PROG Holdings, Inc.†	46,200	1,348,578
Rent-A-Center, Inc.	4,600	126,684

		3,692,024

Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	4,600	679,512

Retail - Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A†	5,700	116,508
Genesco, Inc.†	9,800	551,838

		668,346

Retail - Appliances — 0.1%
Conn’s, Inc.†#	42,500	561,000

Retail - Automobile — 0.9%
Group 1 Automotive, Inc.	9,000	1,616,310
Rush Enterprises, Inc., Class A	48,300	2,462,334
Sonic Automotive, Inc., Class A	13,600	620,296

		4,698,940

Retail - Bedding — 0.0%
Bed Bath & Beyond, Inc.†	21,900	189,435

Retail - Building Products — 0.6%
GMS, Inc.†	65,490	3,262,057

Retail - Discount — 0.1%
BJ’s Wholesale Club Holdings, Inc.†	5,300	306,711

Retail - Drug Store — 0.1%
Rite Aid Corp.†#	68,200	379,874

Retail - Jewelry — 0.4%
Signet Jewelers, Ltd.	32,100	1,913,160

Retail - Office Supplies — 0.2%
ODP Corp.†	25,790	984,920

Retail - Pawn Shops — 0.1%
FirstCash Holdings, Inc.	4,100	306,065

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	22,400	555,296

Retail - Regional Department Stores — 0.8%
Dillard’s, Inc., Class A#	1,300	391,924
Macy’s, Inc.	161,200	3,812,380

		4,204,304

Retail - Sporting Goods — 0.2%
Academy Sports & Outdoors, Inc.	12,300	412,173
Zumiez, Inc.†	17,000	557,770

		969,943

Rubber - Tires — 0.2%
Goodyear Tire & Rubber Co.†	98,504	1,272,672

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	5,758	137,040

Satellite Telecom — 0.2%
EchoStar Corp., Class A†	47,900	1,151,037

Savings & Loans/Thrifts — 1.7%
Axos Financial, Inc.†	29,000	1,120,850
Banc of California, Inc.	27,300	525,252
Berkshire Hills Bancorp, Inc.	19,600	511,756
Brookline Bancorp, Inc.	61,100	865,787

234

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Flushing Financial Corp.	10,200	$235,620
HomeTrust Bancshares, Inc.	16,500	442,860
Northfield Bancorp, Inc.	48,400	643,236
OceanFirst Financial Corp.	135,600	2,735,052
Pacific Premier Bancorp, Inc.	10,500	341,880
Washington Federal, Inc.	49,800	1,616,010

		9,038,303

Schools — 0.1%
Stride, Inc.†	13,100	512,341

Semiconductor Equipment — 0.2%
Cohu, Inc.†	30,100	915,943
Veeco Instruments, Inc.†	7,000	150,010

		1,065,953

Steel Pipe & Tube — 0.1%
TimkenSteel Corp.†	18,000	415,800

Steel - Producers — 0.9%
Cleveland-Cliffs, Inc.†	17,800	412,604
Commercial Metals Co.	78,900	3,134,697
Schnitzer Steel Industries, Inc., Class A	29,200	1,186,104

		4,733,405

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.†	10,600	291,500

Telecom Services — 0.0%
ATN International, Inc.	5,600	246,904

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	9,800	181,594
Harmonic, Inc.†	86,600	833,958

		1,015,552

Television — 1.0%
AMC Networks, Inc., Class A†	38,000	1,491,880
Gray Television, Inc.	108,800	2,145,536
Sinclair Broadcast Group, Inc., Class A#	55,100	1,335,073

		4,972,489

Theaters — 0.5%
AMC Entertainment Holdings, Inc., Class A†#	169,200	2,426,328

Therapeutics — 0.1%
Agios Pharmaceuticals, Inc.†	21,300	414,711

Transport - Air Freight — 0.2%
Atlas Air Worldwide Holdings, Inc.†	13,200	920,172

Transport - Equipment & Leasing — 0.2%
GATX Corp.	8,900	960,755

Transport - Marine — 0.3%
Costamare, Inc.	47,100	669,762
DHT Holdings, Inc.	30,600	182,376
Dorian LPG, Ltd.	36,300	617,100
Safe Bulkers, Inc.	42,900	204,204
SFL Corp., Ltd.	13,400	150,750

		1,824,192

Transport - Services — 0.6%
Forward Air Corp.	1,200	111,828
Hub Group, Inc., Class A†	40,300	2,941,094
Radiant Logistics, Inc.†	24,000	159,120

		3,212,042

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 0.6%
ArcBest Corp.	26,170	$1,979,237
Covenant Logistics Group, Inc.	4,500	102,015
Heartland Express, Inc.	44,000	628,320
Werner Enterprises, Inc.	11,700	474,669

		3,184,241

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	481,079	500,322

Vitamins & Nutrition Products — 0.4%
BellRing Brands, Inc.†	88,400	2,311,660

Water — 0.4%
American States Water Co.	25,800	2,044,650

Wire & Cable Products — 0.0%
Belden, Inc.	3,600	207,288

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	11,700	269,568

Total Long-Term Investment Securities
(cost $474,261,027)		510,299,920

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(2) (cost $1,937,922)	1,937,922	1,937,922

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $12,648,896 and collateralized by $14,085,400 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an approximate value of $12,901,902 (cost $12,648,874)	$12,648,874	12,648,874

TOTAL INVESTMENTS
(cost $488,847,823)(3)	100.2%	524,886,716
Liabilities in excess of other assets	(0.2)	(904,094)

NET ASSETS	100.0%	$523,982,622

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2022.
(2)

At May 31, 2022, the Fund had loaned securities with a total value of $8,381,047. This was secured by collateral of $1,937,922, which was received in cash and subsequently invested in short-term investments currently valued at $1,937,922 as reported in the Portfolio of Investments. Additional collateral of $ 6,783,263 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	$351,295
United States Treasury Notes/Bonds	0.13% to 6.88%	06/30/2022 to 02/15/2052	6,431,968

(3) See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

235

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
135	Long	Russell 2000 E-Mini Index	June 2022	$12,868,424	$12,567,825	$(300,599)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$510,299,920	$—	$—	$510,299,920
Short-Term Investment Securities	1,937,922	—	—	1,937,922
Repurchase Agreements	—	12,648,874	—	12,648,874

Total Investments at Value	$512,237,842	$12,648,874	$—	$524,886,716

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$300,599	$—	$—	$300,599

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

236

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Computers	6.7%
Applications Software	6.5
Medical — Drugs	5.0
Electronic Components — Semiconductors	4.0
Web Portals/ISP	3.7
E-Commerce/Products	3.1
Diversified Banking Institutions	2.8
Real Estate Investment Trusts	2.7
Electric — Integrated	2.5
Finance — Credit Card	2.4
Auto — Cars/Light Trucks	2.1
Oil Companies — Integrated	2.1
Insurance — Property/Casualty	2.0
Medical — HMO	2.0
Internet Content — Entertainment	1.6
Retail — Discount	1.6
Oil Companies — Exploration & Production	1.5
Beverages — Non — alcoholic	1.5
Medical — Biomedical/Gene	1.4
Aerospace/Defense	1.4
Cosmetics & Toiletries	1.4
Commercial Services — Finance	1.3
Medical Products	1.3
Retail — Building Products	1.3
Diagnostic Equipment	1.2
Banks — Super Regional	1.1
Computer Services	1.1
Retail — Restaurants	1.1
Telephone — Integrated	1.1
Diversified Manufacturing Operations	1.1
Medical Instruments	1.0
Enterprise Software/Service	0.9
Semiconductor Components — Integrated Circuits	0.9
Insurance — Multi — line	0.8
Transport — Rail	0.8
Cable/Satellite TV	0.8
Tobacco	0.7
Semiconductor Equipment	0.7
Repurchase Agreements	0.7
Multimedia	0.7
Industrial Gases	0.6
Transport — Services	0.6
Banks — Commercial	0.6
Pharmacy Services	0.6
Insurance Brokers	0.6
Networking Products	0.6
Electronic Forms	0.6
Data Processing/Management	0.6
Chemicals — Diversified	0.5
Investment Management/Advisor Services	0.5
Instruments — Controls	0.5
Computer Aided Design	0.5
Finance — Other Services	0.5
Oil Refining & Marketing	0.5
Athletic Footwear	0.4
Food — Misc./Diversified	0.4
E-Commerce/Services	0.4
Oil — Field Services	0.4
Food — Confectionery	0.4
Entertainment Software	0.3
Machinery — Construction & Mining	0.3
Retail — Auto Parts	0.3
Insurance — Life/Health	0.3
Pipelines	0.3
Medical Labs & Testing Services	0.3
Distribution/Wholesale	0.3
Finance — Investment Banker/Broker	0.3
Chemicals — Specialty	0.3
Electronic Measurement Instruments	0.3
Drug Delivery Systems	0.3
Machinery — Farming	0.3
Non — Hazardous Waste Disposal	0.3

Medical — Wholesale Drug Distribution	0.3
Electric — Distribution	0.3
Airlines	0.2
Hotels/Motels	0.2
Electronic Connectors	0.2
Banks — Fiduciary	0.2
Electric Products — Misc.	0.2
Cellular Telecom	0.2
Retail — Major Department Stores	0.2
Machinery — General Industrial	0.2
Building Products — Air & Heating	0.2
Building — Residential/Commercial	0.2
Coatings/Paint	0.2
Consumer Products — Misc.	0.2
Commercial Services	0.2
Aerospace/Defense — Equipment	0.2
Auto — Heavy Duty Trucks	0.2
Medical — Hospitals	0.2
Metal — Copper	0.2
Containers — Paper/Plastic	0.2
Broadcast Services/Program	0.2
Gold Mining	0.2
Machinery — Pumps	0.2
Computers — Memory Devices	0.2
Diagnostic Kits	0.1
Brewery	0.1
Agricultural Operations	0.1
Consulting Services	0.1
Agricultural Biotech	0.1
Agricultural Chemicals	0.1
Building Products — Cement	0.1
Food — Wholesale/Distribution	0.1
U.S. Government Treasuries	0.1
Food — Meat Products	0.1
Computer Data Security	0.1
Energy — Alternate Sources	0.1
Apparel Manufacturers	0.1
Transport — Truck	0.1
Auto/Truck Parts & Equipment — Original	0.1
Wireless Equipment	0.1
Steel — Producers	0.1
Decision Support Software	0.1
Food — Retail	0.1
Casino Hotels	0.1
Retail — Drug Store	0.1
Tools — Hand Held	0.1
Cruise Lines	0.1
Retail — Apparel/Shoe	0.1
Respiratory Products	0.1
Computer Software	0.1
Advertising Agencies	0.1
Gas — Distribution	0.1
Medical Information Systems	0.1
Real Estate Management/Services	0.1
Water	0.1
Telecom Equipment — Fiber Optics	0.1
Industrial Automated/Robotic	0.1
E-Services/Consulting	0.1
Containers — Metal/Glass	0.1
Retail — Perfume & Cosmetics	0.1
Soap & Cleaning Preparation	0.1
Rental Auto/Equipment	0.1
Retail — Gardening Products	0.1
Electric — Generation	0.1
Finance — Consumer Loans	0.1
Paper & Related Products	0.1
Engineering/R&D Services	0.1
Office Automation & Equipment	0.1
Retail — Consumer Electronics	0.1
Web Hosting/Design	0.1

99.9%

*	Calculated as a percentage of net assets

237

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	61,886	$1,994,586
Omnicom Group, Inc.	32,858	2,451,535

		4,446,121

Aerospace/Defense — 1.4%
Boeing Co.†	86,161	11,321,555
General Dynamics Corp.	36,239	8,150,514
Lockheed Martin Corp.	38,107	16,771,272
Northrop Grumman Corp.	23,071	10,796,536
Raytheon Technologies Corp.	234,629	22,317,911
Teledyne Technologies, Inc.†	7,334	2,971,370
TransDigm Group, Inc.†	8,285	5,015,490

		77,344,648

Aerospace/Defense - Equipment — 0.2%
Howmet Aerospace, Inc.	59,670	2,134,396
L3Harris Technologies, Inc.	30,851	7,432,006

		9,566,402

Agricultural Biotech — 0.1%
Corteva, Inc.	114,305	7,157,779

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	33,721	3,330,623
Mosaic Co.	58,238	3,648,611

		6,979,234

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	87,975	7,989,890

Airlines — 0.2%
Alaska Air Group, Inc.†	19,796	955,355
American Airlines Group, Inc.†	101,839	1,819,863
Delta Air Lines, Inc.†	100,626	4,195,098
Southwest Airlines Co.†	93,129	4,270,896
United Airlines Holdings, Inc.†	50,910	2,424,843

		13,666,055

Apparel Manufacturers — 0.1%
PVH Corp.	11,002	779,712
Ralph Lauren Corp.	7,277	735,632
Tapestry, Inc.	41,506	1,431,957
Under Armour, Inc., Class A†	29,659	313,792
Under Armour, Inc., Class C†	33,814	327,996
VF Corp.	50,749	2,560,794

		6,149,883

Appliances — 0.0%
Whirlpool Corp.	9,276	1,709,010

Applications Software — 6.5%
Intuit, Inc.	44,520	18,451,759
Microsoft Corp.	1,178,687	320,449,635
PTC, Inc.†	16,550	1,928,571
Roper Technologies, Inc.	16,584	7,337,425
ServiceNow, Inc.†	31,446	14,700,062

		362,867,452

Athletic Footwear — 0.4%
NIKE, Inc., Class B	200,663	23,848,798

Auto - Cars/Light Trucks — 2.1%
Ford Motor Co.	618,423	8,460,027
General Motors Co.†	228,450	8,836,446
Tesla, Inc.†	131,619	99,801,423

		117,097,896

Security Description	Shares	Value (Note 2)

Auto - Heavy Duty Trucks — 0.2%
Cummins, Inc.	22,393	$4,682,824
PACCAR, Inc.	54,605	4,741,898

		9,424,722

Auto/Truck Parts & Equipment - Original — 0.1%
Aptiv PLC†	42,531	4,518,494
BorgWarner, Inc.	37,698	1,519,983

		6,038,477

Banks - Commercial — 0.6%
Citizens Financial Group, Inc.	77,803	3,219,488
First Republic Bank	28,185	4,369,521
M&T Bank Corp.	28,174	5,070,475
Regions Financial Corp.	148,105	3,271,639
Signature Bank	9,862	2,132,855
SVB Financial Group†	9,236	4,512,432
Truist Financial Corp.	209,877	10,439,282
Zions Bancorp NA	23,839	1,359,777

		34,375,469

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp.	116,317	5,421,535
Northern Trust Corp.	32,665	3,650,314
State Street Corp.	57,541	4,171,147

		13,242,996

Banks - Super Regional — 1.1%
Comerica, Inc.	20,547	1,709,716
Fifth Third Bancorp	107,503	4,238,843
Huntington Bancshares, Inc.	226,048	3,137,546
KeyCorp	146,038	2,914,918
PNC Financial Services Group, Inc.	66,034	11,583,024
US Bancorp	212,322	11,267,929
Wells Fargo & Co.	610,941	27,962,770

		62,814,746

Beverages - Non-alcoholic — 1.5%
Coca-Cola Co.	611,205	38,738,173
Monster Beverage Corp.†	59,068	5,264,140
PepsiCo, Inc.	217,513	36,487,806

		80,490,119

Beverages - Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	28,732	1,899,760

Brewery — 0.1%
Constellation Brands, Inc., Class A	25,838	6,342,454
Molson Coors Beverage Co., Class B	29,622	1,654,092

		7,996,546

Broadcast Services/Program — 0.2%
Fox Corp., Class A	49,652	1,763,142
Fox Corp., Class B	22,921	749,746
Warner Bros. Discovery, Inc.†	346,019	6,384,051

		8,896,939

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	21,341	1,479,998
Mohawk Industries, Inc.†	8,626	1,220,234

		2,700,232

Building Products - Air & Heating — 0.2%
Carrier Global Corp.	134,507	5,287,470
Johnson Controls International PLC	110,469	6,021,665

		11,309,135

238

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	9,808	$3,328,639
Vulcan Materials Co.	20,864	3,439,848

		6,768,487

Building Products - Wood — 0.0%
Masco Corp.	37,723	2,138,517

Building - Maintenance & Services — 0.0%
Rollins, Inc.	35,587	1,261,915

Building - Residential/Commercial — 0.2%
D.R. Horton, Inc.	50,699	3,810,030
Lennar Corp., Class A	41,095	3,297,874
NVR, Inc.†	536	2,385,532
PulteGroup, Inc.	39,093	1,769,349

		11,262,785

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	18,740	9,499,868
Comcast Corp., Class A	711,246	31,493,973
DISH Network Corp., Class A†	39,260	896,306

		41,890,147

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	54,053	1,916,719
MGM Resorts International	59,220	2,070,924
Wynn Resorts, Ltd.†#	16,548	1,093,823

		5,081,466

Casino Services — 0.0%
Caesars Entertainment, Inc.†	33,611	1,686,264

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	92,311	12,304,133

Chemicals - Diversified — 0.5%
Celanese Corp.	16,984	2,658,336
Dow, Inc.	115,677	7,863,722
DuPont de Nemours, Inc.	80,641	5,471,492
Eastman Chemical Co.	20,282	2,234,265
FMC Corp.	19,929	2,442,897
LyondellBasell Industries NV, Class A	41,334	4,722,410
PPG Industries, Inc.	37,325	4,721,239

		30,114,361

Chemicals - Specialty — 0.3%
Albemarle Corp.	18,391	4,789,384
Ecolab, Inc.	39,198	6,424,944
International Flavors & Fragrances, Inc.	40,020	5,289,444

		16,503,772

Coatings/Paint — 0.2%
Sherwin-Williams Co.	37,925	10,165,417

Commercial Services — 0.2%
Cintas Corp.	13,863	5,522,049
Nielsen Holdings PLC	56,413	1,441,916
Quanta Services, Inc.	22,403	2,665,957

		9,629,922

Commercial Services - Finance — 1.3%
Automatic Data Processing, Inc.	66,042	14,723,403
Equifax, Inc.	19,182	3,885,890
FleetCor Technologies, Inc.†	12,765	3,176,060
Global Payments, Inc.	44,769	5,866,530
MarketAxess Holdings, Inc.	5,978	1,683,883
Moody’s Corp.	25,428	7,668,322
PayPal Holdings, Inc.†	183,167	15,607,660
S&P Global, Inc.	55,688	19,461,842

		72,073,590

Security Description	Shares	Value (Note 2)

Computer Aided Design — 0.5%
ANSYS, Inc.†	13,718	$3,571,618
Autodesk, Inc.†	34,585	7,185,034
Cadence Design Systems, Inc.†	43,573	6,698,477
Synopsys, Inc.†	24,124	7,700,381

		25,155,510

Computer Data Security — 0.1%
Fortinet, Inc.†	21,337	6,276,065

Computer Services — 1.1%
Accenture PLC, Class A	99,366	29,656,776
Cognizant Technology Solutions Corp., Class A	82,582	6,168,876
DXC Technology Co.†	38,438	1,353,786
EPAM Systems, Inc.†	8,918	3,018,921
International Business Machines Corp.	140,998	19,576,162
Leidos Holdings, Inc.	22,065	2,305,793

		62,080,314

Computer Software — 0.1%
Akamai Technologies, Inc.†	25,546	2,581,168
Citrix Systems, Inc.	19,609	1,974,430

		4,555,598

Computers — 6.7%
Apple, Inc.	2,437,516	362,799,882
Hewlett Packard Enterprise Co.	203,359	3,172,400
HP, Inc.	170,229	6,611,694

		372,583,976

Computers - Memory Devices — 0.2%
NetApp, Inc.	34,947	2,514,437
Seagate Technology Holdings PLC	31,662	2,680,821
Western Digital Corp.†	49,198	2,985,827

		8,181,085

Consulting Services — 0.1%
Gartner, Inc.†	12,930	3,392,832
Verisk Analytics, Inc.	25,338	4,432,123

		7,824,955

Consumer Products - Misc. — 0.2%
Clorox Co.	19,348	2,812,425
Kimberly-Clark Corp.	52,953	7,043,808

		9,856,233

Containers - Metal/Glass — 0.1%
Ball Corp.	50,923	3,609,931

Containers - Paper/Plastic — 0.2%
Amcor PLC	237,994	3,117,721
Packaging Corp. of America	14,936	2,349,134
Sealed Air Corp.	23,293	1,448,359
WestRock Co.	41,383	2,006,662

		8,921,876

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	132,517	10,443,665
Estee Lauder Cos., Inc., Class A	36,543	9,305,675
Procter & Gamble Co.	376,877	55,732,571

		75,481,911

Cruise Lines — 0.1%
Carnival Corp.†#	127,166	1,765,064
Norwegian Cruise Line Holdings, Ltd.†	65,546	1,049,392
Royal Caribbean Cruises, Ltd.†	35,257	2,047,374

		4,861,830

239

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	18,359	$2,684,453
Fidelity National Information Services, Inc.	95,739	10,004,726
Fiserv, Inc.†	93,424	9,359,216
Jack Henry & Associates, Inc.	11,450	2,153,974
Paychex, Inc.	50,481	6,251,062

		30,453,431

Decision Support Software — 0.1%
MSCI, Inc.	12,777	5,651,906

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	34,370	1,359,677

Diagnostic Equipment — 1.2%
Danaher Corp.	100,049	26,394,927
PerkinElmer, Inc.	19,841	2,969,603
Thermo Fisher Scientific, Inc.	61,954	35,163,232
Waters Corp.†	9,597	3,147,336

		67,675,098

Diagnostic Kits — 0.1%
Hologic, Inc.†	39,304	2,958,412
IDEXX Laboratories, Inc.†	13,331	5,220,686

		8,179,098

Dialysis Centers — 0.0%
DaVita, Inc.†	9,689	944,581

Disposable Medical Products — 0.0%
Teleflex, Inc.	7,365	2,119,205

Distribution/Wholesale — 0.3%
Copart, Inc.†	33,563	3,843,970
Fastenal Co.	90,490	4,846,645
LKQ Corp.	42,163	2,166,757
Pool Corp.	6,303	2,512,502
WW Grainger, Inc.	6,804	3,314,024

		16,683,898

Diversified Banking Institutions — 2.8%
Bank of America Corp.	1,117,621	41,575,501
Citigroup, Inc.	311,995	16,663,653
Goldman Sachs Group, Inc.	53,370	17,443,985
JPMorgan Chase & Co.	464,639	61,439,215
Morgan Stanley	222,879	19,198,797

		156,321,151

Diversified Manufacturing Operations — 1.1%
3M Co.	89,791	13,404,898
A.O. Smith Corp.	20,661	1,242,139
Eaton Corp. PLC	62,669	8,685,923
General Electric Co.	172,840	13,531,644
Illinois Tool Works, Inc.	44,908	9,344,008
Parker-Hannifin Corp.	20,201	5,498,106
Textron, Inc.	34,655	2,262,625
Trane Technologies PLC	36,718	5,069,287

		59,038,630

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	44,773	11,452,933
DexCom, Inc.†	15,239	4,540,308

		15,993,241

E-Commerce/Products — 3.1%
Amazon.com, Inc.†	68,802	165,413,080
eBay, Inc.	98,422	4,790,199
Etsy, Inc.†#	19,933	1,616,965

		171,820,244

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	6,456	$14,484,423
Cars.com, Inc.†	1	10
Expedia Group, Inc.†	23,620	3,054,775
Match Group, Inc.†	44,509	3,506,419

		21,045,627

E-Services/Consulting — 0.1%
CDW Corp.	21,339	3,624,643

Electric Products - Misc. — 0.2%
AMETEK, Inc.	36,369	4,417,742
Emerson Electric Co.	93,392	8,280,135

		12,697,877

Electric - Distribution — 0.3%
Consolidated Edison, Inc.	55,617	5,520,543
Sempra Energy	50,207	8,226,919

		13,747,462

Electric - Generation — 0.1%
Constellation Energy Corp.	51,334	3,186,815

Electric - Integrated — 2.5%
AES Corp.	104,824	2,310,321
Alliant Energy Corp.	39,363	2,512,147
Ameren Corp.	40,502	3,855,385
American Electric Power Co., Inc.	79,186	8,079,347
CenterPoint Energy, Inc.	98,873	3,168,880
CMS Energy Corp.	45,557	3,236,369
Dominion Energy, Inc.	127,352	10,725,585
DTE Energy Co.	30,462	4,042,612
Duke Energy Corp.	120,940	13,608,169
Edison International	59,731	4,175,794
Entergy Corp.	31,599	3,801,992
Evergy, Inc.	36,052	2,521,477
Eversource Energy	54,055	4,990,358
Exelon Corp.	154,001	7,569,149
FirstEnergy Corp.	89,647	3,851,235
NextEra Energy, Inc.	308,495	23,349,986
Pinnacle West Capital Corp.	17,738	1,377,356
PPL Corp.	118,031	3,562,176
Public Service Enterprise Group, Inc.	79,502	5,449,067
Southern Co.	166,627	12,606,999
WEC Energy Group, Inc.	49,595	5,210,947
Xcel Energy, Inc.	84,692	6,380,695

		136,386,046

Electronic Components - Misc. — 0.0%
Garmin, Ltd.	23,887	2,522,945

Electronic Components - Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	257,031	26,181,178
Broadcom, Inc.	64,914	37,658,559
Intel Corp.	640,215	28,438,350
IPG Photonics Corp.†	5,616	592,432
Microchip Technology, Inc.	87,415	6,350,700
Micron Technology, Inc.	176,056	12,999,975
Monolithic Power Systems, Inc.	6,813	3,068,507
NVIDIA Corp.	393,060	73,392,163
Qorvo, Inc.†	17,048	1,905,114
Skyworks Solutions, Inc.	25,786	2,807,322
Texas Instruments, Inc.	145,203	25,666,082

		219,060,382

Electronic Connectors — 0.2%
Amphenol Corp., Class A	94,167	6,672,674
TE Connectivity, Ltd.	51,188	6,623,215

		13,295,889

240

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Forms — 0.6%
Adobe, Inc.†	74,162	$30,886,990

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	47,225	6,024,021
Fortive Corp.	56,377	3,482,407
Keysight Technologies, Inc.†	28,778	4,190,077
Trimble, Inc.†	39,464	2,685,525

		16,382,030

Electronic Security Devices — 0.0%
Allegion PLC	14,103	1,574,600

Energy - Alternate Sources — 0.1%
Enphase Energy, Inc.†	21,058	3,920,789
SolarEdge Technologies, Inc.†	8,257	2,252,427

		6,173,216

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	20,316	2,846,068

Enterprise Software/Service — 0.9%
Ceridian HCM Holding, Inc.†	21,507	1,210,844
Oracle Corp.	247,717	17,815,807
Paycom Software, Inc.†	7,571	2,152,738
salesforce.com, Inc.†	154,866	24,815,728
Tyler Technologies, Inc.†	6,442	2,292,192

		48,287,309

Entertainment Software — 0.3%
Activision Blizzard, Inc.	122,487	9,539,287
Electronic Arts, Inc.	44,215	6,130,410
Take-Two Interactive Software, Inc.†	24,855	3,095,193

		18,764,890

Finance - Consumer Loans — 0.1%
Synchrony Financial	81,956	3,035,650

Finance - Credit Card — 2.4%
American Express Co.	96,705	16,325,738
Capital One Financial Corp.	65,075	8,320,490
Discover Financial Services	45,280	5,138,827
Mastercard, Inc., Class A	135,694	48,560,812
Visa, Inc., Class A	260,744	55,322,054

		133,667,921

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	236,368	16,569,397

Finance - Other Services — 0.5%
Cboe Global Markets, Inc.	16,766	1,882,989
CME Group, Inc.	56,505	11,234,889
Intercontinental Exchange, Inc.	88,336	9,044,723
Nasdaq, Inc.	18,403	2,857,250

		25,019,851

Food - Confectionery — 0.4%
Hershey Co.	22,858	4,839,267
J.M. Smucker Co.	17,037	2,135,929
Mondelez International, Inc., Class A	218,278	13,873,750

		20,848,946

Food - Meat Products — 0.1%
Hormel Foods Corp.	44,357	2,158,855
Tyson Foods, Inc., Class A	45,981	4,120,358

		6,279,213

Food - Misc./Diversified — 0.4%
Campbell Soup Co.	31,786	1,522,867
Conagra Brands, Inc.	75,420	2,480,564
General Mills, Inc.	94,839	6,624,504
Kellogg Co.	40,224	2,805,222

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified (continued)
Kraft Heinz Co.	111,621	$4,222,622
Lamb Weston Holdings, Inc.	22,830	1,542,851
McCormick & Co., Inc.	39,266	3,640,744

		22,839,374

Food - Retail — 0.1%
Kroger Co.	105,196	5,572,232

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	79,782	6,716,049

Gas - Distribution — 0.1%
Atmos Energy Corp.	21,293	2,476,589
NiSource, Inc.	61,743	1,941,817

		4,418,406

Gold Mining — 0.2%
Newmont Corp.	125,376	8,506,762

Home Decoration Products — 0.0%
Newell Brands, Inc.	59,525	1,276,216

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	43,822	6,172,767
Marriott International, Inc., Class A	43,012	7,379,999

		13,552,766

Human Resources — 0.0%
Robert Half International, Inc.	17,213	1,551,752

Independent Power Producers — 0.0%
NRG Energy, Inc.	38,495	1,772,310

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	18,269	3,894,951

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	34,860	8,581,138
Linde PLC	80,586	26,164,662

		34,745,800

Instruments - Controls — 0.5%
Honeywell International, Inc.	107,828	20,877,657
Mettler-Toledo International, Inc.†	3,614	4,648,038

		25,525,695

Insurance Brokers — 0.6%
Aon PLC, Class A	33,772	9,309,927
Arthur J. Gallagher & Co.	32,773	5,307,260
Brown & Brown, Inc.	36,865	2,188,675
Marsh & McLennan Cos., Inc.	79,382	12,697,151
Willis Towers Watson PLC	19,191	4,050,644

		33,553,657

Insurance - Life/Health — 0.3%
Aflac, Inc.	94,328	5,713,447
Globe Life, Inc.	14,606	1,425,107
Lincoln National Corp.	26,189	1,517,129
Principal Financial Group, Inc.	38,195	2,785,561
Prudential Financial, Inc.	59,431	6,314,544

		17,755,788

Insurance - Multi-line — 0.8%
Allstate Corp.	44,117	6,030,353
American International Group, Inc.(1)	130,542	7,660,204
Chubb, Ltd.	67,723	14,309,193
Cincinnati Financial Corp.	23,562	3,012,637
Hartford Financial Services Group, Inc.	52,654	3,817,941
Loews Corp.	30,828	2,018,926
MetLife, Inc.	110,320	7,434,465

		44,283,719

241

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty — 2.0%
Assurant, Inc.	8,957	$1,582,612
Berkshire Hathaway, Inc., Class B†	287,936	90,982,017
Progressive Corp.	91,882	10,968,873
Travelers Cos., Inc.	37,922	6,789,555
WR Berkley Corp.	32,935	2,342,667

		112,665,724

Insurance - Reinsurance — 0.0%
Everest Re Group, Ltd.	6,190	1,748,675

Internet Content - Entertainment — 1.6%
Meta Platforms, Inc., Class A†	363,043	70,299,647
Netflix, Inc.†	69,801	13,781,509
Twitter, Inc.†	125,718	4,978,433

		89,059,589

Internet Infrastructure Software — 0.0%
F5, Inc.†	9,550	1,557,032

Internet Security — 0.0%
NortonLifeLock, Inc.	91,483	2,226,696

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	17,436	4,817,044
BlackRock, Inc.	22,417	14,998,766
Franklin Resources, Inc.	44,209	1,197,180
Invesco, Ltd.	53,659	1,037,765
Raymond James Financial, Inc.	29,375	2,893,144
T. Rowe Price Group, Inc.	36,035	4,579,688

		29,523,587

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	85,049	18,357,827

Machinery - Farming — 0.3%
Deere & Co.	44,095	15,776,309

Machinery - General Industrial — 0.2%
IDEX Corp.	11,953	2,289,597
Nordson Corp.	8,508	1,853,723
Otis Worldwide Corp.	66,814	4,970,962
Westinghouse Air Brake Technologies Corp.	29,373	2,774,573

		11,888,855

Machinery - Pumps — 0.2%
Dover Corp.	22,639	3,031,589
Ingersoll Rand, Inc.	64,082	3,021,466
Xylem, Inc.	28,352	2,388,656

		8,441,711

Medical Information Systems — 0.1%
Cerner Corp.	46,259	4,387,666

Medical Instruments — 1.0%
Bio-Techne Corp.	6,178	2,284,192
Boston Scientific Corp.†	224,043	9,188,003
Edwards Lifesciences Corp.†	98,160	9,899,436
Intuitive Surgical, Inc.†	56,247	12,804,067
Medtronic PLC	211,397	21,171,410

		55,347,108

Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	28,159	2,902,066
Charles River Laboratories International, Inc.†	7,935	1,857,425
IQVIA Holdings, Inc.†	30,035	6,465,034
Laboratory Corp. of America Holdings	14,637	3,611,241
Quest Diagnostics, Inc.	18,710	2,638,484

		17,474,250

Security Description	Shares	Value (Note 2)

Medical Products — 1.3%
Abbott Laboratories	278,017	$32,655,877
ABIOMED, Inc.†	7,157	1,887,301
Align Technology, Inc.†	11,530	3,201,189
Baxter International, Inc.	78,721	5,986,732
Cooper Cos., Inc.	7,750	2,718,235
Henry Schein, Inc.†	21,803	1,867,209
STERIS PLC	15,743	3,592,553
Stryker Corp.	52,787	12,378,551
West Pharmaceutical Services, Inc.	11,647	3,614,996
Zimmer Biomet Holdings, Inc.	32,845	3,948,297

		71,850,940

Medical - Biomedical/Gene — 1.4%
Amgen, Inc.	88,559	22,736,638
Bio-Rad Laboratories, Inc., Class A†	3,397	1,826,873
Biogen, Inc.†	23,095	4,619,000
Gilead Sciences, Inc.	197,219	12,789,652
Illumina, Inc.†	24,574	5,884,981
Incyte Corp.†	29,577	2,244,599
Moderna, Inc.†	55,459	8,059,856
Regeneron Pharmaceuticals, Inc.†	16,778	11,153,008
Vertex Pharmaceuticals, Inc.†	40,025	10,752,716

		80,067,323

Medical - Drugs — 5.0%
AbbVie, Inc.	277,954	40,962,081
Bristol-Myers Squibb Co.	342,703	25,856,941
Eli Lilly & Co.	124,831	39,127,029
Johnson & Johnson	413,907	74,308,724
Merck & Co., Inc.	397,138	36,548,610
Organon & Co.	39,864	1,513,237
Pfizer, Inc.	882,478	46,806,633
Zoetis, Inc.	74,387	12,714,970

		277,838,225

Medical - Generic Drugs — 0.0%
Viatris, Inc.	190,146	2,333,091

Medical - HMO — 2.0%
Anthem, Inc.	38,161	19,447,227
Centene Corp.†	91,741	7,471,387
Humana, Inc.	20,209	9,179,534
Molina Healthcare, Inc.†	9,182	2,664,800
UnitedHealth Group, Inc.	148,082	73,564,176

		112,327,124

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.	37,653	7,922,191
Universal Health Services, Inc., Class B	11,495	1,432,392

		9,354,583

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	23,675	3,664,653
Cardinal Health, Inc.	43,560	2,453,299
McKesson Corp.	23,552	7,741,307

		13,859,259

Metal - Copper — 0.2%
Freeport-McMoRan, Inc.	230,815	9,020,250

Multimedia — 0.7%
FactSet Research Systems, Inc.	5,944	2,269,300
Paramount Global, Class B	95,389	3,274,704
Walt Disney Co.†	286,247	31,613,119

		37,157,123

242

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Networking Products — 0.6%
Arista Networks, Inc.†	35,269	$3,607,313
Cisco Systems, Inc.	663,108	29,873,016

		33,480,329

Non - Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	32,835	4,394,636
Waste Management, Inc.	60,508	9,591,123

		13,985,759

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	8,346	2,822,534

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	13,018	2,246,386

Oil Companies - Exploration & Production — 1.5%
APA Corp.	57,116	2,685,023
ConocoPhillips	204,743	23,004,924
Coterra Energy, Inc.	127,913	4,391,253
Devon Energy Corp.	98,990	7,414,351
Diamondback Energy, Inc.	26,776	4,070,488
EOG Resources, Inc.	91,990	12,598,950
Hess Corp.	43,340	5,333,854
Marathon Oil Corp.	122,405	3,847,189
Occidental Petroleum Corp.	139,502	9,668,884
Pioneer Natural Resources Co.	35,697	9,921,624

		82,936,540

Oil Companies - Integrated — 2.1%
Chevron Corp.	303,077	52,935,429
Exxon Mobil Corp.	665,618	63,899,328

		116,834,757

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	91,032	9,266,147
Phillips 66	73,558	7,415,382
Valero Energy Corp.	64,278	8,330,429

		25,011,958

Oil - Field Services — 0.4%
Baker Hughes Co.	142,394	5,123,336
Halliburton Co.	141,277	5,721,719
Schlumberger NV	220,645	10,140,844

		20,985,899

Paper & Related Products — 0.1%
International Paper Co.	60,887	2,949,975

Pharmacy Services — 0.6%
Cigna Corp.	50,775	13,622,425
CVS Health Corp.	206,357	19,965,040

		33,587,465

Pipelines — 0.3%
Kinder Morgan, Inc.	306,593	6,036,816
ONEOK, Inc.	70,112	4,616,875
Williams Cos., Inc.	191,032	7,079,646

		17,733,337

Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	9,920	2,451,034

Publishing - Newspapers — 0.0%
News Corp., Class A	61,455	1,069,317
News Corp., Class B	19,035	334,635

		1,403,952

Racetracks — 0.0%
Penn National Gaming, Inc.†	26,119	834,763

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	22,883	$3,797,434
American Tower Corp.	71,602	18,339,420
AvalonBay Communities, Inc.	21,974	4,569,713
Boston Properties, Inc.	22,349	2,484,762
Camden Property Trust	16,068	2,305,597
Crown Castle International Corp.	67,953	12,887,287
Digital Realty Trust, Inc.	44,619	6,228,366
Duke Realty Corp.	59,879	3,163,408
Equinix, Inc.	14,156	9,726,446
Equity Residential	53,728	4,127,922
Essex Property Trust, Inc.	10,258	2,911,733
Extra Space Storage, Inc.	21,051	3,751,288
Federal Realty Investment Trust	11,124	1,278,926
Healthpeak Properties, Inc.	84,791	2,517,445
Host Hotels & Resorts, Inc.	112,264	2,244,157
Iron Mountain, Inc.	45,525	2,453,798
Kimco Realty Corp.	96,953	2,292,939
Mid-America Apartment Communities, Inc.	18,133	3,282,073
Prologis, Inc.	116,346	14,831,788
Public Storage	23,986	7,930,731
Realty Income Corp.	88,951	6,068,237
Regency Centers Corp.	24,227	1,652,524
SBA Communications Corp.	17,103	5,757,041
Simon Property Group, Inc.	51,665	5,923,392
UDR, Inc.	47,020	2,247,556
Ventas, Inc.	62,760	3,561,002
Vornado Realty Trust	24,998	873,930
Welltower, Inc.	68,435	6,096,874
Weyerhaeuser Co.	117,494	4,643,363

		147,949,152

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	52,618	4,358,875

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	11,386	3,395,077

Respiratory Products — 0.1%
ResMed, Inc.	22,992	4,677,952

Retail - Apparel/Shoe — 0.1%
Ross Stores, Inc.	55,551	4,722,946

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	9,804	1,861,387
AutoZone, Inc.†	3,244	6,681,505
Genuine Parts Co.	22,392	3,061,658
O’Reilly Automotive, Inc.†	10,593	6,749,542

		18,354,092

Retail - Automobile — 0.0%
CarMax, Inc.†	25,419	2,523,344

Retail - Building Products — 1.3%
Home Depot, Inc.	164,180	49,705,495
Lowe’s Cos., Inc.	105,929	20,687,934

		70,393,429

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	34,040	2,793,322

Retail - Discount — 1.6%
Costco Wholesale Corp.	69,718	32,503,926
Dollar General Corp.	36,430	8,026,986
Dollar Tree, Inc.†	35,368	5,670,551
Target Corp.	75,329	12,194,259
Walmart, Inc.	222,421	28,610,013

		87,005,735

243

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	112,653	$4,937,581

Retail - Gardening Products — 0.1%
Tractor Supply Co.	17,894	3,352,620

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	187,550	11,922,554

Retail - Misc./Diversified — 0.0%
Bath & Body Works, Inc.	40,521	1,662,171

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	8,509	3,600,158

Retail - Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	4,422	6,202,076
Darden Restaurants, Inc.	20,081	2,510,125
Domino’s Pizza, Inc.	5,721	2,077,695
McDonald’s Corp.	117,485	29,630,892
Starbucks Corp.	180,854	14,197,039
Yum! Brands, Inc.	45,438	5,519,354

		60,137,181

Semiconductor Components - Integrated Circuits — 0.9%
Analog Devices, Inc.	82,594	13,908,830
NXP Semiconductors NV	41,812	7,934,245
QUALCOMM, Inc.	177,192	25,377,438

		47,220,513

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	139,612	16,375,091
KLA Corp.	23,696	8,645,486
Lam Research Corp.	21,932	11,405,298
Teradyne, Inc.	25,629	2,800,225

		39,226,100

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	6,299	1,325,688

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	38,048	3,426,603

Steel - Producers — 0.1%
Nucor Corp.	42,765	5,664,652

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	117,447	4,206,952

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	51,127	1,568,576

Telephone - Integrated — 1.1%
AT&T, Inc.	1,122,737	23,903,071
Lumen Technologies, Inc.#	144,882	1,773,356
Verizon Communications, Inc.	660,026	33,852,733

		59,529,160

Theaters — 0.0%
Live Nation Entertainment, Inc.†	21,239	2,018,767

Tobacco — 0.7%
Altria Group, Inc.	286,646	15,504,682
Philip Morris International, Inc.	243,671	25,890,044

		41,394,726

Tools - Hand Held — 0.1%
Snap-on, Inc.	8,401	1,864,014
Stanley Black & Decker, Inc.	25,634	3,042,499

		4,906,513

Toys — 0.0%
Hasbro, Inc.	20,387	1,829,733

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Rail — 0.8%
CSX Corp.	348,720	$11,085,809
Norfolk Southern Corp.	37,699	9,034,942
Union Pacific Corp.	100,135	22,007,670

		42,128,421

Transport - Services — 0.6%
C.H. Robinson Worldwide, Inc.	20,438	2,217,727
Expeditors International of Washington, Inc.	26,634	2,898,845
FedEx Corp.	38,327	8,607,478
United Parcel Service, Inc., Class B	114,641	20,893,322

		34,617,372

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc.	13,209	2,279,609
Old Dominion Freight Line, Inc.	14,647	3,782,442

		6,062,051

Water — 0.1%
American Water Works Co., Inc.	28,543	4,317,129

Water Treatment Systems — 0.0%
Pentair PLC	26,017	1,305,273

Web Hosting/Design — 0.1%
VeriSign, Inc.†	15,194	2,652,113

Web Portals/ISP — 3.7%
Alphabet, Inc., Class A†	47,285	107,584,724
Alphabet, Inc., Class C†	43,671	99,603,943

		207,188,667

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	26,554	5,834,976

Total Long-Term Investment Securities
(cost $2,087,255,069)		5,494,129,582

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.06% due 08/11/2022(2)	$2,500,000	2,494,913
0.07% due 06/16/2022(2)	3,100,000	3,099,270
0.10% due 10/06/2022(2)	700,000	696,817

Total Short-Term Investment Securities
(cost $6,299,360)		6,291,000

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $38,739,802 and collateralized by $39,804,700 of United States Treasury Notes, bearing interest at 1.25% due 06/30/2028 and by $3,170,800 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an aggregate value of $39,514,557 (cost $38,739,737)	38,739,737	38,739,737

TOTAL INVESTMENTS
(cost $2,132,294,166)(3)	99.9%	5,539,160,319
Other assets less liabilities	0.1	4,425,641

NET ASSETS	100.0%	$5,543,585,960

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2022, the Fund had loaned securities with a total value of $6,249,208. This was secured by collateral of $6,451,271 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

244

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	$419,969
United States Treasury Notes/Bonds	0.13% to 6.88%	06/30/2022 to 08/15/2051	6,031,302

(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
240	Long	S&P 500 E-Mini Index	June 2022	$51,484,970	$49,575,000	$(1,909,970)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,494,129,582	$—	$—	$5,494,129,582
Short-Term Investment Securities	—	6,291,000	—	6,291,000
Repurchase Agreements	—	38,739,737	—	38,739,737

Total Investments at Value	$5,494,129,582	$45,030,737	$—	$5,539,160,319

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,909,970	$—	$—	$1,909,970

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

245

VALIC Company I Systematic Core Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Computers	5.6%
Applications Software	5.5
Medical — Drugs	3.9
Electronic Components — Semiconductors	3.4
Web Portals/ISP	3.2
Real Estate Investment Trusts	2.5
E-Commerce/Products	2.5
Insurance — Property/Casualty	2.3
Medical — HMO	2.1
Diversified Banking Institutions	1.9
Computer Services	1.9
Retail — Discount	1.6
Finance — Credit Card	1.6
Electric — Integrated	1.5
Medical — Biomedical/Gene	1.5
Commercial Services — Finance	1.5
Internet Content — Entertainment	1.3
Auto — Cars/Light Trucks	1.2
Retail — Building Products	1.2
Medical Products	1.2
Enterprise Software/Service	1.2
Oil Companies — Integrated	1.2
Cosmetics & Toiletries	1.2
Distribution/Wholesale	1.1
Diagnostic Equipment	1.0
Diversified Manufacturing Operations	0.9
Retail — Auto Parts	0.9
Investment Management/Advisor Services	0.9
Semiconductor Equipment	0.8
Beverages — Non-alcoholic	0.8
Banks — Commercial	0.8
Retail — Restaurants	0.8
Registered Investment Companies	0.8
Food — Misc./Diversified	0.7
Cable/Satellite TV	0.7
Oil Companies — Exploration & Production	0.7
Data Processing/Management	0.7
Semiconductor Components — Integrated Circuits	0.7
Insurance — Multi-line	0.7
Food — Retail	0.7
Telephone — Integrated	0.7
Pharmacy Services	0.6
Finance — Investment Banker/Broker	0.6
Transport — Services	0.6
Banks — Super Regional	0.6
Aerospace/Defense	0.6
Chemicals — Diversified	0.6
Medical Labs & Testing Services	0.6
Insurance Brokers	0.6
Computer Software	0.6
Diagnostic Kits	0.5
Tobacco	0.5
Medical Instruments	0.5
Pipelines	0.5
Retail — Automobile	0.5
Broadcast Services/Program	0.5
Apparel Manufacturers	0.5
Transport — Truck	0.5
Electronic Forms	0.4
Computer Aided Design	0.4
Steel — Producers	0.4
Networking Products	0.4
Containers — Paper/Plastic	0.4
Food — Confectionery	0.4
Exchange — Traded Funds	0.4
Electronic Measurement Instruments	0.4
Machinery — General Industrial	0.4
Private Equity	0.4
Independent Power Producers	0.4

Medical — Wholesale Drug Distribution	0.4
Multimedia	0.4
Insurance — Life/Health	0.4
Building — Residential/Commercial	0.4
Agricultural Operations	0.4
Chemicals — Specialty	0.4
Coatings/Paint	0.3
Electronic Parts Distribution	0.3
Building & Construction Products — Misc.	0.3
Consumer Products — Misc.	0.3
Real Estate Management/Services	0.3
Gas — Distribution	0.3
Retail — Apparel/Shoe	0.3
Building Products — Air & Heating	0.3
Consulting Services	0.3
Finance — Other Services	0.3
Transport — Rail	0.3
Instruments — Controls	0.3
Athletic Footwear	0.3
Entertainment Software	0.3
Oil Refining & Marketing	0.3
Machinery — Pumps	0.3
Food — Meat Products	0.2
Brewery	0.2
Electric Products — Misc.	0.2
Human Resources	0.2
Electronic Components — Misc.	0.2
Computers — Memory Devices	0.2
Television	0.2
Medical Information Systems	0.2
Medical — Generic Drugs	0.2
Publishing — Newspapers	0.2
Retail — Gardening Products	0.2
Radio	0.2
Machinery — Construction & Mining	0.2
Commercial Services	0.2
Web Hosting/Design	0.2
Banks — Fiduciary	0.2
Wireless Equipment	0.2
Advertising Agencies	0.2
Non-Hazardous Waste Disposal	0.2
Finance — Consumer Loans	0.2
Internet Security	0.2
Machinery — Farming	0.2
Retail — Catalog Shopping	0.2
Medical — Outpatient/Home Medical	0.2
Medical — Hospitals	0.2
Engineering/R&D Services	0.2
Retail — Sporting Goods	0.2
Auto/Truck Parts & Equipment — Original	0.2
Software Tools	0.2
Computer Data Security	0.2
Food — Baking	0.2
Tools — Hand Held	0.2
Agricultural Chemicals	0.2
Finance — Auto Loans	0.2
Auto — Heavy Duty Trucks	0.2
Office Automation & Equipment	0.2
Containers — Metal/Glass	0.2
Retail — Misc./Diversified	0.2
E-Commerce/Services	0.1
Funeral Services & Related Items	0.1
Retail — Consumer Electronics	0.1
Metal — Copper	0.1
Retail — Convenience Store	0.1
Building & Construction — Misc.	0.1
Oil — Field Services	0.1
Lighting Products & Systems	0.1
Building Products — Cement	0.1

246

VALIC Company I Systematic Core Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited) — (continued)

Industry Allocation* (continued)

Hotels/Motels	0.1%
Electric — Distribution	0.1
Toys	0.1
Aerospace/Defense — Equipment	0.1
Retail — Drug Store	0.1
Retail — Regional Department Stores	0.1
Building — Maintenance & Services	0.1
Retail — Home Furnishings	0.1
Internet Application Software	0.1
Respiratory Products	0.1
Computers — Integrated Systems	0.1
Telecommunication Equipment	0.1
Building Products — Wood	0.1
Industrial Automated/Robotic	0.1
Agricultural Biotech	0.1
Retail — Perfume & Cosmetics	0.1
Shipbuilding	0.1
Drug Delivery Systems	0.1
Machine Tools & Related Products	0.1
Audio/Video Products	0.1
Casino Hotels	0.1
Resorts/Theme Parks	0.1
Transport — Marine	0.1
Retail — Major Department Stores	0.1
Cellular Telecom	0.1
Paper & Related Products	0.1
Airlines	0.1
Metal Processors & Fabrication	0.1
E-Services/Consulting	0.1
Schools	0.1
Beverages — Wine/Spirits	0.1
Motorcycle/Motor Scooter	0.1
Food — Wholesale/Distribution	0.1
Water	0.1
Building — Heavy Construction	0.1
Filtration/Separation Products	0.1
Internet Infrastructure Software	0.1
Dialysis Centers	0.1
Communications Software	0.1
Electronic Security Devices	0.1
Vitamins & Nutrition Products	0.1
Appliances	0.1
Retail — Pet Food & Supplies	0.1
Soap & Cleaning Preparation	0.1
Home Furnishings	0.1
Building — Mobile Home/Manufactured Housing	0.1
Water Treatment Systems	0.1
Financial Guarantee Insurance	0.1
Electronic Connectors	0.1
Telecom Services	0.1
Machinery — Electrical	0.1
Recreational Vehicles	0.1
Metal — Aluminum	0.1
Savings & Loans/Thrifts	0.1
Decision Support Software	0.1
Retail — Floor Coverings	0.1

100.5%

*	Calculated as a percentage of net assets

247

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	23,884	$769,781
Omnicom Group, Inc.	5,034	375,587

		1,145,368

Aerospace/Defense — 0.6%
Boeing Co.†	981	128,903
Curtiss-Wright Corp.	1,760	249,885
General Dynamics Corp.	2,756	619,852
Lockheed Martin Corp.	1,662	731,463
Northrop Grumman Corp.	1,655	774,490
Raytheon Technologies Corp.	9,587	911,916
Teledyne Technologies, Inc.†	432	175,025

		3,591,534

Aerospace/Defense - Equipment — 0.1%
L3Harris Technologies, Inc.	3,142	756,908

Agricultural Biotech — 0.1%
Corteva, Inc.	10,446	654,129

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	4,102	405,154
Mosaic Co.	8,152	510,723

		915,877

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	16,602	1,507,794
Bunge, Ltd.	5,281	624,848

		2,132,642

Airlines — 0.1%
Alaska Air Group, Inc.†	5,196	250,759
JetBlue Airways Corp.†	27,830	298,894

		549,653

Apparel Manufacturers — 0.5%
Capri Holdings, Ltd.†	6,871	334,893
Carter’s, Inc.	4,707	362,674
Columbia Sportswear Co.	3,330	259,007
Hanesbrands, Inc.	17,335	205,767
PVH Corp.	2,866	203,113
Tapestry, Inc.	16,354	564,213
Under Armour, Inc., Class A†	29,725	314,491
Under Armour, Inc., Class C†	34,802	337,579
VF Corp.	4,024	203,051

		2,784,788

Appliances — 0.1%
Whirlpool Corp.	2,127	391,878

Applications Software — 5.5%
Aspen Technology, Inc.†	1,571	303,973
CDK Global, Inc.	5,186	282,430
Concentrix Corp.	5,016	776,928
Intuit, Inc.	3,083	1,277,780
Microsoft Corp.	103,471	28,130,661
PTC, Inc.†	1,778	207,190
Roper Technologies, Inc.	717	317,230
ServiceNow, Inc.†	2,407	1,125,200
Smartsheet, Inc., Class A†	3,056	108,946

		32,530,338

Athletic Equipment — 0.0%
YETI Holdings, Inc.†	2,498	114,284

Athletic Footwear — 0.3%
NIKE, Inc., Class B	14,369	1,707,756

Security Description	Shares	Value (Note 2)

Audio/Video Products — 0.1%
Dolby Laboratories, Inc., Class A	7,657	$594,336

Auto - Cars/Light Trucks — 1.2%
Ford Motor Co.	101,668	1,390,818
General Motors Co.†	2,766	106,989
Tesla, Inc.†	7,624	5,780,974

		7,278,781

Auto - Heavy Duty Trucks — 0.2%
Cummins, Inc.	3,124	653,291
PACCAR, Inc.	2,853	247,754

		901,045

Auto/Truck Parts & Equipment - Original — 0.2%
Allison Transmission Holdings, Inc.	6,590	263,666
BorgWarner, Inc.	13,335	537,667
Gentex Corp.	8,154	253,426

		1,054,759

Banks - Commercial — 0.8%
Bank OZK	6,836	283,489
Citizens Financial Group, Inc.	8,160	337,661
First Horizon Corp.	13,743	313,753
First Republic Bank	1,412	218,902
FNB Corp.	14,502	176,199
M&T Bank Corp.	1,071	192,748
Pinnacle Financial Partners, Inc.	2,712	220,811
Popular, Inc.	5,631	460,109
Regions Financial Corp.	10,439	230,598
Signature Bank	1,386	299,750
SVB Financial Group†	408	199,337
Synovus Financial Corp.	5,759	245,621
Truist Financial Corp.	11,429	568,479
Webster Financial Corp.	3,194	156,793
Western Alliance Bancorp	2,935	238,821
Wintrust Financial Corp.	3,630	317,226
Zions Bancorp NA	4,908	279,952

		4,740,249

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp.	15,339	714,951
State Street Corp.	6,285	455,599

		1,170,550

Banks - Super Regional — 0.6%
Comerica, Inc.	2,871	238,896
Fifth Third Bancorp	8,333	328,570
Huntington Bancshares, Inc.	9,786	135,830
KeyCorp	11,620	231,935
PNC Financial Services Group, Inc.	3,560	624,460
US Bancorp	8,799	466,963
Wells Fargo & Co.	34,294	1,569,636

		3,596,290

Beverages - Non-alcoholic — 0.8%
Coca-Cola Co.	26,345	1,669,746
Keurig Dr Pepper, Inc.	9,664	335,728
Monster Beverage Corp.†	6,743	600,936
PepsiCo, Inc.	13,644	2,288,781

		4,895,191

Beverages - Wine/Spirits — 0.1%
Brown-Forman Corp., Class A	3,573	225,563
Brown-Forman Corp., Class B	4,466	295,292

		520,855

248

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Brewery — 0.2%
Boston Beer Co., Inc., Class A†	792	$281,398
Constellation Brands, Inc., Class A	1,088	267,071
Molson Coors Beverage Co., Class B	16,217	905,557

		1,454,026

Broadcast Services/Program — 0.5%
Fox Corp., Class A	20,639	732,891
Fox Corp., Class B	18,427	602,747
Liberty Media Corp. - Liberty Formula One, Series A†	6,950	396,289
Liberty Media Corp. - Liberty Formula One, Series C†	7,663	477,328
Warner Bros. Discovery, Inc.†	36,862	680,104

		2,889,359

Building & Construction Products - Misc. — 0.3%
Builders FirstSource, Inc.†	6,268	407,984
Fortune Brands Home & Security, Inc.	1,996	138,423
Louisiana-Pacific Corp.	5,622	388,255
Owens Corning	7,543	720,960
Trex Co., Inc.†	5,426	345,745

		2,001,367

Building & Construction - Misc. — 0.1%
Frontdoor, Inc.†	16,701	413,183
Mohawk Industries, Inc.†	2,923	413,487

		826,670

Building Products - Air & Heating — 0.3%
Carrier Global Corp.	12,012	472,192
Johnson Controls International PLC	15,255	831,550
Lennox International, Inc.	2,316	483,812

		1,787,554

Building Products - Cement — 0.1%
Eagle Materials, Inc.	536	69,980
Martin Marietta Materials, Inc.	879	298,315
MDU Resources Group, Inc.	9,240	252,991
Vulcan Materials Co.	1,198	197,515

		818,801

Building Products - Wood — 0.1%
Masco Corp.	11,900	674,611

Building - Heavy Construction — 0.1%
MasTec, Inc.†	5,884	491,844

Building - Maintenance & Services — 0.1%
Rollins, Inc.	20,734	735,228

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.#	4,813	365,644

Building - Residential/Commercial — 0.4%
D.R. Horton, Inc.	1,487	111,748
Lennar Corp., Class A	6,744	541,206
Lennar Corp., Class B	5,953	399,863
NVR, Inc.†	32	142,420
PulteGroup, Inc.	7,717	349,271
Toll Brothers, Inc.	11,791	595,092

		2,139,600

Cable/Satellite TV — 0.7%
Cable One, Inc.	138	179,828
Charter Communications, Inc., Class A†	1,519	770,027
Comcast Corp., Class A	50,371	2,230,428
Liberty Broadband Corp., Class A†	2,244	273,790
Liberty Broadband Corp., Class C†	2,464	308,419

Security Description	Shares	Value (Note 2)

Cable/Satellite TV (continued)
Sirius XM Holdings, Inc.#	95,215	$609,376

		4,371,868

Casino Hotels — 0.1%
Boyd Gaming Corp.	7,007	411,801
MGM Resorts International	5,141	179,781

		591,582

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	4,274	569,681

Chemicals - Diversified — 0.6%
Celanese Corp.	1,819	284,710
Dow, Inc.	11,749	798,697
DuPont de Nemours, Inc.	2,617	177,563
Eastman Chemical Co.	2,659	292,915
FMC Corp.	1,603	196,496
LyondellBasell Industries NV, Class A	2,294	262,090
Olin Corp.	7,094	466,714
PPG Industries, Inc.	1,914	242,102
Westlake Chemical Corp.	5,320	702,825

		3,424,112

Chemicals - Specialty — 0.4%
Albemarle Corp.	1,535	399,745
Chemours Co.	12,599	542,891
Ecolab, Inc.	1,578	258,650
Element Solutions, Inc.	6,201	132,019
International Flavors & Fragrances, Inc.	1,246	164,684
NewMarket Corp.	493	162,453
Valvoline, Inc.	12,903	431,734

		2,092,176

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	9,228	250,633
RPM International, Inc.	5,109	450,103
Sherwin-Williams Co.	4,982	1,335,375

		2,036,111

Commercial Services — 0.2%
Cintas Corp.	1,542	614,225
GXO Logistics, Inc.†	2,017	109,463
Nielsen Holdings PLC	12,343	315,487
Quanta Services, Inc.	1,837	218,603

		1,257,778

Commercial Services - Finance — 1.5%
Automatic Data Processing, Inc.	4,164	928,322
Equifax, Inc.	1,024	207,442
FleetCor Technologies, Inc.†	1,809	450,097
Global Payments, Inc.	4,763	624,144
H&R Block, Inc.	44,770	1,577,695
MarketAxess Holdings, Inc.	627	176,613
Moody’s Corp.	3,663	1,104,651
Morningstar, Inc.	1,670	429,240
PayPal Holdings, Inc.†	7,866	670,262
Paysafe, Ltd.†	184,396	503,401
S&P Global, Inc.	4,890	1,708,957
StoneCo, Ltd., Class A†	29,731	298,499
TransUnion	1,580	137,160

		8,816,483

Communications Software — 0.1%
RingCentral, Inc., Class A†	1,914	120,850
Zoom Video Communications, Inc., Class A†	2,623	281,841

		402,691

249

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Aided Design — 0.4%
ANSYS, Inc.†	671	$174,702
Autodesk, Inc.†	3,028	629,067
Cadence Design Systems, Inc.†	6,970	1,071,498
Synopsys, Inc.†	2,382	760,334

		2,635,601

Computer Data Security — 0.2%
Fortinet, Inc.†	3,081	906,245
Zscaler, Inc.†	744	113,899

		1,020,144

Computer Services — 1.9%
Accenture PLC, Class A	10,511	3,137,113
Amdocs, Ltd.	13,885	1,206,468
CACI International, Inc., Class A†	2,604	730,083
Cognizant Technology Solutions Corp., Class A	17,885	1,336,009
DXC Technology Co.†	23,239	818,478
EPAM Systems, Inc.†	1,548	524,029
Genpact, Ltd.	19,906	883,229
International Business Machines Corp.	14,664	2,035,950
Leidos Holdings, Inc.	3,080	321,860
Science Applications International Corp.	5,245	454,007

		11,447,226

Computer Software — 0.6%
Akamai Technologies, Inc.†	4,818	486,811
Citrix Systems, Inc.	6,366	640,992
Cloudflare, Inc., Class A†	3,270	183,120
Datadog, Inc., Class A†	972	92,719
Dropbox, Inc., Class A†	30,409	633,723
Nutanix, Inc., Class A†	17,308	280,390
Teradata Corp.†	25,032	961,980

		3,279,735

Computers — 5.6%
Apple, Inc.	211,797	31,523,866
Dell Technologies, Inc., Class C	8,527	425,838
Hewlett Packard Enterprise Co.	42,828	668,117
HP, Inc.	25,149	976,787

		33,594,608

Computers - Integrated Systems — 0.1%
NCR Corp.†	19,885	689,811

Computers - Memory Devices — 0.2%
NetApp, Inc.	8,897	640,139
Pure Storage, Inc., Class A†	10,699	253,887
Western Digital Corp.†	7,033	426,833

		1,320,859

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	2,383	204,604
FTI Consulting, Inc.†	1,535	257,880
Gartner, Inc.†	4,004	1,050,650
Verisk Analytics, Inc.	1,521	266,053

		1,779,187

Consumer Products - Misc. — 0.3%
Clorox Co.	5,080	738,429
Kimberly-Clark Corp.	7,024	934,332
Reynolds Consumer Products, Inc.	7,431	202,272
Spectrum Brands Holdings, Inc.	1,104	96,865

		1,971,898

Security Description	Shares	Value (Note 2)

Containers - Metal/Glass — 0.2%
Ardagh Group SA#	10,044	$151,665
Ball Corp.	2,924	207,282
Crown Holdings, Inc.	1,906	199,063
Silgan Holdings, Inc.	7,815	342,375

		900,385

Containers - Paper/Plastic — 0.4%
Amcor PLC	15,603	204,399
AptarGroup, Inc.	1,807	193,512
Berry Global Group, Inc.†	9,411	548,944
Graphic Packaging Holding Co.	9,181	204,369
Packaging Corp. of America	1,711	269,106
Sealed Air Corp.	4,345	270,172
Sonoco Products Co.	4,900	286,503
WestRock Co.	12,819	621,593

		2,598,598

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	16,341	1,287,834
Estee Lauder Cos., Inc., Class A	4,787	1,219,009
Procter & Gamble Co.	30,261	4,474,997

		6,981,840

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	2,260	330,457
DocuSign, Inc.†	3,787	317,767
Fair Isaac Corp.†	1,588	650,365
Fidelity National Information Services, Inc.	8,517	890,027
Fiserv, Inc.†	8,901	891,702
Jack Henry & Associates, Inc.	3,021	568,311
Paychex, Inc.	4,427	548,195

		4,196,824

Decision Support Software — 0.1%
MSCI, Inc.	690	305,221

Diagnostic Equipment — 1.0%
10X Genomics, Inc., Class A†	1,749	89,531
Danaher Corp.	6,196	1,634,629
PerkinElmer, Inc.	5,114	765,413
Thermo Fisher Scientific, Inc.	4,976	2,824,228
Waters Corp.†	2,674	876,938

		6,190,739

Diagnostic Kits — 0.5%
Hologic, Inc.†	12,848	967,069
IDEXX Laboratories, Inc.†	2,919	1,143,139
QIAGEN NV†#	8,738	401,511
QuidelOrtho Corp.†	6,484	616,174

		3,127,893

Dialysis Centers — 0.1%
DaVita, Inc.†	4,206	410,043

Disposable Medical Products — 0.0%
Teleflex, Inc.	562	161,710

Distribution/Wholesale — 1.1%
Copart, Inc.†	1,828	209,361
Fastenal Co.	21,258	1,138,578
Leslie’s, Inc.†#	29,890	580,464
LKQ Corp.	21,009	1,079,653
Pool Corp.	2,535	1,010,502
Univar Solutions, Inc.†	13,870	426,086
Watsco, Inc.	2,482	634,474
WW Grainger, Inc.	2,431	1,184,067

		6,263,185

250

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS
Diversified Banking Institutions — 1.9%
Bank of America Corp.	79,934	$2,973,545
Citigroup, Inc.	23,956	1,279,490
JPMorgan Chase & Co.	41,744	5,519,809
Morgan Stanley	21,089	1,816,606

		11,589,450

Diversified Manufacturing Operations — 0.9%
3M Co.	7,471	1,115,346
A.O. Smith Corp.	7,074	425,289
Carlisle Cos., Inc.	2,191	557,456
Eaton Corp. PLC	5,182	718,225
General Electric Co.	7,467	584,591
Illinois Tool Works, Inc.	3,411	709,727
ITT, Inc.	2,715	200,421
Parker-Hannifin Corp.	2,018	549,239
Textron, Inc.	7,878	514,355
Trane Technologies PLC	1,657	228,765

		5,603,414

Drug Delivery Systems — 0.1%
Becton Dickinson & Co.	1,908	488,067
DexCom, Inc.†	431	128,412
Embecta Corp.†	381	9,441

		625,920

E-Commerce/Products — 2.5%
Amazon.com, Inc.†	5,710	13,727,925
eBay, Inc.	9,946	484,072
Etsy, Inc.†	2,814	228,271
Figs, Inc., Class A†	7,549	67,186
Wayfair, Inc., Class A†#	3,500	207,865

		14,715,319

E-Commerce/Services — 0.1%
Booking Holdings, Inc.†	192	430,764
Expedia Group, Inc.†	1,582	204,600
Match Group, Inc.†	3,280	258,398

		893,762

E-Services/Consulting — 0.1%
CDW Corp.	3,138	533,021

Electric Products - Misc. — 0.2%
AMETEK, Inc.	3,018	366,597
Emerson Electric Co.	9,458	838,546
Littelfuse, Inc.	882	238,316

		1,443,459

Electric - Distribution — 0.1%
Consolidated Edison, Inc.	4,922	488,558
Sempra Energy	1,898	311,006

		799,564

Electric - Generation — 0.0%
Constellation Energy Corp.	3,208	199,153

Electric - Integrated — 1.5%
AES Corp.	8,030	176,981
Alliant Energy Corp.	4,577	292,104
Ameren Corp.	3,279	312,128
American Electric Power Co., Inc.	3,684	375,879
Avangrid, Inc.	4,071	193,739
CenterPoint Energy, Inc.	9,056	290,245
CMS Energy Corp.	4,381	311,226
Dominion Energy, Inc.	5,593	471,042
DTE Energy Co.	2,362	313,461

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Duke Energy Corp.	7,462	$839,624
Edison International	4,460	311,799
Entergy Corp.	2,252	270,961
Evergy, Inc.	4,647	325,011
Eversource Energy	3,103	286,469
Exelon Corp.	9,626	473,118
FirstEnergy Corp.	6,389	274,471
Hawaiian Electric Industries, Inc.	6,112	263,855
IDACORP, Inc.	2,125	231,668
NextEra Energy, Inc.	10,196	771,735
OGE Energy Corp.	4,771	197,042
Pinnacle West Capital Corp.	2,643	205,229
PPL Corp.	10,931	329,898
Public Service Enterprise Group, Inc.	3,843	263,399
Southern Co.	9,840	744,494
WEC Energy Group, Inc.	3,111	326,873
Xcel Energy, Inc.	4,382	330,140

		9,182,591

Electronic Components - Misc. — 0.2%
Garmin, Ltd.	3,645	384,985
Hubbell, Inc.	1,522	288,967
Jabil, Inc.	2,549	156,815
nVent Electric PLC	7,973	282,244
Sensata Technologies Holding PLC	4,742	227,758

		1,340,769

Electronic Components - Semiconductors — 3.4%
Advanced Micro Devices, Inc.†	21,124	2,151,691
Broadcom, Inc.	5,173	3,001,012
Intel Corp.	64,669	2,872,597
Marvell Technology, Inc.	4,841	286,345
Microchip Technology, Inc.	6,006	436,336
Micron Technology, Inc.	9,335	689,296
Monolithic Power Systems, Inc.	956	430,573
NVIDIA Corp.	33,243	6,207,133
ON Semiconductor Corp.†	18,197	1,104,194
Qorvo, Inc.†	3,734	417,275
Skyworks Solutions, Inc.	3,097	337,170
Texas Instruments, Inc.	12,446	2,199,955

		20,133,577

Electronic Connectors — 0.1%
Amphenol Corp., Class A	4,845	343,317

Electronic Forms — 0.4%
Adobe, Inc.†	6,332	2,637,151

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	5,655	721,352
Fortive Corp.	3,978	245,721
Keysight Technologies, Inc.†	5,029	732,222
National Instruments Corp.	15,777	557,244
Trimble, Inc.†	3,093	210,479

		2,467,018

Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc.†	9,263	1,117,581
Avnet, Inc.	6,657	322,532
TD SYNNEX Corp.	5,510	572,213

		2,012,326

Electronic Security Devices — 0.1%
Allegion PLC	3,598	401,717

251

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engineering/R&D Services — 0.2%
AECOM	9,739	$680,269
Jacobs Engineering Group, Inc.	2,696	377,683

		1,057,952

Enterprise Software/Service — 1.2%
Atlassian Corp. PLC, Class A†	3,613	640,657
Black Knight, Inc.†	5,816	394,964
Guidewire Software, Inc.†	2,103	168,114
HubSpot, Inc.†	1,064	359,302
Manhattan Associates, Inc.†	5,177	626,055
New Relic, Inc.†	2,559	119,915
Oracle Corp.	21,850	1,571,452
Pegasystems, Inc.	4,890	242,250
salesforce.com, Inc.†	8,157	1,307,078
SS&C Technologies Holdings, Inc.	12,937	827,839
Tyler Technologies, Inc.†	624	222,032
Veeva Systems, Inc., Class A†	1,342	228,489
Workday, Inc., Class A†	2,185	341,515

		7,049,662

Entertainment Software — 0.3%
Activision Blizzard, Inc.	4,665	363,310
Electronic Arts, Inc.	4,681	649,021
Playtika Holding Corp.†	32,146	476,082
Take-Two Interactive Software, Inc.†	1,602	199,497

		1,687,910

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	8,896	465,083

Finance - Auto Loans — 0.2%
Ally Financial, Inc.	15,569	685,659
Credit Acceptance Corp.†#	376	223,836

		909,495

Finance - Consumer Loans — 0.2%
OneMain Holdings, Inc.	14,182	624,859
Synchrony Financial	13,459	498,521

		1,123,380

Finance - Credit Card — 1.6%
American Express Co.	4,554	768,806
Bread Financial Holdings Inc.	15,572	858,017
Capital One Financial Corp.	6,634	848,223
Discover Financial Services	3,902	442,838
Mastercard, Inc., Class A	8,565	3,065,157
Visa, Inc., Class A	13,833	2,934,948
Western Union Co.	18,784	340,742

		9,258,731

Finance - Investment Banker/Broker — 0.6%
Charles Schwab Corp.	12,951	907,865
Evercore, Inc., Class A	4,663	532,515
Interactive Brokers Group, Inc., Class A	2,073	127,572
Jefferies Financial Group, Inc.	30,687	1,013,285
Lazard, Ltd., Class A	12,212	430,595
Tradeweb Markets, Inc., Class A	3,352	226,629
Virtu Financial, Inc., Class A	22,916	598,795

		3,837,256

Finance - Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A	24,219	219,666

Finance - Other Services — 0.3%
Cboe Global Markets, Inc.	1,639	184,076
CME Group, Inc.	2,649	526,701

Security Description	Shares	Value (Note 2)

Finance - Other Services (continued)
Intercontinental Exchange, Inc.	3,519	$360,311
Nasdaq, Inc.	1,777	275,897
SEI Investments Co.	7,031	410,821

		1,757,806

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	3,132	184,318
MGIC Investment Corp.	11,437	159,318

		343,636

Food - Baking — 0.2%
Flowers Foods, Inc.	36,954	1,019,930

Food - Confectionery — 0.4%
Hershey Co.	5,216	1,104,280
J.M. Smucker Co.	6,254	784,064
Mondelez International, Inc., Class A	10,913	693,630

		2,581,974

Food - Flour & Grain — 0.0%
Seaboard Corp.	44	182,133

Food - Meat Products — 0.2%
Hormel Foods Corp.	6,242	303,798
Tyson Foods, Inc., Class A	12,904	1,156,328

		1,460,126

Food - Misc./Diversified — 0.7%
Campbell Soup Co.	5,454	261,301
Conagra Brands, Inc.	13,301	437,470
General Mills, Inc.	7,709	538,473
Hain Celestial Group, Inc.†	11,060	291,431
Ingredion, Inc.	7,846	742,938
Kellogg Co.	4,766	332,381
Kraft Heinz Co.	23,340	882,952
McCormick & Co., Inc.	3,526	326,931
Post Holdings, Inc.†	6,890	566,565

		4,380,442

Food - Retail — 0.7%
Albertsons Cos., Inc., Class A	47,946	1,464,750
Grocery Outlet Holding Corp.†	5,424	207,468
Kroger Co.	44,403	2,352,027

		4,024,245

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	5,966	502,218

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	6,356	250,426

Funeral Services & Related Items — 0.1%
Service Corp. International	12,701	889,451

Gas - Distribution — 0.3%
Atmos Energy Corp.	2,375	276,236
National Fuel Gas Co.	3,650	268,385
NiSource, Inc.	8,506	267,514
UGI Corp.	24,303	1,038,710

		1,850,845

Gold Mining — 0.0%
Newmont Corp.	3,773	255,998

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	4,011	202,756

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	2,347	159,995

252

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Home Decoration Products — 0.0%
Newell Brands, Inc.	5,715	$122,530

Home Furnishings — 0.1%
Tempur Sealy International, Inc.	14,507	382,550

Hotels/Motels — 0.1%
Choice Hotels International, Inc.	1,223	156,409
Hilton Worldwide Holdings, Inc.	1,607	226,362
Travel & Leisure Co.	4,408	225,293
Wyndham Hotels & Resorts, Inc.	2,438	195,357

		803,421

Human Resources — 0.2%
ManpowerGroup, Inc.	4,600	412,206
Robert Half International, Inc.	10,430	940,264

		1,352,470

Independent Power Producers — 0.4%
NRG Energy, Inc.	29,834	1,373,557
Vistra Corp.	34,591	912,165

		2,285,722

Industrial Automated/Robotic — 0.1%
Cognex Corp.	4,077	197,408
Enovis Corp.†	1,979	131,287
Rockwell Automation, Inc.	1,600	341,120

		669,815

Industrial Gases — 0.0%
Air Products & Chemicals, Inc.	1,015	249,852

Instruments - Controls — 0.3%
Honeywell International, Inc.	3,567	690,643
Mettler-Toledo International, Inc.†	796	1,023,751

		1,714,394

Insurance Brokers — 0.6%
Aon PLC, Class A	4,551	1,254,574
Arthur J. Gallagher & Co.	4,359	705,897
Brown & Brown, Inc.	5,466	324,516
Marsh & McLennan Cos., Inc.	6,495	1,038,875

		3,323,862

Insurance - Life/Health — 0.4%
Aflac, Inc.	9,153	554,397
Primerica, Inc.	1,666	209,916
Principal Financial Group, Inc.	4,995	364,286
Prudential Financial, Inc.	3,249	345,206
Unum Group	11,560	421,362
Voya Financial, Inc.#	3,577	245,418

		2,140,585

Insurance - Multi-line — 0.7%
Allstate Corp.	8,118	1,109,649
American Financial Group, Inc.	2,300	324,990
Chubb, Ltd.	3,780	798,676
Cincinnati Financial Corp.	2,593	331,541
CNA Financial Corp.	2,774	127,160
Hartford Financial Services Group, Inc.	3,337	241,966
Loews Corp.	3,841	251,547
MetLife, Inc.	12,699	855,786

		4,041,315

Insurance - Property/Casualty — 2.3%
Alleghany Corp.†	224	186,767
Arch Capital Group, Ltd.†	4,295	203,841
Assurant, Inc.	1,489	263,091

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Berkshire Hathaway, Inc., Class B†	27,634	$8,731,791
Erie Indemnity Co., Class A	1,344	225,456
Fidelity National Financial, Inc.	6,182	261,499
First American Financial Corp.	4,646	281,501
Hanover Insurance Group, Inc.	1,845	270,477
Markel Corp.†	155	212,262
Mercury General Corp.	9,595	469,675
Old Republic International Corp.	14,155	338,588
Progressive Corp.	8,620	1,029,056
Travelers Cos., Inc.	3,861	691,273
White Mountains Insurance Group, Ltd.	196	243,992
WR Berkley Corp.	2,932	208,553

		13,617,822

Insurance - Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd.	1,634	250,852

Internet Application Software — 0.1%
Anaplan, Inc.†	6,942	455,395
Zendesk, Inc.†	2,862	261,730

		717,125

Internet Content - Entertainment — 1.3%
Meta Platforms, Inc., Class A†	34,062	6,595,766
Netflix, Inc.†	3,180	627,859
Pinterest, Inc., Class A†	11,825	232,361
Spotify Technology SA†	1,251	141,075

		7,597,061

Internet Infrastructure Software — 0.1%
F5, Inc.†	2,753	448,849

Internet Security — 0.2%
NortonLifeLock, Inc.	16,224	394,892
Palo Alto Networks, Inc.†	1,426	716,964

		1,111,856

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.	1,593	212,857
Ameriprise Financial, Inc.	2,740	756,980
Apollo Global Management, Inc.	9,302	536,167
BlackRock, Inc.	1,092	730,635
Invesco, Ltd.	25,528	493,712
Janus Henderson Group PLC	3,641	102,349
LPL Financial Holdings, Inc.	4,651	912,480
Raymond James Financial, Inc.	3,901	384,209
Stifel Financial Corp.	3,685	236,466
T. Rowe Price Group, Inc.	5,726	727,717

		5,093,572

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	4,700	822,594

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	4,553	618,388

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	3,398	733,459
Oshkosh Corp.	5,653	525,220

		1,258,679

Machinery - Electrical — 0.1%
Regal Rexnord Corp.	1,196	149,440
Vertiv Holdings Co.	16,701	183,544

		332,984

253

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Farming — 0.2%
Deere & Co.	1,522	$544,541
Toro Co.	6,793	560,355

		1,104,896

Machinery - General Industrial — 0.4%
Esab Corp.†	1,979	98,950
Gates Industrial Corp. PLC†	30,664	391,273
IDEX Corp.	1,443	276,407
Middleby Corp.†	1,979	299,739
Nordson Corp.	1,533	334,010
Otis Worldwide Corp.	7,320	544,608
Westinghouse Air Brake Technologies Corp.	5,002	472,489

		2,417,476

Machinery - Pumps — 0.3%
Dover Corp.	3,321	444,715
Graco, Inc.	8,026	508,046
Ingersoll Rand, Inc.	7,675	361,876
Xylem, Inc.	2,193	184,760

		1,499,397

Medical Information Systems — 0.2%
Cerner Corp.	13,562	1,286,356

Medical Instruments — 0.5%
Bio-Techne Corp.	560	207,049
Boston Scientific Corp.†	6,851	280,960
Bruker Corp.	3,378	211,058
Edwards Lifesciences Corp.†	11,171	1,126,595
Intuitive Surgical, Inc.†	1,869	425,459
Medtronic PLC	8,189	820,128

		3,071,249

Medical Labs & Testing Services — 0.6%
Catalent, Inc.†	1,611	166,030
Charles River Laboratories International, Inc.†	1,552	363,292
IQVIA Holdings, Inc.†	2,005	431,576
Laboratory Corp. of America Holdings	3,942	972,570
Quest Diagnostics, Inc.	6,548	923,399
Syneos Health, Inc.†	7,457	550,998

		3,407,865

Medical Products — 1.2%
Abbott Laboratories	18,389	2,159,972
ABIOMED, Inc.†	2,155	568,273
Align Technology, Inc.†	1,237	343,441
Baxter International, Inc.	4,167	316,900
Cooper Cos., Inc.	683	239,555
Envista Holdings Corp.†	6,689	287,895
Globus Medical, Inc., Class A†	3,891	259,141
Henry Schein, Inc.†	10,640	911,210
Masimo Corp.†	2,661	373,684
Novocure, Ltd.†#	1,890	151,918
Penumbra, Inc.†	1,797	264,015
STERIS PLC	1,380	314,916
Stryker Corp.	1,603	375,904
West Pharmaceutical Services, Inc.	1,764	547,510

		7,114,334

Medical - Biomedical/Gene — 1.5%
Amgen, Inc.	6,919	1,776,384
Bio-Rad Laboratories, Inc., Class A†	509	273,735
Biogen, Inc.†	4,568	913,600
Exelixis, Inc.†	17,733	325,046
Gilead Sciences, Inc.	18,145	1,176,703

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Incyte Corp.†	10,830	$821,889
Moderna, Inc.†	3,608	524,350
Regeneron Pharmaceuticals, Inc.†	1,171	778,410
Seagen, Inc.†	1,379	187,103
United Therapeutics Corp.†	3,532	813,561
Vertex Pharmaceuticals, Inc.†	5,098	1,369,578

		8,960,359

Medical - Drugs — 3.9%
AbbVie, Inc.	25,205	3,714,461
Bristol-Myers Squibb Co.	30,906	2,331,858
Eli Lilly & Co.	10,730	3,363,211
Jazz Pharmaceuticals PLC†	5,177	774,894
Johnson & Johnson	36,578	6,566,848
Merck & Co., Inc.	23,698	2,180,927
Pfizer, Inc.	58,982	3,128,405
Zoetis, Inc.	5,367	917,381

		22,977,985

Medical - Generic Drugs — 0.2%
Perrigo Co. PLC	7,947	316,768
Viatris, Inc.	77,967	956,655

		1,273,423

Medical - HMO — 2.1%
Anthem, Inc.	4,457	2,271,332
Centene Corp.†	17,247	1,404,596
Humana, Inc.	2,084	946,615
Molina Healthcare, Inc.†	2,481	720,036
UnitedHealth Group, Inc.	14,162	7,035,398

		12,377,977

Medical - Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	2,391	170,168
HCA Healthcare, Inc.	3,118	656,027
Universal Health Services, Inc., Class B	1,879	234,142

		1,060,337

Medical - Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	2,951	342,051
Chemed Corp.	1,548	749,851

		1,091,902

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,098	479,540
Cardinal Health, Inc.	9,632	542,474
McKesson Corp.	2,856	938,739
Premier, Inc., Class A	5,730	214,359

		2,175,112

Metal Processors & Fabrication — 0.1%
Timken Co.	8,892	543,034

Metal - Aluminum — 0.1%
Alcoa Corp.	5,326	328,721

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	16,444	642,632
Southern Copper Corp.	3,230	199,549

		842,181

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	14,710	517,498

254

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedia — 0.4%
FactSet Research Systems, Inc.	2,200	$839,916
Walt Disney Co.†	11,910	1,315,340

		2,155,256

Networking Products — 0.4%
Arista Networks, Inc.†	3,060	312,977
Cisco Systems, Inc.	51,164	2,304,938

		2,617,915

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	3,350	448,364
Waste Management, Inc.	4,296	680,959

		1,129,323

Office Automation & Equipment — 0.2%
Xerox Holdings Corp.	19,780	372,260
Zebra Technologies Corp., Class A†	1,563	528,591

		900,851

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,532	264,362

Oil Companies - Exploration & Production — 0.7%
APA Corp.	10,081	473,908
ConocoPhillips	10,177	1,143,488
Continental Resources, Inc.	5,273	358,933
Devon Energy Corp.	4,936	369,706
EOG Resources, Inc.	2,291	313,775
Marathon Oil Corp.	22,003	691,554
Occidental Petroleum Corp.	8,047	557,738
Pioneer Natural Resources Co.	1,267	352,150

		4,261,252

Oil Companies - Integrated — 1.2%
Chevron Corp.	16,851	2,943,196
Exxon Mobil Corp.	42,231	4,054,176

		6,997,372

Oil Field Machinery & Equipment — 0.0%
NOV, Inc.	12,432	248,640

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	4,688	477,191
Phillips 66	4,870	490,945
Valero Energy Corp.	4,363	565,445

		1,533,581

Oil - Field Services — 0.1%
Baker Hughes Co.	6,827	245,635
Halliburton Co.	8,875	359,438
Schlumberger NV	4,759	218,724

		823,797

Paper & Related Products — 0.1%
International Paper Co.	11,656	564,733

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	1,786	143,005

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	598	127,661

Pharmacy Services — 0.6%
Cigna Corp.	5,635	1,511,814
CVS Health Corp.	24,055	2,327,321

		3,839,135

Security Description	Shares	Value (Note 2)

Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	2,379	$155,920

Pipelines — 0.5%
Antero Midstream Corp.	27,751	301,376
Cheniere Energy, Inc.	5,152	704,639
Kinder Morgan, Inc.	15,204	299,367
ONEOK, Inc.	3,067	201,962
Targa Resources Corp.	15,589	1,122,720
Williams Cos., Inc.	11,241	416,591

		3,046,655

Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	261	64,488

Private Equity — 0.4%
Ares Management Corp., Class A	5,031	358,056
Blackstone, Inc., Class A	9,553	1,125,248
Carlyle Group, Inc.	3,587	138,207
KKR & Co., Inc., Class A	12,296	673,944

		2,295,455

Professional Sports — 0.0%
Madison Square Garden Sports Corp.†	1,303	213,510

Protection/Safety — 0.0%
ADT, Inc.	31,662	236,832

Publishing - Newspapers — 0.2%
New York Times Co., Class A	9,917	342,037
News Corp., Class A	25,911	450,852
News Corp., Class B	27,148	477,262

		1,270,151

Racetracks — 0.0%
Penn National Gaming, Inc.†	9,023	288,375

Radio — 0.2%
Liberty Media Corp. - Liberty SiriusXM, Series A†	15,012	620,146
Liberty Media Corp. - Liberty SiriusXM, Series C†	15,662	643,708

		1,263,854

Real Estate Investment Trusts — 2.5%
AGNC Investment Corp.	37,905	463,578
Alexandria Real Estate Equities, Inc.	1,373	227,849
American Campus Communities, Inc.	2,506	162,890
American Homes 4 Rent, Class A	5,902	218,138
American Tower Corp.	2,329	596,527
Americold Realty Trust	9,134	252,920
Annaly Capital Management, Inc.	52,947	349,980
AvalonBay Communities, Inc.	1,708	355,196
Brixmor Property Group, Inc.	8,790	214,300
Camden Property Trust	2,323	333,327
Cousins Properties, Inc.	6,210	214,555
Crown Castle International Corp.	2,746	520,779
CubeSmart	9,633	428,957
Digital Realty Trust, Inc.	2,977	415,559
Douglas Emmett, Inc.	4,928	139,315
Duke Realty Corp.	5,987	316,293
EPR Properties	4,627	237,087
Equinix, Inc.	431	296,136
Equity LifeStyle Properties, Inc.	3,264	247,085
Equity Residential	4,237	325,529
Essex Property Trust, Inc.	762	216,294
Extra Space Storage, Inc.	3,066	546,361
First Industrial Realty Trust, Inc.	3,633	193,094
Gaming and Leisure Properties, Inc.	4,746	222,208
Healthpeak Properties, Inc.	4,405	130,784

255

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	6,468	$254,128
Hudson Pacific Properties, Inc.	11,117	221,339
Invitation Homes, Inc.	6,616	249,555
Iron Mountain, Inc.	7,228	389,589
Kilroy Realty Corp.	4,058	246,321
Lamar Advertising Co., Class A	1,391	136,248
Life Storage, Inc.	4,206	491,093
Medical Properties Trust, Inc.	6,494	120,659
Mid-America Apartment Communities, Inc.	1,727	312,587
National Retail Properties, Inc.	3,170	140,431
New Residential Investment Corp.	17,962	202,971
Prologis, Inc.	5,696	726,126
Public Storage	2,242	741,295
Rayonier, Inc.	4,068	167,683
Realty Income Corp.	4,794	327,047
Regency Centers Corp.	2,705	184,508
Rexford Industrial Realty, Inc.	3,086	197,103
SBA Communications Corp.	719	242,023
Simon Property Group, Inc.	1,797	206,026
SL Green Realty Corp.#	3,834	236,826
Starwood Property Trust, Inc.	6,258	149,504
Sun Communities, Inc.	1,424	233,721
UDR, Inc.	4,926	235,463
VICI Properties, Inc.	9,731	300,201
Welltower, Inc.	1,945	173,280
Weyerhaeuser Co.	13,179	520,834
WP Carey, Inc.	1,919	161,465

		15,192,767

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	9,202	762,294
Jones Lang LaSalle, Inc.†	6,054	1,194,575

		1,956,869

Recreational Vehicles — 0.1%
Polaris, Inc.	3,094	329,666

Rental Auto/Equipment — 0.0%
AMERCO	277	135,724

Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	2,828	417,752
Vail Resorts, Inc.	660	166,459

		584,211

Respiratory Products — 0.1%
ResMed, Inc.	3,400	691,764

Retail - Apparel/Shoe — 0.3%
Burlington Stores, Inc.†	1,088	183,110
Foot Locker, Inc.	14,575	480,684
Gap, Inc.	18,446	203,459
Lululemon Athletica, Inc.†	2,607	763,043
Victoria’s Secret & Co.†	4,389	180,871

		1,811,167

Retail - Auto Parts — 0.9%
Advance Auto Parts, Inc.	5,023	953,667
AutoZone, Inc.†	806	1,660,078
Genuine Parts Co.	8,049	1,100,540
O’Reilly Automotive, Inc.†	2,478	1,578,907

		5,293,192

Retail - Automobile — 0.5%
AutoNation, Inc.†	10,899	1,303,085
Lithia Motors, Inc.	1,560	474,973

Security Description	Shares	Value (Note 2)

Retail - Automobile (continued)
Penske Automotive Group, Inc.	10,864	$1,250,881

		3,028,939

Retail - Building Products — 1.2%
Home Depot, Inc.	15,694	4,751,358
Lowe’s Cos., Inc.	12,399	2,421,525

		7,172,883

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	9,121	774,646
Qurate Retail, Inc., Series A	88,265	318,637

		1,093,283

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	10,321	846,941

Retail - Convenience Store — 0.1%
Casey’s General Stores, Inc.	3,951	827,893

Retail - Discount — 1.6%
Costco Wholesale Corp.	4,925	2,296,134
Dollar General Corp.	4,457	982,055
Dollar Tree, Inc.†	5,629	902,498
Ollie’s Bargain Outlet Holdings, Inc.†	2,557	120,102
Target Corp.	11,888	1,924,429
Walmart, Inc.	23,787	3,059,722

		9,284,940

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	16,790	735,906

Retail - Floor Coverings — 0.1%
Floor & Decor Holdings, Inc., Class A†	3,982	300,402

Retail - Gardening Products — 0.2%
Tractor Supply Co.	6,747	1,264,118

Retail - Home Furnishings — 0.1%
Williams-Sonoma, Inc.	5,638	721,213

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.#	7,326	193,626
TJX Cos., Inc.	6,003	381,611

		575,237

Retail - Misc./Diversified — 0.2%
Bath & Body Works, Inc.	13,167	540,110
Five Below, Inc.†	965	126,019
GameStop Corp., Class A†#	1,832	228,524

		894,653

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	1,545	653,689

Retail - Pet Food & Supplies — 0.1%
Petco Health & Wellness Co., Inc.†	24,457	390,334

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.	18,235	735,235

Retail - Restaurants — 0.8%
Chipotle Mexican Grill, Inc.†	113	158,488
Darden Restaurants, Inc.	1,737	217,125
Domino’s Pizza, Inc.	2,399	871,245
McDonald’s Corp.	5,758	1,452,225
Starbucks Corp.	8,938	701,633
Wendy’s Co.	4,185	78,008
Yum! Brands, Inc.	8,704	1,057,275

		4,535,999

256

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.#	12,985	$1,054,772

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	17,008	169,740
TFS Financial Corp.	9,616	144,432

		314,172

Schools — 0.1%
Grand Canyon Education, Inc.†	5,949	530,472

Semiconductor Components - Integrated Circuits — 0.7%
Analog Devices, Inc.	3,966	667,875
Cirrus Logic, Inc.†	11,371	927,191
NXP Semiconductors NV	1,203	228,281
QUALCOMM, Inc.	16,553	2,370,721

		4,194,068

Semiconductor Equipment — 0.8%
Allegro MicroSystems, Inc.†	11,893	306,245
Applied Materials, Inc.	15,315	1,796,296
Entegris, Inc.	2,333	258,870
KLA Corp.	2,046	746,483
Lam Research Corp.	1,531	796,166
MKS Instruments, Inc.	3,100	382,850
Teradyne, Inc.	6,362	695,112

		4,982,022

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,996	630,538

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	4,268	384,376

Software Tools — 0.2%
VMware, Inc., Class A	8,009	1,025,953

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	640	164,320

Steel - Producers — 0.4%
Cleveland-Cliffs, Inc.†	13,601	315,271
Nucor Corp.	4,198	556,067
Reliance Steel & Aluminum Co.	4,946	961,502
Steel Dynamics, Inc.	4,833	412,642
United States Steel Corp.	14,958	374,997

		2,620,479

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	7,431	266,178

Telecom Services — 0.1%
Switch, Inc., Class A	9,918	334,732

Telecommunication Equipment — 0.1%
Ciena Corp.†	7,264	369,157
Juniper Networks, Inc.	10,290	315,697

		684,854

Telephone - Integrated — 0.7%
AT&T, Inc.	68,028	1,448,316
Lumen Technologies, Inc.#	38,482	471,020
Verizon Communications, Inc.	39,776	2,040,111

		3,959,447

Television — 0.2%
Nexstar Media Group, Inc., Class A	5,386	943,735
World Wrestling Entertainment, Inc., Class A	5,282	352,679

		1,296,414

Security Description	Shares	Value (Note 2)

Tobacco — 0.5%
Altria Group, Inc.	13,711	$741,628
Philip Morris International, Inc.	21,945	2,331,656

		3,073,284

Tools - Hand Held — 0.2%
MSA Safety, Inc.	1,538	196,080
Snap-on, Inc.	2,547	565,128
Stanley Black & Decker, Inc.	1,482	175,899

		937,107

Toys — 0.1%
Hasbro, Inc.	2,396	215,041
Mattel, Inc.†	21,632	543,396

		758,437

Transport - Marine — 0.1%
Kirby Corp.†	8,611	581,501

Transport - Rail — 0.3%
CSX Corp.	13,194	419,437
Norfolk Southern Corp.	1,666	399,273
Union Pacific Corp.	4,170	916,483

		1,735,193

Transport - Services — 0.6%
C.H. Robinson Worldwide, Inc.	6,758	733,311
Expeditors International of Washington, Inc.	4,830	525,697
FedEx Corp.	3,418	767,614
Ryder System, Inc.	7,110	568,942
United Parcel Service, Inc., Class B	6,371	1,161,115

		3,756,679

Transport - Truck — 0.5%
JB Hunt Transport Services, Inc.	1,756	303,051
Knight-Swift Transportation Holdings, Inc.	18,546	902,077
Landstar System, Inc.	4,692	710,510
Old Dominion Freight Line, Inc.	1,568	404,920
Schneider National, Inc., Class B	10,400	251,056
XPO Logistics, Inc.†	2,930	156,579

		2,728,193

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	18,002	392,264

Water — 0.1%
American Water Works Co., Inc.	1,828	276,485
Essential Utilities, Inc.	4,808	222,418

		498,903

Water Treatment Systems — 0.1%
Pentair PLC	6,924	347,377

Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	4,961	372,323
VeriSign, Inc.†	4,961	865,943

		1,238,266

Web Portals/ISP — 3.2%
Alphabet, Inc., Class A†	4,310	9,806,284
Alphabet, Inc., Class C†	4,016	9,159,613

		18,965,897

257

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,807	$616,810
Ubiquiti, Inc.#	2,070	541,429

		1,158,239

Total Common Stocks
(cost $500,664,014)		592,162,233

EXCHANGE-TRADED FUNDS — 0.4%
Vanguard Russell 1000 ETF
(cost $2,735,449)	13,231	2,492,588

Total Long-Term Investment Securities
(cost $503,399,463)		594,654,821

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(2) (cost $4,462,410)	4,462,410	4,462,410

TOTAL INVESTMENTS
(cost $507,861,873)(3)	100.5%	599,117,231
Liabilities in excess of other assets	(0.5)	(2,987,257)

NET ASSETS	100.0%	$596,129,974

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2022.
(2)

At May 31, 2022, the Fund had loaned securities with a total value of $5,488,060. This was secured by collateral of $4,462,410, which was received in cash and subsequently invested in short-term investments currently valued at $4,462,410 as reported in the Portfolio of Investments. Additional collateral of $1,329,586 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	$63,243
United States Treasury Notes/Bonds	0.13% to 6.88%	06/30/2022 to 02/15/2052	1,266,343

(3)	See Note 5 for cost of investments on a tax basis.

ETF—Exchange-Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Containers - Metal/Glass	$748,720	$151,665	$—	$900,385
Other Industries	591,261,848	—	—	591,261,848
Exchange-Traded Funds	2,492,588	—	—	2,492,588
Short-Term Investment Securities	4,462,410	—	—	4,462,410

Total Investments at Value	$598,965,566	$151,665	$—	$599,117,231

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

258

VALIC Company I Systematic Value Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	5.3%
Medical — Drugs	5.0
Diversified Banking Institutions	4.3
Medical — HMO	4.2
Diagnostic Equipment	3.6
Commercial Services — Finance	3.2
Computer Services	2.9
Insurance Brokers	2.9
Aerospace/Defense	2.9
Medical — Wholesale Drug Distribution	2.5
Investment Management/Advisor Services	2.4
Real Estate Investment Trusts	2.3
Tobacco	2.1
Food — Misc./Diversified	2.1
Finance — Other Services	2.0
Cosmetics & Toiletries	2.0
Beverages — Non — alcoholic	1.9
Electronic Components — Semiconductors	1.9
Retail — Discount	1.9
Chemicals — Diversified	1.8
Medical Products	1.8
Insurance — Multi — line	1.7
Insurance — Life/Health	1.7
Insurance — Property/Casualty	1.7
Data Processing/Management	1.6
Steel — Producers	1.5
Banks — Super Regional	1.3
Transport — Truck	1.3
Transport — Services	1.3
Machinery — Pumps	1.2
Medical — Biomedical/Gene	1.2
Web Portals/ISP	1.2
Electric Products — Misc.	1.2
Finance — Investment Banker/Broker	1.1
Advertising Agencies	1.1
Gas — Distribution	1.1
Chemicals — Specialty	1.1
Retail — Restaurants	1.0
Semiconductor Components — Integrated Circuits	1.0
Electronic Parts Distribution	1.0
Real Estate Management/Services	1.0
Computers	0.9
Food — Confectionery	0.9
Entertainment Software	0.9
Independent Power Producers	0.8
Building — Residential/Commercial	0.8
Tools — Hand Held	0.8
Consumer Products — Misc.	0.8
Diversified Manufacturing Operations	0.7
Diagnostic Kits	0.7
Finance — Credit Card	0.6
Telephone — Integrated	0.6
Banks — Fiduciary	0.5
Private Equity	0.5
Software Tools	0.5
Consulting Services	0.4
Oil Refining & Marketing	0.4
Auto/Truck Parts & Equipment — Original	0.4
Insurance — Reinsurance	0.4
Repurchase Agreements	0.4
Enterprise Software/Service	0.3
Retail — Automobile	0.3
Medical Labs & Testing Services	0.3
Building — Mobile Home/Manufactured Housing	0.3
Multimedia	0.3
Building & Construction — Misc.	0.3
Broadcast Services/Program	0.2
Finance — Consumer Loans	0.2
Savings & Loans/Thrifts	0.2

Machinery — Electrical	0.2
Computer Software	0.2
Recreational Vehicles	0.1
Web Hosting/Design	0.1
Coatings/Paint	0.1
Building — Maintenance & Services	0.1
Distribution/Wholesale	0.1
Agricultural Chemicals	0.1
Internet Infrastructure Software	0.1
Machinery — General Industrial	0.1
Building & Construction Products — Misc.	0.1

100.0%

*	Calculated as a percentage of net assets

259

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Advertising Agencies — 1.1%
Omnicom Group, Inc.	74,494	$5,557,997

Aerospace/Defense — 2.9%
General Dynamics Corp.	17,383	3,909,610
Raytheon Technologies Corp.	78,248	7,442,950
Teledyne Technologies, Inc.†	4,608	1,866,931
TransDigm Group, Inc.†	1,494	904,423

		14,123,914

Agricultural Chemicals — 0.1%
Mosaic Co.	5,019	314,440

Auto/Truck Parts & Equipment - Original — 0.4%
BorgWarner, Inc.	48,529	1,956,689

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	56,336	2,625,821

Banks - Super Regional — 1.3%
KeyCorp	198,859	3,969,226
US Bancorp	43,901	2,329,826

		6,299,052

Beverages - Non - alcoholic — 1.9%
Coca-Cola Co.	2,775	175,879
Monster Beverage Corp.†	45,265	4,034,017
PepsiCo, Inc.	31,265	5,244,704

		9,454,600

Broadcast Services/Program — 0.2%
Warner Bros. Discovery, Inc.†	58,391	1,077,314

Building & Construction Products - Misc. — 0.1%
Hayward Holdings, Inc.†	14,853	227,251

Building & Construction - Misc. — 0.3%
Frontdoor, Inc.†	49,329	1,220,399

Building - Maintenance & Services — 0.1%
Rollins, Inc.	10,572	374,883

Building - Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	16,245	1,234,133

Building - Residential/Commercial — 0.8%
D.R. Horton, Inc.	39,626	2,977,894
NVR, Inc.†	223	992,488

		3,970,382

Chemicals - Diversified — 1.8%
LyondellBasell Industries NV, Class A	48,440	5,534,270
Westlake Chemical Corp.	25,556	3,376,203

		8,910,473

Chemicals - Specialty — 1.1%
International Flavors & Fragrances, Inc.	32,669	4,317,862
Valvoline, Inc.	28,326	947,788

		5,265,650

Coatings/Paint — 0.1%
RPM International, Inc.	5,844	514,856

Commercial Services - Finance — 3.2%
Equifax, Inc.	14,613	2,960,302
FleetCor Technologies, Inc.†	6,316	1,571,484
Global Payments, Inc.	25,056	3,283,338
Moody’s Corp.	6,211	1,873,051
S&P Global, Inc.	16,364	5,718,891

		15,407,066

Security Description	Shares	Value (Note 2)

Computer Services — 2.9%
Accenture PLC, Class A	17,783	$5,307,514
International Business Machines Corp.	17,617	2,445,944
Leidos Holdings, Inc.	15,131	1,581,190
Science Applications International Corp.	56,769	4,913,925

		14,248,573

Computer Software — 0.2%
SolarWinds Corp.	70,702	822,971

Computers — 0.9%
Dell Technologies, Inc., Class C	91,746	4,581,795

Consulting Services — 0.4%
Verisk Analytics, Inc.	12,280	2,148,018

Consumer Products - Misc. — 0.8%
Kimberly-Clark Corp.	19,098	2,540,416
Reynolds Consumer Products, Inc.	44,008	1,197,898

		3,738,314

Cosmetics & Toiletries — 2.0%
Procter & Gamble Co.	64,709	9,569,167

Data Processing/Management — 1.6%
Fidelity National Information Services, Inc.	33,180	3,467,310
Fiserv, Inc.†	43,553	4,363,140

		7,830,450

Diagnostic Equipment — 3.6%
Danaher Corp.	31,191	8,228,810
Thermo Fisher Scientific, Inc.	16,525	9,379,094

		17,607,904

Diagnostic Kits — 0.7%
Hologic, Inc.†	45,535	3,427,419

Distribution/Wholesale — 0.1%
Core & Main, Inc., Class A†	14,828	349,941

Diversified Banking Institutions — 4.3%
Citigroup, Inc.	140,428	7,500,259
JPMorgan Chase & Co.	100,646	13,308,421

		20,808,680

Diversified Manufacturing Operations — 0.7%
3M Co.	24,000	3,582,960

Electric Products - Misc. — 1.2%
Emerson Electric Co.	64,089	5,682,131

Electronic Components - Semiconductors — 1.9%
Micron Technology, Inc.	11,598	856,396
Skyworks Solutions, Inc.	16,599	1,807,133
Texas Instruments, Inc.	37,221	6,579,184

		9,242,713

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	40,585	4,896,580

Enterprise Software/Service — 0.3%
Oracle Corp.	23,387	1,681,993

Entertainment Software — 0.9%
Activision Blizzard, Inc.	51,768	4,031,692
Take-Two Interactive Software, Inc.†	1,151	143,334

		4,175,026

Finance - Consumer Loans — 0.2%
Synchrony Financial	28,165	1,043,232

260

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Credit Card — 0.6%
Capital One Financial Corp.	4,870	$622,678
Discover Financial Services	22,067	2,504,384

		3,127,062

Finance - Investment Banker/Broker — 1.1%
Charles Schwab Corp.	29,506	2,068,370
Tradeweb Markets, Inc., Class A	10,001	676,168
Virtu Financial, Inc., Class A	108,538	2,836,098

		5,580,636

Finance - Other Services — 2.0%
CME Group, Inc.	6,530	1,298,360
Intercontinental Exchange, Inc.	36,172	3,703,651
Nasdaq, Inc.	30,118	4,676,121

		9,678,132

Food - Confectionery — 0.9%
Mondelez International, Inc., Class A	67,038	4,260,935

Food - Misc./Diversified — 2.1%
Campbell Soup Co.	29,081	1,393,271
General Mills, Inc.	50,620	3,535,807
Kellogg Co.	73,989	5,159,993

		10,089,071

Gas - Distribution — 1.1%
National Fuel Gas Co.	73,407	5,397,617

Independent Power Producers — 0.8%
NRG Energy, Inc.	88,593	4,078,822

Industrial Automated/Robotic — 0.0%
Enovis Corp.†	1,044	69,259

Insurance Brokers — 2.9%
Aon PLC, Class A	3,407	939,208
Arthur J. Gallagher & Co.	35,476	5,744,983
Brown & Brown, Inc.	79,889	4,743,010
Marsh & McLennan Cos., Inc.	17,587	2,813,041

		14,240,242

Insurance - Life/Health — 1.7%
Aflac, Inc.	99,578	6,031,440
Globe Life, Inc.	15,389	1,501,505
Lincoln National Corp.	15,794	914,946

		8,447,891

Insurance - Multi - line — 1.7%
Loews Corp.	52,289	3,424,407
MetLife, Inc.	74,914	5,048,454

		8,472,861

Insurance - Property/Casualty — 1.7%
Fidelity National Financial, Inc.	123,265	5,214,109
Progressive Corp.	25,908	3,092,897

		8,307,006

Insurance - Reinsurance — 0.4%
Reinsurance Group of America, Inc.	13,883	1,747,176

Internet Infrastructure Software — 0.1%
F5, Inc.†	1,845	300,809

Investment Management/Advisor Services — 2.4%
Affiliated Managers Group, Inc.	19,213	2,567,241
Apollo Global Management, Inc.	14,286	823,445
BlackRock, Inc.	10,243	6,853,387
Franklin Resources, Inc.	19,224	520,586
Invesco, Ltd.	44,616	862,873

		11,627,532

Security Description	Shares	Value (Note 2)

Machinery - Electrical — 0.2%
Regal Rexnord Corp.	7,730	$965,863

Machinery - General Industrial — 0.1%
Middleby Corp.†	1,504	227,796

Machinery - Pumps — 1.2%
Dover Corp.	11,373	1,522,958
Ingersoll Rand, Inc.	93,107	4,389,995

		5,912,953

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings	283	69,822
Quest Diagnostics, Inc.	3,854	543,491
Syneos Health, Inc.†	10,761	795,130

		1,408,443

Medical Products — 1.8%
Abbott Laboratories	56,504	6,636,960
Henry Schein, Inc.†	25,191	2,157,357

		8,794,317

Medical - Biomedical/Gene — 1.2%
Regeneron Pharmaceuticals, Inc.†	4,415	2,934,827
Vertex Pharmaceuticals, Inc.†	10,886	2,924,524

		5,859,351

Medical - Drugs — 5.0%
Bristol-Myers Squibb Co.	135,629	10,233,208
Jazz Pharmaceuticals PLC†	15,798	2,364,645
Pfizer, Inc.	225,010	11,934,530

		24,532,383

Medical - HMO — 4.2%
Anthem, Inc.	6,976	3,555,039
Centene Corp.†	11,890	968,322
UnitedHealth Group, Inc.	31,556	15,676,390

		20,199,751

Medical - Wholesale Drug Distribution — 2.5%
AmerisourceBergen Corp.	42,515	6,580,897
McKesson Corp.	16,563	5,444,092

		12,024,989

Multimedia — 0.3%
Paramount Global, Class B	35,617	1,222,732

Oil Companies - Exploration & Production — 5.3%
APA Corp.	35,112	1,650,615
ConocoPhillips	80,344	9,027,452
Coterra Energy, Inc.	50,693	1,740,291
Devon Energy Corp.	101,025	7,566,772
Marathon Oil Corp.	191,961	6,033,334

		26,018,464

Oil Refining & Marketing — 0.4%
Hf Sinclair Corp Common Stock	43,461	2,133,935

Private Equity — 0.5%
Ares Management Corp., Class A	31,830	2,265,341

Real Estate Investment Trusts — 2.3%
Healthcare Trust of America, Inc., Class A	121,385	3,647,619
Omega Healthcare Investors, Inc.	34,701	1,033,049
Realty Income Corp.	17,203	1,173,589
SBA Communications Corp.	11,632	3,915,447
SL Green Realty Corp.#	3,371	208,227
STORE Capital Corp.	15,625	431,094
Vornado Realty Trust	1,395	48,769

261

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
WP Carey, Inc.	10,708	$900,971

		11,358,765

Real Estate Management/Services — 1.0%
CBRE Group, Inc., Class A†	56,154	4,651,797

Recreational Vehicles — 0.1%
Polaris, Inc.#	5,334	568,338

Retail - Automobile — 0.3%
AutoNation, Inc.†	8,552	1,022,477
Lithia Motors, Inc.	1,980	602,851

		1,625,328

Retail - Catalog Shopping — 0.0%
Qurate Retail, Inc., Series A	61,227	221,029

Retail - Discount — 1.9%
Ollie’s Bargain Outlet Holdings, Inc.†	11,694	549,267
Walmart, Inc.	67,500	8,682,525

		9,231,792

Retail - Restaurants — 1.0%
McDonald’s Corp.	19,792	4,991,740

Savings & Loans/Thrifts — 0.2%
New York Community Bancorp, Inc.#	102,786	1,025,804

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	29,277	4,930,247

Software Tools — 0.5%
VMware, Inc., Class A	17,547	2,247,771

Steel - Producers — 1.5%
Nucor Corp.	15,477	2,050,083
Reliance Steel & Aluminum Co.	7,037	1,367,993
Steel Dynamics, Inc.	46,088	3,934,994

		7,353,070

Telephone - Integrated — 0.6%
Lumen Technologies, Inc.	234,653	2,872,153

Tobacco — 2.1%
Altria Group, Inc.	13,981	756,232
Philip Morris International, Inc.	89,264	9,484,300

		10,240,532

Tools - Hand Held — 0.8%
Stanley Black & Decker, Inc.	31,719	3,764,728

Transport - Services — 1.3%
C.H. Robinson Worldwide, Inc.	35,825	3,887,371
Expeditors International of Washington, Inc.	20,537	2,235,247

		6,122,618

Transport - Truck — 1.3%
Knight-Swift Transportation Holdings, Inc.	31,661	1,539,991
Landstar System, Inc.	30,701	4,649,052

		6,189,043

Security Description	Shares/ Principal Amount	Value (Note 2)

Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	6,982	$152,138

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	7,436	558,072

Web Portals/ISP — 1.2%
Alphabet, Inc., Class A†	1,594	3,626,732
Alphabet, Inc., Class C†	973	2,219,199

		5,845,931

Total Long-Term Investment Securities
(cost $467,185,423)		484,915,052

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.32%(1)(2) (cost $232,675)	232,675	232,675

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $1,703,206 and collateralized by $1,896,700 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an approximate value of $1,737,334 (cost $1,703,204)	$1,703,204	1,703,204

TOTAL INVESTMENTS
(cost $469,121,302)(3)	100.0%	486,850,931
Liabilities in excess of other assets	(0.0)	(29,518)

NET ASSETS	100.0%	$486,821,413

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2022, the Fund had loaned securities with a total value of $1,003,110. This was secured by collateral of $232,675, which was received in cash and subsequently invested in short-term investments currently valued at $232,675 as reported in the Portfolio of Investments. Additional collateral of $806,750 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2022
United States Treasury Bills	0.00%	06/16/2022 to 10/27/2022	$102,038
United States Treasury Notes/Bonds	0.13% to 3.00%	06/30/2022 to 02/15/2051	704,712

(2)	The rate shown is the 7-day yield as of May 31, 2022.
(3)	See Note 5 for cost of investments on a tax basis.

262

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

ASSETS:	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments at Value:*

Common Stocks	$484,915,052	$—	$—	$484,915,052
Short-Term Investment Securities	232,675	—	—	232,675
Repurchase Agreements	—	1,703,204	—	1,703,204

Total Investments at Value	$485,147,727	$1,703,204	$—	$486,850,931

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

263

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO PROFILE — May 31, 2022 (unaudited)

Industry Allocation*

Applications Software	8.9%
Electronic Components — Semiconductors	5.3
Finance — Credit Card	4.0
Beverages — Non-alcoholic	3.9
Repurchase Agreements	3.6
Commercial Services — Finance	3.1
Oil Companies — Exploration & Production	3.0
Real Estate Investment Trusts	2.4
Diagnostic Equipment	2.4
Retail — Building Products	2.3
Medical — Biomedical/Gene	2.1
Computers	1.9
Medical — Drugs	1.7
Telephone — Integrated	1.7
Banks — Super Regional	1.6
Diversified Manufacturing Operations	1.6
Electric — Integrated	1.5
Industrial Gases	1.5
Retail — Discount	1.5
Medical — HMO	1.4
Computer Aided Design	1.4
Cosmetics & Toiletries	1.4
Insurance — Multi-line	1.4
Finance — Other Services	1.3
Semiconductor Components — Integrated Circuits	1.3
Data Processing/Management	1.2
Computers — Memory Devices	1.2
Investment Management/Advisor Services	1.2
Networking Products	1.2
Electronic Forms	1.2
Semiconductor Equipment	1.1
Cable/Satellite TV	1.1
Insurance Brokers	1.1
Pipelines	1.0
Diversified Banking Institutions	0.9
Food — Misc./Diversified	0.9
Enterprise Software/Service	0.9
Airlines	0.9
Retail — Restaurants	0.9
Internet Content — Entertainment	0.9
Insurance — Property/Casualty	0.8
Multimedia	0.8
Electric — Distribution	0.8
Machinery — Construction & Mining	0.8
Finance — Investment Banker/Broker	0.7
E-Commerce/Products	0.7
Banks — Commercial	0.7
Insurance — Life/Health	0.7
Medical Products	0.7
Banks — Fiduciary	0.7
Machinery — Farming	0.6
Electric Products — Misc.	0.5
Non-Hazardous Waste Disposal	0.5
E-Commerce/Services	0.5
U.S. Government Treasuries	0.5
Auto/Truck Parts & Equipment — Original	0.5
Consulting Services	0.5
Medical — Hospitals	0.5
Retail — Auto Parts	0.4
Medical Labs & Testing Services	0.4
Entertainment Software	0.4
Electronic Measurement Instruments	0.4
Auto — Heavy Duty Trucks	0.4
Retail — Major Department Stores	0.4
Chemicals — Specialty	0.4
Medical Instruments	0.4
Distribution/Wholesale	0.4
Transport — Rail	0.4
Decision Support Software	0.3

Oil Refining & Marketing	0.3
Coatings/Paint	0.3
Transport — Services	0.3
Gold Mining	0.3
Consumer Products — Misc.	0.3
Computer Data Security	0.3
Diagnostic Kits	0.2
Oil — Field Services	0.2
Electronic Connectors	0.2
Chemicals — Diversified	0.2
Steel — Producers	0.2
Agricultural Chemicals	0.2
Containers — Paper/Plastic	0.2
Medical Information Systems	0.2
Food — Meat Products	0.2
Apparel Manufacturers	0.2
Containers — Metal/Glass	0.2
Real Estate Management/Services	0.1
Water	0.1
Machinery — General Industrial	0.1
Computer Software	0.1
Web Hosting/Design	0.1
Instruments — Controls	0.1
Building — Residential/Commercial	0.1
Retail — Apparel/Shoe	0.1
Wireless Equipment	0.1
Respiratory Products	0.1
Office Automation & Equipment	0.1
Drug Delivery Systems	0.1
Hotels/Motels	0.1
Food — Retail	0.1
Computer Services	0.1
Industrial Automated/Robotic	0.1
Transport — Truck	0.1
Commercial Services	0.1
Retail — Perfume & Cosmetics	0.1
Tools — Hand Held	0.1
Retail — Consumer Electronics	0.1
Energy — Alternate Sources	0.1
Food — Confectionery	0.1

100.0%

*	Calculated as a percentage of net assets

264

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.9%
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	7,191	$710,255
Mosaic Co.	11,847	742,215

		1,452,470

Airlines — 0.9%
Delta Air Lines, Inc.†	77,173	3,217,342
Southwest Airlines Co.†	76,090	3,489,488

		6,706,830

Apparel Manufacturers — 0.2%
VF Corp.	22,123	1,116,327

Applications Software — 8.9%
Intuit, Inc.	14,584	6,044,485
Microsoft Corp.	192,083	52,221,605
PTC, Inc.†	3,118	363,341
Roper Technologies, Inc.	1,626	719,407
ServiceNow, Inc.†	12,900	6,030,363

		65,379,201

Auto - Heavy Duty Trucks — 0.4%
Cummins, Inc.	7,583	1,585,757
PACCAR, Inc.	14,332	1,244,591

		2,830,348

Auto/Truck Parts & Equipment - Original — 0.5%
Aptiv PLC†	19,877	2,111,732
BorgWarner, Inc.	34,440	1,388,621

		3,500,353

Banks - Commercial — 0.7%
First Republic Bank	4,375	678,256
Truist Financial Corp.	92,882	4,619,951

		5,298,207

Banks - Fiduciary — 0.7%
Bank of New York Mellon Corp.	64,173	2,991,104
Northern Trust Corp.	6,186	691,285
State Street Corp.	15,098	1,094,454

		4,776,843

Banks - Super Regional — 1.6%
PNC Financial Services Group, Inc.	34,459	6,044,453
US Bancorp	109,680	5,820,718

		11,865,171

Beverages - Non-alcoholic — 3.9%
Coca-Cola Co.	151,300	9,589,394
Monster Beverage Corp.†	5,573	496,666
PepsiCo, Inc.	109,176	18,314,274

		28,400,334

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,715	279,182
Lennar Corp., Class A	5,376	431,424

		710,606

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	178,571	7,907,124

Chemicals - Diversified — 0.2%
LyondellBasell Industries NV, Class A	2,294	262,090
PPG Industries, Inc.	10,009	1,266,038

		1,528,128

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 0.4%
Ecolab, Inc.	14,663	$2,403,412
International Flavors & Fragrances, Inc.	3,042	402,061

		2,805,473

Coatings/Paint — 0.3%
Sherwin-Williams Co.	8,893	2,383,680

Commercial Services — 0.1%
Cintas Corp.	1,185	472,021

Commercial Services - Finance — 3.1%
Automatic Data Processing, Inc.	25,111	5,598,246
MarketAxess Holdings, Inc.	1,448	407,873
Moody’s Corp.	15,904	4,796,169
PayPal Holdings, Inc.†	40,380	3,440,780
S&P Global, Inc.	25,113	8,776,491

		23,019,559

Computer Aided Design — 1.4%
ANSYS, Inc.†	3,421	890,691
Autodesk, Inc.†	12,919	2,683,922
Cadence Design Systems, Inc.†	18,556	2,852,614
Synopsys, Inc.†	12,118	3,868,066

		10,295,293

Computer Data Security — 0.3%
Fortinet, Inc.†	6,828	2,008,388

Computer Services — 0.1%
Cognizant Technology Solutions Corp., Class A	7,135	532,985

Computer Software — 0.1%
Akamai Technologies, Inc.†	5,141	519,447
Citrix Systems, Inc.	3,916	394,302

		913,749

Computers — 1.9%
Hewlett Packard Enterprise Co.	329,908	5,146,565
HP, Inc.	228,775	8,885,621

		14,032,186

Computers - Memory Devices — 1.2%
NetApp, Inc.	59,293	4,266,131
Seagate Technology Holdings PLC	20,410	1,728,115
Western Digital Corp.†	47,597	2,888,662

		8,882,908

Consulting Services — 0.5%
Gartner, Inc.†	4,350	1,141,440
Verisk Analytics, Inc.	12,916	2,259,267

		3,400,707

Consumer Products - Misc. — 0.3%
Clorox Co.	1,570	228,215
Kimberly-Clark Corp.	13,835	1,840,332

		2,068,547

Containers - Metal/Glass — 0.2%
Ball Corp.	15,312	1,085,468

Containers - Paper/Plastic — 0.2%
Amcor PLC	16,359	214,303
Packaging Corp. of America	3,379	531,449
WestRock Co.	10,724	520,007

		1,265,759

265

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	55,926	$4,407,528
Estee Lauder Cos., Inc., Class A	22,738	5,790,232

		10,197,760

Data Processing/Management — 1.2%
Fidelity National Information Services, Inc.	28,589	2,987,550
Fiserv, Inc.†	41,842	4,191,732
Paychex, Inc.	15,749	1,950,199

		9,129,481

Decision Support Software — 0.3%
MSCI, Inc.	5,681	2,512,990

Diagnostic Equipment — 2.4%
Danaher Corp.	28,207	7,441,571
Thermo Fisher Scientific, Inc.	17,139	9,727,582
Waters Corp.†	273	89,530

		17,258,683

Diagnostic Kits — 0.2%
Hologic, Inc.†	4,260	320,650
IDEXX Laboratories, Inc.†	3,460	1,355,005

		1,675,655

Dialysis Centers — 0.0%
DaVita, Inc.†	684	66,683

Distribution/Wholesale — 0.4%
Fastenal Co.	8,089	433,247
Pool Corp.	5,943	2,368,998

		2,802,245

Diversified Banking Institutions — 0.9%
Morgan Stanley	79,804	6,874,317

Diversified Manufacturing Operations — 1.6%
Eaton Corp. PLC	26,073	3,613,718
Illinois Tool Works, Inc.	25,219	5,247,317
Parker-Hannifin Corp.	7,112	1,935,673
Trane Technologies PLC	4,667	644,326

		11,441,034

Drug Delivery Systems — 0.1%
DexCom, Inc.†	1,988	592,305

E-Commerce/Products — 0.7%
eBay, Inc.	86,735	4,221,392
Etsy, Inc.†	14,279	1,158,313

		5,379,705

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	1,584	3,553,799
Expedia Group, Inc.†	305	39,446

		3,593,245

Electric Products - Misc. — 0.5%
AMETEK, Inc.	7,451	905,073
Emerson Electric Co.	32,068	2,843,149

		3,748,222

Electric - Distribution — 0.8%
Consolidated Edison, Inc.	59,950	5,950,637
Sempra Energy	1,318	215,967

		6,166,604

Electric - Integrated — 1.5%
Alliant Energy Corp.	16,987	1,084,110

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
CMS Energy Corp.	27,014	$1,919,075
Eversource Energy	38,542	3,558,198
PPL Corp.	12,258	369,946
WEC Energy Group, Inc.	41,349	4,344,539

		11,275,868

Electronic Components - Misc. — 0.0%
Garmin, Ltd.	1,078	113,858

Electronic Components - Semiconductors — 5.3%
Advanced Micro Devices, Inc.†	58,129	5,921,020
Broadcom, Inc.	14,842	8,610,289
Microchip Technology, Inc.	1,578	114,642
Micron Technology, Inc.	37,686	2,782,734
NVIDIA Corp.	67,082	12,525,551
Texas Instruments, Inc.	51,287	9,065,490

		39,019,726

Electronic Connectors — 0.2%
Amphenol Corp., Class A	11,094	786,121
TE Connectivity, Ltd.	6,195	801,571

		1,587,692

Electronic Forms — 1.2%
Adobe, Inc.†	20,489	8,533,259

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	12,351	1,575,494
Fortive Corp.	8,689	536,719
Keysight Technologies, Inc.†	5,553	808,517

		2,920,730

Energy - Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,976	367,911

Enterprise Software/Service — 0.9%
Paycom Software, Inc.†	612	174,016
Salesforce, Inc.†	38,791	6,215,870
Tyler Technologies, Inc.†	1,068	380,016

		6,769,902

Entertainment Software — 0.4%
Electronic Arts, Inc.	14,337	1,987,825
Take-Two Interactive Software, Inc.†	8,354	1,040,324

		3,028,149

Finance - Credit Card — 4.0%
American Express Co.	31,594	5,333,699
Mastercard, Inc., Class A	30,394	10,877,101
Visa, Inc., Class A	61,653	13,080,917

		29,291,717

Finance - Investment Banker/Broker — 0.7%
Charles Schwab Corp.	78,174	5,479,997

Finance - Other Services — 1.3%
Cboe Global Markets, Inc.	4,814	540,660
CME Group, Inc.	17,040	3,388,063
Intercontinental Exchange, Inc.	44,509	4,557,277
Nasdaq, Inc.	7,427	1,153,116

		9,639,116

Food - Confectionery — 0.1%
J.M. Smucker Co.	2,921	366,206

Food - Meat Products — 0.2%
Hormel Foods Corp.	23,720	1,154,452

266

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified — 0.9%
General Mills, Inc.	38,374	$2,680,424
Kraft Heinz Co.	73,569	2,783,115
Lamb Weston Holdings, Inc.	261	17,638
McCormick & Co., Inc.	14,516	1,345,924

		6,827,101

Food - Retail — 0.1%
Kroger Co.	10,178	539,129

Gas - Distribution — 0.0%
NiSource, Inc.	10,208	321,042

Gold Mining — 0.3%
Newmont Corp.	31,592	2,143,517

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	3,963	558,228

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,409	513,599

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	10,678	2,628,497
Linde PLC	25,890	8,405,965

		11,034,462

Instruments - Controls — 0.1%
Mettler-Toledo International, Inc.†	590	758,811

Insurance Brokers — 1.1%
Aon PLC, Class A	8,674	2,391,161
Marsh & McLennan Cos., Inc.	29,423	4,706,209
Willis Towers Watson PLC	3,613	762,596

		7,859,966

Insurance - Life/Health — 0.7%
Aflac, Inc.	49,366	2,990,099
Prudential Financial, Inc.	20,644	2,193,425

		5,183,524

Insurance - Multi-line — 1.4%
Allstate Corp.	17,245	2,357,219
Chubb, Ltd.	30,832	6,514,493
Hartford Financial Services Group, Inc.	4,404	319,334
Loews Corp.	11,657	763,417

		9,954,463

Insurance - Property/Casualty — 0.8%
Progressive Corp.	22,971	2,742,278
Travelers Cos., Inc.	19,409	3,474,987

		6,217,265

Internet Content - Entertainment — 0.9%
Netflix, Inc.†	15,030	2,967,523
Twitter, Inc.†	82,707	3,275,197

		6,242,720

Internet Security — 0.0%
NortonLifeLock, Inc.	10,498	255,521

Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	10,680	7,145,774
T. Rowe Price Group, Inc.	13,206	1,678,351

		8,824,125

Machinery - Construction & Mining — 0.8%
Caterpillar, Inc.	28,531	6,158,416

Machinery - Farming — 0.6%
Deere & Co.	12,990	4,647,562

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 0.1%
Otis Worldwide Corp.	12,230	$909,912
Westinghouse Air Brake Technologies Corp.	681	64,327

		974,239

Medical Information Systems — 0.2%
Cerner Corp.	12,664	1,201,180

Medical Instruments — 0.4%
Edwards Lifesciences Corp.†	27,791	2,802,722

Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	8,829	1,900,442
Laboratory Corp. of America Holdings	3,620	893,127
Quest Diagnostics, Inc.	2,604	367,216

		3,160,785

Medical Products — 0.7%
Align Technology, Inc.†	1,187	329,559
Baxter International, Inc.	14,317	1,088,808
Stryker Corp.	15,721	3,686,574

		5,104,941

Medical - Biomedical/Gene — 2.1%
Amgen, Inc.	23,107	5,932,491
Illumina, Inc.†	3,569	854,704
Incyte Corp.†	3,855	292,556
Moderna, Inc.†	7,179	1,043,324
Regeneron Pharmaceuticals, Inc.†	5,037	3,348,296
Vertex Pharmaceuticals, Inc.†	13,863	3,724,295

		15,195,666

Medical - Drugs — 1.7%
Eli Lilly & Co.	26,064	8,169,500
Zoetis, Inc.	26,724	4,567,933

		12,737,433

Medical - HMO — 1.4%
Anthem, Inc.	9,831	5,009,976
Centene Corp.†	30,584	2,490,761
Humana, Inc.	6,808	3,092,398

		10,593,135

Medical - Hospitals — 0.5%
HCA Healthcare, Inc.	15,913	3,348,095

Multimedia — 0.8%
Walt Disney Co.†	56,177	6,204,188

Networking Products — 1.2%
Cisco Systems, Inc.	195,728	8,817,546

Non-Hazardous Waste Disposal — 0.5%
Waste Management, Inc.	23,058	3,654,924

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,808	611,448

Oil Companies - Exploration & Production — 3.0%
Coterra Energy, Inc.	30,562	1,049,193
Devon Energy Corp.	51,064	3,824,694
Diamondback Energy, Inc.	7,073	1,075,237
EOG Resources, Inc.	38,154	5,225,572
Hess Corp.	17,779	2,188,062
Occidental Petroleum Corp.	48,842	3,385,239
Pioneer Natural Resources Co.	19,639	5,458,464

		22,206,461

Oil Refining & Marketing — 0.3%
Valero Energy Corp.	18,901	2,449,570

267

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services — 0.2%
Baker Hughes Co.	3,090	$111,178
Schlumberger NV	32,806	1,507,764

		1,618,942

Paper & Related Products — 0.0%
International Paper Co.	6,582	318,898

Pipelines — 1.0%
Kinder Morgan, Inc.	177,059	3,486,292
ONEOK, Inc.	14,349	944,881
Williams Cos., Inc.	78,319	2,902,502

		7,333,675

Real Estate Investment Trusts — 2.4%
American Tower Corp.	18,261	4,677,190
Crown Castle International Corp.	19,453	3,689,261
Digital Realty Trust, Inc.	5,341	745,550
Equinix, Inc.	2,441	1,677,187
Equity Residential	3,759	288,804
Prologis, Inc.	34,534	4,402,394
Public Storage	4,632	1,531,525
SBA Communications Corp.	1,596	537,230

		17,549,141

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	12,940	1,071,950

Respiratory Products — 0.1%
ResMed, Inc.	3,020	614,449

Retail - Apparel/Shoe — 0.1%
Ross Stores, Inc.	7,921	673,443

Retail - Auto Parts — 0.4%
AutoZone, Inc.†	185	381,035
Genuine Parts Co.	8,983	1,228,246
O’Reilly Automotive, Inc.†	2,581	1,644,536

		3,253,817

Retail - Building Products — 2.3%
Home Depot, Inc.	37,607	11,385,519
Lowe’s Cos., Inc.	27,377	5,346,728

		16,732,247

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,173	424,496

Retail - Discount — 1.5%
Costco Wholesale Corp.	15,217	7,094,470
Dollar General Corp.	3,946	869,461
Dollar Tree, Inc.†	1,882	301,741
Target Corp.	17,051	2,760,216

		11,025,888

Retail - Major Department Stores — 0.4%
TJX Cos., Inc.	44,225	2,811,383

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	1,111	470,064

Retail - Restaurants — 0.9%
Domino’s Pizza, Inc.	1,999	725,977
Starbucks Corp.	63,134	4,956,019
Yum! Brands, Inc.	7,533	915,033

		6,597,029

Semiconductor Components - Integrated Circuits — 1.3%
Analog Devices, Inc.	18,047	3,039,115
NXP Semiconductors NV	2,438	462,635
QUALCOMM, Inc.	40,701	5,829,197

		9,330,947

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	34,104	$4,000,058
KLA Corp.	4,894	1,785,576
Lam Research Corp.	4,303	2,237,689

		8,023,323

Steel - Producers — 0.2%
Nucor Corp.	11,311	1,498,255

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	9,499	340,254

Telephone - Integrated — 1.7%
Verizon Communications, Inc.	240,999	12,360,839

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	3,774	447,936

Toys — 0.0%
Hasbro, Inc.	3,467	311,163

Transport - Rail — 0.4%
Norfolk Southern Corp.	10,721	2,569,395

Transport - Services — 0.3%
C.H. Robinson Worldwide, Inc.	5,356	581,180
Expeditors International of Washington, Inc.	14,625	1,591,785

		2,172,965

Transport - Truck — 0.1%
Old Dominion Freight Line, Inc.	1,875	484,200

Water — 0.1%
American Water Works Co., Inc.	6,864	1,038,180

Web Hosting/Design — 0.1%
VeriSign, Inc.†	4,521	789,141

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,985	655,924

Total Long-Term Investment Securities
(cost $532,898,052)		703,245,905

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
United States Treasury Bills
0.09% due 10/06/2022(2)	$1,700,000	1,692,270
1.01% due 02/23/2023(2)	1,900,000	1,875,790

Total Short-Term Investment Securities
(cost $3,585,231)		3,568,060

REPURCHASE AGREEMENTS — 3.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.06% dated 05/31/2022, to be repurchased 06/01/2022 in the amount of $26,464,068 and collateralized by $845,000 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2028 and by $28,540,900 of United States Treasury Notes, bearing interest at 1.25% due 05/31/2028 and having an approximate aggregate value of $26,993,353 (cost $26,464,024)	26,464,024	26,464,024

TOTAL INVESTMENTS
(cost $562,947,307)(1)	100.0%	733,277,989
Other assets less liabilities	0.0	226,614

NET ASSETS	100.0%	$733,504,603

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

268

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2022 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
146	Long	S&P 500 E-Mini Index	June 2022	$30,881,420	$30,158,125	($723,295)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$703,245,905	$—	$—	$703,245,905
Short Term Investment Securities	—	3,568,060	—	3,568,060
Repurchase Agreements	—	26,464,024	—	26,464,024

Total Investments at Value	$703,245,905	$30,032,084	$—	$733,277,989

LIABILITES:
Other Financial Instruments:†

Futures Contracts	$723,295	$—	$—	$723,295

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

269

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2022

	AGGRESSIVE GROWTH LIFESTYLE FUND	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	DIVIDEND VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$50,592,009	$137,672,726	$713,047,484	$133,338,574	$26,335,597	$3,116,021,314	$1,260,673,839
Investment securities, at value (affiliated)*†	608,575,782	–	–	–	304,448,024	–	–
Repurchase agreements (cost approximates value)	–	5,528,247	–	–	–	–	–
Cash	–	4,425	4,170	–	–	280,675	96,234
Foreign cash*	–	–	45	–	–	–	1,089
Cash collateral for futures contracts	–	44,000	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	3	–	–	–	–	–
Receivable for:
Fund shares sold	10,101	5,600	87,859	4,172	12,485	77,182	773,081
Dividends and interest	14,386	380,256	355,197	109,327	7,488	13,248,008	3,505,014
Investments sold	29,479	57,179	599,171	–	107,684	5,818,359	4,662,106
Investments sold on an extended settlement basis	–	117,688	249,681	–	–	12,131,465	5,085,508
Receipts on swap contracts	–	–	–	–	–	–	–
Securities lending income	–	190	1,250	43	–	13,561	4,070
Prepaid expenses and other assets	27,061	11,464	24,878	11,329	20,186	94,282	26,608
Due from investment adviser for expense reimbursements/fee waivers	26,486	5,922	–	14,692	5,741	–	111,689
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	659,275,304	143,827,700	714,369,735	133,478,137	330,937,205	3,147,684,846	1,274,939,238

LIABILITIES:
Payable for:
Fund shares reacquired	53,958	34,833	211,762	2,671	127,653	933,296	298,097
Investments purchased	–	201,183	151,334	–	–	1,033,193	2,171,878
Investments purchased on an extended settlement basis	–	1,643,579	–	–	–	305,912,527	3,797,561
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	54,923	59,217	432,184	61,081	27,819	950,387	699,591
Administrative service fee	–	7,903	39,681	7,411	–	153,584	67,753
Transfer agent fees and expenses	110	140	292	393	158	241	325
Directors’ fees and expenses	18,161	6,201	14,841	5,937	11,312	80,517	16,913
Other accrued expenses	89,548	102,298	116,544	76,850	73,364	226,971	125,629
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	3,675	–	–	–	–	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	561,525	1,744,246	–	–	16,715,750	10,965,084
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*
Due to broker	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Commitments	–	–	–	–	–	–	–

TOTAL LIABILITIES	216,700	2,620,554	2,710,884	154,343	240,306	326,006,466	18,142,831

NET ASSETS	$659,058,604	$141,207,146	$711,658,851	$133,323,794	$330,696,899	$2,821,678,380	$1,256,796,407

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$641,758	$137,266	$432,571	$69,280	$291,049	$2,781,292	$951,051
Additional paid-in capital	612,159,793	136,683,866	394,152,182	88,073,488	332,721,546	3,019,769,394	1,010,420,331
Total accumulated earnings (loss)	46,257,053	4,386,014	317,074,098	45,181,026	(2,315,696)	(200,872,306)	245,425,025

NET ASSETS	$659,058,604	$141,207,146	$711,658,851	$133,323,794	$330,696,899	$2,821,678,380	$1,256,796,407

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	64,175,782	13,726,591	43,257,104	6,927,970	29,104,928	278,129,209	95,105,141
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.27	$10.29	$16.45	$19.24	$11.36	$10.15	$13.21

*Cost
Investment securities (unaffiliated)	$50,592,009	$141,283,496	$503,887,055	$100,085,783	$26,335,597	$3,324,416,013	$1,211,536,847

Investment securities (affiliated)	$632,224,247	$–	$–	$–	$331,405,295	$–	$–

Foreign cash	$–	$–	$45	$–	$–	$–	$1,089

† Including securities on loan	$–	$546,912	$1,879,911	$–	$–	$28,936,039	$13,678,395

See Notes To Financial Statements

270

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2022 — (continued)

	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$31,143,268	$630,525,207	$541,742,453	$236,969,341	$19,996,680	$154,376,600	$1,006,930,927
Investment securities, at value (affiliated)*†	139,654,243	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	506,000	6,353,871	–
Cash	3	5,656,951	2,369,546	–	673	444	–
Foreign cash*	–	552,035	1,737,235	17,121	–	–	1,862
Cash collateral for futures contracts	–	68,000	–	786,714	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	11	–	–	–
Due from broker	–	11,094	–	200,000	–	–	6
Receivable for:
Fund shares sold	162	462,948	312,757	1,679	40,494	29,674	1,238
Dividends and interest	62,584	3,906,204	1,331,997	1,367,373	1	528,435	1,227,316
Investments sold	945,073	–	1,302,351	777	–	–	–
Investments sold on an extended settlement basis	1,172,631	–	637,298	882,313	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securities lending income	–	5,269	2,772	5,295	–	208	1,788
Prepaid expenses and other assets	11,524	25,534	18,211	21,207	49,595	21,681	17,214
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	11,796	32,987	–	134,681
Variation margin on futures contracts	110,250	13,870	–	15,265	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	128,385	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	173,099,738	641,227,112	549,454,620	240,407,277	20,626,430	161,310,913	1,008,315,032

LIABILITIES:
Payable for:
Fund shares reacquired	56,503	30,436	97,760	66,168	47,803	379,218	580,765
Investments purchased	937,365	398,518	1,136,775	–	–	–	–
Investments purchased on an extended settlement basis	1,364,229	–	562,645	–	–	824,793	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	486,767	–	53,140	–	–	–
Investment advisory and management fees	35,478	399,265	322,395	98,302	54,144	67,334	589,095
Administrative service fee	1,728	34,531	29,828	13,119	9,038	8,986	56,170
Transfer agent fees and expenses	109	465	325	139	831	418	232
Directors’ fees and expenses	2,813	14,906	8,053	11,327	29,401	5,621	29,626
Other accrued expenses	67,342	333,563	130,670	181,033	101,840	74,430	137,433
Line of credit	–	–	–	–	–	–	100,000
Variation margin on futures contracts	12,250	–	–	164,249	–	–	2,450
Due to investment advisor for expense recoupment	1,564	–	–	–	–	–	–
Collateral upon return of securities loaned	–	5,336,755	2,034,131	4,329,644	–	61,950	970,650
Due to custodian	–	–	–	78,943	–	–	18,660
Due to custodian for foreign cash*
Due to broker	1,249,780	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	234,733	–	–	–
Commitments	–	–	–	–	–	–	–

TOTAL LIABILITIES	3,729,161	7,035,206	4,322,582	5,230,797	243,057	1,422,750	2,485,081

NET ASSETS	$169,370,577	$634,191,906	$545,132,038	$235,176,480	$20,383,373	$159,888,163	$1,005,829,951

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$166,977	$875,231	$720,567	$256,709	$203,899	$163,352	$690,377
Additional paid-in capital	169,510,861	594,286,066	551,989,679	248,166,542	20,198,043	169,760,220	704,495,595
Total accumulated earnings (loss)	(307,261)	39,030,609	(7,578,208)	(13,246,771)	(18,569)	(10,035,409)	300,643,979

NET ASSETS	$169,370,577	$634,191,906	$545,132,038	$235,176,480	$20,383,373	$159,888,163	$1,005,829,951

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	16,697,688	87,523,142	72,056,704	25,670,923	20,389,941	16,335,243	69,037,650
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.14	$7.25	$7.57	$9.16	$1.00	$9.79	$14.57

*Cost
Investment securities (unaffiliated)	$34,254,590	$656,635,628	$556,547,725	$246,880,751	$19,996,680	$163,776,534	$892,406,614

Investment securities (affiliated)	$144,794,659	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$552,596	$1,739,179	$17,176	$–	$–	$2,152

† Including securities on loan	$–	$21,661,204	$13,981,683	$6,274,889	$–	$935,731	$2,386,360

See Notes To Financial Statements

271

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2022 — (continued)

	HIGH YIELD BOND FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL OPPORTUNITIES FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$515,379,770	$890,743,865	$1,520,854,536	$137,315,088	$409,092,977	$490,886,719	$300,990,912
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	14,681,253	13,145,617	49,575,012	–	–	12,074,995	8,052,774
Cash	17	294	6,182	1,119,581	32,292,705	11,275,365	3,285
Foreign cash*	269,375	–	19,440,937	427,671	2,938,759	87,808	7,062,887
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	6,136	–	–	–	–	–
Receivable for:
Fund shares sold	38,812	158,369	95,182	5,132	77,309	10,796	37,238
Dividends and interest	6,995,680	3,296,430	11,673,550	902,227	1,096,126	2,231,641	1,986,208
Investments sold	–	10,363,202	–	2,418,372	–	190,234	–
Investments sold on an extended settlement basis	1,742,177	807,080	–	–	–	867,256	–
Receipts on swap contracts	–	60,000	–	–	–	–	–
Securities lending income	5,130	304	31,030	541	5,299	15,962	26
Prepaid expenses and other assets	33,033	43,996	36,015	17,081	29,892	49,950	25,986
Due from investment adviser for expense reimbursements/fee waivers	20,351	22,551	–	–	70,036	66,223	–
Variation margin on futures contracts	–	991,331	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	6,982,832	–	–	–	–	–
Swap premiums paid	–	56,872	–	–	–	–	–
Unrealized appreciation on swap contracts	–	593,388	–	–	–	–	–

TOTAL ASSETS	539,165,598	927,272,267	1,601,712,444	142,205,693	445,603,103	517,756,949	318,159,316

LIABILITIES:
Payable for:
Fund shares reacquired	101,602	138,893	322,782	45,263	110,965	24,351	138,945
Investments purchased	685,191	–	–	–	14,309,249	74,741	–
Investments purchased on an extended settlement basis	3,334,083	45,137,050	1,788,167	274,868	2,755,488	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	822,883	85,724	–
Investment advisory and management fees	267,759	332,531	359,084	61,006	325,784	342,897	130,884
Administrative service fee	29,137	50,160	85,670	8,141	23,367	27,893	17,467
Transfer agent fees and expenses	387	326	698	326	325	159	291
Directors’ fees and expenses	21,495	10,593	30,570	6,446	19,443	37,618	14,363
Other accrued expenses	107,460	120,061	433,240	86,874	140,997	240,094	114,487
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	417,124	475,020	–	–	–	102,660
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	19,187,705	46,200	34,915,531	1,188,770	1,456,913	9,754,291	40,959
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*	–	10,347,590	–	–	–	–	–
Due to broker	–	–	15	–	70,000	–	33
Unrealized depreciation on forward foreign currency contracts	14,506	1,664,823	–	–	–	–	–
Commitments	192,029	–	–	–	–	–	–

TOTAL LIABILITIES	23,941,354	58,265,351	38,410,777	1,671,694	20,035,414	10,587,768	560,089

NET ASSETS	$515,224,244	$869,006,916	$1,563,301,667	$140,533,999	$425,567,689	$507,169,181	$317,599,227

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$732,973	$788,802	$2,146,095	$135,148	$359,580	$316,494	$144,785
Additional paid-in capital	538,416,214	854,670,905	1,401,592,061	161,241,374	342,772,831	468,307,003	272,663,696
Total accumulated earnings (loss)	(23,924,943)	13,547,209	159,563,511	(20,842,523)	82,435,278	38,545,684	44,790,746

NET ASSETS	$515,224,244	$869,006,916	$1,563,301,667	$140,533,999	$425,567,689	$507,169,181	$317,599,227

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	73,297,279	78,880,152	214,609,508	13,514,814	35,957,996	31,649,369	14,478,493
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.03	$11.02	$7.28	$10.40	$11.84	$16.02	$21.94

*Cost
Investment securities (unaffiliated)	$550,424,831	$940,116,163	$1,371,956,562	$152,975,447	$387,472,980	$493,323,877	$263,355,827

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$269,275	$(10,231,127)	$19,567,734	$439,162	$2,923,436	$87,612	$7,107,924

† Including securities on loan	$18,856,770	$1,131,366	$61,469,489	$3,708,888	$6,854,327	$24,087,017	$82,948

See Notes To Financial Statements

272

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2022 — (continued)

	INTERNATIONAL VALUE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	NASDAQ-100® INDEX FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$612,273,705	$703,522,373	$3,152,916,490	$731,558,009	$870,904,784	$111,169,754	$718,840,931
Investment securities, at value (affiliated)*†	–	–	–	–	–	934,252,812	–
Repurchase agreements (cost approximates value)	–	–	89,915,061	–	2,316,206	–	28,129,286
Cash	2,435	2,041,770	260	11,797,215	70,074	–	3,092
Foreign cash*	696,809	–	–	9	47	–	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	–	7	–	–	–	–
Receivable for:
Fund shares sold	3,243	117,761	42,422	17,457	11,120	29,520	335,806
Dividends and interest	3,102,124	704,252	3,092,828	367,107	1,165,884	31,611	620,261
Investments sold	5,106,633	4,928,017	–	112,706	1,367,227	318,847	–
Investments sold on an extended settlement basis	–	–	–	345,141	1,654,868	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securities lending income	18,726	–	78,679	15,884	1,687	–	16,049
Prepaid expenses and other assets	33,829	21,522	125,362	28,291	60,957	37,599	18,497
Due from investment adviser for expense reimbursements/fee waivers	35,218	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	621,272,722	711,335,695	3,246,171,109	744,241,819	877,552,854	1,045,840,143	747,963,922

LIABILITIES:
Payable for:
Fund shares reacquired	172,180	266,163	1,197,915	260,568	321,670	379,960	116,298
Investments purchased	1,832,544	–	–	49,165	703,596	–	–
Investments purchased on an extended settlement basis	8,756,981	–	–	139,653	2,554,149	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	242,043	–	–	–	–	–	–
Investment advisory and management fees	348,808	377,813	717,863	412,420	490,199	87,606	234,132
Administrative service fee	33,572	39,392	182,839	42,326	46,836	–	41,037
Transfer agent fees and expenses	372	372	898	376	458	44	616
Directors’ fees and expenses	22,439	11,477	91,617	21,385	47,054	28,655	8,318
Other accrued expenses	173,524	93,162	251,416	98,875	128,358	105,932	25,406
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	959,850	–	–	–	78,750
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	424,575	–	25,269,140	5,857,539	2,129,953	–	3,658,703
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*	–	8	–	–	–	–	–
Due to broker	26,531	–	–	–	–	–	37
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Commitments	–	–	–	–	–	–	–

TOTAL LIABILITIES	12,033,569	788,387	28,671,538	6,882,307	6,422,273	602,197	4,163,297

NET ASSETS	$609,239,153	$710,547,308	$3,217,499,571	$737,359,512	$871,130,581	$1,045,237,946	$743,800,625

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$615,374	$385,700	$1,219,755	$412,385	$422,143	$755,758	$370,713
Additional paid-in capital	584,781,135	461,739,541	2,040,193,155	703,659,899	607,396,637	985,879,376	247,506,188
Total accumulated earnings (loss)	23,842,644	248,422,067	1,176,086,661	33,287,228	263,311,801	58,602,812	495,923,724

NET ASSETS	$609,239,153	$710,547,308	$3,217,499,571	$737,359,512	$871,130,581	$1,045,237,946	$743,800,625

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	61,537,376	38,569,958	121,975,489	41,238,490	42,214,263	75,575,827	37,071,307
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.90	$18.42	$26.38	$17.88	$20.64	$13.83	$20.06

*Cost
Investment securities (unaffiliated)	$606,182,469	$523,182,933	$2,351,482,939	$798,732,634	$745,601,845	$111,169,754	$306,181,601

Investment securities (affiliated)	$–	$–	$–	$–	$–	$982,032,509	$–

Foreign cash	$697,905	$–	$–	$9	$49	$–	$–

† Including securities on loan	$12,239,844	$–	$68,715,382	$6,133,485	$14,225,877	$–	$3,567,580

See Notes To Financial Statements

273

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2022 — (continued)

	SCIENCE & TECHNOLOGY FUND	SMALL CAP GROWTH FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$2,053,808,548	$496,872,290	$930,109,988	$240,835,962	$512,237,842	$5,492,760,378	$599,117,231
Investment securities, at value (affiliated)*†	–	–	–	–	–	7,660,204	–
Repurchase agreements (cost approximates value)	830,988	–	17,637,842	–	12,648,874	38,739,737	–
Cash	64,756,086	7,594,718	525,391	185	–	186	1,469,928
Foreign cash*	1,111,926	–	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	889,000	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	1	–	45	–	–	46	–
Receivable for:
Fund shares sold	65,189	16,385	18,660	7,819	3,662	73,173	49,268
Dividends and interest	1,043,013	151,083	848,062	243,494	882,119	8,121,838	763,741
Investments sold	2,286,175	121,590	–	69,095	684,442	–	–
Investments sold on an extended settlement basis	4,218,343	118,251	–	244,237	386,957	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securities lending income	54,254	4,686	59,047	1,110	2,754	854	3,999
Prepaid expenses and other assets	59,639	34,859	44,882	11,079	37,933	165,756	31,792
Due from investment adviser for expense reimbursements/fee waivers	52,826	79,236	–	–	–	178,430	109,366
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Swap premiums paid	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	2,128,286,988	504,993,098	949,243,917	241,412,981	527,773,583	5,547,700,602	601,545,325

LIABILITIES:
Payable for:
Fund shares reacquired	551,528	64,726	274,563	68,335	154,556	1,903,849	441,065
Investments purchased	1,842,589	–	–	151,105	692,311	–	–
Investments purchased on an extended settlement basis	1,188,912	289,572	–	70,871	356,702	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	1,517,967	341,262	235,252	146,930	269,370	1,078,384	371,025
Administrative service fee	117,503	28,111	51,458	13,073	27,217	309,710	33,172
Transfer agent fees and expenses	697	129	803	326	83	982	477
Directors’ fees and expenses	57,186	26,572	33,592	6,298	25,061	159,342	23,001
Other accrued expenses	287,454	111,801	233,507	73,304	152,802	368,375	84,201
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	280,825	–	161,325	294,000	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	13,856,489	4,253,221	21,901,679	4,869,758	1,937,922	–	4,462,410
Due to custodian	–	–	–	–	13,571	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Due to broker	–	–	–	–	41	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Commitments	–	–	–	–	–	–	–

TOTAL LIABILITIES	19,420,325	5,115,394	23,011,679	5,400,000	3,790,961	4,114,642	5,415,351

NET ASSETS	$2,108,866,663	$499,877,704	$926,232,238	$236,012,981	$523,982,622	$5,543,585,960	$596,129,974

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$924,832	$338,395	$531,943	$185,701	$387,031	$1,167,303	$233,358
Additional paid-in capital	2,270,034,544	626,933,010	610,693,811	182,563,577	422,608,509	1,742,598,347	479,322,357
Total accumulated earnings (loss)	(162,092,713)	(127,393,701)	315,006,484	53,263,703	100,987,082	3,799,820,310	116,574,259

NET ASSETS	$2,108,866,663	$499,877,704	$926,232,238	$236,012,981	$523,982,622	$5,543,585,960	$596,129,974

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	92,483,185	33,839,533	53,194,279	18,570,062	38,703,100	116,730,284	23,335,806
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$22.80	$14.77	$17.41	$12.71	$13.54	$47.49	$25.55

*Cost
Investment securities (unaffiliated)	$2,411,933,451	$653,053,028	$812,035,548	$212,585,291	$476,198,949	$2,088,820,727	$507,861,873

Investment securities (affiliated)	$–	$–	$–	$–	$–	$4,733,702	$–

Foreign cash	$1,040,462	$–	$–	$–	$–	$–	$–

† Including securities on loan	$24,187,921	$20,404,422	$40,550,845	$5,636,205	$8,381,047	$6,249,208	$5,488,060

See Notes To Financial Statements

274

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2022 — (continued)

	SYSTEMATIC VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$485,147,727	$706,813,965
Investment securities, at value (affiliated)*†	–	–
Repurchase agreements (cost approximates value)	1,703,204	26,464,024
Cash	374	–
Foreign cash*	–	–
Cash collateral for futures contracts	–	–
Cash collateral for centrally cleared swap contracts	–	–
Due from broker	–	–
Receivable for:
Fund shares sold	2,379	42,814
Dividends and interest	711,332	856,531
Investments sold	–	–
Investments sold on an extended settlement basis	–	–
Receipts on swap contracts	–	–
Securities lending income	285	17
Prepaid expenses and other assets	34,962	54,732
Due from investment adviser for expense reimbursements/fee waivers	120,783	–
Variation margin on futures contracts	–	–
Unrealized appreciation on forward foreign currency contracts	–	–
Swap premiums paid	–	–
Unrealized appreciation on swap contracts	–	–

TOTAL ASSETS	487,721,046	734,232,083

LIABILITIES:
Payable for:
Fund shares reacquired	247,648	199,325
Investments purchased	–	–
Investments purchased on an extended settlement basis	–	–
Payments on swap contracts	–	–
Accrued foreign tax on capital gains	–	–
Investment advisory and management fees	272,312	151,553
Administrative service fee	26,866	40,452
Transfer agent fees and expenses	338	251
Directors’ fees and expenses	16,976	41,640
Other accrued expenses	102,818	115,391
Line of credit	–	–
Variation margin on futures contracts	–	178,850
Due to investment advisor for expense recoupment	–	–
Collateral upon return of securities loaned	232,675	–
Due to custodian	–	–
Due to custodian for foreign cash*	–	–
Due to broker	–	18
Unrealized depreciation on forward foreign currency contracts	–	–
Commitments	–	–

TOTAL LIABILITIES	899,633	727,480

NET ASSETS	$486,821,413	$733,504,603

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$374,232	$355,399
Additional paid-in capital	437,101,410	431,945,049
Total accumulated earnings (loss)	49,345,771	301,204,155

NET ASSETS	$486,821,413	$733,504,603

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000
Outstanding	37,423,172	35,539,856
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.01	$20.64

*Cost
Investment securities (unaffiliated)	$467,418,098	$536,483,283

Investment securities (affiliated)	$–	$–

Foreign cash	$–	$–

† Including securities on loan	$1,003,110	$–

See Notes To Financial Statements

275

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2022

	AGGRESSIVE GROWTH LIFESTYLE FUND	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	DIVIDEND VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$14,386	$1,217,254	$3,367,616	$1,018,268	$–	$1,226,242	$30,813,045
Dividends (affiliated)	7,069,661	–	–	–	4,586,072	–	–
Securities lending income	–	1,730	20,050	955	–	189,100	28,032
Interest (unaffiliated)	–	1,224,718	15,803	1,705	7,488	67,036,687	6,114

Total investment income*	7,084,047	2,443,702	3,403,469	1,020,928	4,593,560	68,452,029	30,847,191

EXPENSES:
Investment advisory and management fees	722,082	773,743	6,939,191	821,511	362,643	11,614,851	9,488,965
Administrative service fee	–	103,296	643,774	99,703	–	1,879,835	932,715
Transfer agent fees and expenses	2,930	1,460	3,404	3,873	2,048	6,372	3,403
Custodian fees	13,014	60,918	58,089	11,738	13,011	74,880	76,258
Reports to shareholders	51,101	18,947	103,190	11,731	25,957	139,572	254,976
Audit and tax fees	41,148	48,475	35,339	61,467	41,148	47,568	50,587
Legal fees	32,248	–	40,323	19,346	23,969	98,747	112,503
Directors’ fees and expenses	23,818	7,207	45,851	4,397	12,117	108,027	68,374
Interest expense	–	–	–	–	–	–	530
License fee	7,292	–	–	4,552	4,379	1,404	11,840
Other expenses	23,220	40,200	51,835	27,836	22,781	130,256	55,063

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	916,853	1,054,246	7,920,996	1,066,154	508,053	14,101,512	11,055,214

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(266,978)	(77,374)	(259,002)	(169,961)	(36,618)	–	(1,537,155)
Fees paid indirectly (Note 7)	–	(421)	–	(7)	–	–	(2,737)

Net expenses	649,875	976,451	7,661,994	896,186	471,435	14,101,512	9,515,322

Net investment income (loss)	6,434,172	1,467,251	(4,258,525)	124,742	4,122,125	54,350,517	21,331,869

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	6,748,642	110,220,002	11,890,691	–	(42,039,179)	214,965,371
Investments (affiliated)	35,054,880	–	–	–	14,427,260	–	–
Futures contracts	–	(56,136)	–	–	–	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	34,675,133	–	–	–	8,494,789	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	326	(789)	–	–	–	(57,589)

Net realized gain (loss) on investments and foreign currencies	69,730,013	6,692,832	110,219,213	11,890,691	22,922,049	(42,039,179)	214,907,782

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	(12,581,559)	(301,527,462)	(21,255,029)	–	(265,015,210)	(194,813,385)
Investments (affiliated)	(130,417,463)	–	–	–	(55,435,584)	–	–
Futures contracts	–	31,058	–	–	–	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(2,161)	14	–	–	–	(52,609)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(130,417,463)	(12,552,662)	(301,527,448)	(21,255,029)	(55,435,584)	(265,015,210)	(194,865,994)

Net realized and unrealized gain (loss) on investments and foreign currencies	(60,687,450)	(5,859,830)	(191,308,235)	(9,364,338)	(32,513,535)	(307,054,389)	20,041,788

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,253,278)	$(4,392,579)	$(195,566,760)	$(9,239,596)	$(28,391,410)	$(252,703,872)	$41,373,657

* Net of foreign withholding taxes on interest and dividends of	$–	$4,829	$20,773	$–	$–	$(2,124)	$538,303

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

276

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2022 — (continued)

	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$33,460,031	$13,587,853	$4,452,296	$–	$–	$6,920,067
Dividends (affiliated)	1,363,919	–	–	–	–	–	–
Securities lending income	–	72,778	38,346	29,075	–	2,240	26,772
Interest (unaffiliated)	371,186	1,862	2,096	2,611,014	431,870	4,179,261	10,401

Total investment income*	1,735,105	33,534,671	13,628,295	7,092,385	431,870	4,181,501	6,957,240

EXPENSES:
Investment advisory and management fees	472,913	6,100,689	3,960,717	1,347,741	2,360,292	819,987	9,223,629
Administrative service fee	21,972	538,441	368,290	179,919	393,910	109,470	899,483
Transfer agent fees and expenses	1,533	4,863	3,405	1,459	8,449	4,377	2,432
Custodian fees	22,650	608,841	75,368	350,085	29,387	18,735	71,756
Reports to shareholders	9,584	41,875	31,781	65,935	11,398	9,103	–
Audit and tax fees	36,069	39,299	35,205	47,961	41,444	42,991	33,918
Legal fees	19,182	41,195	32,139	111,010	35,847	19,355	74,868
Directors’ fees and expenses	8,793	42,063	25,258	12,572	25,259	7,294	61,276
Interest expense	2,074	18,254	1,056	37,328	–	–	10,249
License fee	–	7,732	154,404	1,695	5,861	–	9,592
Other expenses	27,889	70,387	62,790	102,937	23,117	31,815	520

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	622,659	7,513,639	4,750,413	2,258,642	2,934,964	1,063,127	10,387,723

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(19,560)	–	–	(102,944)	(2,574,516)	–	(2,156,080)
Fees paid indirectly (Note 7)	–	(163)	(694)	(23,840)	–	–	–

Net expenses	603,099	7,513,476	4,749,719	2,131,858	360,448	1,063,127	8,231,643

Net investment income (loss)	1,132,006	26,021,195	8,878,576	4,960,527	71,422	3,118,374	(1,274,403)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(2,333,854)	45,618,939	33,210,956	9,987,168	4,753	(56,441)	187,583,146
Investments (affiliated)	8,858,704	–	–	–	–	–	–
Futures contracts	870,742	304,474	–	(2,273,984)	–	–	71,168
Forward contracts	–	–	–	914,844	–	–	–
Swap contracts	–	–	–	(237,736)	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	8,521,752	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(725,893)	(67,475)	(1,451,070)	–	–	6,554

Net realized gain (loss) on investments and foreign currencies	15,917,344	45,197,520	33,143,481	6,939,222	4,753	(56,441)	187,660,868

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(2,060,692)	(259,230,783)	(76,673,048)	(37,341,123)	–	(15,893,732)	(372,963,834)
Investments (affiliated)	(28,168,654)	–	–	–	–	–	–
Futures contracts	129,134	(24,879)	–	(249,279)	–	–	(62,286)
Forward contracts	–	–	–	374,876	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	6,495	(40,487)	(5,189)	–	–	(9,966)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	1,326,770	–	104,563	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(30,100,212)	(257,922,397)	(76,713,535)	(37,116,152)	–	(15,893,732)	(373,036,086)

Net realized and unrealized gain (loss) on investments and foreign currencies	(14,182,868)	(212,724,877)	(43,570,054)	(30,176,930)	4,753	(15,950,173)	(185,375,218)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,050,862)	$(186,703,682)	$(34,691,478)	$(25,216,403)	$76,175	$(12,831,799)	$(186,649,621)

* Net of foreign withholding taxes on interest and dividends of	$–	$3,890,155	$594,495	$378,549	$–	$–	$128,474

** Net of foreign withholding taxes on capital gains of	$–	$2,097,355	$–	$152,015	$–	$–	$–

See Notes to Financial Statements

277

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2022 — (continued)

	HIGH YIELD BOND FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL OPPORTUNITIES FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$–	$52,807,914	$–	$4,704,272	$10,302,460	$9,718,351
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	42,796	17,845	205,572	9,964	67,286	218,773	176
Interest (unaffiliated)	28,748,606	47,829,244	22,354	3,971,371	139	5,852	4,940

Total investment income*	28,791,402	47,847,089	53,035,840	3,981,335	4,771,697	10,527,085	9,723,467

EXPENSES:
Investment advisory and management fees	3,625,840	3,808,635	4,854,150	854,648	5,250,533	4,993,521	1,816,155
Administrative service fee	400,595	573,030	1,183,147	114,092	383,347	408,280	242,450
Transfer agent fees and expenses	3,900	3,404	7,291	3,405	3,405	4,360	3,168
Custodian fees	40,762	60,904	324,875	26,277	160,971	304,189	75,785
Reports to shareholders	42,717	76,902	82,153	9,680	43,739	89,759	21,779
Audit and tax fees	52,930	43,347	46,950	48,651	42,923	40,886	31,922
Legal fees	33,099	29,271	63,781	21,835	40,261	40,429	27,516
Directors’ fees and expenses	22,049	37,254	86,445	7,985	28,365	17,341	17,389
Interest expense	2,287	16,439	79,297	2,924	27,931	5,561	15,684
License fee	1,404	–	487,788	51,111	4,494	7,159	2,484
Other expenses	31,588	42,150	110,623	32,777	49,651	106,578	79,215

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,257,171	4,691,336	7,326,500	1,173,385	6,035,620	6,018,063	2,333,547

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(173,845)	(257,523)	–	–	(1,148,710)	(201,441)	–
Fees paid indirectly (Note 7)	–	–	–	–	–	(8,034)	–

Net expenses	4,083,326	4,433,813	7,326,500	1,173,385	4,886,910	5,808,588	2,333,547

Net investment income (loss)	24,708,076	43,413,276	45,709,340	2,807,950	(115,213)	4,718,497	7,389,920

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	4,413,892	4,759,308	11,271,185	(6,589,406)	62,147,558	41,478,885	8,179,847
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	11,798,335	7,940,389	–	–	–	(1,087,471)
Forward contracts	2,027,744	10,636,336	–	–	5,477	–	–
Swap contracts	–	7,036,642	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	19,188	(30,540)	(937,179)	(19,528)	(274,507)	(458,770)	(286,890)

Net realized gain (loss) on investments and foreign currencies	6,460,824	34,200,081	18,274,395	(6,608,934)	61,878,528	41,020,115	6,805,486

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(61,648,510)	(104,542,067)	(231,262,387)	(20,252,468)	(226,510,784)	(152,336,490)	(51,888,007)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	1,305,589	(14,014,333)	–	–	–	(1,235,587)
Forward contracts	24,161	11,665,750	–	–	–	–	–
Swap contracts	–	(2,704,303)	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	(292,561)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,759)	(61,999)	(794,546)	(32,516)	46,787	(153,638)	(143,996)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	542,170	32,701	–

Net unrealized gain (loss) on investments and foreign currencies	(61,628,108)	(94,337,030)	(246,071,266)	(20,284,984)	(226,214,388)	(152,457,427)	(53,267,590)

Net realized and unrealized gain (loss) on investments and foreign currencies	(55,167,284)	(60,136,949)	(227,796,871)	(26,893,918)	(164,335,860)	(111,437,312)	(46,462,104)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,459,208)	$(16,723,673)	$(182,087,531)	$(24,085,968)	$(164,451,073)	$(106,718,815)	$(39,072,184)

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$4,780,338	$(225)	$678,637	$1,062,045	$1,070,392

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$279,156	$11,163	$–

See Notes to Financial Statements

278

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2022 — (continued)

	INTERNATIONAL VALUE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	NASDAQ-100® INDEX FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$22,748,594	$6,629,330	$48,231,622	$5,218,646	$12,810,074	$–	$6,261,913
Dividends (affiliated)	–	–	–	–	–	12,485,582	–
Securities lending income	76,100	464	196,951	54,889	13,138	–	107,111
Interest (unaffiliated)	19,811	1,873	21,182	11,989	263	31,611	10,983

Total investment income*	22,844,505	6,631,667	48,449,755	5,285,524	12,823,475	12,517,193	6,380,007

EXPENSES:
Investment advisory and management fees	4,605,327	4,571,464	9,266,483	5,627,514	6,342,152	1,150,200	3,356,597
Administrative service fee	448,211	476,898	2,425,206	584,360	610,202	–	594,543
Transfer agent fees and expenses	3,891	3,892	8,864	3,915	4,601	2,597	6,581
Custodian fees	175,690	29,698	122,240	6,652	39,686	13,164	34,970
Reports to shareholders	43,792	34,226	169,414	81,895	70,745	73,646	41,171
Audit and tax fees	43,031	35,309	36,841	35,051	61,465	41,148	36,942
Legal fees	36,675	34,813	112,227	44,632	37,312	42,050	37,787
Directors’ fees and expenses	32,250	32,742	174,996	41,915	30,574	38,716	41,734
Interest expense	1,834	42	32,383	195	999	–	10,188
License fee	5,297	5,842	36,332	12,541	20,436	10,791	228,789
Other expenses	64,347	44,080	91,549	84,482	28,575	26,186	49,117

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,460,345	5,269,006	12,476,535	6,523,152	7,246,747	1,398,498	4,438,419

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(470,036)	–	–	–	–	–	–
Fees paid indirectly (Note 7)	(5,405)	–	–	(15,408)	(3,440)	–	–

Net expenses	4,984,904	5,269,006	12,476,535	6,507,744	7,243,307	1,398,498	4,438,419

Net investment income (loss)	17,859,601	1,362,661	35,973,220	(1,222,220)	5,580,168	11,118,695	1,941,588

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	51,574,169	66,846,615	370,753,363	103,479,294	146,291,243	–	83,963,147
Investments (affiliated)	–	–	–	–	–	65,649,385	–
Futures contracts	–	–	(10,588,132)	–	–	–	387,863
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	41,656,984	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(422,055)	8,841	–	(5,578)	(1,460)	–	–

Net realized gain (loss) on investments and foreign currencies	51,152,114	66,855,456	360,165,231	103,473,716	146,289,783	107,306,369	84,351,010

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(154,217,524)	(87,163,396)	(650,588,452)	(234,759,499)	(147,497,443)	–	(141,572,658)
Investments (affiliated)	–	–	–	–	–	(191,960,634)	–
Futures contracts	–	–	(3,465,234)	–	–	–	(2,498,593)
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(141,076)	(8,856)	-	(370)	806	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(242,043)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(154,600,643)	(87,172,252)	(654,053,686)	(234,759,869)	(147,496,637)	(191,960,634)	(144,071,251)

Net realized and unrealized gain (loss) on investments and foreign currencies	(103,448,529)	(20,316,796)	(293,888,455)	(131,286,153)	(1,206,854)	(84,654,265)	(59,720,241)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(85,588,928)	$(18,954,135)	$(257,915,235)	$(132,508,373)	$4,373,314	$(73,535,570)	$(57,778,653)

* Net of foreign withholding taxes on interest and dividends of	$1,776,643	$69,379	$–	$76,927	$8,897	$–	$10,917

** Net of foreign withholding taxes on capital gains of	$374,629	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

279

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2022 — (continued)

	SCIENCE & TECHNOLOGY FUND	SMALL CAP GROWTH FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,141,406	$1,808,974	$13,194,538	$3,861,010	$7,423,232	$85,135,685	$9,117,016
Dividends (affiliated)	–	–	–	–	–	179,503	–
Securities lending income	328,189	94,390	587,476	25,163	36,927	12,914	31,554
Interest (unaffiliated)	31,150	266	5,167	4,938	725	6,492	46

Total investment income*	10,500,745	1,903,630	13,787,181	3,891,111	7,460,884	85,334,594	9,148,616

EXPENSES:
Investment advisory and management fees	25,028,320	5,730,029	3,674,444	1,927,195	3,172,425	13,774,195	5,075,839
Administrative service fee	1,945,686	473,878	847,497	171,521	320,648	4,127,078	455,814
Transfer agent fees and expenses	7,293	4,037	8,514	3,397	3,893	10,185	4,935
Custodian fees	353,728	61,262	94,414	13,830	74,403	190,722	32,001
Reports to shareholders	28,786	57,296	64,301	16,935	52,754	274,993	39,549
Audit and tax fees	33,783	61,467	33,703	35,276	59,736	36,854	36,999
Legal fees	139,113	40,780	51,604	24,367	27,486	177,652	42,483
Directors’ fees and expenses	143,001	30,564	64,821	12,660	17,801	288,422	32,972
Interest expense	2,680	118	26,007	80	587	24,470	140
License fee	–	16,710	318,560	–	11,222	61,828	–
Other expenses	154,411	89,858	68,662	35,944	38,964	140,981	108,249

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	27,836,801	6,565,999	5,252,527	2,241,205	3,779,919	19,107,380	5,828,981

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(375,175)	(317,856)	–	–	(80,458)	(1,151,563)	(1,502,324)
Fees paid indirectly (Note 7)	(47,803)	(17,423)	–	(7,702)	(25,210)	–	(16)

Net expenses	27,413,823	6,230,720	5,252,527	2,233,503	3,674,251	17,955,817	4,326,641

Net investment income (loss)	(16,913,078)	(4,327,090)	8,534,654	1,657,608	3,786,633	67,378,777	4,821,975

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	240,481,416	38,867,693	194,621,711	26,399,907	74,196,952	360,835,644	21,270,687
Investments (affiliated)	–	–	–	–	–	327,410	–
Futures contracts	–	–	(2,558,740)	–	(2,679,595)	7,620,813	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	75,537	1,011	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	240,556,953	38,868,704	192,062,971	26,399,907	71,517,357	368,783,867	21,270,687

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(878,252,443)	(254,313,422)	(413,322,915)	(42,077,435)	(101,419,505)	(444,504,180)	(43,416,498)
Investments (affiliated)	–	–	–	–	–	465,648	–
Futures contracts	–	–	310,956	–	(572,840)	(3,276,723)	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(80,482)	–	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(878,332,925)	(254,313,422)	(413,011,959)	(42,077,435)	(101,992,345)	(447,315,255)	(43,416,498)

Net realized and unrealized gain (loss) on investments and foreign currencies	(637,775,972)	(215,444,718)	(220,948,988)	(15,677,528)	(30,474,988)	(78,531,388)	(22,145,811)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(654,689,050)	$(219,771,808)	$(212,414,334)	$(14,019,920)	$(26,688,355)	$(11,152,611)	$(17,323,836)

* Net of foreign withholding taxes on interest and dividends of	$501,228	$79	$18,876	$4,821	$13,646	$16,890	$9,304

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

280

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2022 — (continued)

	SYSTEMATIC VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,487,878	$11,303,894
Dividends (affiliated)	–	–
Securities lending income	4,189	499
Interest (unaffiliated)	72	8,021

Total investment income*	10,492,139	11,312,414

EXPENSES:
Investment advisory and management fees	3,498,500	2,013,874
Administrative service fee	347,647	537,704
Transfer agent fees and expenses	3,479	2,498
Custodian fees	4,469	33,781
Reports to shareholders	42,427	55,973
Audit and tax fees	35,313	59,736
Legal fees	30,275	38,910
Directors’ fees and expenses	25,323	26,412
Interest expense	436	8,145
License fee	7,997	1,404
Other expenses	63,380	35,353

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,059,246	2,813,790

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(1,562,449)	–
Fees paid indirectly (Note 7)	(12)	–

Net expenses	2,496,785	2,813,790

Net investment income (loss)	7,995,354	8,498,624

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	23,819,141	125,300,335
Investments (affiliated)	–	–
Futures contracts	–	(990,715)
Forward contracts	–	–
Swap contracts	–	–
Written options contracts	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	365	–

Net realized gain (loss) on investments and foreign currencies	23,819,506	124,309,620

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(13,066,471)	(152,139,861)
Investments (affiliated)	–	–
Futures contracts	–	(940,968)
Forward contracts	–	–
Swap contracts	–	–
Written options contracts	–	–
Unfunded Commitments	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(326)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–

Net unrealized gain (loss) on investments and foreign currencies	(13,066,797)	(153,080,829)

Net realized and unrealized gain (loss) on investments and foreign currencies	10,752,709	(28,771,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,748,063	$(20,272,585)

* Net of foreign withholding taxes on interest and dividends of	$(1,426)	$720

** Net of foreign withholding taxes on capital gains of	$–	$–

See Notes to Financial Statements

281

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND			ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		CAPITAL APPRECIATION FUND
	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,434,172	$9,912,694	$10,809,057	$1,467,251	$1,054,270	$(4,258,525)	$(4,321,845)	$124,742	$(87,783)	$129,475
Net realized gain (loss) on investments and foreign currencies	69,730,013	49,230,974	21,064,111	6,692,832	34,407,747	110,219,213	141,656,970	11,890,691	10,299,708	825,860
Net unrealized gain (loss) on investments and foreign currencies	(130,417,463)	87,160,395	24,144,105	(12,552,662)	4,103,901	(301,527,448)	131,777,653	(21,255,029)	12,483,533	27,664,564

Net increase (decrease) in net assets resulting from operations	(54,253,278)	146,304,063	56,017,273	(4,392,579)	39,565,918	(195,566,760)	269,112,778	(9,239,596)	22,695,458	28,619,899

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(56,175,238)	(34,692,046)	(45,983,658)	(21,012,385)	(1,622,543)	(131,758,532)	(92,536,381)	(7,462,951)	(2,905,626)	(3,756,144)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	36,658,425	8,604,138	23,530,314	12,588,654	(12,549,415)	37,466,258	(6,064,614)	8,863,265	(1,081,172)	(5,489,650)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,770,091)	120,216,155	33,563,929	(12,816,310)	25,393,960	(289,859,034)	170,511,783	(7,839,282)	18,708,660	19,374,105
NET ASSETS:
Beginning of period	732,828,695	612,612,540	579,048,611	154,023,456	128,629,496	1,001,517,885	831,006,102	141,163,076	122,454,416	103,080,311

End of period	$659,058,604	$732,828,695	$612,612,540	$141,207,146	$154,023,456	$711,658,851	$1,001,517,885	$133,323,794	$141,163,076	$122,454,416

@	See Note 1

See Notes to Financial Statements

282

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CONSERVATIVE GROWTH LIFESTYLE FUND			CORE BOND FUND			DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND
	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,122,125	$8,311,363	$8,772,571	$54,350,517	$21,433,602	$37,584,465	$21,331,869	$22,270,304	$1,132,006	$3,073,281
Net realized gain (loss) on investments and foreign currencies	22,922,049	20,924,605	5,804,089	(42,039,179)	33,815,317	50,886,281	214,907,782	20,080,879	15,917,344	15,945,649
Net unrealized gain (loss) on investments and foreign currencies	(55,435,584)	14,197,540	10,453,344	(265,015,210)	(45,810,148)	17,926,616	(194,865,994)	295,661,762	(30,100,212)	14,067,618

Net increase (decrease) in net assets resulting from operations	(28,391,410)	43,433,508	25,030,004	(252,703,872)	9,438,771	106,397,362	41,373,657	338,012,945	(13,050,862)	33,086,548

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(27,633,572)	(13,817,242)	(12,913,300)	(59,698,714)	(82,312,300)	(52,196,618)	(22,282,324)	(57,224,160)	(23,460,669)	(21,230,366)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	15,104,857	2,130,500	3,317,197	324,403,889	1,098,371,793	140,760,517	(123,997,575)	68,896,998	7,365,628	(4,080,499)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,920,125)	31,746,766	15,433,901	12,001,303	1,025,498,264	194,961,261	(104,906,242)	349,685,783	(29,145,903)	7,775,683
NET ASSETS:
Beginning of period	371,617,024	339,870,258	324,436,357	2,809,677,077	1,784,178,813	1,589,217,552	1,361,702,649	1,012,016,866	198,516,480	190,740,797

End of period	$330,696,899	$371,617,024	$339,870,258	$2,821,678,380	$2,809,677,077	$1,784,178,813	$1,256,796,407	$1,361,702,649	$169,370,577	$198,516,480

@	See Note 1

See Notes to Financial Statements

283

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	EMERGING ECONOMIES FUND		GLOBAL REAL ESTATE FUND		GLOBAL STRATEGY FUND		GOVERNMENT MONEY MARKET I FUND
	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$26,021,195	$15,674,832	$8,878,576	$6,687,237	$4,960,527	$6,096,677	$71,422	$42,210
Net realized gain (loss) on investments and foreign currencies	45,197,520	137,918,384	33,143,481	11,331,949	6,939,222	(9,525,712)	4,753	18
Net unrealized gain (loss) on investments and foreign currencies	(257,922,397)	223,818,644	(76,713,535)	74,368,418	(37,116,152)	55,117,552	–	–

Net increase (decrease) in net assets resulting from operations	(186,703,682)	377,411,860	(34,691,478)	92,387,604	(25,216,403)	51,688,517	76,175	42,228

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(104,573,209)	(17,072,815)	(8,585,753)	(27,089,956)	(8,463)	(12,172,403)	(72,473)	(42,211)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(139,936,654)	3,595,220	153,376,034	10,293,222	(27,010,389)	(34,812,316)	(553,505,046)	158,683,720

TOTAL INCREASE (DECREASE) IN NET ASSETS	(431,213,545)	363,934,265	110,098,803	75,590,870	(52,235,255)	4,703,798	(553,501,344)	158,683,737
NET ASSETS:
Beginning of period	1,065,405,451	701,471,186	435,033,235	359,442,365	287,411,735	282,707,937	573,884,717	415,200,980

End of period	$634,191,906	$1,065,405,451	$545,132,038	$435,033,235	$235,176,480	$287,411,735	$20,383,373	$573,884,717

See Notes to Financial Statements

284

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		HIGH YIELD BOND FUND			INFLATION PROTECTED FUND
	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,118,374	$2,569,479	$(1,274,403)	$(1,541,558)	$24,708,076	$17,499,280	$26,110,996	$43,413,276	$13,426,150
Net realized gain (loss) on investments and foreign currencies	(56,441)	299,545	187,660,868	299,292,831	6,460,824	7,146,298	(9,795,262)	34,200,081	28,203,077
Net unrealized gain (loss) on investments and foreign currencies	(15,893,732)	(5,314,058)	(373,036,086)	175,298,239	(61,628,108)	11,122,667	8,797,920	(94,337,030)	20,981,380

Net increase (decrease) in net assets resulting from operations	(12,831,799)	(2,445,034)	(186,649,621)	473,049,512	(30,459,208)	35,768,245	25,113,654	(16,723,673)	62,610,607

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(3,050,131)	(3,192,689)	(297,026,710)	(199,666,696)	(18,654,826)	(23,077,972)	(35,881,009)	(61,814,022)	(15,788,898)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	32,816,136	253,465	59,178,943	(201,748,964)	(34,258,450)	47,190,646	(107,881,248)	147,358,495	(11,242,432)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,934,206	(5,384,258)	(424,497,388)	71,633,852	(83,372,484)	59,880,919	(118,648,603)	68,820,800	35,579,277
NET ASSETS:
Beginning of period	142,953,957	148,338,215	1,430,327,339	1,358,693,487	598,596,728	538,715,809	657,364,412	800,186,116	764,606,839

End of period	$159,888,163	$142,953,957	$1,005,829,951	$1,430,327,339	$515,224,244	$598,596,728	$538,715,809	$869,006,916	$800,186,116

@	See Note 1

See Notes to Financial Statements

285

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND		INTERNATIONAL OPPORTUNITIES FUND
	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$45,709,340	$32,880,955	$2,807,950	$3,682,414	$(115,213)	$(575,897)	$4,718,497	$1,214,349	$2,621,153
Net realized gain (loss) on investments and foreign currencies	18,274,395	39,155,988	(6,608,934)	6,780,923	61,878,528	68,994,635	41,020,115	89,499,725	44,253,770
Net unrealized gain (loss) on investments and foreign currencies	(246,071,266)	419,398,775	(20,284,984)	929,314	(226,214,388)	167,916,364	(152,457,427)	35,988,853	38,489,025

Net increase (decrease) in net assets resulting from operations	(182,087,531)	491,435,718	(24,085,968)	11,392,651	(164,451,073)	236,335,102	(106,718,815)	126,702,927	85,363,948

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(46,567,231)	(29,695,084)	(4,934,169)	(7,263,492)	(64,513,855)	(2,222,153)	(82,635,155)	(51,993,903)	(13,556,100)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(107,329,774)	190,741,171	(23,941,816)	17,922,710	11,617,126	(52,971,566)	(30,441,146)	41,830,804	(37,580,434)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(335,984,536)	652,481,805	(52,961,953)	22,051,869	(217,347,802)	181,141,383	(219,795,116)	116,539,828	34,227,414
NET ASSETS:
Beginning of period	1,899,286,203	1,246,804,398	193,495,952	171,444,083	642,915,491	461,774,108	726,964,297	610,424,469	576,197,055

End of period	$1,563,301,667	$1,899,286,203	$140,533,999	$193,495,952	$425,567,689	$642,915,491	$507,169,181	$726,964,297	$610,424,469

@	See Note 1

See Notes to Financial Statements

286

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL SOCIALLY RESPONSIBLE FUND		INTERNATIONAL VALUE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND
	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,389,920	$6,782,864	$17,859,601	$13,570,068	$1,362,661	$1,443,006	$35,973,220	$43,154,743
Net realized gain (loss) on investments and foreign currencies	6,805,486	23,281,732	51,152,114	24,024,655	66,855,456	79,205,666	360,165,231	295,292,564
Net unrealized gain (loss) on investments and foreign currencies	(53,267,590)	84,297,216	(154,600,643)	240,273,417	(87,172,252)	111,224,449	(654,053,686)	1,106,743,043

Net increase (decrease) in net assets resulting from operations	(39,072,184)	114,361,812	(85,588,928)	277,868,140	(18,954,135)	191,873,121	(257,915,235)	1,445,190,350

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(23,889,004)	(73,142,754)	(11,017,251)	(11,649,172)	(77,654,551)	(59,984,517)	(323,636,311)	(142,083,444)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(5,330,451)	18,001,223	(32,416,339)	(132,079,947)	144,312,346	6,324,933	(65,588,261)	(172,581,561)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(68,291,639)	59,220,281	(129,022,518)	134,139,021	47,703,660	138,213,537	(647,139,807)	1,130,525,345
NET ASSETS:
Beginning of period	385,890,866	326,670,585	738,261,671	604,122,650	662,843,648	524,630,111	3,864,639,378	2,734,114,033

End of period	$317,599,227	$385,890,866	$609,239,153	$738,261,671	$710,547,308	$662,843,648	$3,217,499,571	$3,864,639,378

See Notes to Financial Statements

287

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP STRATEGIC GROWTH FUND		MID CAP VALUE FUND			MODERATE GROWTH LIFESTYLE FUND			NASDAQ-100® INDEX FUND
	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,222,220)	$(563,265)	$5,580,168	$1,968,547	$5,922,314	$11,118,695	$19,462,959	$21,580,823	$1,941,588	$1,896,892
Net realized gain (loss) on investments and foreign currencies	103,473,716	84,696,248	146,289,783	63,116,482	(953,657)	107,306,369	74,851,097	30,367,188	84,351,010	79,502,508
Net unrealized gain (loss) on investments and foreign currencies	(234,759,869)	52,074,768	(147,496,637)	252,882,164	(27,616,644)	(191,960,634)	102,183,759	32,611,982	(144,071,251)	183,228,727

Net increase (decrease) in net assets resulting from operations	(132,508,373)	136,207,751	4,373,314	317,967,193	(22,647,987)	(73,535,570)	196,497,815	84,559,993	(57,778,653)	264,628,127

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(82,951,314)	(20,252,897)	(60,541,269)	(9,455,991)	(49,023,543)	(91,287,471)	(55,134,723)	(64,466,953)	(77,357,782)	(66,572,910)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	62,109,850	459,909,810	(13,510,555)	(91,801,695)	52,310,920	37,828,846	16,517,877	50,946,826	45,357,549	13,005,454

TOTAL INCREASE (DECREASE) IN NET ASSETS	(153,349,837)	575,864,664	(69,678,510)	216,709,507	(19,360,610)	(126,994,195)	157,880,969	71,039,866	(89,778,886)	211,060,671
NET ASSETS:
Beginning of period	890,709,349	314,844,685	940,809,091	724,099,584	743,460,194	1,172,232,141	1,014,351,172	943,311,306	833,579,511	622,518,840

End of period	$737,359,512	$890,709,349	$871,130,581	$940,809,091	$724,099,584	$1,045,237,946	$1,172,232,141	$1,014,351,172	$743,800,625	$833,579,511

@	See Note 1

See Notes to Financial Statements

288

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SCIENCE & TECHNOLOGY FUND		SMALL CAP GROWTH FUND			SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND
	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(16,913,078)	$(12,576,068)	$(4,327,090)	$(1,746,523)	$(1,121,524)	$ 8,534,654	$7,262,907	$1,657,608	$1,298,535
Net realized gain (loss) on investments and foreign currencies	240,556,953	623,453,780	38,868,704	45,726,869	27,635,795	192,062,971	113,701,289	26,399,907	20,783,485
Net unrealized gain (loss) on investments and foreign currencies	(878,332,925)	115,089,288	(254,313,422)	24,303,351	34,691,004	(413,011,959)	449,882,245	(42,077,435)	94,384,968

Net increase (decrease) in net assets resulting from operations	(654,689,050)	725,967,000	(219,771,808)	68,283,697	61,205,275	(212,414,334)	570,846,441	(14,019,920)	116,466,988

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(597,222,179)	(237,312,045)	(45,025,617)	(28,624,065)	(23,166,804)	(112,456,938)	(73,789,611)	(15,000,749)	(7,991,303)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	253,572,496	995,467,391	(62,539,577)	577,058,389	(19,883,009)	(197,439,623)	52,929,392	(14,725,936)	(5,825,878)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(998,338,733)	1,484,122,346	(327,337,002)	616,718,021	18,155,462	(522,310,895)	549,986,222	(43,746,605)	102,649,807
NET ASSETS:
Beginning of period	3,107,205,396	1,623,083,050	827,214,706	210,496,685	192,341,223	1,448,543,133	898,556,911	279,759,586	177,109,779

End of period	$2,108,866,663	$3,107,205,396	$499,877,704	$827,214,706	$210,496,685	$926,232,238	$1,448,543,133	$236,012,981	$279,759,586

@	See Note 1

See Notes to Financial Statements

289

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND			STOCK INDEX FUND		SYSTEMATIC CORE FUND		SYSTEMATIC VALUE FUND
	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,786,633	$1,609,829	$2,942,834	$67,378,777	$68,761,984	$4,821,975	$1,392,493	$7,995,354	$1,453,868
Net realized gain (loss) on investments and foreign currencies	71,517,357	43,580,318	(13,937,045)	368,783,867	492,454,646	21,270,687	4,782,277	23,819,506	23,082,467
Net unrealized gain (loss) on investments and foreign currencies	(101,992,345)	143,422,266	(7,396,404)	(447,315,255)	1,256,148,764	(43,416,498)	49,608,616	(13,066,797)	13,255,813

Net increase (decrease) in net assets resulting from operations	(26,688,355)	188,612,413	(18,390,615)	(11,152,611)	1,817,365,394	(17,323,836)	55,783,386	18,748,063	37,792,148

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(35,621,990)	(3,185,408)	(13,323,759)	(555,116,887)	(377,883,882)	(4,511,036)	(16,195,680)	(20,792,814)	(9,345,498)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	84,535,092	14,210,858	17,792,516	74,802,891	(229,618,808)	(75,220,310)	530,958,219	(74,319,216)	490,505,800

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,224,747	199,637,863	(13,921,858)	(491,466,607)	1,209,862,704	(97,055,182)	570,545,925	(76,363,967)	518,952,450
NET ASSETS:
Beginning of period	501,757,875	302,120,012	316,041,870	6,035,052,567	4,825,189,863	693,185,156	122,639,231	563,185,380	44,232,930

End of period	$523,982,622	$501,757,875	$302,120,012	$5,543,585,960	$6,035,052,567	$596,129,974	$693,185,156	$486,821,413	$563,185,380

@	See Note 1

See Notes to Financial Statements

290

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	U.S. SOCIALLY RESPONSIBLE FUND
	For the Year Ended May 31, 2022	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,498,624	$4,454,795	$8,521,501
Net realized gain (loss) on investments and foreign currencies	124,309,620	105,982,964	20,690,964
Net unrealized gain (loss) on investments and foreign currencies	(153,080,829)	54,716,433	82,594,880

Net increase (decrease) in net assets resulting from operations	(20,272,585)	165,154,192	111,807,345

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(109,071,971)	(30,375,406)	(134,438,913)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	33,596,209	(50,965,538)	48,286,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	(95,748,347)	83,813,248	25,655,429
NET ASSETS:
Beginning of period	829,252,950	745,439,702	719,784,273

End of period	$733,504,603	$829,252,950	$745,439,702

@	See Note 1

See Notes to Financial Statements

291

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect majority-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 37 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Aggressive Growth Lifestyle Fund(1)(3)	International Opportunities Fund(3)
Asset Allocation Fund	International Socially Responsible Fund
Blue Chip Growth Fund	International Value Fund
Capital Appreciation Fund(3)	Large Capital Growth Fund
Conservative Growth Lifestyle Fund(1)(3)	Mid Cap Index Fund
Core Bond Fund(3)	Mid Cap Strategic Growth Fund
Dividend Value Fund	Mid Cap Value Fund(3)
Dynamic Allocation Fund(2)	Moderate Growth Lifestyle Fund(1)(3)
Emerging Economies Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Growth Fund(3)
Government Money Market I Fund	Small Cap Index Fund
Government Securities Fund	Small Cap Special Values Fund
Growth Fund	Small Cap Value Fund(3)
High Yield Bond Fund(3)	Stock Index Fund
Inflation Protected Fund	Systematic Core Fund
International Equities Index Fund	Systematic Value Fund
International Government Bond Fund	U.S. Socially Responsible Fund(3)
International Growth Fund

(1)	The Lifestyle Funds represent “Fund of Funds” which invest in VCI mutual funds.
(2)

The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of VC I mutual funds, (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

(3)

Prior to May 24, 2021, the funds listed below operated as a series of VALIC Company II (the “Predecessor Funds”). The Predecessor Funds were reorganized on May 24, 2021 through the transfer of each of the Predecessor Fund’s assets and liabilities to a shell series of VCI (the Acquiring Fund). Shareholders of the Predecessor Funds received equivalent shares of the Acquiring Fund. Although the Acquiring Funds listed below commenced operations on May 24, 2021, they inherited the performance and financial history of the Predecessor Funds. The Predecessor Funds changed their fiscal year end from August 31st to May 31st.

Fund
Aggressive Growth Lifestyle Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Core Bond Fund
High Yield Bond Fund
International Opportunities Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Small Cap Growth Fund
Small Cap Value Fund
U.S. Socially Responsible Fund

Each Fund is diversified with the exception of Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund and Science & Technology Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

292

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of May 31, 2022, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the

293

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call

294

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of asset and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the

295

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

296

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables represent the value of derivatives held as of May 31, 2022, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2022. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2022, please refer to the Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)

	Interest Rate Contracts
Fund	Asset Derivatives				Liability Derivatives
Global Strategy	$—	$—	$—	$—	$148,522	$—	$—	$—
Inflation Protected	991,331	445,597	—	—	417,124	—	—	—

	Equity Contracts
	Asset Derivatives				Liability Derivatives
Asset Allocation	$—	$—	$—	$—	$3,675	$—	$—	$—
Dynamic Allocation	110,250	—	1,099,975	—	12,250	—	—	—
Emerging Economies	13,870	—	—	—	—	—	—	—
Global Strategy	15,265	—	—	—	15,727	—	—	—
Growth	—	—	—	—	2,450	—	—	—
International Equities Index	—	—	—	—	475,020	—	—	—
International Socially Responsible	—	—	—	—	102,660	—	—	—
Mid Cap Index	—	—	—	—	959,850	—	—	—
Nasdaq-100® Index	—	—	—	—	78,750	—	—	—
Small Cap Index	—	—	—	—	280,825	—	—	—
Small Cap Value	—	—	—	—	161,325	—	—	—
Stock Index	—	—	—	—	294,000	—	—	—
U.S. Socially Responsible	—	—	—	—	178,850	—	—	—

	Credit Contracts
	Asset Derivatives				Liability Derivatives
Global Strategy	$—	$—	$—	$—	$—	$—	$—	$—
Inflation Protected	—	147,791	—	—	—	—	—	—

	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
Global Strategy	$—	$—	$—	$128,385	$—	$—	$—	$234,733
High Yield Bond	—	—	—	—	—	—	—	14,506
Inflation Protected	—	—	—	6,982,832	—	—	—	1,664,823
International Growth	—	—	26,450	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Asset Allocation	$33,331
Dynamic Allocation	132,108
Emerging Economies	(24,879)
Global Strategy	(249,279)
Growth	(12,243)
Inflation Protected	1,321,650
International Equities Index	(1,732,420)
International Socially Responsible	(206,949)
Mid Cap Index	(3,299,258)
Nasdaq-100® Index	(2,039,225)
Small Cap Index	(1,112,445)
Small Cap Value	(300,599)
Stock Index	(1,909,970)
U.S. Socially Responsible	(723,295)

297

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

	Interest Rate Contracts
Global Strategy	$(1,779,003)	$—	$—	$—	$—
Inflation Protected	11,798,335	7,026,209	—	—	—

	Equity Contracts
Asset Allocation	$(56,136)	$—	$—	$—	$—
Dynamic Allocation	870,742	—	—	(2,142,323)	—
Emerging Economies	304,474	—	—	—	—
Global Strategy	(494,981)	—	—	—	—
Growth	71,168	—	—	—	—
International Equities Index	7,940,389	—	—	—	—
International Socially Responsible	(1,087,471)	—	—	—	—
Mid Cap Index	(10,588,132)	—	—	—	—
Nasdaq-100® Index	387,863	—	—	—	—
Small Cap Index	(2,558,740)	—	—	—	—
Small Cap Value	(2,679,595)	—	—	—	—
Stock Index	7,620,813	—	—	—	—
U.S. Socially Responsible	(990,715)	—	—	—	—

	Credit Contracts
Global Strategy	$—	$(237,736)	$—	$—	$—
Inflation Protected	—	10,433	—	—	—

	Foreign Exchange Contracts
Global Strategy	$—	$—	$—	$—	$914,844
High Yield Bond	—	—	—	—	2,027,744
Inflation Protected	—	—	—	—	10,636,336
International Growth	—	—	—	—	5,477

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

	Interest Rate Contracts
Global Strategy	$(216,710)	$—	$—	$—	$—
Inflation Protected	1,305,589	(2,852,094)	—	—	—

	Equity Contracts
Asset Allocation	$31,058	$—	$—	$—	$—
Dynamic Allocation	129,134	—	—	265,391	—
Emerging Economies	(24,879)	—	—	—	—
Global Strategy	(32,569)	—	—	—	—
Growth	(62,286)	—	—	—	—
International Equities Index	(14,014,333)	—	—	—	—
International Socially Responsible	(1,235,587)	—	—	—	—
Mid Cap Index	(3,465,234)	—	—	—	—
Nasdaq-100® Index	(2,498,593)	—	—	—	—
Small Cap Index	310,956	—	—	—	—
Small Cap Value	(572,840)	—	—	—	—
Stock Index	(3,276,723)	—	—	—	—
U.S. Socially Responsible	(940,968)	—	—	—	—

	Credit Contracts
Global Strategy	$—	$—	$—	$—	$—
Inflation Protected	—	147,791	—	—	—

	Foreign Exchange Contracts
Global Strategy	$—	$—	$—	$—	$374,876
High Yield Bond	—	—	—	—	24,161
Inflation Protected	—	—	—	—	11,665,750
International Growth	—	—	—	(621,272)	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts

298

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended May 31, 2022.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(2)	Foreign Forward Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Written Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)
Asset Allocation	$347,679	$—	$—	$—	$—	$—	$—
Dynamic Allocation	12,948,735	—	—	1,651,175	—	—	—
Emerging Economies	1,089,204	—	—	—	—	—	—
Global Strategy	7,901,129	55,185,434	—	—	—	—	1,061,325
Growth	850,237	—	—	—	—	—	—
High Yield Bond	—	14,281,014	—	—	—	—	—
Inflation Protected	209,288,411	271,411,531	—	—	—	97,833,333	1,666,666
International Equities Index	110,160,695	—	—	—	—	—	—
International Growth	—	67,831	112,816	—	—	—	—
International Socially Responsible	22,892,683	—	—	—	—	—	—
Mid Cap Index	76,066,512	—	—	—	—	—	—
Nasdaq-100® Index	26,021,847	—	—	—	—	—	—
Small Cap Index	52,708,528	—	—	—	—	—	—
Small Cap Value	11,810,581	—	—	—	—	—	—
Stock Index	60,679,853	—	—	—	—	—	—
U.S. Socially Responsible	23,896,739	—	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following table represents the Fund’s objectives for using derivative instruments the for the year ended May 31, 2022:

	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	—	—	—	—
Dynamic Allocation	1	—	1	—	—
Emerging Economies	1	—	—	—	—
Global Strategy	1, 2	3	—	—	4, 5
Growth	1	—	—	—	—
High Yield Bond	—	3	—	—	—
Inflation Protected	1, 2	3	—	2	4, 5
International Equities Index	1	—	—	—	—
International Growth	—	3	6	—	—
International Socially Responsible	1	—	—	—	—
Mid Cap Index	1	—	—	—	—
Nasdaq-100® Index	1	—	—	—	—
Small Cap Index	1	—	—	—	—
Small Cap Value	1	—	—	—	—
Stock Index	1	—	—	—	—
U.S. Socially Responsible	1	—	—	—	—

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.

299

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of May 31, 2022. The repurchase agreements held by the Funds and the securities on loan as of May 31, 2022, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank NA	$—	$—	$246,073	$246,073	$—	$—	$—	$—	$246,073	$(246,073)	$—
Goldman Sachs International	—	—	179,793	179,793	—	—	—	—	179,793	(179,793)	—
UBS AG	—	—	674,109	674,109	—	—	—	—	674,109	(630,500)	43,609

Total	$—	—	$1,099,975	$1,099,975	$—	$—	$—	$—	$1,099,975	$(1,056,366)	$43,609

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Global Strategy Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
HSBC Bank USA	$7,577	$—	$—	$7,577	$100,343	$—	$—	$100,343	$(92,766)	$92,766	$—
JPMorgan Chase Bank N.A.	120,808	—	—	120,808	134,390	—	—	134,390	(13,582)	13,582	—

Total	$128,385	$—	$—	$128,385	$234,733	$—	$—	$234,733	$(106,348)	$106,348	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$—	$—	$—	$—	$14,506	$—	$—	$14,506	$(14,506)	$—	$(14,506)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$—	$415,720	$—	$415,720	$—	$—	$—	$—	$415,720	$—	$415,720
Barclays Bank PLC	—	—	—	—	52,336	—	—	52,336	(52,336)	—	(52,336)
BNP Paribas SA	95,270	—	—	95,270	—	—	—	—	95,270	—	95,270
Canadian Imperial Bank of Commerce	—	—	—	—	78,749	—	—	78,749	(78,749)	—	(78,749)
Credit Agricole SA	165,365	—	—	165,365	—	—	—	—	165,365	—	165,365
Deutsche Bank AG	4,094,475	—	—	4,094,475	6,886	—	—	6,886	4,087,589	—	4,087,589
Goldman Sachs International	64,899	29,877	—	94,776	—	—	—	—	94,776	—	94,776
HSBC Bank PLC	70,036	—	—	70,036	—	—	—	—	70,036	—	70,036
JPMorgan Chase Bank N.A.	—	—	—	—	209,767	—	—	209,767	(209,767)	—	(209,767)

300

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Morgan Stanley and Co. International PLC	194,401	—	—	194,401	46,937	—	—	46,937	147,464	—	147,464
Royal Bank of Canada	1,633,749	—	—	1,633,749	60,489	—	—	60,489	1,573,260	—	1,573,260
Standard Chartered Bank	—	—	—	—	470	—	—	470	(470)	—	(470)
Toronto Dominion Bank	664,637	—	—	664,637	1,192,209	—	—	1,192,209	(527,572)	—	(527,572)
UBS AG	—	—	—	—	16,980	—	—	16,980	(16,980)	—	(16,980)

Total	$6,982,832	$445,597	$—	$7,428,429	$1,664,823	$—	$—	$1,664,823	$5,763,606	$—	$5,763,606

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Growth Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Call	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A.	$—	$—	$26,450	$26,450	$—	$—		$—	$26,450	$(26,450)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

301

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Mortgage-Backed Dollar Rolls: TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund, Government Money Market I Fund and the Moderate Growth Lifestyle Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based

302

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund and Moderate Growth Lifestyle Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk

A Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates (e.g., SOFR, which is intended to replace the U.S. dollar LIBOR). It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or net asset value.

Recent Accounting and Regulatory Developments

In March 2020, the FASB issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Funds.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

303

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund(1)	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Systematic Core Fund(2)	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund(3)	0.90% on first $500 million
0.85% on assets over $500 million
Inflation Protected Fund(4)	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund(5)	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund(6)	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
International Socially Responsible Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund(7)	0.50% on the first $500 million
0.46% on assets over $500 million
Government Securities Fund	0.50% on the first $250 million
International Government Bond Fund	0.45% on the next $250 million
0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund(8)	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Systematic Value Fund(9)	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on the next $500 million

304

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

0.55% on assets over $1 billion
International Value Fund(10)	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund(11)	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund(12)	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion
Aggressive Growth Lifestyle Fund	0.10%
Conservative Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Small Cap Growth Fund(13)	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
U.S. Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion

(1)

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2021, VALIC agreed to waive the Blue Chip Growth Fund’s advisory fees in order that such fees equal: 0.75% of the Fund’s average daily net assets on Fund’s first $250 million; 0.725% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.70% of the Fund’s average daily net assets on the Fund’s next $300 million; 0.36% of the Fund’s average daily net assets on the Fund’s next $200 million; and 0.65% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

305

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

(2)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Systematic Core Fund’s advisory fees in order that such fees equal: 0.530% on the first $500 million and 0.505% on assets over $500 million.

(3)

Pursuant to an Advisory Fee Waiver Agreement effective December 7, 2021, VALIC agreed to waive the Science & Technology Fund’s advisory fees in order that such fees equal: 0.87% of the Fund’s average daily net assets on Fund’s first $500 million and 0.82% of the Fund’s net average daily net assets when the Fund’s assets exceed $500 million.

(4)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Inflation Protected Fund’s advisory fees in order that such fees equal: 0.47% on the first $250 million of the Fund’s average monthly net assets, 0.42% on the next $250 million of the Fund’s average monthly net assets and 0.37% on average monthly net assets over $500 million.

(5)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter.

(6)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Asset Allocation Fund’s advisory fees in order that such fees equal: 0.45% on the first $300 million of the Fund’s average monthly net assets, 0.425% on the next $200 million of the Fund’s average monthly net assets and 0.40% on average monthly net assets over $500 million.

(7)

Pursuant to an Advisory Fee Waiver Agreement effective December 7, 2021, VALIC has agreed to waive the Global Strategy Fund’s advisory fees in order that such fees equal: 0.44% on the first $500 million and 0.40% on assets over $500 million. Prior to December 7, 2021, VALIC agreed to waive the Global Strategy Fund’s advisory fees in order that such fees equal: 0.48% on the first $500 million and 0.44% on assets over $500 million.

(8)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Dividend Value Fund’s advisory fees in order that such fees equal: 0.64% of the Fund’s average daily net assets on Fund’s first $250 million; 0.61% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.56% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.51% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(9)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Systematic Value Fund’s advisory fees in order that such fees equal: 0.40% of the Fund’s average daily net assets on Fund’s first $250 million; 0.35% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.30% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.25% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(10)

Pursuant to an Advisory Fee Wavier Agreement, VALIC has agreed to waive International Value Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.

(11)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.57% of the average daily net assets on the first $500 million, 0.51% on the next $500 million, 0.48% on the next $500 million and 0.45% thereafter.

(12)

VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

(13)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Small Cap Growth Fund’s advisory fees in order that such fees equal: 0.82% of the Fund’s average daily net assets on Fund’s first $100 million and 0.77% of the Fund’s net average daily net assets when the Fund’s assets exceed $100 million.

For the year ended May 31, 2022, the amount of investment advisory fees waived were as follows:

Fund	Amount
Asset Allocation	$77,374
Blue Chip Growth	259,002
Dividend Value	1,537,155
Dynamic Allocation	4,305
Global Strategy	102,944
Growth	2,156,080
Inflation Protected	257,523
International Growth	1,148,710
International Value	470,036
Science & Technology	375,175
Small Cap Growth	213,002
Systematic Core	1,502,324
Systematic Value	1,562,449

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

Allspring Global Investments, LLC (“Allspring”)*—subadviser for the International Value Fund and Small Cap Special Values Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for a portion of the Growth Fund and a portion of the Dividend Value Fund.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

ClearBridge Investments, LLC (“ClearBridge”)**—subadviser for a portion of the Dividend Value Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)***—subadviser for the Capital Appreciation Fund.

Delaware Investments Fund Advisers (“DIFA”)—subadviser for a portion of the International Opportunities Fund.

306

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Franklin Advisers, Inc.—subadviser for the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Systematic Core Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Asset Allocation Fund, Emerging Economies Fund, Government Securities Fund, Small Cap Value Fund and a portion of the Small Cap Growth Fund.

Janus Henderson Investors U.S. LLC****—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund and a portion of the International Opportunities Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Core Bond Fund, International Government Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market I Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, U.S. Socially Responsible Fund, a portion of the Growth Fund and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Growth Fund.

Wellington Management Company LLP (“Wellington Management”)—subadviser for the High Yield Bond Fund, Inflation Protected Fund, Systematic Value Fund, a portion of the Mid Cap Value Fund and a portion of the Science & Technology Fund.

*

Effective November 1, 2021, Wells Capital Management Incorporated, subadvisor to International Value Fund and Small Cap Special Values Fund, was renamed to Allspring in connection with a reorganization of Wells Capital Management Incorporated.

**	Effective July 7, 2021, ClearBridge replaced SunAmerica as a subadviser of a portion of the Dividend Value Fund.
***	Effective December 16, 2021, Columbia replaced BMO Asset Management Corp. as subadviser for the Capital Appreciation Fund.
****	Effective January 3, 2022, Janus Capital Management LLC changed its name to Janus Henderson Investors U.S. LLC.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2022 for all funds. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual fee waivers and fee reimbursements will continue until September 30, 2022, subject to termination by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.09%
Blue Chip Growth	0.85%
Capital Appreciation	0.60%
Conservative Growth Lifestyle	0.13%
Core Bond	0.52%
Dynamic Allocation	0.32%
Government Money Market I	0.30%
High Yield Bond	0.68%
International Opportunities	0.95%
Mid Cap Value	0.80%
Moderate Growth Lifestyle	0.13%
Nasdaq-100® Index	0.53%
Small Cap Growth	0.88%
Small Cap Value	0.77%
Stock Index	0.29%
Systematic Core	0.85%

For the year ended May 31, 2022, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$266,978
Capital Appreciation	169,961
Conservative Growth Lifestyle	36,618
Dynamic Allocation	26,251
Government Money Market I	1,164,745

307

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Amount
High Yield Bond	$173,845
International Opportunities	201,441
Small Cap Growth	104,854
Small Cap Value	80,458
Stock Index	1,151,563

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the year ended May 31, 2022, VALIC voluntarily reimbursed $1,409,771 of expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended May 31, 2022, the amount recouped by VALIC for the Dynamic Allocation Fund was $10,996.

At May 31, 2022, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2023	May 31, 2024
Dynamic Allocation	$25,800	$26,251

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, and the Lifestyle Funds an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended May 31, 2022, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series an annual fee of $132,510, which is allocated to each Fund in the Series based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended May 31, 2022, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the plan as selected by the Directors. For the year ended May 31, 2022, certain Directors of VC I have deferred $32,175 of director compensation.

At May 31, 2022, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Asset Allocation	—	—	100.00	—	—	—	—
Blue Chip Growth	0.01	—	97.41	0.61	0.83	0.21	0.93
Capital Appreciation	—	—	39.46	4.34	21.68	5.83	28.69
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	0.02	—	79.46	0.78	4.37	5.41	9.96
Dividend Value	—	—	97.99	0.66	0.66	0.16	0.53
Dynamic Allocation	4.55	—	95.45	—	—	—	—
Emerging Economies	0.08	0.01	96.09	0.15	1.60	0.30	1.77

@

The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

308

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Global Real Estate	—%	—%	91.76%	0.25%	3.36%	0.92%	3.71%
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	70.64	0.04	29.32	—	—	—	—
Government Securities	0.26	—	82.30	4.77	1.28	4.64	6.75
Growth	—	—	99.41	0.59	—	—	—
High Yield Bond	0.01	—	88.42	0.27	2.10	4.72	4.48
Inflation Protected	—	—	89.29	0.30	2.71	1.89	5.81
International Equities Index	3.17	0.02	91.22	0.19	1.46	0.51	3.43
International Government Bond	—	—	68.89	0.45	6.18	8.82	15.66
International Growth	—	—	97.74	0.74	0.92	—	0.60
International Opportunities	—	—	85.31	0.10	6.35	1.67	6.57
International Socially Responsible	0.34	—	98.97	0.69	—	—	—
International Value	0.03	—	92.42	0.82	3.53	0.45	2.75
Large Capital Growth	—	—	88.63	0.92	4.68	0.67	5.10
Mid Cap Index	0.74	0.03	96.74	0.05	0.94	0.22	1.28
Mid Cap Strategic Growth	—	—	94.12	0.23	2.25	0.57	2.83
Mid Cap Value	0.26	—	94.02	0.28	2.43	0.23	2.78
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Nasdaq-100® Index	2.04	0.06	94.28	—	1.48	0.20	1.94
Science & Technology	0.43	—	99.32	—	0.09	0.02	0.14
Small Cap Growth	—	—	96.73	0.13	1.27	0.32	1.55
Small Cap Index	2.54	0.13	96.05	0.10	0.46	0.10	0.62
Small Cap Special Values	—	—	95.40	0.52	1.76	0.46	1.86
Small Cap Value	—	—	98.17	0.08	0.78	0.02	0.95
Stock Index	2.63	0.04	91.74	0.23	1.48	0.22	1.87
Systematic Core	0.46	—	92.36	1.71	2.36	0.64	2.48
Systematic Value	—	—	65.70	3.68	12.05	2.94	15.63
U.S. Socially Responsible	0.02	—	98.83	1.15	—	—	—

The VC I Dynamic Allocation Fund and the VC I Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC I Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I Funds and securities issued by AIG or an affiliate thereof. During the year ended May 31, 2022, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2022
VALIC Co. I Blue Chip Growth Fund	$—	$1,939	$13,423	$6,920,049	$—	$—	$(1,014,194)	$5,919,278
VALIC Co. I Capital Appreciation Fund	—	1,598,694	30,870,138	1,598,694	—	—	(3,566,697)	28,902,135
VALIC Co. I Dividend Value Fund	332,076	—	41,395,162	332,076	33,475,506	5,787,227	(5,765,065)	8,273,894
VALIC Co. I Large Capital Growth Fund	41,370	2,373,899	14,749,225	26,066,800	3,716,181	1,188,496	(5,014,731)	33,273,609
VALIC Co. I Mid Cap Index Fund	352,021	2,237,642	25,914,450	20,152,774	11,225,704	1,794,741	(6,293,035)	30,343,226
VALIC Co. I Mid Cap Strategic Growth Fund	—	1,703,106	25,370,606	1,703,106	5,945,890	583,983	(5,127,022)	16,584,783
VALIC Co. I Mid Cap Value Fund	69,954	1,633,257	43,131,604	1,703,211	21,694,541	452,528	(2,381,420)	21,211,382
VALIC Co. I Nasdaq-100 Index Fund	8,981	369,722	6,348,394	22,967,282	16,546,439	669,567	(2,436,361)	11,002,443
VALIC Co. I Science & Technology Fund	—	3,210,377	21,290,975	6,875,004	19,837,885	(390,955)	(5,981,904)	1,955,235
VALIC Co. I Small Cap Growth Fund	—	279,058	8,811,723	3,794,869	3,716,181	483,700	(3,040,262)	6,333,849
VALIC Co. I Small Cap Index Fund	90,309	1,238,439	18,375,648	5,811,832	15,984,865	990,990	(4,919,395)	4,274,210
VALIC Co. I Small Cap Special Values Fund	27,218	269,309	10,679,501	296,527	6,214,466	1,114,280	(1,731,568)	4,144,274
VALIC Co. I Small Cap Value Fund	22,852	369,013	15,027,011	391,865	10,827,815	2,415,023	(2,925,939)	4,080,145
VALIC Co. I Stock Index Fund	1,020,771	7,014,919	61,846,976	47,189,522	17,305,969	4,020,223	(13,596,419)	82,154,333
VALIC Co. I Systematic Core Fund	31,892	71,655	14,546,252	103,547	—	—	(583,005)	14,066,794
VALIC Co. I Systematic Value Fund	191,459	2,375,271	68,322,770	2,566,730	11,989,747	2,255,886	(2,462,843)	58,692,796
VALIC Co. I Core Bond Fund	1,263,894	1,069,964	37,238,100	105,148,549	6,229,562	(40,618)	(12,760,966)	123,355,503
VALIC Co. I Government Securities Fund	19,109	—	2,095,217	1,104,534	1,067,563	26,019	(118,321)	2,039,886

309

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2022
VALIC Co. I High Yield Bond Fund	$602,424	$—	$14,999,681	$4,384,914	$6,821,285	$(358,435)	$(1,384,801)	$10,820,074
VALIC Co. I Inflation Protected Fund	674,980	1,343,066	34,553,103	9,049,669	17,528,093	730,137	(3,256,232)	23,548,584
VALIC Co. I Government Money Market I Fund	6,569	—	14,321,389	36,270,620	50,592,009	—	—	—
VALIC Co. I Emerging Economies Fund	462,912	1,668,053	44,862,338	7,041,216	34,824,948	4,490,273	(11,421,347)	10,147,532
VALIC Co. I Global Real Estate Fund	351,781	—	23,024,874	351,781	3,515,811	35,694	(1,551,932)	18,344,606
VALIC Co. I International Equities Index Fund	807,309	—	57,196,210	12,316,329	41,954,737	5,141,509	(9,892,769)	22,806,542
VALIC Co. I International Growth Fund	—	593,601	14,811,864	593,601	9,645,894	3,060,464	(4,917,908)	3,902,127
VALIC Co. I International Opportunities Fund	88,726	5,120,370	40,609,546	5,209,096	1,465,851	449,889	(12,591,781)	32,210,899
VALIC Co. I International Value Fund	384,008	—	29,138,261	384,009	4,538,989	403,873	(3,888,721)	21,498,433
VALIC Co. I International Government Bond Fund	219,046	133,779	13,401,015	352,827	3,022,193	(249,614)	(1,792,825)	8,689,210

	$7,069,661	$34,675,133	$732,945,456	$330,681,033	$359,688,124	$35,054,880	$(130,417,463)	$608,575,782

†	Includes reinvestments of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2022
VALIC Co. I Blue Chip Growth Fund	$—	$—	$—	$1,720,710	$—	$—	$(251,048)	$1,469,662
VALIC Co. I Capital Appreciation Fund	—	429,611	8,295,606	429,611	—	—	(958,465)	7,766,752
VALIC Co. I Dividend Value Fund	101,221	—	16,706,808	1,978,659	16,958,781	2,378,612	(2,117,064)	1,988,234
VALIC Co. I Large Capital Growth Fund	4,676	268,341	2,435,502	6,394,576	3,718,531	741,340	(1,114,909)	4,737,978
VALIC Co. I Mid Cap Index Fund	93,099	591,787	7,444,630	6,241,894	5,187,557	1,338,215	(2,628,999)	7,208,183
VALIC Co. I Mid Cap Strategic Growth Fund	—	431,179	6,762,262	431,180	1,841,093	302,338	(1,455,879)	4,198,808
VALIC Co. I Mid Cap Value Fund	5,982	139,661	13,388,976	145,643	11,050,341	1,692,587	(2,193,709)	1,983,156
VALIC Co. I Nasdaq-100® Index Fund	1,501	61,773	2,254,175	7,195,631	7,315,056	268,784	(885,420)	1,518,114
VALIC Co. I Science & Technology Fund	—	136,048	6,159,433	1,242,061	6,710,505	1,955,475	(2,151,181)	495,283
VALIC Co. I Small Cap Growth Fund	—	143,808	2,306,073	143,808	—	—	(833,650)	1,616,231
VALIC Co. I Small Cap Index Fund	7,095	97,299	3,953,660	104,394	2,815,130	740,058	(1,062,653)	920,329
VALIC Co. I Small Cap Special Values Fund	7,972	78,883	3,844,654	86,855	2,654,594	727,695	(926,460)	1,078,150
VALIC Co. I Small Cap Value Fund	2,184	35,268	1,990,449	37,452	1,843,975	715,897	(773,484)	126,339
VALIC Co. I Stock Index Fund	170,935	1,174,699	6,741,187	34,380,756	26,906,103	(399,346)	(1,811,608)	12,004,886
VALIC Co. I Systematic Core Fund	8,625	19,379	3,933,945	28,004	—	—	(157,671)	3,804,278
VALIC Co. I Systematic Value Fund	44,167	547,948	17,340,933	592,115	3,710,715	494,527	(403,521)	14,313,339
VALIC Co. I Core Bond Fund	1,821,242	1,541,794	126,865,862	51,297,801	7,908,037	(366,003)	(17,257,579)	152,632,044
VALIC Co. I Government Securities Fund	134,132	—	7,995,771	634,711	525,491	35,807	(724,617)	7,416,181
VALIC Co. I High Yield Bond Fund	944,568	—	25,617,582	4,729,965	3,389,307	(444,414)	(2,178,583)	24,335,243
VALIC Co. I Inflation Protected Fund	445,670	886,788	23,756,092	4,886,313	10,641,383	611,060	(2,217,867)	16,394,215
VALIC Co. I Government Money Market I Fund	3,401	—	7,775,255	18,560,342	26,335,597	—	—	—
VALIC Co. I Emerging Economies Fund	109,633	395,050	10,981,768	2,951,967	10,296,907	808,744	(2,569,016)	1,876,556
VALIC Co. I Global Real Estate Fund	147,479	—	9,652,824	147,479	4,264,626	118,017	(643,891)	5,009,803
VALIC Co. I International Equities Index Fund	184,828	—	16,425,980	1,939,266	9,294,748	1,264,245	(2,364,979)	7,969,764
VALIC Co. I International Growth Fund	—	—	2,360,879	—	2,458,488	767,891	(670,282)	—
VALIC Co. I International Opportunities Fund	23,342	1,347,044	14,036,788	1,370,386	3,686,710	421,164	(3,667,728)	8,473,900
VALIC Co. I International Value Fund	48,537	—	6,632,501	48,537	3,377,251	342,715	(929,212)	2,717,290
VALIC Co. I International Government Bond Fund	275,783	168,429	16,035,385	444,212	1,512,034	(88,148)	(2,486,109)	12,393,306

	$4,586,072	$8,494,789	$371,694,980	$148,164,328	$174,402,960	$14,427,260	$(55,435,584)	$304,448,024

†	Includes reinvestments of distributions paid.

Dynamic Allocation Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2022
VALIC Co. I Blue Chip Growth Fund	$—	$1,051,825	$7,390,179	$2,051,438	$2,629,870	$310,150	$(2,769,237)	$4,352,660
VALIC Co. I Capital Appreciation Fund	—	296,094	6,105,033	1,366,660	1,059,890	276,752	(904,055)	5,784,500

310

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Dynamic Allocation Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2022
VALIC Co. I Core Bond Fund	$274,701	$232,551	$25,103,754	$3,202,331	$3,786,915	$(58,254)	$(2,568,586)	$21,892,330
VALIC Co. I Dividend Value Fund	147,769	—	8,141,907	1,391,704	1,261,030	174,164	(151,960)	8,294,785
VALIC Co. I Emerging Economies Fund	34,151	123,059	1,339,782	232,497	184,605	60,392	(470,633)	977,433
VALIC Co. I Global Real Estate Fund	17,744	—	1,277,901	387,762	200,509	28,365	(108,466)	1,385,053
VALIC Co. I Government Securities Fund	149,504	—	8,550,100	1,122,302	1,270,607	7,045	(776,928)	7,631,912
VALIC Co. I Growth Fund	—	1,630,864	7,734,296	2,822,859	1,996,100	681,391	(3,310,574)	5,931,872
VALIC Co. I High Yield Bond Fund	48,000	—	1,549,030	201,356	226,894	7,732	(134,738)	1,396,486
VALIC Co. I Inflation Protected Fund	62,997	125,351	2,360,922	874,354	374,494	30,693	(268,350)	2,623,125
VALIC Co. I International Equities Index Fund	87,704	—	5,551,984	428,570	2,559,141	580,259	(1,047,996)	2,953,676
VALIC Co. I International Government Bond Fund	13,359	8,159	759,199	118,197	113,448	436	(124,929)	639,455
VALIC Co. I International Growth Fund	—	501,100	5,541,066	768,058	1,363,413	358,488	(2,146,525)	3,157,674
VALIC Co. I International Opportunities Fund	1,371	79,146	72,850	702,665	90,195	2,301	(195,263)	492,358
VALIC Co. I International Socially Responsible Fund	78,381	86,849	829,307	2,078,456	255,748	(45,495)	(420,858)	2,185,662
VALIC Co. I International Value Fund	90,284	—	5,260,933	1,271,338	777,704	213,708	(965,341)	5,002,934
VALIC Co. I Large Capital Growth Fund	10,261	588,818	6,203,784	2,179,669	1,191,929	513,320	(1,161,961)	6,542,883
VALIC Co. I Mid Cap Index Fund	24,344	154,740	2,913,637	335,841	1,190,145	136,501	(429,614)	1,766,220
VALIC Co. I Mid Cap Strategic Growth Fund	—	177,502	1,913,147	653,457	367,937	(76,225)	(411,716)	1,710,726
VALIC Co. I Mid Cap Value Fund	7,389	172,517	2,176,213	763,963	326,106	546	(185,981)	2,428,635
VALIC Co. I Small Cap Growth Fund	—	57,437	995,702	118,764	144,879	24,875	(358,043)	636,419
VALIC Co. I Small Cap Index Fund	7,192	98,622	1,165,514	225,831	170,171	2,890	(301,416)	922,648
VALIC Co. I Small Cap Special Values Fund	7,048	69,737	1,286,344	283,467	188,449	13,135	(160,730)	1,233,767
VALIC Co. I Small Cap Value Fund	2,123	34,287	432,525	131,775	63,738	16,639	(80,652)	436,549
VALIC Co. I Stock Index Fund	158,339	1,088,132	23,301,236	2,287,277	12,337,323	5,229,327	(5,755,421)	12,725,096
VALIC Co. I Systematic Core Fund	23,902	53,704	11,963,536	749,774	2,133,640	360,024	(744,753)	10,194,941
VALIC Co. I Systematic Value Fund	56,130	696,352	20,838,379	1,836,572	4,688,865	(111,829)	55,650	17,929,907
VALIC Co. I U.S. Socially Responsible Fund	61,226	1,194,906	1,674,023	9,714,409	815,691	121,374	(2,269,578)	8,424,537

	$1,363,919	$8,521,752	$162,432,283	$38,301,346	$41,769,436	$8,858,704	$(28,168,654)	$139,654,243

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2022
VALIC Co. I Blue Chip Growth Fund	$—	$6,840	$47,356	$7,699,406	$—	$—	$(1,139,457)	$6,607,305
VALIC Co. I Capital Appreciation Fund	—	2,115,296	40,845,519	2,115,297	—	—	(4,719,241)	38,241,575
VALIC Co. I Core Bond Fund	3,509,369	2,970,896	202,263,304	150,026,689	36,354,313	(1,106,351)	(33,523,722)	281,305,607
VALIC Co. I Dividend Value Fund	328,465	—	67,860,566	328,465	62,453,816	11,453,390	(10,564,209)	6,624,396
VALIC Co. I Emerging Economies Fund	549,391	1,979,673	48,163,327	23,408,704	53,013,991	1,978,612	(9,305,958)	11,230,694
VALIC Co. I Global Real Estate Fund	395,725	—	25,901,131	395,725	4,440,731	293,734	(1,888,025)	20,261,834
VALIC Co. I Government Money Market I Fund	13,466	—	30,145,254	81,024,500	111,169,754	—	—	—
VALIC Co. I Government Securities Fund	135,728	—	9,208,170	4,479,675	2,212,504	95,208	(778,450)	10,792,099
VALIC Co. I High Yield Bond Fund	1,157,067	—	32,391,662	4,760,801	10,816,695	(801,037)	(2,447,559)	23,087,172
VALIC Co. I Inflation Protected Fund	1,382,791	2,751,461	63,533,184	15,348,527	23,123,533	698,105	(5,919,763)	50,536,520
VALIC Co. I International Equities Index Fund	1,792,514	—	64,002,576	46,490,722	48,401,577	5,284,618	(13,791,112)	53,585,227
VALIC Co. I International Government Bond Fund	517,451	316,023	30,805,868	833,474	4,804,356	(418,075)	(4,409,543)	22,007,368
VALIC Co. I International Growth Fund	—	391,333	9,301,585	391,333	6,006,224	1,562,814	(2,677,023)	2,572,485
VALIC Co. I International Opportunities Fund	91,758	5,295,357	40,457,394	5,387,116	—	—	(12,532,808)	33,311,702
VALIC Co. I International Value Fund	299,622	—	26,512,985	299,622	7,207,469	429,578	(3,260,611)	16,774,105
VALIC Co. I Large Capital Growth Fund	54,990	3,155,493	30,326,673	15,637,894	5,909,943	1,889,075	(5,721,048)	36,222,651
VALIC Co. I Mid Cap Index Fund	505,382	3,212,488	33,828,479	34,025,223	20,566,460	3,318,071	(9,663,597)	40,941,716
VALIC Co. I Mid Cap Strategic Growth Fund	—	2,145,040	33,940,816	2,145,040	9,455,909	1,886,243	(7,627,873)	20,888,317
VALIC Co. I Mid Cap Value Fund	95,225	2,223,259	63,976,594	2,318,484	39,512,430	3,491,050	(6,044,469)	24,229,229
VALIC Co. I Nasdaq-100® Index Fund	7,366	303,216	22,017,216	17,031,192	24,392,234	5,000,086	(5,215,745)	14,440,515

311

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2022
VALIC Co. I Science & Technology Fund	$—	$802,992	$14,830,669	$802,992	$10,511,566	$3,380,135	$(5,578,937)	$2,923,293
VALIC Co. I Small Cap Growth Fund	—	688,064	11,033,639	688,065	—	—	(3,988,688)	7,733,016
VALIC Co. I Small Cap Index Fund	50,945	698,619	19,105,879	1,479,991	12,781,430	4,118,267	(6,178,599)	5,744,108
VALIC Co. I Small Cap Special Values Fund	30,840	305,147	13,197,701	335,987	8,396,165	2,140,274	(2,884,255)	4,393,542
VALIC Co. I Small Cap Value Fund	29,084	469,656	14,075,565	498,740	8,744,059	3,001,408	(3,845,832)	4,985,822
VALIC Co. I Stock Index Fund	1,250,336	8,592,532	108,868,819	57,301,008	52,544,826	15,958,385	(25,650,926)	103,932,460
VALIC Co. I Systematic Core Fund	33,487	75,240	15,273,906	108,727	—	—	(612,170)	14,770,463
VALIC Co. I Systematic Value Fund	254,580	3,158,359	100,496,068	3,412,938	27,804,196	1,995,795	(1,991,014)	76,109,591

	$12,485,582	$41,656,984	$1,172,411,905	$478,776,337	$590,624,181	$65,649,385	$(191,960,634)	$934,252,812

†	Includes reinvestments of distributions paid.

Stock Index Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2022
American International Group, Inc. -
Common Stock	$179,503	$—	$7,678,920	$21,913	$833,687	$327,410	$465,648	$7,660,204

On December 22, 2021, the Global Strategy Fund sold foreign securities causing the Fund to fall below its threshold of investing at least 40% of its net assets in foreign securities. The violation was corrected on December 29, 2021, when the Fund purchased an additional foreign security resulting in a gain of $71 to the Fund.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended May 31, 2022, were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$288,936,239	$359,688,124	$-	$-
Asset Allocation	53,901,588	62,858,002	17,851,763	15,776,083
Blue Chip Growth	239,934,203	338,410,670	-	-
Capital Appreciation	70,487,668	67,746,122	-	-
Conservative Growth Lifestyle	135,083,467	174,402,960	-	-
Core Bond	806,481,000	958,606,961	1,127,574,138	671,789,389
Dividend Value	1,139,144,572	1,253,391,762	-	-
Dynamic Allocation	28,415,671	41,769,431	16,850,702	19,499,554
Emerging Economies	477,697,841	701,131,619	-	-
Global Real Estate	399,878,579	250,937,544	-	-
Global Strategy	316,874,454	343,169,757	11,893,338	6,192,032
Government Securities	11,783,422	2,771,586	40,954,006	14,960,221
Growth	798,101,193	1,050,802,126	-	-
High Yield Bond	228,733,731	230,381,289	-	-
Inflation Protected	137,089,201	83,587,967	306,938,736	208,467,292
International Equities Index	172,158,151	97,214,602	-	-
International Government Bond	69,570,983	89,780,135	17,936,512	20,673,176
International Growth	137,036,207	187,540,726	-	-
International Opportunities	244,001,903	368,396,481	-	-
International Socially Responsible	37,774,836	47,411,334	-	-
International Value	454,795,327	486,180,782	-	-
Large Capital Growth	191,615,894	126,369,699	-	-
Mid Cap Index	493,394,767	877,740,737	-	-
Mid Cap Strategic Growth	645,691,389	652,212,876	-	-
Mid Cap Value	459,736,408	534,924,841	-	-
Moderate Growth Lifestyle	424,633,771	590,624,181	-	-
Nasdaq-100® Index	74,100,959	110,662,732	-	-
Science & Technology	1,913,734,429	2,291,994,668	-	-
Small Cap Growth	235,424,280	338,519,131	-	-

312

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Small Cap Index	$236,197,121	$424,086,581	$-	$-
Small Cap Special Values	51,296,909	76,567,644	-	-
Small Cap Value	373,861,189	316,608,913	-	-
Stock Index	133,477,745	535,573,733	-	-
Systematic Core	99,932,199	169,289,146	-	-
Systematic Value	167,859,555	251,356,228	-	-
U.S. Socially Responsible	179,687,605	268,527,765	-	-

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, late year ordinary losses, inflation securities, investments in partnerships, corporate actions and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2022.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$687,109,000	$17,665,568	$(45,606,777)	$(27,941,209)
Asset Allocation	146,986,960	7,568,357	(11,354,345)	(3,785,988)
Blue Chip Growth	505,009,237	302,167,307	(94,129,060)	208,038,247
Capital Appreciation	100,153,393	38,381,163	(5,195,982)	33,185,181
Conservative Growth Lifestyle	360,517,192	3,454,808	(33,188,379)	(29,733,571)
Core Bond	3,327,409,553	6,752,160	(218,140,399)	(211,388,239)
Dividend Value	1,222,526,859	107,209,167	(69,062,187)	38,146,980
Dynamic Allocation	181,823,045	4,694,335	(15,719,869)	(11,025,534)
Emerging Economies	661,391,698	47,982,295	(78,848,787)	(30,866,492)
Global Real Estate	563,441,297	20,902,157	(42,601,001)	(21,698,844)
Global Strategy	247,415,388	8,920,832	(19,389,810)	(10,468,978)
Government Money Market I	20,503,657	—	(977)	(977)
Government Securities	170,130,405	761,457	(10,161,391)	(9,399,934)
Growth	895,730,126	174,152,627	(62,951,826)	111,200,801
High Yield Bond	565,244,241	3,083,925	(38,267,143)	(35,183,218)
Inflation Protected	953,813,447	12,054,421	(61,112,077)	(49,057,656)
International Equities Index	1,440,342,493	300,637,706	(170,550,651)	130,087,055
International Government Bond	152,975,447	236,081	(15,896,440)	(15,660,359)
International Growth	387,315,728	95,757,546	(73,980,297)	21,777,249
International Opportunities	509,653,359	57,143,681	(63,830,977)	(6,687,296)
International Socially Responsible	274,206,472	59,657,593	(24,820,379)	34,837,214
International Value	612,478,974	62,196,693	(62,401,962)	(205,269)
Large Capital Growth	523,317,149	196,959,744	(16,754,520)	180,205,224
Mid Cap Index	2,456,545,977	982,403,307	(196,117,733)	786,285,574
Mid Cap Strategic Growth	800,968,640	28,417,268	(97,827,899)	(69,410,631)
Mid Cap Value	757,946,915	148,889,690	(33,615,615)	115,274,075
Moderate Growth Lifestyle	1,099,808,273	23,413,655	(77,799,362)	(54,385,707)
Nasdaq-100® Index	334,701,577	435,966,151	(23,697,511)	412,268,640
Science & Technology	2,480,178,822	107,714,703	(533,253,993)	(425,539,290)
Small Cap Growth	656,911,947	22,985,656	(183,025,313)	(160,039,657)
Small Cap Index	835,421,873	305,784,380	(193,458,423)	112,325,957
Small Cap Special Values	215,588,561	48,726,420	(23,479,019)	25,247,401
Small Cap Value	495,029,522	70,128,845	(40,271,652)	29,857,193
Stock Index	2,164,380,041	3,504,522,992	(129,742,714)	3,374,780,278
Systematic Core	509,019,246	127,411,162	(37,313,177)	90,097,985
Systematic Value	469,483,310	50,027,541	(32,659,920)	17,367,621
U.S. Socially Responsible	563,237,381	209,032,616	(38,992,008)	170,040,608

@	Includes amounts for derivatives
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2021.

313

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The tax basis distributable earnings at May 31, 2022 and the tax character of distributions paid during the year ended May 31, 2022 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2022
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$14,633,259	$61,108,741	$(27,941,209)	$20,649,820	$35,525,418
Asset Allocation	4,645,652	3,530,102	(3,786,378)	17,921,953	3,090,432
Blue Chip Growth	—	123,418,462	208,038,250	1,557,281	130,201,251
Capital Appreciation	3,707,482	12,379,553	33,185,181	387,095	7,075,856
Conservative Growth Lifestyle	7,411,148	20,012,876	(29,733,571)	16,427,673	11,205,899
Core Bond	62,828,287	6,623,104	(211,388,239)	45,753,685	13,945,029
Dividend Value	71,993,020	135,316,517	38,130,688	22,282,324	—
Dynamic Allocation	6,196,305	5,958,100	(11,025,534)	5,673,829	17,786,840
Emerging Economies	37,770,216	63,949,549	(31,388,948)	22,716,543	81,856,666
Global Real Estate	12,302,966	4,597,633	(21,722,260)	8,585,753	—
Global Strategy	—	19,442,418	(10,483,864)	8,463	—
Government Money Market I	9,875	(14,443)	(977)	72,473	—
Government Securities	3,863,248	(3,906,416)	(9,399,934)	3,050,131	—
Growth	—	249,024,225	111,197,687	82,705,150	214,321,560
High Yield Bond	24,727,888	(12,560,978)	(35,184,745)	18,654,826	—
Inflation Protected	57,198,847	12,920,674	(49,083,192)	32,988,355	28,825,667
International Equities Index	43,713,647	(2,571,875)	129,674,343	46,567,231	—
International Government Bond	4,524,146	264,150	475,799	4,524,146	264,150
International Growth	—	62,410,179	20,998,675	3,080,495	61,433,360
International Opportunities	5,565,445	50,267,559	(6,873,529)	14,327,957	68,307,198
International Socially Responsible	7,031,431	5,747,291	34,736,096	12,301,182	11,587,822
International Value	21,063,184	18,938,205	(472,970)	11,017,251	—
Large Capital Growth	3,295,419	64,927,808	180,204,503	5,010,757	72,643,794
Mid Cap Index	38,791,151	358,772,785	786,285,574	87,318,492	236,317,819
Mid Cap Strategic Growth	—	134,118,979	(69,410,631)	13,540,684	69,410,630
Mid Cap Value	22,712,327	125,347,156	115,275,278	25,507,923	35,033,346
Moderate Growth Lifestyle	23,390,306	91,789,073	(54,385,707)	37,702,204	53,585,267
Nasdaq-100® Index	3,437,308	82,924,001	412,268,640	7,964,274	69,393,508
Science & Technology	46,221,291	300,907,791	(425,464,893)	249,545,091	347,677,088
Small Cap Growth	46,811	42,374,944	(160,039,657)	14,074,880	30,950,737
Small Cap Index	24,728,255	188,369,409	112,325,957	27,460,742	84,996,196
Small Cap Special Values	5,019,722	22,999,590	25,247,401	9,549,045	5,451,704
Small Cap Value	21,845,713	55,071,710	29,857,193	22,392,663	13,229,327
Stock Index	62,765,739	363,623,139	3,374,780,278	80,498,447	474,618,440
Systematic Core	6,535,138	22,104,429	90,097,985	3,664,723	846,313
Systematic Value	24,635,793	7,351,059	17,367,621	13,163,584	7,629,230
U.S. Socially Responsible	12,791,467	118,390,002	170,040,608	9,854,492	99,217,479

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2021.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended May 31, 2021 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$11,396,513	$23,295,533
Asset Allocation	1,622,543	—
Blue Chip Growth	—	92,536,381
Capital Appreciation	127,473	2,778,153
Conservative Growth Lifestyle	8,959,670	4,857,572
Core Bond	75,089,181	7,223,119
Dividend Value	36,887,328	20,336,832
Dynamic Allocation	13,297,447	7,932,919
Emerging Economies	17,072,815	—

314

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Global Real Estate	$17,524,255	$9,565,701
Global Strategy	12,172,403	—
Government Money Market I	42,211	—
Government Securities	3,192,689	—
Growth	9,361,725	190,304,971
High Yield Bond	23,077,972	—
Inflation Protected	12,601,849	3,187,049
International Equities Index	25,242,317	4,452,767
International Government Bond*	7,263,492	—
International Growth	—	2,222,153
International Opportunities	3,294,104	48,699,799
International Socially Responsible	6,330,229	66,812,525
International Value	11,649,172	—
Large Capital Growth	2,324,064	57,660,453
Mid Cap Index	37,986,511	104,096,933
Mid Cap Strategic Growth	313,152	19,939,745
Mid Cap Value	5,429,653	4,026,338
Moderate Growth Lifestyle	22,479,421	32,655,302
Nasdaq-100® Index	4,096,619	62,476,291
Science & Technology	50,152,981	187,159,064
Small Cap Growth	2,519,536	26,104,529
Small Cap Index	16,017,072	57,772,539
Small Cap Special Values	2,808,393	5,182,910
Small Cap Value	3,185,408	—
Stock Index	95,516,359	282,367,523
Systematic Core	1,018,412	15,177,268
Systematic Value	1,328,372	8,017,126
U.S. Socially Responsible	8,362,698	22,012,708

As of May 31, 2022, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Capital Loss Carryforward Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$—	$—
Asset Allocation	—	—
Blue Chip Growth	—	—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
Dividend Value	—	—
Dynamic Allocation	—	—
Emerging Economies	—	—
Global Real Estate	—	—
Global Strategy	—	—
Government Money Market I	14,443	—
Government Securities	1,364,555	2,541,861
Growth	—	—
High Yield Bond	—	12,560,978
Inflation Protected	—	—
International Equities Index	—	2,571,875
International Government Bond*	—	—
International Growth	—	—
International Opportunities	—	—
International Socially Responsible	—	—
International Value	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—

315

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Capital Loss Carryforward Unlimited
Fund	ST	LT
Mid Cap Strategic Growth	$—	$—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Growth	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small Cap Value	—	—
Stock Index	—	—
Systematic Core	—	—
Systematic Value	—	—
U.S. Socially Responsible	—	—

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Aggressive Growth Lifestyle	$—
Asset Allocation	—
Blue Chip Growth	—
Capital Appreciation	—
Conservative Growth Lifestyle	—
Core Bond	—
Dividend Value	25,418,568
Dynamic Allocation	—
Emerging Economies	—
Global Real Estate	21,879,404
Global Strategy	11,494,136
Government Money Market I	5,730
Government Securities	—
Growth	—
High Yield Bond	4,642,219
Inflation Protected	—
International Equities Index	2,012,942
International Government Bond *	—
International Growth	—
International Opportunities	—
International Socially Responsible	—
International Value	47,778,283
Large Capital Growth	—
Mid Cap Index	—
Mid Cap Strategic Growth	—
Mid Cap Value	—
Moderate Growth Lifestyle	—
Nasdaq-100® Index	—
Science & Technology	—
Small Cap Growth	—
Small Cap Index	—
Small Cap Special Values	—
Small Cap Value	—
Stock Index	—
Systematic Core	—
Systematic Value	—
U.S. Socially Responsible	—

*	The Capital Loss Carryforward is for the tax period ended September 30, 2021.

316

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2022, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$1,533,625	$—
Asset Allocation	—	—	—
Blue Chip Growth	1,232,732	13,142,217	—
Capital Appreciation	—	4,088,411	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	49,254,261	9,631,747
Dividend Value	—	—	—
Dynamic Allocation	—	—	—
Emerging Economies	4,712,056	24,962,268	1,176,536
Global Real Estate	2,752,264	—	—
Global Strategy	12,087,304	9,958,330	—
Government Money Market I	—	—	—
Government Securities	—	109,628	474,573
Growth	—	59,560,929	—
High Yield Bond	—	896,214	—
Inflation Protected	—	—	—
International Equities Index	5,169,524	3,340,407	2,355,443
International Government Bond*	—	—	—
International Growth	143,169	747,006	—
International Opportunities	859,687	9,392,762	—
International Socially Responsible	1,540,337	1,087,346	—
International Value	900,368	14,597,917	—
Large Capital Growth	—	—	—
Mid Cap Index	—	7,721,071	—
Mid Cap Strategic Growth	236,111	31,174,746	—
Mid Cap Value	1,888	—	—
Moderate Growth Lifestyle	—	2,174,766	—
Nasdaq-100® Index	—	2,699,813	—
Science & Technology	5,691,599	78,038,966	—
Small Cap Growth	1,365,246	24,250,062	(15,869,743)
Small Cap Index	159,366	10,242,922	—
Small Cap Special Values	—	—	—
Small Cap Value	—	5,776,162	—
Stock Index	—	—	—
Systematic Core	—	2,136,490	—
Systematic Value	—	—	—
U.S. Socially Responsible	—	—	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2021.

For the period ended May 31, 2022, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, capital gain distributions from underlying funds, disposition of passive foreign investment companies securities, partnership investments, derivatives and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$7,062,348	$(7,062,348)	$—
Asset Allocation	117,219	(117,219)	—
Blue Chip Growth	4,880,498	(16,387)	(4,864,111)
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	2,196,138	(2,196,138)	—
Core Bond	10,903,136	(10,903,136)	—
Dividend Value	(782,117)	782,117	—
Dynamic Allocation	1,466,727	(1,466,727)	—
Emerging Economies	3,845,985	(3,845,985)	—

317

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Global Real Estate	$5,957,916	$(5,909,291)	$(48,625)
Global Strategy	(9,935,548)	14,379,587	(4,444,039)
Government Money Market I	—	—	—
Government Securities	889,997	(889,997)	—
Growth	1,681,878	(6,554)	(1,675,324)
High Yield Bond	2,199,385	(2,199,385)	—
Inflation Protected	22,012,281	(22,012,281)	—
International Equities Index	2,929,541	(2,929,541)	—
International Government Bond*	1,017,580	(1,017,580)	—
International Growth	205,713	725,420	(931,133)
International Opportunities	(80,368)	80,368	—
International Socially Responsible	1,042,843	(1,042,843)	—
International Value	(151,774)	151,774	—
Large Capital Growth	8,841	(8,841)	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	1,044,689	(973,581)	(71,108)
Mid Cap Value	16,011	(16,011)	—
Moderate Growth Lifestyle	8,717,278	(8,717,278)	—
Nasdaq-100® Index	—	—	—
Science & Technology	18,751,017	(18,751,017)	—
Small Cap Growth	4,304,005	(4,304,005)	—
Small Cap Index	1,995,245	(1,995,245)	—
Small Cap Special Values	(126,912)	126,912	—
Small Cap Value	814,125	(814,125)	—
Stock Index	138,104	(138,104)	—
Systematic Core	189,329	(189,329)	—
Systematic Value	690,099	(690,099)	—
U.S. Socially Responsible	—	—	—

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax year ended September 30, 2021.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Asset Allocation
	For the year ended May 31, 2022		For the nine months ended May 31, 2021		For the year ended May 31, 2022		For the year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,848,062	$21,633,008	1,336,476	$15,244,107	446,406	$5,555,083	369,238	$4,035,748
Reinvested dividends	5,289,570	56,175,238	2,942,497	34,692,046	1,961,941	21,012,385	137,504	1,622,543
Shares redeemed	(3,493,081)	(41,149,821)	(3,668,424)	(41,332,015)	(1,132,563)	(13,978,814)	(1,670,196)	(18,207,706)

Net increase (decrease)	3,644,551	$36,658,425	610,549	$8,604,138	1,275,784	$12,588,654	(1,163,454)	$(12,549,415)

	Blue Chip Growth				Capital Appreciation
	For the year ended May 31, 2022		For the year ended May 31, 2021		For the year ended May 31, 2022		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,996,972	$43,859,938	1,337,238	$33,191,252	579,975	$13,182,241	179,215	$3,618,158
Reinvested dividends	7,153,015	131,758,532	3,921,033	92,536,381	365,473	7,462,951	138,561	2,905,626
Shares redeemed	(5,675,373)	(138,152,212)	(5,425,318)	(131,792,247)	(530,027)	(11,781,927)	(381,302)	(7,604,956)

Net increase (decrease)	3,474,614	$37,466,258	(167,047)	$(6,064,614)	415,421	$8,863,265	(63,526)	$(1,081,172)

318

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Conservative Growth Lifestyle				Core Bond
	For the year ended May 31, 2022		For the nine months ended May 31, 2021		For the year ended May 31, 2022		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,560,370	$20,370,909	1,138,631	$14,871,790	63,204,849	$686,336,348	19,807,296	$236,794,958
Shares issued in merger@	—	—	—	—	—	—	102,001,987	1,156,702,529
Reinvested dividends	2,333,917	27,633,572	1,049,145	13,817,242	5,595,006	59,698,714	7,277,834	82,312,300
Shares redeemed	(2,550,225)	(32,899,624)	(2,041,839)	(26,558,532)	(37,740,000)	(421,631,173)	(31,418,749)	(377,437,994)

Net increase (decrease)	1,344,062	$15,104,857	145,937	$2,130,500	31,059,855	$324,403,889	97,668,368	$1,098,371,793

	Dividend Value				Dynamic Allocation
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	32,751,066	$429,264,272	34,310,344	$412,047,255	1,188,437	$13,747,815	1,553,312	$19,334,195
Reinvested dividends	1,710,079	22,282,324	4,656,156	57,224,160	2,225,870	23,460,669	1,751,680	21,230,366
Shares redeemed	(42,776,401)	(575,544,171)	(36,957,612)	(400,374,417)	(2,467,204)	(29,842,856)	(3,548,957)	(44,645,060)

Net increase (decrease)	(8,315,256)	$(123,997,575)	2,008,888	$68,896,998	947,103	$7,365,628	(243,965)	$(4,080,499)

	Emerging Economies				Global Real Estate
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,498,468	$104,550,663	23,566,712	$216,627,536	24,859,496	$205,699,018	8,028,322	$61,431,183
Reinvested dividends	14,247,031	104,573,209	1,644,780	17,072,815	1,082,693	8,585,753	3,660,805	27,089,956
Shares redeemed	(36,250,653)	(349,060,526)	(24,208,609)	(230,105,131)	(7,407,738)	(60,908,737)	(10,603,558)	(78,227,917)

Net increase (decrease)	(10,505,154)	$(139,936,654)	1,002,883	$3,595,220	18,534,451	$153,376,034	1,085,569	$10,293,222

	Global Strategy				Government Money Market I
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	988,253	$9,717,507	2,200,650	$21,154,003	222,163,286	$222,163,285	259,192,874	$259,192,874
Shares issued in merger@	—	—	—	—	—	—	124,203,715	124,203,715
Reinvested dividends	899	8,463	1,269,281	12,172,403	72,473	72,473	42,211	42,211
Shares redeemed	(3,693,280)	(36,736,359)	(7,029,516)	(68,138,722)	(775,740,804)	(775,740,804)	(224,755,525)	(224,755,080)

Net increase (decrease)	(2,704,128)	$(27,010,389)	(3,559,585)	$(34,812,316)	(553,505,045)	$(553,505,046)	158,683,275	$158,683,720

	Government Securities				Growth
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,866,143	$62,380,706	4,296,928	$47,974,138	9,277,337	$220,586,857	3,475,761	$79,038,800
Reinvested dividends	298,156	3,050,131	296,168	3,192,689	18,564,169	297,026,710	9,683,157	199,666,696
Shares redeemed	(3,088,787)	(32,614,701)	(4,558,369)	(50,913,362)	(23,263,519)	(458,434,624)	(20,875,377)	(480,454,460)

Net increase (decrease)	3,075,512	$32,816,136	34,727	$253,465	4,577,987	$59,178,943	(7,716,459)	$(201,748,964)

	High Yield Bond				Inflation Protected
	For the year ended May 31, 2022		For the nine months ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,215,345	$63,060,447	12,501,984	$98,257,085	18,825,609	$226,109,018	16,238,627	$190,990,962
Reinvested dividends	2,569,535	18,654,826	3,016,728	23,077,972	5,342,612	61,814,022	1,344,881	15,788,898
Shares redeemed	(15,469,890)	(115,973,723)	(9,624,584)	(74,144,411)	(12,114,326)	(140,564,545)	(18,173,441)	(218,022,292)

Net increase (decrease)	(4,685,010)	$(34,258,450)	5,894,128	$47,190,646	12,053,895	$147,358,495	(589,933)	$(11,242,432)

@	See Note 14

319

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities Index				International Government Bond
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27,318,618	$221,859,947	52,950,059	$388,341,688	2,357,639	$28,401,421	4,938,236	$63,410,370
Reinvested dividends	6,370,346	46,567,231	3,773,200	29,695,084	444,120	4,934,169	589,569	7,263,492
Shares redeemed	(45,782,011)	(375,756,952)	(31,450,110)	(227,295,601)	(4,829,500)	(57,277,406)	(4,110,493)	(52,751,152)

Net increase (decrease)	(12,093,047)	$(107,329,774)	25,273,149	$190,741,171	(2,027,741)	$(23,941,816)	1,417,312	$17,922,710

	International Growth				International Opportunities
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,799,653	$44,097,469	2,633,679	$43,333,743	2,713,240	$57,757,215	$4,193,190	$92,527,199
Reinvested dividends	5,036,210	64,513,855	127,053	2,222,153	4,996,080	82,635,155	2,380,673	51,993,903
Shares redeemed	(5,493,595)	(96,994,198)	(6,174,098)	(98,527,462)	(7,634,390)	(170,833,516)	(4,446,866)	(102,690,298)

Net increase (decrease)	2,342,268	$11,617,126	(3,413,366)	$(52,971,566)	74,930	$(30,441,146)	2,126,997	$41,830,804

	International Socially Responsible				International Value
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,870,196	$46,946,696	1,475,624	$39,470,408	4,434,748	$47,836,783	4,437,925	$42,417,561
Reinvested dividends	1,076,081	23,889,004	2,926,881	73,142,754	1,118,503	11,017,251	1,082,637	11,649,172
Shares redeemed	(2,993,044)	(76,166,151)	(3,506,472)	(94,611,939)	(8,427,475)	(91,270,373)	(18,775,585)	(186,146,680)

Net increase (decrease)	(46,767)	$(5,330,451)	896,033	$18,001,223	(2,874,224)	$(32,416,339)	(13,255,023)	$(132,079,947)

	Large Capital Growth				Mid Cap Index
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,090,106	$134,452,283	883,705	$17,931,705	5,783,305	$179,490,408	9,679,666	$261,512,321
Reinvested dividends	4,100,029	77,654,551	3,087,211	59,984,517	11,920,306	323,636,311	4,818,021	142,083,444
Shares redeemed	(3,136,971)	(67,794,488)	(3,639,418)	(71,591,289)	(19,590,026)	(568,714,980)	(22,375,451)	(576,177,326)

Net increase (decrease)	7,053,164	$144,312,346	331,498	$6,324,933	(1,886,415)	$(65,588,261)	(7,877,764)	$(172,581,561)

	Mid Cap Strategic Growth				Mid Cap Value
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,585,164	$178,051,589	527,863	$10,892,665	7,329,777	$156,737,641	843,387	$15,897,228
Shares issued in merger@	—	—	20,612,099	485,225,303	—	—	—	—
Reinvested dividends	4,452,567	82,951,314	918,915	20,252,897	2,906,446	60,541,269	431,780	9,455,991
Shares redeemed	(9,271,883)	(198,893,053)	(2,665,476)	(56,461,055)	(10,368,077)	(230,789,465)	(5,995,845)	(117,154,914)

Net increase (decrease)	2,765,848	$62,109,850	19,393,401	$459,909,810	(131,854)	$(13,510,555)	(4,720,678)	$(91,801,695)

	Moderate Growth Lifestyle				Nasdaq-100® Index
	For the year ended May 31, 2022		For the nine months ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,782,429	$28,668,370	1,901,350	$29,425,336	3,598,704	$89,778,991	3,168,424	$71,941,296
Reinvested dividends	6,388,207	91,287,471	3,489,539	55,134,723	3,548,522	77,357,782	2,978,654	66,572,910
Shares redeemed	(5,250,816)	(82,126,995)	(4,390,728)	(68,042,182)	(4,807,314)	(121,779,224)	(5,460,589)	(125,508,752)

Net increase (decrease)	2,919,820	$37,828,846	1,000,161	$16,517,877	2,339,912	$45,357,549	686,489	$13,005,454

@	See Note 14

320

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Science & Technology				Small Cap Growth
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	789,715	$29,227,845	943,073	$35,631,432	1,375,471	$26,455,528	1,556,604	$38,177,713
Shares issued in merger@	—	—	23,763,778	964,141,638	—	—	24,537,120	547,994,858
Reinvested dividends	23,193,094	597,222,179	6,321,578	237,312,045	2,662,662	45,025,617	1,319,689	28,624,065
Shares redeemed	(10,409,567)	(372,877,528)	(6,432,070)	(241,617,724)	(6,402,869)	(134,020,722)	(1,480,597)	(37,738,247)

Net increase (decrease)	13,573,242	$253,572,496	24,596,359	$995,467,391	(2,364,736)	$(62,539,577)	25,932,816	$577,058,389

	Small Cap Index				Small Cap Special Values
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,912,020	$65,541,913	8,875,865	$169,536,007	1,178,531	$16,640,482	2,725,417	$29,798,729
Reinvested dividends	5,988,122	112,456,938	3,124,031	73,789,611	1,147,724	15,000,749	579,920	7,991,303
Shares redeemed	(17,402,859)	(375,438,474)	(9,879,258)	(190,396,226)	(3,369,829)	(46,367,167)	(3,825,990)	(43,615,910)

Net increase (decrease)	(8,502,717)	$(197,439,623)	2,120,638	$52,929,392	(1,043,574)	$(14,725,936)	(520,653)	$(5,825,878)

	Small Cap Value				Stock Index
	For the year ended May 31, 2022		For the nine months ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,369,372	$146,345,483	6,660,870	$94,266,411	8,429,465	$465,203,476	7,352,769	$343,466,025
Reinvested dividends	2,538,987	35,621,990	210,536	3,185,408	11,326,605	555,116,887	7,757,830	377,883,882
Shares redeemed	(6,425,532)	(97,432,381)	(6,429,036)	(83,240,961)	(17,619,487)	(945,517,472)	(20,324,045)	(950,968,715)

Net increase (decrease)	6,482,827	$84,535,092	442,370	$14,210,858	2,136,583	$74,802,891	(5,213,446)	$(229,618,808)

	Systematic Core				Systematic Value
	For the year ended May 31, 2022		For the Year ended May 31, 2021		For the year ended May 31, 2022		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	294,100	$8,085,882	1,142,444	$28,376,565	1,220,315	$16,313,998	745,425	$9,553,055
Shares issued in merger@	—	—	19,752,605	522,825,787	—	—	39,712,602	498,079,427
Reinvested dividends	170,485	4,511,036	657,026	16,195,680	1,633,371	20,792,814	782,050	9,345,498
Shares redeemed	(3,177,791)	(87,817,228)	(1,466,232)	(36,439,813)	(8,339,921)	(111,426,028)	(2,081,386)	(26,472,180)

Net increase (decrease)	(2,713,206)	$(75,220,310)	20,085,843	$530,958,219	(5,486,235)	$(74,319,216)	39,158,691	$490,505,800

	U.S. Socially Responsible
	For the year ended May 31, 2022		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	2,376,083	$60,313,265	1,472,166	$33,960,819
Reinvested dividends	5,176,648	109,071,971	1,252,594	30,375,406
Shares redeemed	(5,383,253)	(135,789,027)	(4,997,221)	(115,301,763)

Net increase (decrease)	2,169,478	$33,596,209	(2,272,461)	$(50,965,538)

	Aggressive Growth Lifestyle		Capital Appreciation		Conservative Growth Lifestyle		Core Bond
	For the year ended August 31, 2020		For the year ended August 31, 2020		For the year ended August 31, 2020		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,915,146	$29,423,066	190,469	$2,953,433	2,510,732	$30,063,091	44,459,509	$523,558,703
Reinvested dividends	4,750,378	45,983,658	230,438	3,756,144	1,096,205	12,913,300	4,453,636	52,196,618
Shares redeemed	(5,122,206)	(51,876,410)	(767,916)	(12,199,227)	(3,360,650)	(39,659,194)	(37,321,003)	(434,994,804)

Net increase (decrease)	2,543,318	$23,530,314	(347,009)	$(5,489,650)	246,287	$3,317,197	11,592,142	$140,760,517

@	See Note 14

321

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	High Yield Bond		International Opportunities		Mid Cap Value		Moderate Growth Lifestyle
	For the year ended August 31, 2020		For the year ended August 31, 2020		For the year ended August 31, 2020		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,221,194	$53,813,459	3,212,375	$59,553,208	6,124,128	$94,129,950	4,748,351	$66,688,707
Reinvested dividends	4,997,355	35,881,009	714,984	13,556,100	3,132,495	49,023,543	4,785,965	64,466,953
Shares redeemed	(25,971,664)	(197,575,716)	(5,732,849)	(110,689,742)	(5,446,144)	(90,842,573)	(5,843,056)	(80,208,834)

Net increase (decrease)	(13,753,115)	$(107,881,248)	(1,805,490)	$(37,580,434)	3,810,479	$52,310,920	3,691,260	$50,946,826

	Small Cap Growth		Small Cap Value		U.S. Socially Responsible
	For the year ended August 31, 2020		For the year ended August 31, 2020		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	660,174	$11,896,856	5,058,552	$45,307,520	1,763,899	$39,577,158
Reinvested dividends	1,309,599	23,166,804	1,365,139	13,323,759	6,919,141	134,438,913
Shares redeemed	(3,084,269)	(54,946,669)	(4,026,321)	(40,838,763)	(5,715,684)	(125,729,074)

Net increase (decrease)	(1,114,496)	$(19,883,009)	2,397,370	$17,792,516	2,967,356	$48,286,997

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended May 31, 2022, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, the International Opportunities Fund, the International Growth Fund and the International Value Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Blue Chip Growth Fund, Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

The International Socially Responsible Fund and the U.S. Socially Responsible Fund invest in securities of companies meeting the Funds’ social criteria. The Funds’ adherence to their social criteria and application of related analyses when selecting investments may negatively impact the Funds’ performance, including relative to similar funds that use different criteria, or to funds that do not adhere to such criteria or apply such analyses.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then

322

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the year ended May 31, 2022, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Dividend Value	9	$302	$841,667	1.43%
Emerging Economies	36	17,423	12,116,667	1.44
Global Strategy	6	701	2,941,667	1.43
Growth	81	9,746	2,865,123	1.65
Inflation Protected	4	407	1,912,500	1.62
International Equities Index	1	110	2,775,000	1.43
International Government Bond	2	47	587,500	1.57
International Opportunities	17	1,392	2,041,176	1.44
Large Capital Growth	1	13	325,000	1.46
Mid Cap Index	23	12,239	12,410,870	1.50
Mid Cap Strategic Growth	7	195	696,429	1.45
Mid Cap Value	21	999	1,195,238	1.43
Nasdaq-100® Index	1	937	23,600,000	1.43
Science & Technology	98	2,680	657,398	1.50
Small Cap Growth	1	118	2,950,000	1.44
Small Cap Index	15	5,248	8,630,000	1.45
Small Cap Special Values	4	80	500,000	1.44
Stock Index	21	7,175	6,920,238	1.58
Systematic Core	1	140	3,525,000	1.43
Systematic Value	14	436	680,357	1.66
U.S. Socially Responsible	5	972	4,930,000	1.42

As of May 31, 2022, the Growth Fund had an outstanding borrowing in the amount of $100,000.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended May 31, 2022, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2022, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Blue Chip Growth	$800,026	$1,248,177	$248,839
High Yield Bond	13,376	—	—
International Opportunities	—	223,758	30,705
Large Capital Growth	355,294	3,835,879	1,284,224

Note 12 — Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Funds’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Funds invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

323

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Funds are currently restricted from trading in Russian securities, including those in their funds. In addition, certain index providers have removed Russian securities from their indices. Accordingly, any fund repositioning in light of these changes may result in increased transaction costs and higher tracking error, including as a measure of risk against a Fund’s benchmark index. It is unknown when, or if, sanctions may be lifted or a Fund’s ability to trade in Russian securities will resume. Even if a Fund does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Fund’s performance and the value and liquidity of an investment in the Fund. Information related to each Fund’s investments in Russian securities as of May 31, 2022, is presented within the Portfolio of Investments.

Note 13 — Subsequent Event

On February 22, 2022, the Board approved a proposal to liquidate the Government Money Market I Fund pursuant to a Plan of Liquidation. The liquidation occurred on July 22, 2022.

Note 14 — Fund Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the VALIC Company I and VALIC Company II Target Funds (each, a “Target Fund”) listed below were transferred in a tax-free exchange to a VALIC Company I Acquiring Fund (each, an “Acquiring Fund”), in exchange for shares of the Acquiring Fund. Each transaction is referred to as a “Reorganization”. The Target Funds and the Acquiring Fund for each Reorganization are shown in the tables below. The Reorganizations were consummated on April 19, 2021 for the Phase I Mergers and May 24, 2021 for the Phase II Mergers (the “Reorganization Dates”).

Phase I Mergers

Target Funds	Acquiring Funds
Large Cap Value Fund, a series of VC II	Systematic Value Fund
Value Fund, a series of VC I	Systematic Value Fund
Core Equity Fund, a series of VC I	Systematic Core Fund
Large Cap Core Fund, a series of VC I	Systematic Core Fund
Mid Cap Growth Fund, a series of VC II	Mid Cap Strategic Growth Fund
Small-Mid Growth Fund, a series of VC I	Mid Cap Strategic Growth Fund
Health Sciences Fund, a series of VC I	Science & Technology Fund

Phase II Mergers

Target Funds	Acquiring Funds
Capital Conservation Fund, a series of VC I	Core Bond Fund
Strategic Bond Fund, a series of VC II	Core Bond Fund
Small Cap Fund, a series of VC I	Small Cap Growth Fund
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund
Government Money Market II Fund, a series of VC II	Government Money Market I Fund

The table below shows the following information for each of the Reorganizations:

•	The exchange ratio of shares of each Target Fund that were exchanged tax-free for shares of the Acquiring Fund.

•	The number and value of shares of the Acquiring Fund issued in connection with the acquisition of each Target Fund.

•	The value and identified cost as of the respective Reorganization Date of the assets in the investment portfolio of each Target Fund. These were the principal assets acquired by the Acquiring Fund.

Acquiring Fund	Target Fund	Exchange Ratio	Number of Shares Issued by Acquiring Fund	Value of Shares Issued by Acquiring Fund	Value of Assets in the Investment Portfolio of the Target Fund	Cost of Assets in the Investment Portfolio of the Target Fund
VCI Core Bond	VCI Capital Conservation	0.8766	26,126,529	$296,274,836	$285,100,537	$278,982,433
VCI Core Bond	VCII Strategic Bond	0.9795	75,875,458	860,427,693	787,580,468	777,299,736
VCI Government Money Market I	VCII Government Money Market II	1.0001	124,203,715	124,203,715	124,267,629	124,267,629
VCI Mid Cap Strategic Growth	VCI Small-Mid Growth	0.4764	8,077,144	190,142,439	180,586,332	170,950,482
VCI Mid Cap Strategic Growth	VCII Mid Cap Growth	0.3779	12,534,955	295,082,864	279,472,034	267,488,561
VCI Science & Technology	VCI Health Sciences	0.3651	23,763,778	964,141,638	883,417,733	849,154,302
VCI Small Cap Growth	VCI Small Cap Aggressive Growth	0.5103	8,176,209	182,601,733	174,627,984	164,981,253
VCI Small Cap Growth	VCI Small Cap	0.3810	16,360,911	365,393,125	339,316,736	321,831,038
VCI Systematic Core	VCI Core Equity	0.6926	11,310,048	299,362,271	295,957,138	259,360,806
VCI Systematic Core	VCI Large Cap Core	0.3884	8,442,557	223,463,516	220,424,151	191,595,662
VCI Systematic Value	VCI Value	1.1449	12,131,298	152,151,957	145,756,716	139,417,483
VCI Systematic Value	VCII Large Cap Value	1.5345	27,581,304	345,927,470	336,695,358	325,486,247

324

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the Reorganization:

Core Bond Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Capital Conservation Fund	29,804,522	$296,274,836	$9.94	$6,118,104
VALIC Company II Strategic Bond Fund	77,465,760	$860,427,693	$11.11	$10,280,732

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Core Bond Fund	145,029,817	$1,644,642,150	$11.34	$33,725,288

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Core Bond Fund	247,031,804	$2,801,344,679	$11.34	$50,124,124

Government Money Market I Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company II Government Money Market II Fund	124,191,296	$124,203,715	$1.00	$0

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Government Money Market I Fund	451,026,122	$451,015,853	$1.00	$0

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Government Money Market I Fund	575,229,837	$575,219,568	$1.00	$0

Mid Cap Strategic Growth Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small-Mid Growth Fund	16,952,785	$190,142,439	$11.22	$9,635,850
VALIC Company II Mid Cap Growth Fund	33,170,659	$295,082,864	$8.90	$11,983,473

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Mid Cap Strategic Growth Fund	18,390,951	$432,938,551	$23.54	$178,112,391

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Mid Cap Strategic Growth Fund	39,003,050	$918,163,854	$23.54	$199,731,714

Science & Technology Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Health Sciences Fund	65,083,140	$964,141,638	$14.81	$34,263,431

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Science & Technology Fund	56,680,648	$2,299,643,130	$40.57	$645,877,650

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Science & Technology Fund	80,444,426	$3,263,784,768	$40.57	$680,141,081

325

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Small Cap Growth Fund
Target Funds	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small Cap Aggressive Growth Fund	16,022,474	$182,601,733	$11.40	$9,646,731
VALIC Company I Small Cap Fund	42,936,913	365,393,125	8.51	17,485,698

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small Cap Growth Fund	11,693,526	$261,156,958	$22.33	$59,118,159

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small Cap Growth Fund	36,230,646	$809,151,816	$22.33	$86,250,588

Systematic Core Fund
Target Funds	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Core Equity Fund	16,329,682	$299,362,271	$18.33	$36,596,332
VALIC Company I Large Cap Core Fund	21,736,216	223,463,516	10.28	28,828,489

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Core Fund	6,633,054	$175,567,285	$26.47	$66,711,056

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Core Fund	26,385,659	$698,393,072	$26.47	$132,135,877

Systematic Value Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Value Fund	10,595,835	$152,151,957	$14.36	$6,339,233
VALIC Company II Large Cap Value Fund	17,973,806	$345,927,470	$19.25	$11,209,111

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Value Fund	4,143,135	$51,963,937	$12.54	$6,926,832

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Value Fund	43,855,737	$550,043,364	$12.54	$24,475,176

Assuming the Reorganizations had been completed at beginning of the reporting period for the Acquiring Fund (June 1, 2020 for the Phase I Mergers and September 1, 2020 for the Phase II Mergers except the Government Money Market Fund I whose reporting period began on June 1, 2020), the unaudited pro forma results of operations for the period ended May 31, 2021, are as follows:

Acquiring Fund	Net Investment Income (loss)	Net Realized/unrealized gains (losses)	Change in Net Assets Resulting from Operations
VCI Core Bond	$19,939,883	$(1,968,773)	$17,971,110
VCI Government Money Market I	55,442	(345)	55,097
VCI Mid Cap Strategic Growth	(2,180,301)	324,696,300	322,515,999
VCI Science & Technology	(15,682,412)	922,784,165	907,101,753
VCI Small Cap Growth	(2,402,820)	202,478,507	200,075,687
VCI Systematic Core	3,676,290	221,440,696	225,116,986
VCI Systematic Value	5,919,141	188,695,906	194,615,047

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Statement of Operations since the Reorganization Dates.

326

VALIC Company I

FINANCIAL HIGHLIGHTS

	Aggressive Growth Lifestyle Fund												Asset Allocation Fund
	Year Ended May 31,				Year Ended August 31,								Year Ended May 31,
	2022		2021(f)		2020		2019		2018		2017		2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$12.11		$10.22		$10.09		$11.34		$10.68		$10.41		$12.37	$9.45	$9.91	$11.33	$11.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.17		0.19		0.17		0.17		0.16		0.12	0.08	0.14	0.18	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.01)		2.32		0.77		(0.24)		1.04		0.93		(0.44)	2.97	(0.30)	(0.55)	0.83

Total income (loss) from investment operations	(0.90)		2.49		0.96		(0.07)		1.21		1.09		(0.32)	3.05	(0.16)	(0.37)	0.99

Distributions from:
Net investment income	(0.34)		(0.20)		(0.26)		(0.21)		(0.16)		(0.21)		(0.25)	(0.13)	(0.12)	(0.17)	(0.18)
Net realized gain on securities	(0.60)		(0.40)		(0.57)		(0.97)		(0.39)		(0.61)		(1.51)	–	(0.18)	(0.88)	(0.48)

Total distributions	(0.94)		(0.60)		(0.83)		(1.18)		(0.55)		(0.82)		(1.76)	(0.13)	(0.30)	(1.05)	(0.66)

Net asset value at end of period	$10.27		$12.11		$10.22		$10.09		$11.34		$10.68		$10.29	$12.37	$9.45	$9.91	$11.33

TOTAL RETURN(a)	(7.62)%		24.54%		9.91%		(0.52)%		11.39%		10.61%		(3.16)%	32.34%	(1.46)%	(3.42)%	8.91%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.09	%(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.63%	0.85%	0.77%	0.76%	0.72%
Ratio of expenses to average net assets(c)	0.13	%(e)	0.14	%@(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.68%	0.87%	0.77%	0.76%	0.72%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.89	%(e)	1.98	%@(e)	1.88	%(e)	1.56	%(e)	1.49	%(e)	1.47	%(e)	0.95%	0.74%	1.39%	1.69%	1.40%
Ratio of net investment income (loss) to average net assets(c)	0.85	%(e)	1.94	%@(e)	1.83	%(e)	1.52	%(e)	1.45	%(e)	1.44	%(e)	0.90%	0.72%	1.39%	1.69%	1.40%
Portfolio turnover rate	40%		16%		48%		37%		49%		36%		47%	199%	177%	113%	84%
Number of shares outstanding at end of period (000’s)	64,176		60,531		59,921		57,377		53,660		53,168		13,727	12,451	13,614	14,892	14,624
Net assets at end of period (000’s)	$659,059		$732,829		$612,613		$579,049		$608,709		$567,843		$141,207	$154,023	$128,629	$147,543	$165,665

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

327

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Blue Chip Growth Fund					Capital Appreciation Fund
	Year Ended May 31,					Year Ended May 31,		Year Ended August 31,
	2022	2021	2020	2019	2018	2022	2021(e)	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$25.17	$20.80	$19.18	$20.84	$17.27	$21.68	$18.62	$14.89	$20.13	$16.55	$15.99

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.11)	(0.11)	(0.05)	(0.01)	(0.01)	0.02	(0.01)	0.02	0.07	0.04	0.08
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.98)	6.96	3.93	0.86	4.82	(1.34)	3.53	4.28	(0.26)	4.51	2.12

Total income (loss) from investment operations	(5.09)	6.85	3.88	0.85	4.81	(1.32)	3.52	4.30	(0.19)	4.55	2.20

Distributions from:
Net investment income	–	–	–	–	(0.01)	–	(0.02)	(0.06)	(0.05)	(0.08)	(0.08)
Net realized gain on securities	(3.63)	(2.48)	(2.26)	(2.51)	(1.23)	(1.12)	(0.44)	(0.51)	(5.00)	(0.89)	(1.56)

Total distributions	(3.63)	(2.48)	(2.26)	(2.51)	(1.24)	(1.12)	(0.46)	(0.57)	(5.05)	(0.97)	(1.64)

Net asset value at end of period	$16.45	$25.17	$20.80	$19.18	$20.84	$19.24	$21.68	$18.62	$14.89	$20.13	$16.55

TOTAL RETURN(a)	(21.75)%	33.74%	21.77%	4.22%	27.87%	(6.38)%	18.97%	29.44%	(0.35)%	27.94%	14.13%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.79%	0.82%	0.83%	0.82%	0.83%	0.60%	0.84%@	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.82%	0.82%	0.83%	0.82%	0.83%	0.71%	0.99%@	1.00%	1.00%	0.99%	0.99%
Ratio of expense reductions to average net assets	–	–	–	–	0.00%	0.00%	–	0.00%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.44)%	(0.45)%	(0.24)%	(0.03)%	(0.07)%	0.08%	(0.09)%@	0.12%	0.38%	0.22%	0.50%
Ratio of net investment income (loss) to average net assets(c)	(0.47)%	(0.45)%	(0.24)%	(0.03)%	(0.07)%	(0.03)%	(0.24)%@	(0.03)%	0.23%	0.08%	0.36%
Portfolio turnover rate	25%	28%	27%	30%	24%	46%	27%	62%	60%	124%	66%
Number of shares outstanding at end of period (000’s)	43,257	39,782	39,950	40,727	37,397	6,928	6,513	6,576	6,923	5,449	5,535
Net assets at end of period (000’s)	$711,659	$1,001,518	$831,006	$781,236	$779,336	$133,324	$141,163	$122,454	$103,080	$109,697	$91,579

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

328

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Year Ended May 31,				Year Ended August 31,								Year Ended May 31,		Year Ended August 31,
	2022		2021(f)		2020		2019		2018		2017		2022	2021(f)	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$13.39		$12.31		$11.85		$12.31		$12.07		$11.82		$11.37	$11.94	$11.53	$10.74	$11.15	$11.30

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15		0.31		0.32		0.25		0.31		0.28		0.21	0.15	0.28	0.33	0.30	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.17)		1.29		0.63		0.17		0.28		0.39		(1.19)	(0.12)	0.52	0.70	(0.45)	(0.12)

Total income (loss) from investment operations	(1.02)		1.60		0.95		0.42		0.59		0.67		(0.98)	0.03	0.80	1.03	(0.15)	0.15

Distributions from:
Net investment income	(0.48)		(0.34)		(0.31)		(0.36)		(0.28)		(0.32)		(0.13)	(0.29)	(0.39)	(0.24)	(0.26)	(0.30)
Net realized gain on securities	(0.53)		(0.18)		(0.18)		(0.52)		(0.07)		(0.10)		(0.11)	(0.31)	–	–	(0.00)	–

Total distributions	(1.01)		(0.52)		(0.49)		(0.88)		(0.35)		(0.42)		(0.24)	(0.60)	(0.39)	(0.24)	(0.26)	(0.30)

Net asset value at end of period	$11.36		$13.39		$12.31		$11.85		$12.31		$12.07		$10.15	$11.37	$11.94	$11.53	$10.74	$11.15

TOTAL RETURN(a)	(7.88)%		13.05%		8.14%		3.52%		4.94%		5.76%		(8.75)%	0.27%	7.05%	9.64%	(1.32)%	1.37%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.13	%(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.50%	0.76%@	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.14	%(e)	0.15	%@(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.50%	0.77%@	0.78%	0.78%	0.78%	0.80%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.14	%(e)	3.13	%@(e)	2.68	%(e)	2.06	%(e)	2.47	%(e)	2.31	%(e)	1.93%	1.73%@	2.39%	2.99%	2.80%	2.40%
Ratio of net investment income (loss) to average net assets(c)	1.13	%(e)	3.08	%@(e)	2.62	%(e)	2.01	%(e)	2.43	%(e)	2.27	%(e)	1.93%	1.72%@	2.37%	2.99%	2.78%	2.37%
Portfolio turnover rate	38%		13%		38%		45%		44%		38%		60%	39%	93%	97%	73%	76%
Number of shares outstanding at end of period (000’s)	29,105		27,761		27,615		27,369		27,516		27,674		278,129	247,069	149,401	137,809	119,431	100,052
Net assets at end of period (000’s)	$330,697		$371,617		$339,870		$324,436		$338,793		$333,907		$2,821,678	$2,809,677	$1,784,179	$1,589,218	$1,282,586	$1,115,936

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

329

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dividend Value Fund					Dynamic Allocation Fund
	Year Ended May 31,					Year Ended May 31,
	2022	2021	2020	2019	2018	2022		2021		2020		2019		2018

PER SHARE DATA
Net asset value at beginning of period	$13.17	$9.98	$10.80	$12.39	$12.09	$12.60		$11.93		$11.49		$12.20		$11.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.25	0.29	0.29	0.26	0.07		0.20		0.18		0.17		0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	0.10	3.54	(0.34)	(0.27)	0.74	(0.92)		1.94		1.00		0.00		1.00

Total income (loss) from investment operations	0.30	3.79	(0.05)	0.02	1.00	(0.85)		2.14		1.18		0.17		1.12

Distributions from:
Net investment income	(0.26)	(0.26)	(0.24)	(0.24)	(0.24)	(0.39)		(0.24)		(0.26)		(0.15)		(0.16)
Net realized gain on securities	–	(0.34)	(0.53)	(1.37)	(0.46)	(1.22)		(1.23)		(0.48)		(0.73)		(0.50)

Total distributions	(0.26)	(0.60)	(0.77)	(1.61)	(0.70)	(1.61)		(1.47)		(0.74)		(0.88)		(0.66)

Net asset value at end of period	$13.21	$13.17	$9.98	$10.80	$12.39	$10.14		$12.60		$11.93		$11.49		$12.20

TOTAL RETURN(a)	2.28%	38.46%	(0.33)%	(0.17)%	8.14%	(7.28)%		18.42%		10.43%		1.47%		9.45%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68%	0.69%	0.74%	0.81%	0.81%	0.32	%(e)	0.32	%(e)	0.32	%(e)	0.32	%(e)	0.31	%(e)
Ratio of expenses to average net assets(c)	0.79%	0.80%	0.81%	0.81%	0.81%	0.33	%(e)	0.32	%(e)	0.33	%(e)	0.32	%(e)	0.31	%(e)
Ratio of expense reductions to average net assets	0.00%	–	–	–	–	–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	1.53%	2.18%	2.61%	2.40%	2.06%	0.60	%(e)	1.57	%(e)	1.47	%(e)	1.36	%(e)	0.97	%(e)
Ratio of net investment income (loss) to average net assets(c)	1.42%	2.07%	2.54%	2.40%	2.06%	0.59	%(e)	1.57	%(e)	1.45	%(e)	1.35	%(e)	0.96	%(e)
Portfolio turnover rate	86%	64%	63%	46%	54%	25%		24%		20%		11%		15%
Number of shares outstanding at end of period (000’s)	95,105	103,420	101,412	88,850	71,348	16,698		15,751		15,995		17,745		19,983
Net assets at end of period (000’s)	$1,256,796	$1,361,703	$1,012,017	$959,714	$884,180	$169,371		$198,516		$190,741		$203,843		$243,832

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

330

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Emerging Economies Fund						Global Real Estate Fund
	Year Ended May 31,						Year Ended May 31,
	2022	2021		2020	2019	2018	2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$10.87	$7.23		$7.71	$8.89	$7.94	$8.13	$6.85	$8.00	$7.68	$7.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.31	0.16		0.19	0.18	0.16	0.13	0.14	0.15	0.17	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.56)	3.66		(0.47)	(1.22)	0.92	(0.57)	1.73	(0.94)	0.44	0.28

Total income (loss) from investment operations	(2.25)	3.82		(0.28)	(1.04)	1.08	(0.44)	1.87	(0.79)	0.61	0.46

Distributions from:
Net investment income	(0.30)	(0.18)		(0.20)	(0.14)	(0.13)	(0.12)	(0.34)	(0.24)	(0.29)	(0.31)
Net realized gain on securities	(1.07)	–		–	–	–	–	(0.25)	(0.12)	–	(0.10)

Total distributions	(1.37)	(0.18)		(0.20)	(0.14)	(0.13)	(0.12)	(0.59)	(0.36)	(0.29)	(0.41)

Net asset value at end of period	$7.25	$10.87		$7.23	$7.71	$8.89	$7.57	$8.13	$6.85	$8.00	$7.68

TOTAL RETURN(a)	(20.87)%	52.91	%(e)	(3.74)%	(11.75)%	13.50%	(5.43)%	28.14%	(10.37)%	8.10%	6.19%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.88%		0.91%	0.93%	0.93%	0.86%	0.86%	0.85%	0.85%	0.86%
Ratio of expenses to average net assets(c)	0.93%	0.88%		0.91%	0.93%	0.93%	0.86%	0.86%	0.85%	0.85%	0.86%
Ratio of expense reductions to average net assets	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	–	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	3.23%	1.68%		2.35%	2.29%	1.80%	1.61%	1.83%	1.84%	2.18%	2.34%
Ratio of net investment income (loss) to average net assets(c)	3.23%	1.68%		2.35%	2.29%	1.80%	1.61%	1.83%	1.84%	2.18%	2.34%
Portfolio turnover rate	60%	82%		62%	72%	53%	47%	76%	78%	44%	50%
Number of shares outstanding at end of period (000’s)	87,523	98,028		97,025	106,698	91,875	72,057	53,522	52,437	57,358	47,313
Net assets at end of period (000’s)	$634,192	$1,065,405		$701,471	$823,071	$817,232	$545,132	$435,033	$359,442	$458,620	$363,223

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the gain on the disposal of investments in violation of investment restrictions. (see Note 3).

See Notes to Financial Statements

331

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund					Government Money Market I Fund
	Year Ended May 31,					Year Ended May 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$10.13	$8.85	$10.24	$12.02	$11.63	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.20	0.30	0.44	0.35	0.00	0.00	0.01	0.02	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.15)	1.50	(0.41)	(1.02)	0.20	0.00	0.00	0.00	0.00	0.00

Total income (loss) from investment operations	(0.97)	1.70	(0.11)	(0.58)	0.55	0.00	0.00	0.01	0.02	0.01

Distributions from:
Net investment income	(0.00)	(0.42)	(0.64)	(0.26)	–	(0.00)	(0.00)	(0.01)	(0.02)	(0.01)
Net realized gain on securities	–	–	(0.64)	(0.94)	(0.16)	–	–	–	–	–

Total distributions	–	(0.42)	(1.28)	(1.20)	(0.16)	(0.00)	(0.00)	(0.01)	(0.02)	(0.01)

Net asset value at end of period	$9.16	$10.13	$8.85	$10.24	$12.02	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	(9.57)%	19.49%	(1.01)%	(5.19)%	4.72%	0.02%	0.01%	1.09%	1.69%	0.72	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.70%	0.72%	0.66%	0.65%	0.06%	0.07%	0.45%	0.51%	0.51%
Ratio of expenses to average net assets(c)	0.84%	0.72%	0.73%	0.66%	0.65%	0.50%	0.54%	0.51%	0.51%	0.51%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.83%	2.09%	2.95%	3.78%	2.86%	0.01%	0.01%	1.05%	1.70%	0.71%
Ratio of net investment income (loss) to average net assets(c)	1.79%	2.07%	2.94%	3.78%	2.86%	(0.42)%	(0.46)%	0.99%	1.70%	0.71%
Portfolio turnover rate	140%	39%	108%	30%	30%	N/A	N/A	N/A	N/A	N/A
Number of shares outstanding at end of period (000’s)	25,671	28,375	31,935	31,615	32,421	20,390	573,895	415,212	395,196	311,723
Net assets at end of period (000’s)	$235,176	$287,412	$282,708	$323,702	$389,638	$20,383	$573,885	$415,201	$395,183	$311,708

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

332

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund					Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$10.78	$11.22	$10.57	$10.21	$10.63	$22.19	$18.82	$16.35	$17.36	$15.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.20	0.23	0.23	0.23	(0.02)	(0.02)	0.03	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.00)	(0.39)	0.67	0.37	(0.37)	(2.84)	6.65	4.22	0.38	3.02

Total income (loss) from investment operations	(0.80)	(0.19)	0.90	0.60	(0.14)	(2.86)	6.63	4.25	0.44	3.09

Distributions from:
Net investment income	(0.19)	(0.25)	(0.25)	(0.24)	(0.28)	–	(0.03)	(0.07)	(0.07)	(0.10)
Net realized gain on securities	–	–	–	–	–	(4.76)	(3.23)	(1.71)	(1.38)	(0.63)

Total distributions	(0.19)	(0.25)	(0.25)	(0.24)	(0.28)	(4.76)	(3.26)	(1.78)	(1.45)	(0.73)

Net asset value at end of period	$9.79	$10.78	$11.22	$10.57	$10.21	$14.57	$22.19	$18.82	$16.35	$17.36

TOTAL RETURN(a)	(7.47)%	(1.70)%	8.57%	5.98%	(1.32)%	(14.82)%	36.58%	27.42%	2.65%	20.60%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65%	0.66%	0.66%	0.67%	0.66%	0.61%	0.64%	0.68%	0.74%	0.74%
Ratio of expenses to average net assets(c)	0.65%	0.66%	0.66%	0.67%	0.66%	0.77%	0.80%	0.81%	0.79%	0.79%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.90%	1.77%	2.08%	2.24%	2.12%	(0.09)%	(0.10)%	0.16%	0.34%	0.42%
Ratio of net investment income (loss) to average net assets(c)	1.90%	1.77%	2.08%	2.24%	2.12%	(0.25)%	(0.26)%	0.03%	0.29%	0.37%
Portfolio turnover rate	11%	13%	17%	17%	3%	60%	40%	219%	60%	58%
Number of shares outstanding at end of period (000’s)	16,335	13,260	13,225	13,559	11,890	69,038	64,460	72,176	64,185	69,279
Net assets at end of period (000’s)	$159,888	$142,954	$148,338	$143,372	$121,425	$1,005,830	$1,430,327	$1,358,693	$1,049,181	$1,202,649

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

333

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	High Yield Bond Fund							Inflation Protected Fund
	Year Ended May 31,			Year Ended August 31,				Year Ended May 31,
	2022	2021(e)		2020	2019	2018	2017	2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$7.68	$7.47		$7.66	$7.53	$7.75	$7.56	$11.97	$11.34	$11.07	$10.88	$11.07

Income (loss) from investment operations:
Net investment income (loss)(d)	0.32	0.24		0.36	0.39	0.40	0.41	0.60	0.18	0.22	0.24	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.72)	0.28		(0.00)	0.09	(0.18)	0.15	(0.71)	0.68	0.32	0.14	(0.14)

Total income (loss) from investment operations	(0.40)	0.52		0.36	0.48	0.22	0.56	(0.11)	0.86	0.54	0.38	0.12

Distributions from:
Net investment income	(0.25)	(0.31)		(0.55)	(0.35)	(0.44)	(0.37)	(0.28)	(0.17)	(0.27)	(0.18)	(0.21)
Net realized gain on securities	–	–		–	–	–	–	(0.56)	(0.06)	–	(0.01)	(0.10)

Total distributions	(0.25)	(0.31)		(0.55)	(0.35)	(0.44)	(0.37)	(0.84)	(0.23)	(0.27)	(0.19)	(0.31)

Net asset value at end of period	$7.03	$7.68		$7.47	$7.66	$7.53	$7.75	$11.02	$11.97	$11.34	$11.07	$10.88

TOTAL RETURN(a)	(5.34)%	6.95%		5.01%	6.47%	2.89%	7.54%	(1.25)%	7.66%	4.88%	3.51%	1.11%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68%	0.92	%@	0.94%	0.96%	0.96%	0.96%	0.52%	0.54%	0.57%	0.56%	0.57%
Ratio of expenses to average net assets(c)	0.71%	0.97	%@	0.98%	0.97%	0.97%	0.97%	0.55%	0.56%	0.57%	0.56%	0.57%
Ratio of expense reductions to average net assets	–	–		–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	4.12%	4.26	%@	4.79%	5.25%	5.16%	5.27%	5.06%	1.55%	1.94%	2.27%	2.29%
Ratio of net investment income (loss) to average net assets(c)	4.09%	4.21	%@	4.75%	5.24%	5.15%	5.26%	5.03%	1.53%	1.94%	2.27%	2.29%
Portfolio turnover rate	40%	33%		49%	34%	26%	52%	35%	71%	38%	42%	34%
Number of shares outstanding at end of period (000’s)	73,297	77,982		72,088	85,841	76,525	72,461	78,880	66,826	67,416	63,309	54,697
Net assets at end of period (000’s)	$515,224	$598,597		$538,716	$657,364	$576,553	$561,480	$869,007	$800,186	$764,607	$700,574	$595,043

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

334

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Index Fund					International Government Bond Fund
	Year Ended May 31,					Year Ended May 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$8.38	$6.19	$6.74	$7.41	$7.02	$12.45	$12.14	$11.82	$11.64	$11.71

Income (loss) from investment operations:
Net investment income (loss)(d)	0.21	0.15	0.13	0.19	0.19	0.20	0.24	0.29	0.28	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.09)	2.17	(0.36)	(0.62)	0.35	(1.89)	0.55	0.24	0.09	(0.20)

Total income (loss) from investment operations	(0.88)	2.32	(0.23)	(0.43)	0.54	(1.69)	0.79	0.53	0.37	0.04

Distributions from:
Net investment income	(0.22)	(0.10)	(0.19)	(0.24)	(0.15)	(0.22)	(0.29)	(0.21)	(0.18)	(0.11)
Net realized gain on securities	–	(0.03)	(0.13)	–	–	(0.14)	(0.19)	–	(0.01)	–

Total distributions	(0.22)	(0.13)	(0.32)	(0.24)	(0.15)	(0.36)	(0.48)	(0.21)	(0.19)	(0.11)

Net asset value at end of period	$7.28	$8.38	$6.19	$6.74	$7.41	$10.40	$12.45	$12.14	$11.82	$11.64

TOTAL RETURN(a)	(10.51)%	37.70%	(3.42)%	(5.81)%	7.63%	(13.78)%	6.58%	4.44%	3.26%	0.32%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.41%	0.42%	0.43%	0.43%	0.42%	0.69%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets(c)	0.41%	0.42%	0.43%	0.43%	0.42%	0.69%	0.65%	0.65%	0.65%	0.65%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.58%	2.11%	1.89%	2.72%	2.57%	1.64%	1.89%	2.34%	2.44%	2.04%
Ratio of net investment income (loss) to average net assets(c)	2.58%	2.11%	1.89%	2.72%	2.57%	1.64%	1.89%	2.34%	2.44%	2.04%
Portfolio turnover rate	6%	2%	10%	15%	17%	53%	71%	105%	94%	95%
Number of shares outstanding at end of period (000’s)	214,610	226,703	201,429	154,662	173,854	13,515	15,543	14,125	17,187	18,875
Net assets at end of period (000’s)	$1,563,302	$1,899,286	$1,246,804	$1,041,727	$1,287,987	$140,534	$193,496	$171,444	$203,184	$219,748

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

335

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund						International Opportunities Fund
	Year Ended May 31,						Year Ended May 31,			Year Ended August 31,
	2022	2021	2020	2019		2018	2022	2021(f)		2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$19.13	$12.47	$11.35	$15.01		$13.04	$23.02	$20.73		$18.44	$21.31	$19.38	$16.00

Income (loss) from investment operations:
Net investment income (loss)(d)	–	(0.02)	–	0.04		0.08	0.16	0.04		0.09	0.16	0.13	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	(5.20)	6.75	1.13	(0.19)		2.29	(4.09)	4.00		2.64	(2.10)	1.97	3.49

Total income (loss) from investment operations	(5.20)	6.73	1.13	(0.15)		2.37	(3.93)	4.04		2.73	(1.94)	2.10	3.63

Distributions from:
Net investment income	–	–	(0.01)	(0.10)		(0.19)	(0.05)	(0.11)		(0.13)	(0.19)	(0.17)	(0.25)
Net realized gain on securities	(2.09)	(0.07)	–	(3.41)		(0.21)	(3.02)	(1.64)		(0.31)	(0.74)	–	–

Total distributions	(2.09)	(0.07)	(0.01)	(3.51)		(0.40)	(3.07)	(1.75)		(0.44)	(0.93)	(0.17)	(0.25)

Net asset value at end of period	$11.84	$19.13	$12.47	$11.35		$15.01	$16.02	$23.02		$20.73	$18.44	$21.31	$19.38

TOTAL RETURN(a)	(27.99)%	53.98%	10.00%	(0.17	)%(e)	18.38%	(17.48)%	19.97%		15.03%	(9.20)%	10.81%	22.81%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.83%	0.86%	0.89%		0.98%	0.95%	1.19	%@	1.13%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	1.05%	1.03%	1.06%	1.09%		1.08%	0.98%	1.23	%@	1.22%	1.22%	1.20%	1.22%
Ratio of expense reductions to average net assets	–	–	–	–		0.00%	0.00%	0.00	%@	0.00%	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.02)%	(0.10)%	(0.03)%	0.30%		0.58%	0.77%	0.23	%@	0.45%	0.83%	0.61%	0.82%
Ratio of net investment income (loss) to average net assets(c)	(0.22)%	(0.30)%	(0.23)%	0.10%		0.47%	0.74%	0.19	%@	0.36%	0.60%	0.41%	0.60%
Portfolio turnover rate	25%	18%	22%	35%		130%	41%	48%		45%	41%	46%	62%
Number of shares outstanding at end of period (000’s)	35,958	33,616	37,029	41,093		32,707	31,649	31,574		29,447	31,253	33,984	34,637
Net assets at end of period (000’s)	$425,568	$642,915	$461,774	$466,362		$490,921	$507,169	$726,964		$610,424	$576,197	$724,027	$671,097

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

336

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Socially Responsible Fund					International Value Fund
	Year Ended May 31,					Year Ended May 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$26.57	$23.97	$25.91	$26.24	$23.78	$11.46	$7.78	$8.93	$10.67	$10.54

Income (loss) from investment operations:
Net investment income (loss)(d)	0.52	0.51	0.42	0.44	0.37	0.29	0.19	0.18	0.20	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.38)	8.18	(0.96)	(0.29)	2.52	(1.67)	3.66	(1.09)	(1.66)	0.13

Total income (loss) from investment operations	(2.86)	8.69	(0.54)	0.15	2.89	(1.38)	3.85	(0.91)	(1.46)	0.34

Distributions from:
Net investment income	(0.84)	(0.53)	(0.51)	(0.48)	(0.43)	(0.18)	(0.17)	(0.23)	(0.28)	(0.21)
Net realized gain on securities	(0.93)	(5.56)	(0.89)	–	–	–	–	(0.01)	–	–

Total distributions	(1.77)	(6.09)	(1.40)	(0.48)	(0.43)	(0.18)	(0.17)	(0.24)	(0.28)	(0.21)

Net asset value at end of period	$21.94	$26.57	$23.97	$25.91	$26.24	$9.90	$11.46	$7.78	$8.93	$10.67

TOTAL RETURN(a)	(10.84)%	37.84%	(2.05)%	0.57%	12.16%	(12.03)%	49.67%	(10.17)%	(13.83)%	3.19%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.64%	0.65%	0.63%	0.63%	0.62%	0.74%	0.74%	0.73%	0.77%	0.79%
Ratio of expenses to average net assets(c)	0.64%	0.65%	0.63%	0.63%	0.62%	0.81%	0.81%	0.80%	0.82%	0.79%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	–	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.03%	1.89%	1.57%	1.67%	1.44%	2.66%	1.95%	2.01%	1.97%	1.93%
Ratio of net investment income (loss) to average net assets(c)	2.03%	1.89%	1.57%	1.67%	1.44%	2.59%	1.88%	1.94%	1.92%	1.93%
Portfolio turnover rate	11%	9%	68%	2%	5%	70%	62%	64%	136%	30%
Number of shares outstanding at end of period (000’s)	14,478	14,525	13,629	14,044	16,331	61,537	64,412	77,667	77,083	81,504
Net assets at end of period (000’s)	$317,599	$385,891	$326,671	$363,818	$428,452	$609,239	$738,262	$604,123	$688,485	$869,416

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

337

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund					Mid Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$21.03	$16.82	$15.68	$15.01	$13.66	$31.20	$20.75	$23.52	$28.04	$26.43

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04	0.05	0.08	0.13	0.10	0.30	0.35	0.30	0.32	0.35
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.36)	6.24	2.50	1.71	2.09	(2.35)	11.29	(0.70)	(1.86)	3.45

Total income (loss) from investment operations	(0.32)	6.29	2.58	1.84	2.19	(2.05)	11.64	(0.40)	(1.54)	3.80

Distributions from:
Net investment income	(0.04)	(0.08)	(0.13)	(0.10)	(0.09)	(0.38)	(0.32)	(0.36)	(0.37)	(0.32)
Net realized gain on securities	(2.25)	(2.00)	(1.31)	(1.07)	(0.75)	(2.39)	(0.87)	(2.01)	(2.61)	(1.87)

Total distributions	(2.29)	(2.08)	(1.44)	(1.17)	(0.84)	(2.77)	(1.19)	(2.37)	(2.98)	(2.19)

Net asset value at end of period	$18.42	$21.03	$16.82	$15.68	$15.01	$26.38	$31.20	$20.75	$23.52	$28.04

TOTAL RETURN(a)	(1.82)%	38.39%	17.08%	12.50%	16.00%	(6.84)%	56.39%	(1.25)%	(5.76)%	14.51%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.74%	0.75%	0.75%	0.75%	0.75%	0.34%	0.35%	0.36%	0.36%	0.35%
Ratio of expenses to average net assets(c)	0.74%	0.75%	0.75%	0.75%	0.75%	0.34%	0.35%	0.36%	0.36%	0.35%
Ratio of expense reductions to average net assets	–	–	0.00%	–	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.19%	0.24%	0.45%	0.81%	0.70%	0.99%	1.33%	1.28%	1.20%	1.25%
Ratio of net investment income (loss) to average net assets(c)	0.19%	0.24%	0.45%	0.81%	0.70%	0.99%	1.33%	1.28%	1.20%	1.25%
Portfolio turnover rate	18%	22%	37%	26%	21%	14%	18%	14%	14%	15%
Number of shares outstanding at end of period (000’s)	38,570	31,517	31,185	30,448	29,613	121,975	123,862	131,740	123,200	122,466
Net assets at end of period (000’s)	$710,547	$662,844	$524,630	$477,301	$444,633	$3,217,500	$3,864,639	$2,734,114	$2,897,313	$3,434,089

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

338

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund					Mid Cap Value Fund
	Year Ended May 31,					Year Ended May 31,			Year Ended August 31,
	2022	2021	2020	2019	2018	2022	2021(e)		2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$23.15	$16.50	$15.49	$15.85	$13.92	$22.22	$15.38		$17.19	$22.13	$21.23	$20.45

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)	(0.03)	(0.00)	0.00	0.01	0.13	0.04		0.13	0.14	0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.20)	7.83	1.89	1.13	2.66	(0.07)	7.02		(0.81)	(1.11)	2.62	2.17

Total income (loss) from investment operations	(3.23)	7.80	1.89	1.13	2.67	0.06	7.06		(0.68)	(0.97)	2.71	2.24

Distributions from:
Net investment income	–	(0.02)	–	(0.00)	(0.01)	(0.07)	(0.13)		(0.15)	(0.11)	(0.09)	(0.13)
Net realized gain on securities	(2.04)	(1.13)	(0.88)	(1.49)	(0.73)	(1.57)	(0.09)		(0.98)	(3.86)	(1.72)	(1.33)

Total distributions	(2.04)	(1.15)	(0.88)	(1.49)	(0.74)	(1.64)	(0.22)		(1.13)	(3.97)	(1.81)	(1.46)

Net asset value at end of period	$17.88	$23.15	$16.50	$15.49	$15.85	$20.64	$22.22		$15.38	$17.19	$22.13	$21.23

TOTAL RETURN(a)	(14.32)%	47.61%	12.76%	7.45%	19.17%	0.18%	45.95%		(4.12)%	(4.14)%	12.90%	11.02%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75%	0.78%	0.81%	0.81%	0.82%	0.79%	1.04	%@	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	0.75%	0.78%	0.81%	0.81%	0.82%	0.79%	1.06	%@	1.07%	1.06%	1.05%	1.05%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.14)%	(0.13)%	(0.03)%	(0.02)%	0.03%	0.61%	0.31	%@	0.82%	0.73%	0.40%	0.32%
Ratio of net investment income (loss) to average net assets(c)	(0.14)%	(0.13)%	(0.03)%	(0.02)%	0.03%	0.61%	0.29	%@	0.80%	0.72%	0.40%	0.32%
Portfolio turnover rate	76%	49%	25%	31%	40%	51%	31%		63%	44%	44%	44%
Number of shares outstanding at end of period (000’s)	41,238	38,473	19,079	19,581	18,404	42,214	42,346		47,067	43,256	41,411	49,262
Net assets at end of period (000’s)	$737,360	$890,709	$314,845	$303,288	$291,655	$871,131	$940,809		$724,100	$743,460	$916,284	$1,046,046

@	Annualized
(a)

Total return includes if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

339

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Moderate Growth Lifestyle Fund												Nasdaq-100® Index Fund
	Year Ended May 31,				Year Ended August 31,								Year Ended May 31,
	2022		2021(g)		2020		2019		2018		2017		2022	2021		2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$16.13		$14.16		$13.88		$15.00		$14.23		$13.98		$24.00	$18.29		$14.08	$13.97	$12.11

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15		0.28		0.31		0.24		0.26		0.24		0.06	0.06		0.08	0.12	0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.15)		2.49		0.93		(0.00)		1.08		0.92		(1.65)	7.74		4.72	0.26	2.48

Total income (loss) from investment operations	(1.00)		2.77		1.24		0.24		1.34		1.16		(1.59)	7.80		4.80	0.38	2.54

Distributions from:
Net investment income	(0.52)		(0.33)		(0.34)		(0.32)		(0.24)		(0.32)		(0.06)	(0.08)		(0.14)	(0.06)	(0.07)
Net realized gain on securities	(0.78)		(0.47)		(0.62)		(1.04)		(0.33)		(0.59)		(2.29)	(2.01)		(0.45)	(0.21)	(0.61)

Total distributions	(1.30)		(0.80)		(0.96)		(1.36)		(0.57)		(0.91)		(2.35)	(2.09)		(0.59)	(0.27)	(0.68)

Net asset value at end of period	$13.83		$16.13		$14.16		$13.88		$15.00		$14.23		$20.06	$24.00		$18.29	$14.08	$13.97

TOTAL RETURN(a)	(6.49)%		19.65%		9.26%		1.71%		9.44%		8.42%		(7.42)%	43.47	%(f)	34.71%	2.76%	20.94%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.12	%(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.50%	0.51%		0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.12	%(e)	0.13	%@(e)	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.14	%(e)	0.50%	0.51%		0.53%	0.54%	0.54%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.97	%(e)	2.39	%@(e)	2.24	%(e)	1.69	%(e)	1.75	%(e)	1.68	%(e)	0.22%	0.25%		0.49%	0.85%	0.49%
Ratio of net investment income (loss) to average net assets(c)	0.97	%(e)	2.36	%@(e)	2.20	%(e)	1.66	%(e)	1.72	%(e)	1.65	%(e)	0.22%	0.25%		0.49%	0.84%	0.48%
Portfolio turnover rate	37%		15%		49%		39%		47%		36%		9%	8%		8%	6%	3%
Number of shares outstanding at end of period (000’s)	75,576		72,656		71,656		67,965		64,297		63,003		37,071	34,731		34,045	35,447	33,891
Net assets at end of period (000’s)	$1,045,238		$1,172,232		$1,014,351		$943,311		$964,607		$896,346		$743,801	$833,580		$622,519	$499,269	$473,513

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by affiliates
(g)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

340

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund						Small Cap Growth Fund
	Year Ended May 31,						Year Ended May 31,			Year Ended August 31,
	2022	2021	2020		2019	2018	2022	2021(f)		2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$39.38	$29.88	$25.95		$31.14	$26.00	$22.85	$20.49		$16.89	$23.31	$16.98	$14.20

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.21)	(0.22)	0.05		(0.10)	(0.09)	(0.13)	(0.13)		(0.11)	(0.11)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currencies	(8.09)	14.40	7.31		0.94	7.89	(6.53)	5.23		6.21	(1.22)	7.14	3.72

Total income (loss) from investment operations	(8.30)	14.18	7.36		0.84	7.80	(6.66)	5.10		6.10	(1.33)	7.02	3.64

Distributions from:
Net investment income	–	(0.02)	–		–	–	–	–		–	–	–	–
Net realized gain on securities	(8.28)	(4.66)	(3.43)		(6.03)	(2.66)	(1.42)	(2.74)		(2.50)	(5.09)	(0.69)	(0.86)

Total distributions	(8.28)	(4.68)	(3.43)		(6.03)	(2.66)	(1.42)	(2.74)		(2.50)	(5.09)	(0.69)	(0.86)

Net asset value at end of period	$22.80	$39.38	$29.88		$25.95	$31.14	$14.77	$22.85		$20.49	$16.89	$23.31	$16.98

TOTAL RETURN(a)	(23.50)%	48.22%	30.60	%(e)	3.04%	30.08%	(29.91)%	25.62%		38.49%	(5.47)%	41.51%	26.05%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.94%	0.97%	0.97%		0.98%	0.97%	0.88%	1.11	%@	1.14%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.95%	0.97%	0.97%		0.98%	0.97%	0.92%	1.19	%@	1.24%	1.23%	1.22%	1.25%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%		0.00%	0.00%	0.00%	0.00	%@	0.01%	0.01%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.58)%	(0.60)%	0.19%		(0.35)%	(0.33)%	(0.61)%	(0.84	)%@	(0.61)%	(0.54)%	(0.61)%	(0.53)%
Ratio of net investment income (loss) to average net assets(c)	(0.59)%	(0.60)%	0.19%		(0.35)%	(0.33)%	(0.66)%	(0.92	)%@	(0.70)%	(0.61)%	(0.67)%	(0.62)%
Portfolio turnover rate	68%	88%	98%		89%	84%	34%	40%		48%	60%	63%	40%
Number of shares outstanding at end of period (000’s)	92,483	78,910	54,314		53,666	45,064	33,840	36,204		10,271	11,386	9,239	8,088
Net assets at end of period (000’s)	$2,108,867	$3,107,205	$1,623,083		$1,392,834	$1,403,433	$499,878	$827,215		$210,497	$192,341	$215,384	$137,330

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

341

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund					Small Cap Special Values Fund
	Year Ended May 31,					Year Ended May 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$23.48	$15.08	$18.76	$22.81	$20.23	$14.26	$8.80	$11.14	$13.84	$13.17

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.12	0.17	0.22	0.22	0.09	0.07	0.12	0.12	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.01)	9.54	(0.99)	(2.25)	3.85	(0.80)	5.81	(1.31)	(1.02)	1.84

Total income (loss) from investment operations	(3.86)	9.66	(0.82)	(2.03)	4.07	(0.71)	5.88	(1.19)	(0.90)	1.99

Distributions from:
Net investment income	(0.15)	(0.19)	(0.32)	(0.24)	(0.22)	(0.08)	(0.15)	(0.15)	(0.17)	(0.18)
Net realized gain on securities	(2.06)	(1.07)	(2.54)	(1.78)	(1.27)	(0.76)	(0.27)	(1.00)	(1.63)	(1.14)

Total distributions	(2.21)	(1.26)	(2.86)	(2.02)	(1.49)	(0.84)	(0.42)	(1.15)	(1.80)	(1.32)

Net asset value at end of period	$17.41	$23.48	$15.08	$18.76	$22.81	$12.71	$14.26	$8.80	$11.14	$13.84

TOTAL RETURN(a)	(17.14)%	63.99%	(3.87)%	(9.23)%	20.42%	(5.18)%	66.92%	(10.88)%	(6.88)%	15.39%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.41%	0.42%	0.44%	0.40%	0.40%	0.87%	0.89%	0.88%	0.87%	0.87%
Ratio of expenses to average net assets(c)	0.41%	0.42%	0.44%	0.40%	0.40%	0.87%	0.89%	0.88%	0.87%	0.87%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.67%	0.61%	0.94%	1.01%	0.99%	0.64%	0.58%	1.10%	0.91%	1.04%
Ratio of net investment income (loss) to average net assets(c)	0.67%	0.61%	0.94%	1.01%	0.99%	0.64%	0.58%	1.10%	0.91%	1.04%
Portfolio turnover rate	20%	14%	13%	16%	17%	20%	37%	37%	33%	37%
Number of shares outstanding at end of period (000’s)	53,194	61,697	59,576	53,944	56,750	18,570	19,614	20,134	20,076	21,730
Net assets at end of period (000’s)	$926,232	$1,448,543	$898,557	$1,012,040	$1,294,430	$236,013	$279,760	$177,110	$223,576	$300,745

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

342

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Value Fund							Stock Index Fund
	Year Ended May 31,			Year Ended August 31,				Year Ended May 31,
	2022	2021(e)		2020	2019	2018	2017	2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$15.57	$9.51		$10.76	$15.74	$14.47	$13.57	$52.66	$40.27	$39.24	$39.46	$36.47

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12	0.05		0.10	0.15	0.15	0.11	0.59	0.60	0.81	0.72	0.63
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.93)	6.11		(0.92)	(2.80)	2.36	1.48	(0.72)	15.20	3.86	0.62	4.49

Total income (loss) from investment operations	(0.81)	6.16		(0.82)	(2.65)	2.51	1.59	(0.13)	15.80	4.67	1.34	5.12

Distributions from:
Net investment income	(0.07)	(0.10)		(0.14)	(0.21)	(0.13)	(0.14)	(0.64)	(0.83)	(0.87)	(0.64)	(0.67)
Net realized gain on securities	(1.15)	–		(0.29)	(2.12)	(1.11)	(0.55)	(4.40)	(2.58)	(2.77)	(0.92)	(1.46)

Total distributions	(1.22)	(0.10)		(0.43)	(2.33)	(1.24)	(0.69)	(5.04)	(3.41)	(3.64)	(1.56)	(2.13)

Net asset value at end of period	$13.54	$15.57		$9.51	$10.76	$15.74	$14.47	$47.49	$52.66	$40.27	$39.24	$39.46

TOTAL RETURN(a)	(5.49)%	64.80%		(7.72)%	(17.24)%	17.40%	11.61%	(0.54)%	39.93%	12.45%	3.43%	13.99%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77%	1.01	%@	0.99%	0.95%	0.95%	0.95%	0.29%	0.29%	0.30%	0.33%	0.34%
Ratio of expenses to average net assets(c)	0.79%	1.06	%@	1.09%	1.06%	1.03%	1.03%	0.31%	0.32%	0.33%	0.33%	0.34%
Ratio of expense reductions to average net assets	0.01%	0.01	%@	0.01%	0.01%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.78%	0.53	%@	0.97%	1.07%	0.96%	0.71%	1.09%	1.26%	1.91%	1.78%	1.62%
Ratio of net investment income (loss) to average net assets(c)	0.77%	0.48	%@	0.87%	0.96%	0.88%	0.62%	1.07%	1.24%	1.88%	1.78%	1.62%
Portfolio turnover rate	67%	55%		69%	55%	46%	79%	2%	4%	3%	4%	3%
Number of shares outstanding at end of period (000’s)	38,703	32,220		31,778	29,381	33,971	36,582	116,730	114,594	119,807	118,173	125,644
Net assets at end of period (000’s)	$523,983	$501,758		$302,120	$316,042	$534,548	$529,505	$5,543,586	$6,035,053	$4,825,190	$4,637,546	$4,958,503

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

343

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Systematic Core Fund					Systematic Value Fund
	Year Ended May 31,					Year Ended May 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$26.61	$20.57	$20.35	$22.23	$20.70	$13.12	$11.79	$13.93	$15.91	$15.64

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.15	0.18	0.21	0.19	0.21	0.14	0.23	0.34	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.07)	8.62	2.68	0.43	2.34	0.24	3.94	(0.52)	(0.61)	1.45

Total income (loss) from investment operations	(0.87)	8.77	2.86	0.64	2.53	0.45	4.08	(0.29)	(0.27)	1.65

Distributions from:
Net investment income	(0.06)	(0.17)	(0.24)	(0.21)	(0.21)	(0.04)	(0.24)	(0.39)	(0.22)	(0.28)
Net realized gain on securities	(0.13)	(2.56)	(2.40)	(2.31)	(0.79)	(0.52)	(2.51)	(1.46)	(1.49)	(1.10)

Total distributions	(0.19)	(2.73)	(2.64)	(2.52)	(1.00)	(0.56)	(2.75)	(1.85)	(1.71)	(1.38)

Net asset value at end of period	$25.55	$26.61	$20.57	$20.35	$22.23	$13.01	$13.12	$11.79	$13.93	$15.91

TOTAL RETURN(a)	(3.30)%	43.72%	15.08%	2.87%	12.17%	3.54%	36.90%	(2.34)%	(1.84)%	10.34%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.63%	0.68%	0.85%	0.85%	0.85%	0.48%	0.57%	0.80%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.85%	0.90%	0.99%	0.92%	0.90%	0.78%	0.87%	1.16%	0.93%	0.92%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.71%	0.67%	0.85%	0.95%	0.88%	1.54%	1.39%	1.64%	2.14%	1.20%
Ratio of net investment income (loss) to average net assets(c)	0.49%	0.45%	0.71%	0.88%	0.83%	1.24%	1.09%	1.27%	2.06%	1.13%
Portfolio turnover rate	15%	20%	98%	44%	43%	32%	197%	265%	28%	24%
Number of shares outstanding at end of period (000’s)	23,336	26,049	5,963	5,774	5,767	37,423	42,909	3,751	3,676	3,742
Net assets at end of period (000’s)	$596,130	$693,185	$122,639	$117,501	$128,172	$486,821	$563,185	$44,233	$51,212	$59,532

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

344

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	U.S. Socially Responsible Fund
	Year Ended May 31,		Year Ended August 31,
	2022	2021(e)	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$24.85	$20.91	$22.03	$23.09	$20.15	$19.23

Income (loss) from investment operations:
Net investment income (loss)(d)	0.26	0.13	0.26	0.27	0.30	0.29
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.91)	4.74	3.15	0.72	3.39	2.33

Total income (loss) from investment operations	(0.65)	4.87	3.41	0.99	3.69	2.62

Distributions from:
Net investment income	(0.17)	(0.25)	(0.33)	(0.34)	(0.35)	(0.29)
Net realized gain on securities	(3.39)	(0.68)	(4.20)	(1.71)	(0.40)	(1.41)

Total distributions	(3.56)	(0.93)	(4.53)	(2.05)	(0.75)	(1.70)

Net asset value at end of period	$20.64	$24.85	$20.91	$22.03	$23.09	$20.15

TOTAL RETURN(a)	(2.90)%	23.38%	17.06%	4.46%	18.49%	13.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.35%	0.60%@	0.60%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	0.35%	0.60%@	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.06%	0.77%@	1.20%	1.22%	1.37%	1.46%
Ratio of net investment income (loss) to average net assets(c)	1.06%	0.77%@	1.18%	1.17%	1.33%	1.41%
Portfolio turnover rate	23%	18%	14%	36%	5%	0%
Number of shares outstanding at end of period (000’s)	35,540	33,370	35,643	32,675	34,175	39,701
Net assets at end of period (000’s)	$733,505	$829,253	$745,440	$719,784	$789,118	$799,898

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

345

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of VALIC Company I and

Shareholders of each of the thirty-seven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds indicated in the table below (constituting VALIC Company I, hereafter collectively referred to as the “Funds”) as of May 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2022, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

VALIC Company I

Aggressive Growth Lifestyle Fund(1)	International Opportunities Fund(1)
Asset Allocation Fund(2)	International Socially Responsible Fund(2)
Blue Chip Growth Fund(2)	International Value Fund(2)
Capital Appreciation Fund(1)	Large Capital Growth Fund(2)
Conservative Growth Lifestyle Fund(1)	Mid Cap Index Fund(2)
Core Bond Fund(1)	Mid Cap Strategic Growth Fund(2)
Dividend Value Fund(2)	Mid Cap Value Fund(1)
Dynamic Allocation Fund(2)	Moderate Growth Lifestyle Fund(1)
Emerging Economies Fund(2)	Nasdaq-100® Index Fund(2)
Global Real Estate Fund(2)	Science & Technology Fund(2)
Global Strategy Fund(2)	Small Cap Growth Fund(1)
Government Money Market I Fund(2)	Small Cap Index Fund(2)
Government Securities Fund(2)	Small Cap Special Values Fund(2)
Growth Fund(2)	Small Cap Value Fund(1)
High Yield Bond Fund(1)	Stock Index Fund(2)
Inflation Protected Fund(2)	Systematic Core Fund(2)
International Equities Index Fund(2)	Systematic Value Fund(2)
International Government Bond Fund(2)	U.S. Socially Responsible Fund(1)
International Growth Fund(2)

(1)

The statements of operations for the year ended May 31, 2022, the statements of changes in net assets for the year ended May 31, 2022, the period September 1, 2020 through May 31, 2021 and the year ended August 31, 2020, the financial highlights for the year ended May 31, 2022, the period September 1, 2020 through May 31, 2021 and each of the four years in the period ended August 31, 2020

(2)

The statements of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the five years in the period ended May 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian, transfer agents, brokers and agent banks; when replies were not received from brokers, transfer agents or agent banks we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

July 28, 2022

We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

346

VALIC Company I

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, has been designated by the Board to administer the Funds’ liquidity risk management program (the “Program”). VALIC has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of SunAmerica Asset Management, LLC, in its capacity as the Funds’ administrator. The Committee is subject to the oversight of VALIC. VALIC and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Fund’s liquidity risk, based on factors specific to the circumstances of each Fund. “Liquidity risk” means the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, the Program Administrator provided the Board with a report covering the time period from January 1, 2021, to December 31, 2021 (the “Review Period”) addressing the operations of the program and assessing its adequacy and effectiveness of implementation. The Board reviewed the report at a meeting held on April 26-27, 2022.

During the Review Period covered by the liquidity Program report to the Board, the Program supported each Fund’s ability to honor redemption requests timely and VALIC’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio of the Funds, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Fund operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Fund had no breaches of the limit on illiquid investments, except as permitted through extended market holiday closures, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

347

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2022 (unaudited)

Name, Age and Address at May 31, 2022*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 76	Director	2005- Present	Retired	37	Trustee, Virtus Funds (2011-Present).
Yvonne Montgomery Curl Age: 67	Director	2020- Present	Retired	37	Director, Encompass Health, provider of post-acute healthcare services (2004-Present); Director, Community Foundation of the Lowcountry (2018-Present); Director, Nationwide Insurance, insurance company (1998-2019); Director, Hilton Head Humane Association, animal shelter (2006-2019).
Dr. Judith L. Craven Age: 76	Director	1998- Present	Retired	37	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-2017); Director, Luby’s Inc. (1998-2019).
Dr. Timothy J. Ebner Age: 72	Director	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and University of Minnesota (1999-2013); Pickworth Chair (2000-Present); Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	37	Trustee, Minnesota Medical Foundation (2003-2013).
Kenneth J. Lavery Age: 72	Director	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2013).	37	None.
Dr. John E. Maupin, Jr. Age: 75	Chairman and Director	1998- Present	Retired. President/CEO, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	37	Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-2019); Director, LifePoint Hospitals, Inc., hospital management (1999-2018).
Interested Directors
Peter A. Harbeck(1) Age: 68	Director	2001- Present	Retired June 2019; formerly President, CEO (1997-2019) and Director, SunAmerica (1992-2019), SunAmerica (1995-2019); Director, AIG Capital Services, Inc. (“ACS”) (1993-2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	37	None.
Eric S. Levy(1) Age: 57	Director	2017- Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	37	None
Officers
John T. Genoy Age: 53	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2004-Present), Chief Operating Officer (2006-Present) and Director (2014 to Present), SunAmerica.	N/A	N/A

348

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2022 (unaudited) — (continued)

Name, Age and Address at May 31, 2022*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
Mark R. Szycher Age: 57	Vice President and Senior Investment Officer	2021- Present	Vice President, Fund Due Diligence, VALIC (2019-2021); Managing Director, GM Asset Management (2015-2019).	N/A	N/A
Gregory R. Kingston Age: 56	Treasurer and Principal Financial and Accounting Officer	2000- Present	Vice President (2001-Present) and Head of Mutual Fund Administration (2014-Present), SunAmerica.	N/A	N/A
Gregory N. Bressler Age: 55	Vice President and Assistant Secretary	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Christopher C. Joe Age: 53	Chief Compliance Officer and Vice President	2017 to Present	Chief Compliance Officer, SunAmerica Fund Complex (2017-present); Chief Compliance Officer, VALIC Retirement Services Company (2017-present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014) and Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).	N/A	N/A
Matthew J. Hackethal Age: 50	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer (2006-Present), Vice President (2011-Present) and Acting Chief Compliance Officer (2016-2017), SunAmerica; AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 55	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen D. Fuentes Age: 53	Chief Legal Officer, Vice President and Secretary	2015- Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
Kevin J. Adamson Age: 56	Vice President	2018- Present	Vice President, VALIC (2018-Present); Chief Operating Officer, Lincoln Investment Advisors (2004-2017).	N/A	N/A
Shawn Parry Age: 49	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SunAmerica.	N/A	N/A
Donna McManus Age: 61	Vice President and Assistant Treasurer	2014- Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
Christopher J. Tafone Age: 47	Vice President and Assistant Secretary	2021- Present (Vice President); 2016- Present (Assistant Secretary)	Vice President, SAAMCo (2016-Present); Associate General Counsel, AIG Life & Retirement (2016-Present).	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)

Mr. Harbeck is considered to be an “interested director,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), because he owns shares of American International Group, Inc., the ultimate parent of VALIC, the Funds’ investment adviser. Mr. Levy is an interested director because he is an officer of VALIC.

(2)

The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the Series (37 funds), Seasons Series Trust (19 portfolios), and SunAmerica Series Trust (61 portfolios).

(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Directors serve until their successors are duly elected and qualified.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

349

VALIC Company I

SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2022.

During the year ended May 31, 2022, the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Aggressive Growth Lifestyle	$35,525,418	$170,510	$2,286,153	14.14%
Asset Allocation	3,090,432	—	—	4.60
Blue Chip Growth	130,201,251	—	—	100.00
Capital Appreciation	7,075,856	—	—	100.00
Conservative Growth Lifestyle	11,205,899	36,678	548,071	5.99
Core Bond	13,945,029	—	—	0.08
Dividend Value	—	—	—	93.57
Dynamic Allocation	17,786,840	26,267	278,724	15.00
Emerging Economies	81,856,666	4,806,133	37,350,168	—
Global Real Estate	—	—	—	—
Global Strategy	—	—	—	100.00
Government Money Market I	—	—	—	—
Government Securities	—	—	—	—
Growth	214,321,560	—	—	8.13
High Yield Bond	—	—	—	—
Inflation Protected	28,825,667	—	—	—
International Equities Index	—	2,943,270	56,320,175	—
International Government Bond	264,150	—	—	—
International Growth	61,433,360	695,668	5,383,315	—
International Opportunities	68,307,198	805,134	11,277,128	0.01
International Socially Responsible	11,587,822	824,011	10,788,743	—
International Value	—	1,510,425	23,729,091	2.35
Large Capital Growth	72,643,794	—	—	91.75
Mid Cap Index	236,317,819	—	—	41.88
Mid Cap Strategic Growth	69,410,630	—	—	11.64
Mid Cap Value	35,033,346	—	—	27.09
Moderate Growth Lifestyle	53,585,267	217,033	3,173,872	12.08
Nasdaq-100® Index	69,393,508	—	—	71.89
Science & Technology	347,677,088	—	—	1.75
Small Cap Growth	30,950,737	—	—	2.42
Small Cap Index	84,996,196	—	—	30.69
Small Cap Special Values	5,451,704	—	—	30.82
Small Cap Value	13,229,327	—	—	16.04
Stock Index	474,618,440	—	—	99.12
Systematic Core	846,313	—	—	74.24
Systematic Value	7,629,230	—	—	14.35
U.S. Socially Responsible	99,217,479	—	—	79.81

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

350

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

351

VALIC Company I Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Aggressive Growth Fund posted a return of -7.62% for the twelve-month period ended May 31, 2022, compared to -0.30% for the S&P 500® Index and -5.55% for the blended index. The blended index is comprised of 54% Russell 3000® Index, 13% MSCI EAFE Index (net), 25% Bloomberg U.S. Aggregate Bond Index, and 8% FTSE EPRA/NAREIT Developed Index.

The Aggressive Growth Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

A discussion with PineBridge Investments, LLC

During the Period:

The following contributed to Fund return:

•	Allocations to the following funds: Systematic Value Fund; Dividend Value Fund

The following detracted from Fund return:

•	Allocations to the following funds: Core Bond Fund; International Opportunities Fund; Emerging Economies Fund

352

VALIC Company I Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Aggressive Growth Lifestyle Fund returned -7.62% compared to -0.30% for the S&P 500® Index and -5.55% for the Blended Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Bloomberg U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
-7.62%	7.45%	8.70%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

353

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Asset Allocation Fund posted a return of -3.16% compared to -0.30% for the S&P 500® Index, -8.22% for the Bloomberg U.S. Aggregate Bond Index, and -3.34% for the Blended Index (S&P 500® Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%)).

A discussion with J.P. Morgan Investment Management Inc.

For the equity segment of the portfolio:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: autos & transportation; utilities; telecommunications

•	Security selection in the following sectors: pharmaceuticals/medical technologies; media; consumer cyclicals

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; media; business services

•	Security selection in the following sectors: basic materials; utilities; health care

For the fixed income segment of the portfolio:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

Yield curve positioning contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: asset-backed securities; agency and non-agency mortgage-backed securities

•	Security selection in the following sectors: agency mortgage-backed securities; asset-backed securities

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: US Treasuries; commercial mortgage-backed securities; US agency debt securities

•	Security selection in the following sectors: investment grade corporate bonds; US Treasuries

354

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Asset Allocation Fund returned -3.16% compared to -0.30% for the S&P 500® Index, -8.22% for the Bloomberg U.S. Aggregate Bond Index, and -3.34% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).

***

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-3.16%	5.84%	6.78%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

355

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Blue Chip Growth Fund posted a return of -21.75% for the twelve-month period ended May 31, 2022, compared to a return of -0.30% for the S&P 500® Index.

A discussion with T. Rowe Price Associates, Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials & business; information technology; financials

•	Security selection in the following sectors: financials; materials

•	Position weightings: Alphabet, Inc. (Google); Synopsys, Inc.; Eli Lilly & Co.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; consumer discretionary; and the lack of allocation in energy

•	Security selection in the following sectors: information technology; consumer discretionary; communication services

•	Position weightings: Carvana Co., Meta Platforms, Inc.; Snap, Inc.

For the year ended May 31, 2022, the Blue Chip Growth Fund returned -21.75% compared to -0.30% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-21.75%	11.17%	14.06%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

356

VALIC Company I Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Capital Appreciation Fund posted a return of -6.38% for the twelve-month period ending May 31, 2022, compared to a return of -6.25% for the Russell 1000® Growth Index.

A discussion with Columbia Management Investment Advisers, LLC (f/k/a BMO Asset Management Corp.)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; real estate

•	Security selection in the following sectors: information technology; communication services

•	Position weightings: AutoZone, Inc.; PayPal Holdings, Inc.; Vertex Pharmaceuticals, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; consumer staples; and the lack of allocation in energy

•	Security selection in the following sectors: health care; financials; materials

•	Position weightings: Chegg, Inc.; Tesla, Inc.; Align Technology, Inc.

,

For the year ended May 31, 2022, the Capital Appreciation Fund returned -6.38% compared to -6.25% for the Russell 1000® Growth Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
-6.38%	13.54%	13.94%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

357

VALIC Company I Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Conservative Growth Lifestyle Fund posted a return of -7.88% for the twelve-month period ended May 31, 2022, compared to -0.30% for the S&P 500® Index and -7.02% for the blended index. The blended index is comprised of 24% Russell 3000® Index, 8% MSCI EAFE Index (net), 65% Bloomberg U.S. Aggregate Bond Index, and 3% FTSE EPRA/NAREIT Developed Index.

The Conservative Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

A discussion with PineBridge Investments, LLC

During the Period:

The following contributed to Fund return:

•	Allocations to the following funds: Systematic Value Fund; Dividend Value Fund

The following detracted from Fund return:

•	Allocations to the following funds: Core Bond Fund; International Government Bond Fund; International Opportunities Fund

358

VALIC Company I Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Conservative Growth Lifestyle Fund returned -7.88% compared to -0.30% for the S&P 500® Index and -7.02% for the Blended Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Bloomberg U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
-7.88%	4.44%	5.15%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

359

VALIC Company I Core Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Core Bond Fund posted a return of -8.75% for the twelve-month period ending May 31, 2022, compared to a return of -8.22% for the Bloomberg U.S. Aggregate Bond Index.

A discussion with PineBridge Investments, LLC

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: asset-backed securities; commercial mortgage-backed securities; and the lack of allocation in local authority bonds

•	Security selection in the following sectors: industrials; financials

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: US Treasuries; industrials; sovereign bonds

•	Security selection in the following sectors: sovereign bonds; mortgage-backed securities

For the year ended May 31, 2022, the Core Bond Fund returned -8.75% compared to -8.22% for the Bloomberg U.S. Aggregate Bond Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
-8.75%	1.44%	2.03%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

360

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of 2.28% for the twelve-month period ended May 31, 2022, compared to a return of 0.93% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark Contributed from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark Contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; industrials; communication services

•	Security selection in the following sectors: industrials; information technology; communication services

•	Position weightings: EQT Corp.; ConocoPhillips; and the lack of a position in Walt Disney Co.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: utilities; consumer discretionary; information technology

•	Security selection in the following sectors: health care; energy; consumer staples

•	Position weightings: Citi Group, Inc.; Koninklijke Philips NV; and the lack of a position in Exxon Mobil Corp.

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”) for the period from 6/1/21 to 7/721

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; financials; industrials

•	Security selection in the following sectors: industrials; information technology; health care

•	Position weightings: Paychex, Inc.; NetApp, Inc.; Merck & Co., Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; energy; and the lack of allocation in real estate

•	Security selection in the following sectors: consumer staples; energy; materials

•	Position weightings: Walgreens Boots Alliance, Inc.; Dow, Inc.; JP Morgan Chase & Co.

A discussion with Clearbridge Investments, LLC — regarding their portion of the Fund previously managed by SunAmerica Asset Management, LLC (the “portfolio”) for the period from 7/8/21 to 5/31/22

In aggregate, sector allocations relative to those of the Benchmark Contributed from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark Contributed from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; consumer discretionary; communication services

•	Security selection in the following sectors: information technology; industrials; financials

•	Position weightings: Williams Cos., Inc.; Pioneer Natural Resources Co.; Blackstone Inc., Class A

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; health care; industrials

•	Security selection in the following sectors: materials; energy; communication services

•	Position weightings: PPG Industries, Inc.; Comcast Corp., Class A; Walt Disney Co.

361

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Dividend Value Fund returned 2.28% compared to 0.93% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
2.28%	8.79%	11.21%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

362

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dynamic Allocation Fund posted a return of -7.28% for the twelve-month period ended May 31, 2022, compared to a return of -0.30% for the S&P 500® Index, -8.22% for the Bloomberg U.S. Aggregate Bond Index, and -3.34% for the Blended Index (S&P 500® Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%)).

The Fund consists of two components: A fund-of-funds component representing investments in VC I Funds, and an overlay component which invests in cash, treasuries and futures, to manage the Fund’s net equity exposure.

A discussion with AllianceBernstein, L.P. — regarding their portion of the Fund (the “portfolio”)

During the Period:

Equity futures contracts were used to adjust exposures and manage risk of the Fund and contributed to the return of the fund.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: volatility overlay; fixed income overlay; options overlay; tactical equity

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocation in the following sector: Fixed Income

The following detracted from Fund return relative to Benchmark return:

•	Allocation in the following sector: Equities (US & International)

363

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Dynamic Allocation Fund returned -7.28% compared to -0.30% for the S&P 500® Index, -8.22% for the Bloomberg U.S. Aggregate Bond Index and -3.34% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).

***

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	Since Inception*
-7.28%	6.13%	6.35%
*	Inception date of Fund: December 19, 2012

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

364

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Emerging Economies Fund posted a return of -20.87% for the twelve-month period ended May 31, 2022, compared to a return of -19.83% for the MSCI Emerging Markets Index (net).

A discussion with J.P. Morgan Investment Management, Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: health care; consumer discretionary; financials

•	Security selection in the following sectors: information technology; consumer staples; communication services

•	Position weightings: Banco do Brasil SA; PTT Exploration & Production PCL; Mindtree, Ltd.

•	Exposure to the following countries: Mexico; Brazil; Taiwan

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: real estate; health care; energy

•	Security selection in the following sectors: materials; financials; consumer discretionary

•	Position weightings: Sberbank of Russia PJSC ADR; Vale SA ADR; Country Garden Services Holdings Co., Ltd.

•	Exposure to the following countries: India; Indonesia; United Arab Emirates

365

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Emerging Economies Fund returned -20.87% compared to -19.83% for the MSCI Emerging Markets Index (net).

*

MSCI Emerging Markets Index (net) is a free-float adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-20.87%	3.13%	3.63%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

366

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of -5.43% for the twelve-month period ended May 31, 2022, compared to a return of -3.71% for the FTSE EPRA/NAREIT Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Position weightings: American Tower; SBA Communications; and the lack of a position in Vovonia SE

The following detracted from Fund return relative to Benchmark return:

•	Position weightings: Host Hotels & Resorts; Americold Realty Trust; and the lack of a position in Public Storage

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Position weightings: Summit Industrial Income REIT; Goodman Group; and the lack of a position in Alstria Office

•	REIT Exposure to the following countries: Hong Kong; Sweden; United Kingdom

The following detracted from Fund return relative to Benchmark return:

•	Position weightings: Vonovia SE; Instone Real Estate Group SE; Ingenia Communities Group

•	Exposure to the following countries: Germany; Singapore; and the lack of exposure to China

367

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Global Real Estate Fund returned -5.43% compared to -3.71% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-5.43%	4.51%	6.70%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

368

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of -9.57% for the twelve-month period ended May 31, 2022 compared to a return of -6.78% for the MSCI ACWI (net), -7.09% for the Bloomberg Global Aggregate Index (USD hedged) and -6.75% for the Blended Index (MSCI ACWI Index (net) (60%) and the Bloomberg Global Aggregate Index (USD hedged) (40%)) and -9.53% for the Old Blended Index (JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%)).

A discussion with Franklin Advisers, Inc. — regarding the Global Debt portion of the Fund (the “portfolio”) for the period from 6/1/21 to 12/7/21

During the Period:

In aggregate, yield curve positioning relative to the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark contributed to Fund return relative to Benchmark return.

Interest rate futures were used to gain and adjust market exposure of the Fund and detracted from the return of the portfolio.

The following contributed to Fund return relative to Benchmark return:

•	Exposure to the following countries: Argentina; Indonesia; India

The following detracted from Fund return relative to Benchmark return:

•	Exposure to the following countries: United States; European union (aggregated); United Kingdom

A discussion with Brandywine Global Investments, LLC — regarding the Global Debt portion of the Fund (the “portfolio”) previously managed by Franklin Advisers, Inc. for the period from 12/8/21 to 5/31/22

During the Period:

The following contributed to Fund return relative to Benchmark return:

•	Sector: Securitized products

•	Exposure to the following countries: France; Japan

The following detracted from Fund return relative to Benchmark return:

•	Sector: investment grade corporate bonds

Forward foreign currency contracts were used to gain and adjust market exposure of the Fund and contributed to the return of the portfolio.

A discussion with Franklin Advisers, Inc. — regarding the Global Equity Strategy of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; financials; health care

•	Security selection in the following sectors: consumer discretionary; energy; information technology

•	Position weightings: Amazon.com, Inc.; Pfizer, Inc.; Alibaba Group Holding, Ltd.

•	Exposure to the following countries: China; Russia; Germany

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; consumer staples; materials

•	Security selection in the following sectors: financials; industrials; consumer staples

•	Position weightings: Apple, Inc.; Microsoft Corp.; Alphabet, Inc. (Google)

•	Exposure to the following countries: Australia; Canada; Spain

369

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Global Strategy Fund returned -9.57% compared to -6.78% for the MSCI ACWI (net), -7.09% for the Bloomberg Global Aggregate Index (USD hedged) and -13.83% for the JPMorgan GBI Global Index (unhedged), -9.53% for the Old Blended Index and -6.75 for the New Blended Index.

*

The MSCI ACWI Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 47 country indices comprising 23 developed and 24 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**

The Bloomberg Global Aggregate Index (USD hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure of its parent index, the Bloomberg Global Aggregate Bond Index, to USD. The index is 100% hedged to USD by selling the forwards of all the currencies in the parent index at the one-month Forward rate. The parent index is composed of government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.

***	The Old Blended Index is comprised of the JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%).

****

Effective December 7, 2021, the Fund changed its blended index from the J.P. Morgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%) (the “Old Blended Index”) to the Bloomberg Global Aggregate Index (USD hedged) (40%) and the MSCI ACWI Index (net) (60%) (the “New Blended Index”) as the performance benchmark against which the Fund measures its performance. Fund management believes that the New Blended Index is more representative of the securities in which the Fund invests.

*****

The JPMorgan GBI Global Index (unhedged) measures local currency denominated fixed rate government debt issued in 13 developed markets countries. The developed markets consist of regularly traded, fixed rate, domestic government bonds that are available to international investors. The index includes only the most liquid developed markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-9.57%	1.21%	5.19%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

370

VALIC Company I Government Money Market I Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Government Money Market I Fund posted a return of 0.02% for the twelve-month period ended May 31, 2022, compared to a return of 0.13% for the FTSE Treasury Bill 3 Month Index.*

A discussion with SunAmerica Asset Management, LLC

During the Period:

The following contributed to Fund return relative to Benchmark return:

•	Allocation in the following sector: US Treasury securities

The following detracted from Fund return relative to Benchmark return:

•	Allocation in the following sector: Federal Home Loan Bank securities
*	The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
0.02%	0.71%	0.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

371

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Government Securities Fund posted a return of -7.47% for the twelve-month period ended May 31, 2022, compared to a return of -7.45% for the Bloomberg U.S. Government Bond Index.

A discussion with J.P. Morgan Investment Management, Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: asset-backed securities; US Agency debt securities

•	Security selection in the following sector: US Agency debt securities

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: US Agency mortgage-backed securities; commercial mortgage-backed securities

•	Security selection in the following sector: US Treasuries

For the year ended May 31, 2022, the Government Securities Fund returned -7.47% compared to -7.45% for the Bloomberg U.S. Government Bond Index.

*	The Bloomberg U.S. Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-7.47%	0.65%	0.95%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

372

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Growth Fund posted a return of -14.82% for the twelve-month period ended May 31, 2022, compared to return of -6.25% for the Russell 1000® Growth Index and -3.69% for the S&P 500® Growth Index.

A discussion with BlackRock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; financials; industrials

•	Security selection in the following sectors: industrials; materials; energy

•	Position weightings: Pioneer Natural Resources Co.; Paypal Holdings, Inc.; Chart Industries, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; consumer staples; materials

•	Security selection in the following sectors: information technology; communication services; consumer discretionary

•	Position weightings: Snap Inc.; Apple Inc.; Sea, Ltd. ADR

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: finance; energy; consumer services

•	Security selection in the following sectors: technology; healthcare; consumer cyclicals

•	Position weightings: AbbVie, Inc.; Eli Lilly & Co.; Tesla, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials; telecommunications; consumer cyclicals

•	Security selection in the following sectors: consumer non-cyclicals; finance; telecommunications

•	Position weightings: Meta Platforms, Inc., Class A; Microsoft Corp.; Netflix, Inc.

373

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Growth Fund returned -14.82% compared to -6.25% for the Russell 1000® Growth Index and -3.69% for the S&P 500 Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

**

The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-14.82%	12.91%	13.52%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

374

VALIC Company I High Yield Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The High Yield Bond Fund posted a return of -5.34% for the twelve-month period ending May 31, 2022, compared to its benchmark, the FTSE US High-Yield Market Index, which returned -4.81%.

A discussion with Wellington Management Company LLP

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: home construction; media & entertainment; retailers

•	Security selection in the following sectors: automotive; technology; cable & satellite

•	Position weightings: Ford Motor Co.; Occidental Petroleum Corp.; Pioneer National Resources Co.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: building materials; metals/mining; transportation

•	Security selection in the following sectors: pharmaceuticals; energy; building materials

•	Position weightings: Endurance Acquisition Merger Sub; ARD Finance SA; Cellnex Telecom SA

Forward foreign currency contracts were used to adjust exposures and manage risk of the Fund and contributed to the performance of the Fund.

For the year ended May 31, 2022, the High Yield Bond Fund returned -5.34% compared to -4.81% for the FTSE US High-Yield Market Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The FTSE US High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
-5.34%	3.34%	4.71%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

375

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Inflation Protected Fund posted a return of -1.25% for the twelve-month period ended May 31, 2022, compared to a return of -1.45% for the Bloomberg U.S. Treasury Inflation-Protected Securities (“TIPS”) Index.

A discussion with Wellington Management Company LLP

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., securities selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: high yield; emerging markets debt

•	Exposure to the following countries: Canada; United Kingdom; Italy

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: developed market sovereign bonds; US TIPS

•	Exposure to the following countries: United States; Romania

Forward foreign currency contracts, equity futures, and interest rate swaps were used to gain and adjust market exposures of the Fund and contributed to the return of the Fund.

376

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Inflation Protected Fund returned -1.25% compared to -1.45% for the Bloomberg U.S. TIPS Index.

*

The Bloomberg U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-1.25%	3.14%	1.82%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

377

VALIC Company I International Equities Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Equities Index Fund posted a return of -10.51% for the twelve-month period ended May 31, 2022, compared to a return of -10.38% for the MSCI EAFE Index (net).

This Fund is a complete replication of the MSCI EAFE Index (net) and is rebalanced quarterly when the MSCI rebalances its indices.

A discussion with SunAmerica Asset Management, LLC

During the Period:

The following contributed to Fund return:

•	Exposures to the following sector: energy

•	Position weightings: Shell PLC; Total Energies SE; AstraZeneca PLC

•	Exposure to the following countries: United Kingdom; Norway; Portugal

The following detracted from Fund return:

•	Exposure to the following sectors: industrials; finance; consumer cyclicals

•	Position weightings: ASML Holding NV; LVMH Moet Hennessy Louis; Roche Holding Ltd

•	Exposure to the following countries: Japan; Germany; France

For the year ended May 31, 2022, the International Equities Index Fund returned -10.51% compared to -10.38% for the MSCI EAFE Index (net).

*

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-10.51%	3.83%	6.52%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

378

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

For the year ended May 31, 2022, the International Government Bond Fund posted a return of -13.78% compared to -15.38% for the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index, -14.97% for the FTSE World Government Bond Index (WGBI) Index (unhedged) and -15.05% for the Blended Index (FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%)).

A discussion with PineBridge Investments, LLC

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Exposure to the following countries: Russia; Ukraine; and the lack of exposure to Belarus

The following detracted from Fund return relative to Benchmark return:

•	Exposure to the following countries: Pakistan; El Salvador; Ghana

379

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the International Government Bond Fund returned -13.78% compared to -15.38% for the JP Morgan EMBI Global Diversified Index, -14.97% for the FTSE WGBI Index (unhedged) and -15.05% for the Blended Index.

*	The FTSE WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**

The JP Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc.) issued by emerging markets sovereign and quasi-sovereign entities. The Index is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

***	The Blended Index is comprised of the FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-13.78%	-0.12%	0.68%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

380

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Growth Fund posted a return of -27.99% for the twelve-month period ended May 31, 2022, compared to a return of -12.41% for the MSCI ACWI ex USA Index (net).

A discussion with Morgan Stanley Investment Management, Inc. “MSIM”

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; consumer staples; and the lack of allocation in real estate

•	Security selection in the following sectors: communication services; utilities

•	Position weightings: Brookfield Infrastructure Partners L.P.; Dassault Systems SA; Chocoladefabriken Lindt & Spruengli AG

•	Exposure to the following countries: Denmark; and the lack of exposure to Russia and Korea

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; financials; and the lack of allocation in energy

•	Security selection in the following sectors: consumer discretionary; consumer staples; industrials

•	Position weightings: DSV A/S; Shopify, Inc. Class A; EPAM Systems, Inc.

•	Exposure to the following countries: United States; Germany; Australia

381

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the International Growth Fund returned -27.99% compared to -12.41% for the MSCI ACWI ex USA Index (net).

*

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-27.99%	7.57%	8.55%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

382

VALIC Company I International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Opportunities Fund posted a return of -17.48% for the twelve-month period ending May 31, 2022, compared to a return of -14.04% for the MSCI ACW Ex USA SMID Cap Index (net).

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed from Fund return relative to Benchmark return.

In aggregate, country exposure relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; materials

•	Security selection in the following sectors: healthcare; information technology; communication services

•	Position weightings: United Tractors Tbk PT; Dollarama, Inc.; Silicon Motion Technology Corp.

•	Exposure to the following countries: Russia; China; Sweden

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; utilities; information technology

•	Security selection in the following sectors: materials; energy; consumer staples

•	Position weightings: Just Eat Takeaway.com NV; Cellnex Telecom SA; Leg Immobilien SE

•	Exposure to the following countries: Canada; Japan; and the lack of exposure to Israel

A discussion with Delaware Investments Fund Advisers — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; consumer staples; industrials

•	Security selection in the following sectors: materials; energy; consumer staples

•	Position weightings: Enerplus Corp.; K+S AG; Vermilion Energy, Inc.

•	Exposure to the following countries: Canada; China; and the lack of exposure to Switzerland

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: utilities; financials; consumer discretionary

•	Security selection in the following sectors: industrials; communication services; consumer discretionary

•	Position weightings: Future PLC; Locaweb Servicos DE Internet SA; S4 Capital PLC

•	Exposure to the following countries: Germany; United Kingdom; and the lack of exposure to India

383

VALIC Company I International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the International Opportunities Fund returned -17.48% compared to -14.04% for MSCI ACWI ex USA SMID Cap Index (net). Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The MSCI ACWI ex USA SMID Cap Index (net) captures mid and small cap representation across 22 of 23 Developed Market (DM) countries (excluding the US) and 24 Emerging Markets countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
-17.48%	4.23%	8.10%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

384

VALIC Company I International Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Socially Responsible Fund posted a return of -10.84% for the twelve-month period ended May 31, 2022, compared to a return of -10.38% for the MSCI EAFE Index (net).

The Fund is an optimized portfolio which seeks to track the MSCI EAFE (net) Index, (“the Benchmark”), while investing in socially responsive companies. The Fund’s criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to that of the Benchmark.

A discussion with SunAmerica Asset Management, LLC

During the Period:

Equity futures contracts were used to maintain market exposure and detracted from the return of the Fund.

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer cyclicals; consumer non-cyclicals; consumer services

•	Security selection in the following sectors: consumer cyclicals; industrials; utilities

•	Position weightings: Equinor ASA; Novo Nordisk A/S Class B; Tenaris S.A.

•	Exposure to the following countries: Germany; Norway; Portugal

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: healthcare; energy; industrials

•	Security selection in the following sectors: consumer non-cyclicals; energy; healthcare

•	Lack of a position in Shell PLC; TotalEnergies; AstraZeneca PLC

•	Exposure to the following countries: United Kingdom; Switzerland; Australia

385

VALIC Company I International Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the International Socially Responsible Fund returned -10.84% compared to -10.38% for the MSCI EAFE Index (net).

*

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-10.84	6.31%	9.95%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

386

VALIC Company I International Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Value Fund posted a return of -12.03% for the twelve-month period ended May 31, 2022, compared to a return of -12.41% for the MSCI ACWI ex USA (net).

A discussion with Allspring Global Investments, LLC “Allspring” (f/k/a Wells Capital Management Inc.)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; information technology; financials

•	Security selection in the following sectors: industrials; information technology; financials

•	Position weightings: Rheinmetall AG; Baker Hughes Co,; Samsonite International SA

•	Exposure to the following countries: United States; Russia; United Kingdom

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; energy; industrials

•	Security selection in the following sectors: consumer staples; health care; materials

•	Position weightings: Topsports International Holdings, Ltd.; Sands China, Ltd.; Nomad Foods, Ltd.

•	Exposure to the following countries: China/Hong Kong; Canada; Korea

387

VALIC Company I International Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the International Value Fund returned -12.03% compared to -12.41% for the MSCI ACWI ex USA (net).

*

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-12.03	1.01%	5.56%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

388

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of -1.82% for the twelve-month period ended May 31, 2022, compared to a return of -6.25% for the Russell 1000® Growth Index.

A discussion with Massachusetts Financial Services Company

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer staples; consumer discretionary; utilities

•	Security selection in the following sectors: communication services; information technology; health care

•	Lack of a position in: Meta Platforms, Inc.; Amazon; Paypal Holdings, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; communication services; and the lack of allocation in energy

•	Security selection in the following sectors: consumer discretionary; utilities; consumer staples

•	Position weightings: Apple, Inc.; Alibaba Group Holding, Ltd.; and the lack of a position in Tesla

For the year ended May 31, 2022, the Large Capital Growth Fund returned -1.82% compared to -6.25% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-1.82%	15.73%	14.71%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

389

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Index Fund posted a return of -6.84% for the twelve-month period ended May 31, 2022, compared to a return of -6.52% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P MidCap 400® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

A discussion with SunAmerica Asset Management, LLC

During the Period:

The following contributed to Fund return:

•	Allocations in the following sectors: energy; utilities; non-energy materials

•	Position weightings: EQT Corp.; Targa Resources Corp., FactSet Research Systems, Inc.

The following detracted from Fund return:

•	Allocations in the following sectors: consumer cyclicals; industrials; healthcare

•	Position weightings: Boston Beer Co., Inc., Class A; RH; Cognex Corp.

For the year ended May 31, 2022, the Mid Cap Index Fund returned -6.84% compared to -6.52% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-6.84%	9.20%	11.90%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

390

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of -14.32% for the twelve-month period ended May 31, 2022, compared to a return of -18.71% for the Russell Midcap® Growth Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; energy; industrials

•	Security selection in the following sectors: health care; communication services; materials

•	Position weightings: Valero Energy Corp.; Diamondback Energy, Inc.; Waste Management, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: financials; consumer staples; materials

•	Security selection in the following sectors: information technology; consumer discretionary; financials

•	Position weightings: RH; Fiverr International Ltd.; Kornit Digital, Ltd.

A discussion with Janus Henderson Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; financials; utilities

•	Security selection in the following sectors: information technology; financials; health care

•	Position weightings: LPL Financial Holdings, Inc.; ON Semiconductor Corp.; WR Berkley Corp.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials; materials; and the lack of allocation in energy

•	Security selection in the following sectors: consumer discretionary; real estate; utilities

•	Position weightings: Wayfair, Inc.; Vroom, Inc.; and the lack of a position in Palo Alto Networks, Inc.

391

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Mid Cap Strategic Growth Fund returned -14.32% compared to -18.71% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-14.32%	12.80%	12.69%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

392

VALIC Company I Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of 0.18% for the twelve-month period ending May 31, 2022, compared to a return of -0.06% for the Russell Midcap® Value Index.

A discussion with Boston Partners Global Investors, Inc. d/b/a Boston Partners — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; communication services

•	Security selection in the following sectors: consumer discretionary; health care; industrials

•	Position weightings: ConocoPhillips; Pioneer Natural Resources Co.; AutoZone, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; industrials; utilities

•	Security selection in the following sectors: information technology; consumer staples; energy

•	Position weightings: Qorvo, Inc.; Foot Locker, Inc.; Harley-Davidson, Inc.

A discussion with Wellington Management Company LLP — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; consumer discretionary; real estate

•	Security selection in the following sectors: industrials; information technology; real estate

•	Position weightings: Diamondback Energy, Inc.; Coterra Energy, Inc.; Tower Semiconductor LTD.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; industrials; utilities

•	Security selection in the following sectors: consumer staples; communication services; financials

•	Position weightings: JetBlue Airways Corp.; MKS Instruments, Inc.; and the lack of a position in Devon Energy Corp.

393

VALIC Company I Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Mid Cap Value Fund returned 0.18% compared to -0.06% for the Russell Midcap® Value Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
0.18%	9.11%	11.34%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

394

VALIC Company I Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Moderate Growth Lifestyle Fund posted a return of -6.49% for the twelve-month period ended May 31, 2022, compared to -0.30% for the S&P 500® Index and -6.22% for the Fund’s Blended Index. The blended index is comprised of 40% Russell 3000® Index, 10% MSCI EAFE Index (net), 45% Bloomberg U.S. Aggregate Bond Index, and 5% FTSE EPRA/NAREIT Developed Index.

The Moderate Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

A discussion with PineBridge Investments, LLC

During the Period:

The following contributed to Fund return:

•	Allocations to the following funds: Systematic Value Fund; NASDAQ-100 Index Fund; Dividend Value Fund

The following detracted from Fund return:

•	Allocations to the following funds: Core Bond Fund; International Opportunities Fund; International Equities Index Fund

395

VALIC Company I Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Moderate Growth Lifestyle Fund returned -6.49% compared to -0.30% for the S&P 500® Index and -6.22% for the Blended Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Bloomberg U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
-6.49%	6.78%	7.56%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

396

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Nasdaq-100® Index Fund posted a return of -7.42% for the twelve-month period ended May 31, 2022, compared to a return of -6.96% for the Nasdaq-100® Index.

The Fund is passively managed to match the NASDAQ 100® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

A discussion with SunAmerica Asset Management, LLC

During the Period:

The following contributed to Fund return:

•	Allocations in the following sectors: utilities; business services

•	Position weightings: Apple, Inc.; Microsoft Corp.; NVIDIA Corp.

The following detracted from Fund return:

•	Allocations in the following sectors: technology; consumer non-cyclicals; finance

•	Position weightings: Meta Platforms, Inc. Class A; Amazon.com, Inc.; PayPal Holdings, Inc.

For the year ended May 31, 2022, the Nasdaq-100® Index Fund returned -7.42% compared to -6.96% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-7.42%	17.33%	18.16%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

397

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of -23.50% for the twelve-month period ended May 31, 2022, compared to a return of -12.38% for the S&P® North American Technology Sector Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; real estate

•	Security selection in the following sectors: communications services; industrials

•	Position weightings: ON Semiconductor Corp.; Meta Platforms, Inc., Class A; Palo Alto Networks, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials; consumer discretionary; information technology

•	Security selection in the following sectors: information technology; consumer discretionary; health care

•	Position weightings: Apple, Inc.; Microsoft Corp.; Twilio, Inc.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: financial services; media & entertainment; and the lack of allocation in telecom services

•	Security selection in the following sectors: healthcare; hardware

•	Position weightings: Xilinx, Inc.; Pure Storage, Inc., Class A ; and the lack of a position in PayPal Holdings, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: internet; hardware; semiconductors

•	Security selection in the following sectors: software; media & entertainment; industrials

•	Position weightings: Alibaba Group Holding, Ltd. ADR; Zoom Video Communications, Inc., Class A; Zalando SE

A discussion with Wellington Management Company LLP — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: semiconductors; professional services; communication equipment

•	Security selection in the following sectors: semiconductors; hotels, restaurants, and leisure; communications equipment

•	Position weightings: Marvell Technology, Inc.; Advanced Micro Devices, Inc.; Texas Instruments, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: hardware; software; electronics

•	Security selection in the following sectors: Information technology services; software; entertainment

•	Position weightings: StoneCo, Ltd.; and the lack of a position in Apple, Inc. & NVIDIA Corp.

398

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Science & Technology Fund returned -23.50% compared to -12.38% for the S&P® North American Technology Sector Index.

*

The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-23.50%	14.70%	17.29%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

399

VALIC Company I Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Growth Fund posted a return of -29.91% for the twelve-month period ending May 31, 2022, compared to a return of -25.71% for the Russell 2000® Growth Index.

A discussion with J.P. Morgan Investment Management Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials; information technology; communication services

•	Security selection in the following sectors: health care; consumer discretionary; real estate

•	Position weightings: iRhythm Technologies, Inc.; Biohaven Pharmaceutical Holding Co., Ltd.; Carlisle Cos., Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; health care; materials

•	Security selection in the following sectors: information technology; industrials; communication services

•	Position weightings: Freshpet, Inc.; Everbridge, Inc.; Accolade, Inc.

A discussion with T. Rowe Price Associates, Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: health care; energy; consumer discretionary

•	Security selection in the following sectors: health care; industrials & business services

•	Issuer weightings: Farmers Business Network; Jand, Inc. (DBA Warby Parker); National Resilience

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials & business services; information technology; financials

•	Security selection in the following sectors: consumer discretionary; information technology

•	Issuer weightings: Rivian Automotive; Deliveroo PLC; Toast, Inc., Class B

400

VALIC Company I Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2022, the Small Cap Growth Fund returned -29.91% compared to -25.71% for the Russell 2000® Growth Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
-29.91%	11.87%	13.42%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

401

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Index Fund posted a return of -17.14% for the twelve-month period ended May 31, 2022, compared to a return of -16.92% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all index Funds, there will be performance discrepancies due to trading, cash, and pricing effects.

A discussion with SunAmerica Asset Management, LLC

During the Period:

The following contributed to Fund return:

•	Allocations in the following sectors: energy; utilities

•	Position weightings: Antero Resources Corp.; Ovintiv, Inc.; Chesapeake Energy Corp.

The following detracted from Fund return:

•	Allocations in the following sectors: healthcare; technology; finance

•	Position weightings: AMC Entertainment Holdings, Inc. Class A; BridgeBio Pharma, Inc.; Invitae Corp.

For the year ended May 31, 2022, the Small Cap Index Fund returned -17.14% compared to -16.92% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-17.14%	7.38%	10.60%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

402

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of -5.18% for the twelve-month period ended May 31, 2022, compared to a return of -7.67% for the Russell 2000® Value Index.

A discussion with Allspring Global Investments, LLC (f/k/a Wells Capital Management Incorporated)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: health care; communication services; consumer staples

•	Security selection in the following sectors: health care; materials; energy

•	Position weightings: Magnolia Oil & Gas Corp. Class A; Southwestern Energy Company; Atkore Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; utilities; real estate

•	Security selection in the following sectors: consumer staples; industrials; utilities

•	Position weightings: Tupperware Brands Corp.; J & J Snack Foods Corp.; Denny’s Corp.

For the year ended May 31, 2022, the Small Cap Special Values Fund returned -5.18% compared to -7.67% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-5.18%	8.67%	11.83%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

403

VALIC Company I Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of -5.49% for the twelve-month period ending May 31, 2022, compared to a return of -7.67% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; information technology; consumer staples

•	Security selection in the following sectors: consumer discretionary; health care; energy

•	Position weightings: Arena Pharmaceuticals, Inc.; Travere Therapeutics, Inc.; Echo Global Logistics, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; utilities; real estate

•	Security selection in the following sectors: communication services; industrials; consumer staples

•	Position weightings: Avis Budget Group, Inc.; Endo International PLC; Liberty TripAdvisor Holdings, Inc.

Equity futures contracts were used to adjust exposures and manage risk of the Fund and detracted from the performance of the Fund.

For the year ended May 31, 2022, the Small Cap Value Fund returned -5.49% compared to -7.67% for the Russell 2000® Value Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
-5.49%	7.23%	10.33%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

404

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Stock Index Fund posted a return of -0.54% for the twelve-month period ended May 31, 2022, compared to a return of -0.30% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

A discussion with SunAmerica Asset Management, LLC

During the Period:

Equity futures contracts were used to maintain market exposure and contributed to the return of the Fund.

The following contributed to Fund return:

•	Allocations in the following sectors: energy; healthcare; utilities

•	Position weightings: Apple; Microsoft; Exxon Mobil

The following detracted from Fund return:

•	Allocations in the following sectors: finance; consumer non-cyclicals; industrials

•	Position weightings: Amazon.com, Inc.; Meta Platforms; PayPal Holdings, Inc.

For the year ended May 31, 2022, the Stock Index Fund returned -0.54% compared to -0.30% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-0.54%	13.03%	14.02%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

405

VALIC Company I Systematic Core Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Systematic Core Fund posted a return of -3.30% for the twelve-month period ended May 31, 2022, compared to a return of -2.71% for the Russell 1000® Index.

A discussion with Goldman Sachs Asset Management, L.P.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; consumer staples; financials

•	Security selection in the following sectors: information technology; industrials; communication services

•	Position weightings: PayPal Holdings, Inc.; Netflix, Inc.; Walt Disney

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; consumer discretionary; utilities

•	Security selection in the following sectors: health care; consumer staples; real estate

•	Position weightings: Chevron Corp.; Exxon Mobil Corp.; Apple, Inc.

For the year ended May 31, 2022, the Systematic Core Fund returned -3.30% compared to -2.71% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
-3.30%	13.04%	13.78%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

406

VALIC Company I Systematic Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Systematic Value Fund posted a return of 3.54% for the twelve-month period ended May 31, 2022, compared to a return of 0.93% for the Russell 1000® Value Index.

A discussion with Wellington Management Company LLP

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; consumer staples; consumer discretionary

•	Security selection in the following sectors: health care; energy; industrials

•	Position weightings: Devon Energy Corp.; Marathon Oil Corp.; and the lack of a position in Walt Disney Co.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; utilities; information technology

•	Security selection in the following sectors: financials; consumer discretionary; real estate

•	Position weightings: Stanley Black & Decker; and the lack of a position in Exxon Mobil Corp. and Chevron Corp.

For the year ended May 31, 2022, the Systematic Value Fund returned 3.54% compared to 0.93% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2022
1 Year	5 Years	10 Years
3.54%	8.44%	11.14%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

407

VALIC Company I U.S. Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The U.S. Socially Responsible Fund posted a return of -2.90% for the twelve-month period ending May 31, 2022, compared to its benchmark, the S&P 500® Index, which returned -0.30%.

The Fund is an optimized portfolio which seeks to track the S&P 500® Index while investing in socially responsive companies. The Fund’s criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to that of the Benchmark.

A discussion with SunAmerica Asset Management, LLC

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: business services; consumer non-cyclicals; non-energy materials

•	Security selection in the following sectors: consumer non-cyclicals; utilities

•	Position weightings: Alphabet, Inc. (Google); and the lack of a position in Amazon.com, Inc. and Meta Platforms

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: finance; energy; healthcare

•	Security selection in the following sectors: technology; financials; healthcare

•	Position weightings: Microsoft Corp.; and the lack of a position in Apple, Inc. and Exxon Mobil Corp.

Equity futures contracts were used to adjust exposures and manage risk of the Fund and detracted from the performance of the Fund.

For the year ended May 31, 2022, the U.S. Socially Responsible Fund returned -2.90% compared to -0.30% for the S&P 500® Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return as of May 31, 2022
1 Year	5 Years	10 Years
-2.90%	12.21%	13.93%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

408

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC COMPANY I

Mid Cap Strategic Growth Fund

(the “Fund”)

Supplement dated February 15, 2022, to the Fund’s Summary Prospectus and Prospectus, each dated October 1, 2021, as supplemented and amended to date

At a meeting held on January 25, 2022 ( the “Meeting”), the Board of Directors of VALIC Company I (the “Board”) approved amendments to the investment subadvisory agreements (the “Amendments”) between The Variable Annuity Life Insurance Company (“VALIC”) and each of Allianz Global Investors U.S. LLC (“Allianz”) and Janus Henderson Investors U.S. LLC (f/k/a Janus Capital Management, LLC) (“Janus”) with respect to the Fund. Under the Amendments, effective February 1, 2022, the subadvisory fee schedules with respect to the Fund are as follows:

Allianz

0.45% on the first $40 million

0.36% on the next $460 million

0.30% assets over $500 million

Janus

0.42% on the first $50 million

0.38% on assets over $50 million

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC COMPANY I

Science and Technology Fund

(the “Fund”)

Supplement dated February 15, 2022, to the Fund’s Summary Prospectus and Prospectus, each dated October 1, 2021, as supplemented and amended to date

At a meeting held on October 25-26, 2021 ( the “Meeting”), the Board of Directors of VALIC Company I (the “Board”) approved amendments to the investment subadvisory agreements (the “Amendments”) between The Variable Annuity Life Insurance Company (“VALIC”) and each of Allianz Global Investors U.S. LLC (“Allianz”) and Wellington Management Company LLP (“Wellington”) with respect to the Fund. Under the Amendments, effective December 7, 2021, the subadvisory fee schedules with respect to the Fund are as follows:

Allianz

0.57% on the first $100 million

0.52% on the next $200 million

0.50% on the next $700 million

0.25% on the next $500 million

0.22% on the next $500 million

0.20% on assets over $2 billion

Wellington

0.50% on the first $400 million

0.40% on the next $600 million

0.25% on the next $500 million

0.225% on assets over $1.5 billion

At the Meeting, the Board also approved an Advisory Fee Waiver Agreement with respect to the Fund. Pursuant to the Advisory Fee Waiver Agreement, VALIC has agreed, until September 30, 2023, to waive the Fund’s advisory fees so that the advisory fee payable by the Fund is equal to 0.87% on the first $500 million of the Fund’s average daily net assets and 0.82% on average daily net assets over $500 million.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

409

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Pursuant to Rules 497(k) and 497(e)

Registration No. 002-83631

VALIC Company I

Government Money Market I Fund

(the “Fund”)

Supplement dated February 23, 2022, to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated October 1, 2021, as amended and supplemented to date

On February 22, 2022, the Board of Directors (the “Board”) of VALIC Company I (the “Company”) approved a proposal to liquidate and dissolve the Fund pursuant to a Plan of Liquidation (the “Plan”). Under the Plan, the liquidation of the Fund is expected to occur on or about July 22, 2022, or such other date as set forth in the Plan (the “Liquidation Date”).

The Fund may hold shorter duration securities or higher cash positions in preparation for the liquidation. Accordingly, the Fund may deviate from its investment objective and investment strategies until it is liquidated on the Liquidation Date.

At any time prior to the Liquidation Date, contract holders, plan participants and individual retirement account owners invested in the Fund may transfer out of the Fund into any other investment option available under their respective product or plan. Please see the relevant product prospectus and any applicable plan materials, including any plan sponsor instructions, for more information.

On the Liquidation Date, the Fund will distribute pro rata to the Fund’s shareholders of record, as of the close of business on the Liquidation Date, all of the remaining assets of the Fund in complete redemption of all of the outstanding shares of the Fund, less an estimated amount necessary to discharge any liabilities and obligations of the Fund. As the Fund is offered through separate accounts of participating insurance companies and to plans and individual retirement accounts, contract holders, plan participants and individual retirement account owners invested in the Fund are expected to receive separate communications from their respective participating insurance company or, where applicable, from a plan trustee or custodian or other plan fiduciary, regarding the substitution of the Fund with a replacement fund or other investment options. Please consult with your plan sponsor, plan service provider, or participating insurance company customer service center, for additional information about the options available under your respective product or plan.

Assuming the liquidation of the Fund occurs, all references to and related to the Fund in the Company’s registration statement (including the Prospectus and the SAI) will be deleted effective upon the Liquidation Date.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Summary Prospectus, Prospectus and/or SAI.

This Supplement should be retained for future reference.

410

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rules 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Emerging Economies Fund

(the “Fund”)

Supplement dated March 28, 2022

to the Fund’s Summary Prospectus and Prospectus, each dated

October 1, 2021, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Fund Summary: Emerging Economies Fund – Investment Adviser,” the information in the table under the heading “Portfolio Managers” is deleted and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Anuj Arora
Managing Director and Back-up Manager	2011
Joyce Weng, CFA
Executive Director and Lead Manager	2017
Harold Yu, CFA
Vice President and Back-up Manager	2022

In the section of the Prospectus entitled “Management,” under the heading “Investment Subadvisers,” the seventh paragraph under J.P. Morgan Investment Management Inc. (“JPMIM”) is deleted in its entirety and replaced with the following:

The Emerging Economies Fund is managed by Joyce Weng, with Anuj Arora and Harold Yu providing back up. Ms. Weng is a portfolio manager covering the GEM Core strategies within the Emerging Markets and Asia Pacific (EMAP) Equities team based in New York and is the lead portfolio manager for the Fund. She was previously in the U.S. Equity Behavioral Finance team at JPMorgan. Prior to joining the Firm in 2010, Ms. Weng worked as a senior analyst at Goldman Sachs Asset Management. Ms. Weng holds a B.A. in Economics (cum laude) and an M.A. in Statistics from Harvard University and is a CFA charterholder. Mr. Arora, a Managing Director and JPMIM employee since 2006, is a portfolio manager for the Fund and is primarily responsible for portfolio construction. Harold Yu is a portfolio manager within the Emerging Markets and Asia Pacific (EMAP) Equities team based in London and is a portfolio manager for the Fund. Prior to this, he was a product analyst covering the GEM Core strategies. He joined the team in February 2014 from Aviva Investors, where he worked in equity derivatives. Mr. Yu obtained a B.A. in Mathematics and Economics from Grinnell College in 2011 and an M.Eng. in Financial Engineering from Cornell in 2013. Mr. Yu holds the FRM designation and is a CFA charterholder.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the Summary Prospectus or

Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rules 497(e) and 497(k)

Registration Nos. 002-83631

VALIC Company I

Inflation Protected Fund

(the “Fund”)

Supplement dated March 29, 2022

to the Funds’ Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated October 1, 2021, as supplemented and amended to date

Effective immediately, Allan M. Levin, portfolio manager associated with Wellington Management Company LLP, will no longer act as a portfolio manager of the Fund. Accordingly, references to Mr. Levin in the Fund’s Summary Prospectus, Prospectus and SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

411

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Aggressive Growth Lifestyle Fund

Conservative Growth Lifestyle Fund

Moderate Growth Lifestyle Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated April 29, 2022, to each Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2022, as supplemented and amended to date

At a meeting held on April 27, 2022, the Board of Directors (“Board”) of VALIC Company I approved certain changes to each Fund’s investment objective and principal investment strategies. These changes will become effective on or about April 29, 2022 (the “Effective Date”).

On the Effective Date, the following changes to the Summary Prospectus and Prospectus are made:

The disclosure in the section of the Summary Prospectus of the Aggressive Growth Lifestyle Fund entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Summary: Aggressive Growth Lifestyle Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Generally, the Fund invests a larger portion of its assets in Underlying Funds that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund. The Fund’s indirect holdings are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers. A portion of the Fund’s indirect holdings may also include fixed-income securities of foreign issuers, real estate and real estate related securities, and money market securities. The Fund’s indirect holdings in fixed-income securities may include high yielding, high risk fixed-income securities (often referred to as “junk bonds”).

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

• Domestic Equity Funds	40% - 70%
• Fixed-Income Funds	10% - 50%
• International Equity Funds	0% - 30%
• Real Estate Funds	0% - 15%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges from time to time. In selecting Underlying Funds, the subadviser may choose from other series of VALIC Company I and from unaffiliated money market funds.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

The disclosure in the section of the Summary Prospectus of the Conservative Growth Lifestyle Fund entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Summary: Conservative Growth Lifestyle Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests a larger portion of its assets in Underlying Funds that invest in securities that generate current income, and generally has a lower risk level than the Aggressive Growth Lifestyle Fund and Moderate Growth Lifestyle Fund.

The Fund’s indirect holdings are primarily in fixed-income securities of domestic and foreign issuers and in equity securities of domestic companies. The Underlying Funds also invest, to a limited extent, in equity securities of foreign issuers, lower rated fixed-income securities (often referred to as “junk bonds”), real estate and real estate related securities, and money market securities.

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

• Domestic Equity Funds	10% - 40%
• Fixed-Income Funds	55% - 90%
• International Equity Funds	0% - 20%
• Real Estate Funds	0% - 6%

412

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges from time to time. In selecting Underlying Funds, the subadviser may choose from other series of VALIC Company I and from unaffiliated money market funds.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

The disclosure in the section of the Summary Prospectus of the Moderate Growth Lifestyle Fund entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Summary: Moderate Growth Lifestyle Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests its assets in Underlying Funds that invest in securities that seek growth of capital, such as stocks, and securities that generate current income, such as bonds and U.S. government-issued securities. The Fund generally has a lower level of risk than the Aggressive Growth Lifestyle Fund but a greater level of risk than the Conservative Growth Lifestyle Fund.

The Fund’s indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-cap companies. The Fund’s indirect holdings may also include foreign and domestic equity securities of medium- and small-cap companies, and lower rated fixed-income securities (often referred to as “junk bonds”), real estate and real estate related securities, and money market securities.

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

• Domestic Equity Funds	25% - 55%
• Fixed-Income Funds	30% - 70%
• International Equity Funds	0% - 25%
• Real Estate Funds	0% - 10%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges from time to time. In selecting Underlying Funds, the subadviser may choose from other series of VALIC Company I and from unaffiliated money market funds.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

In the section of the Funds’ Prospectus entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks” the second paragraph is deleted in its entirety and replaced with the following:

From time to time, certain Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Fund’s investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objective. The following Funds may not take temporary defensive positions that are inconsistent with their principal investment strategies: International Equities Index Fund, MidCap Index Fund, Nasdaq- 100 Index® Fund, Small Cap Index Fund, Stock Index Fund and Systematic Core Fund. In addition, each of the Lifestyle Funds may invest in unaffiliated money market funds as a temporary defensive position.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

413

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Mid Cap Strategic Growth Fund

Science & Technology Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated May 31, 2022, to each Fund’s Summary Prospectus,

Prospectus and Statement of Additional Information, each dated October 1, 2021,

as supplemented and amended to date

On May 17, 2022, the U.S. Department of Justice and the Securities and Exchange Commission (the “SEC”) announced that Allianz Global Investors U.S. LLC (“AllianzGI”), one of the subadvisers to each Fund, pled guilty to securities fraud related to a complex options trading strategy it marketed and sold to institutional investors in private investment funds. AllianzGI’s conduct is unrelated to the Funds; however, as a consequence, AllianzGI is disqualified from acting as a subadviser to the Funds. To avoid any potential hardships to AllianzGI’s U.S. registered investment fund clients, the SEC has issued a temporary exemption under the Investment Company Act of 1940 that permits AllianzGI to continue to act as a subadviser to each Fund for a period of ten weeks to transition its subadvisory responsibilities. The Variable Annuity Life Insurance Company, the Funds’ adviser, anticipates hiring another subadviser to replace AllianzGI prior to the end of the transition period, subject to the approval of the Board of Directors (the “Board”) of VALIC Company I. Fund shareholders will receive information regarding any subadviser replacement after the Board has approved the subadviser change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rules 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Systematic Value Fund

(the “Fund”)

Supplement dated June 3, 2022

to the Fund’s Summary Prospectus and Prospectus, each dated

October 1, 2021, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” and in the section of the Prospectus entitled “Fund Summary: Systematic Value Fund — Principal Investment Strategies of the Fund,” the last sentence in the second paragraph is deleted and replaced with the following:

In exceptional circumstances, the subadviser may exclude, remove or include an issuer or security in the Fund where it believes the data available does not accurately reflect current events, or to adjust the risk profile of the Fund appropriately.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the

Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

414

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC Company I

Mid Cap Strategic Growth Fund

Science & Technology Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated July 21, 2022, to each Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2021, as supplemented and amended to date

Allianz Global Investors U.S. LLC (“AllianzGI”) currently serves as a subadviser to each Fund and is a wholly-owned subsidiary of Allianz Global Investors (“Allianz”). As noted in the supplement dated May 31, 2022, AllianzGI is disqualified from providing advisory services to U.S. registered investment funds, such as the Funds, due to pleading guilty to securities fraud. As a result, Allianz, the parent company of AllianzGI, entered into a definitive agreement with Voya Financial, Inc. (“Voya FI”), whereby Voya FI will integrate certain assets and teams comprising the substantial majority of Allianz’s U.S. business with Voya Investment Management, the asset management business of Voya FI (the “Transaction”). As part of the Transaction, the portfolio management team that currently manages each Fund will join Voya Investment Management Co. LLC (“Voya IM”). The Transaction is expected to close no later than July 25, 2022 (the “Effective Date”).

At a meeting held on July 11, 2022, the Board of Directors (the “Board”) of VALIC Company I approved a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Voya IM (the “New Subadvisory Agreement”) with respect to the Funds, which will become effective on the Effective Date. No changes to the portfolio management teams of the Funds are anticipated as a result of the Transaction. In addition, the level and scope of services to be rendered by Voya IM and the fees payable by VALIC to Voya IM under the New Subadvisory Agreement will remain the same as those under the current investment sub-advisory agreement between VALIC and AllianzGI.

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about the New Subadvisory Agreement.

On the Effective Date, all references to Allianz Global Investors U.S. LLC and AllianzGI serving as a subadviser to the Funds are hereby deleted and replaced with references to Voya Investment Management Co. LLC and Voya IM, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Pursuant to Rules 497(k) and 497(e)

Registration No. 002-83631

VALIC Company I

(the “Company”)

Government Money Market I Fund

(the “Fund”)

Supplement dated July 22, 2022, to the Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”),

each dated October 1, 2021, as amended and supplemented to date

Effective today, July 22, 2022, the Fund has been liquidated. Therefore, all references to and related to the Fund in the Company’s registration statement (including the Prospectus and the SAI) are hereby deleted.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the

Summary Prospectus, Prospectus or SAI, as applicable.

This Supplement should be retained for future reference.

415

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

Yvonne M. Curl

Timothy J. Ebner

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

501 Commerce Street

Nashville, TN 37203

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

Allspring Global Investments, LLC

525 Market St.

10th Floor

San Francisco, CA 94105

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Columbia Management Investment Advisers, LLC

225 Franklen Street

Boston, MA 02110

Boston Partners Global Investors, Inc. d/b/a Boston Partners

One Beacon Street

Boston, MA 02108

ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

Delaware Investments Fund Advisers

610 Market Street

Philadelphia, PA 19106

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Henderson Investors U.S. LLC

151 Detroit Street

Denver, CO 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

Park Avenue Tower

65 E. 55th Street

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Mark R. Szycher,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson

Vice President

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

416

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

417

Manage your account online

You will need to create an online security profile with a unique user ID and password.

•	Check total current balance across available plans and calculate projected retirement income amounts

•	View important plan information including rate of return, balance, contribution amounts, fund and asset-allocation mix, and transaction history

•	Access and download important documents including account statements, transaction confirmations and tax documents

•	Send and receive important documents or messages securely using the secure mail feature in the client mailbox

•	Manage and update your personal account profile including your contact information (phone, address and email), account beneficiaries, trusted contacts and more

PersonalDeliver-e

•	It’s easy to sign up for secure account document access

•	Simply visit aig.com/RetirementServices today to get started

Initiate account transactions including:

•	Change current contribution/salary deferral amounts

•	Change future contribution fund and asset allocations

•	Rebalance current account to desired fund and asset-allocation mix

•	Transfer money among investment options

•	Request a one-time withdrawal

Sign up today at aig.com/RetirementServices

•	Register for online access

•	Follow steps to create a security profile

Please note:

Email delivery is not accessible to certain annuity contract owners.

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

We see the future in you.SM Sign up for PersonalDeliver-e® today.

CLICK aig.com/RetirementServices or VISIT your financial professional

This material is general in nature, was developed for educational use only, and is not intended to provide financial, legal, fiduciary, accounting or tax advice, nor is it intended to make any recommendations. Applicable laws and regulations are complex and subject to change. Please consult with your financial professional regarding your situation. For legal, accounting or tax advice consult the appropriate professional.

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (VFA), member FINRA, SIPC and an SEC-registered investment adviser.

Annuities are issued by The Variable Annuity Life Insurance Company (VALIC), Houston, TX. Variable annuities are distributed by its affiliate, AIG Capital Services, Inc. (ACS), member FINRA.

AIG Retirement Services represents The Variable Annuity Life Insurance Company (VALIC) and its subsidiaries, VALIC Financial Advisors, Inc. (VFA) and VALIC Retirement Services Company (VRSCO). All are members of American International Group, Inc. (AIG).

© American International Group, Inc. All rights reserved.

VC 23800 (06/2022) J758407 EE

VALIC Company I

P.O. Box 3206

Houston, TX 77253-3206

VC 9530    (05/2022)    J101997

Item 2.	Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended May 31, 2022, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2022	2021
(a) Audit Fees	$1,147,540	$1,084,990
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2022	2021
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$403,601	$610,825

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)

No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2022 and 2021 were $403,601 and $849,920 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 9, 2022

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 9, 2022